                                          [GRAPHIC]

                              Frank Russell Cover

                                 RUSSELL FUNDS
FRANK RUSSELL INVESTMENT COMPANY





[LOGO] RUSSELL
2002 Semiannual Report
CLASS C, E, AND S SHARES
DIVERSIFIED EQUITY FUND
SPECIAL GROWTH FUND
EQUITY INCOME FUND
QUANTITATIVE EQUITY FUND
INTERNATIONAL SECURITIES FUND
EMERGING MARKETS FUNDS
REAL ESTATE SECURITIES FUND
SHORT TERM BOND FUND
DIVERSIFIED BOND FUND
MULTISTRATEGY BOND FUND
TAX EXEMPT BOND FUND
TAX-MANAGED LARGE CAP FUND
TAX-MANAGED MID & SMALL CAP FUND
  (Formerly Tax-Managed Small Cap Fund)
CLASS C, E, I, AND S SHARES
SELECT GROWTH FUND
SELECT VALUE FUND
APRIL 30, 2002

                          FRANK RUSSELL INVESTMENT
                          COMPANY

                          Frank Russell Investment Company
                          is a "series mutual fund" with 31
                          different investment portfolios.
                          These financial statements report
                          on fifteen Funds, each of which has
                          distinct investment objectives and
                          strategies.

                          FRANK RUSSELL INVESTMENT
                          MANAGEMENT COMPANY


                          Responsible for overall management
                          and administration of the Funds.

                          FRANK RUSSELL COMPANY

                          Consultant to Frank Russell
                          Investment Management Company.

                        FRANK RUSSELL INVESTMENT COMPANY

                                  RUSSELL FUNDS

                                SEMIANNUAL REPORT

                           APRIL 30, 2002 (UNAUDITED)




                                TABLE OF CONTENTS

                                                                         Page
      Diversified Equity Fund ........................................     2

      Special Growth Fund ............................................    15

      Equity Income Fund .............................................    31

      Quantitative Equity Fund .......................................    42

      International Securities Fund ..................................    54

      Emerging Markets Fund ..........................................    72

      Real Estate Securities Fund ....................................    87

      Short Term Bond Fund ...........................................    94

      Diversified Bond Fund ..........................................   107

      Multistrategy Bond Fund ........................................   127

      Tax Exempt Bond Fund ...........................................   148

      Tax-Managed Large Cap Fund .....................................   163

      Tax-Managed Mid & Small Cap Fund ...............................   172

      Select Growth Fund .............................................   185

      Select Value Fund ..............................................   196

      Notes to Statement of Net Assets ...............................   207

      Notes to Financial Statements ..................................   208

      Matters Submitted to a Vote of Shareholders ....................   225

      Manager, Money Managers and Service Providers ..................   231

FRANK RUSSELL INVESTMENT COMPANY - RUSSELL FUNDS
Copyright (C) Frank Russell Company 2002. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

DIVERSIFIED EQUITY FUND

STATEMENT OF NET ASSETS
                                                      April 30, 2002 (Unaudited)

                                                                         MARKET
                                                            NUMBER       VALUE
                                                              OF         (000)
                                                            SHARES         $
                                                          ----------    --------
COMMON STOCKS - 92.5%
AUTO AND TRANSPORTATION - 3.0%
Airborne, Inc.                                                 4,280          89
AMR Corp. (a)                                                 16,870         362
ArvinMeritor, Inc.                                             1,715          54
Autoliv, Inc.                                                 35,300         780
BorgWarner, Inc.                                               5,400         337
Burlington Northern Santa Fe Corp.                            50,930       1,400
Canadian National Railway Co.                                 23,100       1,105
Circuit City Stores, Inc. - Carmax Group (a)                   2,100          62
CSX Corp.                                                      8,900         322
Dana Corp.                                                    80,200       1,625
Delphi Corp.                                                 147,530       2,294
Expeditors International Washington, Inc.                      3,010         174
FedEx Corp. (a)                                               37,190       1,922
Ford Motor Co.                                               112,655       1,802
General Motors Corp.                                         131,558       8,439
Genuine Parts Co.                                              9,910         342
Goodyear Tire & Rubber Co./The                                17,100         380
Harley-Davidson, Inc.                                        103,910       5,506
Lear Corp. (a)                                                43,780       2,251
Norfolk Southern Corp.                                        26,000         557
Skywest, Inc.                                                 28,474         653
Southwest Airlines Co.                                       191,317       3,484
Tidewater, Inc.                                                  290          13
TRW, Inc.                                                      3,080         169
Union Pacific Corp.                                           22,140       1,258
United Parcel Service, Inc. Class B                           21,000       1,261
Visteon Corp.                                                 15,900         245
                                                                          ------
                                                                          36,886
                                                                          ------

CONSUMER DISCRETIONARY - 14.4%
Abercrombie & Fitch Co. Class A (a)                           93,100       2,793
Alberto-Culver Co. Class B                                     4,600         251
AOL Time Warner, Inc. (a)                                    162,290       3,087
Apollo Group, Inc. (a)                                        63,000       2,415
Argosy Gaming Co. (a)                                          3,700         133
Autonation, Inc. (a)                                          53,900         862
Autozone, Inc. (a)                                             6,990         531
Avon Products, Inc.                                           13,700         765
Banta Corp.                                                    2,880         108
Bed Bath & Beyond, Inc. (a)                                   71,642       2,663
Best Buy Co., Inc. (a)                                        17,100       1,271
Black & Decker Corp.                                          49,100       2,390
Bob Evans Farms                                                1,600          49
Brinker International, Inc. (a)                               57,600       1,984
Callaway Golf Co.                                              9,500         167
Carnival Corp.                                                 8,700         290
CBRL Group, Inc.                                              50,900       1,545
CDW Computer Centers, Inc. (a)                                12,000         658
Cendant Corp. (a)                                            135,900       2,445
Chico's FAS, Inc. (a)                                         26,700         963
Circuit City Stores, Inc. - Circuit City Group                 9,220         199
Clear Channel Communications, Inc. (a)                        69,600       3,268
COX Radio, Inc. Class A (a)                                    2,800          80
Darden Restaurants, Inc.                                      26,420       1,054
Dillard's, Inc. Class A                                       10,900         267
Eastman Kodak Co.                                             80,700       2,599
eBay, Inc. (a)                                                28,650       1,521
Electronic Arts, Inc. (a)                                     15,800         933
Emmis Communications Corp. Class A (a)                         2,200          64
Expedia, Inc. Class A (a)                                        870          70
Family Dollar Stores                                           1,650          57
Fastenal Co.                                                  19,000       1,589
Federated Department Stores (a)                              123,445       4,904
Foot Locker, Inc. (a)                                         40,450         637
Four Seasons Hotels, Inc.                                     50,601       2,528
Furniture Brands International, Inc. (a)                         400          16
Gannett Co., Inc.                                             59,380       4,353
Gillette Co./The                                              51,370       1,823
Gtech Holdings Corp. (a)                                       6,180         370
Harrah's Entertainment, Inc. (a)                               4,740         233
Hilton Hotels Corp.                                           14,000         229
Home Depot, Inc.                                             309,139      14,335
Insight Communications (a)                                       790          12
International Flavors & Fragrances, Inc.                       2,300          74
Interpublic Group Co.s, Inc.                                  35,490       1,096
Jones Apparel Group, Inc. (a)                                  2,700         105
Kimberly-Clark Corp.                                          59,200       3,855
Kohls Corp. (a)                                              134,340       9,901
Lamar Advertising Co. (a)                                     10,000         429
Leggett & Platt, Inc.                                         14,530         382
Liberty Media Corp. Class A (a)                              136,020       1,455
Limited, Inc./The                                             46,460         890
Lowe's Co.s, Inc.                                            168,376       7,121
Mandalay Resort Group (a)                                      6,486         233
Manpower, Inc.                                                26,000       1,047
Marriott International, Inc. Class A                          23,800       1,046
Mattel, Inc.                                                  38,570         796
May Department Stores Co./The                                 51,110       1,772
McDonald's Corp.                                              28,380         806
McGraw-Hill Co.s, Inc.                                         1,600         102
Media General, Inc. Class A                                    1,100          75
MGM MIRAGE (a)                                                56,014       2,249
Michaels Stores, Inc. (a)                                     10,000         405
Monsanto Co.                                                  12,900         397
New York Times Co. Class A                                     6,900         321
Newell Rubbermaid, Inc.                                       26,450         831
Nike, Inc. Class B                                             6,300         336
Nordstrom, Inc.                                               16,100         378

2 Diversified Equity Fund

DIVERSIFIED EQUITY FUND

                                                      April 30, 2002 (Unaudited)

                                                                         MARKET
                                                              NUMBER     VALUE
                                                                OF       (000)
                                                              SHARES       $
                                                             -------    --------
Office Depot, Inc. (a)                                        28,140         539
Omnicom Group                                                 43,156       3,765
Park Place Entertainment Corp. (a)                            32,350         398
Petco Animal Supplies, Inc. NEW (a)                           19,000         456
Pier 1 Imports, Inc.                                           7,100         170
RadioShack Corp.                                              14,130         441
Republic Services, Inc. (a)                                    6,910         137
Robert Half International, Inc. (a)                            2,750          72
RR Donnelley & Sons Co.                                        8,700         278
Ruby Tuesday, Inc.                                             4,600         116
Ryanair Holdings PLC - ADR (a)                                37,888       1,175
Sears Roebuck and Co.                                        112,600       5,940
ServiceMaster Co./The                                          9,630         135
Snap-On, Inc.                                                  4,400         139
Sonic Corp. (a)                                                3,200          94
Stanley Works/The                                              5,400         251
Staples, Inc. (a)                                             27,000         539
Starbucks Corp. (a)                                           22,000         502
Starwood Hotels & Resorts Worldwide, Inc.                     32,400       1,225
Target Corp.                                                 168,300       7,346
Tech Data Corp. (a)                                           11,600         549
THQ, Inc. (a)                                                  3,449         121
Ticketmaster Class B (a)                                       1,650          39
Tiffany & Co.                                                112,162       4,458
TJX Co.s, Inc.                                                 5,800         253
Toys R US, Inc. (a)                                           12,000         207
Tribune Co.                                                   45,700       2,019
Tricon Global Restaurants, Inc. (a)                            6,090         384
Univision Communications, Inc. Class A (a)                    22,000         879
VF Corp.                                                      26,100       1,142
Viacom, Inc. Class B (a)                                     299,678      14,115
Wal-Mart Stores, Inc.                                        315,243      17,610
Wallace Computer Services, Inc.                                5,650         123
Walt Disney Co.                                              318,760       7,389
Washington Post Class B                                           30          19
Waste Management, Inc.                                        26,370         695
Wendy's International, Inc.                                   10,120         378
Westwood One, Inc. (a)                                         2,520          91
Whirlpool Corp.                                               11,630         872
Williams-Sonoma, Inc. (a)                                      5,800         334
                                                                         -------
                                                                         178,008
                                                                         -------

CONSUMER STAPLES - 7.0%
Albertson's, Inc.                                             22,600         758
Anheuser-Busch Co.s, Inc.                                    127,853       6,776
Clorox Co.                                                    60,220       2,665
Coca-Cola Co./The                                            131,530       7,301
Coca-Cola Enterprises, Inc.                                    8,600         169
Colgate-Palmolive Co.                                         29,869       1,583
Conagra Foods, Inc.                                           79,840       1,956
Coors (Adolph) Class B                                         3,310         221
CVS Corp.                                                      1,430          48
Diageo PLC - ADR                                              17,900         946
Dial Corp./The                                                83,900       1,760
Dole Food Co.                                                  2,080          69
General Mills, Inc.                                            8,830         389
Hershey Foods Corp.                                           16,760       1,140
HJ Heinz Co.                                                  17,270         725
Hormel Foods Corp.                                            18,070         446
Interstate Bakeries                                            5,760         142
JM Smucker Co./The                                            24,000         833
Kellogg Co.                                                  100,100       3,596
Kroger Co. (a)                                                12,900         294
Pepsi Bottling Group, Inc.                                    13,100         375
PepsiAmericas, Inc.                                           18,700         285
PepsiCo, Inc.                                                297,541      15,443
Philip Morris Co.s, Inc.                                     200,960      10,938
Procter & Gamble Co.                                         162,670      14,683
RJ Reynolds Tobacco Holdings, Inc.                            23,940       1,657
Ruddick Corp.                                                  1,930          33
Sara Lee Corp.                                                17,500         371
Smithfield Foods, Inc. (a)                                     4,700          99
Supervalu, Inc.                                               59,260       1,778
Sysco Corp.                                                   69,260       2,009
Tyson Foods, Inc. Class A                                     37,145         521
Unilever NV                                                   34,784       2,251
UST, Inc.                                                      7,000         279
Walgreen Co.                                                  94,000       3,550
WM Wrigley Jr Co.                                              3,900         215
                                                                        --------
                                                                          86,304
                                                                        --------

FINANCIAL SERVICES - 19.5%
Aetna, Inc.                                                   25,300       1,204
Aflac, Inc.                                                    9,130         273
AG Edwards, Inc.                                               3,730         153
Allied Capital Corp.                                           2,450          64
Allmerica Financial Corp.                                        410          20
Allstate Corp./The                                           116,580       4,633
AMBAC Financial Group, Inc.                                    4,750         299
American Express Co.                                         202,070       8,287
American Financial Group, Inc.                                 3,240          96
American International Group                                 169,786      11,736
AmSouth Bancorp                                               53,870       1,223
Annaly Mortgage Management, Inc.                              13,400         244
AON Corp.                                                      2,800         100
Apartment Investment & Management Co. Class A (b)              7,790         382
Associated Banc-Corp                                           1,925          72
Bank of America Corp.                                        218,768      15,857
Bank One Corp.                                                66,500       2,718

                                                       Diversified Equity Fund 3

DIVERSIFIED EQUITY FUND

                                                      April 30, 2002 (Unaudited)

                                                                          MARKET
                                                                NUMBER    VALUE
                                                                  OF      (000)
                                                                SHARES      $
                                                                ------    ------
BB&T Corp.                                                      18,690       712
Bear Stearns Co.s, Inc.                                         13,500       836
BISYS Group, Inc. (a)                                           40,200     1,375
Capital One Financial Corp.                                     74,594     4,467
CarrAmerica Realty Corp. (b)                                     1,640        53
Charles Schwab Corp./The                                        13,400       153
Charter One Financial, Inc.                                     15,521       549
Chubb Corp.                                                     26,590     2,039
Cigna Corp.                                                     10,640     1,160
Cincinnati Financial Corp.                                       3,700       173
Citigroup, Inc.                                                752,734    32,594
CNA Financial Corp. (a)                                          3,310        99
Colonial BancGroup, Inc.                                         5,460        87
Comerica, Inc.                                                  15,300       962
Commerce Bancshares, Inc.                                          525        23
Compass Bancshares, Inc.                                         2,730        98
Concord EFS, Inc. (a)                                           37,900     1,235
Countrywide Credit Ind, Inc.                                    17,140       801
Crescent Real Estate EQT Co. (b)                                 3,650        72
Deluxe Corp.                                                    22,420       984
Dow Jones & Co., Inc.                                            1,350        73
DST Systems, Inc. (a)                                            2,330       115
Duke Realty Corp. (b)                                           27,240       716
E*trade Group, Inc. (a)                                          8,500        64
Equity Office Properties Trust (b)                              71,172     2,038
Fannie Mae                                                     148,802    11,745
Federated Investors, Inc. Class B                                9,750       313
Fidelity National Financial, Inc.                                1,230        38
Fifth Third Bancorp                                              7,000       480
First American Corp.                                             6,700       148
First Data Corp.                                                66,320     5,272
FirstMerit Corp.                                                   590        17
Fiserv, Inc. (a)                                                19,000       845
FleetBoston Financial Corp.                                    221,944     7,835
Franklin Resources, Inc.                                        22,550       945
Freddie Mac                                                    145,080     9,481
Fulton Financial Corp.                                           2,771        68
Golden State Bancorp, Inc.                                       4,560       150
Golden West Financial Corp.                                     19,510     1,334
Goldman Sachs Group, Inc.                                       74,570     5,872
Greater Bay Bancorp                                              3,600       121
Greenpoint Financial Corp.                                       5,620       278
H&R Block, Inc.                                                 13,900       558
Hartford Financial Services Group, Inc.                         38,000     2,633
Hibernia Corp. Class A                                           7,280       145
Hilb, Rogal & Hamilton Co.                                       4,100       151
Household International, Inc.                                   57,420     3,347
Hudson United Bancorp                                            2,500        79
Huntington Bancshares, Inc.                                     37,800       767
iStar Financial, Inc. (b)                                          530        16
Jefferson-Pilot Corp.                                           16,295       816
John Hancock Financial Services, Inc.                           25,990     1,003
JP Morgan Chase & Co.                                          215,355     7,559
Keycorp                                                         42,460     1,194
Lehman Brothers Holdings, Inc.                                  84,694     4,997
Lincoln National Corp.                                           8,450       405
Loews Corp.                                                     11,030       661
Marsh & McLennan Co.s, Inc.                                      1,920       194
MBIA, Inc.                                                      14,185       765
MBNA Corp.                                                     173,760     6,160
Mellon Financial Corp.                                          59,900     2,262
Merrill Lynch & Co., Inc.                                      153,220     6,426
Metlife, Inc.                                                   72,330     2,469
Mony Group, Inc.                                                   900        35
Moody's Corp.                                                   18,150       791
Morgan Stanley Dean Witter & Co.                                92,100     4,395
National City Corp.                                             83,700     2,611
National Commerce Financial Corp.                                2,640        74
New Plan Excel Realty Trust (b)                                  5,200       102
New York Community Bancorp, Inc.                                 9,500       282
Old National Bancorp                                               624        15
Old Republic International Corp.                                36,120     1,200
Paychex, Inc.                                                   11,600       433
PMI Group, Inc. (The)                                            1,070        87
PNC Financial Services Group, Inc.                              35,460     1,956
Popular, Inc.                                                    1,290        38
Principal Financial Group NEW (a)                               22,000       612
Progressive Corp./The                                            2,700       155
Protective Life Corp.                                            2,040        65
Radian Group, Inc.                                               1,180        61
Regency Centers Corp.                                           31,700     1,265
Regions Financial Corp.                                         29,720     1,042
Safeco Corp.                                                    52,600     1,757
Simon Property Group, Inc. (b)                                  14,850       501
SouthTrust Corp.                                               121,090     3,231
St. Paul Co.s                                                   24,200     1,205
Stilwell Financial, Inc.                                         6,060       129
Sungard Data Systems, Inc. (a)                                   2,700        80
SunTrust Banks, Inc.                                            36,390     2,474
T Rowe Price Group, Inc.                                         4,690       164
TCF Financial Corp.                                              9,000       468
Torchmark Corp.                                                 10,000       409
Travelers Property Casualty Corp. (a)                           20,030       504
Travelers Property Casualty Corp. Class A NEW (a)               47,600       885
Union Planters Corp.                                             7,590       380
UnionBanCal Corp.                                               12,300       595
UnumProvident Corp.                                              9,840       278
US Bancorp                                                     130,345     3,089
USA Education, Inc.                                             63,866     6,122
Wachovia Corp.                                                 159,080     6,051
Washington Federal, Inc.                                           480        13

4 Diversified Equity Fund

DIVERSIFIED EQUITY FUND

                                                      April 30, 2002 (Unaudited)

                                                                         MARKET
                                                              NUMBER      VALUE
                                                                OF        (000)
                                                              SHARES        $
                                                              -------    -------
Washington Mutual, Inc.                                       102,797      3,879
Wells Fargo & Co.                                             125,272      6,408
                                                                         -------
                                                                         240,229
                                                                         -------

HEALTH CARE - 14.0%
Abbott Laboratories                                           215,500     11,626
AdvancePCS (a)                                                  2,500         85
Alcon, Inc. NEW (a)                                            17,000        589
Allergan, Inc.                                                  8,700        573
AmerisourceBergen Corp.                                        26,663      2,066
Amgen, Inc. (a)                                                78,700      4,162
Anthem, Inc. NEW (a)                                           13,000        887
Apria Healthcare Group, Inc. (a)                                7,300        190
Bard (C.R.), Inc.                                               4,210        231
Barr Laboratories, Inc. (a)                                     2,090        139
Baxter International, Inc.                                    165,036      9,391
Beckman Coulter, Inc.                                           7,400        353
Becton Dickinson & Co.                                         54,894      2,040
Boston Scientific Corp. (a)                                    48,280      1,203
Bristol-Myers Squibb Co.                                       95,620      2,754
Cardinal Health, Inc.                                          77,390      5,359
Caremark Rx, Inc. (a)                                          23,300        501
Charles River Laboratories International, Inc. (a)              3,700        111
DaVita, Inc. (a)                                                8,820        229
Dentsply International, Inc.                                    6,300        250
Eli Lilly & Co.                                                65,210      4,307
Express Scripts, Inc. (a)                                      15,400        973
Forest Laboratories, Inc. (a)                                  37,340      2,880
Gilead Sciences, Inc. (a)                                       4,200        131
GlaxoSmithKline PLC - ADR                                      18,000        865
Guidant Corp. (a)                                              64,800      2,436
HCA, Inc.                                                      68,200      3,259
Health Management Associates, Inc. Class A (a)                 30,400        649
Health Net, Inc. (a)                                           23,310        691
Healthsouth Corp. (a)                                           9,000        136
Humana, Inc. (a)                                                8,570        140
ICOS Corp. (a)                                                  2,010         52
Idec Pharmaceuticals Corp. (a)                                 22,440      1,233
Isis Pharmaceuticals, Inc. (a)                                  5,000         63
IVAX Corp. (a)                                                 59,450        702
Johnson & Johnson                                             367,870     23,493
King Pharmaceuticals, Inc. (a)                                  6,380        200
Laboratory Corp. Of America Holdings (a)                       29,900      2,966
McKesson Corp.                                                  9,600        388
Medimmune, Inc. (a)                                            36,151      1,207
Medtronic, Inc.                                                54,100      2,418
Merck & Co., Inc.                                              85,400      4,641
Mylan Laboratories                                                520         14
Oxford Health Plans (a)                                        16,960        783
Perrigo Co. (a)                                                   100          1
Pfizer, Inc.                                                  592,177     21,527
Pharmaceutical Product Development, Inc. (a)                   45,690      1,150
Pharmacia Corp.                                                42,080      1,735
Quest Diagnostics (a)                                          38,156      3,508
Schering-Plough Corp.                                          95,800      2,615
St. Jude Medical, Inc. (a)                                     22,900      1,906
Steris Corp. (a)                                                9,170        203
Stryker Corp.                                                  24,300      1,300
Tenet Healthcare Corp. (a)                                    165,135     12,116
Triad Hospitals, Inc. (a)                                       3,600        151
Trigon Healthcare, Inc. (a)                                     6,600        664
UnitedHealth Group, Inc.                                      146,718     12,883
Universal Health Services, Inc. Class B (a)                     7,800        363
WebMD Corp. (a)                                                 6,170         43
Wellpoint Health Networks (a)                                  25,000      1,877
Wyeth                                                         238,286     13,582
                                                                         -------
                                                                         172,990
                                                                         -------

INTEGRATED OILS - 3.4%
Amerada Hess Corp.                                             29,880      2,297
BP PLC - ADR                                                   22,000      1,118
ChevronTexaco Corp.                                            49,817      4,320
Conoco, Inc.                                                  124,895      3,503
Exxon Mobil Corp.                                             509,220     20,456
Kerr-McGee Corp.                                               19,360      1,158
Marathon Oil Corp.                                             63,840      1,855
Occidental Petroleum Corp.                                     62,060      1,784
Phillips Petroleum Co.                                         50,376      3,013
Unocal Corp.                                                   67,500      2,510
                                                                         -------
                                                                          42,014
                                                                         -------

MATERIALS AND PROCESSING - 4.2%
Air Products & Chemicals, Inc.                                 64,430      3,096
Akzo Nobel NV - ADR                                            56,400      2,436
Albany International Corp. Class A                              3,650         92
Albemarle Corp.                                                 4,450        132
Alcan, Inc.                                                       410         15
Alcoa, Inc.                                                   185,062      6,298
Archer-Daniels-Midland Co.                                    179,725      2,385
Ashland, Inc.                                                  18,660        762
Barrick Gold Corp.                                              2,460         49
Bemis Co.                                                       3,200        170
Boise Cascade Corp.                                             9,270        314
Cabot Corp.                                                       480         14
Carpenter Technology                                            1,200         32
Catellus Development Corp. (a)                                 31,220        637
Dow Chemical Co./The                                           30,176        960
Du Pont (E.I.) de Nemours & Co.                                60,475      2,691
Dycom Industries, Inc. (a)                                        520          8

                                                       Diversified Equity Fund 5

DIVERSIFIED EQUITY FUND

                                                      April 30, 2002 (Unaudited)


                                                                          MARKET
                                                               NUMBER     VALUE
                                                                 OF       (000)
                                                               SHARES       $
                                                              -------     ------
Eastman Chemical Co.                                            8,600        379
Ecolab, Inc.                                                   10,100        443
Engelhard Corp.                                                 8,700        265
Harsco Corp.                                                    1,910         81
Hercules, Inc. (a)                                             46,500        567
International Paper Co.                                        81,500      3,377
Lafarge North America, Inc.                                     5,660        248
Longview Fibre Co.                                              1,970         20
Louisiana-Pacific Corp.                                        90,000      1,053
Lubrizol Corp.                                                  2,960        102
Masco Corp.                                                    55,910      1,571
MeadWestvaco Corp.                                             19,951        586
Nucor Corp.                                                    57,720      3,374
Packaging Corp. of America (a)                                  4,620         91
Pactiv Corp. (a)                                               14,850        307
Placer Dome, Inc.                                               3,190         37
PPG Industries, Inc.                                           37,180      1,945
Praxair, Inc.                                                  93,540      5,341
Precision Castparts Corp.                                       7,100        251
Rayonier, Inc.                                                  1,950        114
Rohm & Haas Co.                                                42,500      1,577
Schulman (A.), Inc.                                             2,140         43
Sealed Air Corp. (a)                                            5,700        255
Security Capital Group, Inc. Class B (a)                          610         16
Sherwin-Williams Co./The                                       50,300      1,546
Smurfit-Stone Container Corp. (a)                              44,960        730
Sonoco Products Co.                                             8,870        256
Syngenta AG - ADR                                             181,100      2,218
Temple-Inland, Inc.                                             3,800        201
Timken Co.                                                      3,100         83
Tyco International, Ltd.                                      162,078      2,990
United States Steel Corp.                                      35,890        647
Vulcan Materials Co.                                            4,800        221
Weyerhaeuser Co.                                                7,860        469
Worthington Industries                                         16,670        247
York International Corp.                                          630         23
                                                                         -------
                                                                          51,765
                                                                         -------

MISCELLANEOUS - 2.8%
Crane Co.                                                      11,460        316
Eaton Corp.                                                     6,990        591
Fortune Brands, Inc.                                           25,720      1,344
General Electric Co.                                          634,870     20,031
Georgia-Pacific Corp.                                          27,370        793
Honeywell International, Inc.                                 116,832      4,285
Illinois Tool Works, Inc.                                      17,500      1,262
ITT Industries, Inc.                                           11,030        771
Johnson Controls, Inc.                                         28,340      2,444
Lancaster Colony Corp.                                            890         34
SPX Corp. (a)                                                  12,800      1,724
Textron, Inc.                                                  23,010      1,132
                                                                         -------
                                                                          34,727
                                                                         -------

OTHER ENERGY - 1.9%
Anadarko Petroleum Corp.                                       30,990      1,668
Apache Corp.                                                   85,668      4,997
Aquila, Inc.                                                    6,630        106
BJ Services Co. (a)                                            93,800      3,446
Burlington Resources, Inc.                                      7,100        315
Devon Energy Corp.                                             32,600      1,608
EL Paso Corp.                                                  48,340      1,934
EOG Resources, Inc.                                            13,900        591
GlobalSantaFe Corp.                                            21,640        759
Helmerich & Payne, Inc.                                         2,550        105
Massey Energy Co.                                               2,810         42
Nabors Industries, Inc. (a)                                    19,000        865
Noble Corp. (a)                                                 2,000         91
Noble Drilling Corp. (a)                                       19,000        824
PNM Resources, Inc.                                             5,720        166
Schlumberger, Ltd.                                             29,500      1,615
Smith International, Inc. (a)                                  18,200      1,275
Sunoco, Inc.                                                    4,400        151
Weatherford International, Inc. (a)                            35,000      1,745
Williams Co.s, Inc.                                            30,360        580
Williams Co.s, Inc. (a)                                        33,900        789
                                                                         -------
                                                                          23,672
                                                                         -------

PRODUCER DURABLES - 5.7%
3M Co.                                                         66,904      8,417
Agilent Technologies, Inc. (a)                                 79,110      2,377
Allied Waste Industries, Inc. (a)                               3,000         36
Andrew Corp. (a)                                               17,220        286
Applied Materials, Inc. (a)                                   231,460      5,629
ASML Holding NV (a)                                            50,000      1,117
Boeing Co./The                                                  9,470        422
Caterpillar, Inc.                                              64,890      3,544
Celestica, Inc. (a)                                            11,000        305
Cooper Industries, Inc.                                         2,970        130
Cummins, Inc.                                                   6,200        264
Danaher Corp.                                                  35,500      2,541
Deere & Co.                                                    90,600      4,055
Dover Corp.                                                    11,460        427
DR Horton, Inc.                                                56,109      1,448
Emerson Electric Co.                                            8,270        442
General Dynamics Corp.                                         39,870      3,871
Goodrich Corp.                                                  8,760        280
Grainger (W.W.), Inc.                                          26,260      1,472
Hubbell, Inc. Class B                                           4,700        162
Ingersoll-Rand Co. Class A                                     12,000        599
Kennametal, Inc.                                                2,030         81
Kla-Tencor Corp. (a)                                           24,800      1,462
Koninklijke Philips Electronics NV                             73,900      2,292
Lennar Corp.                                                   30,964      1,720
Lockheed Martin Corp.                                         134,316      8,448
MDC Holdings, Inc.                                             20,694      1,045

6 Diversified Equity Fund

DIVERSIFIED EQUITY FUND

                                                      April 30, 2002 (Unaudited)

                                                                          MARKET
                                                              NUMBER      VALUE
                                                                OF        (000)
                                                              SHARES        $
                                                             --------    -------
Molex, Inc.                                                    17,000        572
Northrop Grumman Corp.                                         39,900      4,814
Novellus Systems, Inc. (a)                                     40,300      1,910
NVR, Inc. (a)                                                     900        333
Pall Corp.                                                    145,900      3,035
Pentair, Inc.                                                   3,710        180
Pitney Bowes, Inc.                                             29,670      1,249
Polycom, Inc. (a)                                              53,000      1,093
Pulte Homes, Inc.                                               6,430        342
Rockwell Collins, Inc.                                          7,490        178
Stewart & Stevenson Services                                    1,490         28
Tektronix, Inc. (a)                                             3,620         80
Toll Brothers, Inc. (a)                                        18,200        541
United Technologies Corp.                                      28,770      2,019
Xerox Corp.                                                    76,100        673
                                                                         -------
                                                                          69,919
                                                                         -------

TECHNOLOGY - 10.7%
Accenture, Ltd. Class A NEW (a)                                48,040      1,030
Activision, Inc. (a)                                            6,949        219
Adobe Systems, Inc.                                             3,300        132
Advanced Micro Devices, Inc. (a)                               69,900        781
Affiliated Computer Services, Inc. Class A (a)                 31,800      1,719
Agere Systems, Inc. Class A NEW (a)                            68,200        289
Analog Devices, Inc. (a)                                       28,220      1,043
Apple Computer, Inc. (a)                                       61,000      1,480
Ariba, Inc. (a)                                               137,026        514
Autodesk, Inc.                                                 90,840      1,671
Automatic Data Processing                                      18,000        915
Avnet, Inc.                                                    27,210        697
AVX Corp.                                                      12,350        246
BMC Software, Inc. (a)                                            900         13
Brocade Communications Systems, Inc. (a)                       19,000        486
Cisco Systems, Inc. (a)                                       832,160     12,191
CommScope, Inc. (a)                                             3,310         53
Compaq Computer Corp.                                         134,900      1,369
Computer Associates International, Inc.                        20,900        389
Computer Sciences Corp. (a)                                    12,120        544
Compuware Corp. (a)                                            21,160        166
Corning, Inc.                                                  54,800        367
Dell Computer Corp. (a)                                       168,490      4,438
Electronic Data Systems Corp.                                  89,000      4,829
Electronics for Imaging (a)                                     1,153         21
EMC Corp. (a)                                                  33,000        302
Flextronics International, Ltd. (a)                            29,000        402
Harris Corp.                                                    5,100        185
Hewlett-Packard Co.                                           163,620      2,798
Hughes Electronics Corp. (a)                                    4,031         60
Imation Corp. (a)                                                 500         15
Ingram Micro, Inc. (a)                                         15,340        228
Intel Corp.                                                   501,170     14,338
International Business Machines Corp.                          82,150      6,881
International Rectifier Corp. (a)                              47,400      2,186
Intuit, Inc. (a)                                               43,300      1,696
Jabil Circuit, Inc. (a)                                         2,870         59
JDS Uniphase Corp. (a)                                          1,940          8
Keane, Inc. (a)                                                 3,900         61
L-3 Communications Holdings, Inc. (a)                          20,790      2,657
Linear Technology Corp.                                        38,000      1,477
LSI Logic Corp. (a)                                            16,100        207
Lucent Technologies, Inc.                                      90,500        416
Manugistics Group, Inc. (a)                                     3,900         61
Maxim Integrated Products (a)                                   7,400        369
Mercury Interactive Corp. (a)                                  18,300        682
Microchip Technology, Inc. (a)                                 31,800      1,415
Micron Technology, Inc. (a)                                    66,800      1,583
Microsoft Corp. (a)                                           349,290     18,255
Motorola, Inc.                                                 42,200      2,026
Motorola, Inc.                                                226,560      3,489
National Semiconductor Corp. (a)                               38,700      1,220
Network Associates, Inc. (a)                                   47,900        850
Nvidia Corp. (a)                                                3,400        118
Oracle Corp. (a)                                              157,290      1,579
PanAmSat Corp. (a)                                              6,690        157
Peoplesoft, Inc. (a)                                           82,300      1,907
QLogic Corp. (a)                                               20,000        914
Qualcomm, Inc. (a)                                             68,900      2,078
Raytheon Co.                                                   96,180      4,068
Rockwell Automation, Inc.                                      31,850        684
Sabre Holdings Corp. (a)                                        8,400        391
SAP AG - ADR                                                   62,820      2,048
Scientific-Atlanta, Inc.                                       14,160        283
Siebel Systems, Inc. (a)                                        6,200        150
Solectron Corp. (a)                                            29,280        214
Storage Technology Corp. (a)                                    1,580         33
Sun Microsystems, Inc. (a)                                    121,200        991
Symantec Corp. (a)                                              7,000        248
Synopsys, Inc. (a)                                                680         31
Taiwan Semiconductor Manufacturing
  Co., Ltd. - ADR (a)                                         121,510      2,151
Texas Instruments, Inc.                                       316,810      9,799
TIBCO Software, Inc. (a)                                        4,300         36
Veritas Software Corp. (a)                                     46,100      1,306
Xilinx, Inc. (a)                                               80,610      3,044
                                                                         -------
                                                                         131,758
                                                                         -------

UTILITIES - 5.9%
AGL Resources, Inc.                                            36,900        883
Allegheny Energy, Inc.                                         15,900        667
Alliant Energy Corp.                                            5,900        167
Alltel Corp.                                                   16,080        796
Ameren Corp.                                                   23,570        984
American Electric Power Co., Inc.                              21,860      1,001

                                                       Diversified Equity Fund 7

DIVERSIFIED EQUITY FUND

                                                      April 30, 2002 (Unaudited)


                                                                          MARKET
                                                             NUMBER       VALUE
                                                               OF         (000)
                                                             SHARES         $
                                                            -------    ---------
AT&T Corp.                                                  344,696        4,522
AT&T Wireless Services, Inc. (a)                            122,798        1,099
Avista Corp.                                                  3,500           56
BellSouth Corp.                                             162,480        4,931
CenturyTel, Inc.                                              8,310          230
Cinergy Corp.                                                16,020          569
CMS Energy Corp.                                             24,500          474
Comcast Corp. (a)                                            97,600        2,611
Consolidated Edison, Inc.                                    25,460        1,110
Constellation Energy Group, Inc.                             17,860          570
COX Communications, Inc. Class A (a)                         60,360        2,015
Dominion Resources, Inc.                                     36,084        2,397
DTE Energy Co.                                                4,741          215
Duke Energy Corp.                                            13,320          511
Edison International (a)                                      7,920          144
Entergy Corp.                                                26,160        1,214
Exelon Corp.                                                 13,565          737
FirstEnergy Corp.                                            26,810          893
FPL Group, Inc.                                              26,030        1,653
KeySpan Corp.                                                19,000          671
Mirant Corp. (a)                                              4,267           52
National Fuel Gas Co.                                        70,200        1,672
National Grid Group PLC - ADR                                12,500          448
Nicor, Inc.                                                  34,700        1,623
NiSource, Inc.                                               26,700          590
Nokia OYJ - ADR                                             124,900        2,031
Northeast Utilities                                          11,700          234
NSTAR                                                        45,080        2,065
PG&E Corp. (a)                                               25,740          605
Pinnacle West Capital Corp.                                  44,870        1,966
Potomac Electric Power                                       38,520          881
PPL Corp.                                                    17,160          654
Progress Energy, Inc.                                         1,010           52
Progress Energy, Inc. - CVO (a)                               5,500            2
Public Service Enterprise Group, Inc.                        14,760          684
Puget Energy, Inc.                                           28,000          580
Qwest Communications International                          340,605        1,713
Reliant Energy, Inc.                                         22,150          562
Reliant Resources, Inc. NEW (a)                              54,660          843
SBC Communications, Inc.                                    201,996        6,274
Sempra Energy                                                38,650          988
Sprint Corp.-FON Group                                      143,920        2,281
Telephone & Data Systems, Inc.                                  490           42
TXU Corp.                                                    26,450        1,439
US Cellular Corp. (a)                                         1,200           47
Verizon Communications, Inc.                                197,106        7,906
Western Resources, Inc.                                      34,360          598
Western Wireless Corp. Class A (a)                            9,530           60
WGL Holdings, Inc.                                           38,500        1,043
Wisconsin Energy Corp.                                       18,600          484
WorldCom, Inc. - WorldCom Group (a)                         252,320          626
XCEL Energy, Inc.                                            81,905        2,083
                                                                       ---------
                                                                          72,248
                                                                       ---------

TOTAL COMMON STOCKS
(cost $1,059,822)                                                      1,140,520
                                                                       ---------

PREFERRED STOCKS - 0.2%
General Motors Corp. (a)                                     33,400          960
Northrop Grumman Corp.                                        6,900          890
                                                                       ---------

TOTAL PREFERRED STOCKS
(cost $1,613)                                                              1,850
                                                                       ---------
                                                          PRINCIPAL
                                                            AMOUNT
                                                            (000)
                                                              $
                                                          ---------
SHORT-TERM INVESTMENTS - 7.0%
Frank Russell Investment Company
  Money Market Fund (e)                                      79,837       79,837
United States Treasury Bill (c)(d)(e)
   1.795% due 06/20/02                                        7,000        6,983
                                                                       ---------

TOTAL SHORT-TERM INVESTMENTS
(cost $86,820)                                                            86,820
                                                                       ---------

TOTAL INVESTMENTS - 99.7%
(identified cost $1,148,255)                                           1,229,190

OTHER ASSETS AND LIABILITIES, NET - 0.3%                                   3,730
                                                                       ---------
NET ASSETS - 100.0%                                                    1,232,920
                                                                       ---------

                                                                    UNREALIZED
                                                     NOTIONAL      APPRECIATION
                                                      AMOUNT     (DEPRECIATION)
                                                       (000)          (000)
FUTURES CONTRACTS                                        $              $
                                                     --------    --------------
LONG POSITIONS
S&P Midcap 400 Index
  expiration date 06/02                                16,435                 4
S&P 500 Index
  expiration date 06/02                                75,943            (4,359)
                                                                 --------------
Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased                                                    (4,355)
                                                                 ==============

See accompanying notes which are an integral part of the financial statements.

 8 Diversified Equity Fund

DIVERSIFIED EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2002 (Unaudited)


ASSETS
Investments at market (including securities on loan of $47,927), (identified cost $1,148,255)....   $1,229,190
Cash ............................................................................................          571
Receivables:
   Investments sold .............................................................................       15,020
   Fund shares sold .............................................................................        4,379
   Daily variation margin on futures contracts ..................................................        1,118
   Dividends and interest .......................................................................        1,043
Investment of securities lending collateral in money market funds, at cost and market value .....       49,425
                                                                                                    ----------
      Total assets ..............................................................................    1,300,746

LIABILITIES
Payables:
   Investments purchased ...........................................................      $15,827
   Fund shares redeemed ............................................................        1,367
   Accrued fees to affiliates ......................................................        1,085
   Other accrued expenses ..........................................................          122
Payable upon return of securities loaned ...........................................       49,425
                                                                                          -------
      Total liabilities .........................................................................       67,826
                                                                                                    ----------

NET ASSETS ......................................................................................   $1,232,920
                                                                                                    ==========

NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income ....................................   $     (398)
Accumulated net realized gain (loss) ............................................................     (127,899)
Unrealized appreciation (depreciation) on:
   Investments ..................................................................................       80,935
   Futures contracts ............................................................................       (4,355)
Shares of beneficial interest ...................................................................          327
Additional paid-in capital ......................................................................    1,284,310
                                                                                                    ----------

NET ASSETS ......................................................................................   $1,232,920
                                                                                                    ==========

NET ASSET VALUE, offering and redemption price per share:
   Class C ($26,363,032 divided by 710,057 shares of $.01 par value
      shares of beneficial interest outstanding) ................................................   $    37.13
                                                                                                    ==========
   Class E ($24,075,453 divided by 637,344 shares of $.01 par value
      shares of beneficial interest outstanding) ................................................   $    37.77
                                                                                                    ==========
   Class S ($1,182,481,579 divided by 31,307,912 shares of $.01 par value
      shares of beneficial interest outstanding) ................................................   $    37.77
                                                                                                    ==========


  See accompanying notes which are an integral part of the financial statements.

                                                       Diversified Equity Fund 9

DIVERSIFIED EQUITY FUND

STATEMENT OF OPERATIONS

Amounts in thousands         For the Six Months Ended April 30, 2002 (Unaudited)

INVESTMENT INCOME
   Dividends ......................................................  $    7,473
   Dividends from Money Market Fund ...............................         710
   Interest .......................................................          70
   Securities Lending Income ......................................          52
                                                                     ----------
      Total investment income .....................................       8,305

EXPENSES
   Advisory fees .......................................  $   4,471
   Administrative fees - Class C .......................          7
   Administrative fees - Class E .......................          8
   Administrative fees - Class S .......................        360
   Custodian fees ......................................        347
   Distribution fees - Class C .........................         87
   Transfer agent fees .................................        832
   Professional fees ...................................         50
   Registration fees ...................................         92
   Shareholder servicing fees - Class C ................         29
   Shareholder servicing fees - Class E ................         31
   Trustees' fees ......................................         11
   Miscellaneous .......................................         64
                                                          ---------
   Expenses before reductions ..........................      6,389
   Expense reductions ..................................         (1)
                                                          ---------
      Expenses, net ...............................................       6,388
                                                                     ----------
Net investment income .............................................       1,917
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments .........................................    (63,218)
   Futures contracts ...................................      5,266     (57,952)
                                                          ---------
Net change in unrealized appreciation (depreciation) on:
   Investments .........................................    104,237
   Futures contracts ...................................       (667)    103,570
                                                         ----------  ----------
Net realized and unrealized gain (loss) ...........................      45,618
                                                                     ----------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .............  $   47,535
                                                                     ==========

See accompanying notes which are an integral part of the financial statements.

10 Diversified Equity Fund

DIVERSIFIED EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                                          SIX MONTHS ENDED        FISCAL
                                                                                           APRIL 30, 2002       YEAR ENDED
                                                                                             (UNAUDITED)     OCTOBER 31, 2001
                                                                                          ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income ..............................................................   $          1,917   $          5,414
   Net realized gain (loss) ...........................................................            (57,952)          (179,492)
   Net change in unrealized appreciation (depreciation) ...............................            103,570           (259,132)
                                                                                          ----------------   ----------------
     Net increase (decrease) in net assets from operations ............................             47,535           (433,210)
                                                                                          ----------------   ----------------
DISTRIBUTIONS
   From net investment income
      Class E .........................................................................                (19)               (38)
      Class S .........................................................................             (2,366)            (5,374)
   From net realized gain
      Class C .........................................................................                 --               (110)
      Class E .........................................................................                 --               (111)
      Class S .........................................................................                 --             (6,876)
                                                                                          ----------------   ----------------
         Net decrease in net assets from distributions ................................             (2,385)           (12,509)
                                                                                          ----------------   ----------------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions .....................             24,842             51,007
                                                                                          ----------------   ----------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS ...........................................             69,992           (394,712)

NET ASSETS
   Beginning of period ................................................................          1,162,928          1,557,640
                                                                                          ----------------   ----------------
   End of period (including accumulated distributions of $398 and undistributed net
     investment income of $70, respectively) ..........................................   $      1,232,920   $      1,162,928
                                                                                          ================   ================

  See accompanying notes which are an integral part of the financial statements.

                                                      Diversified Equity Fund 11

DIVERSIFIED EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                         FISCAL YEARS ENDED
                                                                             OCTOBER 31,
                                                                         ------------------
                                                               2002*       2001      2000**   1999***
                                                             -------     -------    -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD ...................     $ 35.83     $ 50.12    $ 54.13   $ 52.04
                                                             -------     -------    -------   -------
INCOME FROM OPERATIONS
   Net investment income (loss)(a) .....................        (.12)       (.24)      (.24)     (.20)
   Net realized and unrealized gain (loss) .............        1.42      (13.82)     (2.55)     8.14
                                                             -------     -------    -------   -------
      Total income from operations .....................        1.30      (14.06)     (2.79)     7.94
                                                             -------     -------    -------   -------
DISTRIBUTIONS
   From net investment income ..........................          --          --         --      (.03)
   From net realized gain ..............................          --        (.23)     (1.22)    (5.82)
                                                             -------     -------    -------   -------
      Total distributions ..............................          --        (.23)     (1.22)    (5.85)
                                                             -------     -------    -------   -------
NET ASSET VALUE, END OF PERIOD .........................     $ 37.13     $ 35.83    $ 50.12   $ 54.13
                                                             =======     =======    =======   =======
TOTAL RETURN (%)(b) ....................................        3.63      (28.14)     (5.07)    15.83

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ............      26,363      20,222     21,526    14,787

   Ratios to average net assets (%)(c):
      Operating expenses ...............................        2.00        1.99       1.94      1.94
      Net investment income (loss) .....................        (.66)       (.58)      (.56)     (.41)

   Portfolio turnover rate (%) .........................       61.09      146.81     141.75    110.36

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period January 27, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

12 Diversified Equity Fund

DIVERSIFIED EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                          FISCAL YEARS ENDED
                                                              OCTOBER 31,       YEARS ENDED DECEMBER 31,
                                                          ------------------  ---------------------------
                                                  2002*     2001     2000**    1999      1998     1997***
                                                 -------  -------   --------  -------   -------   -------

NET ASSET VALUE, BEGINNING OF PERIOD ........... $ 36.35  $ 50.55   $ 54.43   $ 51.40   $ 43.64   $ 45.55
                                                 -------  -------   --------  -------   -------   -------
INCOME FROM OPERATIONS
   Net investment income (a) ...................     .02      .07        .08      .13       .10       .06
   Net realized and unrealized gain (loss) .....    1.43   (13.96)     (2.57)    8.81     10.34      7.97
                                                 -------  -------   --------  -------   -------   -------
      Total income from operations .............    1.45   (13.89)     (2.49)    8.94     10.44      8.03
                                                 -------  -------   --------  -------   -------   -------
DISTRIBUTIONS
   From net investment income ..................    (.03)    (.08)      (.17)    (.09)     (.08)     (.07)
   From net realized gain ......................      --     (.23)     (1.22)   (5.82)    (2.60)    (9.87)
                                                 -------  -------   --------  -------   -------   -------
      Total distributions ......................    (.03)    (.31)     (1.39)   (5.91)    (2.68)    (9.94)
                                                 -------  -------   --------  -------   -------   -------
NET ASSET VALUE, END OF PERIOD ................. $ 37.77  $ 36.35   $  50.55  $ 54.43   $ 51.40   $ 43.64
                                                 =======  =======   ========  =======   =======   =======
TOTAL RETURN (%)(b) ............................    3.98   (27.59)     (4.49)   17.95     24.59     15.99

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ....  24,075   23,586     19,666   12,958     9,007     2,839

   Ratios to average net assets (%)(c):
      Operating expenses .......................    1.26     1.24       1.19     1.19      1.33      1.63
      Net investment income ....................     .10      .17        .19      .23       .21       .10

   Portfolio turnover rate (%) .................   61.09   146.81     141.75   110.36    100.31    114.11

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period May 27, 1997 (commencement of sale) to December 31, 1997.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                      Diversified Equity Fund 13

DIVERSIFIED EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                FISCAL YEARS ENDED
                                                                    OCTOBER 31,                YEARS ENDED DECEMBER 31,
                                                               ---------------------   --------------------------------------------
                                                      2002*       2001      2000**        1999        1998         1997       1996
                                                   ---------   ---------   ---------   ---------   ---------   ---------   --------
NET ASSET VALUE, BEGINNING OF PERIOD ............  $   36.35   $   50.55   $   54.33   $   51.39   $   43.64   $   41.45   $  38.62
                                                   ---------   ---------   ---------   ---------   ---------   ---------   --------
INCOME FROM OPERATIONS
   Net investment income (a) ....................        .06         .18         .19         .28         .30         .37        .48
   Net realized and unrealized gain (loss) ......       1.44      (13.97)      (2.57)       8.79       10.34       12.06       8.15
                                                   ---------   ---------   ---------   ---------   ---------   ---------   --------
      Total income from operations ..............       1.50      (13.79)      (2.38)       9.07       10.64       12.43       8.63
                                                   ---------   ---------   ---------   ---------   ---------   ---------   --------
DISTRIBUTIONS
   From net investment income ...................       (.08)       (.18)       (.18)       (.31)       (.29)       (.37)      (.48)
   From net realized gain .......................         --        (.23)      (1.22)      (5.82)      (2.60)      (9.87)     (5.32)
                                                   ---------   ---------   ---------   ---------   ---------   ---------   --------
      Total distributions .......................       (.08)       (.41)      (1.40)      (6.13)      (2.89)     (10.24)     (5.80)
                                                   ---------   ---------   ---------   ---------   ---------   ---------   --------
NET ASSET VALUE, END OF PERIOD ..................  $   37.77   $   36.35   $   50.55   $   54.33   $   51.39   $   43.64   $  41.45
                                                   =========   =========   =========   =========   =========   =========   ========
TOTAL RETURN (%)(b) .............................       4.11      (27.41)      (4.28)      18.21       25.11       31.32      23.29

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) .....  1,182,482   1,119,120   1,516,448   1,569,920   1,367,016   1,042,620    699,691

   Ratios to average net assets (%)(c):
      Operating expenses ........................       1.01         .99         .94         .93         .91         .92        .94
      Net investment income .....................        .33         .42         .45         .51         .62         .80       1.18

   Portfolio turnover rate (%) ..................      61.09      146.81      141.75      110.36      100.31      114.11      99.90

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

14 Diversified Equity Fund

SPECIAL GROWTH FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2002 (Unaudited)

                                                                         MARKET
                                                               NUMBER    VALUE
                                                                 OF      (000)
                                                               SHARES      $
                                                              -------    -------
COMMON STOCKS - 95.2%
AUTO AND TRANSPORTATION - 4.4%
Airborne, Inc.                                                148,500      3,080
Alexander & Baldwin, Inc.                                      20,100        546
American Axle & Manufacturing Holdings, Inc. (a)               65,100      2,148
Arkansas Best Corp. (a)                                        23,000        555
ArvinMeritor, Inc.                                             14,800        469
Autoliv, Inc.                                                  24,900        550
BorgWarner, Inc.                                               59,586      3,722
Circuit City Stores, Inc. - Carmax Group (a)                   18,000        531
Cooper Tire & Rubber Co.                                       42,300      1,049
Covenant Transport, Inc. Class A (a)                            7,200        116
Dana Corp.                                                    112,000      2,269
Dura Automotive Systems, Inc. (a)                               8,000        174
FedEx Corp. (a)                                                27,800      1,436
Gentex Corp. (a)                                               22,800        722
Heartland Express, Inc. (a)                                    17,429        341
Kansas City Southern (a)                                       23,300        373
Kirby Corp. (a)                                                40,500      1,136
Lear Corp. (a)                                                 26,400      1,357
Midwest Express Holdings, Inc. (a)                             13,800        276
Monaco Coach Corp. (a)                                         33,200        954
Navistar International Corp.                                   18,700        746
Offshore Logistics, Inc. (a)                                   73,900      1,493
Overseas Shipholding Group                                     14,700        336
Paccar, Inc.                                                    5,400        386
Polaris Industries, Inc.                                        2,900        218
RailAmerica, Inc. (a)                                           2,200         20
Roadway Corp.                                                  23,081        704
TBC Corp. (a)                                                   1,100         16
Tidewater, Inc.                                                29,700      1,292
UAL Corp.                                                      51,200        721
Visteon Corp.                                                 108,800      1,680
Wabtec Corp.                                                   76,000      1,162
Werner Enterprises, Inc.                                       42,666        757
Yellow Corp. (a)                                               27,844        751
                                                                          ------
                                                                          32,086
                                                                          ------

CONSUMER DISCRETIONARY - 21.1%
Abercrombie & Fitch Co. Class A (a)                            47,632      1,429
Ackerley Group, Inc. (a)                                        6,900        116
Action Performance Co.s, Inc. (a)                              11,300        532
Advance Auto Parts (a)                                         15,175        898
Alberto-Culver Co. Class B                                     13,471        735
American Eagle Outfitters (a)                                  41,679      1,060
American Greetings Class A                                     27,000        479
AnnTaylor Stores Corp. (a)                                     21,600        939
Apollo Group, Inc. (a)                                         18,900        725
Applebees International, Inc.                                  29,850      1,165
Applica, Inc. (a)                                              45,500        469
Argosy Gaming Co. (a)                                          52,600      1,894
Autozone, Inc. (a)                                              3,500        266
Aztar Corp. (a)                                                91,900      2,139
Banta Corp.                                                    51,000      1,918
Barnes & Noble, Inc. (a)                                        2,600         79
Belo (A.H.) Corp. Series A                                      3,400         79
Big Lots, Inc.                                                 25,400        393
BJ's Wholesale Club, Inc. (a)                                   2,800        125
Blockbuster, Inc. Class A                                      13,300        380
Bob Evans Farms                                                15,300        465
Borders Group, Inc. (a)                                        14,200        331
Bowne & Co., Inc.                                              13,700        218
Boyd Gaming Corp. (a)                                          65,300        999
Brinker International, Inc. (a)                                 6,950        239
Brown Shoe Co., Inc.                                           11,800        240
Buca, Inc. (a)                                                 66,400      1,129
Burlington Coat Factory Warehouse Corp.                        14,100        317
Callaway Golf Co.                                              79,700      1,403
Career Education Corp. (a)                                      4,200        189
Catalina Marketing Corp. (a)                                   23,300        818
Cato Corp./The                                                 10,200        261
CBRL Group, Inc.                                               46,800      1,420
CDI Corp. (a)                                                  11,400        333
CDW Computer Centers, Inc. (a)                                  2,400        132
Charter Communications, Inc. (a)                              106,700        874
Chemed Corp.                                                    4,500        173
Chico's FAS, Inc. (a)                                          18,925        683
Childrens Place (a)                                            23,886        827
ChoicePoint, Inc. (a)                                          23,200      1,286
Cintas Corp.                                                    9,400        487
Circuit City Stores, Inc. - Circuit City Group                  5,400        116
CKE Restaurants, Inc. (a)                                      24,300        301
Claire's Stores, Inc.                                          89,700      1,936
Coach, Inc. (a)                                                14,723        824
Coinstar, Inc. (a)                                              3,700        119
Copart, Inc. (a)                                                6,900        106
Corinthian Colleges, Inc. (a)                                  10,700        630
Corporate Executive Board Co. (a)                              31,800      1,208
Cost Plus, Inc. (a)                                            25,100        739
COX Radio, Inc. Class A (a)                                    29,187        836
Darden Restaurants, Inc.                                       22,700        906
DeVry, Inc. (a)                                                11,100        294
Dillard's, Inc. Class A                                        68,500      1,678
Dollar Tree Stores, Inc. (a)                                   27,953      1,066
Dress Barn, Inc. (a)                                            9,200        276
Earthlink, Inc. (a)                                            41,200        300
Education Management Corp. (a)                                 47,100      2,031
Emmis Communications Corp. Class A (a)                         28,902        840
Entercom Communications Corp. (a)                              31,100      1,625

                                                          Special Growth Fund 15

SPECIAL GROWTH FUND

                                                     April 30, 2002 (Unaudited)

                                                                         MARKET
                                                              NUMBER     VALUE
                                                                OF       (000)
                                                              SHARES       $
                                                             -------    -------
Ethan Allen Interiors, Inc.                                   22,418        924
Extended Stay America, Inc. (a)                               56,600        945
Fastenal Co.                                                  16,100      1,347
Federated Department Stores (a)                               41,900      1,665
Fisher Scientific International (a)                           16,800        478
Foot Locker, Inc. (a)                                         77,900      1,227
Footstar, Inc. (a)                                            29,000        855
Fred's, Inc.                                                  31,687      1,233
Freemarkets, Inc. (a)                                         73,685      1,309
Friedman's, Inc. Class A                                      16,200        215
Furniture Brands International, Inc. (a)                      32,400      1,323
Garan, Inc.                                                      900         58
Getty Images, Inc. (a)                                        71,206      2,479
Group 1 Automotive, Inc. (a)                                  46,500      2,039
Gtech Holdings Corp. (a)                                      11,800        707
Guitar Center, Inc. (a)                                        5,700        113
Gymboree Corp. (a)                                            44,200        806
Harman International Industries, Inc.                         10,900        644
Harte-Hanks, Inc.                                             40,200      1,291
Haverty Furniture Co.s, Inc.                                  27,300        516
Hearst-Argyle Television, Inc. (a)                            53,000      1,435
Hollinger International, Inc.                                 32,200        412
HOT Topic, Inc. (a)                                           30,449        687
Hotels.com (a)                                                 3,300        208
Ihop Corp. (a)                                                 5,100        185
IKON Office Solutions, Inc.                                   12,100        157
Interpublic Group Co.s, Inc.                                  50,900      1,572
Iron Mountain, Inc. (a)                                       32,800      1,010
Isle of Capri Casinos, Inc. (a)                               25,900        543
ITT Educational Services, Inc. (a)                             4,000        203
Jack in the Box, Inc. (a)                                     30,900        987
Jakks Pacific, Inc. (a)                                        3,900         75
Jones Apparel Group, Inc. (a)                                 36,500      1,422
K-Swiss, Inc. Class A                                          2,000         92
Kroll, Inc. (a)                                               23,600        438
La-Z-Boy, Inc.                                                44,500      1,337
Lamar Advertising Co. (a)                                     43,900      1,885
Landry's Restaurants, Inc.                                    23,300        645
Lands' End, Inc. (a)                                          10,400        523
Lee Enterprises, Inc.                                         42,000      1,649
Libbey, Inc.                                                   4,100        160
Lightbridge, Inc. (a)                                          5,100         60
Lithia Motors, Inc. Class A (a)                                5,900        166
Liz Claiborne, Inc.                                           77,400      2,422
Mandalay Resort Group (a)                                      6,700        240
May Department Stores Co./The                                 36,000      1,248
Maytag Corp.                                                  32,200      1,486
McClatchy Co.                                                 45,675      2,731
McGraw-Hill Co.s, Inc.                                        25,600      1,638
Media General, Inc. Class A                                   14,900      1,022
Medical Staffing Network Holdings, Inc. New (a)                1,200         29
Men's Wearhouse, Inc. (a)                                     53,100      1,307
Meredith Corp.                                                 9,000        385
Michaels Stores, Inc. (a)                                     28,800      1,165
Mobile Mini, Inc. (a)                                         12,900        425
Mohawk Industries, Inc. (a)                                    5,200        335
Movie Gallery, Inc. (a)                                        7,050        141
MPS Group, Inc. (a)                                           79,800        718
Nautica Enterprises, Inc. (a)                                  5,500         79
Neiman-Marcus Group, Inc. Class A (a)                         25,900        948
Nordstrom, Inc.                                               15,200        357
O'Reilly Automotive, Inc. (a)                                  3,100        100
Office Depot, Inc. (a)                                        36,400        697
On Assignment, Inc. (a)                                        3,200         65
Papa John's International, Inc. (a)                            2,100         65
Park Place Entertainment Corp. (a)                           154,800      1,904
Payless Shoesource, Inc. (a)                                  13,600        796
Pegasus Systems, Inc. (a)                                     19,000        368
Penton Media, Inc.                                           133,143        879
PEP Boys-Manny Moe & Jack                                     63,200      1,210
PF Chang's China Bistro, Inc. (a)                              1,200         87
Phillips-Van Heusen                                           19,100        291
Pier 1 Imports, Inc.                                         133,112      3,188
Pittston Brink's Group                                        61,400      1,690
Playtex Products, Inc. (a)                                    87,900      1,143
Pre-Paid Legal Services, Inc. (a)                             26,900        787
Prime Hospitality Corp. (a)                                   28,810        371
ProQuest Co. (a)                                              10,300        419
Pulitzer, Inc.                                                 7,400        385
Quanta Services, Inc. (a)                                     12,300        206
Quiksilver, Inc. (a)                                          34,733        847
Radio One, Inc. Class D (a)                                   39,100        837
Reebok International, Ltd. (a)                                20,900        578
Regis Corp.                                                   18,100        544
Rent-A-Center, Inc. (a)                                       12,800        772
RH Donnelley Corp. (a)                                        22,200        653
Right Management Consultants (a)                              19,100        510
Ross Stores, Inc.                                             64,000      2,599
Royal Caribbean Cruises, Ltd.                                 40,325        951
RR Donnelley & Sons Co.                                       12,500        400
Ryan's Family STK Houses, Inc. (a)                            92,200      2,416
Saks, Inc. (a)                                                39,300        584
Salton, Inc. (a)                                              63,450      1,088
Scholastic Corp. (a)                                          10,600        538
School Specialty, Inc. (a)                                    14,000        397
SCP Pool Corp. (a)                                            51,500      1,632
Service Corp. International (a)                               84,700        331
ShopKo Stores, Inc. (a)                                       12,200        254
Shuffle Master, Inc. (a)                                       4,300         98
Six Flags, Inc. (a)                                           18,100        331
Snap-On, Inc.                                                 45,500      1,441
Sonic Automotive, Inc. (a)                                    49,100      1,888

16 Special Growth Fund

SPECIAL GROWTH FUND

                                                      April 30, 2002 (Unaudited)

                                                                         MARKET
                                                           NUMBER        VALUE
                                                             OF          (000)
                                                           SHARES          $
                                                         ----------    ---------
Sonic Corp. (a)                                              22,200          651
Sourcecorp (a)                                               13,700          411
Stage Stores, Inc. (a)                                       32,320        1,034
Stanley Works/The                                             5,700          265
Steiner Leisure, Ltd. (a)                                    43,731          875
Strayer Education, Inc.                                       3,000          170
Sturm Ruger & Co., Inc.                                      16,900          235
Take-Two Interactive Softwar (a)                              4,200          105
Talbots, Inc.                                                 5,200          179
Tech Data Corp. (a)                                          47,500        2,249
Tetra Tech, Inc. (a)                                         36,975          527
THQ, Inc. (a)                                                14,699          515
Tiffany & Co.                                                14,500          576
Too, Inc. (a)                                                21,100          636
Topps Co./The (a)                                            11,500          118
Toro Co.                                                     11,000          638
Unifirst Corp.                                                8,400          228
United Auto Group, Inc. (a)                                  14,300          356
United Stationers, Inc. (a)                                  12,399          484
Urban Outfitters, Inc. (a)                                    8,600          260
Valassis Communications, Inc. (a)                            31,300        1,170
Valuevision International, Inc. Class A (a)                  44,500          841
Vans, Inc. (a)                                                5,100           62
VCA Antech, Inc. NEW (a)                                     48,000          732
Volt Information Sciences, Inc. (a)                           4,500          102
Wackenhut Corrections Corp. (a)                               3,700           56
Wallace Computer Services, Inc.                              23,700          515
Washington Post Class B                                       3,500        2,211
West Corp. (a)                                               41,800        1,170
Westwood One, Inc. (a)                                       19,300          695
Wet Seal, Inc. Class A (a)                                   19,400          691
Williams-Sonoma, Inc. (a)                                    15,584          898
Yahoo, Inc. (a)                                              62,500          923
Yankee Candle Co., Inc. (a)                                   3,000           66
Zale Corp. (a)                                               31,218        1,240
                                                                       ---------
                                                                         153,400
                                                                       ---------

CONSUMER STAPLES - 3.9%
American Italian Pasta Co. (a)                               30,500        1,517
Church & Dwight, Inc.                                        10,700          306
Coca-Cola Bottling Co. Consolidated                          32,200        1,583
Constellation Brands, Inc. (a)                               16,300          985
Dean Foods Co. (a)                                           26,400          977
Del Monte Foods Co. (a)                                       8,700           92
Dial Corp./The                                               70,500        1,479
DIMON, Inc.                                                  19,100          147
Dole Food Co.                                                26,100          868
Duane Reade, Inc. (a)                                        27,100          860
Fresh Brands, Inc.                                           81,500        1,447
Great Atlantic & Pacific Tea Co. (a)                         20,500          525
Hormel Foods Corp.                                           34,400          850
Ingles Markets, Inc.                                            300            4
Longs Drug Stores Corp.                                       7,200          218
McCormick & Co., Inc.                                        24,600          631
Nash Finch Co.                                                3,600          108
NBTY, Inc. (a)                                               30,500          524
Pathmark Stores, Inc. (a)                                    26,800          598
Pepsi Bottling Group, Inc.                                   66,900        1,916
PepsiAmericas, Inc.                                         163,000        2,486
Ralcorp Holdings, Inc. (a)                                   15,000          420
Sanderson Farms, Inc.                                         3,700           95
Schweitzer-Mauduit International, Inc.                        9,000          254
Sensient Technologies Corp.                                  25,200          630
Smithfield Foods, Inc. (a)                                  102,500        2,163
Standard Commercial Corp.                                     2,000           41
Supervalu, Inc.                                              82,400        2,472
Tootsie Roll Industries, Inc.                                16,101          755
Tyson Foods, Inc. Class A                                   147,700        2,071
United Natural Foods, Inc. (a)                               12,300          295
Universal Corp.                                              14,400          612
Whole Foods Market, Inc. (a)                                  8,800          411
                                                                       ---------
                                                                          28,340
                                                                       ---------

FINANCIAL SERVICES - 19.8%
Aetna, Inc.                                                  14,500          690
Affiliated Managers Group (a)                                51,000        3,244
AG Edwards, Inc.                                             27,700        1,133
Alexandria Real Estate Equities, Inc. (b)                     6,700          306
AMB Property Corp. (b)                                       21,300          597
American Capital Strategies, Ltd.                            22,400          718
American Financial Group, Inc.                               13,100          389
American Financial Holdings, Inc.                             5,600          165
AmeriCredit Corp. (a)                                        32,106        1,246
Annaly Mortgage Management, Inc.                            140,100        2,550
Anthracite Capital, Inc.                                     15,200          174
Arrow Financial Corp.                                         2,520           77
Associated Banc-Corp                                         37,268        1,396
Astoria Financial Corp.                                      47,600        1,527
Bank of Hawaii Corp.                                         59,400        1,692
BankAtlantic Bancorp, Inc. Class A                           49,600          632
Banknorth Group, Inc.                                        86,180        2,274
Bankunited Financial Corp. Class A (a)                        9,600          154
Bear Stearns Co.s, Inc.                                      32,434        2,009
Bedford Property Investors (b)                               33,500          889
BISYS Group, Inc. (a)                                        55,900        1,912
Boston Properties, Inc. (b)                                  36,500        1,423
Boykin Lodging Co. (b)                                        8,000           76
Brookline Bancorp, Inc.                                       5,000          124
Capital Automotive REIT (b)                                  37,400          905
CarrAmerica Realty Corp. (b)                                 13,100          421
CBL & Associates Properties, Inc. (b)                        28,700        1,050
Certegy, Inc. (a)                                            19,300          749

                                                          Special Growth Fund 17

SPECIAL GROWTH FUND

                                                      April 30, 2002 (Unaudited)

                                                                        MARKET
                                                          NUMBER        VALUE
                                                            OF          (000)
                                                          SHARES          $
                                                        ----------    ---------
City National Corp.                                         12,500           691
Clark/Bardes, Inc. (a)                                       3,400            80
CNA Surety Corp.                                            70,000         1,138
Colonial BancGroup, Inc.                                   114,500         1,832
Comdisco, Inc. (a)                                         116,000            12
Commerce Bancorp, Inc.                                       2,300           114
Commerce Bancshares, Inc.                                   21,030           933
Commerce Group, Inc.                                        37,400         1,509
Commercial Federal Corp.                                    36,800         1,082
Commercial Net Lease Realty (b)                             10,000           152
Community Bank System, Inc.                                 24,180           816
Deluxe Corp.                                                36,400         1,597
Digital Insight Corp. (a)                                   98,631         1,875
Dime Bancorp, Inc. 2050 Warrants (a)                       216,100            32
Dime Community Bancshares                                   14,925           347
Doral Financial Corp.                                       12,400           433
Dow Jones & Co., Inc.                                       27,500         1,495
Downey Financial Corp.                                      13,855           736
DST Systems, Inc. (a)                                       16,900           835
Duke Realty Corp. (b)                                       77,400         2,036
Dun & Bradstreet Corp. (a)                                  16,200           624
E*trade Group, Inc. (a)                                     26,900           203
East-West Bancorp, Inc.                                      4,300           154
Eastgroup Properties (b)                                     6,200           155
eFunds Corp. (a)                                             8,400           134
Entertainment Properties Trust (b)                          52,700         1,220
Equity Inns, Inc. (b)                                       24,400           196
Fair Isaac & Co., Inc.                                      11,550           644
Federated Investors, Inc. Class B                           11,500           369
FelCor Lodging Trust, Inc. (b)                              23,400           503
Fidelity National Financial, Inc.                           43,899         1,354
FINOVA Group, Inc. (a)                                      55,000             7
First American Corp.                                       103,800         2,294
First Bancorp Puerto Rico                                    6,800           228
First Commonwealth Financial Corp.                           5,200            70
First Essex Bancorp, Inc.                                   39,225         1,302
First Niagara Financial Group, Inc.                          5,600           122
First Place Financial Corp.                                  4,100            70
First Republic Bank (a)                                      3,000            99
First Virginia Banks, Inc.                                  12,100           692
FirstFed Financial Corp. (a)                                10,400           297
Flagstar Bancorp, Inc.                                       8,400           249
Gabelli Asset Management, Inc. Class A (a)                  10,700           417
GATX Corp.                                                  24,800           794
Glenborough Realty Trust, Inc. (b)                          14,700           330
Global Payments, Inc.                                       35,200         1,352
Great Lakes Reit, Inc. (b)                                   2,900            47
Greenpoint Financial Corp.                                   6,000           297
Harbor Florida Bancshares, Inc.                              8,200           167
Harleysville Group, Inc.                                     1,800            54
Harleysville National Corp.                                  3,000            75
Halth Care Property Investors, Inc. (b)                      9,800           400
Health Care REIT, Inc. (b)                                  17,100           482
Healthcare Realty Trust, Inc. (b)                            2,200            67
Henry (Jack) & Associates                                   32,500           757
Hibernia Corp. Class A                                     117,800         2,350
Hospitality Properties Trust (b)                            26,500           901
HRPT Properties Trust (b)                                   90,400           785
Hudson City Bancorp, Inc.                                    4,500           169
Independence Community Bank                                 35,300         1,150
Independent Bank Corp.                                       4,000           100
IndyMac Bancorp, Inc. (a)                                   62,939         1,589
Innkeepers USA Trust (b)                                    19,200           220
Interactive Data Corp. (a)                                  14,493           253
Investment Technology Group, Inc. (a)                       40,300         1,854
Investors Financial Services Corp.                          31,000         2,283
IPC Holdings, Ltd.                                          67,000         2,285
IRT Property Co. (b)                                        12,200           147
Irwin Financial Corp.                                       16,900           325
iStar Financial, Inc. (b)                                   52,800         1,642
JDN Realty Corp. (b)                                        18,900           239
Jefferies Group, Inc.                                       20,200           939
John Nuveen Co. Class A                                      5,400           313
Keystone Property Trust (b)                                 36,700           554
Koger Equity, Inc. (b)                                      16,100           295
Kronos, Inc. (a)                                             4,350           177
Lakeland Bancorp, Inc.                                       2,870            52
Landamerica Financial Group, Inc.                           38,200         1,337
Legg Mason, Inc.                                            51,900         2,607
Lexington Corporate Properties Trust (b)                     4,000            63
Macerich Co./The (b)                                         1,000            29
MAF Bancorp, Inc.                                           73,400         2,720
Markel Corp. (a)                                             8,300         1,809
MB Financial Corp.                                           3,300           102
Meristar Hospitality Corp. (b)                              37,800           663
MGIC Investment Corp.                                       20,100         1,434
Mid-America Apartment Communities, Inc. (b)                 31,300           837
Mony Group, Inc.                                            27,700         1,080
Moody's Corp.                                               22,300           972
National Health Investors, Inc. (b)                          6,900           108
Neuberger Berman, Inc.                                      19,950           867
New Century Financial Corp.                                 28,200           674
New Plan Excel Realty Trust (b)                             46,300           905
New York Community Bancorp, Inc.                            59,150         1,754
North Fork BanCorp., Inc.                                   44,400         1,715
OceanFirst Financial Corp.                                   2,800            89
Ohio Casualty Corp. (a)                                     26,800           518
Old Republic International Corp.                            66,300         2,203
Old Second Bancorp, Inc.                                     1,300            55
Pacific Capital Bancorp                                      3,400           120
Pacific Northwest Bancorp                                    2,100            59

18 Special Growth Fund

SPECIAL GROWTH FUND

                                                      April 30, 2002 (Unaudited)

                                                                         MARKET
                                                               NUMBER     VALUE
                                                                 OF       (000)
                                                               SHARES       $
                                                              -------    -------
Pan Pacific Retail Properties, Inc. (b)                         8,400        266
Parkway Properties, Inc. (b)                                      800         29
Peoples Bank Bridgeport                                         3,000         80
PFF Bancorp, Inc.                                               9,600        315
Plum Creek Timber Co., Inc.                                    50,488      1,537
PMI Group, Inc. (The)                                           9,800        795
Prentiss Properties Trust (b)                                  22,000        677
Presidential Life Corp.                                         2,600         65
Prime Group Realty Trust (b)                                   11,600         97
Prosperity Bancshares, Inc.                                     2,000         66
Protective Life Corp.                                          35,500      1,131
Provident Bankshares Corp.                                      7,276        190
PS Business Parks, Inc. (b)                                     3,200        115
Public Storage, Inc. (b)                                       13,600        516
R&G Financial Corp. Class B                                    21,700        434
Radian Group, Inc.                                             30,812      1,599
Raymond James Financial, Inc.                                  67,725      2,265
Reckson Associates Realty Corp. (b)                             6,000        146
Redwood Trust, Inc.                                             6,700        193
RenaissanceRe Holdings, Ltd.                                   21,200      2,485
Republic Bancorp, Inc.                                          6,788        100
RFS Hotel Investors, Inc. (b)                                  17,800        270
RLI Corp.                                                      12,500        720
Roslyn Bancorp, Inc.                                           48,150      1,108
Ryder System, Inc.                                            132,600      3,760
Safeco Corp.                                                   70,700      2,361
Sandy Spring Bancorp, Inc.                                      5,100        172
Seacoast Banking Corp. of Florida Class A                       1,500         74
Second Bancorp, Inc.                                            2,400         65
Senior Housing Properties Trust                                23,700        341
Sky Financial Group, Inc.                                      24,100        562
Sovereign Bancorp, Inc.                                       196,200      2,831
Sovran Self Storage, Inc. (b)                                  41,100      1,266
Stancorp Financial Group, Inc.                                 18,800      1,100
Staten Island Bancorp, Inc.                                    35,200        702
Sterling Bancorp                                                3,960        131
Stewart Information Services Corp. (a)                          8,800        166
Tanger Factory Outlet Centrs (b)                                  800         21
Taubman Centers, Inc. (b)                                      30,600        457
TCF Financial Corp.                                            17,900        932
Texas Regional Bancshares, Inc. Class A                         2,600        130
Thornburg Mortgage, Inc.                                       31,100        657
Triad Guaranty, Inc. (a)                                       12,600        563
UMB Financial Corp.                                             1,848         88
Union Planters Corp.                                           25,575      1,282
United Dominion Realty Trust, Inc. (b)                         10,000        167
Unitrin, Inc.                                                   5,500        229
Universal American Financial Corp. (a)                         17,400        133
Universal Health Realty, Income (b)                             4,200        103
Washington Federal, Inc.                                       26,730        698
Watson Wyatt & Co. Holdings (a)                                32,000        840
Webster Financial Corp.                                        47,900      1,898
Weingarten Realty Investors (b)                                11,100        395
Willis Group Holdings, Ltd. NEW (a)                            20,600        603
WSFS Financial Corp.                                            4,200         87
XL Capital, Ltd. Class A                                       20,600      1,944
                                                                         -------
                                                                         143,791
                                                                         -------

HEALTH CARE - 9.8%
aaiPharma, Inc. (a)                                            20,000        559
Accredo Health, Inc. (a)                                       10,600        686
Affymetrix, Inc. (a)                                           11,600        294
Alkermes, Inc. (a)                                             31,600        636
Alpharma, Inc.                                                 25,200        431
American Medical Systems Holdings, Inc. (a)                    33,100        761
American Pharmaceutical Partners, Inc. NEW (a)                 16,300        231
Ameripath, Inc. (a)                                            22,700        613
AmerisourceBergen Corp.                                        40,131      3,110
AMN Healthcare Services, Inc. NEW (a)                          40,500      1,248
Amylin Pharmaceutical, Inc.                                    42,000        399
Applera Corp. - Celera Genomics Group (a)                      63,400        992
Apria Healthcare Group, Inc. (a)                               16,900        439
Bard (C.R.), Inc.                                              20,500      1,126
Barr Laboratories, Inc. (a)                                     3,500        233
Bausch & Lomb, Inc.                                            58,100      2,090
Beckman Coulter, Inc.                                          11,900        568
Bio-Rad Laboratories, Inc. (a)                                  5,600        270
Bio-Technology General Corp. (a)                               16,900         83
Cephalon, Inc. (a)                                              8,300        487
Cerner Corp. (a)                                                9,800        520
Charles River Laboratories International, Inc. (a)             55,000      1,647
Conmed Corp. (a)                                               25,100        678
Cooper Co.s, Inc.                                              19,800      1,049
Coventry Health Care, Inc. (a)                                 49,100      1,547
Cross Country, Inc. NEW (a)                                    26,100        790
Datascope Corp.                                                 3,900        123
DaVita, Inc. (a)                                               53,100      1,376
Dentsply International, Inc.                                   54,639      2,168
Diagnostic Products Corp.                                       5,800        278
Dianon Systems, Inc. (a)                                        8,400        551
DVI, Inc. (a)                                                   7,800        154
Eclipsys Corp. (a)                                              4,500         72
Edwards Lifesciences Corp. (a)                                 48,000      1,206
Endo Pharmaceuticals Holdings, Inc. (a)                        48,500        561
Endocare, Inc. (a)                                             48,501        931
Enzo Biochem, Inc. (a)                                         25,200        456
Enzon, Inc. (a)                                                51,300      1,910
Express Scripts, Inc. (a)                                      19,900      1,258

                                                          Special Growth Fund 19

SPECIAL GROWTH FUND

                                                      April 30, 2002 (Unaudited)

                                                                         MARKET
                                                           NUMBER        VALUE
                                                             OF          (000)
                                                           SHARES          $
                                                         ----------    ---------
First Health Group Corp. (a)                                 50,900        1,476
Genencor International, Inc. (a)                             23,100          244
Health Net, Inc. (a)                                         58,100        1,723
Healthsouth Corp. (a)                                       112,800        1,703
Henry Schein, Inc. (a)                                       21,900        1,042
Hologic, Inc. (a)                                            25,800          419
Hooper Holmes, Inc.                                          42,500          442
Humana, Inc. (a)                                            124,400        2,034
ICN Pharmaceuticals, Inc.                                    14,300          396
Icon PLC - ADR (a)                                           16,700          507
Idexx Laboratories, Inc. (a)                                 44,000        1,253
Inhale Therapeutic Systems, Inc. (a)                         38,000          300
Invitrogen Corp. (a)                                         13,300          461
Kendle International, Inc. (a)                                3,070           52
Kos Pharmaceuticals, Inc. (a)                                15,100          393
Laboratory Corp. Of America Holdings (a)                      6,200          615
Lincare Holdings, Inc. (a)                                   60,200        1,895
Manor Care, Inc. (a)                                          2,500           64
Maxygen (a)                                                  28,000          258
Medicis Pharmaceutical Class A (a)                           31,400        1,681
Mentor Corp.                                                 13,300          533
Mid Atlantic Medical Services (a)                            19,400          707
NDCHealth Corp.                                              10,000          322
Neurocrine Biosciences, Inc. (a)                             33,400        1,099
Ocular Sciences, Inc. (a)                                    28,500          854
Omnicare, Inc.                                               84,700        2,265
Owens & Minor, Inc.                                          18,500          383
Oxford Health Plans (a)                                      10,100          466
Pacificare Health Systems (a)                                41,800        1,265
Parexel International Corp. (a)                              28,800          448
Pediatrix Medical Group, Inc. (a)                            17,800          836
Pharmaceutical Product Development, Inc. (a)                 58,988        1,485
Pharmaceutical Resources, Inc. (a)                           16,700          418
Pharmacopeia, Inc. (a)                                       38,800          450
Protein Design Labs, Inc. (a)                                22,000          395
PSS World Medical, Inc. (a)                                  33,100          328
Respironics, Inc. (a)                                        20,600          675
Sangstat Medical Corp. (a)                                   30,600          713
SICOR, Inc. (a)                                              29,921          530
Spacelabs Medical, Inc. (a)                                  56,900          815
Stericycle, Inc. (a)                                         18,700        1,263
Sybron Dental Specialties, Inc. (a)                          13,366          263
Syncor International Corp.-Del (a)                            8,000          250
Therasense, Inc. New                                          2,500           63
Thoratec Corp. (a)                                           27,600          227
Triad Hospitals, Inc. (a)                                    42,500        1,785
Trigon Healthcare, Inc. (a)                                  10,900        1,097
United Industrial Corp.                                       8,400          213
Varian Medical Systems, Inc. (a)                             14,000          607
Visx, Inc. (a)                                               32,500          532
VitalWorks, Inc. (a)                                         14,400          109
West Pharmaceutical Services, Inc.                              200            6
                                                                       ---------
                                                                          70,891
                                                                       ---------

INTEGRATED OILS - 0.4%
Great Plains Energy, Inc.                                    36,000          846
Holly Corp.                                                     600           10
Tesoro Petroleum Corp. (a)                                   73,770          834
Unocal Corp.                                                 41,000        1,525
                                                                       ---------
                                                                           3,215
                                                                       ---------

MATERIALS AND PROCESSING - 6.8%
Airgas, Inc. (a)                                             15,400          254
AK Steel Holding Corp.                                      109,100        1,338
Albany International Corp. Class A                           19,400          488
Albemarle Corp.                                              13,200          391
Amcol International Corp.                                     5,000           31
Applied Films Corp. (a)                                      26,567          656
Aptargroup, Inc.                                             42,200        1,568
Ashland, Inc.                                                12,700          519
Barnes Group, Inc.                                            2,200           57
Bemis Co.                                                     6,900          367
Cabot Corp.                                                  46,400        1,383
Calgon Carbon Corp.                                         129,000        1,161
Cambrex Corp.                                                18,400          756
Centex Construction Products, Inc.                              100            4
Chesapeake Corp.                                             32,200          884
Commercial Metals Co.                                        20,200          905
CoorsTek, Inc. (a)                                           60,185        2,365
Cytec Industries, Inc. (a)                                   25,700          848
EMCOR Group, Inc. (a)                                        30,300        1,844
Energizer Holdings, Inc. (a)                                 48,500        1,159
Finish Line Class A (a)                                       7,500          152
Glatfelter                                                      900           16
Grant Prideco, Inc. (a)                                      59,579          953
Greif Brothers Corp. Class A                                  6,800          242
HB Fuller Co.                                                11,400          355
Hughes Supply, Inc.                                          33,900        1,414
IMC Global, Inc.                                             29,100          367
International Specialty Products, Inc. (a)                   10,300           95
Ivex Packaging Corp. (a)                                     24,500          564
Jacobs Engineering Group, Inc. (a)                           19,800          781
LNR Property Corp.                                           46,500        1,702
Louisiana-Pacific Corp.                                     129,900        1,520
Lubrizol Corp.                                               25,700          886
Lydall, Inc. (a)                                             13,500          196
Martin Marietta Materials, Inc.                              12,200          475
Maverick Tube Corp. (a)                                      52,671          956
MeadWestvaco Corp.                                           43,600        1,280
Minerals Technologies, Inc.                                  20,200        1,010

20 Special Growth Fund

SPECIAL GROWTH FUND

                                                      April 30, 2002 (Unaudited)

                                                                         MARKET
                                                           NUMBER        VALUE
                                                             OF          (000)
                                                           SHARES          $
                                                         ----------    ---------
National Service Industries, Inc.                            11,100          113
New England Business Service, Inc.                            4,500          123
OM Group, Inc.                                                5,600          374
Omnova Solutions, Inc.                                       11,300          104
Pactiv Corp. (a)                                             92,000        1,902
Precision Castparts Corp.                                    79,200        2,801
RPM, Inc.                                                    28,700          486
RTI International Metals, Inc. (a)                           11,700          154
Schulman (A.), Inc.                                          62,400        1,267
Scotts Co./The Class A (a)                                   11,200          534
Sealed Air Corp. (a)                                         54,000        2,412
Shaw Group, Inc. (a)                                          5,400          165
SIFCO Industries, Inc. (a)                                  145,400          800
SPS Technologies, Inc. (a)                                   36,000        1,408
Standard Register Co./The                                     4,700          150
Temple-Inland, Inc.                                          32,800        1,736
Texas Industries, Inc.                                       34,000        1,319
Timken Co.                                                   42,200        1,125
Tredegar Corp.                                               21,800          500
Unifi, Inc. (a)                                              21,900          245
USEC, Inc.                                                   59,300          406
USG Corp. (a)                                                 6,200           44
Wausau-Mosinee Paper Corp.                                   10,100          131
Wd-40 Co.                                                    13,200          361
York International Corp.                                     26,200          954
                                                                       ---------
                                                                          49,556
                                                                       ---------

MISCELLANEOUS - 1.3%
Brunswick Corp.                                              16,000          451
Crane Co.                                                     5,500          152
GenCorp, Inc.                                                47,500          746
Hillenbrand Industries, Inc.                                  2,700          174
ITT Industries, Inc.                                          7,100          496
Johnson Controls, Inc.                                       17,100        1,475
Kaman Corp. Class A                                           4,700           84
SPX Corp. (a)                                                 5,700          768
St. Joe Co. (The)                                            48,500        1,491
Textron, Inc.                                                34,600        1,702
US Industries, Inc. (a)                                      86,800          312
Wesco Financial Corp.                                         3,985        1,267
                                                                       ---------
                                                                           9,118
                                                                       ---------

OTHER ENERGY - 4.2%
BJ Services Co. (a)                                          25,600          941
CARBO Ceramics, Inc.                                          9,100          343
Cooper Cameron Corp. (a)                                     11,300          620
Devon Energy Corp.                                           30,200        1,489
ENSCO International, Inc.                                     7,900          267
EOG Resources, Inc.                                          35,200        1,498
Evergreen Resources, Inc. (a)                                11,300          506
GlobalSantaFe Corp.                                          53,725        1,885
Gulfmark Offshore, Inc. (a)                                  34,500        1,533
Hydril Co. (a)                                               23,300          595
Kaneb Pipe Line Partners L P                                 11,900          490
Key Energy Services, Inc. (a)                                79,306          964
Key Production Co., Inc. (a)                                  9,200          197
Nabors Industries, Inc. (a)                                  35,200        1,603
National-Oilwell, Inc. (a)                                   12,100          321
Ocean Energy, Inc.                                           24,100          516
Oceaneering International, Inc. (a)                           7,300          193
Octel Corp. (a)                                               4,100           92
Parker Drilling Co. (a)                                      75,300          322
Patina Oil & Gas Corp.                                        5,400          195
Patterson-UTI Energy, Inc. (a)                               42,922        1,374
Pioneer Natural Resources Co. (a)                            21,100          506
PNM Resources, Inc.                                          51,300        1,488
Rowan Co.s, Inc.                                             67,300        1,708
Seitel, Inc. (a)                                             11,100           89
Smith International, Inc. (a)                                24,800        1,737
Talisman Energy, Inc.                                        35,985        1,539
Tetra Technologies, Inc. (a)                                 14,800          424
Tom Brown, Inc. (a)                                          16,600          481
Universal Compression Holdings, Inc. (a)                      5,000          123
Valero Energy Corp.                                          37,200        1,606
Veritas DGC, Inc. (a)                                        40,600          735
Vintage Petroleum, Inc.                                     166,051        2,292
XTO Energy, Inc.                                             97,025        1,979
                                                                       ---------
                                                                          30,651
                                                                       ---------

PRODUCER DURABLES - 9.2%
Actuant Corp. Class A (a)                                    10,200          448
Advanced Energy Industries, Inc. (a)                         39,986        1,392
AGCO Corp.                                                   27,100          616
Allen Telecom, Inc. (a)                                      66,100          436
Alliant Techsystems, Inc. (a)                                17,900        1,928
Ametek, Inc.                                                 28,000        1,084
Asyst Technologies, Inc. (a)                                 32,500          533
Axcelis Technologies, Inc. (a)                                8,200          118
Beazer Homes USA, Inc. (a)                                   17,100        1,514
Briggs & Stratton                                            16,200          683
Brooks Automation, Inc. (a)                                  29,689        1,058
Centex Corp.                                                  6,600          372
Clayton Homes, Inc.                                          12,900          221
CNH Global NV                                                44,000          253
Cohu, Inc.                                                   36,500        1,022
Curtiss-Wright Corp.                                          7,000          534
Cymer, Inc. (a)                                              18,560          877
Diebold, Inc.                                                 1,400           53
Donaldson Co., Inc.                                          16,200          699
Dover Corp.                                                  30,100        1,122
DR Horton, Inc.                                              88,200        2,276
Electro Scientific Industries, Inc. (a)                      25,917          779

                                                          Special Growth Fund 21

SPECIAL GROWTH FUND

                                                     April 30, 2002 (Unaudited)

                                                                        MARKET
                                                            NUMBER       VALUE
                                                              OF         (000)
                                                            SHARES         $
                                                           ---------    -------
Encore Wire Corp. (a)                                          5,300         87
Engineered Support Systems, Inc.                               9,400        464
Esterline Technologies Corp. (a)                               5,400        126
FEI Co. (a)                                                   41,454      1,096
Flowserve Corp. (a)                                           25,500        880
Franklin Electric Co., Inc.                                    9,800        496
General Cable Corp.                                           19,600        225
General Dynamics Corp.                                         1,200        117
Genlyte Group, Inc. (a)                                        2,700        118
Global Power Equipment Group, Inc./NEW (a)                    16,200        187
Hovnanian Enterprises, Inc. Class A (a)                       40,600      1,236
Hubbell, Inc. Class B                                         11,200        386
IDEX Corp.                                                     2,500         90
Ingersoll-Rand Co. Class A                                    23,500      1,174
Itron, Inc. (a)                                               77,905      2,777
Kadant, Inc. (a)                                              16,400        261
KB Home                                                       45,300      2,258
Kla-Tencor Corp. (a)                                           4,700        277
Kulicke & Soffa Industries, Inc. (a)                          53,700        974
Lam Research Corp. (a)                                        12,000        308
Lennar Corp.                                                  48,200      2,677
LTX Corp. (a)                                                 36,300        770
M/I Schottenstein Homes, Inc.                                  5,800        367
MDC Holdings, Inc.                                             3,700        187
Mettler Toledo International, Inc. (a)                        39,100      1,503
Micros Systems, Inc. (a)                                       2,100         59
Millipore Corp.                                               27,200      1,087
MKS Instruments, Inc. (a)                                     26,873        911
Moog, Inc. Class A (a)                                        21,100        722
NVR, Inc. (a)                                                  3,000      1,109
Omega Environmental, Inc. (a)                                  8,366
Orbital Sciences Corp. (a)                                   108,800        726
Pentair, Inc.                                                 31,000      1,505
Photon Dynamics, Inc. (a)                                     28,489      1,380
Photronics, Inc. (a)                                          46,600      1,535
Plantronics, Inc. (a)                                         20,400        430
Polycom, Inc. (a)                                             30,798        635
Powell Industries, Inc. (a)                                    6,200        146
Powerwave Technologies, Inc. (a)                              48,528        579
Pulte Homes, Inc.                                              8,300        442
Rayovac Corp. (a)                                              2,500         40
RF Micro Devices, Inc. (a)                                    47,985        835
Rockwell Collins, Inc.                                        24,000        572
Roper Industries, Inc.                                        20,400        938
Rudolph Technologies, Inc. (a)                                40,808      1,245
Ryland Group, Inc.                                            30,800      3,388
Somera Communications, Inc. (a)                               15,000        107
Spectralink Corp. (a)                                          4,900         52
Standard-Pacific Corp.                                        42,200      1,417
Starrett (L.S.) Co. Class A                                   30,100        712
Steelcase, Inc. Class A                                       35,400        591
Stewart & Stevenson Services                                   6,700        127
Symmetricom, Inc. (a)                                         22,600        145
Teledyne Technologies, Inc. (a)                               66,800      1,136
Terex Corp. (a)                                                4,905        123
Therma-Wave, Inc. (a)                                         62,035        877
Toll Brothers, Inc. (a)                                      117,000      3,481
TRC Co.s, Inc. (a)                                             6,600        150
Varian Semiconductor Equipment Associates, Inc. (a)           14,100        659
Veeco Instruments, Inc. (a)                                   31,988        948
Watts Industries, Inc. Class A                                27,600        503
Woodward Governor Co.                                          2,800        193
                                                                        -------
                                                                         66,564
                                                                        -------

TECHNOLOGY - 12.3%
3Com Corp. (a)                                               255,500      1,474
Acxiom Corp. (a)                                              91,700      1,525
Adaptec, Inc. (a)                                             51,800        761
Adtran, Inc. (a)                                              13,700        341
Advanced Fibre Communication (a)                              28,200        500
Advent Software, Inc. (a)                                      2,100        104
Aeroflex, Inc. (a)                                            67,312        941
Affiliated Computer Services, Inc. Class A (a)                27,300      1,476
Alliance Data Systems Corp. NEW (a)                           53,200      1,311
Alloy, Inc. (a)                                               50,800        643
Alpha Industries (a)                                          22,600        277
American Management Systems (a)                                4,100         94
Anadigics, Inc. (a)                                            9,100         92
Anaren Microwave, Inc. (a)                                    53,534        676
Anixter International, Inc. (a)                                7,100        206
Arbitron, Inc. (a)                                            23,100        794
Arris Group, Inc. (a)                                         87,200        757
Arrow Electronics, Inc. (a)                                   75,300      1,988
Ascential Software Corp. (a)                                  28,900         99
ASE Test, Ltd. (a)                                            43,200        589
AsiaInfo Holdings, Inc. (a)                                   17,100        174
ASM International NV (a)                                      22,200        511
Aspen Technology, Inc. (a)                                    46,785        634
ATI Technologies, Inc. (a)                                    32,800        335
Autodesk, Inc.                                               102,400      1,883
Avant! Corp. (a)                                               9,700        162
Avaya, Inc. (a)                                               32,500        200
Avnet, Inc.                                                  125,500      3,215
Avocent Corp. (a)                                             18,600        465
AVX Corp.                                                     11,800        235
AXT, Inc. (a)                                                 10,800        125
Bell Microproducts, Inc. (a)                                  12,700        150
Borland Software Corp. (a)                                    10,500        114
Business Objects SA - ADR (a)                                 23,800        801

22 Special Growth Fund

SPECIAL GROWTH FUND

                                                      April 30, 2002 (Unaudited)

                                                                         MARKET
                                                            NUMBER       VALUE
                                                              OF         (000)
                                                            SHARES         $
                                                          ----------    --------
CACI International, Inc. Class A (a)                          37,700       1,138
Caliper Technologies Corp. NMS (a)                            22,900         241
Caminus Corp. (a)                                             33,800         631
Checkpoint Systems, Inc. (a)                                   7,400         128
ChipPAC, Inc. (a)                                             39,900         365
Cirrus Logic, Inc. (a)                                        32,600         396
Coherent, Inc. (a)                                            25,400         777
Concurrent Computer Corp. (a)                                  8,400          58
Conexant Systems, Inc. (a)                                    32,100         327
CSG Systems International (a)                                  4,800         126
Digex, Inc. (a)                                              196,000         163
Documentum, Inc. (a)                                          16,400         318
DRS Technologies, Inc. (a)                                    14,900         689
E.piphany, Inc. (a)                                           38,900         234
Electronics for Imaging (a)                                   10,400         186
Entegris, Inc. (a)                                            13,000         205
EPIQ Systems, Inc. (a)                                         7,600         130
ESCO Technologies, Inc. (a)                                    4,100         165
ESS Technology (a)                                            30,900         493
Fairchild Semiconductor International, Inc. Class A (a)       13,700         369
Gartner Group, Inc. Class A                                   30,700         359
Genuity, Inc. Class A (a)                                    424,000         297
Harris Corp.                                                  38,300       1,387
Hifn, Inc. (a)                                                11,891         126
HPL Technologies, Inc. NEW (a)                                31,600         378
Hutchinson Technology, Inc. (a)                                5,700         102
Hyperion Solutions Corp. (a)                                  90,000       2,106
IDX Systems Corp. (a)                                          5,600          97
Ii-Vi, Inc. (a)                                               48,132         721
Imation Corp. (a)                                             26,400         794
Inet Technologies, Inc. (a)                                   15,500         130
InFocus Corp. (a)                                              6,000          78
Informatica Corp. (a)                                         69,900         554
Ingram Micro, Inc. (a)                                        66,200         984
Inktomi Corp. (a)                                             34,700          81
Integrated Circuit Systems, Inc. (a)                          57,755       1,149
Inter-Tel, Inc.                                               30,900         634
International Rectifier Corp. (a)                             22,100       1,019
Internet Security Systems (a)                                 12,800         251
Intersil Corp. Class A (a)                                    24,100         647
Intrado, Inc. (a)                                             36,700         682
Iona Technologies PLC - ADR (a)                               25,300         307
JD Edwards & Co. (a)                                          19,800         220
JDA Software Group, Inc. (a)                                  54,000       1,633
Kemet Corp. (a)                                               66,400       1,286
Keynote Systems, Inc. (a)                                     31,200         285
Kopin Corp. (a)                                                6,400          51
KPMG Consulting, Inc. NEW (a)                                 68,100       1,192
L-3 Communications Holdings, Inc. (a)                          6,300         805
Lawson Software, Inc. NEW (a)                                 45,500         387
Loral Space & Communications (a)                             192,200         379
LSI Logic Corp. (a)                                           48,100         618
Macrovision Corp. (a)                                         18,000         400
Manugistics Group, Inc. (a)                                   52,492         827
Marvell Technology Group, Ltd. (a)                            21,500         774
Maxtor Corp. (a)                                             357,300       2,476
Mentor Graphics Corp. (a)                                     20,100         388
Mercury Computer Systems, Inc. (a)                             2,400          69
Mercury Interactive Corp. (a)                                 16,100         600
Microchip Technology, Inc. (a)                                48,586       2,162
Mykrolis Corp. NEW (a)                                        39,748         586
National Instruments Corp. (a)                                25,800         991
Network Associates, Inc. (a)                                  58,600       1,040
Novell, Inc. (a)                                              12,100          45
Numerical Technologies, Inc. (a)                              55,400         722
O2Micro International, Ltd. (a)                               48,400         789
Oak Technology, Inc. (a)                                      52,500         747
Openwave Systems, Inc. (a)                                    67,647         387
Overture Services, Inc. (a)                                   27,854         952
PC-Tel, Inc. (a)                                               7,900          65
Phoenix Technologies, Ltd. (a)                                 4,700          65
Pioneer Standard Electronics                                  10,000         146
PLATO Learning, Inc. (a)                                       4,500          60
Plexus Corp. (a)                                              27,000         675
PLX Technology, Inc. (a)                                      11,200          83
Power Integrations, Inc. (a)                                  31,400         664
Precise Software Solutions, Ltd. (a)                          35,300         464
Progress Software Corp. (a)                                   30,400         512
QuadraMed Corp. (a)                                            8,300          53
Quantum Corp. (a)                                            123,800         910
Quest Software, Inc. (a)                                      20,100         261
Rational Software Corp. (a)                                   19,400         283
Register.com (a)                                              30,500         257
Reynolds & Reynolds Co./The Class A                           66,600       1,929
Roxio, Inc. (a)                                               29,500         627
Sandisk Corp. (a)                                             21,600         353
Scansource, Inc. (a)                                           4,600         308
Secure Computing Corp. (a)                                    59,893         753
Semtech Corp. (a)                                             39,958       1,278
Serena Software, Inc. (a)                                     23,700         326
Silicon Image, Inc. (a)                                       90,166         870
Silicon Laboratories, Inc. (a)                                30,500         902
Standard Microsystems Corp. (a)                                8,000         196
Storage Technology Corp. (a)                                  86,900       1,788
Supertex, Inc. (a)                                             3,900          75
SYKES Enterprises, Inc. (a)                                   13,200         136
Synopsys, Inc. (a)                                             2,300         104
Systems & Computer Technology Corp. (a)                       34,400         535
Talx Corp.                                                     3,000          49
Transaction Systems Architects, Inc. Class A (a)               6,200          72

                                                          Special Growth Fund 23

SPECIAL GROWTH FUND

                                                      April 30, 2002 (Unaudited)

                                                                         MARKET
                                                             NUMBER      VALUE
                                                               OF        (000)
                                                             SHARES        $
                                                            --------    -------
Unisys Corp. (a)                                             108,600      1,466
UNOVA, Inc. (a)                                               98,300        796
Utstarcom, Inc. (a)                                          120,230      2,946
Verity, Inc. (a)                                              61,919        826
Vignette Corp. (a)                                           164,500        423
Virage Logic Corp. (a)                                         3,800         68
Vishay Intertechnology, Inc. (a)                              61,100      1,344
webMethods, Inc. (a)                                          20,000        298
Western Digital Corp. (a)                                    115,000        712
Witness Systems, Inc. (a)                                      1,900         15
Zebra Technologies Corp. Class A (a)                           7,200        408
Zoran Corp. (a)                                               33,162      1,201
                                                                        -------
                                                                         89,787
                                                                        -------

UTILITIES - 2.0%
AGL Resources, Inc.                                           29,200        699
Alliant Energy Corp.                                          27,500        777
American States Water Co.                                      1,600         62
AT&T Wireless Services, Inc. (a)                              43,100        386
Avista Corp.                                                  82,100      1,313
Broadwing, Inc. (a)                                           29,600        195
Cascade Natural Gas Corp.                                      3,500         79
CH Energy Group, Inc.                                         10,100        519
Cleco Corp.                                                   11,200        278
Commonwealth Telephone Enterprises, Inc. (a)                   6,800        257
General Communication Class A (a)                             14,600        146
Hawaiian Electric Industries                                  25,100      1,186
IDT Corp. (a)                                                 14,800        296
Madison Gas & Electric Co.                                     3,500         99
Mediacom Communications Corp. (a)                             49,300        493
Middlesex Water Co.                                            2,100         52
New Jersey Resources Corp.                                     9,150        293
Northwest Natural Gas Co.                                      4,500        128
Northwestern Corp.                                            11,700        241
Oneok, Inc.                                                   30,200        660
Potomac Electric Power                                        22,700        519
Quintiles Transnational Corp. (a)                             14,300        203
RMH Teleservices, Inc. (a)                                    33,600        429
Sierra Pacific Resources                                      24,100        171
South Jersey Industries, Inc.                                  2,600         92
Telephone & Data Systems, Inc.                                10,300        886
UGI Corp.                                                     25,600        806
US Cellular Corp. (a)                                         31,000      1,225
Western Resources, Inc.                                       78,200      1,360
Wisconsin Energy Corp.                                        15,900        413
WPS Resources Corp.                                           10,900        454
                                                                        -------
                                                                         14,717
                                                                        -------

TOTAL COMMON STOCKS
(cost $567,596)                                                         692,116
                                                                        -------

                                                          PRINCIPAL      MARKET
                                                            AMOUNT       VALUE
                                                            (000)        (000)
                                                              $            $
                                                          ---------    --------
SHORT-TERM INVESTMENTS - 4.5%
Frank Russell Investment Company Money Market Fund (e)       28,655      28,655
United States Treasury Bill (c)(d)(e)
      1.795% due 06/20/02                                     4,250       4,239
                                                                        -------

TOTAL SHORT-TERM INVESTMENTS
(cost $32,894)                                                           32,894
                                                                        -------

TOTAL INVESTMENTS - 99.7%
(identified cost $600,490)                                              725,010

OTHER ASSETS AND LIABILITIES,
NET - 0.3%                                                                2,017
                                                                        -------
NET ASSETS - 100.0%                                                     727,027
                                                                        =======

                                                                    UNREALIZED
                                                      NOTIONAL     APPRECIATION
                                                       AMOUNT     (DEPRECIATION)
                                                       (000)           (000)
FUTURES CONTRACTS                                        $               $
                                                      --------    --------------
LONG POSITIONS
Nasdaq 100 Index
   expiration date 06/02                                 5,248             (970)

Russell 2000(TM) Index
   expiration date 06/02                                15,847              368

S&P 400 Midcap Index
   expiration date 06/02                                 6,197               (2)

S&P 500 Index
   expiration date 06/02                                 7,271             (275)
                                                                  --------------
Total Unrealized Appreciation
  (Depreciation) on Open Futures
   Contracts Purchased                                                     (879)
                                                                  ==============

See accompanying notes which are an integral part of the financial statements.

24 Special Growth Fund

SPECIAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2002 (Unaudited)

ASSETS
Investments at market (including securities on
  loan of $63,062), (identified cost $600,490) ....................   $ 725,010
Cash ..............................................................         434
Receivables:
   Dividends and interest .........................................         359
   Investments sold ...............................................       9,539
   Fund shares sold ...............................................       1,936
   Daily variation margin on futures contracts ....................         613
Investment of securities lending collateral in
  money market funds, at cost and market value ....................      65,444
                                                                      ---------
      Total assets ................................................     803,335

LIABILITIES
Payables:
   Investments purchased .............................     $  9,063
   Fund shares redeemed ..............................          903
   Accrued fees to affiliates ........................          820
   Other accrued expenses ............................           78
Payable upon return of securities loaned .............       65,444
                                                           --------
      Total liabilities ...........................................      76,308
                                                                      ---------
NET ASSETS ........................................................   $ 727,027
                                                                      =========
NET ASSETS CONSIST OF:
Accumulated net operating loss ....................................   $    (734)
Accumulated net realized gain (loss) ..............................      12,972
Unrealized appreciation (depreciation) on:
   Investments ....................................................     124,520
   Futures contracts ..............................................        (879)
Shares of beneficial interest .....................................         156
Additional paid-in capital ........................................     590,992
                                                                      ---------
NET ASSETS ........................................................   $ 727,027
                                                                      =========
NET ASSET VALUE, offering and redemption price per
  share:
   Class C ($17,159,766 divided by 384,086 shares
     of $.01 par  value shares of beneficial interest
     outstanding) .................................................   $   44.68
                                                                      =========
   Class E ($12,540,506 divided by 273,479 shares
     of $.01 par value shares of beneficial interest
     outstanding) .................................................   $   45.86
                                                                      =========
   Class S ($697,327,008 divided by 14,902,042 shares
     of $.01 par value shares of beneficial interest
     outstanding) .................................................   $   46.79
                                                                      =========

  See accompanying notes which are an integral part of the financial statements.

                                                          Special Growth Fund 25

SPECIAL GROWTH FUND

STATEMENT OF OPERATIONS

Amounts in thousands         For the Six Months Ended April 30, 2002 (Unaudited)

INVESTMENT INCOME
   Dividends ................................................................    $    3,226
   Dividends from Money Market Fund .........................................           301
   Securities Lending Income ................................................           252
   Interest .................................................................            48
                                                                                 ----------
      Total investment income ...............................................         3,827

EXPENSES
   Advisory fees ...............................................   $    3,092
   Administrative fees - Class C ...............................            4
   Administrative fees - Class E ...............................            3
   Administrative fees - Class S ...............................          190
   Custodian fees ..............................................          266
   Distribution fees - Class C .................................           53
   Transfer agent fees .........................................          772
   Professional fees ...........................................           27
   Registration fees ...........................................           57
   Shareholder servicing fees - Class C ........................           18
   Shareholder servicing fees - Class E ........................           15
   Trustees' fees ..............................................            8
   Miscellaneous ...............................................           40
                                                                   ----------
   Expenses before reductions ..................................        4,545
   Expense reductions ..........................................           (2)
                                                                   ----------
      Expenses, net .........................................................         4,543
                                                                                 ----------
Net investment income (loss) ................................................          (716)
                                                                                 ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments .................................................       12,069
   Futures contracts ...........................................        5,924        17,993
                                                                   ----------
Net change in unrealized appreciation (depreciation) on:
   Investments .................................................      108,246
   Futures contracts ...........................................       (1,153)      107,093
                                                                   ----------    ----------
Net realized and unrealized gain (loss) .....................................       125,086
                                                                                 ----------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .......................    $  124,370
                                                                                 ==========

See accompanying notes which are an integral part of the financial statements.

26 Special Growth Fund

SPECIAL GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                                           SIX MONTHS ENDED        FISCAL
                                                                                            APRIL 30, 2002       YEAR ENDED
                                                                                              (UNAUDITED)     OCTOBER 31, 2001
                                                                                           ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income (loss) .........................................................  $           (716)  $            673
   Net realized gain (loss) .............................................................            17,993            (14,499)
   Net change in unrealized appreciation (depreciation) .................................           107,093            (99,827)
                                                                                           ----------------   ----------------
      Net increase (decrease) in net assets from operations .............................           124,370           (113,653)
                                                                                           ----------------   ----------------
DISTRIBUTIONS
   From net investment income
      Class E ...........................................................................                --                 (6)
      Class S ...........................................................................               (35)              (899)
   From net realized gain
      Class C ...........................................................................                --             (1,327)
      Class E ...........................................................................                --             (1,202)
      Class S ...........................................................................                --            (87,135)
                                                                                           ----------------   ----------------
         Net decrease in net assets from distributions ..................................               (35)           (90,569)
                                                                                           ----------------   ----------------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions ........................           (28,942)            55,981
                                                                                           ----------------   ----------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS .............................................            95,393           (148,241)

NET ASSETS
   Beginning of period ..................................................................           631,634            779,875
                                                                                           ----------------   ----------------
   End of period (including accumulated net operating loss of $734 and undistributed
     net investment income of $17, respectively) ........................................  $        727,027   $        631,634
                                                                                           ================   ================

  See accompanying notes which are an integral part of the financial statements.

                                                          Special Growth Fund 27

SPECIAL GROWTH FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.



                                                                            FISCAL YEARS ENDED
                                                                                OCTOBER 31,
                                                                          ----------------------
                                                                2002*        2001        2000**       1999***
                                                             ---------    ---------    ---------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD ....................    $   37.42    $   51.05    $   48.22    $   42.17
                                                             ---------    ---------    ---------    ---------
INCOME FROM OPERATIONS
   Net investment income (loss)(a) ......................         (.24)        (.38)        (.38)        (.45)
   Net realized and unrealized gain (loss) ..............         7.50        (7.12)        4.56         9.72
                                                             ---------    ---------    ---------    ---------
      Total income from operations ......................         7.26        (7.50)        4.18         9.27
                                                             ---------    ---------    ---------    ---------
DISTRIBUTIONS
   From net realized gain ...............................           --        (6.13)       (1.35)       (3.22)
                                                             ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD ..........................    $   44.68    $   37.42    $   51.05    $   48.22
                                                             =========    =========    =========    =========
TOTAL RETURN (%)(b) .....................................        19.40       (15.93)        8.83        22.53

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) .............       17,160       11,662       10,762        5,990

   Ratios to average net assets (%)(c):
      Operating expenses, net ...........................         2.26         2.27         2.21         2.23
      Operating expenses, gross .........................         2.26         2.27         2.22         2.23
      Net investment income (loss) ......................        (1.16)        (.89)        (.91)       (1.10)

   Portfolio turnover rate (%) ..........................        58.15       126.83       136.00       111.98

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period January 27, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

28 Special Growth Fund

SPECIAL GROWTH FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                FISCAL YEARS ENDED
                                                                    OCTOBER 31,                  YEARS ENDED DECEMBER 31,
                                                               --------------------    --------------------------------------------
                                                     2002*       2001       2000**       1999        1998        1997        1996
                                                   --------    --------    --------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD ............  $  38.27    $  51.74    $  48.55    $  42.91    $  45.42    $  40.75    $  43.48
                                                   --------    --------    --------    --------    --------    --------    --------
INCOME FROM OPERATIONS
   Net investment income (loss)(a) ..............      (.09)       (.06)       (.07)       (.16)       (.17)       (.13)       (.02)
   Net realized and unrealized gain (loss) ......      7.68       (7.25)       4.61        9.02         .09       11.05        1.63
                                                   --------    --------    --------    --------    --------    --------    --------
      Total income from operations ..............      7.59       (7.31)       4.54        8.86        (.08)      10.92        1.61
                                                   --------    --------    --------    --------    --------    --------    --------
DISTRIBUTIONS
   From net investment income ...................        --        (.03)         --          --          --          --          --
   From net realized gain .......................        --       (6.13)      (1.35)      (3.22)      (2.43)      (6.25)      (4.34)
                                                   --------    --------    --------    --------    --------    --------    --------
      Total distributions .......................        --       (6.16)      (1.35)      (3.22)      (2.43)      (6.25)      (4.34)
                                                   --------    --------    --------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD ..................  $  45.86    $  38.27    $  51.74    $  48.55    $  42.91    $  45.42    $  40.75
                                                   ========    ========    ========    ========    ========    ========    ========
TOTAL RETURN (%)(b) .............................     19.83      (15.29)       9.53       21.19         .04       27.90        4.04

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) .....    12,540      11,051       9,678       5,411       6,139       3,153         910

   Ratios to average net assets (%)(c):
      Operating expenses, net ...................      1.53        1.52        1.46        1.49        1.58        1.83        1.89
      Operating expenses, gross .................      1.53        1.52        1.47        1.49        1.58        1.83        1.89
      Net investment income (loss) ..............      (.42)       (.14)       (.16)       (.36)       (.39)       (.51)       (.38)

   Portfolio turnover rate (%) ..................     58.15      126.83      136.00      111.98      129.19       97.19      118.13

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                          Special Growth Fund 29

SPECIAL GROWTH FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                             FISCAL YEARS ENDED
                                                                 OCTOBER 31,                    YEARS ENDED DECEMBER 31,
                                                           ----------------------    ----------------------------------------------
                                                 2002*        2001        2000**       1999         1998        1997         1996
                                              ---------    ---------    ---------    --------    ---------    ---------    --------
NET ASSET VALUE, BEGINNING OF PERIOD .......  $   39.01    $   52.52    $   49.18    $  43.34    $   45.72    $   40.79    $  39.17
                                              ---------    ---------    ---------    --------    ---------    ---------    --------
INCOME FROM OPERATIONS
   Net investment income (loss)(a) .........       (.04)         .05          .04        (.05)         .01          .08         .12
   Net realized and unrealized gain (loss)..       7.82        (7.37)        4.67        9.12          .08        11.18        6.87
                                              ---------    ---------    ---------    --------    ---------    ---------    --------
      Total income from operations .........       7.78        (7.32)        4.71        9.07          .09        11.26        6.99
                                              ---------    ---------    ---------    --------    ---------    ---------    --------
DISTRIBUTIONS
   From net investment income ..............         --         (.06)        (.02)       (.01)        (.04)        (.08)       (.12)
   From net realized gain ..................         --        (6.13)       (1.35)      (3.22)       (2.43)       (6.25)      (5.25)
                                              ---------    ---------    ---------    --------    ---------    ---------    --------
      Total distributions ..................         --        (6.19)       (1.37)      (3.23)       (2.47)       (6.33)      (5.37)
                                              ---------    ---------    ---------    --------    ---------    ---------    --------
NET ASSET VALUE, END OF PERIOD .............  $   46.79    $   39.01    $   52.52    $  49.18    $   43.34    $   45.72    $  40.79
                                              =========    =========    =========    ========    =========    =========    ========
TOTAL RETURN (%)(b) ........................      19.98       (15.05)        9.76       21.45          .42        28.77       18.65

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands).    697,327      608,921      759,435     697,211      595,862      572,635     393,048

   Ratios to average net assets (%)(c):
      Operating expenses, net ..............       1.29         1.27         1.21        1.24         1.15         1.15        1.19
      Operating expenses, gross ............       1.29         1.27         1.22        1.24         1.15         1.15        1.19
      Net investment income (loss) .........       (.18)         .11          .08        (.10)         .03          .18         .28

   Portfolio turnover rate (%) .............      58.15       126.83       136.00      111.98       129.19        97.19      118.13

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

30 Special Growth Fund

EQUITY INCOME FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2002 (Unaudited)

                                                                         MARKET
                                                            NUMBER       VALUE
                                                              OF         (000)
                                                            SHARES         $
                                                          ----------    --------
COMMON STOCKS - 96.1%
AUTO AND TRANSPORTATION - 2.2%
Airborne, Inc.                                                    90           2
AMR Corp. (a)                                                  4,230          91
ArvinMeritor, Inc.                                               455          14
Burlington Northern Santa Fe Corp.                             7,610         209
Delphi Corp.                                                   3,140          49
Expeditors International Washington, Inc.                    .   750          43
FedEx Corp. (a)                                                9,990         516
Ford Motor Co.                                                21,996         352
General Motors Corp.                                           4,788         307
Harley-Davidson, Inc.                                             70           4
Lear Corp. (a)                                                   720          37
Norfolk Southern Corp.                                         2,800          60
Southwest Airlines Co.                                         4,535          83
Tidewater, Inc.                                               10,950         476
TRW, Inc.                                                        770          42
Union Pacific Corp.                                            2,000         114
                                                                         -------
                                                                           2,399
                                                                         -------

CONSUMER DISCRETIONARY - 9.3%
AOL Time Warner, Inc. (a)                                      2,780          53
Autozone, Inc. (a)                                             2,650         201
Banta Corp.                                                      790          30
Cendant Corp. (a)                                             41,700         750
Circuit City Stores, Inc. - Circuit City Group                11,510         248
Costco Wholesale Corp. (a)                                     1,200          48
Darden Restaurants, Inc.                                      15,340         612
Eastman Kodak Co.                                              9,100         293
Expedia, Inc. Class A (a)                                        220          18
Family Dollar Stores                                             410          14
Federated Department Stores (a)                                6,410         255
Foot Locker, Inc. (a)                                         40,410         636
Furniture Brands International, Inc. (a)                         100           4
Gannett Co., Inc.                                              2,160         158
Gillette Co./The                                                 920          33
Gtech Holdings Corp. (a)                                       1,510          90
Harrah's Entertainment, Inc. (a)                               1,190          59
Hispanic Broadcasting Corp. (a)                               16,200         434
Home Depot, Inc.                                               1,550          72
Insight Communications (a)                                       220           3
Kimberly-Clark Corp.                                          13,200         860
Lands' End, Inc. (a)                                             900          45
Leggett & Platt, Inc.                                            790          21
Liberty Media Corp. Class A (a)                               18,720         200
Limited, Inc./The                                              8,970         172
Marriott International, Inc. Class A                           2,800         123
Mattel, Inc.                                                   2,690          56
May Department Stores Co./The                                  6,600         229
McDonald's Corp.                                               3,520         100
Monsanto Co.                                                   1,720          53
Newell Rubbermaid, Inc.                                        3,140          99
Office Depot, Inc. (a)                                           410           8
Park Place Entertainment Corp. (a)                             3,780          46
RadioShack Corp.                                               3,540         110
Republic Services, Inc. (a)                                    1,730          34
Robert Half International, Inc. (a)                              690          18
Sears Roebuck and Co.                                         13,700         723
ServiceMaster Co./The                                          2,410          34
Starwood Hotels & Resorts Worldwide, Inc.                      4,110         155
Tech Data Corp. (a)                                            1,500          71
Ticketmaster Class B (a)                                         260           6
Tricon Global Restaurants, Inc. (a)                            3,230         204
VF Corp.                                                       3,230         141
Viacom, Inc. Class B (a)                                       6,414         302
Wallace Computer Services, Inc.                                1,270          28
Walt Disney Co.                                               20,460         474
Washington Post Class B                                           10           6
Waste Management, Inc.                                        26,720         704
Wendy's International, Inc.                                    1,180          44
Westwood One, Inc. (a)                                        14,710         530
Whirlpool Corp.                                                5,710         428
                                                                         -------
                                                                          10,035
                                                                         -------

CONSUMER STAPLES - 5.7%
Anheuser-Busch Co.s, Inc.                                      8,290         439
Clorox Co.                                                    10,180         450
Coca-Cola Co./The                                              5,500         305
Colgate-Palmolive Co.                                          1,740          92
Conagra Foods, Inc.                                            1,160          28
Coors (Adolph) Class B                                         4,630         310
CVS Corp.                                                        360          12
Dole Food Co.                                                    520          17
General Mills, Inc.                                               80           4
Hershey Foods Corp.                                            3,570         243
Hormel Foods Corp.                                             4,600         114
Interstate Bakeries                                            1,540          38
PepsiAmericas, Inc.                                            4,670          71
PepsiCo, Inc.                                                 24,359       1,264
Philip Morris Co.s, Inc.                                       7,930         432
Procter & Gamble Co.                                          18,750       1,693
RJ Reynolds Tobacco Holdings, Inc.                             2,210         153
Ruddick Corp.                                                    480           8
Supervalu, Inc.                                                7,980         239
UST, Inc.                                                      5,500         219
                                                                         -------
                                                                           6,131
                                                                         -------

FINANCIAL SERVICES - 35.3%
ACE, Ltd.                                                      9,300         405
Affiliated Managers Group (a)                                  2,000         127

                                                           Equity Income Fund 31

EQUITY INCOME FUND

                                                      April 30, 2002 (Unaudited)

                                                                          MARKET
                                                                NUMBER     VALUE
                                                                  OF       (000)
                                                                SHARES       $
                                                                ------    ------
Aflac, Inc.                                                      1,190        36
AG Edwards, Inc.                                                   850        35
Allied Capital Corp.                                               640        17
Allmerica Financial Corp.                                          110         5
Allstate Corp./The                                               6,770       269
AMBAC Financial Group, Inc.                                      1,190        75
American Express Co.                                             6,730       276
American Financial Group, Inc.                                     900        27
American International Group                                     6,687       462
AmSouth Bancorp                                                  4,510       102
AON Corp.                                                       23,240       830
Apartment Investment & Management Co. Class A (b)                1,940        95
Associated Banc-Corp                                               363        14
Bank of America Corp.                                           43,370     3,144
Bank One Corp.                                                   6,810       278
BB&T Corp.                                                       3,850       147
Bear Stearns Co.s, Inc.                                          5,900       365
CarrAmerica Realty Corp. (b)                                       410        13
Charter One Financial, Inc.                                     21,325       754
Chubb Corp.                                                     11,200       859
Cigna Corp.                                                     12,510     1,364
Citigroup, Inc.                                                 83,203     3,604
CNA Financial Corp. (a)                                            880        26
Colonial BancGroup, Inc.                                           420         7
Comerica, Inc.                                                   2,390       150
Commerce Bancshares, Inc.                                          200         9
Compass Bancshares, Inc.                                           800        29
Countrywide Credit Ind, Inc.                                       190         9
Crescent Real Estate EQT Co. (b)                                   920        18
Deluxe Corp.                                                    13,990       614
Dow Jones & Co., Inc.                                              340        18
DST Systems, Inc. (a)                                              580        29
Duke Realty Corp. (b)                                            6,760       178
Equity Office Properties Trust (b)                               4,449       127
Fannie Mae                                                      17,560     1,386
Federated Investors, Inc. Class B                                1,020        33
Fidelity National Financial, Inc.                                  300         9
Fifth Third Bancorp                                              2,500       171
First Data Corp.                                                   720        57
First Tennessee National Corp.                                   6,900       267
First Virginia Banks, Inc.                                       5,400       309
FirstMerit Corp.                                                   160         5
FleetBoston Financial Corp.                                      9,380       331
Franklin Resources, Inc.                                        13,970       585
Freddie Mac                                                     11,400       745
Fulton Financial Corp.                                             776        19
Golden State Bancorp, Inc.                                       1,120        37
Golden West Financial Corp.                                        730        50
Goldman Sachs Group, Inc.                                          990        78
Greenpoint Financial Corp.                                       9,500       470
Hartford Financial Services Group, Inc.                         15,270     1,058
Hibernia Corp. Class A                                          12,390       247
Household International, Inc.                                   17,060       994
iStar Financial, Inc. (b)                                          130         4
Jefferson-Pilot Corp.                                            3,470       174
John Hancock Financial Services, Inc.                           19,960       770
JP Morgan Chase & Co.                                           19,975       701
Keycorp                                                          6,820       192
Kimco Realty Corp. (b)                                           6,600       212
Lehman Brothers Holdings, Inc.                                  12,740       752
Lincoln National Corp.                                          23,600     1,130
Loews Corp.                                                      2,770       166
Marsh & McLennan Co.s, Inc.                                      7,570       765
MBIA, Inc.                                                         550        30
MBNA Corp.                                                      16,380       581
Mellon Financial Corp.                                          16,600       627
Merrill Lynch & Co., Inc.                                        6,360       267
Metlife, Inc.                                                    1,280        44
Moody's Corp.                                                    3,240       141
Morgan Stanley Dean Witter & Co.                                16,420       784
National City Corp.                                             23,610       737
National Commerce Financial Corp.                                  720        20
North Fork BanCorp., Inc.                                        8,600       332
Old National Bancorp                                               168         4
Old Republic International Corp.                                 8,480       282
Plum Creek Timber Co., Inc.                                      3,100        94
PMI Group, Inc. (The)                                            1,570       127
PNC Financial Services Group, Inc.                              14,670       809
Popular, Inc.                                                      450        13
Progressive Corp./The                                            5,400       311
Protective Life Corp.                                            9,520       303
Radian Group, Inc.                                                 300        16
Regions Financial Corp.                                          1,770        62
Simon Property Group, Inc. (b)                                   3,670       124
SouthTrust Corp.                                                10,810       288
St. Paul Co.s                                                   20,000       996
Stilwell Financial, Inc.                                         1,510        32
Sungard Data Systems, Inc. (a)                                     680        20
SunTrust Banks, Inc.                                             1,520       103
T Rowe Price Group, Inc.                                         1,170        41
TCF Financial Corp.                                             13,300       692
Torchmark Corp.                                                    640        26
Travelers Property Casualty Corp. Class A NEW (a)               16,800       312
Union Planters Corp.                                             1,020        51
UnumProvident Corp.                                              2,420        68
US Bancorp                                                      17,489       414
USA Education, Inc.                                              8,900       853
Wachovia Corp.                                                  13,670       520

32 Equity Income Fund

EQUITY INCOME FUND

                                                      April 30, 2002 (Unaudited)


                                                                         MARKET
                                                              NUMBER      VALUE
                                                                OF        (000)
                                                              SHARES        $
                                                             --------    -------
Washington Federal, Inc.                                           99          3
Washington Mutual, Inc.                                        13,837        522
Wells Fargo & Co.                                              21,191      1,084
                                                                          ------
                                                                          37,967
                                                                          ------

HEALTH CARE - 6.7%
Abbott Laboratories                                               780         42
Apria Healthcare Group, Inc. (a)                                1,830         48
Bard (C.R.), Inc.                                                 450         25
Barr Laboratories, Inc. (a)                                       520         35
Becton Dickinson & Co.                                          3,350        125
Biogen, Inc. (a)                                               20,600        895
Boston Scientific Corp. (a)                                    39,235        978
Bristol-Myers Squibb Co.                                        8,540        246
Cerner Corp. (a)                                                5,700        303
DaVita, Inc. (a)                                                2,210         57
Eli Lilly & Co.                                                 1,880        124
Genzyme Corp.-Genl Division (a)                                 7,400        303
Guidant Corp. (a)                                              15,300        575
Health Net, Inc. (a)                                            3,430        102
ICOS Corp. (a)                                                    460         12
Johnson & Johnson                                               6,564        419
King Pharmaceuticals, Inc. (a)                                  1,600         50
Merck & Co., Inc.                                               7,000        380
Mylan Laboratories                                              1,530         41
Oxford Health Plans (a)                                         4,160        192
Pfizer, Inc.                                                    5,180        188
Pharmaceutical Product Development, Inc. (a)                      170          4
Pharmacia Corp.                                                12,147        501
St. Jude Medical, Inc. (a)                                      2,800        233
Steris Corp. (a)                                                2,300         51
Tenet Healthcare Corp. (a)                                     13,400        983
UnitedHealth Group, Inc.                                        3,010        264
WebMD Corp. (a)                                                 1,060          7
                                                                          ------
                                                                           7,183
                                                                          ------

INTEGRATED OILS - 7.1%
Amerada Hess Corp.                                              3,150        242
ChevronTexaco Corp.                                            17,133      1,487
Conoco, Inc.                                                    5,780        162
Exxon Mobil Corp.                                              85,330      3,429
Kerr-McGee Corp.                                                2,850        170
Marathon Oil Corp.                                             13,210        384
Occidental Petroleum Corp.                                     12,630        363
Phillips Petroleum Co.                                         23,514      1,406
                                                                          ------
                                                                           7,643
                                                                          ------

MATERIALS AND PROCESSING - 5.2%
Air Products & Chemicals, Inc.                                  4,210        202
Albany International Corp. Class A                                910         23
Albemarle Corp.                                                 1,110         33
Alcan, Inc.                                                       100          4
Alcoa, Inc.                                                     6,700        228
Archer-Daniels-Midland Co.                                      1,588         21
Barrick Gold Corp.                                                850         17
Boise Cascade Corp.                                             2,400         81
Cabot Corp.                                                     2,520         75
Carpenter Technology                                              300          8
Catellus Development Corp. (a)                                  7,810        159
Dow Chemical Co./The                                           20,069        638
Du Pont (E.I.) de Nemours & Co.                                11,780        524
Dycom Industries, Inc. (a)                                        280          4
Engelhard Corp.                                                 7,200        219
Harsco Corp.                                                      470         20
International Paper Co.                                        13,700        568
Lafarge North America, Inc.                                     1,420         62
Longview Fibre Co.                                                540          5
Lubrizol Corp.                                                    770         27
MeadWestvaco Corp.                                                620         18
Nucor Corp.                                                       930         54
Packaging Corp. of America (a)                                  1,230         24
Pactiv Corp. (a)                                                3,720         77
Placer Dome, Inc.                                                 870         10
PPG Industries, Inc.                                            1,800         94
Praxair, Inc.                                                   8,890        508
Rayonier, Inc.                                                    490         29
Schulman (A.), Inc.                                               540         11
Security Capital Group, Inc. Class B (a)                          150          4
Shaw Group, Inc. (a)                                            1,900         58
Sherwin-Williams Co./The                                        9,960        306
Smurfit-Stone Container Corp. (a)                                 540          9
Sonoco Products Co.                                             2,220         64
Tyco International, Ltd.                                       26,117        482
United States Steel Corp.                                         220          4
Vulcan Materials Co.                                            1,170         54
Weyerhaeuser Co.                                               13,570        809
Worthington Industries                                          4,170         62
York International Corp.                                          160          6
                                                                          ------
                                                                           5,601
                                                                          ------

MISCELLANEOUS - 2.5%
Crane Co.                                                       1,020         28
Eaton Corp.                                                     3,550        300
Fortune Brands, Inc.                                            6,990        365
General Electric Co.                                            3,630        115

                                                           Equity Income Fund 33

EQUITY INCOME FUND

                                                      April 30, 2002 (Unaudited)

                                                                          MARKET
                                                                NUMBER     VALUE
                                                                  OF       (000)
                                                                SHARES       $
                                                                ------    ------
Georgia-Pacific Corp.                                           11,790       342
Honeywell International, Inc.                                   27,370     1,004
ITT Industries, Inc.                                             2,490       174
Johnson Controls, Inc.                                           3,840       331
Lancaster Colony Corp.                                             270        10
Textron, Inc.                                                      280        14
                                                                          ------
                                                                           2,683
                                                                          ------

OTHER ENERGY - 1.3%
Anadarko Petroleum Corp.                                           150         8
Apache Corp.                                                     1,488        87
EL Paso Corp.                                                   20,200       808
GlobalSantaFe Corp.                                                160         6
Helmerich & Payne, Inc.                                            640        26
Massey Energy Co.                                                  710        11
PNM Resources, Inc.                                              1,540        45
Sunoco, Inc.                                                     1,100        38
Williams Co.s, Inc.                                             18,010       344
                                                                          ------
                                                                           1,373
                                                                          ------

PRODUCER DURABLES - 6.8%
3M Co.                                                           7,110       894
Agilent Technologies, Inc. (a)                                   1,750        53
Allied Waste Industries, Inc. (a)                                  750         9
Andrew Corp. (a)                                                 4,310        72
Applied Materials, Inc. (a)                                      4,230       103
Boeing Co./The                                                   2,370       106
Caterpillar, Inc.                                                3,160       173
Centex Corp.                                                     7,800       439
Cooper Industries, Inc.                                            670        29
Deere & Co.                                                      6,400       286
Donaldson Co., Inc.                                              3,000       129
Dover Corp.                                                      2,170        81
Emerson Electric Co.                                             1,720        92
General Dynamics Corp.                                          12,320     1,196
Goodrich Corp.                                                   1,680        54
Grainger (W.W.), Inc.                                            6,070       340
Kennametal, Inc.                                                   510        20
Lockheed Martin Corp.                                            2,800       176
Northrop Grumman Corp.                                           7,200       869
Pall Corp.                                                       5,500       114
Pentair, Inc.                                                      930        45
Pitney Bowes, Inc.                                              23,550       991
Pulte Homes, Inc.                                                2,200       117
Rockwell Collins, Inc.                                           1,880        45
Stewart & Stevenson Services                                       380         7
Tektronix, Inc. (a)                                                900        20
United Technologies Corp.                                       10,710       752
Xerox Corp.                                                      8,100        72
                                                                          ------
                                                                           7,284
                                                                          ------

TECHNOLOGY - 6.4%
Advanced Micro Devices, Inc. (a)                                 7,200        80
Analog Devices, Inc. (a)                                         1,760        65
Autodesk, Inc.                                                   1,210        22
Avnet, Inc.                                                      3,860        99
AVX Corp.                                                        3,090        62
BMC Software, Inc. (a)                                             200         3
CommScope, Inc. (a)                                                830        13
Compaq Computer Corp.                                           12,160       123
Computer Associates International, Inc.                          6,310       117
Computer Sciences Corp. (a)                                     18,930       849
Compuware Corp. (a)                                              5,300        42
Electronic Data Systems Corp.                                   25,700     1,394
Electronics for Imaging (a)                                        330         6
Harris Corp.                                                     2,800       101
Hewlett-Packard Co.                                             42,380       725
Hughes Electronics Corp. (a)                                     1,100        16
Imation Corp. (a)                                                  130         4
Ingram Micro, Inc. (a)                                           3,840        57
International Business Machines Corp.                           14,000     1,173
Jabil Circuit, Inc. (a)                                            710        14
JDS Uniphase Corp. (a)                                             490         2
Keane, Inc. (a)                                                  1,040        16
Motorola, Inc.                                                  46,800       721
National Semiconductor Corp. (a)                                10,600       334
Oracle Corp. (a)                                                12,050       121
PanAmSat Corp. (a)                                                 270         6
Raytheon Co.                                                     8,470       358
Rockwell Automation, Inc.                                        7,970       171
Scientific-Atlanta, Inc.                                         3,540        71
Solectron Corp. (a)                                              7,330        54
Storage Technology Corp. (a)                                     2,200        45
Synopsys, Inc. (a)                                                 170         8
Texas Instruments, Inc.                                          1,880        58
                                                                          ------
                                                                           6,930
                                                                          ------

UTILITIES - 7.6%
Allegheny Energy, Inc.                                           1,420        60
Alltel Corp.                                                     1,270        63
Ameren Corp.                                                     4,900       205
American Electric Power Co., Inc.                                1,190        55
AT&T Corp.                                                      41,457       544
AT&T Wireless Services, Inc. (a)                                 5,943        53
BellSouth Corp.                                                 12,040       365
CenturyTel, Inc.                                                   980        27
Comcast Corp. (a)                                               10,810       289
Consolidated Edison, Inc.                                        6,880       300
Constellation Energy Group, Inc.                                 1,220        39
COX Communications, Inc. Class A (a)                             2,130        71
Dominion Resources, Inc.                                         1,168        78
DTE Energy Co.                                                   1,097        50

34 Equity Income Fund

EQUITY INCOME FUND

                                                      April 30, 2002 (Unaudited)

                                                                         MARKET
                                                              NUMBER     VALUE
                                                                OF       (000)
                                                              SHARES       $
                                                            ---------    -------
Duke Energy Corp.                                              13,910        533
Edison International (a)                                        2,190         40
Entergy Corp.                                                   1,790         83
Exelon Corp.                                                    2,977        162
FirstEnergy Corp.                                              17,370        578
FPL Group, Inc.                                                 1,950        124
KeySpan Corp.                                                   1,840         65
Kinder Morgan, Inc.                                             1,000         48
Mirant Corp. (a)                                                9,064        109
NSTAR                                                             240         11
PG&E Corp. (a)                                                  2,660         63
Pinnacle West Capital Corp.                                     3,390        149
Potomac Electric Power                                          2,590         59
PPL Corp.                                                       3,130        119
Progress Energy, Inc.                                             320         17
Public Service Enterprise Group, Inc.                           3,640        169
Qwest Communications International                              1,597          8
Reliant Energy, Inc.                                            5,540        141
Reliant Resources, Inc. NEW (a)                                   740         11
SBC Communications, Inc.                                       34,950      1,086
Sempra Energy                                                   5,190        133
Sprint Corp.-FON Group                                         18,760        297
Telephone & Data Systems, Inc.                                    120         10
TXU Corp.                                                       5,570        303
US Cellular Corp. (a)                                             260         10
Verizon Communications, Inc.                                   36,666      1,472
Western Resources, Inc.                                           720         13
Western Wireless Corp. Class A (a)                              2,380         15
WorldCom, Inc. - WorldCom Group (a)                            52,740        131
XCEL Energy, Inc.                                               1,575         40
                                                                         -------
                                                                           8,198
                                                                         -------
TOTAL COMMON STOCKS
(cost $96,366)                                                           103,427
                                                                         -------


                                                            PRINCIPAL    MARKET
                                                              AMOUNT      VALUE
                                                              (000)       (000)
                                                                $           $
                                                            ---------    -------
SHORT-TERM INVESTMENTS - 4.0%
Frank Russell Investment Company
  Money Market Fund (e)                                         3,836      3,836
United States Treasury Bill (c)(d)(e)
  1.795% due 06/20/02                                             500        499
                                                                         -------
TOTAL SHORT-TERM INVESTMENTS
(cost $ 4,335)                                                             4,335
                                                                         -------

TOTAL INVESTMENTS - 100.1%
(identified cost $100,701)                                               107,762

OTHER ASSETS AND LIABILITIES,
NET - (0.1)%                                                                (74)
                                                                         -------
NET ASSETS - 100.0%                                                      107,688
                                                                         =======


                                                                    UNREALIZED
                                                      NOTIONAL     APPRECIATION
                                                       AMOUNT     (DEPRECIATION)
                                                        (000)         (000)
FUTURES CONTRACTS                                         $             $
                                                      --------    --------------
LONG POSITIONS
S&P Barra Value Index
   expiration date 06/02                                 2,377             (152)

S&P 500 Index
   expiration date 06/02                                 2,154             (131)
                                                                  -------------
Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased                                                      (283)
                                                                  =============

  See accompanying notes which are an integral part of the financial statements.

                                                           Equity Income Fund 35

EQUITY INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2002 (Unaudited)

ASSETS
Investments at market (including securities on loan
  of $1,152), (identified cost $100,701) ..........................   $ 107,762
Receivables:
   Dividends and interest .........................................          79
   Investments sold ...............................................         412
   Fund shares sold ...............................................         228
   Daily variation margin on futures contracts ....................          55
Investment of securities lending collateral in money market
  funds, at cost and market value .................................       1,184
                                                                      ---------
      Total assets.................................................     109,720

LIABILITIES
Payables:
   Investments purchased ...............................  $     518
   Fund shares redeemed ................................        136
   Accrued fees to affiliates ..........................        146
   Other accrued expenses ..............................         48
Payable upon return of securities loaned................      1,184
                                                          ---------
      Total liabilities ...........................................       2,032
                                                                      ---------
NET ASSETS ........................................................   $ 107,688
                                                                      =========
NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income ......   $    (164)
Accumulated net realized gain (loss) ..............................      (5,488)
Unrealized appreciation (depreciation) on:
   Investments ....................................................       7,061
   Futures contracts ..............................................        (283)
Shares of beneficial interest .....................................          33
Additional paid-in capital ........................................     106,529
                                                                      ---------
NET ASSETS ........................................................   $ 107,688
                                                                      =========
NET ASSET VALUE, offering and redemption price per share:
   Class C ($1,579,755 divided by 48,258 shares of $.01 par value
     shares of beneficial interest outstanding) ...................   $   32.74
                                                                      =========
   Class E ($1,181,170 divided by 35,716 shares of $.01 par value
     shares of beneficial interest outstanding) ...................   $   33.07
                                                                      =========
   Class S ($104,926,643 divided by 3,190,637 shares of $.01 par
     value shares of beneficial interest outstanding) .............   $   32.89
                                                                      =========

See accompanying notes which are an integral part of the financial statements.

36 Equity Income Fund

EQUITY INCOME FUND

STATEMENT OF OPERATIONS

Amounts in thousands         For the Six Months Ended April 30, 2002 (Unaudited)

INVESTMENT INCOME
   Dividends ........................................................   $   947
   Dividends from Money Market Fund .................................        38
   Interest .........................................................         8
                                                                        -------
      Total investment income .......................................       993

EXPENSES
   Advisory fees ..........................................   $   408
   Administrative fees - Class S ..........................        27
   Custodian fees .........................................       102
   Distribution fees - Class C ............................         5
   Transfer agent fees ....................................       185
   Professional fees ......................................        18
   Registration fees ......................................        31
   Shareholder servicing fees - Class C ...................         2
   Shareholder servicing fees - Class E ...................         1
   Trustees' fees .........................................         6
   Miscellaneous ..........................................        22
                                                              -------
      Total expenses ................................................       807
                                                                        -------
Net investment income ...............................................       186
                                                                        -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments ............................................      (790)
   Futures contracts ......................................       356      (434)
                                                              -------
Net change in unrealized appreciation (depreciation) on:
   Investments ............................................     6,178
   Futures contracts ......................................      (271)    5,907
                                                              -------   -------
Net realized and unrealized gain (loss) .............................     5,473
                                                                        -------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ...............   $ 5,659
                                                                        =======

  See accompanying notes which are an integral part of the financial statements.

                                                           Equity Income Fund 37

EQUITY INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                                SIX MONTHS ENDED         FISCAL
                                                                                 APRIL 30, 2002        YEAR ENDED
                                                                                  (UNAUDITED)       OCTOBER 31, 2001
                                                                                ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income .....................................................  $            186    $            755
   Net realized gain (loss) ..................................................              (434)              1,351
   Net change in unrealized appreciation (depreciation).......................             5,907             (21,624)
                                                                                ----------------    ----------------
      Net increase (decrease) in net assets from operations...................             5,659             (19,518)
                                                                                ----------------    ----------------
DISTRIBUTIONS
   From net investment income
      Class E ................................................................                (3)                 (3)
      Class S ................................................................              (362)               (737)
                                                                                ----------------    ----------------
         Net decrease in net assets from distributions........................              (365)               (740)
                                                                                ----------------    ----------------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions..............            (7,000)            (22,535)
                                                                                ----------------    ----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS...................................            (1,706)            (42,793)

NET ASSETS
   Beginning of period .......................................................           109,394             152,187
                                                                                ----------------    ----------------
   End of period (including accumulated distributions in excess of net investment income of $164 and undistributed net investment income of
     $15, respectively).......................................................  $        107,688    $        109,394
                                                                                ================    ================

See accompanying notes which are an integral part of the financial statements.

38 Equity Income Fund

EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                              FISCAL YEARS ENDED
                                                                  OCTOBER 31,
                                                              ------------------
                                                      2002*     2001     2000**   1999***
                                                    --------  --------  --------  -------
NET ASSET VALUE, BEGINNING OF PERIOD .............. $  31.27  $  36.72  $  37.02  $ 40.38
                                                    --------  --------  --------  -------
INCOME FROM OPERATIONS
   Net investment income (loss)(a) ................     (.10)     (.15)     (.06)     .04
   Net realized and unrealized gain (loss) ........     1.57     (5.30)     (.03)     .66
                                                    --------  --------  --------  -------
      Total income from operations ................     1.47     (5.45)     (.09)     .70
                                                    --------  --------  --------  -------
DISTRIBUTIONS
   From net investment income .....................       --        --        --     (.17)
   From net realized gain .........................       --        --      (.19)   (3.89)
   Tax return of capital ..........................       --        --      (.02)      --
                                                    --------  --------  --------  -------
      Total distributions .........................       --        --      (.21)   (4.06)
                                                    --------  --------  --------  -------
NET ASSET VALUE, END OF PERIOD .................... $  32.74  $  31.27  $  36.72  $ 37.02
                                                    ========  ========  ========  =======
TOTAL RETURN (%)(b) ...............................     4.73    (14.84)     (.17)    2.03

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) .......    1,580     1,070     1,035      995

   Ratios to average net assets (%)(c):
      Operating expenses ..........................     2.39      2.36      2.31     2.10
      Net investment income (loss) ................     (.62)     (.44)     (.22)     .10

   Portfolio turnover rate (%) ....................    42.43    119.47     99.20   137.94

*    For the six months ended April 30, 2002 (Unaudited).
**   For the ten months ended October 31, 2000.
***  For the period January 27, 1999 (commencement of sale) to December 31,
     1999.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

                                                           Equity Income Fund 39

EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                         FISCAL YEARS ENDED
                                                             OCTOBER 31,             YEARS ENDED DECEMBER 31,
                                                         ------------------   -------------------------------------
                                                2002*      2001      2000**    1999      1998      1997     1996***
                                               -------   -------    -------   -------   -------   -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD........   $ 31.55   $ 36.89    $ 37.20   $ 41.45   $ 41.43   $ 40.22   $ 41.86
                                               -------   -------    -------   -------   -------   -------   -------
INCOME FROM OPERATIONS
   Net investment income (a)................       .02       .11        .15       .33       .37       .32       .10
   Net realized and unrealized gain (loss)..      1.57     (5.35)      (.02)     (.44)     4.49     12.20      2.39
                                               -------   -------    -------   -------   -------   -------   -------
      Total income from operations..........      1.59     (5.24)       .13      (.11)     4.86     12.52      2.49
                                               -------   -------    -------   -------   -------   -------   -------
DISTRIBUTIONS
   From net investment income...............      (.07)     (.10)      (.23)     (.25)     (.51)     (.07)     (.18)
   From net realized gain...................        --        --       (.19)    (3.89)    (4.33)   (11.24)    (3.95)
   Tax return of capital....................        --        --       (.02)       --        --        --        --
                                               -------   -------    -------   -------   -------   -------   -------
      Total distributions...................      (.07)     (.10)      (.44)    (4.14)    (4.84)   (11.31)    (4.13)
                                               -------   -------    -------   -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD .............   $ 33.07   $ 31.55    $ 36.89   $ 37.20   $ 41.45   $ 41.43   $ 40.22
                                               =======   =======    =======   =======   =======   =======   =======
TOTAL RETURN (%)(b) ........................      5.08    (14.22)       .46       .04     12.41     32.68      6.23

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands).     1,181       943      1,095     1,061       745       338       122

   Ratios to average net assets (%)(c):
      Operating expenses....................      1.67      1.61       1.56      1.35      1.42      1.74      1.77
      Net investment income.................       .12       .30        .53       .80       .90       .77      1.50

   Portfolio turnover rate (%)..............     42.43    119.47      99.20    137.94    149.63    139.33    106.40

*    For the six months ended April 30, 2002 (Unaudited).
**   For the ten months ended October 31, 2000.
***  For the period November 4, 1996 (commencement of sale) to December 31,
     1996.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

40 Equity Income Fund

EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                FISCAL YEARS ENDED
                                                                   OCTOBER 31,                  YEARS ENDED DECEMBER 31,
                                                               --------------------    --------------------------------------------
                                                     2002*       2001       2000**       1999        1998        1997        1996
                                                   --------    --------    --------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD ..........    $  31.38    $  36.68    $  36.92    $  41.26    $  41.08    $  40.22    $  38.43
                                                   --------    --------    --------    --------    --------    --------    --------
INCOME FROM OPERATIONS
   Net investment income (a) ..................         .06         .20         .23         .41         .55         .69         .82
   Net realized and unrealized gain (loss).....        1.56       (5.31)       (.03)       (.44)       4.49       12.11        7.03
                                                   --------    --------    --------    --------    --------    --------    --------
      Total income from operations ............        1.62       (5.11)        .20        (.03)       5.04       12.80        7.85
                                                   --------    --------    --------    --------    --------    --------    --------
DISTRIBUTIONS
   From net investment income .................        (.11)       (.19)       (.23)       (.42)       (.53)       (.70)       (.83)
   From net realized gain .....................          --          --        (.19)      (3.89)      (4.33)     (11.24)      (5.23)
   Tax return of capital ......................          --          --        (.02)         --          --          --          --
                                                   --------    --------    --------    --------    --------    --------    --------
      Total distributions .....................        (.11)       (.19)       (.44)      (4.31)      (4.86)     (11.94)      (6.06)
                                                   --------    --------    --------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD ................    $  32.89    $  31.38    $  36.68    $  36.92    $  41.26    $  41.08    $  40.22
                                                   ========    ========    ========    ========    ========    ========    ========
TOTAL RETURN (%)(b) ...........................        5.20      (13.97)        .66         .25       12.99       33.59       21.45

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)....     104,927     107,381     150,057     186,983     250,491     226,952     195,132

   Ratios to average net assets (%)(c):
      Operating expenses ......................        1.46        1.37        1.31        1.11        1.01        1.04        1.07
      Net investment income ...................         .35         .57         .79        1.03        1.30        1.51        2.03

   Portfolio turnover rate (%) ................       42.43      119.47       99.20      137.94      149.63      139.33      106.40

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                           Equity Income Fund 41

QUANTITATIVE EQUITY FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2002 (Unaudited)

                                                                          MARKET
                                                                NUMBER     VALUE
                                                                  OF       (000)
                                                                SHARES       $
                                                                ------    ------
COMMON STOCKS - 95.3%
AUTO AND TRANSPORTATION - 1.7%
Airborne, Inc.                                                  15,200       315
AMR Corp. (a)                                                    8,910       191
BorgWarner, Inc.                                                18,000     1,125
Burlington Northern Santa Fe Corp.                              77,550     2,132
Circuit City Stores, Inc. - Carmax Group (a)                     7,800       230
CSX Corp.                                                        7,400       268
Dana Corp.                                                      32,100       650
Delphi Corp.                                                   124,200     1,931
Delta Air Lines, Inc.                                           35,100       973
Expeditors International Washington, Inc.                       10,300       596
FedEx Corp. (a)                                                 13,200       682
Ford Motor Co.                                                 168,799     2,701
General Motors Corp.                                            92,300     5,921
Goodyear Tire & Rubber Co./The                                  50,500     1,124
Kansas City Southern (a)                                        13,950       223
Lear Corp. (a)                                                   8,220       423
Norfolk Southern Corp.                                           3,800        81
Skywest, Inc.                                                    9,722       223
Southwest Airlines Co.                                          34,220       623
Tidewater, Inc.                                                 12,300       535
TRW, Inc.                                                        4,080       225
Union Pacific Corp.                                             11,600       659
Visteon Corp.                                                   52,500       811
                                                                          ------
                                                                          22,642
                                                                          ------

CONSUMER DISCRETIONARY - 12.8%
Abercrombie & Fitch Co. Class A (a)                             44,300     1,329
AnnTaylor Stores Corp. (a)                                       6,500       283
AOL Time Warner, Inc. (a)                                      504,974     9,605
Autonation, Inc. (a)                                           288,900     4,622
Autozone, Inc. (a)                                              26,010     1,977
Banta Corp.                                                     10,680       402
Bed Bath & Beyond, Inc. (a)                                     10,800       401
Best Buy Co., Inc. (a)                                          12,700       944
Bob Evans Farms                                                  5,900       179
Callaway Golf Co.                                               34,600       609
Carnival Corp.                                                  34,600     1,153
CDW Computer Centers, Inc. (a)                                     920        50
Cendant Corp. (a)                                              198,000     3,562
Charter Communications, Inc. (a)                                64,100       525
Chico's FAS, Inc. (a)                                           22,050       796
Circuit City Stores, Inc. - Circuit City Group                 115,740     2,495
Clear Channel Communications, Inc. (a)                          39,900     1,873
Copart, Inc. (a)                                                   750        12
Darden Restaurants, Inc.                                        98,170     3,917
Dillard's, Inc. Class A                                         43,200     1,058
Eastman Kodak Co.                                               58,800     1,894
eBay, Inc. (a)                                                  16,700       887
Electronic Arts, Inc. (a)                                       14,000       827
Expedia, Inc. Class A (a)                                       11,440       925
Extended Stay America, Inc. (a)                                 12,400       207
Family Dollar Stores                                            48,200     1,668
Federated Department Stores (a)                                229,630     9,123
Foot Locker, Inc. (a)                                           12,500       197
Gannett Co., Inc.                                               30,900     2,265
Gap, Inc.                                                        1,150        16
Gemstar-TV Guide International, Inc. (a)                        58,500       524
Gillette Co./The                                                68,420     2,428
Gtech Holdings Corp. (a)                                         9,710       582
Harrah's Entertainment, Inc. (a)                                13,770       677
Hasbro, Inc.                                                    27,300       436
Home Depot, Inc.                                               417,641    19,366
JC Penney Co., Inc. Holding Co.                                 11,700       254
Jones Apparel Group, Inc. (a)                                   32,300     1,258
Kimberly-Clark Corp.                                            20,600     1,341
Kohls Corp. (a)                                                 71,500     5,270
Liberty Media Corp. Class A (a)                                151,370     1,620
Limited, Inc./The                                              194,950     3,735
Lowe's Co.s, Inc.                                               89,600     3,789
Marriott International, Inc. Class A                             6,900       303
Mattel, Inc.                                                    83,890     1,731
May Department Stores Co./The                                  100,410     3,482
McDonald's Corp.                                                65,400     1,857
Media General, Inc. Class A                                      4,000       274
Monsanto Co.                                                    18,050       556
MPS Group, Inc. (a)                                              5,450        49
Nike, Inc. Class B                                               3,400       181
Omnicom Group                                                   15,400     1,343
Park Place Entertainment Corp. (a)                              87,300     1,074
Pier 1 Imports, Inc.                                            42,200     1,011
RadioShack Corp.                                               105,680     3,297
Robert Half International, Inc. (a)                              3,080        81
Ruby Tuesday, Inc.                                              11,000       276
Sears Roebuck and Co.                                           35,700     1,883
ServiceMaster Co./The                                           27,797       389
Starwood Hotels & Resorts Worldwide, Inc.                       46,580     1,761
Target Corp.                                                   128,000     5,587
Tech Data Corp. (a)                                             87,300     4,133
THQ, Inc. (a)                                                    5,249       184
Ticketmaster Class B (a)                                        17,870       420
Tiffany & Co.                                                   13,000       517
TJX Co.s, Inc.                                                  59,200     2,580
Toys R US, Inc. (a)                                             28,900       499
Tribune Co.                                                     28,100     1,241
Tricon Global Restaurants, Inc. (a)                              6,100       385
VF Corp.                                                         5,580       244
Viacom, Inc. Class B (a)                                       248,265    11,693

42 Quantitative Equity Fund

QUANTITATIVE EQUITY FUND

                                                      April 30, 2002 (Unaudited)

                                                                         MARKET
                                                              NUMBER      VALUE
                                                                OF        (000)
                                                              SHARES        $
                                                             -------    --------
Wal-Mart Stores, Inc.                                        268,116      14,977
Wallace Computer Services, Inc.                                5,620         122
Walt Disney Co.                                              301,910       6,998
Waste Management, Inc.                                        70,200       1,849
Whirlpool Corp.                                               20,310       1,522
Williams-Sonoma, Inc. (a)                                     19,100       1,100
                                                                        --------
                                                                         168,680
                                                                        --------

CONSUMER STAPLES - 8.0%
Albertson's, Inc.                                             85,000       2,851
Anheuser-Busch Co.s, Inc.                                     36,950       1,958
Clorox Co.                                                    32,710       1,447
Coca-Cola Co./The                                            201,100      11,163
Colgate-Palmolive Co.                                         95,790       5,078
Conagra Foods, Inc.                                          160,233       3,926
Coors (Adolph) Class B                                        10,640         711
CVS Corp.                                                      4,500         151
Dial Corp./The                                                33,800         709
General Mills, Inc.                                           52,200       2,299
Hershey Foods Corp.                                           39,660       2,697
HJ Heinz Co.                                                  40,400       1,696
Hormel Foods Corp.                                             7,420         183
Interstate Bakeries                                           27,670         683
Kellogg Co.                                                      700          25
Kraft Foods, Inc. Class A                                     53,400       2,192
McCormick & Co., Inc.                                         68,400       1,754
Pepsi Bottling Group, Inc.                                    62,800       1,799
PepsiAmericas, Inc.                                            7,406         113
PepsiCo, Inc.                                                214,704      11,143
Philip Morris Co.s, Inc.                                     282,450      15,374
Procter & Gamble Co.                                         277,280      25,027
RJ Reynolds Tobacco Holdings, Inc.                            36,790       2,546
Ruddick Corp.                                                  4,980          85
Safeway, Inc. (a)                                             19,300         810
Sara Lee Corp.                                                60,500       1,281
Supervalu, Inc.                                              127,630       3,829
Sysco Corp.                                                   27,300         792
Unilever NV                                                   38,800       2,510
Walgreen Co.                                                     400          15
                                                                        --------
                                                                         104,847
                                                                        --------

FINANCIAL SERVICES - 19.9%
ACE, Ltd.                                                      2,650         115
Allied Capital Corp.                                           3,210          84
Allstate Corp./The                                            66,050       2,625
AMBAC Financial Group, Inc.                                   27,700       1,741
American International Group                                 342,942      23,704
AmeriCredit Corp. (a)                                         10,400         404
AmSouth Bancorp                                               63,765       1,448
Annaly Mortgage Management, Inc.                              55,100       1,003
Apartment Investment & Management Co. Class A (b)             19,330         949
Arden Realty, Inc. (b)                                           600          17
Bank of America Corp.                                        300,727      21,797
Bank One Corp.                                                47,200       1,929
Banknorth Group, Inc.                                          4,100         108
BB&T Corp.                                                    15,520         591
Bear Stearns Co.s, Inc.                                       56,385       3,492
Boston Properties, Inc. (b)                                    3,400         133
Capital One Financial Corp.                                   52,500       3,144
CarrAmerica Realty Corp. (b)                                   4,990         160
Charles Schwab Corp./The                                     154,300       1,757
Cigna Corp.                                                   51,360       5,598
Cincinnati Financial Corp.                                    13,400         628
Citigroup, Inc.                                              821,341      35,564
Compass Bancshares, Inc.                                       6,100         218
Countrywide Credit Ind, Inc.                                 168,600       7,875
Deluxe Corp.                                                  64,720       2,840
DST Systems, Inc. (a)                                         25,950       1,282
Duke Realty Corp. (b)                                          3,520          93
E*trade Group, Inc. (a)                                      117,200         884
Equity Office Properties Trust (b)                            10,820         310
Everest Re Group, Ltd.                                           600          41
Fannie Mae                                                   198,630      15,678
Federated Investors, Inc. Class B                             17,700         567
Fidelity National Financial, Inc.                              7,630         235
First Data Corp.                                              91,670       7,287
First Tennessee National Corp.                                92,000       3,557
Fiserv, Inc. (a)                                              17,190         764
FleetBoston Financial Corp.                                   89,930       3,175
Freddie Mac                                                  183,242      11,975
General Growth Properties, Inc. (b)                            6,000         274
Golden State Bancorp, Inc.                                    11,300         373
Goldman Sachs Group, Inc.                                     22,400       1,764
Greenpoint Financial Corp.                                    29,190       1,443
H&R Block, Inc.                                               31,700       1,272
Hartford Financial Services Group, Inc.                          710          49
Hibernia Corp. Class A                                         5,300         106
Hospitality Properties Trust (b)                               4,500         153
Household International, Inc.                                 53,460       3,116
IndyMac Bancorp, Inc. (a)                                      7,100         179
iStar Financial, Inc. (b)                                      2,920          91
Jefferson-Pilot Corp.                                         17,600         881
John Hancock Financial Services, Inc.                         26,110       1,008
JP Morgan Chase & Co.                                        160,198       5,623
Keycorp                                                       36,100       1,015
Lehman Brothers Holdings, Inc.                                38,070       2,246
Lincoln National Corp.                                        21,800       1,044
Loews Corp.                                                   13,240         794
MBIA, Inc.                                                    23,800       1,284
MBNA Corp.                                                   121,938       4,323
Merrill Lynch & Co., Inc.                                     80,800       3,389
Metlife, Inc.                                                 66,100       2,257

                                                     Quantitative Equity Fund 43

QUANTITATIVE EQUITY FUND

                                                      April 30, 2002 (Unaudited)

                                                                         MARKET
                                                             NUMBER       VALUE
                                                               OF         (000)
                                                             SHARES         $
                                                             -------    --------
Metris Co.s, Inc.                                             18,700         244
Moody's Corp.                                                128,392       5,595
Morgan Stanley Dean Witter & Co.                             231,416      11,043
National City Corp.                                           59,900       1,869
New York Community Bancorp, Inc.                              33,900       1,005
North Fork BanCorp., Inc.                                     12,000         463
Old Republic International Corp.                              23,940         796
PMI Group, Inc. (The)                                         16,600       1,347
PNC Financial Services Group, Inc.                            66,255       3,654
Progressive Corp./The                                         71,700       4,123
Prologis Trust (b)                                             8,600         191
Protective Life Corp.                                         40,100       1,278
Prudential Financial, Inc. NEW (a)                             7,000         225
Radian Group, Inc.                                             1,050          54
Regions Financial Corp.                                          200           7
Rouse Co./The (b)                                              4,000         129
Simon Property Group, Inc. (b)                                 1,310          44
SouthTrust Corp.                                             142,790       3,810
Sungard Data Systems, Inc. (a)                                47,710       1,420
SunTrust Banks, Inc.                                          59,000       4,011
T Rowe Price Group, Inc.                                       2,600          91
TCF Financial Corp.                                            1,600          83
Torchmark Corp.                                               21,500         879
Union Planters Corp.                                           2,190         110
UnumProvident Corp.                                            8,540         241
US Bancorp                                                   533,002      12,632
Wachovia Corp.                                                91,280       3,472
Washington Mutual, Inc.                                      154,355       5,824
Wells Fargo & Co.                                                870          45
                                                                        --------
                                                                         261,141
                                                                        --------

HEALTH CARE - 15.3%
Abbott Laboratories                                          144,400       7,790
Allergan, Inc.                                                27,900       1,839
AmerisourceBergen Corp.                                       10,249         794
Amgen, Inc. (a)                                               48,700       2,575
Apria Healthcare Group, Inc. (a)                               8,340         217
Bard (C.R.), Inc.                                             24,090       1,324
Barr Laboratories, Inc. (a)                                   35,232       2,348
Baxter International, Inc.                                    47,100       2,680
Becton Dickinson & Co.                                        97,163       3,612
Biomet, Inc.                                                   2,300          65
Boston Scientific Corp. (a)                                  310,260       7,732
Bristol-Myers Squibb Co.                                     165,841       4,776
Cardinal Health, Inc.                                         59,064       4,090
Caremark Rx, Inc. (a)                                         26,900         578
Cerner Corp. (a)                                              16,600         882
Charles River Laboratories International, Inc. (a)            11,500         344
DaVita, Inc. (a)                                              16,970         440
Dentsply International, Inc.                                  12,500         496
Diagnostic Products Corp.                                      8,900         427
Eli Lilly & Co.                                              104,660       6,913
Express Scripts, Inc. (a)                                     16,800       1,062
Forest Laboratories, Inc. (a)                                 85,700       6,611
Gilead Sciences, Inc. (a)                                     15,600         485
Guidant Corp. (a)                                             29,700       1,117
HCA, Inc.                                                     25,500       1,219
Health Net, Inc. (a)                                          26,040         772
Human Genome Sciences, Inc. (a)                               45,400         715
Humana, Inc. (a)                                              20,100         329
ICOS Corp. (a)                                                52,169       1,344
ImClone Systems (a)                                            7,880         127
Immunex Corp. (a)                                             11,400         309
Isis Pharmaceuticals, Inc. (a)                                14,800         187
IVAX Corp. (a)                                                31,399         371
Johnson & Johnson                                            401,660      25,650
King Pharmaceuticals, Inc. (a)                                66,070       2,071
Laboratory Corp. Of America Holdings (a)                       6,200         615
McKesson Corp.                                                25,800       1,042
Medimmune, Inc. (a)                                          133,617       4,463
Medtronic, Inc.                                               82,800       3,700
Merck & Co., Inc.                                            198,383      10,780
Oxford Health Plans (a)                                       72,120       3,329
Perrigo Co. (a)                                               19,600         245
Pfizer, Inc.                                               1,009,071      36,680
Pharmaceutical Product Development, Inc. (a)                  33,320         839
Pharmacia Corp.                                              223,505       9,215
Schering-Plough Corp.                                        102,700       2,804
St. Jude Medical, Inc. (a)                                    18,600       1,548
Steris Corp. (a)                                              21,140         468
Stryker Corp.                                                  7,200         385
Tenet Healthcare Corp. (a)                                   111,500       8,181
Triad Hospitals, Inc. (a)                                     16,300         685
UnitedHealth Group, Inc.                                     122,318      10,741
Universal Health Services, Inc. Class B (a)                   18,800         875
Vertex Pharmaceuticals, Inc. (a)                              14,700         313
Wellpoint Health Networks (a)                                  1,900         143
Wyeth                                                        189,500      10,802
                                                                        --------
                                                                         200,144
                                                                        --------

INTEGRATED OILS - 4.7%
Amerada Hess Corp.                                            57,270       4,403
ChevronTexaco Corp.                                           71,500       6,200
Conoco, Inc.                                                  42,699       1,198
Exxon Mobil Corp.                                            632,580      25,411
Kerr-McGee Corp.                                              81,430       4,870
Marathon Oil Corp.                                           284,858       8,278
Occidental Petroleum Corp.                                   343,920       9,888
Phillips Petroleum Co.                                        15,180         908
Royal Dutch Petroleum Co.                                     13,670         714
                                                                        --------
                                                                          61,870
                                                                        --------

44 Quantitative Equity Fund

QUANTITATIVE EQUITY FUND

                                                      April 30, 2002 (Unaudited)

                                                                          MARKET
                                                              NUMBER      VALUE
                                                                OF        (000)
                                                              SHARES        $
                                                             --------    -------
MATERIALS AND PROCESSING - 2.1%
Air Products & Chemicals, Inc.                                20,800         999
Albany International Corp. Class A                            11,408         287
Alcan, Inc.                                                   20,700         758
Alcoa, Inc.                                                   48,400       1,647
Archer-Daniels-Midland Co.                                   162,451       2,156
Ashland, Inc.                                                  8,800         359
Boise Cascade Corp.                                            1,340          45
Catellus Development Corp. (a)                                57,030       1,163
Dow Chemical Co./The                                          52,600       1,673
Dycom Industries, Inc. (a)                                     3,560          54
Eastman Chemical Co.                                           3,700         163
Ecolab, Inc.                                                  31,500       1,383
Inco, Ltd. (a)                                                 4,500          90
Lubrizol Corp.                                                 8,720         301
Lyondell Chemical Co.                                          7,100         105
Packaging Corp. of America (a)                                10,860         214
Pactiv Corp. (a)                                              12,740         263
PPG Industries, Inc.                                          20,700       1,083
Praxair, Inc.                                                 33,220       1,897
Precision Castparts Corp.                                     16,600         587
Rayonier, Inc.                                                 7,590         445
Sealed Air Corp. (a)                                          24,800       1,108
Sherwin-Williams Co./The                                     115,770       3,558
Sonoco Products Co.                                           17,330         501
Temple-Inland, Inc.                                           13,800         731
Tyco International, Ltd.                                     266,561       4,918
Weyerhaeuser Co.                                              16,315         973
Worthington Industries                                        15,260         226
                                                                        --------
                                                                          27,687
                                                                        --------

MISCELLANEOUS - 4.4%
Eaton Corp.                                                   18,490       1,564
Fortune Brands, Inc.                                          46,340       2,422
General Electric Co.                                       1,383,160      43,639
Georgia-Pacific Corp.                                         73,550       2,131
Honeywell International, Inc.                                 82,550       3,028
ITT Industries, Inc.                                           8,360         584
Johnson Controls, Inc.                                        48,920       4,219
                                                                        --------
                                                                          57,587
                                                                        --------

OTHER ENERGY - 1.1%
Anadarko Petroleum Corp.                                      13,700         737
Aquila, Inc.                                                  14,400         231
Baker Hughes, Inc.                                             1,900          72
Burlington Resources, Inc.                                    21,000         933
Cooper Cameron Corp. (a)                                      25,800       1,415
Devon Energy Corp.                                            32,000       1,578
Diamond Offshore Drilling                                     25,700         800
Dynegy, Inc. Class A                                         111,100       2,000
EL Paso Corp.                                                 58,600       2,344
Halliburton Co.                                               17,250         293
Massey Energy Co.                                             22,290         333
Noble Drilling Corp. (a)                                      26,390       1,144
PNM Resources, Inc.                                           10,160         295
Transocean, Inc.                                               9,400         334
Valero Energy Corp.                                           10,200         440
Williams Co.s, Inc.                                           60,600       1,157
                                                                        --------
                                                                          14,106
                                                                        --------
PRODUCER DURABLES - 4.4%
3M Co.                                                        43,230       5,438
Agilent Technologies, Inc. (a)                                15,890         477
American Tower Corp. Class A (a)                              40,800         204
Andrew Corp. (a)                                              60,250       1,000
Applied Materials, Inc. (a)                                  439,910      10,699
Axcelis Technologies, Inc. (a)                                22,200         320
Boeing Co./The                                                69,160       3,085
Caterpillar, Inc.                                              7,810         427
Centex Corp.                                                  22,300       1,255
Cooper Industries, Inc.                                        8,800         385
Dover Corp.                                                    3,960         148
DR Horton, Inc.                                              111,320       2,872
Emerson Electric Co.                                           6,500         347
General Dynamics Corp.                                         2,350         228
Goodrich Corp.                                                 8,570         274
Grainger (W.W.), Inc.                                        119,605       6,706
Ingersoll-Rand Co. Class A                                    26,800       1,339
KB Home                                                       19,200         957
Kla-Tencor Corp. (a)                                          40,900       2,412
Lam Research Corp. (a)                                        50,100       1,286
Lockheed Martin Corp.                                         10,300         648
NVR, Inc. (a)                                                  3,000       1,109
Pitney Bowes, Inc.                                           135,804       5,717
Pulte Homes, Inc.                                             14,100         750
Rockwell Collins, Inc.                                         1,800          43
Tektronix, Inc. (a)                                            9,220         203
Teradyne, Inc. (a)                                               400          13
Toll Brothers, Inc. (a)                                       49,600       1,476
United Technologies Corp.                                    103,700       7,277
Xerox Corp.                                                  108,300         958
                                                                        --------
                                                                          58,053
                                                                        --------

TECHNOLOGY - 14.5%
Activision, Inc. (a)                                          25,300         796
Adobe Systems, Inc.                                           13,100         523
Advanced Micro Devices, Inc. (a)                             145,900       1,631
Affiliated Computer Services, Inc. Class A (a)                23,500       1,271
Agere Systems, Inc. Class A NEW (a)                          232,100         984
Altera Corp. (a)                                              40,100         824
Analog Devices, Inc. (a)                                     126,050       4,659

                                                     Quantitative Equity Fund 45

QUANTITATIVE EQUITY FUND

                                                      April 30, 2002 (Unaudited)

                                                                          MARKET
                                                             NUMBER       VALUE
                                                               OF         (000)
                                                             SHARES         $
                                                            ---------    -------
Applera Corp. - Applied Biosystems Group                       39,500        676
Autodesk, Inc.                                                 31,720        583
Automatic Data Processing                                      78,100      3,971
Avnet, Inc.                                                    75,860      1,944
AVX Corp.                                                      10,920        218
BEA Systems, Inc. (a)                                          19,000        204
BMC Software, Inc. (a)                                         76,710      1,109
Brocade Communications Systems, Inc. (a)                       19,900        509
Cisco Systems, Inc. (a)                                     1,005,394     14,729
Citrix Systems, Inc. (a)                                        4,700         55
CommScope, Inc. (a)                                            20,060        319
Compaq Computer Corp.                                         346,330      3,515
Computer Associates International, Inc.                       134,780      2,507
Computer Sciences Corp. (a)                                    13,390        601
Compuware Corp. (a)                                           112,410        881
Corning, Inc.                                                     200          1
Dell Computer Corp. (a)                                       202,071      5,323
Electronic Data Systems Corp.                                  66,651      3,616
EMC Corp. (a)                                                 298,526      2,729
Fairchild Semiconductor International, Inc. Class A (a)        29,500        795
Hewlett-Packard Co.                                           280,061      4,789
Hughes Electronics Corp. (a)                                   64,900        972
Imation Corp. (a)                                               3,430        103
Ingram Micro, Inc. (a)                                         97,230      1,445
Intel Corp.                                                 1,014,450     29,023
International Business Machines Corp.                         189,159     15,844
Jabil Circuit, Inc. (a)                                        41,560        848
Keane, Inc. (a)                                                 2,810         44
Kemet Corp. (a)                                                42,900        831
KPMG Consulting, Inc. NEW (a)                                  11,700        205
Lattice Semiconductor Corp. (a)                                 7,500         89
Linear Technology Corp.                                        22,400        870
Lucent Technologies, Inc.                                     323,600      1,489
Manugistics Group, Inc. (a)                                    14,300        225
Maxim Integrated Products (a)                                  12,476        621
Mercury Interactive Corp. (a)                                  11,200        417
Micron Technology, Inc. (a)                                    50,800      1,204
Microsoft Corp. (a)                                           590,259     30,847
Motorola, Inc.                                                312,800      4,817
NCR Corp. (a)                                                  47,600      1,850
Network Associates, Inc. (a)                                   14,100        250
Nvidia Corp. (a)                                               10,000        348
Oracle Corp. (a)                                              950,004      9,538
PanAmSat Corp. (a)                                             59,900      1,407
Peoplesoft, Inc. (a)                                           22,500        521
Qualcomm, Inc. (a)                                              1,400         42
Raytheon Co.                                                   43,100      1,823
Rockwell Automation, Inc.                                     149,350      3,207
Sabre Holdings Corp. (a)                                       25,500      1,186
Sanmina-SCI Corp. (a)                                          61,000        634
Scientific-Atlanta, Inc.                                      101,376      2,028
Siebel Systems, Inc. (a)                                       22,700        549
Silicon Storage Technology, Inc. (a)                           35,900        356
Solectron Corp. (a)                                           206,590      1,508
Storage Technology Corp. (a)                                   43,520        896
Sun Microsystems, Inc. (a)                                    157,500      1,288
Sybase, Inc. (a)                                               60,300        848
SYKES Enterprises, Inc. (a)                                     8,740         90
Symantec Corp. (a)                                             25,800        914
Synopsys, Inc. (a)                                              9,750        440
Texas Instruments, Inc.                                       220,620      6,824
TIBCO Software, Inc. (a)                                       14,300        120
Unisys Corp. (a)                                               15,800        213
Utstarcom, Inc. (a)                                            51,100      1,252
VeriSign, Inc. (a)                                             21,100        195
Veritas Software Corp. (a)                                     20,771        589
Xilinx, Inc. (a)                                               54,700      2,065
                                                                         -------
                                                                         190,637
                                                                         -------

UTILITIES - 6.4%
Allegheny Energy, Inc.                                          5,840        245
Alltel Corp.                                                   70,200      3,475
AT&T Corp.                                                    111,500      1,463
AT&T Wireless Services, Inc. (a)                              348,230      3,117
BellSouth Corp.                                               162,100      4,920
CenturyTel, Inc.                                                4,160        115
Cinergy Corp.                                                  20,700        735
CMS Energy Corp.                                               15,700        304
Comcast Corp. (a)                                             214,654      5,742
Constellation Energy Group, Inc.                                1,000         32
COX Communications, Inc. Class A (a)                          126,240      4,215
Dominion Resources, Inc.                                       19,860      1,319
DTE Energy Co.                                                 22,800      1,034
Duke Energy Corp.                                              29,300      1,123
Entergy Corp.                                                  63,400      2,942
Exelon Corp.                                                    5,880        319
FirstEnergy Corp.                                             114,690      3,819
FPL Group, Inc.                                                 1,960        124
Mirant Corp. (a)                                               16,420        198
PG&E Corp. (a)                                                 92,760      2,180
Pinnacle West Capital Corp.                                    41,630      1,824
Potomac Electric Power                                          2,300         53
PPL Corp.                                                      14,570        555
Progress Energy, Inc.                                          22,800      1,183
Public Service Enterprise Group, Inc.                          70,400      3,263
Qwest Communications International                             44,300        223
Reliant Energy, Inc.                                           69,880      1,774
Reliant Resources, Inc. NEW (a)                                29,000        447
SBC Communications, Inc.                                      253,491      7,873
SCANA Corp.                                                    40,000      1,278

46 Quantitative Equity Fund

QUANTITATIVE EQUITY FUND

                                                     April 30, 2002 (Unaudited)

                                                                      MARKET
                                                      NUMBER          VALUE
                                                        OF            (000)
                                                      SHARES            $
                                                     ---------    -------------
Sempra Energy                                          127,700            3,265
Sprint Corp.-FON Group                                 574,350            9,103
Sprint Corp.-PCS Group (a)                             122,500            1,373
TECO Energy, Inc.                                        3,100               86
US Cellular Corp. (a)                                      800               32
Verizon Communications, Inc.                           308,571           12,377
Western Wireless Corp. Class A (a)                       6,050               38
Wisconsin Energy Corp.                                  14,100              367
WorldCom, Inc. - WorldCom Group (a)                    555,620            1,377
XCEL Energy, Inc.                                        6,300              160
                                                                  -------------
                                                                         84,072
                                                                  -------------
TOTAL COMMON STOCKS
(cost $1,152,317)                                                     1,251,466
                                                                  -------------

                                                     PRINCIPAL
                                                      AMOUNT
                                                       (000)
                                                         $
                                                     ---------
SHORT-TERM INVESTMENTS - 4.3%
Frank Russell Investment Company
  Money Market Fund (e)                                 50,977           50,977
United States Treasury Bill (c)(d)(e)
      1.795% due 06/20/02                                5,000            4,988
                                                                  -------------
TOTAL SHORT-TERM INVESTMENTS
(cost $55,965)                                                           55,965
                                                                  -------------
TOTAL INVESTMENTS - 99.6%
(identified cost $1,208,282)                                          1,307,431

OTHER ASSETS AND LIABILITIES,
NET - 0.4%                                                                5,980
                                                                  -------------
NET ASSETS - 100.0%                                                   1,313,411
                                                                  =============

                                                                    UNREALIZED
                                                     NOTIONAL      APPRECIATION
                                                      AMOUNT      (DEPRECIATION)
                                                       (000)          (000)
                                                        $               $
                                                     ---------    -------------
FUTURES CONTRACTS
LONG POSITIONS
S&P 400 Midcap Index expiration date 06/02              28,020              (46)
S&P 500 Index expiration date 06/02                     30,162           (1,320)
                                                                  -------------
Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased                                                   (1,366)
                                                                  =============

 See accompanying notes which are an integral part of the financial statements.

                                                    Quantitative Equity Fund 47

QUANTITATIVE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)      April 30, 2002 (Unaudited)

ASSETS
Investments at market (including securities on loan
  of $35,046), (identified cost $1,208,282) ....................... $ 1,307,431
Cash ..............................................................         635
Receivables:
   Dividends ......................................................         837
   Investments sold ...............................................      12,303
   Fund shares sold ...............................................       4,983
   From Advisor ...................................................           3
   Daily variation margin on futures contracts ....................         779
Investment of securities lending collateral in money
  market funds, at cost and market value ..........................      36,476
                                                                    -----------
      Total assets ................................................   1,363,447

LIABILITIES
Payables:
   Investments purchased ................................. $ 11,027
   Fund shares redeemed ..................................    1,279
   Accrued fees to affiliates ............................    1,151
   Other accrued expenses ................................      103
Payable upon return of securities loaned .................   36,476
                                                           --------
      Total liabilities ...........................................      50,036
                                                                    -----------
NET ASSETS ........................................................ $ 1,313,411
                                                                    ===========
NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income ...... $      (544)
Accumulated net realized gain (loss) ..............................     (50,800)
Unrealized appreciation (depreciation) on:
   Investments ....................................................      99,149
   Futures contracts ..............................................      (1,366)
Shares of beneficial interest .....................................         398
Additional paid-in capital ........................................   1,266,574
                                                                    -----------
NET ASSETS ........................................................ $ 1,313,411
                                                                    ===========
NET ASSET VALUE, offering and redemption price per
  share:
   Class C ($27,253,660 divided by 839,855 shares
     of $.01 par value shares of beneficial interest
     outstanding) ................................................. $     32.45
                                                                    ===========
   Class E ($25,082,484 divided by 762,290 shares
     of $.01 par value shares of beneficial interest
     outstanding) ................................................. $     32.90
                                                                    ===========
   Class S ($1,261,075,160 divided by 38,233,342
     shares of $.01 par value shares of beneficial
     interest outstanding) ........................................ $     32.98
                                                                    ===========

See accompanying notes which are an integral part of the financial statements.

48 Quantitative Equity Fund

QUANTITATIVE EQUITY FUND

STATEMENT OF OPERATIONS

Amounts in thousands         For the Six Months Ended April 30, 2002 (Unaudited)

INVESTMENT INCOME
   Dividends .................................................................    $  8,325
   Dividends from Money Market Fund ..........................................         402
   Interest ..................................................................          48
   Securities Lending Income .................................................          62
                                                                                  --------
      Total investment income ................................................       8,837

EXPENSES
   Advisory fees ...................................................  $  4,816
   Administrative fees - Class C ...................................         7
   Administrative fees - Class E ...................................         8
   Administrative fees - Class S ...................................       384
   Custodian fees ..................................................       297
   Distribution fees - Class C .....................................        91
   Transfer agent fees .............................................       859
   Professional fees ...............................................        45
   Registration fees ...............................................        93
   Shareholder servicing fees - Class C ............................        30
   Shareholder servicing fees - Class E ............................        32
   Trustees' fees ..................................................        12
   Miscellaneous ...................................................        56
                                                                      --------
   Expenses before reductions ......................................     6,730
   Expense reductions ..............................................        (1)
                                                                      --------
      Expenses, net ..........................................................       6,729
                                                                                  --------
Net investment income ........................................................       2,108
                                                                                  --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments .....................................................   (24,266)
   Futures contracts ...............................................     4,548     (19,718)
                                                                      --------
Net change in unrealized appreciation (depreciation) on:
   Investments .....................................................    44,459
   Futures contracts ...............................................       854      45,313
                                                                      --------    --------
Net realized and unrealized gain (loss) ......................................      25,595
                                                                                  --------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ........................    $ 27,703
                                                                                  ========

  See accompanying notes which are an integral part of the financial statements.

                                                     Quantitative Equity Fund 49

QUANTITATIVE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                             SIX MONTHS ENDED       FISCAL
                                                                              APRIL 30, 2002      YEAR ENDED
                                                                                (UNAUDITED)    OCTOBER 31, 2001
                                                                             ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income ..................................................     $     2,108       $     5,807
   Net realized gain (loss) ...............................................         (19,718)         (127,706)
   Net change in unrealized appreciation (depreciation) ...................          45,313          (265,408)
                                                                                -----------       -----------
      Net increase (decrease) in net assets from operation ................          27,703          (387,307)
                                                                                -----------       -----------
DISTRIBUTIONS
   From net investment income
      Class E .............................................................             (60)              (36)
      Class S .............................................................          (4,647)           (5,720)
   From net realized gain
      Class C .............................................................              --              (655)
      Class E .............................................................              --              (495)

      Class S .............................................................              --           (46,194)
                                                                                -----------       -----------
         Net decrease in net assets from distributions ....................          (4,707)          (53,100)
                                                                                -----------       -----------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions ..........          45,938            92,101
                                                                                -----------       -----------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS ...............................          68,934          (348,306)

NET ASSETS
   Beginning of period ....................................................       1,244,477         1,592,783
                                                                                -----------       -----------
   End of period (including accumulated distributions in excess of net investment income of $544 and undistributed net investment income
     of $2,055, respectively) .............................................     $ 1,313,411       $ 1,244,477
                                                                                ===========       ===========

Accompanying notes which are an integral part of the financial statements.

50 Quantitative Equity Fund

QUANTITATIVE EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                        FISCAL YEARS ENDED
                                                                           OCTOBER 31,
                                                                       --------------------
                                                             2002*        2001      2000**    1999***
                                                           ---------   ---------  ---------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD ..................    $   31.88   $   43.88  $   44.94  $   43.02
                                                           ---------   ---------  ---------  ---------
INCOME FROM OPERATIONS
   Net investment income (loss)(a) ....................         (.11)       (.21)      (.22)      (.20)
   Net realized and unrealized gain (loss) ............          .68      (10.47)       .07       8.00
                                                           ---------   ---------  ---------  ---------
      Total income from operations ....................          .57      (10.68)      (.15)      7.80
                                                           ---------   ---------  ---------  ---------
DISTRIBUTIONS
   From net investment income .........................           --          --         --       (.04)
   From net realized gain .............................           --       (1.32)      (.91)     (5.84)
                                                           ---------   ---------  ---------  ---------
      Total distributions .............................           --       (1.32)      (.91)     (5.88)
                                                           ---------   ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD ........................    $   32.45   $   31.88  $   43.88  $   44.94
                                                           =========   =========  =========  =========
TOTAL RETURN (%)(b) ...................................         1.79      (24.87)      (.16)     18.89

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ...........       27,254      20,530     20,935     13,613

   Ratios to average net assets (%)(c):
      Operating expenses ..............................         1.98        1.98       1.92       1.93
      Net investment income (loss) ....................         (.66)       (.57)      (.60)      (.47)

   Portfolio turnover rate (%) ........................        35.46       85.00      59.25      89.52

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period January 27, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                     Quantitative Equity Fund 51

QUANTITATIVE EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                FISCAL YEARS ENDED
                                                                    OCTOBER 31,                  YEARS ENDED DECEMBER 31,
                                                               ---------------------    -----------------------------------------
                                                    2002*        2001        2000**       1999       1998        1997     1996***
                                                  --------     --------     --------    --------    -------    --------   -------
NET ASSET VALUE, BEGINNING OF PERIOD..........    $  32.28     $  44.17     $  45.19    $  42.50    $ 36.80    $  33.05   $ 33.81
                                                  --------     --------     --------    --------    -------    --------   -------
INCOME FROM OPERATIONS
   Net investment income (a)..................         .02          .07          .06         .13        .12         .14       .05
   Net realized and unrealized gain (loss)....         .68       (10.57)        (.08)       8.50       8.54        9.95      1.87
                                                  --------    ---------     --------    --------    -------    --------   -------
      Total income from operations............         .70       (10.50)        (.02)       8.63       8.66       10.09      1.92
                                                  --------    ---------     --------    --------    -------    --------   -------
DISTRIBUTIONS
   From net investment income.................        (.08)        (.07)        (.09)       (.10)      (.16)       (.07)     (.08)
   From net realized gain.....................          --        (1.32)        (.91)      (5.84)     (2.80)      (6.27)    (2.60)
                                                  --------     --------     --------    --------    -------    --------   -------
      Total distributions.....................        (.08)       (1.39)       (1.00)      (5.94)     (2.96)      (6.34)    (2.68)
                                                  --------     --------     --------    --------    -------    --------   -------
NET ASSET VALUE, END OF PERIOD................    $  32.90     $  32.28     $  44.17    $  45.19    $ 42.50    $  36.80   $ 33.05
                                                  ========     ========     ========    ========    =======    ========   =======
TOTAL RETURN (%)(b)...........................        2.16       (24.30)         .11       21.11      24.34       31.70      5.91

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)...      25,082       23,700       15,314       7,987      7,479       2,344       322

   Ratios to average net assets (%)(c):
      Operating expenses......................        1.23         1.22         1.17        1.18       1.31        1.59      1.65
      Net investment income...................         .11          .18          .15         .28        .30         .33       .81

   Portfolio turnover rate (%)................      35.46        85.00        59.25       89.52      77.23       87.67     74.33

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period November 4, 1996 (commencement of sale) to December 31, 1996.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

52 Quantitative Equity Fund

QUANTITATIVE EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                             FISCAL YEARS ENDED
                                                                OCTOBER 31,                    YEARS ENDED DECEMBER 31,
                                                           -----------------------   ---------------------------------------------
                                                 2002*        2001        2000**        1999         1998         1997      1996
                                              ----------   ----------   ----------   ----------   ----------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD ........ $    32.36   $    44.27   $    45.19   $    42.53   $    36.78   $  33.05   $  30.76
                                              ----------   ----------   ----------   ----------   ----------   --------   --------
INCOME FROM OPERATIONS
   Net investment income (a) ................        .06          .16          .15          .24          .27        .38        .51
   Net realized and unrealized gain (loss) ..        .68       (10.59)        (.02)        8.50         8.55      10.00       6.24
                                              ----------   ----------   ----------   ----------   ----------   --------   --------
      Total income from operations ..........        .74       (10.43)         .13         8.74         8.82      10.38       6.75
                                              ----------   ----------   ----------   ----------   ----------   --------   --------
DISTRIBUTIONS
   From net investment income ...............       (.12)        (.16)        (.14)        (.24)        (.27)      (.38)      (.51)
   From net realized gain ...................         --        (1.32)        (.91)       (5.84)       (2.80)     (6.27)     (3.95)
                                              ----------   ----------   ----------   ----------   ----------   --------   --------
      Total distributions ...................       (.12)       (1.48)       (1.05)       (6.08)       (3.07)     (6.65)     (4.46)
                                              ----------   ----------   ----------   ----------   ----------   --------   --------
NET ASSET VALUE, END OF PERIOD .............. $    32.98   $    32.36   $    44.27   $    45.19   $    42.53   $  36.78   $  33.05
                                              ==========   ==========   ==========   ==========   ==========   ========   ========
TOTAL RETURN (%)(b) .........................       2.28       (24.11)         .47        21.37        24.82      32.70      23.08

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) .  1,261,075    1,200,247    1,556,534    1,545,021    1,316,051    996,880    663,925

   Ratios to average net assets (%)(c):
      Operating expenses ....................        .99          .98          .92          .93          .91        .91        .93
      Net investment income .................        .34          .43          .42          .53          .69       1.04       1.59

Portfolio turnover rate (%) .................      35.46        85.00        59.25        89.52        77.23      87.67      74.33

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                     Quantitative Equity Fund 53

INTERNATIONAL SECURITIES FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2002 (Unaudited)

                                                                          MARKET
                                                               NUMBER     VALUE
                                                                 OF       (000)
                                                               SHARES       $
                                                              --------    ------
COMMON STOCKS - 91.3%
AUSTRALIA - 3.3%
Amcor, Ltd.                                                    540,695     2,153
AMP, Ltd.                                                       47,046       465
Austereo Group, Ltd.                                            12,264        12
Australia and New Zealand Banking Group, Ltd.                  162,400     1,656
Australian Stock Exchange, Ltd.                                  2,600        19
AXA Asia Pacific Holdings, Ltd.                                 23,880        39
BHP Billiton, Ltd. (a)                                         815,792     4,735
Billabong International, Ltd.                                    9,000        41
Brambles Industries, Ltd.                                       51,579       279
BRL Hardy, Ltd.                                                  8,663        45
Coca-Cola Amatil, Ltd.                                         205,196       662
Coles Myer, Ltd.                                                63,400       260
Commonwealth Bank of Australia                                  69,325     1,224
CSR, Ltd.                                                      356,718     1,169
Foster's Group, Ltd.                                         1,298,761     3,301
Harvey Norman Holdings, Ltd.                                    29,100        51
John Fairfax Holdings, Ltd.                                     11,600        22
Lang Corp., Ltd.                                                23,475       210
Leighton Holdings, Ltd.                                         11,300        63
Lion Nathan, Ltd.                                              129,021       333
Macquarie Bank, Ltd.                                             3,200        56
Miller's Retail, Ltd.                                           19,323        24
MIM Holdings, Ltd.                                             200,900       135
National Australia Bank, Ltd.                                  339,190     6,334
Newcrest Mining                                                 57,210       197
News Corp., Ltd.                                                86,361       564
Oil Search, Ltd. (a)                                             8,900         5
Orica, Ltd.                                                    174,924       771
PaperlinX, Ltd.                                                 41,504       117
Perpetual Trustees Australia, Ltd.                               1,240        30
Publishing & Broadcasting, Ltd.                                  5,300        26
Qantas Airways, Ltd.                                            98,850       239
QBE Insurance Group, Ltd.                                       85,576       336
Rio Tinto, Ltd.                                                  5,400       105
Santos, Ltd.                                                   477,500     1,506
Suncorp-Metway, Ltd.                                            11,177        76
TABCORP Holdings, Ltd.                                          16,800       109
Telstra Corp., Ltd.                                            647,702     1,772
Wesfarmers, Ltd.                                                 6,500        99
Westfield Holdings, Ltd.                                         8,700        75
Westpac Banking Corp., Ltd.                                     30,900       270
WMC, Ltd.                                                       78,084       386
Woolworths, Ltd.                                               157,485     1,111
                                                                        --------
                                                                          31,082
                                                                        --------

AUSTRIA - 0.1%
Erste Bank Der Oesterreichischen Sparkassen AG                   8,655       647
OMV AG (a)                                                       1,500       141
Voest-Alpine AG                                                 11,000       341
                                                                        --------
                                                                           1,129
                                                                        --------

BELGIUM - 0.7%
Dexia Strip VVRP (a)                                            81,850         1
Dexia (a)                                                       38,420       633
Dexia (a)                                                       81,850     1,348
Electrabel                                                       5,400     1,196
Fortis (a)                                                      98,012     2,250
Interbrew                                                       29,763       885
Solvay SA Class A (a)                                            1,710       114
UCB SA                                                           4,800       175
                                                                        --------
                                                                           6,602
                                                                        --------

BERMUDA - 0.1%
RenaissanceRe Holdings, Ltd.                                     5,872       688
                                                                        --------

BRAZIL - 0.1%
Cia Vale do Rio Doce - ADR (a)                                   2,000        55
Petroleo Brasileiro SA - Petrobras - ADR                        29,600       728
                                                                        --------
                                                                             783
                                                                        --------

CANADA - 2.9%
Abitibi-Consolidated, Inc.                                      26,410       239
Alcan, Inc.                                                      1,100        40
Alcan, Inc.                                                      8,260       305
ALI Technologies, Inc. (a)                                       2,710        60
Alimentation Couche Tard, Inc. (a)                                 500        10
Bank of Montreal                                               120,889     2,905
Bank of Nova Scotia                                             28,940       996
Barrick Gold Corp.                                              24,550       496
BCE, Inc.                                                       30,740       540
Biovail Corp. (a)                                                1,220        47
Bombardier, Inc. (a)                                            78,700       678
Brascan Corp.                                                    2,430        54
Cameco Corp.                                                       960        26
Canadian Imperial Bank of Commerce                              15,650       546
Canadian National Railway Co.                                   35,920     1,704
Canadian Natural Resources, Ltd.                                 1,736        58
Canadian Pacific Railway, Ltd.                                     300         6
Canadian Pacific Railway, Ltd.                                   7,342       153
Celestica, Inc. (a)                                              6,103       170
Chc Helicopter Corp.                                             1,620        27
Clarica Life Insurance Co. (a)                                   1,180        39
Co-Steel, Inc. Sub Voting                                       12,610        42
Cott Corp. (a)                                                  38,966       788
Cott Corp. (a)                                                  18,100       367
Dofasco, Inc.                                                    3,720        76
EnCana Corp.                                                     2,000        63
EnCana Corp.                                                    26,159       823

54 International Securities Fund

INTERNATIONAL SECURITIES FUND

                                                      April 30, 2002 (Unaudited)

                                                                         MARKET
                                                            NUMBER        VALUE
                                                              OF          (000)
                                                            SHARES          $
                                                           ---------    --------
Fairmont Hotels & Resorts, Inc.                                1,120          32
Fairmont Hotels & Resorts, Inc. (a)                              100           3
Falconbridge, Ltd.                                             5,720          72
Forzani Group, Ltd. Class A (a)                                7,340         102
Home Capital Group, Inc. Class B                               7,560          73
Hurricane Hydrocarbons (a)                                     1,040          15
Hurricane Hydrocarbons, Ltd. Class A                           2,600          38
Imperial Oil, Ltd.                                            14,444         432
Inco, Ltd. (a)                                                10,390         209
Investors Group, Inc.                                          1,490          29
Kingsway Financial Services, Inc. (a)                          2,190          25
Leitch Technology Corp. (a)                                   35,400         201
Loblaw Cos., Ltd.                                              4,320         165
Magna International, Inc. Class A                              4,720         351
Magna International, Inc. Class A                              5,150         381
Manulife Financial Corp.                                      10,240         298
Masonite International Corp. (a)                               4,890          79
Methanex Corp.                                                 5,280          40
Methanex Corp. (a)                                               100           1
Molson, Inc. (a)                                              10,220         235
National Bank Of Canada                                        3,920          84
Newmont Mining Corp. of Canada (a)                             4,400         126
Nexen, Inc.                                                    1,020          26
Noranda, Inc.                                                  4,090          51
Nortel Networks Corp.                                         24,200          82
Nortel Networks Corp.                                        316,262       1,099
Petro-Canada                                                  13,360         360
Placer Dome, Inc.                                              5,430          65
Power Corp. Of Canada                                          2,440          63
Precision Drilling Corp. (a)                                     900          30
Quebecor World, Inc.                                          28,600         784
Rothmans, Inc.                                                 2,700          56
Royal Bank of Canada                                          32,350       1,134
Saputo, Inc.                                                   2,740          58
Sobeys, Inc. (a)                                               3,950         107
Sun Life Financial Services of Canada, Inc.                    6,190         136
Suncor Energy, Inc.                                           39,296       1,366
Talisman Energy, Inc.                                        118,395       5,059
Teck Cominco, Ltd. Class B (a)                                 5,820          51
Thomson Corp./The (a)                                         33,992       1,157
TransCanada PipeLines, Ltd.                                    9,450         137
Weston (George), Ltd. (a)                                      4,990         378
                                                                        --------
                                                                          26,448
                                                                        --------

CHINA - 0.2%
China Petroleum & Chemical Corp. Class H                   1,966,000         315
Huaneng Power International, Inc. Class H                    944,000         708
PetroChina Co., Ltd.                                       3,761,200         767
                                                                        --------
                                                                           1,790
                                                                        --------

CZECH REPUBLIC - 0.1%
Komercni Banka AS (a)                                         12,000         618
                                                                        --------

DENMARK - 0.3%
Danske Bank A/S (a)                                           14,053         254
Group 4 Falck A/S                                              2,800         328
ISS A/S (a)                                                   17,512         875
Novo-Nordisk A/S Class B (a)                                  13,752         403
Vestas Wind Systems A/S                                       36,205       1,184
                                                                        --------
                                                                           3,044
                                                                        --------

FINLAND - 1.2%
Fortum Oyj (a)                                                66,657         365
Kesko OYJ                                                     76,352         688
Nokia OYJ (a)                                                207,707       3,359
Nokia OYJ - ADR                                                1,900          31
Sampo Oyj                                                    214,793       1,656
Stora Enso Oyj                                               119,214       1,515
UPM-Kymmene Oyj (a)                                          106,024       3,704
                                                                        --------
                                                                          11,318
                                                                        --------

FRANCE - 9.5%
Accor SA                                                      49,031       1,981
Air France                                                    53,046         957
Air Liquide                                                    5,261         814
Alcatel SA (a)                                                97,305       1,216
Alstom (a)                                                    31,957         414
Atos Origin (a)                                                2,600         190
Aventis SA (a)                                               114,440       8,124
AXA                                                           25,615         543
BNP Paribas                                                  137,014       7,156
Bouygues (a)                                                  33,100         998
Carrefour SA                                                   6,401         279
Castorama Dubois Investissements                               8,952         498
Cie de Saint-Gobain                                           36,058       6,169
Cie Generale D'Optique Essilor International SA               14,082         573
Credit Lyonnais SA (a)                                        13,947         588
Groupe Danone                                                  2,500         331
Havas Advertising                                             67,000         501
L'Oreal SA                                                    12,903       1,010
Lafarge SA                                                     3,525         334
Lafarge SA                                                     6,085         577
Lagardere S.C.A.                                               4,392         196
LVMH Moet Hennessy Louis Vuitton SA                           81,600       4,265
Michelin (C.G.D.E.) Class B (a)                               45,849       1,775
Pechiney SA Class A (a)                                       11,313         547
Pernod-Ricard                                                 39,833       3,676
Peugeot SA                                                    43,190       2,147
Pinault-Printemps-Redoute                                      4,140         470
Publicis Groupe                                               30,000         916
Renault SA (a)                                                41,425       1,919

                                                International Securities Fund 55

INTERNATIONAL SECURITIES FUND

                                                      April 30, 2002 (Unaudited)

                                                                         MARKET
                                                            NUMBER       VALUE
                                                              OF         (000)
                                                            SHARES         $
                                                           ---------    --------
Sanofi-Synthelabo SA (a)                                      62,543       4,001
Schneider Electric SA (a)                                     83,317       4,017
SCOR SA                                                        9,000         306
Societe Assurances Generales de France                        44,554       2,247
Societe Generale Class A                                      84,080       5,754
Societe Television Francaise 1                                 6,700         191
Suez SA (a)                                                   93,326       2,777
Thomson Multimedia SA (a)                                     16,800         459
TotalFinaElf SA (a)                                           79,555      12,048
TotalFinaElf SA - ADR                                         33,036       2,501
Valeo SA                                                      49,614       2,122
Vivendi Universal SA (a)                                     103,091       3,285
                                                                        --------
                                                                          88,872
                                                                        --------

GERMANY - 6.0%
Aixtron AG                                                    10,600         167
Allianz AG (a)                                                17,364       4,088
Altana AG                                                     23,880       1,350
AMB Generali Holding AG (a)                                    1,900         212
BASF AG (a)                                                   44,715       1,915
Bayer AG (a)                                                 155,821       5,103
Bayerische Hypo-und Vereinsbank AG (a)                        91,406       3,206
Bayerische Motoren Werke AG (a)                               28,500       1,129
Beiersdorf AG                                                  1,029         125
Commerzbank AG                                               111,490       2,011
Continental AG                                                56,400         952
DaimlerChrysler AG (a)                                        35,950       1,666
Deutsche Bank AG                                               3,200         212
Deutsche Boerse AG (a)                                        21,633         962
Deutsche Lufthansa AG (a)                                     77,414       1,197
Deutsche Post AG                                             132,556       1,798
Deutsche Telekom (a)                                          53,296         707
E.ON AG (a)                                                   82,177       4,278
Epcos AG (a)                                                   5,300         215
Hannover Rueckversicherungs AG                                 6,100         448
Infineon Technologies AG (a)                                 127,666       2,322
KarstadtQuelle AG                                              6,976         212
Kontron Embedded Computers (a)                                11,700          90
Linde AG                                                       4,400         215
Marschollek Lautenschlaeger und Partner                        1,600          94
Medion AG                                                     15,300         521
Metro AG                                                      15,100         483
Muenchener Rueckversicherungs AG                               5,897       1,460
Preussag AG                                                    4,400         120
RWE AG                                                        58,150       2,199
SAP AG                                                        22,073       2,874
Schering AG (a)                                               62,768       3,824
Siemens AG                                                    33,659       2,046
Software AG (a)                                               19,380         233
Stada Arzneimittel AG                                          6,200         214
ThyssenKrupp AG                                              157,389       2,379
Volkswagen AG                                                 88,684       4,390
                                                                        --------
                                                                          55,417
                                                                        --------

GREECE - 0.2%
Hellenic Telecommunications Organization SA                   24,300         375
Hellenic Telecommunications Organization SA - ADR            200,578       1,534
                                                                        --------
                                                                           1,909
                                                                        --------

HONG KONG - 2.7%
ASM Pacific Technology                                        11,500          31
Cathay Pacific Airways, Ltd.                                  37,000          64
Cheung Kong Holdings, Ltd.                                   120,800       1,150
China Mobile, Ltd. (a)                                       331,000       1,084
CLP Holdings, Ltd.                                            73,880         290
CNOOC, Ltd.                                                1,883,100       2,499
DAH Sing Financial                                             6,400          33
Dairy Farm International Holdings, Ltd. (a)                   20,700          18
Esprit Holdings, Ltd.                                         36,000          69
Hang Seng Bank, Ltd.                                          65,500         747
Henderson Land Development                                    76,000         370
Hong Kong & China Gas                                         79,200          99
Hong Kong Electric Holdings                                  688,000       2,611
Hong Kong Exchanges and Clearing, Ltd.                     1,130,000       2,021
Hongkong Land Holdings, Ltd.                                 125,000         216
Hutchison Whampoa, Ltd. (a)                                  360,330       3,153
Jardine Matheson Holdings, Ltd./United Kingdom               214,100       1,285
JCG Holdings, Ltd.                                            40,400          23
Johnson Electric Hldgs                                       210,000         319
Kerry Properties, Ltd.                                       350,000         372
Li & Fung, Ltd.                                              266,600         427
MTR Corp.                                                    589,800         900
Pacific Century CyberWorks, Ltd. (a)                         125,646          32
Shangri-La Asia, Ltd.                                        183,000         176
SmarTone Telecommunications Holdings, Ltd.                    23,000          26
Sun Hung Kai Properties, Ltd.                                331,600       2,891
Swire Pacific, Ltd. Class A                                  334,300       2,006
Television Broadcasts, Ltd.                                   22,000         107
Wharf Holdings, Ltd.                                         826,862       2,216
Wing Hang Bank, Ltd.                                           4,200          15
                                                                        --------
                                                                          25,250
                                                                        --------

HUNGARY - 0.0%
OTP Bank Rt. - GDR                                            21,325         379
                                                                        --------

INDONESIA - 0.2%
Bank Central Asia Tbk PT                                   1,830,000         520
PT Astra International Tbk (a)                               761,000         318
Telekomunikasi Indonesia Tbk PT                            1,550,500         698
                                                                        --------
                                                                           1,536
                                                                        --------

56 International Securities Fund

INTERNATIONAL SECURITIES FUND

                                                      April 30, 2002 (Unaudited)

                                                                         MARKET
                                                            NUMBER       VALUE
                                                              OF         (000)
                                                            SHARES         $
                                                           ---------    --------
IRELAND - 1.3%
Allied Irish Banks PLC                                        45,000         594
Bank of Ireland                                               25,370         296
Bank of Ireland                                              491,993       5,715
CRH PLC                                                       41,293         716
CRH PLC (a)                                                   43,422         743
DePfa Bank PLC                                                10,700         732
Elan Corp. PLC - ADR (a)                                      43,700         519
Irish Life & Permanent PLC                                    16,100         360
Irish Life & Permanent PLC                                    71,110         967
Ryanair Holdings PLC (a)                                     153,130         830
Ryanair Holdings PLC - ADR (a)                                24,654         764
                                                                        --------
                                                                          12,236
                                                                        --------

ITALY - 4.1%
Assicurazioni Generali                                        43,200       1,043
Autostrade Concessioni e Costruzioni
  Autostrade SpA (a)                                         140,006       1,137
Banca Nazionale Del Lavoro SpA (a)                           307,804         700
Banca Popolare di Bergamo Credito Varesino Scrl               66,691       1,320
Banca Popolare di Verona-Banco S
  Geminiano e S Prospero Scrl (a)                             24,691         307
Bulgari SPA (a)                                               48,100         374
Enel SpA                                                     182,400       1,082
ENI-Ente Nazionale Idrocarburi SpA (a)                       691,741      10,619
Finmeccanica SpA (a)                                       1,915,260       1,595
Gucci Group                                                    2,007         194
IntesaBci SpA                                              2,092,434       6,764
Italgas SpA                                                   35,664         357
Lottomatica SpA (a)                                           45,095         368
Luxottica Group SpA                                           27,894         570
Mediaset SpA                                                 371,712       3,113
Parmalat Finanziaria SPA                                     502,560       1,765
Riunione Adriatica di Sicurta SpA                             55,175         715
Sanpaolo IMI SpA (a)                                         124,650       1,388
Telecom Italia SpA                                           591,405       3,169
Telecom Italia SpA (a)                                        63,888         508
TIM SPA (a)                                                   25,000         109
UniCredito Italiano SpA                                       98,007         454
                                                                        --------
                                                                          37,651
                                                                        --------

JAPAN - 17.1%
77 Bank, Ltd./The                                            241,000         938
Acom Co., Ltd.                                                 7,400         565
Aderans                                                        4,600         143
Advantest Corp. (a)                                           11,600         835
Aeon Co., Ltd.                                                27,000         698
Aiful Corp.                                                   27,900       1,935
Aioi Insurance Co., Ltd. (a)                                  91,000         169
Aisin Seiki Co., Ltd.                                         10,000         128
Alps Electric Co., Ltd.                                        4,000          54
Aoyama Trading Co., Ltd. (a)                                   4,900          47
Asahi Breweries, Ltd.                                         49,000         451
Asahi Glass Co., Ltd.                                         31,000         220
Asahi Kasei Corp.                                             39,000         149
Bank of Fukuoka, Ltd./The                                     30,000          99
Bank of Yokohama, Ltd./The                                    46,000         160
Benesse Corp.                                                  3,800          84
Bridgestone Corp.                                            214,000       3,017
Canon, Inc.                                                  338,000      12,945
Central Glass Co., Ltd.                                       26,000         136
Chubu Electric Power Co., Inc.                                 9,500         143
Chugai Pharmaceutical Co., Ltd. (a)                           57,000         681
Citizen Watch Co., Ltd.                                       17,000         105
Credit Saison Co., Ltd.                                      125,050       2,940
CSK Corp.                                                      8,300         247
Dai Nippon Printing Co., Ltd.                                 64,000         806
Daiichi Pharmaceutical Co., Ltd.                              67,000       1,307
Daikin Industries, Ltd.                                       11,000         200
Dainippon Pharmaceutical Co., Ltd.                             7,000          71
Daito Trust Construction Co., Ltd.                            22,850         338
Daiwa House Industry Co., Ltd.                               195,000       1,245
Daiwa Securities Group, Inc. (a)                             124,000         850
Denso Corp.                                                    7,900         128
Dowa Mining Co.                                               34,000         151
East Japan Railway Co.                                           154         651
Eisai Co., Ltd. (a)                                           78,000       2,004
Familymart, Co.                                               11,200         236
Fanuc, Ltd. (a)                                               57,700       3,198
Fuji Heavy Industries, Ltd.                                  222,000       1,120
Fuji Machine Manufacturing Co., Ltd.                          41,200         690
Fuji Photo Film Co., Ltd. (a)                                 17,000         540
Fuji Soft ABC, Inc.                                            4,800         173
Fuji Television Network, Inc.                                     35         202
Fujitsu, Ltd.                                                 30,000         238
Funai Electric Co., Ltd. (a)                                   1,700         179
Futaba Corp. (a)                                               7,900         237
Gunze, Ltd.                                                   20,000          61
Heiwa Corp.                                                    7,000         104
Hino Motors, Ltd. (a)                                         35,000          94
Hirose Electric Co., Ltd. (a)                                  3,300         258
Hitachi Chemical Co., Ltd.                                    12,800         162
Hitachi Maxell, Ltd.                                          14,000         216
Hitachi, Ltd. (a)                                            421,000       3,117
Honda Motor Co., Ltd.                                        133,000       5,964
Hosiden Corp. (a)                                              6,000          86
Hoya Corp.                                                    16,300       1,213
Ines Corp.                                                     4,600          34
Intelligent Wave, Inc.                                            63         178
Ishikawajima-Harima Heavy Industries Co., Ltd.                82,000         133
Ito-Yokado Co., Ltd.                                          49,000       2,415
Itochu Corp. (a)                                             399,000       1,274
Jafco Co., Ltd.                                                2,200         176

                                                International Securities Fund 57

INTERNATIONAL SECURITIES FUND

                                                      April 30, 2002 (Unaudited)

                                                                         MARKET
                                                             NUMBER       VALUE
                                                               OF         (000)
                                                             SHARES         $
                                                           ---------    --------
Japan Airlines Co., Ltd.                                      60,000         166
Japan Real Estate Investment Corp. (b)                            18          71
Japan Telecom Co., Ltd.                                           55         163
Japan Tobacco, Inc.                                               61         370
JGC Corp.                                                     24,000         169
JSR Corp.                                                     18,000         141
Kao Corp.                                                     48,000         938
Kawasaki Steel Corp.                                         245,000         275
KDDI Corp. (a)                                                    93         243
Keyence Corp.                                                  3,200         647
Kobayashi Pharmaceutical Co., Ltd.                             1,800          60
Konami Corp.                                                  37,000         933
Kubota Corp.                                                  50,000         151
Kuraray Co., Ltd.                                             25,000         163
Kyocera Corp.                                                  7,300         497
Kyushu Electric Power (a)                                     25,500         340
Lawson, Inc.                                                  34,700         959
Mabuchi Motor Co., Ltd.                                       20,100       1,968
Macnica, Inc.                                                  2,600         100
Marui Co., Ltd.                                               12,000         148
Matsumotokiyoshi Co., Ltd.                                    42,900       1,596
Matsushita Communication IND (a)                               3,500         133
Matsushita Electric Industrial Co., Ltd.                     355,000       4,753
Millea Holdings, Inc. (a)                                        118         919
Minebea Co., Ltd.                                            213,000       1,393
Mitsubishi Chemical Corp.                                    172,000         416
Mitsubishi Corp. (a)                                          57,000         427
Mitsubishi Electric Corp.                                    171,000         796
Mitsubishi Estate Co., Ltd.                                   62,000         449
Mitsubishi Heavy Industries, Ltd.                            161,000         510
Mitsubishi Motors Corp. (a)                                   85,000         251
Mitsubishi Pharma Corp.                                        8,000          77
Mitsubishi Tokyo Financial Group, Inc. (a)                        93         636
Mitsui & Co., Ltd.                                            47,000         297
Mitsui Chemicals, Inc.                                        59,000         281
Mitsui Fudosan Co., Ltd. (a)                                  60,000         471
Mitsui Mining & Smelting Co., Ltd.                            15,000          56
Mitsui O.S.K. Lines, Ltd.                                    601,000       1,226
Mitsui Sumitomo Insurance Co., Ltd. (a)                      164,000         807
Mitsumi Electric Co., Ltd.                                     2,700          45
Mizuho Holdings, Inc. (a)                                         51         106
Murata Manufacturing Co., Ltd. (a)                            61,700       3,905
Namco, Ltd.                                                    6,300         128
NEC Corp. (a)                                                154,000       1,187
NGK Insulators, Ltd.                                          13,000          95
Nichicon Corp.                                                11,000         147
Nidec Corp.                                                    1,100          73
Nikko Cordial Corp. (a)                                       62,000         280
Nikon Corp. (a)                                               41,000         535
Nintendo Co., Ltd. (a)                                        16,700       2,340
Nippon Express Co., Ltd.                                     455,000       1,980
Nippon Meat Packers, Inc.                                    125,000       1,257
Nippon Telegraph & Telephone Corp. (a)                           154         605
Nippon Unipac Holding (a)                                         30         171
Nippon Yusen Kabushiki Kaisha                                 40,000         133
Nishimatsu Construction Co., Ltd.                            195,400         504
Nissan Motor Co., Ltd. (a)                                 1,293,600       9,949
Nitto Denko Corp.                                              1,400          46
NOK Corp.                                                     20,000         154
Nomura Holdings, Inc. (a)                                    169,000       2,355
NTT DoCoMo, Inc. (a)                                             132         334
NTT DoCoMo, Inc. (a)                                             528       1,344
Office Building Fund of Japan, Inc. (b)                           16          67
OJI Paper Co., Ltd.                                          120,000         585
Olympus Optical Co., Ltd.                                     10,000         130
Omron Corp.                                                   11,000         165
Onward Kashiyama Co., Ltd.                                     7,000          65
ORIX Corp.                                                    18,800       1,559
Osaka Gas Co., Ltd.                                           27,000          58
Promise Co., Ltd.                                              7,500         395
Ricoh Co., Ltd.                                               59,000       1,100
Rinnai Corp.                                                  82,000       1,698
Rohm Co., Ltd. (a)                                            30,540       4,553
Sammy Corp.                                                   15,700         526
Sankyo Co., Ltd.                                              37,000         563
Sankyo Co., Ltd./Gunma                                         2,200          58
Sega Enterprises (a)                                          19,100         428
Seiyu, Ltd./The (a)                                          199,000         912
Sekisui House, Ltd. (a)                                       42,000         289
Sharp Corp.                                                  221,000       3,064
Shimachu Co., Ltd. (a)                                         7,900         122
Shin-Etsu Chemical Co., Ltd. (a)                             123,550       5,088
Shohkoh Fund (a)                                               9,010       1,108
Skylark Co., Ltd.                                              4,000          80
SMC Corp./Japan                                                1,400         168
Sony Corp. (a)                                                48,800       2,621
Stanley Electric Co., Ltd.                                    24,000         211
Sumisho Lease Co., Ltd.                                        7,000         103
Sumitomo Bakelite Co., Ltd.                                  144,000       1,099
Sumitomo Electric Industries, Ltd. (a)                        27,000         192
Sumitomo Metal Mining Co., Ltd.                               37,000         162
Sumitomo Mitsui Banking Corp. (a)                            133,000         592
Sumitomo Realty & Developmnt                                  45,000         224
Sumitomo Trust & Banking Co., Ltd./The                        90,000         404
Suruga Bank, Ltd./The                                         18,000          70
Suzuki Motor Corp.                                            49,000         589
Takeda Chemical Industries, Ltd. (a)                          65,000       2,844
Takefuji Corp. (a)                                            22,600       1,633
Tanabe Seiyaku Co., Ltd.                                      11,000         104
TDK Corp. (a)                                                 21,000       1,144
Terumo Corp. (a)                                              18,600         275
THK Co., Ltd.                                                 25,900         514
Toda Corp.                                                    91,000         195
Tohoku Electric Power                                         61,500         746

58 International Securities Fund

INTERNATIONAL SECURITIES FUND

                                                      April 30, 2002 (Unaudited)

                                                                         MARKET
                                                             NUMBER      VALUE
                                                               OF        (000)
                                                             SHARES        $
                                                            ---------    -------
Tokuyama Corp.                                                 38,000        121
Tokyo Electric Power Co.                                       35,000        638
Tokyo Electron, Ltd. (a)                                       61,000      4,388
Tokyo Gas Co., Ltd.                                            94,000        225
Tokyo Seimitsu Co., Ltd.                                          600         23
Tokyu Corp. (a)                                                35,000        116
Toppan Printing Co., Ltd.                                      14,000        142
Toray Industries (a)                                          115,000        332
Tosoh Corp. (a)                                                25,000         73
Tostem Inax Holding Corp.                                      22,000        305
Toyoda Automatic Loom                                           4,600         74
Toyoda Gosei Co., Ltd.                                          9,300        119
Toyota Motor Corp. (a)                                         66,000      1,798
Toys R Us Japan, Ltd. (a)                                       5,700        121
Ube Industries, Ltd.                                           88,000        113
UFJ Holdings, Inc. (a)                                            147        364
UMC Japan (a)                                                      16        177
Uni-Charm Corp.                                                 5,600        147
UNY Co., Ltd.                                                   1,000         11
Ushio, Inc.                                                    18,000        241
West Japan Railway Co.                                            275      1,064
World Co., Ltd.                                                 2,800         72
Yahoo Japan Corp. (a)                                              23        526
Yakult Honsha Co., Ltd.                                        17,000        172
Yamaha Corp.                                                   50,000        376
Yamaha Motor Co., Ltd.                                        189,600      1,402
Yamanouchi Pharmaceutical Co., Ltd. (a)                        37,000      1,020
Yamato Transport Co., Ltd.                                      6,000        102
Yasuda Fire & Marine Insurance Co., Ltd./The                   33,000        184
Yokogawa Electric Corp.                                        23,000        191
                                                                         -------
                                                                         159,747
                                                                         -------

LUXEMBOURG - 0.3%
Arcelor (a)                                                   176,837      2,436
Arcelor (a)                                                    43,733        599
                                                                         -------
                                                                           3,035
                                                                         -------

MALAYSIA - 0.1%
Gamuda Berhad                                                 132,000        221
IJM Corp. BHD                                                  38,000         55
Malayan Banking BHD                                           250,600        607
Resorts World BHD                                              33,000         91
                                                                         -------
                                                                             974
                                                                         -------

MEXICO - 0.7%
America Movil SA de CV - ADR                                   40,000        746
Cemex SA de CV                                                 78,700        499
Grupo Carso SA de CV (a)                                       73,200        269
Grupo Televisa SA - ADR (a)                                     6,400        289
Telefonos de Mexico SA de CV - ADR                             54,200      2,051
Wal-Mart de Mexico SA de CV                                   769,505      2,574
                                                                         -------
                                                                           6,428
                                                                         -------

NETHERLANDS - 5.9%
ABN Amro Holding NV (a)                                       206,751      4,096
Aegon NV                                                       64,426      1,479
Akzo Nobel NV (a)                                              21,585        927
ASML Holding NV (a)                                           106,923      2,426
Buhrmann NV (a)                                                77,677        994
Draka Holding                                                   6,329        227
DSM NV                                                         53,900      2,397
Euronext NV                                                    31,891        661
Hagemeyer                                                      14,300        283
Heineken Holding NV Class A (a)                                 6,156        208
Heineken NV (a)                                                46,175      2,079
Hunter Douglas NV                                              34,781      1,159
IHC Caland                                                        500         28
ING Groep NV (a)                                              164,333      4,336
Koninklijke Ahold NV (a)                                       88,849      2,220
Koninklijke Philips Electronics NV                             55,850      1,732
Koninklijke Philips Electronics NV (a)                        230,527      7,114
Numico NV                                                       9,166        236
Reed Elsevier NV                                              165,200      2,291
Royal Dutch Petroleum Co.                                       1,600         84
Royal Dutch Petroleum Co. (a)                                 101,741      5,387
Royal KPN NV (a)                                              325,972      1,476
Stork NV                                                       79,821        841
TPG NV                                                         13,676        296
Unilever NV (a)                                                51,027      3,285
Vedior NV                                                      98,656      1,365
VNU NV                                                        114,095      3,442
VOPAK                                                           5,052         96
Wolters Kluwer NV (a)                                         160,502      3,252
                                                                         -------
                                                                          54,417
                                                                         -------

NEW ZEALAND - 0.4%
Carter Holt Harvey, Ltd.                                      668,566        538
Telecom Corp. of New Zealand, Ltd.                          1,262,388      2,722
Warehouse Group, Ltd.                                          20,400         67
                                                                         -------
                                                                           3,327
                                                                         -------

NORWAY - 0.7%
Den Norske Creditbank ASA                                     114,908        607
Kvaerner ASA (a)                                              869,100        863
Norsk Hydro ASA (a)                                            43,670      2,148
Norske Skogindustrier AS                                       10,000        178
Sparebanken NOR                                                 8,000        285
Statoil ASA                                                   180,330      1,534
Tandberg ASA                                                   86,130      1,040
Tomra Systems ASA (a)                                          22,082        168
                                                                         -------
                                                                           6,823
                                                                         -------

POLAND - 0.0%
Bank Pekao SA                                                   9,846        271
                                                                         -------

                                                International Securities Fund 59

INTERNATIONAL SECURITIES FUND

                                                     April 30, 2002 (Unaudited)

                                                                        MARKET
                                                           NUMBER       VALUE
                                                             OF         (000)
                                                           SHARES         $
                                                          ---------    --------
PORTUGAL - 0.3%
Electricidade de Portugal SA                                590,090       1,217
Portugal Telecom SGPS SA                                    193,461       1,411
                                                                       --------
                                                                          2,628
                                                                       --------

RUSSIA - 0.3%
LUKOIL - ADR                                                  7,600         548
Mobile Telesystems - ADR                                     18,533         581
Unified Energy System - GDR (a)                               5,890          87
Vimpel-Communications - ADR (a)                              20,656         490
Wimm-Bill-Dann Foods OJSC - ADR NEW (a)                      23,142         545
YUKOS - ADR                                                   2,670         392
                                                                       --------
                                                                          2,643
                                                                       --------

SINGAPORE - 1.5%
CapitaLand, Ltd.                                             48,000          46
Chartered Semiconductor Manufacturing, Ltd. (a)              57,000         144
City Developments, Ltd.                                      52,400         179
Creative Technology, Ltd.                                    69,000         799
DBS Group Holdings, Ltd.                                    559,885       4,325
Great Eastern Holdings, Ltd.                                  5,000          31
Oversea-Chinese Banking Corp.                               350,120       2,511
Singapore Airlines, Ltd.                                     73,800         570
Singapore Press Holdings, Ltd.                               90,875       1,128
Singapore Technologies Engineering, Ltd.                     35,800          41
Singapore Telecommunications, Ltd.                        1,083,000         914
United Overseas Bank, Ltd.                                  412,733       3,279
Venture Manufacturing Singapore, Ltd.                        48,000         450
                                                                       --------
                                                                         14,417
                                                                       --------

SOUTH KOREA - 1.8%
Hana Bank                                                    33,261         436
Hyundai Motor Co.                                            16,500         614
Kangwon Land, Inc.                                            2,270         265
Kia Motors Corp. (a)                                         18,860         195
Kookmin Bank                                                 35,838       1,638
Korea Electric Power Corp. - ADR                             75,000         803
KT Corp. - ADR                                               50,500       1,144
LG Electronics Investment, Ltd.                               1,590          70
LG Electronics, Inc. (a)                                     14,310         566
Pacific Corp.                                                 2,100         244
POSCO                                                         4,400         439
POSCO - ADR                                                  18,200         445
Samsung Corp.                                                51,060         369
Samsung Electro-Mechanics                                     1,620          96
Samsung Electronics                                          20,720       6,140
Samsung Electronics - GDR (144A)                             10,900       1,601
Samsung Fire & Marine Insurance                               3,810         259
Shinsegae Co., Ltd.                                           4,600         765
SK Telecom - ADR                                             16,800         359
                                                                       --------
                                                                         16,448
                                                                       --------

SPAIN - 2.6%
Acerinox SA                                                   7,450         285
Altadis SA                                                    9,000         190
Altadis SA (a)                                               76,400       1,613
Amadeus Global Travel Distribution Class A (a)              146,856         977
Banco Bilbao Vizcaya Argentaria SA                          159,229       1,855
Banco Popular Espanol SA                                     10,400         426
Banco Santander Central Hispano SA (a)                      420,091       3,889
Centros Comerciales Carrefour SA                             18,181         212
Endesa SA (a)                                               181,665       2,781
Fomento de Construcciones Y Contratas SA                     26,555         681
Gas Natural SDG SA                                            8,635         172
Grupo Dragados SA                                            15,900         260
Grupo Ferrovial SA                                           28,675         695
Iberdrola SA (a)                                            223,645       3,065
Inditex SA NEW (a)                                           25,000         515
Repsol YPF SA - ADR                                         145,516       1,783
Sogecable SA (a)                                                900          19
Telefonica SA (a)                                           474,477       5,076
Union Electrica Fenosa SA                                    11,000         194
                                                                       --------
                                                                         24,688
                                                                       --------

SWEDEN - 1.3%
Assa Abloy AB Class B (a)                                    91,867       1,187
Atlas Copco AB Series A                                       8,600         201
Autoliv, Inc.                                                81,457       1,809
Billerud AB (a)                                              10,200         101
Electrolux AB Series B                                      108,000       1,795
Eniro AB (a)                                                 75,100         584
ForeningsSparbanken AB                                       40,000         500
Hennes & Mauritz AB                                          20,000         397
Holmen AB Class B                                             6,500         158
Investor AB Class B                                          91,670         944
Modern Times Group AB Class B (a)                            14,800         265
Nobel Biocare AB (a)                                          2,740         162
Nordea AB (a)                                                95,100         541
Securitas AB Class B (a)                                     24,757         460
Skandia Forsakrings AB (a)                                   90,900         431
Skandinaviska Enskilda Banken AB Class A                     23,800         228
Svenska Celluosa Series B                                    15,800         536
Svenska Handelsbanken Class A                                56,026         847
Swedish Match AB (a)                                         54,965         433
Telefonaktiebolaget LM Ericsson Class B (a)                  90,800         228
                                                                       --------
                                                                         11,807
                                                                       --------

SWITZERLAND - 4.9%
Adecco SA (a)                                                 8,631         546
Barry Callebaut AG                                            8,650         923
Ciba Specialty Chemicals AG                                   2,000         154

60 International Securities Fund

INTERNATIONAL SECURITIES FUND

                                                      April 30, 2002 (Unaudited)

                                                                         MARKET
                                                           NUMBER         VALUE
                                                             OF           (000)
                                                           SHARES           $
                                                         -----------    --------
Clariant AG                                                  102,630       2,433
Compagnie Financiere Richemont AG
  Class A (Units) (a)                                         42,635         966
Credit Suisse Group (a)                                      142,986       5,092
Givaudan (a)                                                   1,462         545
Holcim, Ltd.                                                   8,533         395
Holcim, Ltd. Class B                                           4,324       1,000
Nestle SA (a)                                                 19,380       4,577
Novartis AG (a)                                              201,138       8,427
Roche Holding AG                                              76,622       5,800
STMicroelectronics NV                                         52,267       1,624
Swiss Reinsurance (a)                                         47,077       4,746
Swisscom AG                                                    4,637       1,383
Synthes-Stratec, Inc. (a)                                        561         347
UBS AG                                                       117,784       5,673
Zurich Financial Services AG (a)                               5,470       1,272
                                                                        --------
                                                                          45,903
                                                                        --------

TAIWAN - 0.2%
Taiwan Semiconductor Manufacturing
  Co., Ltd. - ADR (a)                                         98,120       1,737
United Microelectronics Corp. - ADR (a)                       19,800         200
                                                                        --------
                                                                           1,937
                                                                        --------

THAILAND - 0.0%
Bangkok Bank Pcl (a)                                          85,000         126
Bangkok Bank Pcl (a)                                         157,600         188
National Finance PCL (a)                                     282,400          85
                                                                        --------
                                                                             399
                                                                        --------

TURKEY - 0.0%
Dogan Yayin Holding AS (a)                               156,659,008         374
                                                                        --------

UNITED KINGDOM - 20.2%
3i Group PLC (a)                                             111,338       1,122
Abbey National PLC                                            46,350         737
Aegis Group PLC                                               37,500          60
Alliance Unichem PLC                                         102,000         929
Allied Domecq PLC                                            398,202       2,549
Amersham PLC                                                  80,684         777
Anglo American PLC                                            33,750         532
ARM Holdings PLC (a)                                          66,300         213
AstraZeneca PLC (a)                                           97,525       4,568
AstraZeneca PLC (a)                                           71,204       3,334
AWG PLC                                                      163,227       1,386
BAA PLC                                                      127,871       1,201
BAE Systems PLC (a)                                        1,404,670       7,141
Barclays PLC (a)                                             630,856       5,523
BBA Group PLC (a)                                             94,152         429
BG Group PLC                                                 817,204       3,648
BHP Billiton PLC                                              45,000         241
BOC Group PLC                                                185,978       2,817
Boots Co. PLC                                                327,201       3,386
BP PLC                                                       586,669       5,003
Brambles Industries PLC                                      274,600       1,360
British Airways PLC                                          559,347       1,925
British American Tobacco PLC (a)                             306,000       3,129
British Sky Broadcasting PLC (a)                             254,682       2,849
BT Group PLC                                                 692,425       2,602
Bunzl PLC                                                    285,156       2,235
Cable & Wireless PLC                                         232,200         612
Cadbury Schweppes PLC (a)                                    259,040       1,964
Canary Wharf Group PLC (a)                                    38,879         266
Centrica PLC                                                 754,413       2,321
CGNU PLC                                                     241,470       2,483
Compass Group PLC                                            199,969       1,244
Corus Group PLC (a)                                           66,569          76
Davis Service Group PLC (a)                                   66,115         456
Debenhams PLC                                                239,000       1,365
Diageo PLC (a)                                               443,909       5,891
Dixons Group PLC                                             118,978         394
easyJet PLC NEW (a)                                          138,000         965
Electrocomponents PLC                                         35,000         222
Elementis PLC                                                200,000          90
EMI Group PLC                                                 41,545         184
Exel PLC                                                       8,600         110
Gallaher Group PLC (a)                                        24,683         214
GKN PLC                                                      608,750       2,846
GlaxoSmithKline PLC                                          453,893      10,974
Granada PLC                                                  262,701         493
GUS PLC (a)                                                  292,509       2,659
Hanson PLC                                                    24,957         181
HBOS PLC (a)                                                 450,634       5,461
HSBC Holdings PLC (a)                                         35,413         421
HSBC Holdings PLC                                            264,189       3,117
Imperial Tobacco Group PLC (a)                                32,674         455
Imperial Tobacco Group PLC                                    81,693       1,157
International Power PLC (a)                                   45,983         140
Invensys PLC (a)                                              59,300          93
Johnson Matthey PLC                                           12,509         194
Lattice Group PLC                                            430,000       1,162
Legal & General Group PLC                                     96,700         221
Lloyds TSB Group PLC (a)                                     510,905       5,872
Man Group PLC                                                 33,117         462
Marks & Spencer Group PLC                                    788,219       4,558
Marks & Spencer Group PLC Class B (a)                         75,150          76
Misys PLC                                                     29,300         109
Morgan Crucible Co.                                          579,105       1,518
MyTravel Group PLC                                           121,000         383
National Grid Group PLC                                      117,555         842
Next PLC                                                      64,630         980
Old Mutual PLC                                               470,000         750
P&O Princess Cruises PLC                                      54,800         369
Pearson PLC                                                   43,200         520

                                                International Securities Fund 61

INTERNATIONAL SECURITIES FUND

                                                      April 30, 2002 (Unaudited)

                                                                          MARKET
                                                              NUMBER      VALUE
                                                                OF        (000)
                                                              SHARES        $
                                                            ---------    -------
Powergen PLC                                                  240,100      2,702
Prudential PLC (a)                                            163,236      1,736
Rail Track Group PLC (j)                                      195,904          0
Rank Group PLC                                                100,000        407
Reckitt Benckiser PLC (a)                                     108,479      1,920
Reed Elsevier PLC (a)                                         532,212      5,209
Reuters Group PLC                                              32,400        227
Rexam PLC                                                     281,897      2,051
Rio Tinto PLC                                                 219,018      4,068
Royal & Sun Alliance Insurance Group (a)                      761,007      3,348
Royal Bank of Scotland Group PLC                              221,313      6,344
Safeway PLC                                                   557,828      2,470
Sage Group PLC                                                 33,341         96
Scottish & Newcastle PLC                                       40,200        368
Scottish & Southern Energy PLC (a)                            186,258      1,831
Severn Trent Water PLC                                         48,461        553
Shell Transport & Trading Co. PLC (a)                         720,083      5,124
Shire Pharmaceuticals PLC (a)                                  17,000        126
Signet Group PLC                                              175,210        299
Six Continents PLC                                            410,456      4,541
Smith & Nephew PLC                                            206,381      1,174
Smiths Group PLC                                               51,000        602
Standard Chartered PLC                                         51,300        631
Taylor Woodrow PLC                                            171,697        525
Tesco PLC (a)                                                 251,334        963
Thistle Hotels PLC                                             93,866        190
TI Automotive, Ltd. Class A (j)                                44,875          0
Unilever PLC (a)                                              603,209      5,518
United Business Media PLC                                      64,863        495
Vodafone Group PLC (a)                                      4,567,442      7,367
Willis Group Holdings, Ltd. NEW (a)                             4,445        130
Wimpey George PLC                                             160,000        711
Wolseley PLC                                                   89,178        935
WPP Group PLC (a)                                              77,564        822
                                                                         -------
                                                                         188,049
                                                                         -------

UNITED STATES - 0.0%
Resmed, Inc. (a)                                                8,960         33
                                                                         -------

VENEZUELA - 0.0%
Cia Anonima Nacional Telefonos de
  Venezuela - CANTV - ADR                                       2,508         37
                                                                         -------

TOTAL COMMON STOCKS
(cost $834,848)                                                          851,137
                                                                         -------

PREFERRED STOCKS - 0.3%
AUSTRALIA - 0.0%
News Corp., Ltd.                                               86,035        474
                                                                         -------

BERMUDA - 0.0%
Sanwa International Finance Bermuda Trust (a)               6,000,000         19
                                                                         -------

GERMANY - 0.3%
Hugo Boss AG                                                   20,098        471
Porsche AG                                                      1,027        458
ProSieben SAT.1 Media AG (a)                                   21,025        199
Volkswagen AG (a)                                              21,200        683
Wella AG                                                       11,867        717
                                                                         -------
                                                                           2,528
                                                                         -------

THAILAND - 0.0%
Siam Commercial Bank PCL (a)                                  332,600        187
                                                                         -------

TOTAL PREFERRED STOCKS
(cost $3,100)                                                              3,208
                                                                         -------

                                                            PRINCIPAL
                                                             AMOUNT
                                                              (000)
                                                                $
                                                            ---------
LONG-TERM INVESTMENTS - 0.0%
LUXEMBOURG - 0.0%
Hellenic Exchangeable Finance SCA (conv.)
      2.000% due 08/20/05                                          76         73
                                                                         -------

TOTAL LONG-TERM INVESTMENTS
(cost $74)                                                                    73
                                                                         -------

SHORT-TERM INVESTMENTS - 7.5%
UNITED STATES - 7.5%
Frank Russell Investment Company
  Money Market Fund (e)                                        64,542     64,542
United States Treasury Bill (c)(d)(e)
      1.795% due 06/20/02                                       5,500      5,486
                                                                         -------

TOTAL SHORT-TERM INVESTMENTS
(cost $70,028)                                                            70,028
                                                                         -------

TOTAL INVESTMENTS - 99.1%
(identified cost $908,050)                                               924,446

OTHER ASSETS AND LIABILITIES,
NET - 0.9%                                                                 8,113
                                                                         -------

NET ASSETS - 100.0%                                                      932,559
                                                                         =======

See accompanying notes which are an integral part of the financial statements.

62 International Securities Fund

INTERNATIONAL SECURITIES FUND

                                                      April 30, 2002 (Unaudited)

                                                                    UNREALIZED
                                                     NOTIONAL      APPRECIATION
                                                      AMOUNT      (DEPRECIATION)
                                                      (000)           (000)
FUTURES CONTRACTS                                       $               $
                                                     ---------    --------------
LONG POSITIONS
CAC-40 Index (France)
   expiration date 06/02                                 8,116             (210)

DAX Index (Germany)
   expiration date 06/02                                 7,296             (350)

EUR STOXX 50 Index (EMU)
   expiration date 06/02                                16,108             (564)

FTSE-100 Index (UK)
   expiration date 06/02                                19,427             (334)

Hang Seng Index (Hong Kong)
   expiration date 06/02                                 2,651               29

SPI 200 Index (Australia)
   expiration date 06/02                                 2,737              (94)

TOPIX Index (Japan)
   expiration date 06/02                                14,538              287

TSE-60 Index (Canada)
   expiration date 06/02                                 4,039             (169)
                                                                  -------------

Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased                                                   (1,405)
                                                                  =============

                                                                      MARKET
                                                       % OF           VALUE
                                                        NET           (000)
INDUSTRY DIVERSIFICATION                              ASSETS            $
                                                     ---------    -------------
Auto and Transportation                                    6.9%          64,556
Consumer Discretionary                                    12.6          117,143
Consumer Staples                                           7.0           64,979
Financial Services                                        20.2          188,178
Health Care                                                6.3           58,448
Integrated Oils                                            3.4           31,682
Materials and Processing                                   9.6           89,207
Miscellaneous                                              1.8           17,256
Other Energy                                               4.3           40,627
Producer Durables                                          6.8           63,981
Technology                                                 4.5           41,934
Utilities                                                  8.2           76,354
Short-Term Investments                                     7.5           70,028
Long-Term Investments                                      0.0               73
                                                     ---------    -------------

Total Investments                                         99.1          924,446
Other Assets and Liabilities, net                          0.9            8,113
                                                     ---------    -------------

NET ASSETS                                               100.0%         932,559
                                                     =========    =============
                                                                      MARKET
                                                       % OF           VALUE
                                                        NET           (000)
GEOGRAPHIC DIVERSIFICATION                            ASSETS            $
                                                     ---------    -------------
Asia                                                      10.4%          97,821
Europe                                                    40.1          374,292
Latin America                                              0.8            7,248
Other                                                      3.0           27,188
Japan                                                     17.1          159,747
United Kingdom                                            20.2          188,049
Short-Term Investments                                     7.5           70,028
Long-Term Investments                                      0.0               73
                                                     ---------    -------------

Total Investments                                         99.1          924,446
Other Assets and Liabilities, net                          0.9            8,113
                                                     ---------    -------------

NET ASSETS                                               100.0%         932,559
                                                     =========    =============

  See accompanying notes which are an integral part of the financial statements.

                                                International Securities Fund 63

INTERNATIONAL SECURITIES FUND

                                                      April 30, 2002 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                    UNREALIZED
                                                                   APPRECIATION
    AMOUNT                   AMOUNT                               (DEPRECIATION)
     SOLD                    BOUGHT             SETTLEMENT            (000)
     (000)                   (000)                 DATE                 $
---------------         ---------------        -----------        --------------
USD         264         AUD         500          06/19/02                    (3)
USD         251         CAD         400          06/19/02                    (4)
USD         880         EUR       1,000          06/19/02                   (18)
USD         887         EUR       1,000          06/19/02                   (12)
USD         890         EUR       1,000          06/19/02                    (9)
USD       3,514         EUR       4,000          06/19/02                   (81)
USD         714         GBP         500          06/19/02                   (12)
USD         722         GBP         500          06/19/02                    (4)
USD       1,433         GBP       1,000          06/19/02                   (19)
USD         772         JPY     100,000          06/19/02                    (8)
USD       1,137         JPY     150,000          06/19/02                   (33)
USD       1,515         JPY     200,000          06/19/02                   (46)
USD       1,523         JPY     200,000          06/19/02                   (38)
USD         802         JPY     104,660          06/28/02                   (16)
USD         348         JPY      45,741          07/16/02                   (10)
USD         398         JPY      52,966          08/30/02                   (17)
USD         571         JPY      76,162          08/30/02                   (26)
AUD       1,000         USD         536          06/19/02                    (1)
AUD       4,900         USD       2,559          06/19/02                    65
CAD       1,000         USD         638          06/19/02                    --
CAD       1,100         USD         694          06/19/02                     7
CAD       4,900         USD       3,084          06/19/02                    39
EUR       1,000         USD         871          06/19/02                    27
EUR       1,500         USD       1,305          06/19/02                    43
EUR       1,700         USD       1,476          06/19/02                    51
EUR       2,000         USD       1,755          06/19/02                    42
EUR       2,000         USD       1,756          06/19/02                    41
EUR       2,000         USD       1,757          06/19/02                    40
EUR       2,000         USD       1,789          06/19/02                     8
EUR       2,000         USD       1,798          06/19/02                    (1)
EUR      29,000         USD      25,514          06/19/02                   545
GBP         500         USD         721          06/19/02                     5
GBP       1,000         USD       1,441          06/19/02                    11
GBP       1,000         USD       1,443          06/19/02                     9
GBP       1,500         USD       2,129          06/19/02                    49
GBP       3,000         USD       4,253          06/19/02                   104
GBP       7,500         USD      10,632          06/19/02                   260
JPY     100,000         USD         753          06/19/02                    28
JPY     100,000         USD         778          06/19/02                     3
JPY     150,000         USD       1,147          06/19/02                    24
JPY     150,000         USD       1,156          06/19/02                    14
JPY     200,000         USD       1,520          06/19/02                    41
JPY     200,000         USD       1,534          06/19/02                    28
JPY     500,000         USD       3,825          06/19/02                    77
JPY   1,050,000         USD       8,171          06/19/02                    25
                                                                          -----
                                                                          1,228
                                                                          =====

See accompanying notes which are an integral part of the financial statements.

64 International Securities Fund

INTERNATIONAL SECURITIES FUND

                                                      April 30, 2002 (Unaudited)

FOREIGN CURRENCY EXCHANGE SPOT CONTRACTS


                                                                    UNREALIZED
                                                                   APPRECIATION
    AMOUNT                AMOUNT                                  (DEPRECIATION)
     SOLD                 BOUGHT               SETTLEMENT             (000)
    (000)                  (000)                  DATE                  $
--------------         -------------           ----------         --------------
USD        109         AUD       204            05/02/02                     --
USD        192         CHF       311            05/02/02                     (1)
USD        285         CHF       462            05/02/02                     (1)
USD        187         CHF       303            05/03/02                     (1)
USD        251         DKK     2,081            05/01/02                     (1)
USD         31         DKK       257            05/02/02                     --
USD         63         EUR        70            05/02/02                     --
USD        246         EUR       273            05/02/02                     --
USD        361         EUR       400            05/02/02                      1
USD        405         EUR       450            05/02/02                     --
USD         16         EUR        18            05/03/02                     --
USD         76         EUR        85            05/03/02                     --
USD        144         EUR       160            05/03/02                     --
USD          1         EUR         1            05/06/02                     --
USD         61         EUR        68            05/06/02                     --
USD         43         EUR        48            05/07/02                     --
USD        133         GBP        92            05/02/02                     --
USD          1         HKD         5            05/02/02                     --
USD         69         JPY     8,850            05/01/02                     --
USD         23         JPY     2,911            05/02/02                     --
USD         40         JPY     5,173            05/02/02                     --
USD        171         JPY    21,962            05/02/02                     --
USD         19         JPY     2,402            05/07/02                     --
USD         23         JPY     2,916            05/07/02                     --
USD        111         SEK     1,136            05/02/02                     --
USD        123         SEK     1,259            05/02/02                      1
USD        128         SEK     1,316            05/02/02                      1
USD         84         SGD       153            05/03/02                     --
AUD        372         USD       200            05/02/02                     (1)
CAD         19         USD        12            05/01/02                     --
CAD         28         USD        18            05/01/02                     --
CAD         67         USD        43            05/02/02                     --
CAD         97         USD        62            05/02/02                     --
CAD        441         USD       282            05/03/02                     --
CHF        151         USD        93            05/03/02                     --
CHF        498         USD       308            05/03/02                     (1)
CHF        153         USD        95            05/06/02                     --
EUR          7         USD         6            05/02/02                     --
EUR          7         USD         6            05/02/02                     --
EUR         19         USD        17            05/02/02                     --
EUR         34         USD        31            05/02/02                     --
EUR         44         USD        39            05/02/02                     --
EUR        160         USD       144            05/02/02                     --
EUR        179         USD       161            05/02/02                     --
EUR        344         USD       311            05/02/02                     (1)
EUR          7         USD         6            05/03/02                     --
EUR          7         USD         7            05/03/02                     --
EUR         33         USD        30            05/03/02                     --
EUR         86         USD        77            05/03/02                     --
EUR        247         USD       223            05/03/02                     --
EUR        516         USD       465            05/06/02                     --
GBP        140         USD       204            05/01/02                     (1)
GBP        147         USD       215            05/01/02                     --
GBP        151         USD       221            05/01/02                     (1)
GBP         11         USD        16            05/02/02                     --
GBP         63         USD        92            05/02/02                     --
GBP         67         USD        98            05/02/02                     --
GBP         12         USD        17            05/03/02                     --
GBP         58         USD        85            05/03/02                     --
HKD        259         USD        33            05/02/02                     --
HKD      1,230         USD       158            05/02/02                     --
HKD      1,377         USD       177            05/02/02                     --
JPY      1,967         USD        15            05/01/02                     --
JPY     22,657         USD       176            05/01/02                     --
JPY      3,019         USD        24            05/02/02                     --
JPY     11,538         USD        90            05/02/02                     (1)
JPY     13,743         USD       107            05/02/02                     (1)
JPY     23,849         USD       186            05/02/02                     --
JPY     25,265         USD       198            05/02/02                     (1)
SEK        899         USD        88            05/02/02                     (1)
SEK      1,539         USD       150            05/02/02                     (1)
SEK        863         USD        84            05/03/02                     (1)
SEK      2,222         USD       218            05/03/02                     (2)
SGD         73         USD        40            05/02/02                     --
SGD         57         USD        32            05/03/02                     --
SGD         73         USD        40            05/06/02                     --
                                                                             --
                                                                         ------
                                                                            (14)
                                                                         ======

  See accompanying notes which are an integral part of the financial statements.

                                                International Securities Fund 65

INTERNATIONAL SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2002 (Unaudited)

ASSETS
Investments at market (identified cost $908,050) ....................................   $  924,446
Foreign currency holdings (identified cost $7,001) ..................................        7,108
Unrealized appreciation on forward foreign currency exchange contracts ..............        1,586
Unrealized appreciation on foreign currency exchange spot contracts .................            3
Receivables:
   Dividends and interest ...........................................................        2,672
   Investments sold .................................................................       11,169
   Fund shares sold .................................................................        1,898
   Foreign taxes recoverable ........................................................          954
   From Advisor .....................................................................            7
   Daily variation margin on futures contracts ......................................          356
                                                                                        ----------
      Total assets ..................................................................      950,199

LIABILITIES
Payables:
   Investments purchased ..................................................  $ 15,219
   Fund shares redeemed ...................................................       738
   Accrued fees to affiliates .............................................       994
   Other accrued expenses .................................................       314
Unrealized depreciation on forward foreign currency exchange contracts ....       358
Unrealized depreciation on foreign currency exchange spot contracts .......        17
                                                                             --------
      Total liabilities .............................................................       17,640
                                                                                        ----------
NET ASSETS ..........................................................................   $  932,559
                                                                                        ==========
NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income ........................   $   (3,157)
Accumulated distributions in excess of net realized gain ............................     (120,858)
Unrealized appreciation (depreciation) on:
   Investments ......................................................................       16,396
   Futures contracts ................................................................       (1,405)
   Foreign currency-related transactions ............................................        1,380
Shares of beneficial interest .......................................................          190
Additional paid-in capital ..........................................................    1,040,013
                                                                                        ----------
NET ASSETS ..........................................................................   $  932,559
                                                                                        ==========
NET ASSET VALUE, offering and redemption price per share:
   Class C ($17,694,709 divided by 372,113 shares of $.01 par value
     shares of beneficial interest outstanding) .....................................   $    47.55
                                                                                        ==========
   Class E ($18,051,166 divided by 370,428 shares of $.01 par value
     shares of beneficial interest outstanding) .....................................   $    48.73
                                                                                        ==========
   Class S ($896,812,851 divided by 18,257,775 shares of $.01 par value
     shares of beneficial interest outstanding) .....................................   $    49.12
                                                                                        ==========

See accompanying notes which are an integral part of the financial statements.

66 International Securities Fund

INTERNATIONAL SECURITIES FUND

STATEMENT OF OPERATIONS

Amounts in thousands         For the Six Months Ended April 30, 2002 (Unaudited)

INVESTMENT INCOME
   Dividends ........................................................................   $    7,526
   Dividends from Money Market Fund .................................................          568
   Interest .........................................................................           70
   Less foreign taxes withheld ......................................................         (811)
                                                                                        ----------
      Total investment income .......................................................        7,353

EXPENSES
   Advisory fees ..........................................................  $  3,926
   Administrative fees - Class C ..........................................         5
   Administrative fees - Class E ..........................................         5
   Administrative fees - Class S ..........................................       267
   Custodian fees .........................................................     1,166
   Distribution fees - Class C ............................................        55
   Transfer agent fees ....................................................       788
   Professional fees ......................................................        61
   Registration fees ......................................................        87
   Shareholder servicing fees - Class C ...................................        18
   Shareholder servicing fees - Class E ...................................        21
   Trustees' fees .........................................................        11
   Miscellaneous ..........................................................        72
                                                                             --------
   Expenses before reductions .............................................     6,482
   Expense reductions .....................................................        (1)
                                                                             --------
      Expenses, net .................................................................        6,481
                                                                                        ----------
Net investment income ...............................................................          872
                                                                                        ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments ............................................................   (41,945)
   Futures contracts ......................................................     4,289
   Foreign currency-related transactions ..................................    (2,929)     (40,585)
                                                                             --------
Net change in unrealized appreciation (depreciation) on:
   Investments ............................................................   101,434
   Futures contracts ......................................................    (1,856)
   Foreign currency-related transactions ..................................     2,838      102,416
                                                                             --------   ----------
Net realized and unrealized gain (loss) .............................................       61,831
                                                                                        ----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ...............................   $   62,703
                                                                                        ==========

  See accompanying notes which are an integral part of the financial statements.

                                                International Securities Fund 67

INTERNATIONAL SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                            SIX MONTHS ENDED          FISCAL
                                                                             APRIL 30, 2002         YEAR ENDED
                                                                               (UNAUDITED)       OCTOBER 31, 2001
                                                                            ----------------     ----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income .................................................        $      872           $    5,925
   Net realized gain (loss) ..............................................           (40,585)            (144,574)
   Net change in unrealized appreciation (depreciation) ..................           102,416             (131,611)
                                                                                  ----------           ----------
      Net increase (decrease) in net assets from operations ..............            62,703             (270,260)
                                                                                  ----------           ----------
DISTRIBUTIONS
   From net investment income
      Class S ............................................................                --                 (161)
   From net realized gain
      Class C ............................................................                --                 (552)
      Class E ............................................................                --                 (485)
      Class S ............................................................                --              (46,040)
                                                                                  ----------           ----------
         Net decrease in net assets from distributions ...................                --              (47,238)
                                                                                  ----------           ----------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions .........            28,632               75,738
                                                                                  ----------           ----------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS ..............................            91,335             (241,760)

NET ASSETS
   Beginning of period ...................................................           841,224            1,082,984
                                                                                  ----------           ----------
   End of period (including accumulated distributions in excess of net
     investment income of $3,157 and $4,029, respectively) ...............        $  932,559           $  841,224
                                                                                  ==========           ==========

See accompanying notes which are an integral part of the financial statements.

68 International Securities Fund

INTERNATIONAL SECURITIES FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                         FISCAL YEARS ENDED
                                                                            OCTOBER 31,
                                                                       ---------------------
                                                             2002*        2001       2000**     1999***
                                                           ---------   ---------   ---------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD ..................... $   44.53   $   62.46   $   74.51   $   60.66
                                                           ---------   ---------   ---------   ---------
INCOME FROM OPERATIONS
   Net investment income (loss)(a) .......................      (.16)       (.19)        .17        (.32)
   Net realized and unrealized gain (loss) ...............      3.18      (14.94)      (9.68)      17.92
                                                           ---------   ---------   ---------   ---------
      Total income from operations .......................      3.02      (15.13)      (9.51)      17.60
                                                           ---------   ---------   ---------   ---------
DISTRIBUTIONS
   From net investment income ............................        --          --          --        (.17)
   From net realized gain ................................        --       (2.80)      (2.54)      (3.58)
                                                           ---------   ---------   ---------   ---------
      Total distributions ................................        --       (2.80)      (2.54)      (3.75)
                                                           ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD ........................... $   47.55   $   44.53   $   62.46   $   74.51
                                                           =========   =========   =========   =========
TOTAL RETURN (%)(b) ......................................      6.78      (25.29)     (13.13)      29.39

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ..............    17,695      12,470      11,849       7,522

   Ratios to average net assets (%)(c):
      Operating expenses, net ............................      2.41        2.41        2.29        2.30
      Operating expenses, gross ..........................      2.41        2.41        2.30        2.30
      Net investment income (loss) .......................      (.69)       (.36)        .30        (.51)

   Portfolio turnover rate (%) ...........................     40.82      104.65      101.84      120.52

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period January 27, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                International Securities Fund 69

INTERNATIONAL SECURITIES FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                              FISCAL YEARS ENDED
                                                                  OCTOBER 31,               YEARS ENDED DECEMBER 31,
                                                              ------------------   ----------------------------------------
                                                     2002*      2001      2000**     1999       1998       1997     1996***
                                                   -------    -------    -------   -------    -------    -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD ............. $ 45.47    $ 63.24    $ 74.95   $ 60.68    $ 54.64    $ 58.47    $ 58.56
                                                   -------    -------    -------   -------    -------    -------    -------
INCOME FROM OPERATIONS
   Net investment income (loss)(a)(d) ............      --        .21        .57       .40        .28        .35       (.03)
   Net realized and unrealized gain (loss) .......    3.26     (15.18)     (9.74)    17.72       6.53       (.64)      1.68
                                                   -------    -------    -------   -------    -------    -------    -------
      Total income from operations ...............    3.26     (14.97)     (9.17)    18.12       6.81       (.29)      1.65
                                                   -------    -------    -------   -------    -------    -------    -------
DISTRIBUTIONS
   From net investment income ....................      --         --         --      (.27)      (.57)      (.29)      (.43)
   From net realized gain ........................      --      (2.80)     (2.54)    (3.58)      (.20)     (3.25)     (1.31)
                                                   -------    -------    -------   -------    -------    -------    -------
      Total distributions ........................      --      (2.80)     (2.54)    (3.85)      (.77)     (3.54)     (1.74)
                                                   -------    -------    -------   -------    -------    -------    -------
NET ASSET VALUE, END OF PERIOD ................... $ 48.73    $ 45.47    $ 63.24   $ 74.95    $ 60.68    $ 54.64    $ 58.47
                                                   =======    =======    =======   =======    =======    =======    =======
TOTAL RETURN (%)(b) ..............................    7.17     (24.70)    (12.58)    30.21      12.53       (.41)      2.86

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ......  18,051     15,897      9,964     5,552      4,431      1,271        623

   Ratios to average net assets (%)(c):
      Operating expenses, net ....................    1.67       1.66       1.54      1.55       1.64       1.96       2.00
      Operating expenses, gross ..................    1.67       1.66       1.55      1.55       1.64       1.96       2.00
      Net investment income (loss) ...............    (.01)       .41       1.00       .61        .49        .19       (.61)

   Portfolio turnover rate (%) ...................   40.82     104.65     101.84    120.52      68.46      73.54      42.43

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period November 4, 1996 (commencement of sale) to December 31, 1996.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) Less than $.01 per share for the period ended April 30, 2002.

70 International Securities Fund

INTERNATIONAL SECURITIES FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                              FISCAL YEARS ENDED
                                                                  OCTOBER 31,                  YEARS ENDED DECEMBER 31,
                                                            ----------------------  ----------------------------------------------
                                                   2002*       2001       2000**       1999        1998        1997        1996
                                                ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD .......... $    45.78  $    63.51  $    75.11  $    60.86  $    54.69  $    58.48  $    56.61
                                                ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM OPERATIONS
   Net investment income (a) ..................        .05         .34         .76         .51         .69         .56         .53
   Net realized and unrealized gain (loss) ....       3.29      (15.26)      (9.82)      17.82        6.32        (.46)       3.72
                                                ----------  ----------  ----------  ----------  ----------  ----------  ----------
      Total income from operations ............       3.34      (14.92)      (9.06)      18.33        7.01         .10        4.25
                                                ----------  ----------  ----------  ----------  ----------  ----------  ----------
DISTRIBUTIONS
   From net investment income .................         --        (.01)         --        (.50)       (.64)       (.64)       (.48)
   From net realized gain .....................         --       (2.80)      (2.54)      (3.58)       (.20)      (3.25)      (1.90)
                                                ----------  ----------  ----------  ----------  ----------  ----------  ----------
      Total distributions .....................         --       (2.81)      (2.54)      (4.08)       (.84)      (3.89)      (2.38)
                                                ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD ................ $    49.12  $    45.78  $    63.51  $    75.11  $    60.86  $    54.69  $    58.48
                                                ==========  ==========  ==========  ==========  ==========  ==========  ==========
TOTAL RETURN (%)(b) ...........................       7.30      (24.51)     (12.40)      30.52       12.90         .26        7.63

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ...    896,813     812,857   1,061,171   1,133,495     940,779     839,767     743,615

   Ratios to average net assets (%)(c):
      Operating expenses, net .................       1.45        1.42        1.29        1.30        1.22        1.26        1.30
      Operating expenses, gross ...............       1.46        1.42        1.30        1.30        1.22        1.26        1.31
      Net investment income ...................        .22         .62        1.31         .79        1.15         .91         .91

   Portfolio turnover rate (%) ................      40.82      104.65      101.84      120.52       68.46       73.54       42.43

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                International Securities Fund 71

EMERGING MARKETS FUND

STATEMENT OF NET ASSETS


                                                      April 30, 2002 (Unaudited)

                                                                          MARKET
                                                              NUMBER       VALUE
                                                                OF         (000)
                                                              SHARES         $
                                                            ----------    ------
COMMON STOCKS - 86.7%
ARGENTINA - 0.4%
Central Costanera (a)                                          437,100       126
IRSA Inversiones y Representaciones SA Class B (a)             381,802       218
Perez Companc SA Class B (a)                                   509,000       378
Siderar SA Class A (a)                                          13,026        13
Siderca SAIC                                                   350,000       596
                                                                          ------
                                                                           1,331
                                                                          ------

BRAZIL - 1.8%
Banco Bradesco SA/Brazil - ADR                                  14,800       438
Brasil Telecom Participacoes SA                             22,269,000       163
Brasil Telecom Participacoes SA - ADR                           24,900       969
Cellular CRT Participacoes SA - Receipt                         61,399        11
Centrais Eletricas Brasileiras SA                           24,791,996       376
Cia Paranaense de Energia                                   60,000,000       404
Cia Siderurgica Nacional SA                                 35,959,500       711
Cia Siderurgica Nacional SA - ADR                                4,500        89
Cia Vale do Rio Doce - ADR (a)                                  17,382       474
Embratel Participacoes SA (a)                               11,727,000        40
Empresa Brasileira de Aeronautica SA                            40,300       206
Investimentos Itausa                                            29,677         5
Petroleo Brasileiro SA - Petrobras - ADR                        46,410     1,142
Souza Cruz SA                                                  104,000       715
Tele Norte Leste Participacoes SA                           18,732,000       209
Votorantim Celulose e Papel SA - VCP - ADR                      22,300       430
                                                                          ------
                                                                           6,382
                                                                          ------

CAYMAN ISLANDS - 0.1%
Hindustan Lever, Ltd. 2004 Warrants (a)                         27,000       112
Infosys Technologies, Ltd. 2004 Warrants (a)                     2,130       161
                                                                          ------
                                                                             273
                                                                          ------

CHILE - 1.6%
Banco Santander Chile - ADR                                     15,600       248
Banco Santiago SA - ADR                                         14,800       286
BBVA Banco BHIF - ADR                                           33,600       409
Cia Cervecerias Unidas SA - ADR                                 44,300       672
Cia de Telecomunicaciones de Chile SA - ADR                     63,169       949
Coca-Cola Embonor SA - ADR (a)                                 109,300       438
Distribucion y Servicio D&S SA - ADR                            73,100     1,107
Embotelladora Andina SA Class B- ADR                            58,000       380
Empresa Nacional de Electricidad SA/Chile - ADR                 69,593       645
Enersis SA - ADR                                                 2,700        24
Quinenco SA - ADR                                               89,000       499
                                                                          ------
                                                                           5,657
                                                                          ------

CHINA - 3.2%
Aluminum Corp. of China, Ltd.                                3,706,000       665
Aluminum Corp. of China, Ltd. - ADR                              1,600        29
China Petroleum & Chemical Corp. Class H                    10,333,200     1,656
China Shipping Development Co., Ltd.                           922,000       182
China Southern Airlines Co., Ltd.                              644,000       215
Cosco Pacific, Ltd.                                            920,000       725
Guangdong Kelon Electric (a)                                 1,027,300       159
Huaneng Power International, Inc. Class H                    1,354,000     1,016
Jiangsu Express                                              4,375,900     1,164
PetroChina Co., Ltd.                                         3,816,000       778
Shenzhen Expressway Co., Ltd.                                4,800,000     1,151
Sinopec Beijing Yanhua Petrochemical Co., Ltd.               4,450,000       656
Sinopec Shanghai Petrochemical Co., Ltd.                     5,430,000       731
Sinopec Yizheng Chemical Fibre Co., Ltd.                     1,409,000       240
Travelsky Technology, Ltd.                                     499,800       385
Yanzhou Co.al Mining Co., Ltd. Class H                       2,500,000     1,002
Zhejiang Expressway Co., Ltd.                                1,700,000       490
                                                                          ------
                                                                          11,244
                                                                          ------

CROATIA - 0.2%
Pliva D.D. - GDR                                                61,500       879
                                                                          ------

CZECH REPUBLIC - 0.7%
Cesky Telecom AS                                                68,000       650
CEZ                                                            285,000       690
Komercni Banka AS (a)                                            7,260       374
Philip Morris                                                    3,500       850
                                                                          ------
                                                                           2,564
                                                                          ------

ECUADOR - 0.2%
La Cemento Nacional Ecuador - GDR (144A)                           700        91
La Cemento Nacional Ecuador - GDR                                4,800       624
                                                                          ------
                                                                             715
                                                                          ------

EGYPT - 0.3%
Al-Ahram Beverages Co. - GDR (a)                                50,800       411
Mobinil-Egyptian Mobile Network                                 45,110       272
Orascom Construction Industries                                 60,049       396
                                                                          ------
                                                                           1,079
                                                                          ------

GHANA - 0.2%
Ashanti Goldfields Co., Ltd. - GDR (a)                         159,978       800
                                                                          ------

GREECE - 0.1%
Attica Enterprise Holding SA (a)                               123,600       385
                                                                          ------

72 Emerging Markets Fund

EMERGING MARKETS FUND

                                                     April 30, 2002 (Unaudited)

                                                                         MARKET
                                                             NUMBER       VALUE
                                                               OF         (000)
                                                             SHARES         $
                                                           ----------    ------
HONG KONG - 2.8%
Brilliance China Automotive Holdings, Ltd.                  1,280,000       220
China Merchants Holdings International Co., Ltd.              362,000       278
China Mobile, Ltd. (a)                                      1,781,300     5,836
China Mobile, Ltd.- ADR (a)                                    18,200       302
China Overseas Land & Invest                                2,531,000       305
China Resources Enterprise                                    231,000       224
China Unicom, Ltd. (a)                                      1,188,000     1,158
Citic Pacific, Ltd.                                            33,000        67
CNOOC, Ltd.                                                   310,000       411
Giordano International, Ltd.                                  388,000       248
Global Bio-Chem Technology Group Co, Ltd. (a)                 400,000       141
Legend Group, Ltd.                                            427,000       172
New World China Land, Ltd. (a)                                458,800       131
TCL International Holdings, Ltd.                            1,674,000       504
                                                                         ------
                                                                          9,997
                                                                         ------

HUNGARY - 1.4%
Egis Rt.                                                        1,300        73
Gedeon Richter Rt. - GDR                                       13,996       894
Matav Rt                                                      136,600       518
Matav Rt - ADR                                                 50,042       946
Mol Magyar Olaj- es Gazipari Rt.                               32,126       671
Mol Magyar Olaj- es Gazipari Rt. - GDR                         58,946     1,223
OTP Bank Rt.                                                   73,340       650
                                                                         ------
                                                                          4,975
                                                                         ------

INDIA - 3.0%
Ashok Leyland, Ltd. - GDR (a)                                   6,600        37
Bajaj Auto, Ltd. - GDR                                         71,000       781
Bses, Ltd. - GDR                                               27,000       402
Dr Reddy's Laboratories, Ltd. - ADR                             8,800       192
Genesis India Investment Co. (a)                              471,800     4,175
HDFC Bank, Ltd. - ADR                                           8,000       121
ICICI, Ltd. - ADR                                              32,000       204
Indo Gulf Corp., Ltd. - GDR (a)                               491,200       393
Indo Gulf Corp., Ltd. - GDR (144A)                             70,000        56
Infosys Technologies, Ltd. - ADR                               21,500     1,334
ITC, Ltd. - GDR                                                22,400       295
Mahanagar Telephone Nigam - ADR (a)                            45,200       289
Ranbaxy Laboratories, Ltd. - GDR                               16,000       301
Reliance Industries, Ltd. - GDR (a)                            65,600       827
Satyam Computer Services - ADR                                 12,000       143
State Bank of India, Ltd. - GDR                                34,100       414
Wipro, Ltd. - ADR                                              23,500       793
                                                                         ------
                                                                         10,757
                                                                         ------

INDONESIA - 3.0%
Bank Central Asia Tbk PT                                    7,725,000     2,194
Gudang Garam Tbk PT                                           409,000       502
Gulf Indonesia Resources, Ltd. (a)                             53,200       587
HM Sampoerna Tbk PT                                           982,500       461
Matahari Putra Prima Tbk PT                                11,000,000       884
PT Astra International Tbk (a)                              1,174,500       491
Ramayana Lestari Sentosa Tbk PT                             2,274,000       896
Semen Gresik Persero Tbk PT                                   642,000       702
Telekomunikasi Indonesia Tbk PT                             8,400,000     3,781
Telekomunikasi Indonesia Tbk PT - ADR                          32,616       291
                                                                         ------
                                                                         10,789
                                                                         ------

ISRAEL - 2.1%
Bank Hapoalim, Ltd.                                            99,470       152
Bank Leumi Le-Israel                                          468,000       579
Bezeq Israeli Telecommunication Corp., Ltd. (a)               264,600       250
Check Point Software Technologies (a)                          55,990     1,016
Check Point Software Technologies, Ltd.                         3,800        68
Elbit Systems, Ltd.                                             5,700        93
Israel Chemicals, Ltd.                                      1,285,000     1,245
Lumenis, Ltd. (a)                                               9,100        78
Migdal Insurance Holdings, Ltd.                               134,899       133
Orbotech, Ltd. (a)                                             33,665       874
Precise Software Solutions, Ltd. (a)                           10,700       141
Scitex Corp., Ltd. (a)                                        159,000       485
Super-Sol, Ltd.                                               157,583       532
Taro Pharmaceuticals Industries (a)                             5,050       111
Teva Pharmaceutical Industries - ADR                           30,618     1,715
TTI Team Telecom International, Ltd. (a)                        6,200       147
                                                                         ------
                                                                          7,619
                                                                         ------

JAPAN - 0.1%
THK Co., Ltd. (a)                                             316,000       316
                                                                         ------

JORDAN - 0.1%
Arab Bank PLC                                                   1,410       374
                                                                         ------

LUXEMBOURG - 1.1%
F&C Emerging Markets - Taiwan Investment Co. Sicav/The (a)    161,200     1,643
F&C Indian Investment Co. Sicav (a)                           231,089       964
Infosys Technologies, Ltd. 2002 Warrants (a)                    1,000        75
Millicom International Cellular SA (a)                         63,700       274
Quilmes Industrial SA                                         571,000       300
Quilmes Industrial SA - ADR                                    21,750       253
UBS AG 2003 Warrants (a)                                    5,475,200       138
                                                                         ------
                                                                          3,647
                                                                         ------

                                                       Emerging Markets Fund 73

EMERGING MARKETS FUND

                                                      April 30, 2002 (Unaudited)

                                                                        MARKET
                                                           NUMBER       VALUE
                                                             OF         (000)
                                                           SHARES         $
                                                          ---------    --------
MALAYSIA - 3.8%
British American Tobacco Malaysia BHD                        88,700         829
Commerce Asset Holdings BHD                                  76,000         183
Genting BHD                                                 320,400       1,315
Golden Hope Plantations BHD                                 389,000         362
Hong Leong Bank BHD                                         250,000         355
IJM Corp. BHD                                               570,000         818
IOI Corporated Berhad                                       416,000         701
Lam Soon Huat Development                                   196,000         297
Magnum Corp. BHD                                            908,000         710
Malakoff BHD                                                753,000         769
Malayan Banking BHD                                         241,800         585
OYL Industries BHD                                           58,000         328
Perusahaan Otomobil Nasional                                140,000         416
Petronas Gas BHD                                             39,000          72
Public Bank Berhad (Alien Market)                         1,071,000       1,105
Public Finance Berhad (Alien Market)                         10,000          17
Resorts World BHD                                           421,000       1,163
Road Builder Holdings BHD                                   554,000         904
Sime Darby BHD                                              142,000         202
TAN Chong Motor Holdings BHD                                908,000         380
Tanjong PLC                                                  52,000         146
Telekom Malaysia BHD                                        403,044       1,029
Tenaga Nasional BHD                                          28,000          83
UMW Holdings BHD                                            215,000         509
YTL Corp. BHD                                                92,820         123
                                                                       --------
                                                                         13,401
                                                                       --------

MEXICO - 10.4%
Alfa SA de CV (a)                                           413,800         834
America Movil SA de CV - ADR                                207,734       3,874
Apasco SA de CV                                              36,100         252
Carso Global Telecom SA de CV (a)                           338,056         803
Cemex SA de CV                                              316,833       2,008
Cemex SA de CV - ADR                                         73,774       2,339
Coca-Cola Femsa SA - ADR                                     46,450       1,290
Consorico ARA SA de CV (a)                                  204,200         394
Controladora Comercial Mexicana SA de CV Units            1,064,200         897
Corp Durango SA de CV - ADR (a)                              17,250          70
Corp GEO SA de CV Series B (a)                               53,000         116
Corp Interamericana de Entretenimiento SA Class B (a)        42,468         116
Cydsa SA de CV (a)                                          277,000         148
Fomento Economico Mexicano SA de CV - ADR                    61,950       2,964
Grupo Aeroportuario del Sureste SA de CV - ADR               14,650         248
Grupo Cementos Chihuahua Series B                           152,900         120
Grupo Elektra SA de CV                                      233,500         230
Grupo Elektra SA de CV - GDR                                 14,000         136
Grupo Financiero Banorte SA de CV (a)                       813,500       2,174
Grupo Financiero BBVA Bancomer (a)                        1,973,800       1,961
Grupo Iusacell SA de CV - ADR (a)                            65,407         209
Grupo Mexico SA de CV Series B                              155,500         295
Grupo Modelo SA Series C                                    327,900         889
Grupo Televisa SA - ADR (a)                                  48,965       2,213
Hylsamex SA de CV Class B (a)                               230,000         169
Kimberly-Clark de Mexico SA de CV Class A                   254,600         815
Organizacion Soriana SA de CV Class B (a)                   182,550         631
Telefonos de Mexico SA de CV - ADR                          200,374       7,583
Tubos de Acero de Mexico SA - ADR                            21,800         230
TV Azteca SA de CV - ADR                                     83,200         670
Vitro SA de CV Series A (a)                                 177,600         220
Wal-Mart de Mexico SA de CV                                 320,500       1,072
Wal-Mart de Mexico SA de CV Series C                        362,477       1,017
                                                                       --------
                                                                         36,987
                                                                       --------

PANAMA - 0.1%
Banco Latinoamericano de Exportaciones SA Class E            19,500         363
                                                                       --------

PERU - 0.4%
Cia de Minas Buenaventura SA - ADR                           42,450       1,132
Cia de Minas Buenaventura SA Class B                         21,800         290
Credicorp, Ltd.                                              12,150         113
Volcan Cia Minera SAA Class B                               306,400          21
                                                                       --------
                                                                          1,556
                                                                       --------

PHILIPPINES - 1.2%
Ayala Corp.                                                 160,800          19
Ayala Land, Inc.                                          7,050,000         975
Equitable PCI Bank (a)                                      620,200         459
Manila Electric Co. Class B (a)                           1,632,040       1,257
Metropolitan Bank & Trust                                 1,019,350         785
Philippine Long Distance Telephone (a)                       16,000         145
SM Prime Holdings                                         1,500,000         175
Universal Robina Corp.                                    3,534,300         286
                                                                       --------
                                                                          4,101
                                                                       --------

POLAND - 0.9%
Agora SA - GDR (a)                                           10,900         169
Bank Pekao SA                                                25,414         700
Bank Przemyslowo-Handlowy PBK SA - GDR (a)                   12,100         425
Bank Zachodni WBK SA (a)                                      7,430         135
Polski Koncern Naftowy Orlen                                127,200         586
Polski Koncern Naftowy Orlen - GDR                           80,581         738
Telekomunikacja Polska SA - GDR (a)                          90,208         299
                                                                       --------
                                                                          3,052
                                                                       --------

74 Emerging Markets Fund

EMERGING MARKETS FUND

                                                      April 30, 2002 (Unaudited)

                                                                          MARKET
                                                               NUMBER     VALUE
                                                                 OF       (000)
                                                               SHARES       $
                                                             ---------    ------
RUSSIA - 5.2%
LUKOIL - ADR                                                    55,696     4,013
MMC Norilsk Nickel - ADR (a)                                    46,938     1,111
Mobile Telesystems - ADR                                        28,553       895
Mosenergo - ADR                                                 26,900       113
OAO Gazprom - ADR (a)                                          69,100      1,106
Surgutneftegaz - ADR                                           218,683     4,152
Unified Energy System - ADR (a)                                 32,387       484
Unified Energy System - GDR (a)                                 61,372       911
Vimpel-Communications - ADR (a)                                 43,855     1,039
Wimm-Bill-Dann Foods OJSC - ADR NEW (a)                          9,600       226
YUKOS - ADR                                                     29,501     4,337
                                                                          ------
                                                                          18,387
                                                                          ------

SINGAPORE - 0.0%
Golden Agri-Resources, Ltd. (a)                                814,300        52
                                                                          ------

SOUTH AFRICA - 6.1%
ABSA Group, Ltd.                                               585,367     1,707
Aeci, Ltd.                                                     539,000     1,024
African Bank Investments, Ltd.                                 302,900       214
Alexander Forbes, Ltd.                                         489,368       672
Anglo American Platinum Corp., Ltd.                             27,560     1,315
Anglogold, Ltd.                                                 15,810       860
Anglovaal Industries, Ltd.                                     110,000       142
Barloworld, Ltd.                                               146,437       889
FirstRand, Ltd.                                              1,043,310       775
Gencor, Ltd.                                                    37,900       198
Gold Fields, Ltd.                                               32,800       396
Harmony Gold Mining Co., Ltd. - ADR                             25,099       328
Impala Platinum Holdings, Ltd.                                  34,850     2,269
Imperial Holdings, Ltd.                                         40,541       191
Kumba Resources, Ltd. (a)                                      139,600       554
M-Cell, Ltd.                                                   708,900       867
Nedcor, Ltd.                                                    23,500       303
Primedia, Ltd.                                                  87,500        32
Primedia, Ltd. Class N                                         467,500       156
Remgro, Ltd.                                                    40,700       264
Sanlam, Ltd.                                                 1,258,000     1,053
Sappi, Ltd.                                                    237,200     2,919
Sasol, Ltd.                                                    261,443     2,779
Shoprite Holdings, Ltd.                                        255,837       179
Standard Bank Investment Corp., Ltd.                           253,003       819
Super Group, Ltd.                                              189,600       114
Tongaat-Hulett Group, Ltd.                                     103,000       531
Venfin, Ltd. (a)                                               184,400       305
                                                                          ------
                                                                          21,855
                                                                          ------

SOUTH KOREA - 18.1%
Daeduck Electronics Co.                                         49,212       569
Daelim Industrial Co.                                           93,000     1,133
Daewoo Securities Co., Ltd. (a)                                 82,430       498
Daewoo Shipbuilding & Marine
  Engineering Co., Ltd. (a)                                     52,000       359
Daishin Securities Co.                                          14,700       266
Dongkuk Steel Mill                                             145,680       654
Doosan Heavy Industries and
  Construction Co., Ltd.                                        68,640       469
Hana Bank                                                       20,000       262
Hanil Cement Manufacturing                                       9,500       334
Hanjin Shipping                                                 65,000       366
Hanwha Chem Corp. (a)                                           47,000       202
Hite Brewery Co., Ltd.                                           7,510       422
Hyundai Development Co.                                         55,000       304
Hyundai Heavy Industries                                        15,000       345
Hyundai Mobis                                                   40,600       998
Hyundai Motor Co.                                              141,508     5,269
Hyundai Securities Co. (a)                                      61,000       442
Kangwon Land, Inc.                                               8,122       948
Kookmin Bank                                                   151,969     6,945
Kookmin Credit Card Co., Ltd.                                   26,896       983
KorAm Bank (a)                                                  38,020       363
Korea Electric Power Corp.                                      66,368     1,261
Korea Electric Power Corp. - ADR                                13,148       141
Korea Tobacco & Ginseng Corp.                                   48,200       692
Korea Tobacco & Ginseng Corp. - GDR                             26,900       191
Korean Air Co., Ltd.                                            45,000       702
KT Corp.                                                        21,100       953
KT Corp. - ADR                                                  37,539       850
KT Freetel (a)                                                  42,700     1,279
LG Chem, Ltd.                                                   65,462     1,986
LG Electronics Investment, Ltd.                                  6,370       281
LG Electronics, Inc. (a)                                        57,330     2,268
LG Household & Health Care, Ltd.                                 7,180       222
Lotte Confectionery Co., Ltd.                                    2,600     1,311
POSCO                                                           20,011     1,995
POSCO - ADR                                                     19,000       465
S-Oil Corp.                                                     41,360       817
S1 Corp.                                                        39,981       678
Samsung Electro-Mechanics                                       28,580     1,690
Samsung Electronics                                             34,920    10,350
Samsung Electronics - GDR (144A)                                 8,800     1,292
Samsung Electronics - GDR (144A)                                22,719     1,705
Samsung Fire & Marine Insurance                                 22,590     1,533
Samsung SDI Co., Ltd.                                            7,400       646
Samsung Securities Co., Ltd. (a)                                42,498     1,434
Seoul City Gas Co., Ltd.                                        17,000       214
Shinhan Financial Group Co., Ltd.                              185,530     2,519
SK Corp.                                                        27,400       410
SK Telecom                                                      17,820     3,477
SK Telecom - ADR                                                23,900       511
Tae Young Corp.                                                 11,339       375
                                                                          ------
                                                                          64,379
                                                                          ------

                                                        Emerging Markets Fund 75

EMERGING MARKETS FUND

                                                      April 30, 2002 (Unaudited)

                                                                          MARKET
                                                               NUMBER      VALUE
                                                                 OF        (000)
                                                               SHARES        $
                                                             ---------    ------
SRI LANKA - 0.0%
DFCC Bank                                                      116,665       137
                                                                          ------

TAIWAN - 9.5%
Acer Communications & Multimedia, Inc.                          95,000       218
Acer, Inc. - GDR (a)                                           126,196       808
Advanced Semiconductor
  Engineering, Inc. (a)                                      1,115,000     1,061
Ambit Microsystems Corp.                                        75,000       340
Asia Cement Corp. - GDR                                        189,639       673
Asustek Computer, Inc.                                         152,000       550
Asustek Computer, Inc. - GDR                                    98,075       333
AU Optronics Corp. (a)                                         141,000       214
Cathay Financial Holding Co., Ltd. (a)                         317,235       476
China Development Financial
  Holding Corp. (a)                                            555,100       387
China Steel Corp.                                            2,517,000     1,147
China Steel Corp. - GDR                                         84,587       761
Chinatrust Commercial Bank                                     653,766       579
Chung Hwa Pulp Corp.                                           349,000       102
Chunghwa Telecom Co., Ltd.                                     140,000       208
Compal Electronics, Inc. (a)                                   569,000       765
Compal Electronics, Inc. - GDR (a)                              99,860       659
Compeq Manufacturing Co. (a)                                   915,000     1,610
Evergreen Marine Corp.                                         456,000       217
Far Eastern Textile Co., Ltd.                                1,340,000       622
Far Eastern Textile Co., Ltd. - GDR                              3,469        16
Faraday Technology Corp.                                       116,500       561
First Commercial Bank/Taipei                                   585,000       418
Formosa Chemicals & Fibre Corp.                                149,000       134
Formosa Plastics Corp.                                         185,000       217
Fubon Financial Holding Co., Ltd. (a)                          441,000       450
HON HAI Precision Industry                                     159,000       697
HON HAI Precision Industry - GDR                                56,440       499
International Commercial Bank China                            175,000       113
Macronix International (a)                                     385,000       300
Macronix International Co., Ltd.
  2004 Warrants                                                508,000       395
NAN YA Plastic                                               1,424,000     1,483
Phoenixtec Power Co., Ltd.                                     447,532       403
Quanta Computer, Inc.                                          148,000       499
Realtek Semiconductor Corp.                                     76,000       357
Ritek Corp.                                                    740,000       773
Ritek Corp. - GDR                                              109,133       220
Siliconware Precision Industries Co. (a)                     1,241,000     1,170
Sinopac Holdings                                               821,370       392
Sunplus Technology Co., Ltd.                                   162,100       561
Sunplus Technology Co., Ltd. - GDR                              10,549        72
Taiwan Semiconductor Manufacturing
  Co, Ltd. 2003 Warrants (a)                                   646,980     1,633
Taiwan Semiconductor Manufacturing
  Co., Ltd. (a)                                              1,373,300     3,466
United Microelectronics Corp. (a)                            2,654,600     4,058
United Microelectronics Corp. - ADR (a)                         84,990       858
Via Technologies, Inc./Taiwan                                  121,000       384
Yageo Corp. (a)                                              1,044,000       867
Yuanta Core Pacific Securities Co.                           1,326,000       983
                                                                          ------
                                                                          33,709
                                                                          ------

THAILAND - 2.3%
Advanced Info Service PCL                                       62,000        59
Advanced Info Service PCL                                    1,004,700     1,022
Bangkok Bank PCL (a)                                            70,000       104
Bangkok Expressway PCL                                       1,545,000       532
BEC World PLC                                                  172,100     1,035
Delta Electronics Thai PCL                                     120,000        98
Electricity Generating PCL                                      94,000        89
Kiatnakin Finance & Secs
  2010 Warrants (a)                                            755,000       368
National Petrochemical                                         594,000       639
PTT Exploration & Production PCL                               291,500       701
PTT PCL                                                      1,180,200       812
Quality House Co., Ltd. (a)                                  1,691,000       364
Siam Cement PCL                                                 50,900     1,153
Telecomasia Corp. PCL (a)                                      285,000        52
Thai Farmers Bank (a)                                        1,688,800     1,191
Thai Union Frozen Products PCL                                 112,500        57
                                                                          ------
                                                                           8,276
                                                                          ------

TURKEY - 2.9%
Akbank TAS (a)                                              43,610,400       138
Anadolu Efes Biracilik Ve Malt
  Sanayii AS                                                50,969,696     1,140
Arcelik                                                     11,070,000       103
Brisa Bridgestone Sabanci                                   12,650,000       250
Eregli Demir ve Celik Fabrikalari TAS (a)                    9,590,000       122
Ford Otomotive Sanayii AS (a)                               73,933,972       841
Hurriyet Gazeteci (a)                                       50,983,000       213
KOC Holding AS                                              13,337,973       293
Migros Turk TAS                                             11,733,566       752
Sabanci Holding (a)                                         83,655,928       362
Sabanci Holding - ADR (a)                                      181,855       200
Sasa Dupont Sabanci Polyester
  Sanayi AS (a)                                              5,000,000        48
Tofas Turk Otomobil Fabrik (a)                             165,000,000       597
Trakya CAM Sanayii                                          76,175,344       247
Tupras Turkiye Petrol Rafine                               124,185,000       676
Turkcell Iletisim Hizmet AS (a)                             55,669,924       374
Turkiye Garanti Bankasi (a)                                267,590,464       499
Turkiye IS Bankasi                                         219,786,368     1,229
Vestel Elektronik Sanayi (a)                               135,651,880       334
Yapi VE Kredi Bankasi (a)                                  624,822,680     1,794
                                                                          ------
                                                                          10,212
                                                                          ------

76 Emerging Markets Fund

EMERGING MARKETS FUND

                                                      April 30, 2002 (Unaudited)

                                                                          MARKET
                                                             NUMBER       VALUE
                                                               OF         (000)
                                                             SHARES         $
                                                          -----------    -------
UNITED KINGDOM - 1.9%
Anglo American PLC                                             70,100      1,108
Antofagasta PLC                                               196,436      1,645
BHP Billiton PLC                                              204,100      1,095
Dimension Data Holdings PLC (a)                               374,200        331
Genesis Smaller Companies Fund (a)                            131,535      1,797
Old Mutual PLC                                                  2,300         22
South African Breweries PLC                                   106,800        863
                                                                         -------
                                                                           6,861
                                                                         -------

UNITED STATES - 1.0%
GPO Fin Inbursa SA                                            184,000        230
OGE Energy Corp. (a)                                        1,039,400        864
Opnet Technologies, Inc. (a)                                   98,710        471
Panamerican Beverages, Inc. Class A                            42,900        772
PepsiCo, Inc.                                                     357          2
Phoenix Cos., Inc. New (a)                                     12,500        166
Salomon Smith Barney (a)                                      237,000        731
Southern Peru Copper Corp.                                      2,550         37
Utstarcom, Inc. (a)                                            11,100        272
                                                                         -------
                                                                           3,545
                                                                         -------

VENEZUELA - 0.1%
Cia Anonima Nacional Telefonos de
  Venezuela - CANTV - ADR                                      22,826        334
Siderurgica Venezolana "Sivensa" SACA                       1,290,366          3
                                                                         -------
                                                                             337
                                                                         -------

ZIMBABWE - 0.4%
Delta Corp., Ltd./Zimbabwe                                  1,010,343      1,184
OK Zimbabwe (a)                                             3,361,654        109
Pelhams, Ltd. (a)                                             275,556         44
Zimbabwe Sun, Ltd. (a)                                        391,196         18
                                                                         -------
                                                                           1,355
                                                                         -------

TOTAL COMMON STOCKS
(cost $276,508)                                                          308,348
                                                                         -------

                                                            NOTIONAL
                                                             AMOUNT
                                                             (000)
                                                               $
                                                          -----------
OPTIONS PURCHASED - 0.2%
Bovespa Index Futures (Brazil)
   June 2002 13,900.00 Call                                        --         46
                                                                         -------
All Shares Index Futures (South Africa)
   June 2002 11,650.00 Call                                         2         84
                                                                         -------
Kospi 200 Index Futures (South Korea)
   June 2002 87.89 Call                                        31,000        689
                                                                         -------

TOTAL OPTIONS PURCHASED
(cost $725)                                                                  819
                                                                         -------

                                                                          MARKET
                                                            NUMBER        VALUE
                                                              OF          (000)
                                                            SHARES          $
                                                          -----------    -------
PREFERRED STOCKS - 8.7%
BRAZIL - 7.2%
Aracruz Celulose SA - ADR                                      31,200        679
Banco Bradesco SA/Brazil                                  451,838,848      2,669
Banco Itau SA                                              17,849,280      1,417
Brasil Telecom Participacoes SA                            39,645,200        307
Brasil Telecom SA                                          66,463,884        357
Celular CRT Participacoes SA Class A                        1,858,000        327
Centrais Eletricas Brasileiras SA Class B                  18,200,000        252
Cia Brasileira de Distribuicao Grupo
  Pao de Acucar - ADR                                          52,920      1,244
Cia de Bebidas das Americas                                 6,488,710      1,346
Cia de Bebidas das Americas - ADR                              50,300      1,055
Cia de Tecidos do Norte de Minas - Coteminas                5,874,818        520
Cia Energetica de Minas Gerais                             41,378,100        654
Cia Paranaense de Energia                                  81,912,000        590
Cia Vale do Rio Doce Class A                                   40,200      1,081
Duratex SA                                                  5,401,680        122
Eletropaulo Metropolitana de Sao Paulo SA                   1,710,000         42
Empresa Brasileira de Aeronautica SA                            5,727         33
Empresa Brasileira de Aeronautica SA - ADR                     41,706        960
Gerdau SA                                                  26,855,000        358
Investimentos Itau SA                                       1,163,781      1,143
Petroleo Brasileiro SA - Petrobras                            120,520      2,803
Petroleo Brasileiro SA - Petrobras - ADR                      114,575      2,650
Tele Celular Sul Participacoes SA                          79,113,296         97
Tele Centro Oeste Celular Participacoes SA                 65,453,000        131
Tele Centro Oeste Celular Participacoes SA - ADR               10,600         63
Tele Norte Leste Participacoes SA                          37,572,548        476
Tele Norte Leste Participacoes SA - ADR                        48,196        609
Telecomunicacoes Brasileiras SA - ADR                          18,700        585
Telemig Celular Participacoes SA                          102,041,000        109
Telemig Celular SA Class C                                     35,333
Telesp Celular Participacoes SA (a)                       109,968,180        279
Uniao de Bancos Brasileiros SA (Units)                      8,007,000        393
Uniao de Bancos Brasileiros SA - GDR                            7,400        181
Usinas Siderurgicas de Minas Gerais SA Class A                174,700        592
Votorantim Celulose e Papel SA - VCP                       35,390,000      1,376
                                                                         -------
                                                                          25,500
                                                                         -------

SOUTH KOREA - 1.0%
Hyundai Motor Co.                                              53,170        732
Samsung Electronics                                            18,190      2,738
                                                                         -------
                                                                           3,470
                                                                         -------

                                                        Emerging Markets Fund 77

EMERGING MARKETS FUND

                                                     April 30, 2002 (Unaudited)

                                                                      MARKET
                                                       NUMBER         VALUE
                                                         OF           (000)
                                                       SHARES           $
                                                     ---------    -------------
THAILAND - 0.5%
Siam Commercial Bank PCL (a)                         3,340,000            1,877
                                                                  -------------

TOTAL PREFERRED STOCKS
(cost $26,953)                                                           30,847
                                                                  -------------

                                                     PRINCIPAL
                                                       AMOUNT
                                                       (000)
                                                         $
                                                     ---------
SHORT-TERM INVESTMENTS - 4.5%
UNITED STATES - 4.5%
Frank Russell Investment Company
  Money Market Fund (e)                                 13,482           13,482
United States Treasury Bill (c)(d)(e)
      1.810% due 06/20/02                                2,000            1,995
      1.800% due 06/20/02                                  600              598
                                                                  -------------

TOTAL SHORT-TERM INVESTMENTS
(cost $16,075)                                                           16,075
                                                                  -------------

TOTAL INVESTMENTS - 100.1%
(identified cost $320,261)                                              356,089

OTHER ASSETS AND LIABILITIES,
NET - (0.1%)                                                               (193)
                                                                  -------------

NET ASSETS - 100.0%                                                     355,896
                                                                  =============

                                                                    UNREALIZED
                                                      NOTIONAL     APPRECIATION
                                                       AMOUNT     (DEPRECIATION)
                                                        (000)         (000)
FUTURES CONTRACTS                                         $             $
                                                     ---------    -------------
LONG POSITIONS
DAX Index (Germany)
   expiration date 06/02                                   912              (56)
Hang Seng Index (Hong Kong)
   expiration date 05/02                                 1,841               29
SIMEX Index (Taiwan)
   expiration date 05/02                                 2,397             (158)
                                                                  -------------
Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased                                                      (185)
                                                                  =============

                                                      NOTIONAL        MARKET
                                                       AMOUNT         VALUE
                                                        (000)          (000)
OPTIONS WRITTEN                                           $              $
                                                     ---------    -------------
Bovespa Index Futures (Brazil)
   June 2002 13,900 Put                                     --             (131)
Kospi 200 Index Futures (South Korea)
   June 2002 87.89 Put                                      31             (147)
All Share Index Futures (South Africa)
   Mar 2003 11,650 Put                                       2             (124)
                                                                  -------------
Total Liability for Options Written
  (premiums received $359)                                                 (402)
                                                                  =============

See accompanying notes which are an integral part of the financial statements.

78 Emerging Markets Fund

EMERGING MARKETS FUND

                                                      April 30, 2001 (Unaudited)

                                                                        MARKET
                                                             % OF       VALUE
                                                              NET       (000)
INDUSTRY DIVERSIFICATION                                     ASSETS       $
                                                           --------    --------
Auto and Transportation                                         4.2%     14,827
Consumer Discretionary                                          5.1      18,160
Consumer Staples                                                6.9      24,416
Financial Services                                             18.7      66,667
Health Care                                                     1.1       3,942
Integrated Oils                                                 3.5      12,303
Materials and Processing                                       13.2      46,855
Miscellaneous                                                   2.4       8,404
Options                                                         0.2         819
Other Energy                                                    6.1      21,703
Producer Durables                                               7.6      27,210
Technology                                                     10.5      37,489
Utilities                                                      16.1      57,219
Short-Term Investments                                          4.5      16,075
                                                           --------     -------

Total Investments                                             100.1     356,089
Other Assets and Liabilities, net                              (0.1)       (193)
                                                           --------     -------

NET ASSETS                                                    100.0%    355,896
                                                           ========    ========

                                                                        MARKET
                                                             % OF       VALUE
                                                              NET       (000)
GEOGRAPHIC DIVERSIFICATION                                   ASSETS       $
                                                           --------    --------
Africa                                                          6.7%     24,010
Asia                                                           48.4     172,189
Europe                                                         12.6      44,464
Latin America                                                  22.1      78,465
Middle East                                                     2.5       9,072
Other                                                           1.1       3,818
Japan                                                           0.1         316
United Kingdom                                                  1.9       6,861
Options                                                         0.2         819
Short-Term Investments                                          4.5      16,075
                                                           --------    --------

Total Investments                                             100.1     356,089
Other Assets and Liabilities, net                              (0.1)       (193)
                                                           --------    --------

NET ASSETS                                                    100.0%    355,896
                                                           ========    ========


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                                    UNREALIZED
                                                                  APPRECIATION
    AMOUNT                  AMOUNT                               (DEPRECIATION)
     SOLD                   BOUGHT             SETTLEMENT             (000)
    (000)                   (000)                 DATE                  $
---------------       -----------------        ----------        --------------

USD         451       BRL         1,100         06/19/02                     17
USD       1,596       BRL         3,900         06/19/02                     65
USD       1,055       EUR         1,200         06/19/02                     24
USD         301       KRW       400,000         06/19/02                      8
USD       1,805       KRW     2,400,000         06/19/02                     51
USD       1,922       ZAR        25,000         03/19/03                    238
ZAR       5,000       USD           385         03/19/03                    (48)
                                                                 --------------

                                                                            355
                                                                 ==============

  See accompanying notes which are an integral part of the financial statements.

                                                        Emerging Markets Fund 79

EMERGING MARKETS FUND

                                                      April 30, 2002 (Unaudited)

FOREIGN CURRENCY EXCHANGE SPOT CONTRACTS

                                                                    UNREALIZED
                                                                   APPRECIATION
    AMOUNT                    AMOUNT                              (DEPRECIATION)
     SOLD                     BOUGHT             SETTLEMENT            (000)
    (000)                     (000)                 DATE                 $
---------------          ---------------         ----------       --------------
USD          16          BRL          38          05/02/02                   --
USD          31          BRL          74          05/02/02                   --
USD          32          BRL          74          05/02/02                   --
USD          20          BRL          47          05/03/02                   --
USD          23          BRL          55          05/03/02                   --
USD          31          BRL          73          05/03/02                   --
USD          33          BRL          77          05/03/02                   --
USD          36          BRL          85          05/03/02                   --
USD          51          BRL         122          05/03/02                   --
USD           6          HKD          50          05/03/02                   --
USD          30          MXN         285          05/02/02                   --
USD          14          MYR          54          05/02/02                   --
USD          14          MYR          54          05/02/02                   --
USD          23          MYR          88          05/02/02                   --
USD          96          MYR         364          05/02/02                   --
USD          13          MYR          49          05/03/02                   --
USD          22          MYR          82          05/03/02                   --
USD          79          PHP       4,000          05/02/02                   --
USD                      THB           9          05/02/02                   --
USD          20          THB         863          05/02/02                   --
USD         116          THB       5,000          05/02/02                   --
USD          20          THB         851          05/03/02                   --
USD          11          ZAR         124          05/02/02                   --
USD          47          ZAR         500          05/02/02                   --
USD          76          ZAR         800          05/02/02                   (1)
USD         134          ZAR       1,461          05/02/02                    3
USD         161          ZAR       1,739          05/02/02                    3
USD          74          ZAR         784          05/03/02                   --
USD         140          ZAR       1,520          05/03/02                    3
USD         212          ZAR       2,255          05/03/02                   --
USD          17          ZAR         176          05/06/02                   --
USD          37          ZAR         387          05/06/02                   --
USD          50          ZAR         528          05/06/02                   --
USD          80          ZAR         840          05/06/02                   (1)
USD          16          ZAR         168          05/07/02                   --
USD          29          ZAR         307          05/07/02                   --
USD          47          ZAR         500          05/07/02                   --
USD          77          ZAR         817          05/07/02                   --
USD         122          ZAR       1,289          05/07/02                   (1)
USD         162          ZAR       1,725          05/07/02                   --
BRL          23          USD          10          05/02/02                   --
BRL         359          USD         151          05/02/02                   (1)
HKD          78          USD          10          05/02/02                   --
IDR     198,412          USD          21          05/02/02                   --
IDR     207,365          USD          22          05/01/02                   --
MYR         156          USD          41          05/02/02                   --
MYR         376          USD          99          05/02/02                   --
PLN         357          USD          90          05/02/02                    1
PLN         453          USD         113          05/06/02                   --
ZAR          42          USD           4          05/07/02                   --
ZAR         145          USD          14          05/06/02                   --
ZAR         272          USD          25          05/03/02                   (1)
ZAR         444          USD          42          05/07/02                   --
ZAR         481          USD          46          05/06/02                   --
ZAR         631          USD          58          05/02/02                   (2)
ZAR         721          USD          66          05/03/02                   (2)
ZAR       1,083          USD         102          05/07/02                    -
                                                                        -------
                                                                              1
                                                                        =======

See accompanying notes which are an integral part of the financial statements.

80 Emerging Markets Fund

EMERGING MARKETS FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2002 (Unaudited)

ASSETS
Investments at market (identified cost $320,261) ................    $  356,089
Foreign currency holdings (identified cost $3,106) ..............         2,971
Unrealized appreciation on forward foreign currency exchange
  contracts .....................................................           403
Unrealized appreciation on foreign currency exchange spot
  contracts .....................................................            10
Receivables:
   Dividends and interest .......................................         1,416
   Investments sold .............................................         2,677
   Fund shares sold .............................................           591
   From Advisor .................................................             2
                                                                     ----------
      Total assets ..............................................       364,159

LIABILITIES
Payables:
   Investments purchased ............................    $  5,346
   Fund shares redeemed .............................       1,675
   Accrued fees to affiliates .......................         629
   Other accrued expenses ...........................         139
   Daily variation margin on futures contracts ......          15
Unrealized depreciation on forward foreign currency
   exchange contracts ...............................          48
Unrealized depreciation on foreign currency exchange
   spot contracts ...................................           9
Options written, at market value (premiums received
   $359) ............................................         402
                                                         --------
      Total liabilities .........................................         8,263
                                                                     ----------
NET ASSETS ......................................................    $  355,896
                                                                     ==========
NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income ....    $   (1,531)
Accumulated net realized gain (loss) ............................      (137,336)
Unrealized appreciation (depreciation) on:
   Investments ..................................................        35,828
   Futures contracts ............................................          (185)
   Options written ..............................................           (43)
   Foreign currency-related transactions ........................           196
Shares of beneficial interest ...................................           380
Additional paid-in capital ......................................       458,587
                                                                     ----------
NET ASSETS ......................................................    $  355,896
                                                                     ==========
NET ASSET VALUE, offering and redemption price per share:
   Class C ($4,172,309 divided by 455,473 shares of $.01 par
     value shares of beneficial interest outstanding) ...........    $     9.16
                                                                     ==========
   Class E ($8,151,897 divided by 870,987 shares of $.01 par
     value shares of beneficial interest outstanding) ...........    $     9.36
                                                                     ==========
   Class S ($ 343,572,024 divided by 36,627,609 shares of $.01
     par value shares of beneficial interest outstanding) .......    $     9.38
                                                                     ==========

  See accompanying notes which are an integral part of the financial statements.

                                                        Emerging Markets Fund 81

EMERGING MARKETS FUND

STATEMENT OF OPERATIONS

Amounts in thousands         For the Six Months Ended April 30, 2002 (Unaudited)

INVESTMENT INCOME
   Dividends .....................................................    $   4,175
   Dividends from Money Market Fund ..............................          132
   Interest ......................................................           22
   Less foreign taxes withheld ...................................         (427)
                                                                      ---------
      Total investment income ....................................        3,902

EXPENSES
   Advisory fees .....................................  $    1,896
   Administrative fees - Class C .....................           1
   Administrative fees - Class E .....................           2
   Administrative fees - Class S .....................          93
   Custodian fees ....................................         617
   Distribution fees - Class C .......................          12
   Transfer agent fees ...............................         732
   Professional fees .................................          42
   Registration fees .................................          41
   Shareholder servicing fees - Class C ..............           4
   Shareholder servicing fees - Class E ..............          10
   Trustees' fees ....................................           8
   Miscellaneous .....................................          44
                                                         ---------
   Expenses before reductions ........................       3,502
   Expense reductions ................................          (1)
                                                         ---------
      Expenses, net ..............................................        3,501
                                                                      ---------
Net investment income ............................................          401
                                                                      ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments .......................................      (7,179)
   Futures contracts .................................       1,036
   Options written ...................................       1,727
   Foreign currency-related transactions .............        (581)      (4,997)
                                                         ---------

Net change in unrealized appreciation (depreciation)
  on:
   Investments .......................................      97,148
   Futures contracts .................................           4
   Options written ...................................         105
   Foreign currency-related transactions .............         173       97,430
                                                         ---------    ---------
Net realized and unrealized gain (loss) ..........................       92,433
                                                                      ---------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ............    $  92,834
                                                                      =========

See accompanying notes which are an integral part of the financial statements.

82 Emerging Markets Fund

EMERGING MARKETS FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                       SIX MONTHS ENDED       FISCAL
                                                                        APRIL 30, 2002      YEAR ENDED
                                                                          (UNAUDITED)    OCTOBER 31, 2001
                                                                       ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income ..........................................    $            401   $        1,402
   Net realized gain (loss) .......................................              (4,997)         (65,687)
   Net change in unrealized appreciation (depreciation) ...........              97,430          (23,545)
                                                                       ----------------   --------------
      Net increase (decrease) in net assets from operations .......              92,834          (87,830)
                                                                       ----------------   --------------
DISTRIBUTIONS
   From net investment income
      Class S .....................................................                (663)              --
                                                                       ----------------   --------------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions ..             (19,097)           2,835
                                                                       ----------------   --------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS .......................              73,074          (84,995)

NET ASSETS
   Beginning of period ............................................             282,822          367,817
                                                                       ----------------   --------------
   End of period (including accumulated distributions in excess of
     net investment income of $1,531 and $1,269, respectively) ....     $       355,896   $      282,822
                                                                       ================   ==============

  See accompanying notes which are an integral part of the financial statements.

                                                        Emerging Markets Fund 83

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                     FISCAL YEARS ENDED
                                                                        OCTOBER 31,
                                                                     ------------------
                                                           2002*      2001      2000**     1999***
                                                          -------    -------    -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD .................    $  6.89    $  9.15    $ 12.47    $  8.07
                                                          -------    -------    -------    -------
INCOME FROM OPERATIONS
   Net investment income (loss)(a) ...................       (.02)      (.04)      (.10)      (.12)
   Net realized and unrealized gain (loss) ...........       2.29      (2.22)     (3.20)      4.57
                                                          -------    -------    -------    -------
      Total income from operations ...................       2.27      (2.26)     (3.30)      4.45
                                                          -------    -------    -------    -------
DISTRIBUTIONS
   From net investment income ........................         --         --       (.02)      (.05)
                                                          -------    -------    -------    -------
NET ASSET VALUE, END OF PERIOD .......................    $  9.16    $  6.89    $  9.15    $ 12.47
                                                          =======    =======    =======    =======
TOTAL RETURN (%)(b) ..................................      32.95     (24.70)    (26.51)     55.43

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ..........      4,172      2,377      2,228      1,631

   Ratios to average net assets (%)(c):
      Operating expenses, net ........................       3.02       3.08       2.91       2.91
      Operating expenses, gross ......................       3.02       3.09       2.92       2.91
      Net investment income (loss) ...................       (.59)      (.55)     (1.02)     (1.23)

   Portfolio turnover rate (%) .......................      46.88      83.74      73.11      94.85

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period January 27, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

84 Emerging Markets Fund

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                       FISCAL YEARS ENDED
                                                                          OCTOBER 31,           YEARS ENDED DECEMBER 31,
                                                                    -------------------------   -------------------------
                                                         2002*         2001          2000**        1999         1998***
                                                      -----------   -----------   -----------   -----------   -----------
NET ASSET VALUE, BEGINNING OF PERIOD ...............  $      7.01   $      9.24   $     12.51   $      8.48   $      7.37
                                                      -----------   -----------   -----------   -----------   -----------
INCOME FROM OPERATIONS
   Net investment income (loss)(a)(e) ..............           --           .02          (.03)         (.04)         (.02)
   Net realized and unrealized gain (loss) .........         2.35         (2.25)        (3.20)         4.14          1.13
                                                      -----------   -----------   -----------   -----------   -----------
      Total income from operations .................         2.35         (2.23)        (3.23)         4.10          1.11
                                                      -----------   -----------   -----------   -----------   -----------
DISTRIBUTIONS
   From net investment income ......................           --            --          (.04)         (.07)           --
                                                      -----------   -----------   -----------   -----------   -----------
NET ASSET VALUE, END OF PERIOD .....................  $      9.36   $      7.01   $      9.24   $     12.51   $      8.48
                                                      ===========   ===========   ===========   ===========   ===========
TOTAL RETURN (%)(b) ................................        33.52        (24.13)       (25.90)        48.71         15.06

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ........        8,152         6,959         6,388         6,314            39

   Ratios to average net assets (%)(c)(d):
      Operating expenses, net ......................         2.34          2.33          2.16          2.17            --
      Operating expenses, gross ....................         2.34          2.33          2.17          2.17            --
      Net investment income (loss) .................         (.07)          .21          (.30)         (.40)           --

   Portfolio turnover rate (%) .....................        46.88         83.74         73.11         94.85         59.35

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period September 22, 1998 (commencement of sale) to December 31,
    1998.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) The ratio for the period ended December 31, 1997 is not meaningful due to the Class's short period of operation.
(e) Less than $.01 per share for the period ended April 30, 2002.

                                                        Emerging Markets Fund 85

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                               FISCAL YEARS ENDED
                                                                   OCTOBER 31,                 YEARS ENDED DECEMBER 31,
                                                               -------------------   ------------------------------------------
                                                       2002*     2001      2000**      1999       1998        1997       1996
                                                     --------  --------   --------   --------   --------    --------   --------

NET ASSET VALUE, BEGINNING OF PERIOD ...........     $   7.05  $   9.25   $  12.52   $   8.48   $  11.79    $  12.35   $  11.16
                                                     --------  --------   --------   --------   --------    --------   --------
INCOME FROM OPERATIONS
   Net investment income (loss)(a)(d) ..........          .01       .04         --        .03        .12         .14        .10
   Net realized and unrealized gain (loss) .....         2.34     (2.24)     (3.21       4.10      (3.35)       (.56)      1.26
                                                     --------  --------   --------   --------   --------    --------   --------
      Total income from operations .............         2.35     (2.20)     (3.21)      4.13      (3.23)       (.42)      1.36
                                                     --------  --------   --------   --------   --------    --------   --------
DISTRIBUTIONS
   From net investment income ..................         (.02)       --       (.06)      (.09)      (.08)       (.14)      (.17)
                                                     --------  --------   --------   --------   --------    --------   --------
NET ASSET VALUE, END OF PERIOD .................     $   9.38  $   7.05   $   9.25   $  12.52   $   8.48    $  11.79   $  12.35
                                                     ========  ========   ========   ========   ========    ========   ========
TOTAL RETURN (%)(b) ............................        33.53    (23.89)    (25.79)     49.03     (27.57)      (3.45)     12.26

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ....      343,572   273,486    359,201    430,794    294,349     333,052    271,490

   Ratios to average net assets (%)(c):
      Operating expenses, net ..................         2.10      2.09       1.91       1.91       1.75        1.64       1.71
      Operating expenses, gross ................         2.10      2.09       1.92       1.91       1.75        1.64       1.72
      Net investment income (loss) .............          .26       .44       (.02)       .26       1.20         .87        .77

   Portfolio turnover rate (%) .................        46.88     83.74      73.11      94.85      59.35       50.60      34.62

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) Less than $.01 per share for the period ended October 31, 2000.

86 Emerging Markets Fund

REAL ESTATE SECURITIES FUND

STATEMENT OF NET ASSETS
                                                     April 30, 2002 (Unaudited)

                                                                        MARKET
                                                           NUMBER       VALUE
                                                             OF         (000)
                                                           SHARES         $
                                                         ---------    ---------
COMMON STOCKS - 96.7%
APARTMENT - 26.2%
Amli Residential Properties Trust (b)                      222,300        5,646
Apartment Investment & Management Co. Class A (b)          504,300       24,761
Archstone-Smith Trust (b)                                1,305,207       35,188
AvalonBay Communities, Inc. (b)                            821,700       39,169
BRE Properties (b)                                         233,400        7,621
Camden Property Trust (b)                                  312,900       12,453
Chateau Communities, Inc. (b)                               86,000        2,632
Equity Residential Properties Trust (b)                    621,600       17,529
Essex Property Trust, Inc. (b)                             263,300       13,692
Post Properties, Inc. (b)                                  284,000        9,653
Summit Properties, Inc. (b)                                138,200        3,234
Sun Communities, Inc. (b)                                  120,400        4,888
United Dominion Realty Trust, Inc. (b)                     216,500        3,616
                                                                      ---------
                                                                        180,082
                                                                      ---------

HEALTH CARE - 0.7%
Senior Housing Properties Trust                            330,700        4,759
                                                                      ---------

HOTELS/LEISURE - 5.2%
Fairmont Hotels & Resorts, Inc.                             47,200        1,345
FelCor Lodging Trust, Inc. (b)                             335,900        7,222
Hospitality Properties Trust (b)                           150,500        5,117
Innkeepers USA Trust (b)                                    94,400        1,083
Meristar Hospitality Corp. (b)                              95,500        1,676
Starwood Hotels & Resorts Worldwide, Inc.                  503,100       19,017
                                                                      ---------
                                                                         35,460
                                                                      ---------

LEASING - 0.1%
Entertainment Properties Trust (b)                          25,000          579
                                                                      ---------

OFFICE/INDUSTRIAL - 32.3%
AMB Property Corp. (b)                                     712,800       19,987
Arden Realty, Inc. (b)                                     627,900       17,675
Boston Properties, Inc. (b)                                826,900       32,233
Brookfield Properties Co.                                  552,500       10,995
CarrAmerica Realty Corp. (b)                               561,500       18,035
Centerpoint Properties Corp. (b)                            43,300        2,369
Corporate Office Properties Trust SBI MD (b)               374,100        5,047
Crescent Real Estate EQT Co. (b)                           133,000        2,609
Duke Realty Corp. (b)                                      150,800        3,966
Equity Office Properties Trust (b)                         755,248       21,623
Kilroy Realty Corp. (b)                                    192,000        5,405
Liberty Property Trust (b)                                 411,900       13,160
Mack-Cali Realty Corp. (b)                                 465,900       15,282
Plum Creek Timber Co., Inc.                                132,000        4,019
Prentiss Properties Trust (b)                              225,000        6,919
Prologis Trust (b)                                         772,100       17,141
PS Business Parks, Inc. (b)                                 17,000          611
Reckson Associates Realty Corp. (b)                        400,800        9,780
SL Green Realty Corp. (b)                                  399,800       14,033
Trizec Hahn Corp.                                           75,500        1,171
                                                                      ---------
                                                                        222,060
                                                                      ---------

OUTLET CENTERS - 2.2%
Chelsea Property Group, Inc. (b)                           253,400       15,318
                                                                      ---------

REGIONAL MALLS - 13.2%
General Growth Properties, Inc. (b)                        464,200       21,228
Macerich Co./The (b)                                       161,500        4,740
Rouse Co./The (b)                                          419,400       13,572
Simon Property Group, Inc. (b)                           1,168,900       39,449
Taubman Centers, Inc. (b)                                  793,500       11,863
                                                                      ---------
                                                                         90,852
                                                                      ---------

SELF STORAGE - 4.3%
Public Storage, Inc. (b)                                   708,500       26,902
Shurgard Storage Centers, Inc. Class A (b)                  69,000        2,432
                                                                      ---------
                                                                         29,334
                                                                      ---------

SHOPPING CENTER - 12.5%
Developers Diversified Realty Corp. (b)                    386,600        8,544
Federal Realty Investment Trust (b)                        564,400       15,211
Heritage Property Investment Trust New (a)(b)               48,400        1,193
Kimco Realty Corp. (b)                                     691,800       22,207
Pan Pacific Retail Properties, Inc. (b)                    445,500       14,118
Philips International Realty Corp. (b)                      92,700          210
Ramco-Gershenson Properties (b)                             35,500          651
Regency Centers Corp. (b)                                   79,000        2,323
Vornado Realty Trust (b)                                   490,900       21,649
                                                                      ---------
                                                                         86,106
                                                                      ---------

TOTAL COMMON STOCKS
(cost $539,228)                                                         664,550
                                                                      ---------

                                                         PRINCIPAL
                                                          AMOUNT
                                                          (000)
                                                            $
                                                         ---------
SHORT-TERM INVESTMENTS - 4.1%
Frank Russell Investment Company Money Market Fund (e)      28,094       28,094
                                                                      ---------

TOTAL SHORT-TERM INVESTMENTS
(cost $28,094)                                                           28,094
                                                                      ---------

TOTAL INVESTMENTS - 100.8%
(identified cost $567,322)                                              692,644

OTHER ASSETS AND LIABILITIES, NET - (0.8)%                               (5,758)
                                                                      ---------

NET ASSETS - 100.0%                                                     686,886
                                                                      =========

  See accompanying notes which are an integral part of the financial statements.

                                                  Real Estate Securities Fund 87

REAL ESTATE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2002 (Unaudited)

ASSETS
Investments at market (including securities on loan of $4,037),
  (identified cost $567,322) ...............................................................    $ 692,644
Receivables:
   Fund shares sold ........................................................................        1,541
   Investments sold ........................................................................        1,103
   Dividends ...............................................................................          543
   From Advisor ............................................................................            2
 Investment of securities lending collateral in money market funds, at
   cost and market value ...................................................................        4,174
                                                                                                ---------
      Total assets .........................................................................      700,007

LIABILITIES
Payables:
   Fund shares redeemed .......................................................    $   4,945
   Investments purchased ......................................................        3,145
   Accrued fees to affiliates .................................................          795
   Other accrued expenses .....................................................           62
Payable upon return of securities loaned ......................................        4,174
                                                                                   ---------
      Total liabilities ....................................................................       13,121
                                                                                                ---------
NET ASSETS .................................................................................    $ 686,886
                                                                                                =========

NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income ...............................    $  (2,986)
Accumulated net realized gain (loss) .......................................................       26,790
Unrealized appreciation (depreciation) on investments ......................................      125,322
Shares of beneficial interest ..............................................................          223
Additional paid-in capital .................................................................      537,537
                                                                                                ---------
NET ASSETS .................................................................................    $ 686,886
                                                                                                =========

NET ASSET VALUE, offering and redemption price per share
   Class C ($9,992,183 divided by 328,998 shares of $.01 par value
     shares of beneficial interest outstanding).............................................    $   30.37
                                                                                                =========
   Class E ($11,495,576 divided by 376,020 shares of $.01 shares
     of beneficial interest outstanding) ...................................................    $   30.57
                                                                                                =========
   Class S ($665,397,769 divided by 21,624,178 shares of $.01 par value
     shares of beneficial interest outstanding) ............................................    $   30.77
                                                                                                =========

See accompanying notes which are an integral part of the financial statements.

88 Real Estate Securities Fund

REAL ESTATE SECURITIES FUND

STATEMENT OF OPERATIONS

Amounts in thousands         For the Six Months Ended April 30, 2002 (Unaudited)

INVESTMENT INCOME
   Dividends .........................................................  $ 20,301
   Dividends from Money Market Fund ..................................       324
                                                                        --------
      Total investment income ........................................    20,625

EXPENSES
   Advisory fees ............................................. $ 2,637
   Administrative fees - Class C .............................       2
   Administrative fees - Class E .............................       3
   Administrative fees - Class S .............................     178
   Custodian fees ............................................     142
   Distribution fees - Class C ...............................      28
   Transfer agent fees - Class C .............................      10
   Transfer agent fees - Class E .............................      15
   Transfer agent fees - Class S .............................     830
   Professional fees .........................................      27
   Registration fees .........................................      51
   Shareholder servicing fees - Class C ......................       9
   Shareholder servicing fees - Class E ......................      15
   Trustees' fees ............................................       8
   Miscellaneous .............................................      35
                                                               -------
   Expenses before reductions ................................   3,990
   Expense reductions ........................................      (3)
                                                               -------
      Expenses, net ..................................................     3,987
                                                                        --------
Net investment income                                                     16,638
                                                                        --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ..............................    35,066
Net change in unrealized appreciation (depreciation) on investments ..    48,694
                                                                        --------
Net realized and unrealized gain (loss) ..............................    83,760
                                                                        --------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ................  $100,398
                                                                        ========


  See accompanying notes which are an integral part of the financial statements.

                                                 Real Estate Securities Fund  89

REAL ESTATE SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                          SIX MONTHS ENDED         FISCAL
                                                                           APRIL 30, 2002        YEAR ENDED
                                                                            (UNAUDITED)       OCTOBER 31, 2001
                                                                          ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income ...............................................  $         16,638    $         35,025
   Net realized gain (loss) ............................................            35,066              24,631
   Net change in unrealized appreciation (depreciation) ................            48,694               4,162
                                                                          ----------------    ----------------
      Net increase (decrease) in net assets from operations ............           100,398              63,818
                                                                          ----------------    ----------------
DISTRIBUTIONS
   From net investment income
      Class C ..........................................................              (210)               (195)
      Class E ..........................................................              (355)               (503)
      Class S ..........................................................           (20,313)            (32,506)
                                                                          ----------------    ----------------
         Net decrease in net assets from distributions .................           (20,878)            (33,204)
                                                                          ----------------    ----------------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions .......           (17,047)            (88,217)
                                                                          ----------------    ----------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS ............................            62,473             (57,603)

NET ASSETS
   Beginning of period .................................................           624,413             682,016
                                                                          ----------------    ----------------
   End of period (including accumulated distributions in excess of net investment income of $2,986 and undistributed net investment
     income of $1,254, respectively) ...................................  $        686,886    $        624,413
                                                                          ================    ================

See accompanying notes which are an integral part of the financial statements.

90 Real Estate Securities Fund

REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                     FISCAL YEARS ENDED
                                                                        OCTOBER 31,
                                                                     ------------------
                                                           2002*       2001     2000**     1999***
                                                          -------    -------    -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD ...................  $ 26.97    $ 25.93    $ 22.69    $ 24.13
                                                          -------    -------    -------    -------
INCOME FROM OPERATIONS
   Net investment income (a) ...........................      .58       1.16        .84       1.08
   Net realized and unrealized gain (loss) .............     3.62       1.02       3.11      (1.06)
                                                          -------    -------    -------    -------
      Total income from operations .....................     4.20       2.18       3.95        .02
                                                          -------    -------    -------    -------
DISTRIBUTIONS
   From net investment income ..........................     (.80)     (1.14)      (.71)     (1.46)
                                                          -------    -------    -------    -------
      Total distributions ..............................     (.80)     (1.14)      (.71)     (1.46)
                                                          -------    -------    -------    -------
NET ASSET VALUE, END OF PERIOD .........................  $ 30.37    $ 26.97    $ 25.93    $ 22.69
                                                          =======    =======    =======    =======
TOTAL RETURN (%)(b) ....................................    15.72       8.41      17.54        .19

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ............    9,992      5,718      3,393      1,771

   Ratios to average net assets (%)(c):
      Operating expenses, net ..........................     2.14       2.17       2.16       2.14
      Operating expenses, gross ........................     2.18       2.17       2.16       2.14
      Net investment income ............................     4.03       4.20       4.06       5.12

   Portfolio turnover rate (%) .........................    37.13      44.50      53.30      42.69

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period January 27, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                  Real Estate Securities Fund 91

REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                              FISCAL YEARS ENDED
                                                                  OCTOBER 31,               YEARS ENDED DECEMBER 31,
                                                              ------------------   ---------------------------------------
                                                    2002*       2001      2000**     1999       1998      1997     1996***
                                                   -------    -------    -------   -------    --------  -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD ...........   $ 27.14    $ 26.07    $ 22.76   $ 24.27    $ 31.02   $ 29.18    $ 26.67
                                                   -------    -------    -------   -------    -------   -------    -------
INCOME FROM OPERATIONS
   Net investment income (a) ...................       .69       1.38        .98      1.28       1.26      1.14        .24
   Net realized and unrealized gain (loss) .....      3.63       1.03       3.14     (1.24)     (6.12)     3.95       3.85
                                                   -------    -------    -------   -------    -------   -------    -------
      Total income from operations .............      4.32       2.41       4.12       .04      (4.86)     5.09       4.09
                                                   -------    -------    -------   -------    -------   -------    -------
DISTRIBUTIONS
   From net investment income ..................      (.89)     (1.34)      (.81)    (1.55)     (1.43)    (1.04)      (.32)
   From net realized gain ......................        --         --         --        --       (.46)    (2.21)     (1.26)
                                                   -------    -------    -------   -------    -------   -------    -------
      Total distributions ......................      (.89)     (1.34)      (.81)    (1.55)     (1.89)    (3.25)     (1.58)
                                                   -------    -------    -------   -------    -------   -------    -------
NET ASSET VALUE, END OF PERIOD .................   $ 30.57    $ 27.14    $ 26.07   $ 22.76    $ 24.27   $ 31.02    $ 29.18
                                                   =======    =======    =======   =======    =======   =======    =======
TOTAL RETURN (%)(B) ............................     16.10       9.23      18.24       .30     (16.25)    18.20      15.75

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ....    11,496     11,415      9,094     7,134        843       388        101

   Ratios to average net assets (%)(c):
      Operating expenses .......................      1.44       1.42       1.41      1.39       1.47      1.71       1.77
      Net investment income ....................      4.76       4.96       4.78      5.42       4.90      3.94       5.31

   Portfolio turnover rate (%) .................     37.13      44.50      53.30     42.69      42.58     49.40      51.75

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period November 4, 1996 (commencement of sale) to December 31,
    1996.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

92 Real Estate Securities Fund

REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                               FISCAL YEARS ENDED
                                                                  OCTOBER 31,                 YEARS ENDED DECEMBER 31,
                                                               -------------------   -----------------------------------------
                                                      2002*      2001      2000**      1999       1998       1997       1996
                                                    --------   --------   --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD .............  $  27.31   $  26.22   $  22.86   $  24.44   $  30.86   $  29.19   $  23.51
                                                    --------   --------   --------   --------   --------   --------   --------
INCOME FROM OPERATIONS
   Net investment income (a) .....................       .73       1.46       1.04       1.30       1.34       1.36       1.39
   Net realized and unrealized gain (loss) .......      3.66       1.03       3.15      (1.20)     (6.13)      3.93       6.89
                                                    --------   --------   --------   --------   --------   --------   --------
      Total income from operations ...............      4.39       2.49       4.19        .10      (4.79)      5.29       8.28
                                                    --------   --------   --------   --------   --------   --------   --------
DISTRIBUTIONS
   From net investment income ....................      (.93)     (1.40)      (.83)     (1.68)     (1.17)     (1.41)     (1.34)
   From net realized gain ........................        --         --         --         --       (.46)     (2.21)     (1.26)
                                                    --------   --------   --------   --------   --------   --------   --------
      Total distributions ........................      (.93)     (1.40)      (.83)     (1.68)     (1.63)     (3.62)     (2.60)
                                                    --------   --------   --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD ...................  $  30.77   $  27.31   $  26.22   $  22.86   $  24.44   $  30.86   $  29.19
                                                    ========   ========   ========   ========   ========   ========   ========
TOTAL RETURN (%)(b) ..............................     16.26       9.48      18.53        .55     (15.94)     18.99      36.81

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ......   665,398    607,280    669,529    589,300    576,326    615,483    445,619

   Ratios to average net assets (%)(c):
      Operating expenses, net ....................      1.19       1.17       1.16       1.14       1.05       1.02       1.04
      Operating expenses, gross ..................      1.19       1.18       1.16       1.14       1.05       1.02       1.04
      Net investment income ......................      5.03       5.19       5.00       5.41       4.93       4.57       5.64

   Portfolio turnover rate (%) ...................     37.13      44.50      53.30      42.69      42.58      49.40      51.75

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                  Real Estate Securities Fund 93

SHORT TERM BOND FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2002 (Unaudited)

                                                             PRINCIPAL    MARKET
                                                              AMOUNT       VALUE
                                                               (000)       (000)
                                                                 $           $
                                                             ---------    ------
LONG-TERM INVESTMENTS - 90.9%
ASSET-BACKED SECURITIES - 18.2%
Arcadia Automobile Receivables Trust
   Series 1998-E Class A3
      5.750% due 10/15/06                                        2,325     2,379
California Infrastructure SDG&E-1
   Series 1997-1 Class A5
      6.190% due 09/25/05                                        2,850     2,918
Capital One Auto Finance Trust
   Series 2001-B Class A4
      4.880% due 09/15/08                                        1,100     1,111
CCM Properties LLC
   Series 1995-1 Class A
      8.250% due 01/07/07                                        1,125     1,241
Chase Manhattan Auto Owner Trust
   Series 1998-B Class A4
      5.800% due 02/17/03                                          279       281
   Series 2000-A Class A3
      6.210% due 12/15/04                                          941       962
   Series 2000-A Class A4
      6.260% due 06/15/07                                        3,540     3,699
Chemical Master Credit Card Trust 1
   Series 1996-2 Class A
      5.980% due 09/15/08                                        4,000     4,110
Chevy Chase Auto Receivables Trust
   Series 2001-3 Class A3
      3.950% due 05/16/05                                        1,000     1,011
   Series 2000-1 Class A4
      7.470% due 07/15/05                                        1,370     1,434
Chevy Chase Home Loan Trust
   Series 1996-1 Class A
      7.150% due 05/15/15                                          638       662
Citibank Credit Card Issuance Trust
   Series 2001-A8 Class A8
      4.100% due 12/07/06                                        1,500     1,493
Citibank Credit Card Master Trust I
   Series 1998-3 Class A
      5.800% due 02/07/05                                        1,500     1,532
Citibank Credit Card Master Trust I
   Principal Only
   Series 1997-6 Class A
      4.100% due 08/15/06                                          900       824
CNH Equipment Trust
   Series 2000-B Class A3
      6.880% due 03/15/05                                        1,332     1,354
Conseco Finance Securitizations Corp.
   Series 2000-2 Class A3
      8.070% due 12/01/30                                        1,150     1,201
Contimortgage Home Equity Trust
   Series 1998-2 Class A7
      6.570% due 03/15/23                                        1,000     1,027
Copelco Capital Funding Corp.
   Series 1999-A Class A5
      5.950% due 06/15/04                                        1,250     1,278
   Series 2000-A Class A4
      7.220% due 08/18/05                                        1,500     1,558
CSXT Trade Receivables Master Trust
   Series 1998-1 Class A
      6.000% due 07/26/04                                        1,000     1,031
Daimler Chrysler Auto Trust
   Series 2000-A Class A3
      7.090% due 12/06/03                                        1,952     1,971
   Series 2000-E Class A3
      6.110% due 11/08/04                                          600       616
   Series 2000-D Class A3
      6.660% due 01/08/05                                        1,300     1,333
   Series 2000-B Class A4
      7.630% due 06/08/05                                          600       631
DaimlerChrysler Auto Trust
   Series 2001-A Class A3
      5.160% due 01/06/05                                          900       918
Dealer Auto Receivables Trust
   Series 2000-1 Class A3
      7.070% due 05/17/04                                        2,650     2,696
Discover Card Master Trust I
   Series 1998-7 Class A
      5.600% due 05/16/06                                        1,500     1,540
Fleetwood Credit Corp. Grantor Trust
   Series 1997-B Class A
      6.400% due 05/15/13                                        1,677     1,738
Ford Credit Auto Owner Trust
   Series 2000-E Class A5
      6.770% due 10/15/04                                        3,455     3,605
   Series 2001-C Class A4
      4.830% due 02/15/05                                        1,300     1,328
   Series 2001-B Class A5
      5.360% due 06/15/05                                        2,875     2,950
Green Tree Financial Corp.
   Series 1998-6 Class A5
      6.060% due 04/01/18                                          800       817
   Series 1995-9 Class A5
      6.800% due 12/15/25                                          505       517
   Series 1997-3 Class A5
      7.140% due 07/15/28                                          976     1,008
   Series 1999-3 Class A4
      5.950% due 02/01/31                                        1,000     1,022
J.C.Penney Master Credit Card Trust
   Series 1998-E Class A
      5.500% due 06/15/07                                        3,000     3,101
Massachusetts Special Purpose Trust
   Series 1999-1 Class A2
      6.450% due 09/15/05                                        2,394     2,466

94 Short Term Bond Fund

SHORT TERM BOND FUND

                                                      April 30, 2002 (Unaudited)

                                                             PRINCIPAL    MARKET
                                                               AMOUNT      VALUE
                                                               (000)       (000)
                                                                 $           $
                                                             ---------    ------
MBNA Master Credit Card Trust USA
   Series 1997-F Class A
      6.600% due 11/15/04                                        2,000     2,011
Mellon Auto Grantor Trust
   Series 2000-1 Class A
      7.180% due 10/15/06                                          649       675
   Series 2000-2 Class A
      6.390% due 07/15/07                                        1,785     1,855
Nissan Auto Receivables Owner Trust
   Series 2000-C Class A3
      6.720% due 08/16/04                                          986     1,005
   Series 2001-B Class A3
      4.990% due 02/15/05                                          800       817
   Series 2001-C Class A3
      4.310% due 05/16/05                                          900       915
   Series 2002-A Class A3
      3.580% due 09/15/05                                        1,150     1,155
   Series 2002-B Class A3
      3.990% due 12/15/05                                        1,400     1,412
   Series 2001-B Class A4
      5.350% due 10/15/06                                          925       955
   Series 2001-C Class A4
      4.800% due 02/15/07                                        1,275     1,283
Onyx Acceptance Grantor Trust
   Series 2000-D Class A4
      6.850% due 08/15/07                                        3,500     3,681
PBG Equipment Trust
   Series 1998-1A Class A
      6.270% due 01/20/12                                        1,015     1,057
Peco Energy Transition Trust
   Series 1999-A Class A4
      5.800% due 03/01/07                                        2,000     2,085
Peoplefirst.com Auto Receivables Owner Trust
   Series 2000-1 Class A4
      7.405% due 12/15/06                                        8,500     8,892
Railcar Trust
   Series 1992-1 Class A
      7.750% due 06/01/04                                        1,838     1,915
Ryder Vehicle Lease Trust
   Series 1999-A Class A3
      6.680% due 04/15/04                                          366       370
The Money Store Home Equity Trust
   Series 1995-B Class A6
      7.500% due 01/15/26                                          793       808
TMS SBA Loan Trust
   Series 1996-2 Class A
      2.610% due 04/15/24 (f)                                      394       386
   Series 1997-1 Class A
      2.500% due 01/15/25 (f)                                      603       611
   Series 1997-1 Class B
      2.980% due 01/15/25 (f)                                      402       398
USAA Auto Loan Grantor Trust
   Series 1999-1 Class A
      6.100% due 02/15/06                                          456       466
Wilshire Funding Corp.
   Series 1998-WFC2 Class A3
      7.000% due 12/28/37                                           90        90
World Omni Auto Receivables Trust
   Series 2001-B Class A3
      3.790% due 11/21/05                                        1,000     1,007
                                                                          ------
                                                                          93,212
                                                                          ------

CORPORATE BONDS AND NOTES - 27.7%
Abbott Laboratories
      5.125% due 07/01/04                                        1,000     1,029
      5.625% due 07/01/06                                        1,000     1,028
ABN Amro Bank NV/Chicago
      7.250% due 05/31/05                                        1,000     1,060
Amerada Hess Corp.
      5.300% due 08/15/04                                          510       519
AOL Time Warner, Inc.
      5.625% due 05/01/05                                          525       517
Associates Corp. Of North America
   Series MTNG
      8.440% due 10/27/04                                        3,000     3,290
AT&T Corp.
      6.750% due 04/01/04                                        3,500     3,553
Avalon Properties, Inc.
      7.375% due 09/15/02                                          500       508
AvalonBay Communities, Inc.
      6.250% due 01/15/03                                          500       506
      6.580% due 02/15/04                                          750       778
Bank of America Corp.
      8.125% due 06/15/02                                        2,750     2,770
      2.151% due 08/26/05 (f)                                    1,100     1,100
      5.250% due 02/01/07                                        1,000       999
Bank of Montreal/Chicago
      7.800% due 04/01/07                                        1,000     1,092
Bank One Corp.
      6.400% due 08/01/02                                        2,725     2,753
      7.000% due 07/15/05                                        2,500     2,668
      7.625% due 08/01/05                                        4,133     4,476
Bear Stearns Co.s, Inc.
   Series MTNB
      2.200% due 12/01/03 (f)                                      850       851
British Telecommunications PLC
      3.295% due 12/15/03 (f)                                      200       200
Chevron Trust Fund
      8.110% due 12/01/04                                        1,290     1,369
CIT Group, Inc./Old
      5.625% due 10/15/03                                        3,800     3,742
      7.500% due 11/14/03                                        1,000     1,012

                                                         Short Term Bond Fund 95

SHORT TERM BOND FUND

                                                      April 30, 2002 (Unaudited)

                                                             PRINCIPAL    MARKET
                                                              AMOUNT      VALUE
                                                              (000)       (000)
                                                                $           $
                                                             ---------    ------
Citigroup, Inc.
      5.700% due 02/06/04                                        1,000     1,037
      6.750% due 12/01/05                                        4,825     5,125
Conoco, Inc.
      2.830% due 04/15/03 (f)                                    1,000     1,004
      5.900% due 04/15/04                                          475       490
CSX Corp.
   Series MTNC
      5.850% due 12/01/03                                        1,000     1,029
DaimlerChrysler Financial Services
  North America LLC
   Series MTNR
      1.980% due 06/18/03 (f)                                      400       397
DaimlerChrysler NA Holding Corp.
      2.180% due 08/23/02 (f)                                    2,250     2,246
      2.760% due 12/16/02 (f)                                      300       300
DTE Energy Co.
      6.000% due 06/01/04                                          250       257
Duke Energy Corp.
      7.125% due 09/03/02                                        1,750     1,774
EOP Operating LLC
      6.375% due 02/15/03                                        1,500     1,531
ERP Operating LLC
      6.650% due 11/15/03                                        1,000     1,032
Ford Motor Credit Co.
      2.530% due 06/23/03 (f)                                      500       495
      5.750% due 02/23/04                                        1,500     1,513
      6.700% due 07/16/04                                        5,600     5,739
General Electric Capital Corp.
   Series MTNA
      6.750% due 09/11/03                                        4,000     4,185
   Series MTNA
      7.250% due 05/03/04                                        1,000     1,064
      8.850% due 04/01/05                                        1,000     1,116
   Series MTNA
      5.350% due 03/30/06                                          775       777
   Series MTNA
      8.125% due 04/01/08                                          500       564
      8.500% due 07/24/08                                        1,000     1,148
General Motors Acceptance Corp.
      7.500% due 06/06/02                                        1,000     1,004
      8.500% due 01/01/03                                        1,500     1,537
      5.800% due 03/12/03                                        4,550     4,620
      2.210% due 08/04/03 (f)                                    1,200     1,191
      5.750% due 11/10/03                                        1,750     1,785
      7.625% due 06/15/04                                          250       264
      6.850% due 06/17/04                                          475       495
      2.299% due 07/21/04 (f)                                      300       296
      6.750% due 01/15/06                                          450       464
GTE Florida, Inc.
   Series D
      6.250% due 11/15/05                                          270       276
Household Finance Corp.
      6.125% due 07/15/02                                        1,000     1,006
      6.000% due 05/01/04                                        1,000     1,027
      8.000% due 05/09/05                                        6,000     6,413
HRPT Properties Trust
   Series CL-A
      6.750% due 12/18/02                                        1,000     1,010
Ingersoll-Rand Co.
      5.750% due 02/14/03                                        1,500     1,530
International Lease Finance Corp.
      5.625% due 05/01/02                                        1,000     1,000
   Series MTNG
      8.260% due 02/15/05                                        1,875     2,035
ITT Corp.
      6.750% due 11/15/03                                        1,500     1,511
John Deere Capital Corp.
   Series MTND
      5.520% due 04/30/04                                        1,000     1,020
Kellogg Co.
   Series B
      5.500% due 04/01/03                                          600       612
KFW International Finance, Inc.
   Series E
      5.250% due 03/09/06                                          500       510
Lehman Brothers Holdings, Inc.
      7.750% due 01/15/05                                        2,000     2,140
Morgan Stanley Dean Witter & Co.
   Series MTNC
      2.110% due 09/19/03 (f)                                    1,500     1,500
National Westminster Bancorp
      9.375% due 11/15/03                                        4,500     4,909
Progress Energy, Inc.
      6.750% due 03/01/06                                          325       337
RBSG Capital Corp.
     10.125% due 03/01/04                                        1,000     1,103
Sears Roebuck Acceptance
   Series MTN3
      7.010% due 09/19/02                                        1,000     1,014
   Series MTN4
      6.720% due 09/17/03                                        2,550     2,633
   Series MTN3
      6.560% due 11/20/03                                        1,000     1,038
Southern California Edison
      8.950% due 11/03/03                                        4,000     4,100
Spieker Properties, Inc.
      6.950% due 12/15/02                                        1,000     1,013
Supervalu, Inc.
      7.800% due 11/15/02                                        2,000     2,040
Swiss Bank Corp. NY
      7.250% due 09/01/06                                        1,500     1,620
Tosco Corp.
      7.250% due 01/01/07                                          600       641

96 Short Term Bond Fund

SHORT TERM BOND FUND

                                                      April 30, 2002 (Unaudited)

                                                             PRINCIPAL    MARKET
                                                              AMOUNT      VALUE
                                                              (000)       (000)
                                                                $           $
                                                             ---------    ------
Upjohn Co-Esot
      9.790% due 02/01/04                                          404       435
US Bancorp
      6.500% due 07/15/02                                        1,600     1,613
Verizon Global Funding Corp.
      6.750% due 12/01/05                                        4,000     4,106
Wachovia Corp.
      6.950% due 11/01/04                                        4,500     4,788
Waste Management, Inc.
      7.100% due 08/01/26                                        1,175     1,201
Wells Fargo & Co.
   Series MTNH
      6.750% due 06/15/07                                          750       796
Wells Fargo Financial Inc.
      6.125% due 02/15/06                                        5,650     5,866
Weyerhaeuser Co.
      5.500% due 03/15/05                                          725       734
WorldCom, Inc. - WorldCom Group
      7.875% due 05/15/03                                          500       385
      7.550% due 04/01/04                                          100        60
                                                                         -------
                                                                         142,321
                                                                         -------

EURODOLLAR BONDS - 3.6%
AIG SunAmerica Funding
   Series E
      6.250% due 06/02/04                                        4,000     4,193
Brazil, Republic of
      3.000% due 04/15/06 (f)                                    1,280     1,147
British Telecommunications PLC
      7.875% due 12/15/05                                        1,100     1,177
Deutsche Telekom International
  Finance BV Step Up Bond
      7.750% due 06/15/05                                        3,550     3,755
European Investment Bank
   Series E
      5.625% due 02/03/05                                        1,300     1,352
      5.625% due 01/24/06                                          575       598
Goldman Sachs Group LP
      2.000% due 04/08/05 (f)                                    1,200     1,197
International Bank for Reconstruction
  & Development
      6.015% due 06/21/04                                          375       393
John Hancock Global Funding
      7.500% due 01/31/05                                        1,000     1,082
Panama Government International Bond
      8.250% due 04/22/08                                          100       101
Province of Ontario
      7.375% due 01/27/03                                        1,000     1,035
Telefonica Europe BV
      7.350% due 09/15/05                                        2,500     2,659
                                                                         -------
                                                                          18,689
                                                                         -------

MORTGAGE-BACKED SECURITIES - 20.2%
Asset Securitization Corp.
   Series 1997-D4 Class A1C
      7.420% due 04/14/29                                        2,000     2,142
Bank One Mortgage-Backed Pass-Through
   Series 2000-2 Class 4A
      6.535% due 03/15/30                                          466       480
Bear Stearns Adjustable Rate
  Mortgage Trust
   Series 2000-1 Class 1A
      7.465% due 12/25/30 (f)                                      743       753
Bear Stearns Commercial
  Mortgage Securities
   Series 2001-TOP4 Class A1
      5.060% due 11/15/16                                          494       486
   Series 1998-C1 Class A1
      6.340% due 06/16/30                                        1,002     1,045
Chase Commercial Mortgage
   Securities Corp.
   Series 1997-2 Class A1
      6.450% due 12/12/29                                          699       728
   Series 1999-2 Class A1
      7.032% due 01/15/32                                          314       333
Federal Home Loan Mortgage Corp.
      5.500% due 2008                                              745       753
      6.500% due 2008                                              888       918
      5.500% due 2009                                            1,447     1,462
      6.000% due 2009                                            1,155     1,187
      6.500% due 2009                                            1,076     1,117
      6.000% due 2010                                              954       980
      6.000% due 2011                                            2,854     2,920
      6.000% due 2013                                              884       901
      5.500% due 2014                                              905       905
   Series 1993-1645 Class PD
      4.500% due 09/15/08                                          703       706
Federal Home Loan Mortgage Corp.
  (Non Gold)
      9.000% due 2005                                               28        29
      6.250% due 2007                                               11        11
      8.000% due 2010                                              462       483
      7.329% due 2031 (f)                                          516       540
Federal National Mortgage Association
      6.000% 15 Year TBA (g)                                     7,500     7,568
      7.000% due 2004                                              125       127
      8.750% due 2004                                                4         5
      6.838% due 2005                                              658       698
      6.000% due 2008                                              582       598
      6.500% due 2008                                              825       864
      5.500% due 2009                                           18,490    18,758
      8.000% due 2009                                              264       279
      6.000% due 2010                                            1,773     1,824
      6.500% due 2010                                              832       863

                                                         Short Term Bond Fund 97

SHORT TERM BOND FUND

                                                      April 30, 2002 (Unaudited)

                                                            PRINCIPAL     MARKET
                                                              AMOUNT       VALUE
                                                              (000)        (000)
                                                                $            $
                                                            ---------    -------
      6.500% due 2011                                             871        905
      6.000% due 2012                                              12         13
      6.000% due 2013                                             471        483
      7.500% due 2014                                             676        713
      6.000% due 2016                                           1,762      1,785
      6.000% due 2017                                          22,167     22,461
      6.825% due 2018 (f)                                         653        672
      6.433% due 2022 (f)                                         493        508
      6.390% due 2024 (f)                                       1,086      1,116
      7.500% due 2030                                             695        725
Federal National Mortgage
  Association-Aces
   Series 1996-M6 Class B
      7.397% due 09/17/08                                         209        218
Federal National Mortgage Association
  Grantor Trust
   Series 2002-T6 Class A1
      3.310% due 02/25/32                                         800        728
First Republic Mortgage Loan Trust
   Series 2000-FRB1 Class A2
      5.181% due 06/25/30                                         456        462
Fleet Mortgage Securities
   Series 2001-1 Class A1
      6.000% due 07/28/29                                         734        745
GE Capital Commercial Mortgage Corp.
   Series 2001-2 Class A1
      5.260% due 08/11/33                                         928        945
   Series 2001-3 Class A1
      5.560% due 06/10/38                                         985        991
Government National Mortgage
  Association I
      6.000% 15 Year TBA (g)                                    1,000      1,021
      7.250% due 2006                                             508        529
      7.000% due 2007                                              29         31
      6.000% due 2008                                             493        504
      7.000% due 2008                                             479        505
      7.000% due 2009                                             431        454
      7.000% due 2011                                             189        200
      7.000% due 2012                                             221        233
      9.500% due 2017                                               3          3
      6.750% due 2027 (f)                                         662        682
      5.000% due 2032 (f)                                       1,291      1,311
Morgan Stanley Capital I
   Series 1998-WF2 Class A1
      6.340% due 07/15/30                                         666        695
Residential Accredit Loans, Inc.
   Series 2001-QS19 Class A1
      6.000% due 12/25/16                                         935        964
   Series 2000-QS12 Class A1
      7.750% due 10/25/30                                         404        420
Residential Funding Mortgage
  Securities II
   Series 2000-HI4 Class AI3
      7.490% due 10/25/13                                       3,000      3,081
Residential Funding Mtg Sec I
   Series 2000-S14 Class A1
      7.500% due 11/25/30                                           1          1
Resolution Trust Corp.
   Series 1995-2 Class C1
      7.450% due 05/25/29                                         210        213
Structured Asset Mortgage
  Investments, Inc.
   Series 1998-9 Class 2A2
      6.125% due 11/25/13                                         806        827
Structured Asset Securities Corp.
   Series 2001-21A Class 1A1
      6.250% due 01/25/32 (f)                                   1,944      1,999
Union Planters Mortgage Finance Corp.
   Series 1999-1 Class A1
      6.250% due 04/01/29                                         272        279
United Mortgage Securities Corp.
   Series 1994-1 Class A2
      5.968% due 06/25/32                                       1,363      1,391
   Series 1993-1 Class AA
      6.585% due 09/25/33                                         444        452
Vendee Mortgage Trust
   Series 1994-1 Class 2E
      6.500% due 01/15/17                                         816        829
   Series 2000-1 Class 2B
      7.250% due 12/15/20                                       1,000      1,043
Washington Mutual
   Series 2000-1 Class A1
      2.140% due 06/25/24 (f)                                     672        672
   Series 2001-1 Class A
      4.826% due 01/25/41                                         164        165
Washington Mutual Mortgage
  Securities Corp.
   Series 2001-9 Class 1A1
      6.520% due 04/25/28 (f)                                     490        509
Washington Mutual MSC Mortgage
  Pass-Through CTFS
   Series 2002-AR1 Class 1A1
      6.452% due 11/25/30 (f)                                   1,015      1,025
                                                                         -------
                                                                         103,971
                                                                         -------

MUNICIPAL BONDS - 0.1%
Missouri Higher Education Loan Authority
   Series 1997-97 Class P
      2.340% due 07/25/08 (f)                                     510        508
                                                                         -------

98 Short Term Bond Fund

SHORT TERM BOND FUND

                                                      April 30, 2002 (Unaudited)

                                                           PRINCIPAL     MARKET
                                                             AMOUNT       VALUE
                                                             (000)        (000)
                                                               $            $
                                                           ---------    -------
UNITED STATES GOVERNMENT
AGENCIES - 4.7%
Federal Home Loan Bank System
      5.410% due 12/20/04                                      1,000      1,019
Federal Home Loan Mortgage Corp.
      7.375% due 05/15/03                                     19,000     19,945
Federal National Mortgage Association
      5.250% due 01/15/03                                      1,000      1,021
      4.450% due 05/03/05                                      1,150      1,161
Vendee Mortgage Trust
      6.500% due 05/15/08                                        937        971
                                                                        -------
                                                                         24,117
                                                                        -------

UNITED STATES GOVERNMENT
TREASURIES - 12.3%
United States Treasury Note
      6.500% due 05/31/02                                      2,500      2,510
      6.250% due 06/30/02                                      2,000      2,015
      5.750% due 10/31/02                                      1,000      1,019
      5.750% due 12/31/02                                      1,000      1,024
      5.500% due 01/31/03                                      1,000      1,025
      4.000% due 04/30/03                                      1,500      1,525
      5.750% due 04/30/03                                      1,000      1,034
      5.500% due 05/31/03                                      1,500      1,550
      5.250% due 08/15/03                                      1,500      1,550
      4.125% due 11/15/03                                      1,500      1,531
      3.250% due 12/31/03                                      3,000      3,014
      3.000% due 01/31/04                                      8,880      8,872
      4.750% due 02/15/04                                      1,500      1,544
      3.375% due 04/30/04                                      2,335      2,342
      5.250% due 05/15/04                                      1,500      1,559
      5.875% due 11/15/04                                     11,995     12,655
      6.750% due 05/15/05                                     12,450     13,469
      5.750% due 11/15/05                                      3,150      3,321
      8.750% due 11/15/08                                        500        542
     10.375% due 11/15/09                                        900      1,043
                                                                        -------
                                                                         63,144
                                                                        -------

YANKEE BONDS - 4.1%
Abbey National First Capital BV
      8.200% due 10/15/04                                        770        842
African Development Bank
      9.750% due 12/15/03                                      1,720      1,882
Brascan, Ltd.
      7.375% due 10/01/02                                      2,000      2,027
Hydro Quebec
   Series MTNB
      6.520% due 02/23/06                                      1,000      1,068
Inter-American Development Bank
    12.250% due 12/15/08                                       1,250      1,713
Landesbank Baden-Wuerttemberg Girozentrale
      7.875% due 04/15/04                                      2,500      2,694
National Bank Of Canada
   Series B
      8.125% due 08/15/04                                      1,000      1,057
Province of Manitoba
      6.750% due 03/01/03                                      1,000      1,033
      6.125% due 01/19/04                                      2,000      2,100
Province of Quebec
      6.500% due 01/17/06                                      1,000      1,063
Tyco International Group SA
      6.375% due 06/15/05                                        265        226
Vodafone Group PLC
      7.625% due 02/15/05                                      5,000      5,412
                                                                        -------
                                                                         21,117
                                                                        -------

TOTAL LONG-TERM INVESTMENTS
(cost $462,422)                                                         467,079
                                                                        -------

SHORT-TERM INVESTMENTS - 14.9%
Abbey National North America
      1.750% due 06/25/02                                      1,000        997
Federal Home Loan Mortgage Corp.
   Discount Note
      1.790% due 05/01/02 (d)(e)                              12,000     11,999
      1.760% due 05/06/02 (d)(e)                               5,600      5,591
      1.870% due 08/15/02 (e)                                    900        890
Frank Russell Investment Company
   Money Market Fund (e)                                      55,603     55,603
UBS Finance, Inc. Yrs 3&4
   Commercial Paper
      1.790% due 05/02/02                                        600        600
World Bank Discount Note
      1.800% due 07/09/02 (e)                                  1,000        996
                                                                        -------

TOTAL SHORT-TERM INVESTMENTS
(cost $76,690)                                                           76,676
                                                                        -------

TOTAL INVESTMENTS - 105.8%
(identified cost $539,112)                                              543,755

OTHER ASSETS AND LIABILITIES,
NET - (5.8%)                                                            (29,811)
                                                                        -------

NET ASSETS - 100.0%                                                     513,944
                                                                        =======

  See accompanying notes which are an integral part of the financial statements.

                                                         Short Term Bond Fund 99

SHORT TERM BOND FUND

                                                      April 30, 2002 (Unaudited)



INTEREST RATE SWAPS

                                                                    UNREALIZED
                                                                   APPRECIATION
    NOTIONAL                                                      (DEPRECIATION)
     AMOUNT                                        TERMINATION        (000)
     (000)        FUND RECEIVES      FUND PAYS        DATE              $
--------------    -------------    -------------   -----------    --------------
JPY     60,000    6 month LIBOR    1.810%           01/11/11                (26)
USD        800    6.000%           3 month LIBOR    06/17/07                 38
USD     11,700    6.000%           3 month LIBOR    06/17/05                529
                                                                   ------------
                                                                            541
                                                                   ============

See accompanying notes which are an integral part of the financial statements.

100 Short Term Bond Fund

SHORT TERM BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2002 (Unaudited)


ASSETS
Investments at market (identified cost $539,112) ..................   $ 543,755
Foreign currency holdings (identified cost $8) ....................           8
Receivables:
   Dividends and interest .........................................       5,940
   Investments sold (regular settlement) ..........................       1,026
   Investments sold (delayed settlement) ..........................      15,900
   Fund shares sold ...............................................       2,540
   From Advisor ...................................................         356
Receivable for interest rate swaps ................................         567
                                                                      ---------
      Total assets ................................................     570,092

LIABILITIES
Payables:
   Due to Custodian ....................................  $   3,649
   Investments purchased (regular settlement) ..........     11,737
   Investments purchased (delayed settlement) ..........     35,468
   Fund shares redeemed ................................      4,948
   Accrued fees to affiliates ..........................        262
   Other accrued expenses ..............................         58
Liability for interest rate swaps ......................         26
                                                          ---------
      Total liabilities ...........................................      56,148
                                                                      ---------

NET ASSETS ........................................................   $ 513,944
                                                                      =========
NET ASSETS CONSIST OF:
Undistributed net investment income ...............................   $   1,333
Accumulated net realized gain (loss) ..............................     (14,813)
Unrealized appreciation (depreciation) on:
   Investments ....................................................       4,643
   Interest rate swaps ............................................         541
Shares of beneficial interest .....................................         274
Additional paid-in capital ........................................     521,966
                                                                      ---------
NET ASSETS ........................................................   $ 513,944
                                                                      =========
NET ASSET VALUE, offering and redemption price per share:
   Class C ($6,725,176 divided by 358,794 shares of $.01 par value
     shares of beneficial interest outstanding)....................   $   18.74
                                                                      =========
   Class E ($18,680,674 divided by 994,945 shares of $.01 par
     value shares of beneficial interest outstanding)..............   $   18.78
                                                                      =========
   Class S ($488,538,582 divided by 26,058,749 shares of $.01 par
     value shares of beneficial interest outstanding)..............   $   18.75
                                                                      =========

  See accompanying notes which are an integral part of the financial statements.

                                                        Short Term Bond Fund 101

SHORT TERM BOND FUND

STATEMENT OF OPERATIONS

Amounts in thousands         For the Six Months Ended April 30, 2002 (Unaudited)

INVESTMENT INCOME
   Interest.........................................................   $ 11,506
   Dividends from Money Market Fund.................................        347
                                                                       --------
      Total investment income.......................................     11,853

EXPENSES
   Advisory fees.........................................   $  1,014
   Administrative fees - Class C.........................          1
   Administrative fees - Class E.........................          5
   Administrative fees - Class S.........................        127
   Custodian fees........................................        174
   Distribution fees - Class C...........................         13
   Transfer agent fees...................................        180
   Professional fees.....................................         28
   Registration fees.....................................         68
   Shareholder servicing fees - Class C..................          4
   Shareholder servicing fees - Class E..................         22
   Trustees' fees........................................         12
   Miscellaneous.........................................         39
                                                            --------
   Expenses before reductions............................      1,687
   Expense reductions....................................       (455)
                                                            --------
      Expenses, net.................................................      1,232
                                                                       --------
Net investment income...............................................     10,621
                                                                       --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments...........................................      2,055
   Interest rate swaps...................................       (427)
   Foreign currency-related transactions.................         (3)     1,625
                                                            --------
Net change in unrealized appreciation (depreciation) on:
   Investments...........................................     (7,069)
   Interest rate swaps...................................        347     (6,722)
                                                            --------   --------
Net realized and unrealized gain (loss).............................     (5,097)
                                                                       --------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS...............   $  5,524
                                                                       ========

See accompanying notes which are an integral part of the financial statements.

102 Short Term Bond Fund

SHORT TERM BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                    SIX MONTHS ENDED       FISCAL
                                                                     APRIL 30, 2002      YEAR ENDED
                                                                      (UNAUDITED)     OCTOBER 31, 2001
                                                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income .........................................  $       10,621    $       23,629
   Net realized gain (loss) ......................................           1,625             4,497
   Net change in unrealized appreciation (depreciation) ..........          (6,722)           14,142
                                                                    --------------    --------------
      Net increase (decrease) in net assets from operations ......           5,524            42,268
                                                                    --------------    --------------
DISTRIBUTIONS
   From net investment income
      Class C ....................................................             (80)              (53)
      Class E ....................................................            (414)             (771)
      Class S ....................................................         (10,815)          (23,892)
                                                                    --------------    --------------
         Net decrease in net assets from distributions ...........         (11,309)          (24,716)
                                                                    --------------    --------------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions..          99,198           (30,475)
                                                                    --------------    --------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS ......................          93,413           (12,923)

NET ASSETS
   Beginning of period ...........................................         420,531           433,454
                                                                    --------------    --------------
   End of period (including undistributed net investment income
     of $1,333 and $2,021, respectively) .........................  $      513,944    $      420,531
                                                                    ==============    ==============

  See accompanying notes which are an integral part of the financial statements.

                                                        Short Term Bond Fund 103

SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                           FISCAL YEARS ENDED
                                                              OCTOBER 31,
                                                           ------------------
                                                   2002*     2001     2000**    1999***
                                                 --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD .........   $  19.01  $  18.23  $  18.13  $  18.36
                                                 --------  --------  --------  --------
INCOME FROM OPERATIONS
   Net investment income (a) .................        .31       .85       .79       .68
   Net realized and unrealized gain (loss) ...       (.19)      .89       .04      (.31)
                                                 --------  --------  --------  --------
      Total income from operations ...........        .12      1.74       .83       .37
                                                 --------  --------  --------  --------
DISTRIBUTIONS
   From net investment income ................       (.39)     (.96)     (.73)     (.60)
                                                 --------  --------  --------  --------
NET ASSET VALUE, END OF PERIOD ...............   $  18.74  $  19.01  $  18.23   $ 18.13
                                                 ========  ========  ========   =======
TOTAL RETURN (%)(b) ..........................        .65      9.77      4.67      2.02

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ..      6,725     1,709       672       801

   Ratios to average net assets (%)(c):
      Operating expenses, net ................       1.52      1.52      1.64      1.72
      Operating expenses, gross ..............       1.69      1.66      1.66      1.72
      Net investment income ..................       3.58      4.72      5.01      4.41

   Portfolio turnover rate (%) ...............     107.52    260.94     92.31    177.08

*    For the six months ended April 30, 2002 (Unaudited).
**   For the ten months ended October 31, 2000.
***  For the period March 3, 1999 (commencement of sale) to December 31, 1999.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.


104 Short Term Bond Fund

SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                          FISCAL YEARS ENDED
                                                             OCTOBER 31,
                                                          ------------------
                                                  2002*     2001     2000**    1999***
                                                --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD .........  $  19.02  $  18.24  $  18.08  $  18.51
                                                --------  --------  --------  --------
INCOME FROM OPERATIONS
   Net investment income (a)..................       .41      1.02       .88       .80
   Net realized and unrealized gain (loss)....      (.21)      .85       .07      (.34)
                                                --------  --------  --------  --------
      Total income from operations............       .20      1.87       .95       .46
                                                --------  --------  --------  --------
DISTRIBUTIONS
   From net investment income.................      (.44)    (1.09)     (.79)     (.89)
                                                --------  --------  --------  --------
NET ASSET VALUE, END OF PERIOD................  $  18.78  $  19.02  $  18.24  $  18.08
                                                ========  ========  ========  ========
TOTAL RETURN (%)(b)...........................      1.07     10.54      5.36      2.53

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)...    18,681    17,685     9,898     8,693

   Ratios to average net assets (%)(c):
      Operating expenses, net.................       .77       .77       .89       .97
      Operating expenses, gross...............       .97       .91       .91       .97
      Net investment income...................      4.40      5.48      5.77      5.05

   Portfolio turnover rate (%)................    107.52    260.94     92.31    177.08

*    For the six months ended April 30, 2002 (Unaudited).
**   For the ten months ended October 31, 2000.
***  For the period February 18, 1999 (commencement of sale) to December 31,
     1999.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

                                                       Short Term Bond Fund 105

SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                        FISCAL YEARS ENDED
                                                           OCTOBER 31,             YEARS ENDED DECEMBER 31,
                                                        ------------------  --------------------------------------
                                                2002*     2001     2000**     1999      1998      1997      1996
                                              --------  --------  --------  --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD......... $  18.99  $  18.22  $  18.03  $  18.46  $  18.35  $  18.36  $  18.55
                                              --------  --------  --------  --------  --------  --------  --------
INCOME FROM OPERATIONS
   Net investment income (a).................      .43      1.07       .91       .90       .99      1.08      1.04
   Net realized and unrealized gain (loss)...     (.21)      .83       .09      (.36)      .11        --      (.19)
                                              --------  --------  --------  --------  --------  --------  --------
      Total income from operations...........      .22      1.90      1.00       .54      1.10      1.08       .85
                                              --------  --------  --------  --------  --------  --------  --------
DISTRIBUTIONS
   From net investment income................     (.46)    (1.13)     (.81)     (.97)     (.99)    (1.09)    (1.04)
                                              --------  --------  --------  --------  --------  --------  --------
NET ASSET VALUE, END OF PERIOD............... $  18.75  $  18.99  $  18.22  $  18.03  $  18.46  $  18.35  $  18.36
                                              ========  ========  ========  ========  ========  ========  ========
TOTAL RETURN (%)(b)..........................     1.20     10.76      5.64      3.03      6.09      6.02      4.76

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)..  488,538   401,137   422,884   447,590   260,539   229,470   222,983

   Ratios to average net assets (%)(c):
      Operating expenses, net................      .52       .52       .64       .74       .66       .66       .70
      Operating expenses, gross..............      .72       .67       .66       .74       .66       .66       .70
      Net investment income..................     4.64      5.76      6.00      5.22      5.37      5.70      5.70

   Portfolio turnover rate (%)...............   107.52    260.94     92.31    177.08    129.85    213.14    264.40

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

106 Short Term Bond Fund

DIVERSIFIED BOND FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2002 (Unaudited)

                                                          PRINCIPAL      MARKET
                                                            AMOUNT       VALUE
                                                            (000)        (000)
                                                              $            $
                                                          ---------    ---------
LONG-TERM INVESTMENTS - 107.1%
ASSET-BACKED SECURITIES - 14.9%
Advanta Mortgage Loan Trust
   Series 2000-1 Class A4
      8.610% due 03/25/28                                       480          525
American Express Credit Account
  Master Trust
   Series 1998-1 Class A
      1.950% due 01/17/06 (f)                                 1,300        1,300
American Express Master Trust
   Series 2001-1 Class A
      1.950% due 09/15/05 (f)                                 1,555        1,557
   Series 2002-1 Class A
      1.930% due 12/15/05 (f)                                   910          911
AmeriCredit Automobile Receivables Trust
   Series 2000-B Class A3
      2.013% due 09/05/04 (f)                                   284          284
   Series 2001-B Class A2
      1.983% due 06/13/05 (f)                                   971          971
   Series 2002-A Class A3
      2.070% due 10/12/06 (f)                                   550          552
   Series 2000-B Class A4
      2.073% due 04/05/07 (f)                                   985          987
   Series 2001-D Class A4
      4.410% due 11/12/08                                     1,365        1,357
Bear Stearns Asset Backed Securities, Inc.
   Series 2001-A Class AI3
      5.930% due 06/15/19                                     1,395        1,432
   Series 2002-1 Class 1A1
      2.109% due 12/25/34 (f)                                   872          872
BMW Vehicle Lease Trust
   Series 2000-A Class A4
      6.670% due 10/25/03                                       100          104
Bombardier Capital Mortgage Securitization Corp.
   Series 2000-A Class A2
      7.575% due 06/15/30                                       908          932
Bombardier Receivables Master Trust I
   Series 2000-1 Class A
      2.030% due 09/15/05 (f)                                 1,250        1,250
Capital Auto Receivables Asset Trust
   Series 2001-1 Class A5
      1.940% due 07/15/06 (f)                                   735          735
Carco Auto Loan Master Trust
   Series 2000-B Class A1
      1.940% due 10/17/05 (f)                                 1,305        1,305
Case Equipment Loan Trust
   Series 1999-B Class A4
      6.900% due 06/15/06                                       893          918
Charter Equipment Lease Trust
   Series 1999-1 Class A4
      7.070% due 01/25/06                                     1,374        1,417
Chase Credit Card Master Trust
   Series 1997-4 Class A
      2.020% due 08/15/05 (f)                                 1,575        1,576
   Series 2002-2 Class A
      1.960% due 07/16/07 (f)                                 6,955        6,955
Chase Funding Loan Acquisition Trust
   Series 2001-C2 Class IA1
      1.970% due 08/25/14 (f)                                    72           72
   Series 2002-C1 Class IA1
      2.040% due 01/25/19 (f)                                 1,325        1,327
Chase Funding Mortgage Loan Asset-Backed Certificates
   Series 2000-2 Class IA3
      7.794% due 05/25/15                                       195          201
   Series 2001-4 Class 1A1
      2.120% due 04/25/16 (f)                                   424          424
   Series 2001-3 Class 1A1
      2.010% due 08/25/16 (f)                                 2,445        2,445
   Series 2002-1 Class 1A1
      2.000% due 02/25/17 (f)                                   370          370
Citibank Credit Card Issuance Trust
   Series 2001-A6 Class A6
      5.650% due 06/16/08                                     1,050        1,070
Citibank Credit Card Master Trust I Principal Only
   Series 1997-6 Class A
   Zero Coupon due 08/15/06                                     900          824
CNH Equipment Trust
   Series 2001-A Class A3
      2.030% due 11/15/05 (f)                                 2,100        2,096
Conseco Finance Securitizations Corp.
   Series 2001-1 Class A1A
      2.009% due 07/01/32 (f)                                   606          606
   Series 2001-3 Class A1
      2.009% due 05/01/33 (f)                                   521          521
Countrywide Asset-Backed Certificates
   Series 2000-1 Class AF3
      7.830% due 07/25/25                                     1,217        1,254
Daimler Chrysler Auto Trust
   Series 2001-C Class A3
      4.210% due 07/06/05                                     1,575        1,598
Detroit Edison Securitization Funding LLC
   Series 2001-1 Class A3
      5.875% due 03/01/10                                     1,265        1,295
Discover Card Master Trust I
   Series 2002-1 Class A
      1.930% due 07/15/07 (f)                                 1,340        1,341
   Series 2000-2 Class A
      2.040% due 09/18/07 (f)                                 1,645        1,651
   Series 1996-3 Class A
      6.050% due 08/18/08                                       410          426


                                                       Diversified Bond Fund 107

DIVERSIFIED BOND FUND

                                                      April 30, 2002 (Unaudited)

                                                            PRINCIPAL     MARKET
                                                              AMOUNT      VALUE
                                                              (000)       (000)
                                                                $           $
                                                            ---------    -------
DVI Receivables Corp.
   Series 2000-1 Class A4
      7.780% due 06/14/08                                         755        802
Federal Home Loan Mortgage Corp.
  Structured Pass Through Securities
   Series 2001-34 Class A1V
      1.970% due 07/25/31 (f)                                   1,853      1,842
   Series 2001-35 Class A
      2.040% due 09/25/31 (f)                                   1,439      1,432
Federal National Mortgage
  Association Grantor Trust
   Series 2001-T13 Class A1
      2.010% due 03/25/32 (f)                                   1,797      1,790
   Series 2002-T5 Class A1
      2.004% due 05/25/32 (f)                                   3,960      3,960
Federal National Mortgage Association
  Whole Loan
   Series 2002-W3 Class A2
      5.500% due 10/25/21                                       2,045      2,071
   Series 2001-W4 Class AF1
      1.960% due 06/25/25 (f)                                   1,316      1,316
   Series 2002-W2 Class AV1
      2.030% due 06/25/32 (f)                                   3,245      3,227
First Deposit Master Trust
   Series 1996-1 Class A
      2.030% due 08/15/07 (f)                                   2,600      2,603
Fleet Credit Card Master Trust II
   Series 2000-B Class A
      1.970% due 09/15/05 (f)                                     820        820
   Series 2001-C Class A
      3.860% due 03/15/07                                         825        818
Ford Credit Auto Owner Trust
   Series 2001-E Class A3
      2.000% due 03/15/05 (f)                                   2,075      2,077
   Series 2002-A Class A3B
      1.980% due 01/15/06 (f)                                   1,925      1,927
   Series 2002-A Class A4A
      4.360% due 09/15/06                                         780        785
Ford Credit Floorplan Master Owner Trust
   Series 2001-1 Class A
      1.950% due 07/17/06 (f)                                     865        866
GMAC Mortgage Corp. Loan Trust
   Series 2002-HE2 Class A1
      2.030% due 06/25/27 (f)                                     965        964
   Series 2001-HE2 Class IIA6
      1.970% due 09/25/31 (f)                                      42         42
Government National Mortgage Association
   Series 2002-25 Class A
      5.161% due 05/16/15                                       1,175      1,190
Gracechurch Card Funding PLC
   Series 1999-1 Class A
      2.040% due 11/15/04 (f)                                   3,000      3,000
Green Tree Financial Corp.
   Series 1997-5 Class A5
      6.620% due 05/15/29                                         850        868
Greyhound Funding LLC
   Series 2001-1 Class A1
      2.130% due 09/07/06 (f)                                     560        561
HFC Home Equity Loan
  Asset Backed Certificates
   Series 2001-1 Class A
      2.148% due 01/20/31 (f)                                   2,281      2,283
Household Automotive Trust
   Series 2001-2 Class A4
      5.390% due 08/17/08                                       2,660      2,709
Illinois Power Special Purpose Trust
   Series 1998-1 Class A6
      5.540% due 06/25/09                                         310        318
Indy Mac Home Equity Loan
  Asset-Backed Trust
   Series 2000-A Class AF2
      7.820% due 05/25/26                                         429        444
Isuzu Auto Owner Trust
   Series 2001-1 Class A3
      4.880% due 11/22/04                                         160        163
MBNA Credit Card Master Note Trust
   Series 2002-C1 Class C1
      6.800% due 07/15/14                                         740        735
MBNA Master Credit Card Trust USA
   Series 1998-C Class C
      6.350% due 11/15/05                                       1,330      1,380
   Series 1998-D Class A
      5.800% due 12/15/05                                         600        616
   Series 2000-C Class A
      2.020% due 07/15/07 (f)                                   2,860      2,869
   Series 1999-B Class A
      5.900% due 08/15/11                                       2,500      2,568
MMCA Automobile Trust
   Series 2001-1 Class A3
      2.040% due 05/15/05 (f)                                   1,225      1,226
   Series 2001-2 Class A3
      2.040% due 09/15/05 (f)                                     135        135
   Series 2001-4 Class A4
      4.920% due 08/15/07                                         270        276
National City Auto Receivables Trust
   Series 2002-A Class A4
      4.830% due 08/15/09                                       1,965      1,988
Nissan Auto Receivables Owner Trust
   Series 2002-B Class A3
      3.990% due 12/15/05                                       1,500      1,513
   Series 2001-C Class A4
      4.800% due 02/15/07                                         800        805

108 Diversified Bond Fund

DIVERSIFIED BOND FUND

                                                      April 30, 2002 (Unaudited)

                                                          PRINCIPAL      MARKET
                                                            AMOUNT       VALUE
                                                            (000)        (000)
                                                              $            $
                                                          ---------    ---------
Onyx Acceptance Grantor Trust
   Series 2001-C Class A4
      5.230% due 05/15/08                                     1,340        1,380
Pacificamerica Home Equity Loan
   Series 1998-2 Class AF
      6.590% due 06/26/28                                       472          492
PSE&G Transition Funding LLC
   Series 2001-1 Class A2
      5.740% due 03/15/07                                     1,000        1,037
Renaissance Home Equity Loan Trust
   Series 2002-1 Class AF1
      2.040% due 06/25/32 (f)                                   104          105
Residential Asset Mortgage Products, Inc.
   Series 2001-RS2 Class AI1
      1.980% due 04/25/16 (f)                                   119          119
   Series 2002-RS2 Class AI1
      2.040% due 04/25/21 (f)                                   755          755
Residential Asset Securities Corp.
   Series 2002-KS2 Class AI1
      2.019% due 11/25/17 (f)                                   512          512
   Series 2001-KS2 Class AI1
      1.960% due 04/25/18 (f)                                   194          194
   Series 1999-RS1 Class AI2
      6.570% due 10/25/29                                       800          822
Residential Asset Securitization Trust
   Series 2002-A4 Class A1
      2.100% due 09/25/18 (f)                                   760          760
Residential Funding Mortgage
  Securities II
   Series 2001-HS3 Class AI1
      2.030% due 09/25/12 (f)                                 1,528        1,528
   Series 2000-HI5 Class AII
      7.210% due 12/25/25                                       372          393
Ryder Vehicle Lease Trust
   Series 2001-A Class A3
      5.520% due 05/16/05                                       300          306
Saxon Asset Securities Trust
   Series 2002-1 Class AF1
      1.990% due 01/25/17 (f)                                   390          390
Sears Credit Account Master Trust
   Series 2002-1 Class A
      1.960% due 02/18/09 (f)                                 2,820        2,819
SLM Student Loan Trust
   Series 1996-3 Class A1
      2.210% due 10/25/04 (f)                                   163          163
Superior Wholesale Inventory
  Financing Trust
   Series 2001-A7 Class A
      1.950% due 03/15/06 (f)                                 3,190        3,192
Toyota Auto Receivables Owner Trust
   Series 2001-A Class A4
      1.970% due 09/17/07 (f)                                 1,000        1,000
United AirLines, Inc.
      7.730% due 07/01/10                                       480          439
Vanderbilt Mortgage Finance
   Series 2000-B Class IA2
      8.045% due 07/07/12                                       620          643
World Financial Network Credit Card
  Master Trust
   Series 2001-A Class A
      2.100% due 06/16/08 (f)                                 1,075        1,076
World Omni Auto Receivables Trust
   Series 2001-A Class A4
      5.510% due 07/20/07                                       600          620
                                                                       ---------
                                                                         115,195
                                                                       ---------

BANKERS ACCEPTANCE NOTES - 0.0%
Signet Banking Corp.
   Series BKNT
      7.800% due 09/15/06                                       255          277
                                                                       ---------

CORPORATE BONDS AND NOTES - 24.4%
Abbott Laboratories
      5.125% due 07/01/04                                     1,010        1,040
ACE, Ltd.
      6.000% due 04/01/07                                       940          957
Ahold Finance USA, Inc.
      6.250% due 05/01/09                                       860          852
Alabama Power Co.
   Series N
      4.875% due 09/01/04                                       540          543
Allegiance Corp.
      7.000% due 10/15/26                                       130          137
Amerada Hess Corp.
      7.875% due 10/01/29                                       515          549
American General Corp.
      7.500% due 07/15/25                                       355          383
Anadarko Finance Co
   Series B
      7.500% due 05/01/31                                       700          733
AOL Time Warner, Inc.
      5.625% due 05/01/05                                     1,550        1,527
      6.750% due 04/15/11                                       515          487
      7.625% due 04/15/31                                       775          723
Archer-Daniels-Midland Co.
      8.375% due 04/15/17                                       665          787
      7.000% due 02/01/31                                       575          593
Associates Corp. Of North America
      5.750% due 11/01/03                                     3,000        3,106
      5.500% due 02/15/04                                       875          906
AT&T Corp.
      7.300% due 11/15/11                                       135          124
      6.500% due 03/15/29                                     1,515        1,145
      8.000% due 11/15/31                                       110           97
      8.625% due 12/01/31                                       220          201


                                                       Diversified Bond Fund 109

DIVERSIFIED BOND FUND

                                                      April 30, 2002 (Unaudited)

                                                          PRINCIPAL      MARKET
                                                            AMOUNT       VALUE
                                                            (000)        (000)
                                                              $            $
                                                          ---------    ---------
AT&T Wireless Services, Inc.
      8.125% due 05/01/12                                     2,000        1,964
      8.750% due 03/01/31                                       775          754
AXA Financial, Inc.
      7.750% due 08/01/10                                       835          915
BAE Systems Holdings, Inc.
      6.400% due 12/15/11                                       910          906
Bank of America Corp.
      7.750% due 08/15/04                                       450          488
      5.250% due 02/01/07                                     1,925        1,922
      7.800% due 02/15/10                                       510          559
Bank of New York Co., Inc.
      6.500% due 12/01/03                                       195          204
Bank One Corp.
      6.500% due 02/01/06                                       895          939
Barnett Banks, Inc.
      6.900% due 09/01/05                                       405          433
Bear Stearns Co.s, Inc.
      2.398% due 03/28/03 (f)                                 2,000        1,997
   Series MTNB
      2.235% due 05/16/03 (f)                                   500          499
Bell Telephone Co. Of Pennsylvania
      8.350% due 12/15/30                                       355          381
BellSouth Corp.
      6.875% due 10/15/31                                     1,425        1,367
Bellsouth Telecommunications
      7.000% due 12/01/95                                       385          357
Beneficial Corp.
      8.400% due 05/15/08                                     1,235        1,351
Boeing Capital Corp.
      5.750% due 02/15/07                                       200          203
Boeing Co./The
      8.750% due 08/15/21                                       550          659
Bristol-Myers Squibb Co.
      5.750% due 10/01/11                                     1,480        1,456
British Telecommunications PLC
      8.875% due 12/15/30                                     1,295        1,462
Burlington Northern Santa Fe Corp.
      6.875% due 12/01/27                                       395          385
      7.082% due 05/13/29                                     1,200        1,195
Burlington Resources Finance Co.
      6.680% due 02/15/11                                       760          771
Campbell Soup Co.
      6.750% due 02/15/11                                       150          157
      8.875% due 05/01/21                                       420          513
Carolina Power & Light Co.
      6.875% due 08/15/23                                       410          381
CarrAmerica Realty Corp.
      7.125% due 01/15/12                                       515          521
Caterpillar Financial Services Corp.
   Series MTND
      9.500% due 02/06/07                                       420          463
Central Power & Light
   Series FF
      6.875% due 02/01/03                                       600          615
Champion International Corp.
      6.400% due 02/15/26                                       460          473
Chase Manhattan Corp./
  Pre Chemical Bank
      6.500% due 08/01/05                                       300          313
Chesapeake & Potomac Telephone
      8.375% due 10/01/29                                       230          249
CIT Group, Inc.
      5.625% due 05/17/04                                       765          750
Citicorp
      7.125% due 06/01/03                                       390          408
CitiFinancial
      7.875% due 07/15/04                                       805          872
      6.500% due 06/01/05                                       540          567
      8.700% due 06/15/10                                       380          435
Citigroup, Inc.
      7.250% due 10/01/10                                     1,670        1,785
      6.875% due 02/15/98                                       790          759
City National Bank
      6.375% due 01/15/08                                       640          633
Clorox Co.
      6.125% due 02/01/11                                       555          544
Coca-Cola Enterprises, Inc.
      6.125% due 08/15/11                                       300          301
      7.000% due 10/01/26                                       675          722
      6.750% due 01/15/38                                       250          248
Comcast Cable Communications
      8.375% due 05/01/07                                     1,325        1,416
Conagra Foods, Inc.
      7.875% due 09/15/10                                       500          550
Conoco Funding Co.
      6.350% due 10/15/11                                     1,700        1,718
Consolidated Edison Co. of New York
   Series 98-A
      6.250% due 02/01/08                                       795          814
      8.125% due 05/01/10                                       395          437
Corp. Andina de Fomento (CAF)
      6.875% due 03/15/12                                       700          704
Countrywide Home Loans, Inc.
   Series MTNJ
      5.250% due 06/15/04                                       500          510
   Series MTNH
      6.250% due 04/15/09                                       500          501
COX Communications, Inc.
      6.150% due 08/01/03                                       405          409
Credit Suisse First Boston USA, Inc.
      5.875% due 08/01/06                                       720          728
CRH America, Inc.
      6.950% due 03/15/12                                       470          484

110 Diversified Bond Fund

DIVERSIFIED BOND FUND

                                                      April 30, 2002 (Unaudited)

                                                            PRINCIPAL    MARKET
                                                             AMOUNT       VALUE
                                                              (000)       (000)
                                                                $           $
                                                            ---------    -------
CSX Corp.
      6.750% due 03/15/11                                        915         931
CVS Corp.
      5.625% due 03/15/06                                        770         773
DaimlerChrysler NA Holding Corp.
      6.400% due 05/15/06                                        285         291
      7.300% due 01/15/12                                        955         992
Deere & Co.
      8.100% due 05/15/30                                        650         719
Den Norske Bank ASA
      7.729% due 06/29/49 (h)                                    320         334
Detroit Edison Co.
      6.125% due 10/01/10                                        170         167
Devon Financing Corp. ULC
      7.875% due 09/30/31                                      1,000       1,051
Diageo PLC
      7.450% due 04/15/35                                        300         329
Dominion Resources, Inc.
   Series C
      7.600% due 07/15/03                                        450         469
Duke Capital Corp.
      7.250% due 10/01/04                                        900         952
Duke Energy Field Services LLC
      7.500% due 08/16/05                                        500         525
Duke-Weeks Realty LLC
      7.750% due 11/15/09                                        635         680
EL Paso Corp
      6.950% due 12/15/07                                      1,100       1,119
      7.000% due 05/15/11                                        500         497
      7.750% due 01/15/32                                      1,100       1,098
Eli Lilly & Co.
      6.770% due 01/01/36                                        500         512
EOP Operating LLC
      6.500% due 01/15/04                                        685         707
      7.000% due 07/15/11                                        500         503
Exelon Corp.
      6.750% due 05/01/11                                        500         507
FedEx Corp.
      6.875% due 02/15/06                                        305         319
Fifth Third Capital Trust I
   Series A
      8.136% due 03/15/27                                        615         647
First Union Institutional Capital I
      8.040% due 12/01/26                                        225         234
First Union National Bank
   Series BKNT
      7.125% due 10/15/06                                        500         540
Firstar Bank NA
      7.125% due 12/01/09                                        950       1,006
FirstEnergy Corp.
   Series C
      7.375% due 11/15/31                                      2,585       2,423
FleetBoston Financial Corp.
      6.875% due 03/01/03                                        390         402
      8.125% due 07/01/04                                        595         642
      7.250% due 09/15/05                                        300         322
Florida Power & Light Co.
      6.875% due 12/01/05                                      3,000       3,156
Ford Motor Co.
      7.450% due 07/16/31                                      2,145       2,026
      8.900% due 01/15/32                                        475         514
Ford Motor Credit Co.
      6.700% due 07/16/04                                      3,310       3,392
      7.500% due 03/15/05                                        745         770
      6.750% due 05/15/05                                        350         355
      6.875% due 02/01/06                                      2,995       3,031
      7.375% due 10/28/09                                      1,085       1,094
      7.375% due 02/01/11                                        470         473
Fort James Corp.
      6.625% due 09/15/04                                        395         392
Fortune Brands, Inc.
      7.875% due 01/15/23                                        380         419
Foster's Finance Corp.
      6.875% due 06/15/11                                        260         268
FPL Group Capital, Inc.
      6.125% due 05/15/07                                        510         516
Gannett Co., Inc.
      5.500% due 04/01/07                                        620         628
GE Global Insurance Holdings Corp.
      6.450% due 03/01/19                                        650         617
General Electric Capital Corp.
   Series MTNA
      6.800% due 11/01/05                                        625         664
      8.300% due 09/20/09                                        235         265
      5.875% due 02/15/12                                        280         275
      6.750% due 03/15/32                                        515         507
General Mills, Inc.
      6.000% due 02/15/12                                        525         508
General Motors Acceptance Corp.
      2.379% due 07/20/04 (f)                                  3,300       3,258
      2.321% due 07/30/04 (f)                                    800         789
      7.500% due 07/15/05                                        500         527
      6.125% due 09/15/06                                      1,330       1,345
      7.250% due 03/02/11                                      2,310       2,374
      6.875% due 09/15/11                                        730         731
      7.000% due 02/01/12                                        175         177
      8.000% due 11/01/31                                      3,480       3,654

                                                       Diversified Bond Fund 111

DIVERSIFIED BOND FUND

                                                      April 30, 2002 (Unaudited)

                                                             PRINCIPAL    MARKET
                                                              AMOUNT      VALUE
                                                              (000)       (000)
                                                                $           $
                                                             ---------    ------
Goldman Sachs Group, Inc.
      7.350% due 10/01/09                                          725       759
      6.875% due 01/15/11                                          600       610
      6.600% due 01/15/12                                          355       353
GTE California, Inc.
   Series F
      6.750% due 05/15/27                                          550       513
Harrah's Operating Co., Inc.
      7.500% due 01/15/09                                          515       531
Hartford Financial Services Group, Inc.
      6.375% due 11/01/08                                          750       765
Hertz Corp.
      7.625% due 08/01/02                                          550       555
      9.000% due 11/01/09                                          230       249
Household Finance Corp.
      7.200% due 07/15/06                                          370       387
      6.375% due 10/15/11                                          140       136
HSBC USA, Inc.
      6.625% due 03/01/09                                          540       559
Indiana Michigan Power Co.
   Series B
      2.525% due 09/03/02 (f)                                      500       500
ING Capital Funding Trust III
      8.439% due 12/29/49 (h)                                      850       942
International Lease Finance Corp.
      6.375% due 03/15/09                                          215       216
ITT Industries, Inc.
      7.400% due 11/15/25                                          500       489
John Deere Capital Corp.
      7.000% due 03/15/12                                          280       287
JP Morgan Chase & Co.
      5.350% due 03/01/07                                          610       605
JPM Capital Trust I
      7.540% due 01/15/27                                          225       223
Kellogg Co.
   Series B
      5.500% due 04/01/03                                          760       775
   Series B
      7.450% due 04/01/31                                          275       297
Keycorp
      8.000% due 07/01/04                                          150       161
      7.500% due 06/15/06                                          750       801
Kohls Corp.
      6.300% due 03/01/11                                          505       512
Kroger Co.
      6.750% due 04/15/12                                        1,000     1,015
      7.500% due 04/01/31                                          460       475
Legg Mason, Inc.
      6.750% due 07/02/08                                          505       519
Lehman Brothers Holdings, Inc.
      7.750% due 01/15/05                                        1,300     1,391
      6.625% due 01/18/12                                          280       278
Liberty Property-LP
      8.500% due 08/01/10                                          425       470
Lincoln National Corp.
      7.250% due 05/15/05                                          450       470
      6.500% due 03/15/08                                          200       201
      7.000% due 03/15/18                                          450       445
Lockheed Martin Corp.
      8.500% due 12/01/29                                          785       933
Loral Corp.
      7.000% due 09/15/23                                          675       671
Lowe's Co.s, Inc.
      6.875% due 02/15/28                                          680       687
Manufacturers & Traders Trust Co.
      7.000% due 07/01/05                                          435       452
Marathon Oil Corp.
      6.800% due 03/15/32                                          335       320
Masco Corp.
      6.750% due 03/15/06                                          330       342
MeadWestvaco Corp.
      6.850% due 04/01/12                                          375       380
Mercantile BanCorp
      7.050% due 06/15/04                                          825       876
Merck & Co., Inc.
   Series MTNB
      5.760% due 05/03/37                                        1,200     1,246
Morgan Stanley Dean Witter & Co.
      6.100% due 04/15/06                                        1,265     1,300
      6.750% due 04/15/11                                          485       489
Nabisco, Inc.
      6.375% due 02/01/05                                          850       876
National City Corp.
      6.875% due 05/15/19                                          575       569
New England Telephone & Telegraph Co.
      7.875% due 11/15/29                                          235       237
News America Holdings
      7.750% due 01/20/24                                          450       432
      8.150% due 10/17/36                                          360       358
      7.750% due 12/01/45                                          265       243
Norfolk Southern Corp.
      6.200% due 04/15/09                                          900       900
      7.700% due 05/15/17                                          300       322
      7.050% due 05/01/37                                        1,055     1,105
Northwestern Bell Telephone
      7.750% due 05/01/30                                          630       486
Nynex Capital Funding Co.
   Series MTNB
      8.750% due 12/01/04                                          450       490

112 Diversified Bond Fund

DIVERSIFIED BOND FUND

                                                      April 30, 2002 (Unaudited)

                                                             PRINCIPAL    MARKET
                                                              AMOUNT       VALUE
                                                               (000)       (000)
                                                                 $           $
                                                             ---------    ------
Nynex Corp.
      9.550% due 05/01/10                                          264       291
Occidental Petroleum Corp.
      9.250% due 08/01/19                                          205       249
Ocean Energy, Inc.
   Series B
      7.625% due 07/01/05                                          355       373
Old Kent Bank
      7.750% due 08/15/10                                          330       353
Pemex Project Funding Master Trust
      9.125% due 10/13/10                                          295       324
Philip Morris Co.s, Inc.
      6.950% due 06/01/06                                          295       310
      7.200% due 02/01/07                                        1,000     1,062
      7.650% due 07/01/08                                          310       334
PNC Funding Corp.
      6.125% due 09/01/03                                          500       517
      7.500% due 11/01/09                                          620       655
Procter & Gamble - Esop
   Series A
      9.360% due 01/01/21                                           90       112
Progress Energy, Inc.
      6.750% due 03/01/06                                          385       399
      7.750% due 03/01/31                                          170       180
Progressive Corp./The
      6.375% due 01/15/12                                        1,080     1,086
Provident Co.s, Inc.
      6.375% due 07/15/05                                          500       510
Qwest Capital Funding, Inc.
      7.000% due 08/03/09                                          815       583
Qwest Communications International
   Series B
      7.500% due 11/01/08                                          825       611
Qwest Corp.
      8.875% due 03/15/12                                          500       487
      7.200% due 11/10/26                                          500       382
RadioShack Corp.
      7.375% due 05/15/11                                          120       124
Raytheon Co.
      6.300% due 03/15/05                                          880       907
Regions Financial Corp.
      7.000% due 03/01/11                                          500       520
Republic Services, Inc.
      6.750% due 08/15/11                                          360       364
Resolution Funding Corp.
   Series A
      8.875% due 07/15/20                                        1,855     2,427
      8.625% due 01/15/21                                          715       911
      8.625% due 01/15/30                                          390       524
Resolution Funding Corp.
  STRIP Principal
   Zero Coupon due 01/15/21                                      1,960       605
Safeco Corp.
      7.875% due 03/15/03                                          605       621
Safeway, Inc.
      6.150% due 03/01/06                                          765       786
Sanwa Bank, Ltd./NY
      7.400% due 06/15/11                                          630       577
SBC Communications, Inc.
      6.250% due 03/15/11                                        1,010     1,000
Sears Roebuck Acceptance
      7.000% due 06/15/07                                          245       258
Security Capital Group, Inc.
      6.950% due 06/15/05                                          600       630
Small Business Administration
      7.449% due 08/01/10                                          292       318
Spieker Properties, Inc.
      6.900% due 01/15/04                                          500       516
Sprint Capital Corp.
      7.125% due 01/30/06                                          775       753
      6.125% due 11/15/08                                          745       669
      7.625% due 01/30/11                                           75        71
      6.875% due 11/15/28                                        2,270     1,794
      8.750% due 03/15/32                                          600       573
Stilwell Financial, Inc.
      7.000% due 11/01/06                                          475       475
SunTrust Banks, Inc.
      6.250% due 06/01/08                                          150       155
      6.000% due 02/15/26                                          500       512
Systems 2001 AT LLC
      7.156% due 12/15/11                                          257       263
TCI Communications, Inc.
      8.000% due 08/01/05                                          890       923
Tenet Healthcare Corp.
      6.375% due 12/01/11                                          800       790
Texaco Capital, Inc.
      9.750% due 03/15/20                                          440       590
      8.875% due 09/01/21                                          220       278
Time Warner, Inc.
      7.975% due 08/15/04 (c)                                      300       315
      6.875% due 06/15/18                                          950       844
Transamerica Finance Corp.
      7.250% due 08/15/02                                        1,000     1,012
TXU Corp.
   Series J
      6.375% due 06/15/06                                          510       517
UBS Preferred Funding Trust I
      8.622% due 10/29/49 (h)                                      505       567

                                                       Diversified Bond Fund 113

DIVERSIFIED BOND FUND

                                                      April 30, 2002 (Unaudited)

                                                         PRINCIPAL      MARKET
                                                           AMOUNT       VALUE
                                                           (000)        (000)
                                                             $            $
                                                         ---------    ---------
Union Carbide Chemical & Plastics
      7.875% due 04/01/23                                      590          579
Union Oil Co. Of California
   Series MTNB
      9.400% due 02/15/11                                      470          554
Union Pacific Corp.
      7.600% due 05/01/05                                      570          609
      5.750% due 10/15/07                                      310          308
      6.125% due 01/15/12                                      350          342
Union Pacific Railroad Co
      7.060% due 05/15/03                                      500          514
United Technologies Corp.
      8.750% due 03/01/21                                      380          464
US Bancorp/First Bank
      8.000% due 07/02/04                                      700          759
US Bank National Association
   Series BKNT
      5.625% due 11/30/05                                      500          512
US Bank, NA
      5.700% due 12/15/08                                      270          269
Verizon Global Funding Corp.
      7.750% due 12/01/30                                    1,110        1,090
Verizon Wireless, Inc.
      5.375% due 12/15/06                                      555          533
Viacom, Inc.
      7.700% due 07/30/10                                      710          757
Wachovia Corp.
      6.800% due 06/01/05                                      305          323
      7.550% due 08/18/05                                      200          217
      7.500% due 07/15/06                                      175          191
      6.550% due 10/15/35                                      275          284
Wal-Mart Stores, Inc.
      7.500% due 05/15/04                                      300          322
      8.800% due 12/30/14                                      315          366
Walt Disney Co.
      6.375% due 03/01/12                                      470          461
      7.000% due 03/01/32                                      555          538
Washington Mutual Financial Corp.
      6.875% due 05/15/11                                    1,010        1,043
Wells Fargo
      6.875% due 04/01/06                                      500          535
      7.125% due 08/15/06                                      200          216
Wells Fargo & Co.
   Series MTNH
      6.750% due 06/15/07                                      300          319
Wells Fargo Financial, Inc.
      6.375% due 11/15/03                                      575          602
      6.000% due 02/01/04                                      600          623
Westdeutsche Landesbank
      6.050% due 01/15/09                                      100          101
Western National Corp.
      7.125% due 02/15/04                                      340          358
Westvaco Corp.
      9.750% due 06/15/20                                      115          141
Weyerhaeuser Co.
      7.375% due 03/15/32                                    1,195        1,199
Willamette Industries, Inc.
      7.850% due 07/01/26                                      520          550
Williams Co.s, Inc.
      7.625% due 07/15/19                                      400          377
   Series A
      7.500% due 01/15/31                                       85           78
WorldCom, Inc. - WorldCom Group
      6.400% due 08/15/05                                      850          429
      7.500% due 05/15/11                                      850          404
      8.250% due 05/15/31                                      755          332
Wyeth
      7.900% due 02/15/05                                    1,310        1,431
                                                                      ---------
                                                                        188,393
                                                                      ---------

EURODOLLAR BONDS - 2.2%
Asian Development Bank
      6.250% due 10/24/05                                      315          333
AXA Financial, Inc.
      8.600% due 12/15/30                                    1,000        1,133
British Telecommunications PLC
      7.875% due 12/15/05                                      700          749
Deutsche Telekom International
  Finance BV Step Up Bond
      7.750% due 06/15/05                                    1,000        1,058
      8.250% due 06/15/30                                    2,475        2,578
France Telecom
      7.700% due 03/01/06                                      600          611
      8.250% due 03/01/11                                      605          616
Italy Government International Bond
      6.875% due 09/27/23                                      150          159
Korea Development Bank
      7.375% due 09/17/04                                      500          533
Mexico Government International Bond
      9.875% due 02/01/10                                      425          489
      8.375% due 01/14/11                                    2,520        2,684
Nationsbank Corp.
      2.000% due 06/17/02 (f)                                3,000        3,000
Royal Bank of Scotland Group PLC
      7.648% due 08/31/49 (h)                                  190          198
Santander Central Hispano Issuances, Ltd.
      7.625% due 09/14/10                                      500          535
Standard Chartered Bank
      8.000% due 05/30/31                                      535          557
Stora Enso Oyj
      7.375% due 05/15/11                                      340          360

114 Diversified Bond Fund

DIVERSIFIED BOND FUND

                                                      April 30, 2002 (Unaudited)

                                                           PRINCIPAL     MARKET
                                                             AMOUNT      VALUE
                                                             (000)       (000)
                                                               $           $
                                                           ---------    --------
Telefonica Europe BV
      8.250% due 09/15/30                                        505         565
XL Capital Europe PLC
      6.500% due 01/15/12                                        940         943
                                                                        --------
                                                                          17,101
                                                                        --------

MORTGAGE-BACKED SECURITIES - 42.1%
Amortizing Residential Collateral Trust
   Series 2002-BC1 Class A
      2.190% due 01/01/32 (f)                                    341         341
Bank of America Mortgage Securities
   Series 2001-1 Class A22
      7.250% due 02/25/31                                      4,400       4,473
Collateralized Mortgage Obligation Trust
   Series 1988-56 Class B
      9.985% due 01/01/19                                         61          62
CS First Boston Mortgage Securities Corp.
   Series 2001-CK3 Class A3
      6.400% due 06/15/34                                      1,485       1,543
   Series 2002-CKP1 Class A3
      6.439% due 12/15/35                                        200         206
Federal Home Loan Mortgage Corp.
      6.000% 15 Year Gold TBA (g)                              6,225       6,316
      6.500% 15 Year Gold TBA (g)                              1,600       1,650
      6.000% 30 Year Gold TBA (g)                              9,180       9,074
      6.500% 30 Year Gold TBA (g)                             18,283      18,496
      7.000% 30 Year Gold TBA (g)                             13,050      13,463
      6.500% due 2003                                             13          13
      7.000% due 2003                                              3           3
      7.500% due 2007                                            178         189
      7.000% due 2008                                            172         181
      6.500% due 2009                                            671         696
      7.500% due 2009                                            577         615
      8.000% due 2009                                             55          58
      6.500% due 2010                                             42          44
      7.000% due 2010                                             96         100
      7.500% due 2010                                             14          15
      8.000% due 2010                                              9          10
      6.000% due 2011                                          2,001       2,048
      7.000% due 2011                                             43          46
      7.500% due 2011                                             72          77
      8.000% due 2011                                            115         122
      6.000% due 2012                                             41          42
      7.500% due 2012                                            197         209
      8.000% due 2012                                             71          75
      7.000% due 2014                                            400         419
      7.500% due 2014                                             89          94
      7.500% due 2015                                            238         251
      8.000% due 2017                                            170         180
      9.000% due 2018                                            390         426
      9.000% due 2020                                            183         198
      9.000% due 2022                                             62          67
      6.500% due 2024                                            402         410
      9.000% due 2024                                            293         316
      6.500% due 2025                                            292         298
      8.500% due 2025                                            184         198
      9.000% due 2025                                             87          93
      9.000% due 2026                                              3           3
      8.500% due 2027                                            765         817
      6.500% due 2028                                          1,044       1,059
      6.000% due 2029                                          2,949       2,925
      6.500% due 2029                                            763         774
      7.500% due 2030                                            509         531
      7.500% due 2032                                            418         436
   Series 1991-1053 Class G
      7.000% due 03/15/21 (c)                                    365         375
Federal Home Loan Mortgage Corp. Non Gold)
      7.000% due 2002 (c)                                          3           3
      7.000% due 2003 (c)                                         45          46
      6.750% due 2007 (c)                                         69          71
      8.000% due 2008 (c)                                         29          30
      8.500% due 2008 (c)                                         33          35
     12.000% due 2014                                             40          46
     12.000% due 2015 (c)                                         34          39
      9.000% due 2016                                            197         214
     12.500% due 2016                                             23          27
      9.000% due 2017                                              2           2
      7.818% due 2030 (f)                                        132         138
Federal National Mortgage Association
      5.500% 15 Year TBA (g)                                   6,010       5,969
      6.000% 15 Year TBA (g)                                  26,015      26,295
      6.500% 15 Year TBA (g)                                   5,710       5,883
     10.250% 15 Year TBA (g)                                   1,000       1,013
      5.500% 30 Year TBA (g)                                   1,460       1,399
      6.000% 30 Year TBA (g)                                  12,231      12,086
      6.500% 30 Year TBA (g)                                  23,170      23,411
      7.000% 30 Year TBA (g)                                  18,205      18,739
      7.500% 30 Year TBA (g)                                  15,720      16,404
      8.000% 30 Year TBA (g)                                   1,615       1,705
      8.000% due 2002                                              5           5
      9.500% due 2002                                              1           1
      7.000% due 2003                                            101         103
      7.500% due 2003                                            128         131
      8.000% due 2003                                             19          19
      9.500% due 2003                                             21          22
      6.500% due 2004                                              6           6
      8.000% due 2004                                             11          11
      9.500% due 2005                                             22          22
      9.500% due 2006                                             27          28
      7.000% due 2007                                             31          33

                                                       Diversified Bond Fund 115

DIVERSIFIED BOND FUND

                                                      April 30, 2002 (Unaudited)

                                                             PRINCIPAL    MARKET
                                                               AMOUNT      VALUE
                                                               (000)       (000)
                                                                 $           $
                                                             ---------    ------
      7.200% due 2007                                              949     1,027
      7.000% due 2008                                              129       137
      7.000% due 2009                                              208       218
      8.000% due 2010                                               16        17
     10.500% due 2010                                                9        10
      7.000% due 2011                                               90        94
      8.000% due 2011                                               27        28
      6.500% due 2012                                              188       194
      7.000% due 2012                                               44        46
      6.500% due 2013                                               44        46
      7.000% due 2015                                              108       113
      6.000% due 2016                                            1,026     1,039
      9.000% due 2016                                               12        13
      6.000% due 2017                                            8,883     8,998
      8.000% due 2017                                              209       224
      8.500% due 2017                                               26        28
      9.000% due 2017                                              167       183
      8.000% due 2020                                               15        16
      7.500% due 2022                                              505       532
      7.000% due 2023                                              918       953
      6.500% due 2024                                            1,896     1,930
      7.500% due 2024                                              300       315
      8.000% due 2024                                              762       814
      6.500% due 2025                                              236       240
      7.000% due 2025                                              138       143
      7.500% due 2025                                              108       106
      8.500% due 2025                                               71        75
      7.000% due 2026                                               43        44
      9.000% due 2026                                              111       120
      7.500% due 2027                                              116       121
      6.000% due 2028                                            4,193     4,160
      6.500% due 2028                                            4,263     4,324
      7.500% due 2028                                              256       268
      6.000% due 2029                                            5,285     5,245
      6.500% due 2029                                           11,783    11,946
      7.500% due 2029                                              436       455
      6.500% due 2030                                               44        44
      7.000% due 2032                                              550       567
Federal National Mortgage Association Grantor Trust
   Series 2001-T6 Class B
      6.088% due 05/25/11                                        1,530     1,568
   Series 1992-10 Class ZD
      8.000% due 11/25/21                                        2,319     2,456
   Series 1993-134 Class H
      6.500% due 08/25/08                                        1,385     1,442
   Series 1993-208 Class SA
      0.450% due 02/25/23 (f)                                   11,120        91
   Series 1997-81 Class PC
      5.000% due 04/18/27                                        1,000     1,002
Federal National Mortgage Association Whole Loan
   Series 2002-W1 Class 2AIO
      0.649% due 04/25/42                                       12,753       250
Federal National Mortgage Association-Aces
   Series 1998-M1 Class A2
      6.250% due 01/25/08                                        1,250     1,297
   Series 1999-M4 Class A
      7.273% due 12/25/09                                        1,008     1,054
   Series 1998-M4 Class B
      6.424% due 12/25/23                                        1,125     1,177
First Union Commercial Mortgage Securities, Inc.
   Series 1997-C2 Class A3
      6.650% due 11/18/29                                          455       480
First Union National Bank Commercial Mortgage
   Series 2001-C3 Class A3
      6.423% due 08/15/33                                        1,900     1,960
GE Capital Commercial Mortgage Corp.
   Series 2001-2 Class A3
      6.030% due 08/11/33                                          480       492
GMAC Commercial Mortgage Securities, Inc.
   Series 1999-C2 Class A1
      6.570% due 09/15/33                                          888       928
   Series 2001-C2 Class A2
      6.700% due 04/15/34                                        1,600     1,674
Government National Mortgage Association
      6.000% 30 Year TBA (g)                                     1,000       989
      7.500% 30 Year TBA (g)                                     2,405     2,521
      8.000% 30 Year TBA (g)                                     2,185     2,313
   Series 2002-9 Class A
      4.691% due 06/16/16                                        1,812     1,781
   Series 1998-23 Class ZA
      6.500% due 09/20/28                                        6,307     6,035
Government National Mortgage Association I
      6.500% 30 Year TBA (g)                                    10,365    10,498
      8.000% due 2007                                                2         2
      6.500% due 2008                                               67        70
      6.500% due 2009                                              684       713
      7.000% due 2011                                                9         9
      8.000% due 2016                                                3         3
      9.500% due 2016                                               25        27
      8.000% due 2017                                               73        78
     10.500% due 2020                                               84        96
      8.000% due 2022                                              177       190
      8.500% due 2022                                               96       104
      6.500% due 2023                                              451       461

116 Diversified Bond Fund

DIVERSIFIED BOND FUND

                                                      April 30, 2002 (Unaudited)

                                                             PRINCIPAL    MARKET
                                                              AMOUNT       VALUE
                                                              (000)        (000)
                                                                $            $
                                                             ---------    ------
      6.500% due 2023                                               38        38
      6.500% due 2024                                              334       341
      7.500% due 2025                                              130       138
      8.000% due 2025                                              465       494
      9.000% due 2025 (c)                                        1,285     1,410
      9.000% due 2025                                              261       286
      6.500% due 2026                                              147       150
      6.500% due 2028                                            4,864     4,946
      7.000% due 2028                                              425       440
      6.000% due 2029                                            2,266     2,251
      7.000% due 2029                                              422       435
      8.500% due 2029                                               91        97
      7.500% due 2030                                              165       173
      8.000% due 2030                                              596       630
      8.500% due 2030                                              657       701
      7.000% due 2031                                            2,951     3,047
      6.500% due 2032                                              998     1,011
      7.000% due 2032                                            4,450     4,595
Government National Mortgage Association II
      6.500% 30 Year TBA (g)                                     4,190     4,234
      6.375% due 2023 (c)(f)                                     1,121     1,140
      6.625% due 2023 (c)(f)                                       997     1,029
      6.625% due 2023 (c)(f)                                       718       740
      6.375% due 2024 (c)(f)                                       587       599
GS Mortgage Securities Corp. II
   Series 1997-GL Class A2A
      6.940% due 07/13/30                                          289       297
HSBC Mortgage Loan Trust
   Series 2000-HSB1 Class A3
      7.110% due 12/16/30                                          980       989
JP Morgan Chase Commercial Mortgage Securities Corp.
   Series 2001-CIB3 Class A2
      6.044% due 11/15/35                                          955       968
Mellon Residential Funding Corp.
   Series 1999-TBC2 Class A3
      6.580% due 07/25/29                                          300       306
   Series 2000-TBC2 Class A1
      2.100% due 06/15/30 (f)                                      671       670
   Series 2000-TBC3 Class A1
      2.080% due 12/15/30 (f)                                    8,400     8,399
Morgan Stanley Dean Witter Capital I
   Series 2000-PRIN Class A3
      7.360% due 02/23/34                                        1,595     1,719
Nationslink Funding Corp.
   Series 1999-SL Class A4
      6.654% due 11/10/30                                          500       526
Option One Mortgage Securities Corp.
   Series 2002-3 Class NT
      2.150% due 04/29/09                                          970       970
PNC Mortgage Securities Corp.
   Series 2000-9 Class A3
      7.190% due 09/25/05                                          928       948
Residential Asset Mortgage Products, Inc.
   Series 2002-RZ1 Class A1
      2.090% due 08/25/20 (f)                                      861       861
Small Business Investment Cos
   Series 1999-P10B Class 1
      7.540% due 08/10/09                                        3,538     3,864
   Series 2000-10B Class 1
      7.452% due 09/01/10                                        4,863     5,276
Washington Mutual Mortgage Securities Corp.
   Series 2001-6 Class IA1
      2.060% due 02/25/31 (f)                                        8         8
                                                                         -------
                                                                         325,293
                                                                         -------

MUNICIPAL BONDS - 0.2%
New Jersey Transportation Trust Fund Authority,
   Series A, daily demand
      4.500% due 06/15/19                                        2,000     1,888
                                                                         -------

NON-US BONDS - 0.0%
Germany, Federal Republic of
      5.625% due 01/04/28                                    EUR   210       191
      6.250% due 01/04/30                                    EUR   100        99
                                                                         -------
                                                                             290
                                                                         -------

UNITED STATES GOVERNMENT AGENCIES - 7.0%
Federal Home Loan Bank
      3.750% due 04/15/04                                        2,785     2,802
      5.790% due 04/27/09                                        2,580     2,631
Federal Home Loan Mortgage Corp.
      3.250% due 11/15/04                                        3,060     3,020
      6.875% due 01/15/05                                        5,200     5,592
      4.875% due 03/15/07                                        3,175     3,181
      7.000% due 03/15/10                                          560       614
      6.875% due 09/15/10                                        1,000     1,088
      5.500% due 09/15/11                                          800       790
      6.750% due 03/15/31                                          986     1,047
      6.250% due 07/15/32                                           59        59
Federal National Mortgage Association
      6.250% due 11/15/02                                          900       920
      5.125% due 02/13/04                                        1,955     2,017
      6.500% due 08/15/04                                        2,155     2,288

                                                       Diversified Bond Fund 117

DIVERSIFIED BOND FUND

                                                     April 30, 2002 (Unaudited)

                                                           PRINCIPAL     MARKET
                                                             AMOUNT      VALUE
                                                             (000)       (000)
                                                               $           $
                                                           ---------    -------
      7.000% due 07/15/05                                      6,615      7,170
      5.250% due 06/15/06                                      1,230      1,261
      5.000% due 01/15/07                                      7,450      7,520
      6.000% due 05/15/08                                      1,135      1,185
      6.000% due 05/15/11                                      3,610      3,702
      6.250% due 05/15/29                                        430        427
      6.210% due 08/06/38                                        320        314
Financing Corp. Principal Only
   Series 15P
   Zero Coupon due 03/07/19 (a)                                  485        163
Financing Corp. Principal Only
   Zero Coupon due 05/11/18                                      405        144
   Zero Coupon due 12/06/18                                    1,050        359
   Zero Coupon due 12/27/18                                    3,595      1,226
   Zero Coupon due 04/05/19                                      875        293
   Zero Coupon due 09/26/19                                      585        190
Government Trust Certificate
      9.625% due 05/15/02                                         11         11
Tennessee Valley Authority
      6.375% due 06/15/05                                         20         21
      6.250% due 12/15/17                                      3,865      3,904
                                                                        -------
                                                                         53,939
                                                                        -------

UNITED STATES GOVERNMENT TREASURIES - 13.5%
United States Treasury Bond Principal STRIP
      8.750% due 08/15/20                                      2,910        981
United States Treasury Note
      5.125% due 12/31/02                                         90         92
      3.250% due 12/31/03                                      4,065      4,083
      5.875% due 02/15/04                                      4,510      4,729
      6.000% due 08/15/04                                      2,360      2,493
      7.250% due 08/15/04                                      2,510      2,719
      5.875% due 11/15/04                                        700        739
      7.875% due 11/15/04                                     13,055     14,396
      6.500% due 05/15/05                                        570        613
      6.750% due 05/15/05                                      3,680      3,981
      6.500% due 08/15/05                                        220        237
      4.625% due 05/15/06                                      7,555      7,654
      6.875% due 05/15/06                                      2,600      2,849
      7.000% due 07/15/06                                      4,330      4,770
      6.500% due 10/15/06                                      7,815      8,472
      6.125% due 08/15/07                                      4,025      4,308
      8.750% due 11/15/08                                      1,730      1,877
      6.000% due 08/15/09                                      2,970      3,161
      5.750% due 08/15/10                                      2,120      2,227
      5.000% due 02/15/11                                      5,080      5,050
      4.875% due 02/15/12                                        175        172
     12.000% due 08/15/13                                        420        580
     13.250% due 05/15/14                                        680      1,010
     12.500% due 08/15/14                                      1,235      1,792
      7.250% due 05/15/16                                        520        603
      7.500% due 11/15/16                                        810        960
      8.750% due 05/15/17                                      1,925      2,532
      8.875% due 08/15/17                                      3,160      4,203
      8.875% due 02/15/19                                      2,225      2,989
      6.000% due 02/15/26                                        325        335
      6.375% due 08/15/27                                      7,620      8,251
      5.500% due 08/15/28                                        400        387
      5.250% due 11/15/28                                      5,800      5,411
                                                                        -------
                                                                        104,656
                                                                        -------

YANKEE BONDS - 2.8%
Abbey National PLC Step Up Bond
      6.700% due 06/29/49 (h)                                  1,700      1,720
African Development Bank
      9.750% due 12/15/03                                        325        356
      6.750% due 10/01/04                                        300        317
      6.875% due 10/15/15                                      1,245      1,268
      8.800% due 09/01/19                                        295        351
Alcan, Inc.
      6.450% due 03/15/11                                        505        513
Amvescap PLC
      6.600% due 05/15/05                                        785        806
Canadian National Railway Co.
      6.800% due 07/15/18                                        450        450
Carter Holt Harvey, Ltd.
      8.875% due 12/01/04                                        350        379
Diageo Capital PLC
      6.125% due 08/15/05                                        600        620
Hydro Quebec
   Series GH
      8.250% due 04/15/26                                        505        604
Inter-American Development Bank
      6.950% due 08/01/26                                        155        169
National Australia Bank, Ltd.
   Series A
      8.600% due 05/19/10                                        435        502
National Westminster Bank PLC
      7.375% due 10/01/09 (h)                                    550        596
National Westminster Bank PLC Step Up Bond
      7.750% due 04/29/49                                        800        860
New Brunswick Province of
      9.750% due 05/15/20                                        190        259
Nexfor, Inc.
      6.875% due 11/15/05                                        250        249
Nova Scotia, Province of
      9.125% due 05/01/21                                        690        888
Pemex Finance Ltd.
      6.125% due 11/15/03                                      1,400      1,426

118 Diversified Bond Fund

DIVERSIFIED BOND FUND

                                                      April 30, 2002 (Unaudited)

                                                          PRINCIPAL      MARKET
                                                            AMOUNT       VALUE
                                                            (000)        (000)
                                                              $            $
                                                          ---------    --------
Province of Manitoba
      8.800% due 01/15/20                                       200         250
      9.250% due 04/01/20                                       200         266
Province of Newfoundland
     10.000% due 12/01/20                                        90         124
Province of Quebec
      7.500% due 07/15/23                                     1,260       1,382
      7.125% due 02/09/24                                       985       1,036
Province of Saskatchewan/Canada
      8.000% due 07/15/04                                     1,045       1,139
      7.375% due 07/15/13                                       500         559
Royal KPN NV
      8.000% due 10/01/10                                     1,055       1,084
Skandinaviska Enskilda Banken SEB
      6.875% due 02/15/09                                       320         326
TransCanada PipeLines, Ltd.
      7.150% due 06/15/06                                       800         836
Tyco International Group SA
      6.375% due 06/15/05                                       700         597
      6.375% due 10/15/11                                       500         396
Vodafone Group PLC
      7.750% due 02/15/10                                       730         780
                                                                       --------
                                                                         21,108
                                                                       --------
TOTAL LONG-TERM INVESTMENTS
(cost $817,981)                                                         828,140
                                                                       --------

                                                           NUMBER
                                                             OF
                                                           SHARES
                                                          ---------
PREFERRED STOCK - 0.1%
Centaur Funding Corp.                                       550,000         597
                                                                       --------

TOTAL PREFERRED STOCK
(cost $589)                                                                 597
                                                                       --------

                                                          PRINCIPAL      MARKET
                                                            AMOUNT       VALUE
                                                            (000)        (000)
                                                              $            $
                                                          ---------    --------
SHORT-TERM INVESTMENTS - 15.6%
ABN AMRO North America
   Discount Note
      1.755% due 06/24/02 (e)                                 4,500       4,488
Federal Home Loan Mortgage Corp.
   Discount Note
      1.760% due 05/06/02 (e)                                 2,600       2,599
      1.870% due 08/15/02                                     1,300       1,293
Frank Russell Investment Company Money Market Fund (e)      112,097     112,097
United States Treasury Bill
      1.660% due 05/02/02 (c)(d)(e)                             100         100
                                                                       --------

TOTAL SHORT-TERM INVESTMENTS
(cost $120,577)                                                         120,577
                                                                       --------

TOTAL INVESTMENTS - 122.7%
(identified cost $939,147)                                              949,314

OTHER ASSETS AND LIABILITIES,
NET - (22.7%)                                                          (175,816)
                                                                       --------

NET ASSETS - 100.0%                                                     773,498
                                                                       ========

                                                                    UNREALIZED
                                                      NOTIONAL     APPRECIATION
                                                       AMOUNT     (DEPRECIATION)
                                                       (000)           (000)
FUTURES CONTRACTS                                        $               $
                                                      --------    --------------
LONG POSITIONS
United States Treasury Bonds
   expiration date 06/02                                    409               5

United States Treasury 2 Year Notes
   expiration date 06/02                                  2,509               6

United States Treasury 10 Year Notes
   expiration date 06/02                                  1,056              28

SHORT POSITIONS
United States Treasury 10 Year Notes
   expiration date 06/02                                  4,772              --
                                                                  -------------
Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased                                                        39
                                                                  =============

  See accompanying notes which are an integral part of the financial statements.

                                                       Diversified Bond Fund 119

DIVERSIFIED BOND FUND

                                                      April 30, 2002 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                 UNREALIZED
                                                                APPRECIATION
    AMOUNT              AMOUNT                                 (DEPRECIATION)
    SOLD                BOUGHT             SETTLEMENT              (000)
    (000)               (000)                 DATE                   $
--------------      --------------       --------------      ------------------
EUR        186      USD        164         07/11/02                          (3)
                                                             ------------------
                                                                             (3)
                                                             ==================

See accompanying notes which are an integral part of the financial statements.

120 Diversified Bond Fund

DIVERSIFIED BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2002 (Unaudited)

ASSETS
Investments at market (including securities on loan of $115,412), (identified cost $939,147) .....................  $  949,314
Foreign currency holdings (identified cost $10) ..................................................................          10
Receivables:
   Dividends and interest ........................................................................................       8,350
   Investments sold (regular settlement) .........................................................................      14,799
   Investments sold (delayed settlement) .........................................................................      63,790
   Fund shares sold ..............................................................................................       1,443
   Daily variation margin on futures contracts ...................................................................           5
Investment of securities lending collateral in money market funds, at cost and market value ......................     116,621
                                                                                                                    ----------
      Total assets ...............................................................................................   1,154,332

LIABILITIES
Payables:
   Investments purchased (regular settlement) .........................................................  $  25,464
   Investments purchased (delayed settlement) .........................................................    237,143
   Fund shares redeemed ...............................................................................      1,113
   Accrued fees to affiliates .........................................................................        415
   Other accrued expenses .............................................................................         75
Unrealized depreciation on forward foreign currency exchange contracts ................................          3
Payable upon return of securities loaned ..............................................................    116,621
                                                                                                         ---------
      Total liabilities ..........................................................................................     380,834
                                                                                                                    ----------
NET ASSETS .......................................................................................................  $  773,498
                                                                                                                    ==========
NET ASSETS CONSIST OF:
Undistributed net investment income ..............................................................................  $    2,721
Accumulated distributions in excess of net realized gain .........................................................     (11,362)
Unrealized appreciation (depreciation) on:
   Investments ...................................................................................................      10,167
   Futures contracts .............................................................................................          39
   Foreign currency-related transactions .........................................................................          (6)
Shares of beneficial interest ....................................................................................         330
Additional paid-in capital .......................................................................................     771,609
                                                                                                                    ----------
NET ASSETS .......................................................................................................  $  773,498
                                                                                                                    ==========
NET ASSET VALUE, offering and redemption price per share:
   Class C ($18,150,531 divided by 761,212 shares of $.01 par value shares of beneficial interest
     outstanding) ................................................................................................  $    23.84
                                                                                                                    ==========
   Class E ($19,832,343 divided by 830,002 shares of $.01 par value shares of beneficial interest
     outstanding) ................................................................................................  $    23.89
                                                                                                                    ==========
   Class S ($735,515,164 divided by 31,451,387 shares of $.01 par value shares of beneficial interest
     outstanding) ................................................................................................  $    23.39
                                                                                                                    ==========

  See accompanying notes which are an integral part of the financial statements.

                                                       Diversified Bond Fund 121

DIVERSIFIED BOND FUND

STATEMENT OF OPERATIONS

Amounts in thousands        For the Six Months Ended April 30, 2002 (Unaudited)


INVESTMENT INCOME
   Interest .........................................................  $ 17,322
   Dividends from Money Market Fund .................................       983
   Securities Lending Income ........................................        98
                                                                       --------
      Total investment income .......................................    18,403

EXPENSES
   Advisory fees .........................................   $  1,454
   Administrative fees - Class C .........................          5
   Administrative fees - Class E .........................          6
   Administrative fees - Class S .........................        221
   Custodian fees ........................................        272
   Distribution fees - Class C ...........................         59
   Transfer agent fees ...................................        338
   Professional fees .....................................         40
   Registration fees .....................................         72
   Shareholder servicing fees - Class C ..................         20
   Shareholder servicing fees - Class E ..................         23
   Trustees' fees ........................................         10
   Miscellaneous .........................................         36
                                                             --------
   Expenses before reductions ............................      2,556
   Expense reductions ....................................        (17)
                                                             --------
      Expenses, net .................................................     2,539
                                                                       --------
Net investment income ...............................................    15,864
                                                                       --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments ...........................................      3,533
   Futures contracts .....................................        (84)
   Options written .......................................        128
   Foreign currency-related transactions .................        120     3,697
                                                             --------
Net change in unrealized appreciation (depreciation) on:
   Investments ...........................................    (22,984)
   Futures contracts .....................................         39
   Options written .......................................         13
   Foreign currency-related transactions .................        (49)  (22,981)
                                                             --------  --------
Net realized and unrealized gain (loss) .............................   (19,284)
                                                                       --------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ...............  $ (3,420)
                                                                       ========

See accompanying notes which are an integral part of the financial statements.

122 Diversified Bond Fund

DIVERSIFIED BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                      SIX MONTHS ENDED         FISCAL
                                                                       APRIL 30, 2002        YEAR ENDED
                                                                         (UNAUDITED)      OCTOBER 31, 2001
                                                                      ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income .........................................    $         15,864    $         41,570
   Net realized gain (loss) ......................................               3,697              20,730
   Net change in unrealized appreciation (depreciation) ..........             (22,981)             36,404
                                                                      ----------------    ----------------
      Net increase (decrease) in net assets from operations ......              (3,420)             98,704
                                                                      ----------------    ----------------
DISTRIBUTIONS
   From net investment income
      Class C ....................................................                (279)               (476)
      Class E ....................................................                (392)               (503)
      Class S ....................................................             (16,559)            (41,596)
                                                                      ----------------    ----------------
         Net decrease in net assets from distributions ...........             (17,230)            (42,575)
                                                                      ----------------    ----------------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions..              16,338              (5,279)
                                                                      ----------------    ----------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS ......................              (4,312)             50,850

NET ASSETS
   Beginning of period ...........................................             777,810             726,960
                                                                      ----------------    ----------------
   End of period (including undistributed net investment income of
     $2,721 and $4,087, respectively) ............................    $        773,498    $        777,810
                                                                      ================    ================

 See accompanying notes which are an integral part of the financial statements.

                                                      Diversified Bond Fund 123

DIVERSIFIED BOND FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                 FISCAL YEARS ENDED
                                                                    OCTOBER 31,
                                                                 ------------------
                                                       2002*       2001     2000**    1999***
                                                      -------    -------    -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD .............    $ 24.49    $ 22.71    $ 22.24   $ 24.00
                                                      -------    -------    -------   -------
INCOME FROM OPERATIONS
   Net investment income (a) .....................        .39       1.06        .99      1.03
   Net realized and unrealized gain (loss)........       (.62)      1.81        .41     (1.61)
                                                      -------    -------    -------   -------
      Total income from operations ...............       (.23)      2.87       1.40      (.58)
                                                      -------    -------    -------   -------
DISTRIBUTIONS
   From net investment income ....................       (.42)     (1.09)      (.93)    (1.05)
   From net realized gain ........................         --         --         --      (.13)
                                                      -------    -------    -------   -------
      Total distributions ........................       (.42)     (1.09)      (.93)    (1.18)
                                                      -------    -------    -------   -------
NET ASSET VALUE, END OF PERIOD ...................    $ 23.84    $ 24.49    $ 22.71   $ 22.24
                                                      =======    =======    =======   =======
TOTAL RETURN (%)(b) ..............................       (.92)     13.02       6.44     (2.47)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands).......     18,151     15,027      7,315     4,652

   Ratios to average net assets (%)(c):
      Operating expenses, net ....................       1.63       1.64       1.62      1.62
      Operating expenses, gross ..................       1.64       1.64       1.63      1.62
      Net investment income ......................       3.28       4.53       5.37      4.88

   Portfolio turnover rate (%) ...................      84.97     155.87     128.88    152.23

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period January 27, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

124 Diversified Bond Fund

DIVERSIFIED BOND FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                        FISCAL YEARS ENDED
                                                            OCTOBER 31,             YEARS ENDED DECEMBER 31,
                                                        ------------------  --------------------------------------
                                                2002*     2001     2000**     1999      1998      1997     1996***
                                              --------  --------  --------  --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD......... $  24.54  $  22.75  $  22.23  $  23.92  $  24.06  $  22.98  $  23.16
                                              --------  --------  --------  --------  --------  --------  --------
INCOME FROM OPERATIONS
   Net investment income (a).................      .48      1.22      1.13      1.30      1.32      1.22       .25
   Net realized and unrealized gain (loss)...     (.62)     1.84       .44     (1.65)      .45       .66      (.09)
                                              --------  --------  --------  --------  --------  --------  --------
      Total income from operations...........     (.14)     3.06      1.57      (.35)     1.77      1.88       .16
                                              --------  --------  --------  --------  --------  --------  --------
DISTRIBUTIONS
   From net investment income................     (.51)    (1.27)    (1.05)    (1.21)    (1.56)     (.72)     (.34)
   From net realized gain....................       --        --        --      (.13)     (.35)     (.08)       --
                                              --------  --------  --------  --------  --------  --------  --------
      Total distributions....................     (.51)    (1.27)    (1.05)    (1.34)    (1.91)     (.80)     (.34)
                                              --------  --------  --------  --------  --------  --------  --------
NET ASSET VALUE, END OF PERIOD............... $  23.89  $  24.54  $  22.75  $  22.23  $  23.92  $  24.06  $  22.98
                                              ========  ========  ========  ========  ========  ========  ========
TOTAL RETURN (%)(b)..........................     (.56)    13.87      7.25     (1.51)     7.63      8.35       .67

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)..   19,832    17,763     5,492     3,639     4,703     2,469       962

   Ratios to average net assets (%)(c):
      Operating expenses, net................      .88       .89       .87       .87       .98      1.29      1.31
      Operating expenses, gross..............      .88       .89       .88       .87       .98      1.29      1.31
      Net investment income..................     4.03      5.22      6.13      5.49      5.42      5.64      5.75

   Portfolio turnover rate (%)...............    84.97    155.87    128.88    152.23    216.88    172.43    138.98

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period November 4, 1996 (commencement of sale) to December 31,
    1996.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                       Diversified Bond Fund 125

DIVERSIFIED BOND FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                        FISCAL YEARS ENDED
                                                            OCTOBER 31,            YEARS ENDED DECEMBER 31,
                                                        ------------------  --------------------------------------
                                                2002*     2001     2000**     1999      1998      1997      1996
                                              --------  --------  --------  --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD........  $  24.03  $  22.31  $  21.77  $  23.53  $  23.43  $  22.97  $  23.69
                                              --------  --------  --------  --------  --------  --------  --------

INCOME FROM OPERATIONS
   Net investment income (a)................       .49      1.29      1.16      1.31      1.38      1.45      1.47
   Net realized and unrealized gain (loss)..      (.59)     1.75       .41     (1.60)      .47       .56      (.71)
                                              --------  --------  --------  --------  --------  --------  --------
      Total income from operations..........      (.10)     3.04      1.57      (.29)     1.85      2.01       .76
                                              --------  --------  --------  --------  --------  --------  --------
DISTRIBUTIONS
   From net investment income...............      (.54)    (1.32)    (1.03)    (1.32)    (1.40)    (1.47)    (1.48)
   From net realized gain...................        --        --        --      (.13)     (.35)     (.08)       --
   Tax return of capital....................        --        --        --      (.02)       --        --        --
                                              --------  --------  --------  --------  --------  --------  --------
      Total distributions...................      (.54)    (1.32)    (1.03)    (1.47)    (1.75)    (1.55)    (1.48)
                                              --------  --------  --------  --------  --------  --------  --------
NET ASSET VALUE, END OF PERIOD..............  $  23.39  $  24.03  $  22.31  $  21.77  $  23.53  $  23.43  $  22.97
                                              ========  ========  ========  ========  ========  ========  ========
TOTAL RETURN (%)(b).........................      (.44)    14.11      7.40     (1.26)     8.09      9.09      3.43

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands).   735,515   745,020   714,153   765,674   808,761   687,331   554,804

   Ratios to average net assets (%)(c):
      Operating expenses, net...............       .65       .64       .62       .61       .57       .60       .61
      Operating expenses, gross.............       .66       .65       .63       .61       .57       .60       .61
      Net investment income.................      4.26      5.60      6.35      5.78      5.83      6.35      6.46

   Portfolio turnover rate (%)..............     84.97    155.87    128.88    152.23    216.88    172.43    138.98

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

126 Diversified Bond Fund

MULTISTRATEGY BOND FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2002 (Unaudited)

                                                            PRINCIPAL     MARKET
                                                             AMOUNT       VALUE
                                                              (000)       (000)
                                                                $           $
                                                            ---------    -------
LONG-TERM INVESTMENTS - 98.3%
ASSET-BACKED SECURITIES - 4.7%
Air 2 US
      8.027% due 10/01/19                                         519        515
BMW Vehicle Lease Trust
   Series 2000-A Class A2
      6.650% due 02/25/03                                          70         71
Capital Auto Receivables Asset Trust
   Series 2002-2 Class A2
      2.890% due 04/15/04                                         800        801
Capital One Master Trust
   Series 2001-4 Class A
      1.940% due 04/16/07 (f)                                     950        951
Carco Auto Loan Master Trust
   Series 1998-1 Class A2
      1.940% due 06/15/05 (f)                                     725        725
Centex Home Equity
   Series 2001-B Class A1
      4.930% due 11/25/16                                         374        378
Chase Credit Card Master Trust
   Series 1997-1 Class A
      1.950% due 10/15/06 (f)                                   1,100      1,101
Chase Manhattan Auto Owner Trust
   Series 2001-B Class A2
      2.440% due 06/15/04                                         500        501
   Series 2002-A Class A2
      2.630% due 10/15/04                                         550        550
Citibank Credit Card Issuance Trust
   Series 2000-C1 Class C1
      7.450% due 09/15/07                                       1,055      1,106
   Series 2001-A6 Class A6
      5.650% due 06/16/08                                       1,775      1,809
   Series 2002-C2 Class C2
      6.950% due 02/18/14                                         800        803
Conseco Finance
   Series 2000-C Class A
      2.230% due 12/15/29 (f)                                   2,098      2,106
Daimler Chrysler Auto Trust
   Series 2000-E Class A2
      6.210% due 12/08/03                                         227        229
   Series 2001-C Class A2
      3.710% due 07/06/04                                         759        765
   Series 2000-E Class A3
      6.110% due 11/08/04                                         600        616
   Series 2002-A Class A2
      2.900% due 12/06/04                                       1,000      1,002
Discover Card Master Trust I
   Series 2001-4 Class A
      1.950% due 10/16/06 (f)                                   2,000      2,002
Federal Home Loan Mortgage Corp.
   Series 2002-2432 Class PI
      6.000% due 04/15/23                                       2,137        295
Federal Housing Authority
      7.430% due 07/01/22                                       1,518      1,520
Federal National Mortgage Association
   Series 2002-18 Class PG
      5.500% due 06/25/08                                         668        683
First USA Credit Card Master Trust
   Series 1997-1 Class A
      1.960% due 10/17/06 (f)                                   1,500      1,501
Fleet Credit Card Master Trust II
   Series 2001-C Class A
      3.860% due 03/15/07                                       1,400      1,389
Ford Credit Auto Owner Trust
   Series 2001-A Class A3
      5.350% due 07/15/03                                         183        184
   Series 2002-B Class A2A
      2.970% due 06/15/04                                         850        852
   Series 2002-B Class A4
      4.750% due 08/15/06                                         800        812
Harley-Davidson Motorcycle Trust
   Series 2002-1 Class A1
      3.020% due 09/15/06                                         900        901
Honda Auto Receivables Owner Trust
   Series 2002-1 Class A2
      2.550% due 04/15/04                                         600        601
Lehman ABS Manufactured Housing Contract
   Series 2001-B Class A1
      3.010% due 03/15/10                                         403        404
MBNA Credit Card Master Note Trust
   Series 2002-C1 Class C1
      6.800% due 07/15/14                                       1,000        993
MBNA Master Credit Card Trust USA
   Series 1999-J Class B
      7.400% due 02/15/12                                       1,500      1,624
   Series 2000-E Class A
      7.800% due 10/15/12                                         600        682
Morgan Stanley Dean Witter Capital I
   Series 2001-NC3N Class N
     12.750% due 10/25/31                                         582        588
Nissan Auto Receivables Owner Trust
   Series 2002-B Class A2
      3.070% due 08/16/04                                         600        602
SLM Student Loan Trust
   Series 1996-4 Class A1
      2.200% due 07/25/04 (f)                                      36         36
   Series 1997-3 Class A1
      2.320% due 04/25/06 (f)                                     411        412


                                                     Multistrategy Bond Fund 127

MULTISTRATEGY BOND FUND

                                                      April 30, 2002 (Unaudited)

                                                             PRINCIPAL    MARKET
                                                              AMOUNT      VALUE
                                                              (000)       (000)
                                                                $           $
                                                             ---------    ------
Toyota Auto Receivables Owner Trust
   Series 2001-A Class A2
      5.380% due 12/15/03                                           47        47
   Series 2001-C Class A2
      3.770% due 07/15/04                                          738       743
                                                                          ------
                                                                          30,900
                                                                          ------

CORPORATE BONDS AND NOTES - 28.0%
ACE, Ltd.
      6.000% due 04/01/07                                          310       316
Aetna, Inc.
      7.875% due 03/01/11                                          385       392
Agrilink Foods, Inc.
     11.875% due 11/01/08                                          140       147
AIG SunAmerica Global Financing IX
      6.900% due 03/15/32                                          150       153
Ainsworth Lumber Co., Ltd.
     13.875% due 07/15/07                                          500       560
Albertson's, Inc.
      7.500% due 02/15/11                                          425       454
      8.000% due 05/01/31                                          300       325
Alderwoods Group, Inc.
     12.250% due 01/02/09                                          270       271
American Airlines, Inc.
      9.710% due 01/02/07                                          242       221
   Series 90-H
      9.800% due 01/02/08                                        1,190     1,182
   Series 01-1
      6.817% due 05/23/11                                          630       616
American General Corp.
      7.500% due 07/15/25                                          270       292
American General Institute
      8.125% due 03/15/46                                          355       402
American Greetings
     11.750% due 07/15/08                                          250       269
Anthem Insurance Co.s, Inc.
      9.125% due 04/01/10                                          290       319
AOL Time Warner, Inc.
      5.625% due 05/01/05                                          650       641
      7.625% due 04/15/31                                        5,195     4,843
      7.700% due 05/01/32                                          630       592
ArvinMeritor, Inc.
      8.750% due 03/01/12                                           95       101
AT&T Corp.
      6.500% due 11/15/06                                          790       764
      7.300% due 11/15/11                                          595       547
      8.000% due 11/15/31                                          180       158
AT&T Wireless Services, Inc.
      6.875% due 04/18/05                                          290       289
      8.125% due 05/01/12                                          460       452
      8.750% due 03/01/31                                          355       346
Avista Corp.
      7.750% due 01/01/07                                           50        51
AXA Financial, Inc.
      6.500% due 04/01/08                                          120       123
      7.000% due 04/01/28                                          420       412
BAE Systems Holdings, Inc.
      6.400% due 12/15/11                                        1,520     1,514
Banesto
      8.250% due 07/28/02                                          500       506
Bank of America Corp.
   Series MTNI
      2.229% due 10/22/04 (f)                                      925       926
      7.800% due 02/15/10                                          850       932
Bank One Corp.
   Series MTNA
      6.000% due 02/17/09                                          175       173
      7.625% due 10/15/26                                          305       328
Baxter International, Inc.
      5.250% due 05/01/07                                          415       416
BB&T Corp.
      6.500% due 08/01/11                                          350       357
Belo Corp.
      8.000% due 11/01/08                                           60        62
Boeing Capital Corp.
      5.750% due 02/15/07                                          855       867
      6.500% due 02/15/12                                          160       164
BPC Holding Corp.
   Series B
     12.500% due 06/15/06                                           70        72
British Telecommunications PLC
      3.295% due 12/15/03 (f)                                    3,400     3,406
      8.375% due 12/15/10                                          875       955
      8.875% due 12/15/30                                        1,010     1,140
Building Materials Corp. of America
   Series B
      7.750% due 07/15/05                                           30        26
Burlington Northern Santa Fe Corp.
      6.875% due 12/01/27                                          510       497
Burlington Resources Finance Co.
      5.700% due 03/01/07                                          250       250
Calpine Corp.
      8.500% due 02/15/11                                          215       184
Cargill, Inc.
      6.375% due 06/01/12                                          465       464
Case Credit Corp.
      6.125% due 02/15/03                                          250       244
Caterpillar, Inc.
      6.950% due 05/01/42                                          365       370
Centex Corp.
      7.875% due 02/01/11                                          220       232

128 Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

                                                     April 30, 2002 (Unaudited)

                                                           PRINCIPAL     MARKET
                                                            AMOUNT       VALUE
                                                            (000)        (000)
                                                              $            $
                                                           ---------     ------
Champion Home Builders Co
     11.250% due 04/15/07                                      360          364
Charter Communications Holdings, LLC/Charter
  Communications Holdings Cap Corp.
     10.750% due 10/01/09                                      260          254
Charter Communications Holdings, LLC/Charter
  Communications Holdings Cap Corp.
   Step Up Bond
      0.000% due 01/15/11 (a)                                  390          250
Charter Communications Holdings, LLC/Charter
  Communications Holdings Capital Corp.
     10.000% due 04/01/09
   Step Up Bond                                                150          142
   Zero Coupon due 01/15/10 (a)                                165          112
Cigna Corp.
      6.375% due 10/15/11                                      275          276
Cincinnati Financial Corp.
      6.900% due 05/15/28                                    1,000          981
Circus & Eldorado Joint Venture/Silver Legacy Capital
  Corp.
     10.125% due 03/01/12                                      250          260
CIT Group, Inc.
      5.625% due 05/17/04                                      105          103
      6.500% due 02/07/06                                       55           53
Citicorp
   Series MTNF
      6.375% due 11/15/08                                      265          271
Citigroup, Inc.
      7.250% due 10/01/10                                    2,745        2,934
      6.500% due 01/18/11                                    3,000        3,066
Citizens Communications Co.
      6.375% due 08/15/04                                      435          436
City National Bank
   Series AI
      6.750% due 09/01/11                                      620          604
Clear Channel Communications, Inc.
      7.650% due 09/15/10                                      195          197
CMS Energy Corp.
      8.125% due 05/15/02                                      375          375
Coca-Cola Enterprises, Inc.
      8.500% due 02/01/22                                      550          654
Colonial Pipeline Co.
      7.630% due 04/15/32                                      395          407
Comcast Cable Communications
      8.375% due 05/01/07                                      930          994
      6.750% due 01/30/11                                      185          177
Comstock Resources, Inc.
     11.250% due 05/01/07                                       40           42
Conoco Funding Co.
      6.350% due 10/15/11                                    1,525        1,541
Conoco, Inc.
      6.950% due 04/15/29                                      150          152
Conseco, Inc.
      6.400% due 02/10/03                                      150          126
Consolidated Natural Gas Co.
   Series C
      6.250% due 11/01/11                                      120          117
Consumers Energy Co.
      6.000% due 03/15/05                                      250          254
Continental Airlines, Inc.
      6.900% due 01/02/18                                      325          314
Credit Suisse First Boston USA, Inc.
      5.875% due 08/01/06                                      560          567
      5.750% due 04/15/07                                      435          436
      6.500% due 01/15/12                                      440          434
Crown Castle International Corp.
      9.375% due 08/01/11                                      205          174
CSC Holdings, Inc.
      7.250% due 07/15/08                                      395          373
      7.625% due 07/15/18                                       55           48
CSK Auto, Inc.
     12.000% due 06/15/06                                      185          198
DaimlerChrysler Financial Services North America LLC
   Series MTNR
      2.020% due 03/10/03 (f)                                1,000          993
DaimlerChrysler NA Holding Corp.
   Series MTNB
      6.590% due 06/18/02                                      100          100
      2.760% due 12/16/02 (f)                                    0            0
   Series MTNC
      2.131% due 08/21/03 (f)                                3,000        2,978
      8.000% due 06/15/10                                      200          215
      8.500% due 01/18/31                                    3,220        3,569
Dana Corp.
      9.000% due 08/15/11                                      245          250
Delhaize America, Inc.
      9.000% due 04/15/31                                      325          373
Delphi Corp.
      7.125% due 05/01/29                                      110          105
Delta Air Lines, Inc.
      7.299% due 09/18/06                                      200          200
   Series C
      7.779% due 01/02/12                                      385          387
Den Norske Bank ASA
      7.729% due 06/29/49 (h)                                  530          553
Denbury Resources, Inc.
   Series B
      9.000% due 03/01/08                                      250          248

                                                    Multistrategy Bond Fund 129

MULTISTRATEGY BOND FUND

                                                      April 30, 2002 (Unaudited)


                                                            PRINCIPAL     MARKET
                                                             AMOUNT       VALUE
                                                             (000)        (000)
                                                               $            $
                                                            ---------    -------
Detroit Edison Co.
      5.050% due 10/01/05                                       260          258
      6.125% due 10/01/10                                        55           54
Di Giorgio Corp.
   Series B
     10.000% due 06/15/07                                       210          213
Dresser, Inc.
      9.375% due 04/15/11                                       175          182
DTE Energy Co.
      7.050% due 06/01/11                                       725          747
EchoStar Broadband Corp.
     10.375% due 10/01/07                                       325          348
EL Paso Corp.
      7.750% due 01/15/32                                     1,060        1,058
Eli Lilly & Co.
      6.770% due 01/01/36                                       820          840
EOP Operating LLC
      7.500% due 04/19/29                                       510          492
Farmers Exchange Capital
      7.050% due 07/15/28                                       400          308
Federated Department Stores
      7.000% due 02/15/28                                       325          315
FINOVA Group, Inc.
      7.500% due 11/15/09                                       600          212
First Security Corp.
      5.875% due 11/01/03                                     3,000        3,106
FirstEnergy Corp.
      6.450% due 11/15/11                                       305          287
   Series C
      7.375% due 11/15/31                                       995          933
Fleming Co.s, Inc.
   Series D
     10.625% due 07/31/07                                       150          154
      9.875% due 05/01/12                                       150          149
Ford Motor Co.
      6.625% due 10/01/28                                       275          236
      7.450% due 07/16/31                                     1,425        1,346
Ford Motor Credit Co.
      2.530% due 06/23/03 (f)                                 2,175        2,154
      7.600% due 08/01/05                                     5,000        5,184
      6.875% due 02/01/06                                     2,860        2,894
      5.800% due 01/12/09                                       500          464
      7.375% due 10/28/09                                       120          121
      7.375% due 02/01/11                                       820          826
      7.250% due 10/25/11                                        40           40
Fort James Corp.
      6.625% due 09/15/04                                       250          248
Fortune Brands, Inc.
      7.125% due 11/01/04                                       275          291
Foster's Finance Corp.
      6.875% due 06/15/11                                       430          444
Fred Meyer, Inc. Holding Co.
      7.450% due 03/01/08                                       450          480
Gap, Inc.
      6.900% due 09/15/07                                       475          418
General Electric Capital Corp.
   Series MTNA
      6.750% due 03/15/32                                       580          571
General Motors Acceptance Corp.
      2.010% due 08/18/03 (f)                                 1,900        1,880
      2.200% due 11/07/03 (f)                                 1,200        1,187
      2.276% due 04/05/04 (f)                                 2,000        1,967
      2.379% due 07/20/04 (f)                                 1,600        1,580
      2.321% due 07/30/04 (f)                                 2,200        2,171
      6.125% due 09/15/06                                       945          955
      6.125% due 02/01/07                                       690          696
      6.875% due 09/15/11                                     1,140        1,141
      7.000% due 02/01/12                                       660          666
      8.000% due 11/01/31                                       330          346
Georgia-Pacific Corp.
      8.125% due 05/15/11                                       280          279
GFSI, Inc.
   Series B
      9.625% due 03/01/07                                       370          326
Global Crossing Holding, Ltd.
      8.700% due 08/01/07 (l)                                   280            9
      9.625% due 05/15/08 (l)                                    50            1
Golden State Bancorp, Inc.
      7.000% due 08/01/03                                       125          127
      7.125% due 08/01/05                                       425          425
Goldman Sachs Group, Inc.
      6.875% due 01/15/11                                     1,355        1,378
GTE Corp.
      6.940% due 04/15/28                                       380          342
Harrah's Operating Co., Inc.
      8.000% due 02/01/11                                       265          282
Hartford Financial Services Group, Inc.
      7.900% due 06/15/10                                        80           88
Hartford Life, Inc.
      7.650% due 06/15/27                                       220          235
      7.375% due 03/01/31                                       110          113
HCA, Inc.
      7.500% due 12/15/23                                       590          584
Health Net, Inc.
      8.375% due 04/15/11                                       200          215
Healthsouth Corp.
     10.750% due 10/01/08                                        60           67
Hertz Corp.
      7.625% due 08/15/07                                        75           75
      7.400% due 03/01/11                                        60           58
Highwoods Realty LP
      8.000% due 12/01/03                                       155          162

130 Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

                                                     April 30, 2002 (Unaudited)

                                                            PRINCIPAL    MARKET
                                                             AMOUNT      VALUE
                                                             (000)       (000)
                                                               $           $
                                                            ---------    ------
Honeywell International, Inc.
      6.125% due 11/01/11                                       350         350
Household Finance Corp.
      5.875% due 02/01/09                                       560         535
      6.375% due 10/15/11                                       225         218
Huntsman International LLC
   Series *
     10.125% due 07/01/09                                       320         288
IBJ Preferred Capital Co. LLC
  Step Up Bond
      8.790% due 12/29/49 (h)                                 1,900       1,474
Insight Midwest LLC/Insight Capital, Inc.
     10.500% due 11/01/10                                       225         237
Intelsat Ltd.
      7.625% due 04/15/12                                       680         689
Inter-American Development Bank
      5.375% due 01/18/06                                     2,100       2,150
Intermedia Communications, Inc.
   Series B
      8.500% due 01/15/08                                       115          83
International Lease Finance Corp.
      6.375% due 03/15/09                                       350         352
International Paper Co.
      8.000% due 07/08/03                                       600         630
International Wire Group, Inc.
     11.750% due 06/01/05                                       170         155
Interpool, Inc.
      6.625% due 03/01/03                                       140         139
J Crew Group Step Up Bond
   Series B
   Zero Coupon due 10/15/08 (a)                                 450         283
J Crew Operating Corp.
     10.375% due 10/15/07                                       200         174
John Deere Capital Corp.
      7.000% due 03/15/12                                       460         472
John Hancock Funds/USA
      7.375% due 02/15/24                                       250         259
Johnsondiversey, Inc.
      9.625% due 05/15/12                                       320         332
JP Morgan Chase & Co.
      5.350% due 03/01/07                                       220         218
      6.750% due 02/01/11                                       175         177
      6.625% due 03/15/12                                        95          95
K Mart Corp.
      9.875% due 06/15/08                                     1,410         649
Kellogg Co.
   Series B
      7.450% due 04/01/31                                       420         454
Kerr-McGee Corp
      5.875% due 09/15/06                                       420         423
KeySpan Corp.
      7.250% due 11/15/05                                       175         186
      7.625% due 11/15/10                                       525         570
Kinder Morgan Energy Partners LLC
      7.750% due 03/15/32                                     1,190       1,247
Kroger Co.
      8.150% due 07/15/06                                       345         378
      7.250% due 06/01/09                                       405         426
      8.000% due 09/15/29                                       475         519
      7.500% due 04/01/31                                       310         320
Lehman Brothers Holdings, Inc.
      6.625% due 04/01/04                                       375         393
      8.250% due 06/15/07                                       475         526
      6.625% due 01/18/12                                       460         456
Lenfest Communications, Inc.
      7.625% due 02/15/08                                       100         101
Levi Strauss & Co.
      6.800% due 11/01/03                                       575         562
     11.625% due 01/15/08                                       150         159
Lockheed Martin Corp.
      8.200% due 12/01/09                                     2,265       2,570
      7.750% due 05/01/26                                       190         206
Lodgenet Entertainment Corp.
     10.250% due 12/15/06                                       360         369
Lowe's Co.s, Inc.
      6.875% due 02/15/28                                       535         541
Lyondell Chemical Co.
      9.500% due 12/15/08                                       250         245
May Department Stores Co./The
      6.700% due 09/15/28                                       165         159
MBNA America Bank
   Series BKNT
      7.750% due 09/15/05                                        55          58
   Series BKNT
      6.500% due 06/20/06                                       175         180
MeadWestvaco Corp.
      6.850% due 04/01/12                                       120         122
Merrill Lynch & Co., Inc.
   Series MTNB
      6.130% due 05/16/06                                       380         392
Metropolitan Life Insurance Co.
      7.800% due 11/01/25                                       420         434
Mirant Americas Generation, Inc.
      8.300% due 05/01/11                                       365         343
Mission Energy Holding Co.
     13.500% due 07/15/08                                       500         549
Mohawk Industries, Inc.
      7.200% due 04/15/12                                        80          82
Morgan Stanley Dean Witter & Co.
      5.625% due 01/20/04                                       900         928
      6.750% due 04/15/11                                       550         555
      6.600% due 04/01/12                                       750         743

                                                    Multistrategy Bond Fund 131

MULTISTRATEGY BOND FUND

                                                      April 30, 2002 (Unaudited)

                                                            PRINCIPAL    MARKET
                                                             AMOUNT      VALUE
                                                             (000)       (000)
                                                               $           $
                                                            ---------    ------
Nabors Industries, Inc.
      6.800% due 04/15/04                                      270           282
National City Corp.
      6.875% due 05/15/19                                      500           495
Nationwide Financial Services
      6.250% due 11/15/11                                      395           386
Nevada Power Co.
   Series B
      6.200% due 04/15/04                                      475           428
News America Holdings
      8.875% due 04/26/23                                      300           322
      7.750% due 12/01/45                                      445           409
News America, Inc.
      7.300% due 04/30/28                                      250           227
Nextel Communications, Inc.
   Step Up Bond
     10.650% due 09/15/07 (a)                                  300           213
Niagara Mohawk Power Corp.
      6.875% due 04/01/03                                      375           386
   Series F
      7.625% due 10/01/05                                      510           543
Nisource Finance Corp.
      7.875% due 11/15/10                                      395           398
Norfolk Southern Corp.
      6.750% due 02/15/11                                      500           511
      7.700% due 05/15/17                                      500           537
      7.800% due 05/15/27                                      400           432
Northern Border Pipeline Co.
      6.250% due 05/01/07                                      385           386
Occidental Petroleum Corp.
      5.875% due 01/15/07                                      155           157
      9.250% due 08/01/19                                      350           425
Old Kent Bank
      7.750% due 08/15/10                                      540           577
Oneok, Inc.
      7.750% due 08/15/06                                      300           321
Orion Power Holdings, Inc.
     12.000% due 05/01/10                                      250           286
Pemex Master Trust
      8.625% due 02/01/22                                      450           464
Pemex Project Funding Master Trust
      9.125% due 10/13/10                                      465           510
Petco Animal Supplies, Inc.
     10.750% due 11/01/11                                      145           157
Petroleum Helicopters
      9.375% due 05/01/09                                      645           664
PG&E National Energy Group
     10.375% due 05/16/11                                      600           630
Pharmacia Corp.
      6.600% due 12/01/28                                      275           274
Pinnacle Partners
      8.830% due 08/15/04                                      370           373
Plains Resources, Inc.
   Series B
     10.250% due 03/15/06                                        5             5
   Series F
     10.250% due 03/15/06                                       40            41
Popular North America, Inc.
   Series MTNE
      6.125% due 10/15/06                                      130           130
Praxair, Inc.
      6.150% due 04/15/03                                      270           278
Progress Energy, Inc.
      7.000% due 10/30/31                                      400           388
PSEG Energy Holdings, Inc.
      9.125% due 02/10/04                                      225           232
Qwest Capital Funding, Inc.
      7.000% due 08/03/09                                    2,070         1,480
      7.250% due 02/15/11                                      865           631
      7.750% due 02/15/31                                      115            79
RadioShack Corp.
      7.375% due 05/15/11                                      210           217
Raytheon Co.
      8.200% due 03/01/06                                      545           588
      8.300% due 03/01/10                                      220           243
Reed Elsevier Capital
      6.750% due 08/01/11                                       60            62
Residual Funding Principal Only
      0.000% due 10/15/20                                      400           126
Rogers Cable Inc.
      7.875% due 05/01/12                                      275           277
Rohm & Haas Co.
      6.950% due 07/15/04                                      270           286
Scholastic Corp.
      5.750% due 01/15/07                                      705           700
Seagate Technology International
   Step Up Bond
     13.500% due 11/15/07                                      325           390
Sealed Air Corp.
      8.750% due 07/01/08                                      370           390
Simon Property Group LLC
      6.375% due 11/15/07                                      200           199
Singapore Telecommunications, Ltd.
      6.375% due 12/01/11                                      310           307
      7.375% due 12/01/31                                    2,000         2,007
Small Business Administration
      7.449% due 08/01/10                                      584           635
Solutia, Inc.
      6.720% due 10/15/37                                    1,745         1,467

132 Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

                                                      April 30, 2002 (Unaudited)

                                                             PRINCIPAL    MARKET
                                                              AMOUNT      VALUE
                                                              (000)       (000)
                                                                $           $
                                                             ---------    ------
Sprint Capital Corp.
      6.000% due 01/15/07                                          540       499
      6.125% due 11/15/08                                          240       216
      7.625% due 01/30/11                                          110       104
      8.375% due 03/15/12                                          320       315
      6.900% due 05/01/19                                          205       169
      6.875% due 11/15/28                                          415       328
      8.750% due 03/15/32                                        4,575     4,368
Starwood Hotels & Resorts Worldwide, Inc.
      7.375% due 05/01/07                                           65        65
      7.875% due 05/01/12                                          340       341
Sun Microsystems, Inc.
      7.650% due 08/15/09                                          270       280
Swift Energy Co.
      9.375% due 05/01/12                                          175       179
Synagro Technologies Inc.
      9.500% due 04/01/09                                          320       326
Systems 2001 AT LLC
      7.156% due 12/15/11                                          376       385
      6.664% due 09/15/13                                          466       484
TCI Communications, Inc.
      8.650% due 09/15/04                                          500       528
      8.000% due 08/01/05                                        1,570     1,628
      7.875% due 02/15/26                                          145       134
Tenet Healthcare Corp.
      6.000% due 12/01/05                                          725       708
Time Warner Co.s
      7.570% due 02/01/24                                          110       102
Time Warner, Inc.
      7.975% due 08/15/04                                          225       237
      6.625% due 05/15/29                                           80        66
Times Mirror Co.
      7.450% due 10/15/09                                          500       526
Toledo Edison Co.
      8.700% due 09/01/02                                          500       507
Tommy Hilfiger USA
      6.850% due 06/01/08                                          120       112
Transocean Sedco Forex Inc.
      6.750% due 04/15/05                                          155       160
Tricon Global Restaurants, Inc.
      8.875% due 04/15/11                                          450       484
TRW, Inc.
      6.625% due 06/01/04                                        6,000     6,113
Tyson Foods, Inc.
      6.625% due 10/01/04                                          540       557
UBS Preferred Funding Trust I
      8.622% due 10/29/49 (h)                                      560       629
Union Pacific Corp.
      5.750% due 10/15/07                                        1,030     1,022
      6.125% due 01/15/12                                          590       576
Union Planters Corp.
      7.750% due 03/01/11                                          450       484
United States Steel LLC
     10.750% due 08/01/08                                          325       336
United Technologies Corp.
      6.100% due 05/15/12                                          160       161
US Airways Pass Through Trust
      8.110% due 02/20/17                                          185       192
US Airways, Inc.
      7.076% due 03/20/21                                           54        55
US Bancorp/First Bank
   Series MTNJ
      6.875% due 12/01/04                                          850       902
US West Capital Funding, Inc.
      6.500% due 11/15/18                                          250       163
USX Corp. Consolidated
      9.375% due 05/15/22                                          545       671
      8.500% due 03/01/23                                          490       559
Valero Energy Corp.
      6.125% due 04/15/07                                          290       294
Valspar Corp.
      6.000% due 05/01/07                                          425       423
Verizon
      6.500% due 09/15/11                                           70        67
Verizon New York, Inc.
   Series B
      7.375% due 04/01/32                                          150       144
Verizon Wireless, Inc.
      5.375% due 12/15/06                                          325       312
Vimpel-Communications
     10.450% due 04/26/05                                        1,120     1,129
Vintage Petroleum Inc.
      8.250% due 05/01/12                                          290       291
Wachovia Corp.
      7.550% due 08/18/05                                          875       948
Washington Mutual, Inc.
      8.250% due 04/01/10                                          155       173
Waste Management, Inc.
      7.000% due 07/15/28                                          460       428
Wells Fargo
   Series *
      6.625% due 07/15/04                                          175       185
Wells Fargo Bank NA
      7.550% due 06/21/10                                          250       273
Westdeutsche Landesbank
      6.050% due 01/15/09                                          600       605
Western Oil Sands Inc.
      8.375% due 05/01/12                                          325       336
Weyerhaeuser Co.
      5.500% due 03/15/05                                          310       314
      7.375% due 03/15/32                                          155       156

                                                     Multistrategy Bond Fund 133

MULTISTRATEGY BOND FUND

                                                      April 30, 2002 (Unaudited)

                                                           PRINCIPAL     MARKET
                                                            AMOUNT       VALUE
                                                            (000)        (000)
                                                              $            $
                                                           ---------    -------
Wheeling Island Gaming, Inc.
     10.125% due 12/15/09                                        250        260
Williams Co.s, Inc.
      8.125% due 03/15/12                                        310        318
   Series A
      7.500% due 01/15/31                                        690        635
      7.750% due 06/15/31                                        850        805
WorldCom, Inc. - WorldCom Group
      6.950% due 08/15/28                                        635        260
      8.250% due 05/15/31                                        910        400
WRC Media, Inc./Weekly Reader
  Corp./JLC Learning Corp.
     12.750% due 11/15/09                                        175        182
York International Corp.
      6.625% due 08/15/06                                        605        623
Zurich Capital Trust I
      8.376% due 06/01/37                                        360        354
                                                                        -------
                                                                        182,400
                                                                        -------

EURODOLLAR BONDS - 5.4%
AES Drax Energy, Ltd.
   Series B
     11.500% due 08/30/10                                        720        238
Brazilian Government International Bond
     11.000% due 01/11/12                                      1,100        960
      8.875% due 04/15/24                                      1,050        709
     11.000% due 08/17/40                                      4,700      3,666
Colombia Government International Bond
     10.000% due 01/23/12                                        680        649
     11.750% due 02/25/20                                        535        530
Deutsche Telekom International
  Finance BV Step Up Bond
      8.250% due 06/15/30                                        200        208
Ecuador Government International Bond
      5.000% due 08/15/30                                      1,475        854
France Telecom
      8.250% due 03/01/11                                      1,945      1,982
France Telecom Step Up Bond
      8.500% due 03/01/31 (f)                                    355        370
Goldman Sachs Group LP
      2.000% due 04/08/05 (f)                                  2,600      2,593
Household Bank Nevada NA
      2.000% due 10/22/03 (f)                                  4,000      3,971
Huntsman International LLC
     10.125% due 07/01/09                                         20         15
Mexico (United Mexican States)
   Series B
      6.250% due 12/31/19                                        600        571
Mexico Government International Bond
      9.875% due 02/01/10                                        720        829
      8.375% due 01/14/11                                        125        133
     11.375% due 09/15/16                                        400        515
      8.300% due 08/15/31                                        800        818
Morgan Stanley Dean Witter
   Series T
      2.000% due 03/11/03 (f)                                  1,700      1,701
Nexen, Inc.
      7.875% due 03/15/32                                        520        523
Poland, Republic of, Step Up Bond
   Series RSTA
      5.000% due 10/27/24 (f)                                    750        598
Republic of Brazil
      8.000% due 04/15/14 (f)                                  1,059        835
Royal Bank of Scotland Group PLC
   Series 1
      9.118% due 03/31/49 (h)                                  2,650      3,056
      7.648% due 08/31/49 (h)                                    325        338
Russia, Government of Step Up Bond
   Series REGS
      5.000% due 03/31/30 (f)                                  4,670      3,241
South Africa Government International Bond
      7.375% due 04/25/12                                        100         99
Standard Chartered Bank
      8.000% due 05/30/31                                        880        917
Stora Enso Oyj
      7.375% due 05/15/11                                        560        593
Tembec Industries, Inc.
      8.500% due 02/01/11                                        260        270
Thomson Corp./The
      5.750% due 02/01/08                                        250        248
United Mexican States
      9.875% due 02/01/10                                        100        115
      8.125% due 12/30/19                                      2,000      2,028
XL Capital Europe PLC
      6.500% due 01/15/12                                      1,135      1,139
                                                                        -------
                                                                         35,312
                                                                        -------

MORTGAGE-BACKED SECURITIES - 50.0%
Banc of America Commercial Mortgage, Inc.
      7.197% due 09/15/32                                        625        674
Bank of America Mortgage Securities
   Series 2002-3 Class 1B4
      6.500% due 03/25/32                                        310        238
Bank of America-First Union NB Commercial Mortgage
   Series 2001-3 Class A2
      5.464% due 04/11/37                                        550        532
Bear Stearns Commercial Mortgage Securities
   Series 1999-WF2 Class A2
      7.080% due 06/15/09                                        600        645
Chase Commercial Mortgage Securities Corp.
   Series 1999-2 Class A2
      7.198% due 01/15/32                                        725        780

134 Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

                                                      April 30, 2002 (Unaudited)

                                                             PRINCIPAL    MARKET
                                                              AMOUNT      VALUE
                                                              (000)       (000)
                                                                $           $
                                                             ---------    ------
CitiCorp. Mortgage Securities, Inc.
   Series 2002-4 Class B4
      6.418% due 03/25/32                                          349       260
CS First Boston Mortgage Securities Corp.
   Series 2001-S18 Class A2
      2.200% due 08/25/31 (f)                                    3,121     3,110
DLJ Mortgage Acceptance Corp.
   Series 1996-Q5 Class A1
      2.350% due 06/25/26 (f)                                      271       272
Federal Home Loan Mortgage Corp.
      6.000% 15 Year Gold TBA (g)                                  375       381
      6.500% 15 Year Gold TBA (g)                                2,850     2,939
      6.500% 30 Year Gold TBA (g)                                9,475     9,558
      7.000% 30 Year Gold TBA (g)                                3,500     3,592
      7.500% 30 Year Gold TBA (g)                                4,250     4,437
      8.500% due 2025                                              308       330
      8.500% due 2027                                            1,540     1,646
      8.000% due 2030                                              100       105
      8.000% due 2031                                              793       837
   Series 1991-1037 Class Z
      9.000% due 02/15/21                                          369       391
   Series 1994-1707 Class S
      6.925% due 03/15/24 (f)                                      982       142
   Series 2000-2240 Class S
      7.240% due 04/15/25 (f)                                      811        44
   Series 2000-2247 Class SC
      5.640% due 08/15/30 (f)                                      882        55
   Series 2000-2266 Class F
      2.310% due 11/15/30 (f)                                    2,331     2,335
Federal Home Loan Mortgage Corp.
  (Non Gold)
     11.000% due 2020                                              294       338
      7.818% due 2030 (f)                                          237       248
Federal National Mortgage Association
      5.500% 15 Year TBA (g)                                     1,000       993
      6.000% 15 Year TBA (g)                                    57,060    57,601
      6.000% 30 Year TBA (g)                                    17,450    17,236
      6.500% 30 Year TBA (g)                                    48,600    49,078
      7.000% 30 Year TBA (g)                                    27,600    28,376
      7.500% 30 Year TBA (g)                                     6,975     7,265
      8.000% 30 Year TBA (g)                                       900       950
     10.000% due 2005                                               28        29
      6.000% due 2016                                            5,686     5,760
     11.000% due 2016                                              374       427
      6.000% due 2017                                            5,115     5,182
      6.500% due 2017                                            4,580     4,719
      6.363% due 2023 (f)                                          216       220
      6.361% due 2026 (f)                                        1,296     1,333
      9.000% due 2026                                              301       330
      7.500% due 2030                                               36        38
      8.000% due 2030                                            3,233     3,413
      8.000% due 2030                                            1,939     2,047
      8.500% due 2030                                            3,498     3,723
      9.500% due 2030                                              610       671
      7.500% due 2031                                            4,913     5,130
      8.000% due 2031                                            2,112     2,229
      8.500% due 2031                                            3,694     3,933
      6.000% due 2032                                            1,600     1,581
      7.000% due 2032                                              949       979
      4.660% due 2040 (f)                                        3,707     3,731
   Series 1997-5 Class G
      6.700% due 08/17/02                                          548       553
   Series 1992-10 Class ZD
      8.000% due 11/25/21                                        2,264     2,399
   Series 1997-68 Class SC
      6.625% due 05/18/27 (f)                                    1,084       112
   Series 2001-4 Class SA
      5.690% due 02/17/31 (f)                                    1,260       112
Federal National Mortgage Association STRIP
   Series 1997-281 Class 2
      9.000% due 11/01/26                                          311        60
   Series 2000-306 Class IO
      8.000% due 05/01/30                                          797       148
   Series 2001-317 Class 2
      8.000% due 08/01/31                                        1,835       338
   Series 2001-317 Class 1
   Zero Coupon due 08/01/31                                      1,835     1,607
Federal National Mortgage Association Whole Loan
   Series 2002-W1 Class 2AIO
      0.649% due 04/25/42                                       21,221       416
First Nationwide Trust
   Series 2000-2 Class IB3
      7.500% due 12/19/30                                          147       150
   Series 2001-4 Class 3A5
      2.450% due 09/25/31 (f)                                    3,134     3,102
First Union - Chase Commercial Mortgage
   Series 1999-C2 Class A2
      6.645% due 06/15/31                                          525       553
First Union-Lehman Brothers-Bank of America
   Series 1998-C2 Class A2
      6.560% due 11/18/35                                        1,280     1,347
Freddie Mac STRIP
   Series 1998-191 Class IO
      8.000% due 01/01/28                                          318        67
   Series 2000-207 Class IO
      7.000% due 04/01/30                                          670       127
   Series 2001-215 Class IO
      8.000% due 06/01/31                                          774       131

                                                     Multistrategy Bond Fund 135

MULTISTRATEGY BOND FUND

                                                      April 30, 2002 (Unaudited)

                                                             PRINCIPAL    MARKET
                                                              AMOUNT       VALUE
                                                               (000)       (000)
                                                                 $           $
                                                             ---------    ------
GE Capital Commercial Mortgage Corp.
   Series 2001-1 Class A1
      6.079% due 05/15/33                                          308       316
GMAC Commercial Mortgage Securities, Inc.
   Series 1998-C2 Class A2
      6.420% due 05/15/35                                          650       679
Government National Mortgage Association
      6.000% 30 Year TBA (g)                                    10,000     9,863
      7.000% 30 Year TBA (g)                                     4,230     4,367
      7.500% 30 Year TBA (g)                                     1,300     1,363
   Series 1999-27 Class SE
      6.740% due 08/16/29 (f)                                      951        91
   Series 1999-44 Class SA
      6.690% due 12/16/29 (f)                                    1,251       132
   Series 2001-46 Class SA
      5.720% due 09/16/31 (f)                                    1,249        71
Government National Mortgage Association I
      6.500% 30 Year TBA (g)                                     4,000     4,051
     10.000% due 2022                                              308       347
     10.000% due 2025                                              480       541
      6.500% due 2028                                            1,906     1,937
      7.000% due 2028                                            7,499     7,755
      7.000% due 2028                                              825       854
      6.000% due 2029                                            9,708     9,641
      6.000% due 2031                                              357       353
      6.500% due 2031                                            2,400     2,431
      7.000% due 2031                                            2,543     2,624
Government National Mortgage Association II
      6.375% due 2023 (f)                                          500       509
      6.625% due 2023 (f)                                          215       222
      6.750% due 2023 (f)                                          147       151
      6.625% due 2024 (f)                                          946       976
      6.750% due 2024 (f)                                          920       947
      6.375% due 2025 (f)                                        1,059     1,080
      6.625% due 2025 (f)                                          106       109
      6.750% due 2025 (f)                                           68        70
      6.625% due 2026 (f)                                          561       579
      8.500% due 2026                                              579       620
      6.375% due 2027 (f)                                          743       756
      6.750% due 2027 (f)                                        1,432     1,475
      6.000% due 2029 (f)                                       10,916    10,934
JP Morgan Chase Commercial Mortgage Securities Corp.
   Series 2002-CI4A Class A3
      6.162% due 05/12/34                                          400       404
   Series 2001-CIB2 Class A3
      6.429% due 04/15/35                                          350       361
LB-UBS Commercial Mortgage Trust
   Series 2000-C3 Class A1
      7.950% due 07/15/09                                          286       312
   Series 2000-C4 Class A2
      7.370% due 08/15/26                                          300       327
   Series 2001-C3 Class A2
      6.365% due 12/15/28                                        1,300     1,337
Nationslink Funding Corp.
   Series 1999-SL Class A4
      6.654% due 11/10/30                                          500       526
Option One Mortgage Securities Corp. NIM Trust
   Series 2002-2A Class CFTS
      8.830% due 06/26/32                                          608       608
PNC Mortgage Securities Corp.
   Series 2000-4 Class CB2
      6.819% due 06/25/30                                          256       252
   Series 2000-4 Class CB3
      6.819% due 06/25/30                                          143       134
Residential Funding Mtg Sec I
   Series 1993-S20 Class A8
      6.982% due 06/25/08                                          234       235
   Series 1997-S6 Class A5
      7.000% due 05/25/12                                          236       238
Salomon Brothers Mortgage Securities VII
   Series 1994-16 Class A
      7.333% due 08/25/24                                          150       153
   Series 1999-NC3 Class A
      2.200% due 07/25/29 (f)                                      431       430
   Series 1999-NC4 Class A
      2.250% due 09/25/29 (f)                                      840       842
   Series 2000-C3 Class A2
      6.592% due 12/18/33                                          600       626
   Series 2001-C1 Class A3
      6.428% due 12/18/35                                          550       568
Vendee Mortgage Trust
   Series 2000-1 Class 2G
      7.250% due 06/15/09                                          330       350
   Series 2002-1 Class 2IO
      0.046% due 08/15/31                                       39,772       882
Washington Mutual Mortgage Securities Corp.
   Series 2001-2 Class B3
      7.230% due 01/25/31                                          527       524
                                                                         -------
                                                                         326,184
                                                                         -------

UNITED STATES GOVERNMENT AGENCIES - 3.9%
Federal Home Loan Mortgage Corp.
      6.750% due 03/15/31                                        1,400     1,486
      6.250% due 07/15/32                                        1,325     1,317

136 Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

                                                     April 30, 2002 (Unaudited)

                                                           PRINCIPAL     MARKET
                                                            AMOUNT       VALUE
                                                            (000)        (000)
                                                              $            $
                                                           ---------    -------
Federal National Mortgage Association
      3.625% due 04/15/04                                      8,450      8,482
      3.875% due 03/15/05                                      2,015      2,010
      6.250% due 05/15/29                                        730        725
Federal National Mortgage Association
   Zero Coupon due 06/01/17                                    6,400      2,446
Financing Corp. Principal Only
   Series 15P
   Zero Coupon due 03/07/19 (a)                                  825        278
   Zero Coupon due 12/27/18                                    6,085      2,074
   Zero Coupon due 04/05/19                                    1,445        484
   Zero Coupon due 05/11/18                                      685        244
   Zero Coupon due 12/06/18                                    1,775        608
   Zero Coupon due 09/26/19                                      990        322
Los Angeles Regional Airports Improvement Corp.,
   Series C
      7.500% due 12/01/24 (f)                                    350        341
Small Business Administration
      7.500% due 04/01/17                                      4,028      4,365
                                                                        -------
                                                                         25,182
                                                                        -------

UNITED STATES GOVERNMENT
TREASURIES - 4.8%
United States Treasury Inflation
   Indexed Bonds
      3.625% due 07/15/02 (c)                                  1,332      1,352
United States Treasury Note
      3.625% due 03/31/04                                      5,305      5,349
      7.875% due 11/15/04                                      7,340      8,094
      4.625% due 05/15/06                                      9,750      9,878
      6.000% due 08/15/09                                      2,430      2,586
      5.000% due 02/15/11                                        385        383
      4.875% due 02/15/12                                        730        718
      6.000% due 02/15/26                                         60         62
      5.375% due 02/15/31                                      3,185      3,082
                                                                        -------
                                                                         31,504
                                                                        -------

YANKEE BONDS - 1.5%
Abbey National PLC Step Up Bond
      6.700% due 06/29/49 (h)                                    775        784
Amvescap PLC
      6.600% due 05/15/05                                        925        950
Argentina, Republic of Step Up Bond
      6.000% due 03/31/23 (f)                                    710        319
Avecia
     11.000% due 07/01/09                                        300        314
Fairfax Financial Holdings, Ltd.
      7.750% due 12/15/03                                        550        528
Glencore Nickel, Ltd.
      9.000% due 12/01/14                                        305         61
Global Crossing Holding, Ltd.
      9.125% due 11/15/06 (l)                                    310          7
Grupo Iusacell SA de CV
   Series B
     10.000% due 07/15/04                                        750        746
Laidlaw, Inc.
      7.875% due 04/15/05 (l)                                    720        434
Mastellone Hermanos SA
     11.750% due 04/01/08                                        320         64
National Westminster Bank PLC Step Up Bond
      7.750% due 04/29/49                                        600        645
Province of Quebec
      7.500% due 07/15/23                                      1,805      1,979
Royal KPN NV
      8.000% due 10/01/10                                      1,785      1,834
TELUS Corp.
      8.000% due 06/01/11                                         80         81
Tyco International Group SA
      6.750% due 02/15/11                                        110         88
      6.375% due 10/15/11                                         95         75
YPF SA
      8.000% due 02/15/04                                        630        485
                                                                        -------
                                                                          9,394
                                                                        -------

TOTAL LONG-TERM INVESTMENTS
(cost $636,793)                                                         640,876
                                                                        -------

                                                            NOTIONAL
                                                             AMOUNT
                                                             (000)
                                                               $
                                                           ---------
OPTIONS PURCHASED - 0.0%
Eurodollar Futures
   Jun 2002 92.50 Put                                          2,200          6
   Jun 2002 93.75 Put                                            968          2
   Jun 2002 94.75 Put                                          2,250          6
   Jun 2002 95.00 Put                                             88         --
   Sep 2002 92.75 Put                                             38         --
   Sep 2002 93.00 Put                                             38         --
   Sep 2002 95.50 Put                                             15         --
   Sep 2002 95.75 Put                                             15         --
   Dec 2002 94.25 Put                                             88         --
Eurodollar One Year Midcurve Futures
   June 2002 93.50 Put                                           100          1
                                                                        -------

TOTAL OPTIONS PURCHASED
(cost $52)                                                                   15
                                                                        -------

                                                    Multistrategy Bond Fund 137

MULTISTRATEGY BOND FUND

                                                      April 30, 2002 (Unaudited)

                                                                        MARKET
                                                           NUMBER       VALUE
                                                             OF         (000)
                                                           SHARES         $
                                                          ---------    --------
PREFERRED STOCKS - 0.4%
Cablevision Systems Corp.                                     1,240         117
California Federal Preferred CAP                             38,700         981
Centaur Funding Corp.                                       900,000         977
Equity Office Properties Trust                               18,000         798
                                                                       --------
TOTAL PREFERRED STOCKS
(cost $2,941)                                                             2,873
                                                                       --------

                                                          PRINCIPAL
                                                           AMOUNT
                                                           (000)
                                                             $
                                                          ---------
SHORT-TERM INVESTMENTS - 27.4%
ANZ Delaware, Inc.
      1.760% due 05/13/02 (e)                                 6,000       5,996
Federal Farm Credit Discount Note
      1.660% due 05/13/02 (d)(e)                                925         924
      1.660% due 05/21/02 (d)(e)                              1,300       1,299
Federal Home Loan Mortgage Corp. Discount Note
      1.760% due 05/06/02 (d)(e)                                800         800
Frank Russell Investment Company Money Market Fund (e)      154,219     154,219
Goldman Sachs Group L.P.
      5.750% due 05/13/02 (e)                                 3,500       3,498
Pfizer, Inc. Discount Note
      1.760% due 05/10/02 (d)(e)                              4,700       4,698
Solutia, Inc.
      6.500% due 10/15/02 (e)                                   500         473
UBS Finance, Inc. Yrs 3&4 Commercial Paper
      1.760% due 05/02/02 (a)(e)                              5,200       5,200
United States Treasury Bill
      1.660% due 05/02/02 (c)(d)(e)                              50          50
      1.700% due 05/02/02 (c)(d)(e)                              75          75
      1.720% due 05/02/02 (c)(d)(e)                              25          25
      1.755% due 05/02/02 (c)(d)(e)                             135         135
      1.760% due 05/02/02 (c)(d)(e)                              75          75
      1.710% due 05/23/02 (c)(d)(e)                              50          50
      1.720% due 05/30/02 (c)(d)(e)                              50          50
      1.730% due 05/30/02 (c)(d)(e)                              50          50
      1.880% due 10/17/02 (c)(d)(e)                             250         248
Washington Post Co. Discount Note
      1.750% due 05/13/02 (d)(e)                              1,000         999
                                                                       --------
TOTAL SHORT-TERM INVESTMENTS
(cost $178,864)                                                         178,864
                                                                       --------

                                                                        MARKET
                                                            NUMBER      VALUE
                                                              OF        (000)
                                                            SHARES        $
                                                           --------    --------
WARRANTS - 0.0%
GT Group Telecom, Inc.
   2010 Warrants (a)                                            676           1
United Mexican States (a)
   2003 Warrants                                            615,000           1
                                                                       --------
TOTAL WARRANTS
(cost $33)                                                                    2
                                                                       --------
TOTAL INVESTMENTS - 126.1%
(identified cost $818,683)                                              822,630

OTHER ASSETS AND LIABILITIES, NET - (26.1%)                            (170,503)
                                                                       --------

NET ASSETS - 100.0%                                                     652,127
                                                                       ========

See accompanying notes which are an integral part of the financial statements.

138 Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

                                                     April 30, 2002 (Unaudited)

                                                                   UNREALIZED
                                                     NOTIONAL     APPRECIATION
                                                      AMOUNT     (DEPRECIATION)
                                                      (000)          (000)
FUTURES CONTRACTS                                       $              $
                                                     --------    --------------
LONG POSITIONS
Eurodollar Futures
   expiration date 09/02                                2,436                12
   expiration date 03/03                                  722                 5
   expiration date 06/03                                  718                 4
   expiration date 09/03                                  715                 3
   expiration date 03/04                                  237                 2

Germany, Federal Republic
   5 Year Bonds
   expiration date 06/02                                2,755                (4)

Germany, Federal Republic
   10 Year Bonds
   expiration date 06/02                                6,197                38

United States Treasury Bonds
   expiration date 06/02                                1,733                10
   expiration date 06/02                                  307                10

United States Treasury 2 Year Notes
   expiration date 06/02                                7,737                16
   expiration date 06/02                                2,091                 1

United States Treasury 5 Year Notes
   expiration date 06/02                               15,801               277

United States Treasury 10 Year Notes
   expiration date 06/02                                  633                10

SHORT POSITIONS
United States Treasury 5 Year Notes
   expiration date 06/02                               14,522               (17)
   expiration date 06/02                                4,878               (86)

United States Treasury 10 Year Notes
   expiration date 06/02                                  949               (31)
   expiration date 06/02                                2,956               (77)
                                                                 --------------
Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased                                                      173
                                                                 ==============

                                                     NOTIONAL         MARKET
                                                      AMOUNT          VALUE
                                                       (000)          (000)
OPTIONS WRITTEN                                          $              $
                                                     --------    --------------
Eurodollar Futures
   Jun 2002 95.50 Put                                   3,378                 8
   Jun 2002 95.75 Put                                   1,773                 5
   Jun 2002 96.00 Put                                     463                 1
   Jun 2002 97.00 Put                                      48                --
   Sep 2002 96.50 Put                                      48                 1
   Sep 2002 96.75 Put                                     100                 4
   Sep 2002 97.25 Put                                     250                35
   Dec 2002 96.00 Put                                       8                 1
   Dec 2002 96.50 Put                                     635               121

LIBOR

   Nov 2004 3.14 Call                                   4,000                52

Option Three Month LIBOR
   Oct 2004 6.00 Call                                   1,200                34
   Oct 2004 6.70 Put                                    4,000               128
   Oct 2004 6.00 Put                                    1,200                57

United States Treasury Notes
   10 Year Futures
   May 2002 100.00 Put                                    137                 2
                                                                 --------------

Total Liability for Options Written
   (premiums received $2,168)                                               449
                                                                 ==============

 See accompanying notes which are an integral part of the financial statements.

                                                    Multistrategy Bond Fund 139

MULTISTRATEGY BOND FUND

                                                      April 30, 2002 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                   UNREALIZED
                                                                  APPRECIATION
   AMOUNT                AMOUNT                                  (DEPRECIATION)
    SOLD                 BOUGHT               SETTLEMENT             (000)
   (000)                 (000)                   DATE                  $
-----------          -------------            ----------         --------------
USD       7          CHF        12             05/31/02                      --
USD       5          EUR         6             05/31/02                      --
USD      13          EUR        15             05/31/02                      --
USD      22          EUR        25             05/31/02                       1
USD      29          EUR        34             05/31/02                       1
USD      43          EUR        50             05/31/02                       2
USD      79          EUR        90             05/31/02                       2
USD     113          EUR       131             05/31/02                       5
USD       9          GBP         6             05/31/02                      --
USD      16          GBP        11             05/31/02                      --
USD      18          GBP        13             05/31/02                      --
USD      21          GBP        15             05/31/02                       1
USD      22          GBP        16             05/31/02                       1
USD      39          GBP        28             05/31/02                       1
USD      46          GBP        32             05/31/02                       1
USD      13          JPY     1,738             05/31/02                       1
USD      21          JPY     2,798             05/31/02                       1
USD     142          JPY    19,001             05/31/02                       6
USD     339          JPY    44,586             05/31/02                       9
USD      86          PEN       300             06/17/02                       1
USD      58          PLN       272             09/30/02                       7
USD     188          PLN       806             06/03/02                      12
USD      89          ZAR     1,147             01/21/03                      12
CHF      12          USD         7             05/31/02                      --
EUR      11          USD        10             05/31/02                      --
EUR      34          USD        30             05/31/02                      (1)
EUR     136          USD       118             05/31/02                      (5)
EUR     169          USD       145             05/31/02                      (7)
GBP       6          USD         8             05/31/02                      --
GBP      23          USD        33             05/31/02                      (1)
GBP      92          USD       129             05/31/02                      (5)
GBP     345          USD       489             05/21/02                     (12)
JPY  12,245          USD        92             05/31/02                      (3)
JPY  55,879          USD       438             05/31/02                       2
PEN     300          USD        86             06/17/02                      (1)
PLN     272          USD        62             09/30/02                      (4)
PLN     806          USD       190             06/03/02                     (10)
ZAR   1,147          USD        93             01/21/03                      (8)
                                                                 --------------
                                                                              9
                                                                 ==============

See accompanying notes which are an integral part of the financial statements.

140 Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

                                                     April 30, 2002 (Unaudited)

INTEREST RATE SWAPS
                                                                          UNREALIZED
                                                                         APPRECIATION
   NOTIONAL                                                             (DEPRECIATION)
    AMOUNT                                               TERMINATION         (000)
    (000)         FUND RECEIVES         FUND PAYS            DATE              $
-------------    ---------------    -----------------    -----------    --------------
USD    12,100    6.000%             Three Month Libor     06/17/07                 175
EUR     2,200    6.000%             Six Month Libor       03/15/17                  21
GBP     1,400    Six Month LIBOR    5.000%                03/15/17                  27
                                                                            ----------
                                                                                   223
                                                                            ==========

INDEX SWAPS


                                                                                                               UNREALIZED
                                                           Notional                                           APPRECIATION
                                                            Amount                                           (DEPRECIATION)
                                           COUNTER          (000)                             TERMINATION         (000)
        UNDERLYING SECURITY                 PARTY             $         FLOATING RATE             DATE              $
-----------------------------------    ---------------     --------  ------------------       -----------    --------------
                                                                     1 Month USD LIBOR-
Bear Stearns High Yield Index          Bear Stearns         3,160    BBA plus 2.25%            12/31/02                 47

                                                                     1 Month USD LIBOR-
Bear Stearns High Yield Index          Bear Stearns         1,360    BBA plus 2.07%            01/03/03                 15

                                                                     1 Month USD LIBOR-
Bear Stearns High Yield Index          Bear Stearns         1,490    BBA plus 2.25%            10/31/03                  3

                                                                     1 Month USD LIBOR-
Lehman Brothers US High Yield Index    Lehman Brothers      1,360    BBA plus 2.10%            12/31/02                 33
                                                                                                                ----------
                                                                                                                        98
                                                                                                                ==========

 See accompanying notes which are an integral part of the financial statements.

                                                    Multistrategy Bond Fund 141

MULTISTRATEGY BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2002 (Unaudited)

ASSETS
Investments at market (including securities on
  loan of $50,936), (identified cost $818,683) ..................    $  822,630
Cash ............................................................         3,971
Foreign currency holdings (identified cost $817) ................           840
Unrealized appreciation on forward foreign currency
  exchange contracts ............................................            66
Receivables:
   Dividends and interest .......................................         5,878
   Investments sold (regular settlement) ........................        21,060
   Investments sold (delayed settlement) ........................       134,964
   Fund shares sold .............................................         1,285
   Daily variation margin on futures contracts ..................            18
Investment of securities lending collateral in money
  market funds, at cost and market value ........................        52,815
Receivable for index swaps ......................................            98
Receivable for interest rate swaps ..............................           223
                                                                     ----------
      Total assets ..............................................     1,043,848

LIABILITIES
Payables:
   Investments purchased (regular settlement) .......    $ 13,623
   Investments purchased (delayed settlement) .......     323,559
   Fund shares redeemed .............................         657
   Accrued fees to affiliates .......................         487
   Other accrued expenses ...........................          71
   Daily variation margin on futures contracts ......           3
Unrealized depreciation on forward foreign currency
  exchange contracts ................................          57
Options written, at market value (premiums
  received $2,168) ..................................         449
Payable upon return of securities loaned ............      52,815
                                                         --------
      Total liabilities .........................................       391,721
                                                                     ----------
NET ASSETS ......................................................    $  652,127
                                                                     ==========
NET ASSETS CONSIST OF:
Undistributed net investment income .............................    $    2,585
Accumulated net realized gain (loss) ............................       (20,235)
Unrealized appreciation (depreciation) on:
   Investments ..................................................         3,947
   Futures contracts ............................................           173
   Options written ..............................................         1,719
   Index swaps ..................................................            98
   Interest rate swaps ..........................................           223
   Foreign currency-related transactions ........................            32
Shares of beneficial interest ...................................           660
Additional paid-in capital ......................................       662,925
                                                                     ----------
NET ASSETS ......................................................    $  652,127
                                                                     ==========
NET ASSET VALUE, offering and redemption price
  per share:
   Class C ($18,261,155 divided by 1,850,058
     shares of $.01 par value shares of beneficial
     interest outstanding) ......................................    $     9.87
                                                                     ==========
   Class E ($13,588,170 divided by 1,375,404
     shares of $.01 par value shares of beneficial
     interest outstanding) ......................................    $     9.88
                                                                     ==========
   Class S ($620,277,485 divided by 62,755,741
     shares of $.01 par value shares of beneficial
     interest outstanding) ......................................    $     9.88
                                                                     ==========

See accompanying notes which are an integral part of the financial statements.

142 Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

STATEMENT OF OPERATIONS

Amounts in thousands        For the Six Months Ended April 30, 2002 (Unaudited)

INVESTMENT INCOME
   Interest ......................................................    $  15,667
   Dividends from Money Market Fund ..............................        1,039
   Dividends .....................................................           97
   Securities Lending Income .....................................            3
                                                                      ---------
      Total investment income ....................................       16,806

EXPENSES
   Advisory fees .......................................  $  1,862
   Administrative fees - Class C .......................         5
   Administrative fees - Class E .......................         4
   Administrative fees - Class S .......................       190
   Custodian fees ......................................       285
   Distribution fees - Class C .........................        61
   Transfer agent fees .................................       435
   Professional fees ...................................        30
   Registration fees ...................................        50
   Shareholder servicing fees - Class C ................        20
   Shareholder servicing fees - Class E ................        16
   Trustees' fees ......................................         8
   Miscellaneous .......................................        28
                                                          --------
   Expenses before reductions ..........................     2,994
   Expense reductions ..................................       (12)
                                                          --------
      Expenses, net ..............................................        2,982
                                                                      ---------
Net investment income ............................................       13,824
                                                                      ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments ..........................................      (710)
   Futures contracts ....................................     1,601
   Options written ......................................       641
   Index swaps ..........................................        71
   Interest rate swaps ..................................     1,477
   Foreign currency-related transactions ................       470       3,550
                                                           --------
Net change in unrealized appreciation (depreciation) on:
   Investments ..........................................   (14,120)
   Futures contracts ....................................    (1,318)
   Options written ......................................      (307)
   Index swaps ..........................................        98
   Interest rate swaps ..................................    (2,025)
   Foreign currency-related transactions ................      (164)    (17,836)
                                                           --------   ---------
Net realized and unrealized gain (loss) ...........................     (14,286)
                                                                      ---------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .............   $    (462)
                                                                      =========

 See accompanying notes which are an integral part of the financial statements.

                                                    Multistrategy Bond Fund 143

MULTISTRATEGY BOND FUND

STATEMENT OF OPERATIONS

Amounts in thousands         For the Six Months Ended April 30, 2002 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income ............................  $  13,824    $  35,466
   Net realized gain (loss) .........................      3,550       11,706
   Net change in unrealized appreciation
     (depreciation) .................................    (17,836)      28,128
                                                       ---------    ---------
      Net increase (decrease) in net assets
        from operations .............................       (462)      75,300
                                                       ---------    ---------
DISTRIBUTIONS
   From net investment income
      Class C .......................................       (434)        (610)
      Class E .......................................       (385)        (508)
      Class S .......................................    (19,641)     (35,473)
                                                       ---------    ---------
         Net decrease in net assets from
           distributions ............................    (20,460)     (36,591)
                                                       ---------    ---------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share
     transactions ...................................     21,931        2,328
                                                       ---------    ---------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS .........      1,009       41,037

NET ASSETS
   Beginning of period ..............................    651,118      610,081
                                                       ---------    ---------
   End of period (including undistributed net
     investment income of $2,585 and $9,221,
     respectively) ..................................  $ 652,127    $ 651,118
                                                       =========    =========

See accompanying notes which are an integral part of the financial statements.

144 Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                       FISCAL YEARS ENDED
                                                                           OCTOBER 31,
                                                                      --------------------
                                                             2002*       2001      2000**     1999***
                                                           ---------  ---------  ---------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD ....................  $   10.20  $    9.60  $    9.47   $   10.14
                                                           ---------  ---------  ---------   ---------
INCOME FROM OPERATIONS
   Net investment income (a) ............................        .16        .46        .44         .42
   Net realized and unrealized gain (loss) ..............       (.22)       .62        .09        (.63)
                                                           ---------  ---------  ---------   ---------
      Total income from operations ......................       (.06)      1.08        .53        (.21)
                                                           ---------  ---------  ---------   ---------
DISTRIBUTIONS
   From net investment income ...........................       (.27)      (.48)      (.40)       (.45)
   From net realized gain ...............................         --         --         --        (.01)
                                                           ---------  ---------  ---------   ---------
      Total distributions ...............................       (.27)      (.48)      (.40)       (.46)
                                                           ---------  ---------  ---------   ---------
NET ASSET VALUE, END OF PERIOD ..........................  $    9.87  $   10.20  $    9.60   $    9.47
                                                           =========  =========  =========   =========
TOTAL RETURN (%)(b) .....................................       (.55)     11.58       5.77       (2.10)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) .............     18,261     15,926     10,879       6,666

   Ratios to average net assets (%)(c):
      Operating expenses, net ...........................       1.90       1.89       1.86        1.80
      Operating expenses, gross .........................       1.90       1.89       1.90        1.84
      Net investment income .............................       3.39       4.63       5.56        4.80

   Portfolio turnover rate (%) ..........................     121.80     176.44     105.03      134.11

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period January 27, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                     Multistrategy Bond Fund 145

MULTISTRATEGY BOND FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                  FISCAL YEARS ENDED
                                                                     OCTOBER 31,        YEARS ENDED DECEMBER 31,
                                                                 --------------------   ------------------------
                                                       2002*       2001       2000**      1999          1998***
                                                    ---------    --------   ---------   ---------      ---------
NET ASSET VALUE, BEGINNING OF PERIOD .............. $   10.21    $   9.61   $    9.47   $   10.10      $   10.30
                                                    ---------    --------   ---------   ---------      ---------
INCOME FROM OPERATIONS
   Net investment income (a) ......................       .20         .53         .49         .56            .16
   Net realized and unrealized gain (loss) ........      (.22)        .62         .11        (.66)           .07
                                                    ---------    --------   ---------   ---------      ---------
      Total income from operations ................      (.02)       1.15         .60        (.10)           .23
                                                    ---------    --------   ---------   ---------      ---------
DISTRIBUTIONS
   From net investment income .....................      (.31)       (.55)       (.46)       (.52)          (.20)
   From net realized gain .........................        --          --          --        (.01)          (.23)
                                                    ---------    --------   ---------   ---------      ---------
      Total distributions .........................      (.31)       (.55)       (.46)       (.53)          (.43)
                                                    ---------    --------   ---------   ---------      ---------
NET ASSET VALUE, END OF PERIOD .................... $    9.88    $  10.21   $    9.61   $    9.47      $   10.10
                                                    =========    ========   =========   =========      =========
TOTAL RETURN (%)(b) ...............................      (.18)      12.40        6.46       (1.08)          1.89

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) .......    13,588      12,675       6,182       3,248          2,610

   Ratios to average net assets (%)(c):
      Operating expenses, net .....................      1.15        1.14        1.11        1.05            .00
      Operating expenses, gross ...................      1.15        1.14        1.15        1.11            .00
      Net investment income .......................      4.14        5.33        6.31        5.54            .00

   Portfolio turnover rate (%) ....................    121.80      176.44      105.03      134.11         334.86

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period September 11, 1998 (commencement of sale) to December 31,
    1998.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

146 Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                          FISCAL YEARS ENDED
                                                             OCTOBER 31,           YEARS ENDED DECEMBER 31,
                                                          ------------------  ----------------------------------
                                                  2002*     2001      2000**   1999     1998     1997     1996
                                                 -------  -------    -------  -------  -------  -------  -------
NET ASSET VALUE, BEGINNING OF PERIOD ..........  $ 10.22  $  9.61    $  9.46  $ 10.11  $ 10.26  $ 10.11  $ 10.25
                                                 -------  -------    -------  -------  -------  -------  -------
INCOME FROM OPERATIONS
   Net investment income (a) ..................      .21      .56        .52      .57      .60      .60      .61
   Net realized and unrealized gain (loss) ....     (.23)     .63        .08     (.65)     .08      .33     (.12)
                                                 -------  -------    -------  -------  -------  -------  -------
      Total income from operations ............     (.02)    1.19        .60     (.08)     .68      .93      .49
                                                 -------  -------    -------  -------  -------  -------  -------
DISTRIBUTIONS
   From net investment income .................     (.32)    (.58)      (.45)    (.56)    (.60)    (.61)    (.62)
   From net realized gain .....................       --       --         --     (.01)    (.23)    (.17)    (.01)
                                                 -------  -------    -------  -------  -------  -------  -------
      Total distributions .....................     (.32)    (.58)      (.45)    (.57)    (.83)    (.78)    (.63)
                                                 -------  -------    -------  -------  -------  -------  -------
NET ASSET VALUE, END OF PERIOD ................  $  9.88  $ 10.22    $  9.61  $  9.46  $ 10.11  $ 10.26  $ 10.11
                                                 =======  =======    =======  =======  =======  =======  =======
TOTAL RETURN (%)(b) ...........................     (.05)   12.68       6.56     (.81)    6.79     9.50     4.97

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ...  620,278  622,518    593,020  556,703  547,747  437,312  305,428

   Ratios to average net assets (%)(c):
      Operating expenses, net .................      .91      .89        .86      .80      .80      .80      .81
      Operating expenses, gross ...............      .92      .89        .90      .86      .81      .83      .88
      Net investment income ...................     4.37     5.66       6.54     5.79     5.76     5.93     6.19

   Portfolio turnover rate (%) ................   121.80   176.44     105.03   134.11   334.86   263.75   145.38

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                     Multistrategy Bond Fund 147

TAX EXEMPT BOND FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2002 (Unaudited)

                                                                           PRINCIPAL
                                                                            AMOUNT                 DATE     VALUE
                                                                            (000)       RATE        OF      (000)
                                                                              $           %      MATURITY     $
                                                                           ---------    -----    --------  -------
MUNICIPAL BONDS - 96.8%
ALABAMA - 1.5%
Birmingham Jefferson Civic Center Authority, Series A (i)                        425    5.250    01/01/05      450
Huntsville Health Care Authority, Series A                                       200    4.000    06/01/03      203
Huntsville Health Care Authority, Series A                                       200    5.250    06/01/05      208
Jefferson County Alabama, Series A (i)                                           500    5.000    04/01/10      530
Marshall County Health Care Authority, Series A                                  155    4.500    01/01/05      157
Marshall County Health Care Authority, Series A                                  160    4.500    01/01/06      161
Mobile County Board of School Commissioners, Series A, daily demand              375    5.000    03/01/12      393
Tuscaloosa Alabama                                                               340    5.000    02/15/07      362
                                                                                                           -------
                                                                                                             2,464
                                                                                                           -------
ALASKA - 0.9%
Alaska Housing Finance Corp., Series A-1 (i)                                     570    4.550    12/01/02      579
Anchorage Alaska, Series A, daily demand (i)                                     500    5.750    12/01/16      539
Valdez Alaska, Series B (f)                                                      300    3.100    05/01/31      300
                                                                                                           -------
                                                                                                             1,418
                                                                                                           -------
ARIZONA - 5.2%
Arizona State Transportation Board (i)                                         1,000    5.000    01/01/08    1,065
Arizona State Transportation Board (i)                                           500    5.750    07/01/04      535
Arizona State Transportation Board, daily demand                                 500    5.250    07/01/12      537
Maricopa County Pollution Control Corp., Series B (f)                            300    3.300    05/01/29      300
Mesa Municipal Development Corp. (i)                                             500    4.250    01/01/08      514
Phoenix Civic Improvement Corp. (i)                                              250    5.500    07/01/07      274
Phoenix Civic Plaza Building Corp., daily demand                               1,000    5.900    07/01/10    1,085
Salt River Project Agricultural Improvement & Power District, Series A           500    5.500    01/01/05      534
Salt River Project Agricultural Improvement & Power District, Series A           750    5.000    01/01/11      796
Salt River Project Agricultural Improvement & Power District, Series A           680    6.000    01/01/08      758
Salt River Project Agricultural Improvement & Power District, Series A         1,320    6.000    01/01/08    1,471
University Of Arizona Certificates of Participation (i)                          430    5.000    06/01/06      459
                                                                                                           -------
                                                                                                             8,328
                                                                                                           -------
CALIFORNIA - 4.3%
Abag Finance Authority for Nonprofit Corps, daily demand                         600    5.700    08/15/14      631
California State                                                               1,000    6.600    02/01/10    1,158
California State                                                               1,000    5.250    02/01/11    1,070
California State (i)                                                             750    5.750    10/01/10      845
California Statewide Communities Development Authority (f)                     1,000    5.200    12/01/29    1,040
California Statewide Communities Development Authority, Series D (f)             900    4.350    11/01/36      900
San Diego County Regional Transportation Commission, Series A, daily demand      685    7.000    04/01/06      717
Southern California Public Power Authority, Series A (i)                         405    5.375    01/01/12      445
                                                                                                           -------
                                                                                                             6,806
                                                                                                           -------
COLORADO - 1.7%
Colorado Department of Transportation (i)                                        265    6.000    06/15/08      299
Colorado Housing & Finance Authority, Series A-3, daily demand                   395    7.250    04/01/10      440
Colorado Housing & Finance Authority, Series A-3, semi-annual demand             265    6.300    08/01/12      292
Colorado Housing & Finance Authority, Series B-3 (f)                             150    5.250    08/01/16      160
Colorado Housing & Finance Authority, Series B-3, daily demand                   195    6.700    10/01/16      214
Colorado Housing & Finance Authority, Series C-2                                 228    4.500    11/01/05      230
Denver Health & Hospital Authority, Series A                                   1,000    5.000    12/01/04    1,025
                                                                                                           -------
                                                                                                             2,660
                                                                                                           -------

148 Tax Exempt Bond Fund

TAX EXEMPT BOND FUND

                                                      April 30, 2002 (Unaudited)

                                                                           PRINCIPAL
                                                                            AMOUNT                 DATE     VALUE
                                                                            (000)       RATE        OF      (000)
                                                                              $           %      MATURITY     $
                                                                           ---------    -----    --------  -------
DELAWARE - 0.8%
Delaware State Economic Development Authority Economic
  Development Revenue                                                          1,000    6.500    01/01/08    1,106
Delaware State Economic Development Authority Economic
  Development Revenue, semi-annual demand (i)(f)                                 250    4.900    05/01/26      261
                                                                                                           -------
                                                                                                             1,367
                                                                                                           -------
DISTRICT OF COLUMBIA - 1.6%
District of Columbia TOB Settlement Financing Corp.                              200    5.200    05/15/08      201
District of Columbia Zero Coupon (a)                                             400     .000    07/01/05      355
District of Columbia, Series A, daily demand (pre-refunded 06/01/2006)(k)        800    6.375    06/01/16      912
District of Columbia, Series B (i)                                                70    5.500    06/01/09       77
District of Columbia, Series B (i)                                               930    5.500    06/01/09    1,017
                                                                                                           -------
                                                                                                             2,562
                                                                                                           -------
FLORIDA - 4.4%
Capital Projects Finance Authority, Series I (i)                                 250    4.250    06/01/05      257
First Governmental Financing Commission, Series B (i)                            500    5.000    07/01/12      530
Florida State Board of Education, Series B                                     1,000    6.500    06/01/07    1,139
Florida State Division Of Bond Finance, Series B (i)                             500    5.750    07/01/06      550
Florida State, daily demand (pre-refunded 07/01/2005)(k)                         500    5.800    07/01/18      549
Florida Water Pollution Control Financing Corp., daily demand                    500    5.500    01/15/12      547
Hillsborough County Educational Facilities Authority Revenue,
  semi-annual demand (i)                                                       1,355    5.750    04/01/18    1,442
Hillsborough County, Florida, semi-annual demand                                 160    6.200    12/01/08      175
Orlando Utilities Commission                                                   1,225    5.900    10/01/08    1,378
Tallahassee Florida (i)                                                          500    5.000    10/01/11      532
                                                                                                           -------
                                                                                                             7,099
                                                                                                           -------
GEORGIA - 4.2%
Atlanta Georgia, Series A (i)                                                  1,000    5.500    11/01/14    1,104
Columbia County Georgia (i)                                                      750    6.000    06/01/20      851
Dalton Georgia (i)                                                               500    5.750    01/01/09      555
Fulton County Development Authority, Series A                                    500    5.750    11/01/11      562
Georgia Municipal Electric Authority, Series B (i)                               850    6.250    01/01/17      979
Georgia State Road & Thruway Authority                                           590    5.250    03/01/11      639
Georgia State, Series B                                                        1,000    5.750    08/01/08    1,117
Georgia State, Series F                                                          600    6.500    12/01/09      702
Private Colleges & Universities Authority, Series A                               55    6.000    06/01/04       58
Private Colleges & Universities Authority, Series A                               70    6.000    06/01/05       74
                                                                                                           -------
                                                                                                             6,641
                                                                                                           -------
HAWAII - 1.8%
Hawaii State, Series CA (i)                                                    1,000    5.750    01/01/10    1,110
Hawaii State, Series CP (i)                                                      600    5.000    10/01/02      608
Honolulu City & County Hawaii, Series A (i)                                      430    5.000    11/01/02      437
Honolulu City & County Hawaii, Series A (i)                                      220    5.000    11/01/02      223
Kauai County Hawaii, Series A, daily demand (pre-refunded 08/01/2010)(i)(k)      375    6.250    08/01/19      434
                                                                                                           -------
                                                                                                             2,812
                                                                                                           -------

                                                        Tax Exempt Bond Fund 149

TAX EXEMPT BOND FUND

                                                      April 30, 2002 (Unaudited)

                                                                           PRINCIPAL
                                                                            AMOUNT                DATE     VALUE
                                                                             (000)      RATE       OF      (000)
                                                                               $         %      MATURITY     $
                                                                           ---------   -----    --------  -------
IDAHO - 0.9%
Ada & Canyon Counties Joint School District No.2 Meridian                      1,100   6.000    07/30/06    1,224
Idaho Health Facilities Authority, daily demand (i)(f)                           150   1.650    07/01/30      150
                                                                                                          -------
                                                                                                            1,374
                                                                                                          -------
ILLINOIS - 5.7%
Chicago Illinois Zero Coupon, Series A (a)                                       700    .000    12/01/07      562
Chicago Illinois, daily demand (i)                                               750   6.000    01/01/11      838
Chicago Public Building Commission Building (i)                                  500   5.250    12/01/18      519
Cook County Community Consolidated School District No.15-Palatine
  Zero Coupon (a)                                                              1,000    .000    12/01/11      643
Cook County Community Consolidated School District No.15-Palatine
  Zero Coupon (a)                                                              2,235    .000    12/01/13    1,276
Illinois Development Finance Authority Zero Coupon (a)                           400    .000    01/01/10      284
Illinois Development Finance Authority, Series A, daily demand                   420   7.375    07/01/21      494
Illinois Health Facilities Authority                                           1,000   5.250    09/01/04    1,036
Illinois Health Facilities Authority (i)                                         500   5.000    08/01/03      516
Illinois Health Facilities Authority                                             440   4.000    10/01/04      447
Illinois Health Facilities Authority, Series A (i)                             1,420   5.500    08/15/05    1,523
Lake County Community Unit School District No.116-Round Lake (i)                 400   7.600    02/01/14      506
Macon County & Decatur Illinois (i)                                              425   6.500    01/01/05      462
                                                                                                          -------
                                                                                                            9,106
                                                                                                          -------
INDIANA - 4.2%
Allen County Jail Building Corp.                                                 300   5.750    10/01/09      333
Franklin Township School Building Corp./Marion County Indiana                    500   5.750    07/15/06      550
Indiana Health Facility Financing Authority (i)                                1,250   5.000    12/01/03    1,299
Indiana Health Facility Financing Authority                                      500   5.000    09/15/05      525
Indiana Health Facility Financing Authority                                      250   4.500    02/15/05      254
Indiana Health Facility Financing Authority, Series A (i)                          5   5.000    11/01/02        5
Indiana Health Facility Financing Authority, Series D
  (pre-refunded 11/01/2007)(f)(k)                                              1,355   5.000    11/01/26    1,423
Indiana Housing Finance Authority, Series D, daily demand                        725   6.600    07/01/05      743
Indiana University, Series M, daily demand                                       500   5.750    08/01/10      553
Indianapolis Indiana, Series A (i)                                               450   5.000    10/01/06      481
Monroe County Hospital Authority (i)                                             500   4.500    05/01/03      511
                                                                                                          -------
                                                                                                            6,677
                                                                                                          -------
IOWA - 0.2%
Iowa Finance Authority                                                           290   6.000    07/01/10      316
                                                                                                          -------
KANSAS - 2.6%
Butler & Sedgwick Counties Unified School District No.385 Andover (i)            500   5.000    09/01/09      537
Kansas Development Finance Authority                                           1,000   5.500    11/01/11    1,103
Kansas Development Finance Authority, daily demand (i)                           500   5.500    04/01/13      550
Kansas State Department of Transportation                                        300   7.250    03/01/04      325
Kansas State Department of Transportation                                        600   7.250    03/01/05      670
La Cygne Kansas (f)                                                            1,000   3.900    03/01/15    1,011
                                                                                                          -------
                                                                                                            4,196
                                                                                                          -------
KENTUCKY - 0.3%
Kentucky State Property & Buildings Commission (i)                               400   5.375    02/01/08      434
                                                                                                          -------

150 Tax Exempt Bond Fund

TAX EXEMPT BOND FUND

                                                      April 30, 2002 (Unaudited)

                                                                           PRINCIPAL
                                                                            AMOUNT                DATE     VALUE
                                                                             (000)      RATE       OF      (000)
                                                                               $         %      MATURITY     $
                                                                           ---------   -----    --------  -------
LOUISIANA - 1.9%
Desoto Parish Louisiana, Series A                                                650   5.050    12/01/02      655
Jefferson Parish Hospital Service District No.2, annual demand (i)             1,000   5.250    12/01/15    1,066
Louisiana Energy & Power Authority (i)                                           200   5.500    01/01/08      218
Plaquemines Port Harbor & Terminal District, daily demand                        235   5.000    09/01/07      238
Shreveport Louisiana Zero Coupon (a)                                           1,000    .000    01/01/05      918
                                                                                                          -------
                                                                                                            3,095
                                                                                                          -------
MARYLAND - 0.1%
Frederick County Maryland, Series A                                              210   4.800    09/01/09      213
                                                                                                          -------
MASSACHUSETTS - 2.7%
Massachusetts Bay Transportation Authority, Series C                             500   6.000    03/01/06      551
Massachusetts Development Finance Agency                                         220   5.125    12/01/11      221
Massachusetts Development Finance Agency, Series B                               125   5.400    07/01/02      126
Massachusetts Development Finance Agency, Series C                               360   5.750    08/01/05      383
Massachusetts Health & Educational Facilities Authority (i)(f)                   370   4.550    01/01/21      372
Massachusetts Health & Educational Facilities Authority                          190   5.000    07/01/07      193
Massachusetts Health & Educational Facilities Authority, Series E (i)            315   4.500    10/01/05      318
Massachusetts State Port Authority, Series A                                     200   6.000    07/01/06      216
Massachusetts State Port Authority, Series A                                     125   5.250    07/01/07      132
Massachusetts State Port Authority, Series A                                     150   5.750    07/01/10      162
Massachusetts State Turnpike Authority, Series A, daily demand                 1,100   5.000    01/01/13    1,168
Massachusetts State, Series A, daily demand                                      430   6.000    02/01/11      485
                                                                                                          -------
                                                                                                            4,327
                                                                                                          -------
MICHIGAN - 4.7%
Bishop International Airport Authority, Series B (i)                             750   5.000    12/01/10      764
Bishop International Airport Authority, Series B, daily demand (i)               960   5.250    12/01/11      986
Kent Hospital Finance Authority, Series A                                        250   5.250    01/15/07      263
Manistee Area Public Schools (i)                                                 235   6.000    05/01/08      264
Michigan Municipal Bond Authority, daily demand                                  500   5.750    10/01/11      560
Michigan State                                                                 1,250   5.500    12/01/06    1,373
Michigan State Hospital Finance Authority                                      1,000   5.500    10/01/04    1,069
Michigan State Hospital Finance Authority, Series A (i)                          250   5.000    05/15/07      265
Michigan State Hospital Finance Authority, Series B (f)                        1,000   5.200    11/15/33    1,055
Michigan State Trunk Line, Series A (i)                                          900   5.500    11/01/11      993
                                                                                                          -------
                                                                                                            7,592
                                                                                                          -------
MINNESOTA - 1.1%
Minnesota Housing Finance Agency, Series H, daily demand                         760   6.700    01/01/18      785
Minnesota State                                                                  500   6.000    08/01/05      547
St. Cloud Minnesota (i)                                                          340   5.500    05/01/06      368
                                                                                                          -------
                                                                                                            1,700
                                                                                                          -------
MISSISSIPPI - 1.4%
Mississippi State                                                              1,000   6.000    07/01/05    1,091
Mississippi State, Series I                                                    1,000   6.000    11/01/08    1,129
                                                                                                          -------
                                                                                                            2,220
                                                                                                          -------
MISSOURI - 0.3%
Missouri Housing Development Commission, Series II                               265   4.350    12/01/07      269
Southeast Missouri State University (i)                                          250   5.625    04/01/10      277
                                                                                                          -------
                                                                                                              546
                                                                                                          -------

                                                        Tax Exempt Bond Fund 151

TAX EXEMPT BOND FUND

                                                      April 30, 2002 (Unaudited)

                                                                           PRINCIPAL
                                                                            AMOUNT                DATE     VALUE
                                                                             (000)      RATE       OF      (000)
                                                                               $         %      MATURITY     $
                                                                           ---------   -----    --------  -------
NEBRASKA - 0.8%
Nebraska Public Power District, daily demand
  (pre-refunded 01/01/2003)(k)                                                 1,160   6.000    01/01/08    1,216
                                                                                                          -------
NEVADA - 1.4%
Clark County School District, daily demand (i)                                 1,000   5.250    06/15/10    1,072
Henderson Nevada, Series A (i)                                                   475   6.000    06/01/06      524
Reno Nevada, Series B, daily demand (i)(f)                                       100   1.650    05/15/23      100
Truckee Meadows Water Authority, Series A (i)                                    500   5.500    07/01/11      548
                                                                                                          -------
                                                                                                            2,244
                                                                                                          -------
NEW HAMPSHIRE - 1.0%
New Hampshire Business Finance Authority (f)                                     200   3.750    07/01/27      200
New Hampshire Health & Education Facilities Authority                            275   6.500    07/01/10      290
New Hampshire Health & Education Facilities Authority                            325   4.600    10/01/07      324
New Hampshire Higher Educational & Health Facilities Authority,
  daily demand (pre-refunded 03/01/2003)(k)                                      735   9.000    03/01/23      797
                                                                                                          -------
                                                                                                            1,611
                                                                                                          -------
NEW JERSEY - 3.1%
New Jersey State Educational Facilities Authority, Series B                    1,000   5.750    09/01/10    1,119
New Jersey State Housing & Mortgage Finance Agency, Series A                     313   6.000    11/01/02      319
New Jersey State Transit Corp., Series B, daily demand (i)                       500   5.000    02/01/03      501
New Jersey State Turnpike Authority, Series A (i)                                500   5.500    01/01/09      548
New Jersey State Turnpike Authority, Series A (i)                                750   6.000    01/01/11      848
New Jersey Transportation Trust Fund Authority, Series B                       1,000   6.000    06/15/06    1,103
New Jersey Transportation Trust Fund Authority, Series B                         500   6.000    06/15/07      560
                                                                                                          -------
                                                                                                            4,998
                                                                                                          -------
NEW MEXICO - 1.4%
New Mexico State Highway Commission                                            1,000   5.750    06/15/09    1,115
New Mexico State Highway Commission, Series A                                    570   5.500    06/15/06      620
Rio Rancho New Mexico, Series A (i)                                              500   8.000    05/15/04      554
                                                                                                          -------
                                                                                                            2,289
                                                                                                          -------
NEW YORK - 7.8%
Long Island Power Authority, Series A (i)                                        500   6.000    12/01/07      564
Metropolitan Transportation Authority, Series 7                                  500   5.300    07/01/05      538
Metropolitan Transportation Authority, Series R                                  650   5.000    07/01/03      674
Nassau County Tobacco Settlement Corp., daily demand                             595   5.400    07/15/12      605
New York New York, Series A, daily demand                                        235   5.250    11/01/12      248
New York New York, Series A-7, daily demand (i)(f)                             1,300   1.550    11/01/24    1,300
New York New York, Series B                                                      250   5.250    12/01/09      266
New York New York, Series E                                                      500   5.300    08/01/03      518
New York New York, Series F                                                      500   5.300    08/01/03      518
New York New York, Series H                                                      750   5.250    08/01/03      777
New York State Dormitory Authority (i)                                         1,900   7.000    07/01/09    2,172
New York State Dormitory Authority                                             1,000   5.500    02/15/03    1,026
New York State Dormitory Authority, Series 1                                     500   5.000    07/01/03      517
New York State Dormitory Authority, Series A                                     375   6.000    02/15/03      387
New York State Dormitory Authority, Series A                                     375   6.000    08/15/04      403
Niagara County Industrial Development Agency, Series D (f)                       350   5.550    11/15/24      352
Suffolk County Judicial Facilities Agency (i)                                    500   5.500    04/15/09      550
TSASC Inc., Series 1                                                           1,000   5.500    07/15/13    1,025
                                                                                                          -------
                                                                                                           12,440
                                                                                                          -------

152 Tax Exempt Bond Fund

TAX EXEMPT BOND FUND

                                                      April 30, 2002 (Unaudited)

                                                                           PRINCIPAL
                                                                            AMOUNT                DATE     VALUE
                                                                             (000)      RATE       OF      (000)
                                                                               $         %      MATURITY     $
                                                                           ---------   -----    --------  -------
NORTH CAROLINA - 1.1%
North Carolina Municipal Power Agency No.1 Catawba (i)                         1,500   6.000    01/01/12    1,695
                                                                                                          -------
OHIO - 2.9%
Columbus Ohio                                                                    585   5.250    01/01/11      632
Erie County Ohio, Series A                                                       275   4.000    08/15/04      280
Hamilton County Ohio, Series A (i)                                               250   6.000    12/01/05      275
Jackson Local School District Stark & Summit Counties Zero Coupon (a)            500    .000    12/01/07      405
Ohio State Building Authority                                                    575   5.750    04/01/08      637
Ohio State Building Authority (i)                                                500   6.000    04/01/06      551
Ohio State Turnpike Commission, Series B (i)                                     500   5.000    02/15/07      533
Ohio State, Series A                                                             300   5.250    06/15/04      317
Richland County Ohio, Series B                                                   300   5.400    11/15/03      310
Steubenville Ohio                                                                280   5.700    10/01/10      298
University Of Cincinnati, Series A (i)                                           300   5.500    06/01/08      329
                                                                                                          -------
                                                                                                            4,567
                                                                                                          -------
OKLAHOMA - 0.3%
Oklahoma Housing Finance Agency, daily demand                                    380   7.600    09/01/15      432
                                                                                                          -------
OREGON - 0.3%
Clackamas County School District No.62C Oregon City, daily demand                435   6.000    06/15/11      491
                                                                                                          -------
PENNSYLVANIA - 2.9%
Allegheny County Port Authority, daily demand (i)                                250   5.500    03/01/17      264
Delaware River Port Authority, Series A (i)                                      600   5.250    01/01/09      651
Norwin School District, daily demand (pre-refunded 04/01/2010)(i)(k)             250   6.000    04/01/20      283
Owen J Roberts School District (i)                                               500   5.000    08/15/12      531
Philadelphia Pennsylvania (i)                                                    500   6.750    08/01/05      557
Philadelphia Pennsylvania, Series A (i)                                          500   5.500    07/01/07      546
Sayre Health Care Facilities Authority, Series B, annual demand                  750   5.300    12/01/12      752
Swarthmore Boro Authority                                                      1,000   5.500    09/15/11    1,099
                                                                                                          -------
                                                                                                            4,683
                                                                                                          -------
RHODE ISLAND - 0.5%
Rhode Island Health & Educational Building Corp. (i)                             785   5.500    04/01/17      842
                                                                                                          -------
SOUTH CAROLINA - 1.8%
Medical University of South Carolina                                             680   5.500    07/01/03      701
Richland-Lexington Airport District, Series A (i)                                250   5.000    01/01/06      263
Richland-Lexington Airport District, Series A (i)                                500   5.000    01/01/09      528
Richland-Lexington Airport District, Series A (i)                                440   5.000    01/01/10      463
South Carolina State Public Service Authority, Series A, daily demand (i)        375   5.500    01/01/11      410
Spartanburg County South Carolina, Series B (i)                                  500   6.000    04/15/07      555
                                                                                                          -------
                                                                                                            2,920
                                                                                                          -------
SOUTH DAKOTA - 0.8%
Sioux Falls South Dakota, Series A (i)                                           250   5.500    11/15/10      275
South Dakota Housing Development Authority, Series A                           1,000   5.200    05/01/02    1,000
                                                                                                          -------
                                                                                                            1,275
                                                                                                          -------

                                                        Tax Exempt Bond Fund 153

TAX EXEMPT BOND FUND

                                                      April 30, 2002 (Unaudited)

                                                                           PRINCIPAL
                                                                            AMOUNT                DATE     VALUE
                                                                             (000)      RATE       OF      (000)
                                                                               $         %      MATURITY     $
                                                                           ---------   -----    --------  -------
TENNESSEE - 2.0%
Metropolitan Government Nashville & Davidson County Health & Educational
  Facility Board, Series A                                                       920   5.000    11/01/06      990
Shelby County Tennessee, Series A                                              1,000   6.750    04/01/05    1,106
White House Utility District/Robertson & Sumner Counties Tennessee
  Zero Coupon, Series B (a)                                                      650    .000    01/01/05      597
Williamson County Tennessee                                                      500   6.000    03/01/06      550
                                                                                                          -------
                                                                                                            3,243
                                                                                                          -------
TEXAS - 7.6%
Alvin Independent School District                                                515   6.750    08/15/09      604
Alvin Independent School District                                                545   6.750    08/15/10      645
Bell County Health Facility Development Corp.                                  1,010   5.000    11/15/03    1,037
Brazos River Authority (f)                                                     1,500   5.200    12/01/18    1,522
Houston Texas (i)                                                                500   6.000    07/01/04      537
Houston Texas Zero Coupon, Series B (a)                                        2,400    .000    09/01/16    1,144
Matagorda County Navigation District No.1, Series A (f)                          240   3.750    05/01/30      239
North Central Texas Health Facility Development Corp. (i)                      1,050   5.500    04/01/05    1,120
Port Corpus Christi Authority, daily demand                                       85   5.350    11/01/10       85
Round Rock Independent School District                                         1,000   6.500    08/01/10    1,167
Round Rock Independent School District                                           430   5.375    08/01/12      468
Round Rock Independent School District, daily demand                             750   6.500    08/01/11      868
Sabine River Authority, Series C (f)                                             250   4.000    05/01/28      252
Texas A & M University                                                         1,000   5.000    07/01/08    1,069
University of Texas Permanent University Fund, Series A                        1,000   5.000    07/01/09    1,065
Waco Health Facilities Development Corp., Series A                               250   5.200    11/15/06      266
                                                                                                          -------
                                                                                                           12,088
                                                                                                          -------
UTAH - 1.2%
Salt Lake City Utah                                                            1,250   5.500    06/15/07    1,369
Utah State Board Of Regents (i)                                                  565   5.750    04/01/03      584
                                                                                                          -------
                                                                                                            1,953
                                                                                                          -------
VIRGINIA - 1.8%
Fairfax County Virginia, daily demand                                            200   5.750    04/15/13      217
Prince William County Service Authority (i)                                      555   5.500    07/01/05      598
Virginia Commonwealth Transportation Board, daily demand                         360   5.375    05/15/12      389
Virginia Housing Development Authority Commonwealth Mortgage, Series D,
  daily demand                                                                 1,000   6.050    07/01/10    1,060
Virginia Public Building Authority, Series A                                     500   5.750    08/01/07      556
                                                                                                          -------
                                                                                                            2,820
                                                                                                          -------
WASHINGTON - 3.5%
CDP-King County III Washington (i)                                               500   4.600    06/01/03      513
Clallam County Public Utility District No.1 (i)                                  385   5.000    01/01/08      409
King County School District No.411 Issaquah (i)                                1,000   5.500    12/01/05    1,085
Kitsap County Washington, daily demand (i)                                       775   5.750    07/01/14      837
Washington Public Power Supply System, Series A                                1,000   7.000    07/01/08    1,163
Washington Public Power Supply System, Series A                                1,000   5.000    07/01/04    1,047
Washington State, Series A                                                       500   6.500    07/01/04      542
                                                                                                          -------
                                                                                                            5,596
                                                                                                          -------

154 Tax Exempt Bond Fund

TAX EXEMPT BOND FUND

                                                      April 30, 2002 (Unaudited)

                                                                             PRINCIPAL
                                                                              AMOUNT                DATE     VALUE
                                                                               (000)      RATE       OF      (000)
                                                                                 $         %      MATURITY     $
                                                                             ---------   -----    --------  -------
WEST VIRGINIA - 0.5%
South Charleston West Virginia                                                     700   7.625    08/01/05      761
West Virginia State Hospital Finance Authority                                     150   6.500    09/01/05      163
                                                                                                            -------
                                                                                                                924
                                                                                                            -------
WISCONSIN - 1.6%
Madison Wisconsin, Series B                                                        280   4.875    10/01/27      282
Oconto Falls Public School District, Series A, daily demand (i)                    750   5.750    03/01/13      819
Wisconsin Housing & Economic Development Authority, Series A, daily demand         700   6.850    11/01/12      715
Wisconsin State Health & Educational Facilities Authority                           70   5.000    07/01/06       72
Wisconsin State, Series 2                                                          625   5.125    11/01/11      668
                                                                                                            -------
                                                                                                              2,556
                                                                                                            -------
TOTAL MUNICIPAL BONDS
(cost $150,074)                                                                                             154,836
                                                                                                            -------
SHORT-TERM INVESTMENTS - 3.8%
Frank Russell Investment Company Tax Free Money Market Fund (e)                  6,131                        6,131
                                                                                                            -------
TOTAL SHORT-TERM INVESTMENTS
(cost $6,131)                                                                                                 6,131
                                                                                                            -------
TOTAL INVESTMENTS - 100.6%
(identified cost $156,205)                                                                                  160,967

OTHER ASSETS AND LIABILITIES, NET - (0.6%)                                                                     (991)
                                                                                                            -------
NET ASSETS - 100.0%                                                                                         159,976
                                                                                                            =======

  See accompanying notes which are an integral part of the financial statements.

                                                        Tax Exempt Bond Fund 155

TAX EXEMPT BOND FUND

                                                      April 30, 2002 (Unaudited)

QUALITY RATINGS AS A % OF VALUE
AAA                                                                          53%
AA                                                                           27
A                                                                            12
BBB                                                                           6
Cash Equivalent                                                               2
                                                                            ---
                                                                            100%
                                                                            ===

ECONOMIC SECTOR EMPHASIS AS A % OF VALUE
General Obligation                                                           26%
Healthcare Revenue                                                           16
Other                                                                        16
Utility Revenue                                                              14
State and Community Lease                                                     7
Universities                                                                  7
Housing Revenue                                                               5
Cash Equivalents                                                              4
Pollution Control Revenue                                                     3
Refunded & Special Obligation                                                 2
                                                                            ---
                                                                            100%
                                                                            ===

See accompanying notes which are an integral part of the financial statements.

156 Tax Exempt Bond Fund

TAX EXEMPT BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2002 (Unaudited)

ASSETS
Investments at market (identified cost $156,205) ..................    $160,967
Receivables:
   Dividends and interest .........................................       2,301
   Fund shares sold ...............................................         254
                                                                       --------
      Total assets ................................................     163,522

LIABILITIES
Payables:
   Investments purchased (delayed settlement) .............  $3,418
   Fund shares redeemed ...................................      50
   Accrued fees to affiliates .............................      68
   Other accrued expenses .................................      10
                                                             ------
      Total liabilities ...........................................       3,546
                                                                       --------
NET ASSETS ........................................................    $159,976
                                                                       ========
NET ASSETS CONSIST OF:
Undistributed net investment income ...............................    $    516
Accumulated realized gain (loss) ..................................      (2,565)
Unrealized appreciation (depreciation) on investments .............       4,762
Shares of beneficial interest .....................................          74
Additional paid-in capital ........................................     157,189
                                                                       --------
NET ASSETS ........................................................    $159,976
                                                                       ========
NET ASSET VALUE, offering and redemption price per share:
   Class C ($3,775,332 divided by 175,296 shares of $.01
     par value shares of beneficial interest outstanding) .........    $  21.54
                                                                       ========
   Class E ($5,468,193 divided by 253,339 shares of $.01
     par value shares of beneficial interest outstanding) .........    $  21.58
                                                                       ========
   Class S ($150,732,879 divided by 6,991,239 shares of
     $.01 par value shares of beneficial interest
     outstanding) .................................................    $  21.56
                                                                       ========

  See accompanying notes which are an integral part of the financial statements.

                                                        Tax Exempt Bond Fund 157

TAX EXEMPT BOND FUND

STATEMENT OF OPERATIONS

Amounts in thousands         For the Six Months Ended April 30, 2002 (Unaudited)

INVESTMENT INCOME
   Interest .................................................................   $ 3,592
   Dividends from Tax Free Money Market Fund ................................        37
                                                                                -------
      Total investment income ...............................................     3,629

EXPENSES
   Advisory fees ..................................................     $227
   Administrative fees - Class C ..................................        1
   Administrative fees - Class E ..................................        1
   Administrative fees - Class S ..................................       36
   Custodian fees .................................................       60
   Distribution fees - Class C ....................................       11
   Transfer agent fees ............................................       40
   Professional fees ..............................................       15
   Registration fees ..............................................       27
   Shareholder servicing fees - Class C ...........................        4
   Shareholder servicing fees - Class E ...........................        7
   Trustees' fees .................................................        6
   Miscellaneous ..................................................       17
                                                                        ----
   Expenses before reductions .....................................      452
   Expense reductions .............................................       (1)
                                                                        ----
      Expenses, net .........................................................       451
                                                                                -------
Net investment income .......................................................     3,178
                                                                                -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments .....................................      (100)
Net change in unrealized appreciation (depreciation) on investments .........    (1,679)
                                                                                -------
Net realized and unrealized gain (loss) .....................................    (1,779)
                                                                                -------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .......................   $ 1,399
                                                                                =======

See accompanying notes which are an integral part of the financial statements.

158 Tax Exempt Bond Fund

TAX EXEMPT BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands


                                             SIX MONTHS ENDED       FISCAL
                                              APRIL 30, 2002      YEAR ENDED
                                               (UNAUDITED)     OCTOBER 31, 2001
                                             ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income ....................      $   3,178          $   5,825
   Net realized gain (loss) .................           (100)               392
   Net change in unrealized appreciation
     (depreciation) .........................         (1,679)             5,771
                                                   ---------          ---------
      Net increase (decrease) in net assets
        from operations .....................          1,399             11,988
                                                   ---------          ---------
DISTRIBUTIONS
   From net investment income
      Class C ...............................            (43)               (47)
      Class E ...............................           (108)              (202)
      Class S ...............................         (2,860)            (5,636)
                                                   ---------          ---------
         Net decrease in net assets from
           distributions ....................         (3,011)            (5,885)
                                                   ---------          ---------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets
     from share transactions ................         12,591              9,585
                                                   ---------          ---------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS .         10,979             15,688

NET ASSETS
   Beginning of period ......................        148,997            133,309
                                                   ---------          ---------
   End of period (including undistributed
     net investment income of $516 and
     $349, respectively).....................      $ 159,976          $ 148,997
                                                   =========          =========

  See accompanying notes which are an integral part of the financial statements.


                                                        Tax Exempt Bond Fund 159

TAX EXEMPT BOND FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                FISCAL YEARS ENDED
                                                                    OCTOBER 31,
                                                                ------------------
                                                       2002*      2001      2000**     1999***
                                                     -------    -------    -------    --------
NET ASSET VALUE, BEGINNING OF PERIOD ............    $ 21.76    $ 20.83    $ 20.45    $  21.38
                                                     -------    -------    -------    --------

INCOME FROM OPERATIONS
   Net investment income (a) ....................        .35        .68        .59         .45
   Net realized and unrealized gain (loss).......       (.25)       .95        .32        (.84)
                                                     -------    -------    -------    --------
      Total income from operations ..............        .10       1.63        .91        (.39)
                                                     -------    -------    -------    --------

DISTRIBUTIONS
   From net investment income ...................       (.32)      (.70)      (.53)       (.54)
                                                     -------    -------    -------    --------
NET ASSET VALUE, END OF PERIOD ..................    $ 21.54    $ 21.76    $ 20.83    $  20.45
                                                     =======    =======    =======    ========

TOTAL RETURN (%)(b) .............................        .49       7.95       4.53       (1.82)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)......      3,775      2,248        780         474

   Ratios to average net assets (%)(c):
      Operating expenses ........................       1.53       1.53       1.64        1.57
      Net investment income .....................       3.30       3.18       3.48        3.12

   Portfolio turnover rate (%) ..................      16.58      31.16      38.16      119.34

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period March 29, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

160 Tax Exempt Bond Fund

TAX EXEMPT BOND FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                   FISCAL YEARS ENDED
                                                                       OCTOBER 31,
                                                                   ------------------
                                                         2002*       2001      2000**    1999***
                                                        -------    -------    -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD .................  $ 21.81    $ 20.87    $ 20.47    $ 21.19
                                                        -------    -------    -------    -------
INCOME FROM OPERATIONS
   Net investment income (a) .........................      .42        .84        .71        .50
   Net realized and unrealized gain (loss)............     (.25)       .95        .33       (.71)
                                                        -------    -------    -------    -------
      Total income from operations ...................      .17       1.79       1.04       (.21)
                                                        -------    -------    -------    -------
DISTRIBUTIONS
   From net investment income ........................     (.40)      (.85)      (.64)      (.51)
                                                        -------    -------    -------    -------
NET ASSET VALUE, END OF PERIOD .......................  $ 21.58    $ 21.81    $ 20.87    $ 20.47
                                                        =======    =======    =======    =======
TOTAL RETURN (%)(b) ..................................      .79       8.77       5.17       (.99)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)...........    5,468      6,398      3,445      2,854

   Ratios to average net assets (%)(c):
      Operating expenses .............................      .83        .78        .89        .82
      Net investment income ..........................     3.88       3.93       4.08       3.76

   Portfolio turnover rate (%) .......................    16.58      31.16      38.16     119.34

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                        Tax Exempt Bond Fund 161

TAX EXEMPT BOND FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                            FISCAL YEARS ENDED
                                                                OCTOBER 31,               YEARS ENDED DECEMBER 31,
                                                            -------------------   ---------------------------------------
                                                   2002*       2001     2000**      1999       1998       1997      1996
                                                 --------   --------   --------   --------   --------   -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD .........   $  21.79   $  20.84   $  20.42   $  21.39   $  21.19   $ 21.02   $ 21.24
                                                 --------   --------   --------   --------   --------   -------   -------
INCOME FROM OPERATIONS
   Net investment income (a) .................        .45        .89        .75        .84        .81       .84       .85
   Net realized and unrealized gain (loss) ...       (.25)       .96        .33       (.95)       .19       .18      (.21)
                                                 --------   --------   --------   --------   --------   -------   -------
      Total income from operations ...........        .20       1.85       1.08       (.11)      1.00      1.02       .64
                                                 --------   --------   --------   --------   --------   -------   -------
DISTRIBUTIONS
   From net investment income ................       (.43)      (.90)      (.66)      (.86)      (.80)     (.85)     (.86)
                                                 --------   --------   --------   --------   --------   -------   -------
NET ASSET VALUE, END OF PERIOD ...............   $  21.56   $  21.79   $  20.84   $  20.42   $  21.39   $ 21.19   $ 21.02
                                                 ========   ========   ========   ========   ========   =======   =======
Total Return (%)(b) ..........................        .92       9.09       5.37       (.52)      4.82      4.92      3.07

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ..    150,733    140,352    129,084    123,960    128,959    83,076    66,344

   Ratios to average net assets (%)(c):
      Operating expenses .....................        .56        .53        .64        .57        .72       .71       .75
      Net investment income ..................       4.20       4.21       4.32       3.99       3.80      3.99      4.02

   Portfolio turnover rate (%) ...............      16.58      31.16      38.16     119.34      74.42     40.79     74.34

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

162 Tax Exempt Bond Fund

TAX-MANAGED LARGE CAP FUND

STATEMENT OF NET ASSETS
                                                      April 30, 2002 (Unaudited)

                                                                          MARKET
                                                                NUMBER     VALUE
                                                                  OF       (000)
                                                                SHARES       $
                                                               -------    ------
COMMON STOCKS - 95.8%
AUTO AND TRANSPORTATION - 2.1%
Burlington Northern Santa Fe Corp.                              19,700       542
CSX Corp.                                                        8,600       311
Delphi Corp.                                                    24,500       381
Delta Air Lines, Inc.                                           80,900     2,242
FedEx Corp. (a)                                                 12,700       656
General Motors Corp.                                            55,700     3,573
Lear Corp. (a)                                                  32,600     1,676
Norfolk Southern Corp.                                          15,800       339
Union Pacific Corp.                                             12,300       699
                                                                          ------
                                                                          10,419
                                                                          ------

CONSUMER DISCRETIONARY - 13.4%
Abercrombie & Fitch Co. Class A (a)                             49,500     1,485
AOL Time Warner, Inc. (a)                                      162,875     3,098
Bed Bath & Beyond, Inc. (a)                                     26,300       978
Carnival Corp.                                                  36,800     1,226
Cendant Corp. (a)                                               92,200     1,659
Charter Communications, Inc. (a)                               157,600     1,291
eBay, Inc. (a)                                                   8,000       425
Federated Department Stores (a)                                 70,400     2,797
Gannett Co., Inc.                                               28,700     2,104
Gemstar-TV Guide International, Inc. (a)                        90,700       813
Gillette Co./The                                                34,900     1,238
Hasbro, Inc.                                                   156,900     2,507
Home Depot, Inc.                                               157,000     7,280
Jones Apparel Group, Inc. (a)                                   54,900     2,138
Kohls Corp. (a)                                                 46,300     3,412
Liberty Media Corp. Class A (a)                                 52,900       566
Marriott International, Inc. Class A                            15,500       681
Mattel, Inc.                                                    66,300     1,368
McDonald's Corp.                                                42,200     1,198
Monsanto Co.                                                     8,400       259
Nike, Inc. Class B                                               6,100       325
Omnicom Group                                                   10,400       907
Pier 1 Imports, Inc.                                            45,400     1,087
Target Corp.                                                    71,600     3,125
TJX Co.s, Inc.                                                 106,100     4,624
Tribune Co.                                                     53,300     2,354
Tricon Global Restaurants, Inc. (a)                             17,400     1,097
Viacom, Inc. Class B (a)                                        88,700     4,178
Wal-Mart Stores, Inc.                                          174,300     9,735
Waste Management, Inc.                                          64,000     1,686
                                                                          ------
                                                                          65,641
                                                                          ------

CONSUMER STAPLES - 8.5%
Albertson's, Inc.                                               15,100       506
Coca-Cola Co./The                                              115,400     6,406
Colgate-Palmolive Co.                                           31,100     1,649
CVS Corp.                                                        6,800       228
Kraft Foods, Inc. Class A                                       81,700     3,353
PepsiCo, Inc.                                                   16,770       870
Philip Morris Co.s, Inc.                                       211,400    11,506
Procter & Gamble Co.                                            65,700     5,930
Safeway, Inc. (a)                                               29,400     1,233
Sysco Corp.                                                     24,600       714
Unilever NV                                                    144,300     9,336
                                                                          ------
                                                                          41,731
                                                                          ------

FINANCIAL SERVICES - 19.4%
Allstate Corp./The                                              33,700     1,339
AMBAC Financial Group, Inc.                                     55,250     3,473
American International Group                                    44,144     3,051
AmSouth Bancorp                                                 31,600       718
Bank One Corp.                                                  73,800     3,016
Capital One Financial Corp.                                     62,400     3,737
Charles Schwab Corp./The                                       208,800     2,378
Cigna Corp.                                                     68,100     7,423
Citigroup, Inc.                                                346,258    14,992
Compass Bancshares, Inc.                                        35,400     1,266
Countrywide Credit Industries, Inc.                            100,100     4,676
E*trade Group, Inc. (a)                                        216,600     1,633
Equity Office Properties Trust (b)                              16,400       470
Fannie Mae                                                      66,800     5,273
FleetBoston Financial Corp.                                     83,000     2,930
Freddie Mac                                                     22,400     1,464
General Growth Properties, Inc. (b)                             11,500       526
Golden State Bancorp, Inc.                                      11,200       369
Goldman Sachs Group, Inc.                                       26,700     2,103
Greenpoint Financial Corp.                                     110,300     5,454
Hospitality Properties Trust (b)                                 4,100       139
Household International, Inc.                                   45,000     2,623
Legg Mason, Inc.                                                15,000       754
Lincoln National Corp.                                          84,300     4,038
MBIA, Inc.                                                      30,300     1,634
Metlife, Inc.                                                   60,800     2,076
Morgan Stanley Dean Witter & Co.                                 9,600       458
North Fork BanCorp., Inc.                                       13,100       506
Northern Trust Corp.                                             7,700       409
PNC Financial Services Group, Inc.                              41,000     2,261
Prologis Trust (b)                                              10,800       240
Prudential Financial, Inc. NEW (a)                               5,800       186
SouthTrust Corp.                                                69,700     1,860
T Rowe Price Group, Inc.                                        41,000     1,438
TCF Financial Corp.                                              4,700       245
Torchmark Corp.                                                 31,100     1,272
Union Planters Corp.                                            16,400       822
US Bancorp                                                     309,271     7,330
Wachovia Corp.                                                   6,100       232
                                                                          ------
                                                                          94,814
                                                                          ------

                                                  Tax-Managed Large Cap Fund 163

TAX-MANAGED LARGE CAP FUND

                                                      April 30, 2002 (Unaudited)

                                                                         MARKET
                                                              NUMBER      VALUE
                                                                OF        (000)
                                                              SHARES        $
                                                             --------    -------
HEALTH CARE - 13.1%
Abbott Laboratories                                            61,900      3,340
Amgen, Inc. (a)                                                58,500      3,093
Bard (C.R.), Inc.                                              13,200        725
Baxter International, Inc.                                     31,300      1,781
Becton Dickinson & Co.                                         85,500      3,178
Bristol-Myers Squibb Co.                                        2,700         78
Cardinal Health, Inc.                                          19,100      1,323
Eli Lilly & Co.                                                50,700      3,349
Forest Laboratories, Inc. (a)                                  33,600      2,592
Genzyme Corp.-Genl Division (a)                                 4,200        172
Guidant Corp. (a)                                              14,400        541
HCA, Inc.                                                      56,800      2,714
Human Genome Sciences, Inc. (a)                                63,400        998
Immunex Corp. (a)                                              24,000        651
Johnson & Johnson                                             155,806      9,949
Medimmune, Inc. (a)                                            37,900      1,266
Medtronic, Inc.                                                13,200        590
Merck & Co., Inc.                                              62,781      3,412
Pfizer, Inc.                                                  265,000      9,632
Pharmacia Corp.                                                56,900      2,346
Schering-Plough Corp.                                          12,200        333
Tenet Healthcare Corp. (a)                                     36,500      2,678
Wyeth                                                         162,700      9,274
                                                                         -------
                                                                          64,015
                                                                         -------

INTEGRATED OILS - 5.2%
ChevronTexaco Corp.                                           113,961      9,881
Conoco, Inc.                                                   49,500      1,388
Exxon Mobil Corp.                                             351,204     14,107
                                                                         -------
                                                                          25,376
                                                                         -------

MATERIALS AND PROCESSING - 3.2%
Air Products & Chemicals, Inc.                                 49,000      2,354
Alcan, Inc.                                                    31,000      1,136
Alcoa, Inc.                                                    58,956      2,006
Dow Chemical Co./The                                           52,700      1,676
Eastman Chemical Co.                                           14,700        648
Lyondell Chemical Co.                                          29,400        435
PPG Industries, Inc.                                           26,500      1,386
Praxair, Inc.                                                  25,400      1,450
Tyco International, Ltd.                                      244,718      4,515
Weyerhaeuser Co.                                                2,700        161
                                                                         -------
                                                                          15,767
                                                                         -------

MISCELLANEOUS - 5.0%
Eaton Corp.                                                    11,300        956
General Electric Co.                                          577,800     18,229
Georgia-Pacific Corp.                                          68,900      1,997
Honeywell International, Inc.                                  37,900      1,390
Johnson Controls, Inc.                                         18,600      1,604
                                                                         -------
                                                                          24,176
                                                                         -------

OTHER ENERGY - 1.9%
Anadarko Petroleum Corp.                                       44,800      2,411
Cooper Cameron Corp. (a)                                       24,100      1,322
Devon Energy Corp.                                             10,300        508
Diamond Offshore Drilling                                      23,500        731
Dynegy, Inc. Class A                                           62,200      1,120
EL Paso Corp.                                                  61,400      2,456
Transocean, Inc.                                               12,800        454
Valero Energy Corp.                                             6,900        298
                                                                         -------
                                                                           9,300
                                                                         -------

PRODUCER DURABLES - 2.4%
Applied Materials, Inc. (a)                                   122,000      2,967
Boeing Co./The                                                  5,600        250
General Dynamics Corp.                                         10,000        971
Grainger (W.W.), Inc.                                           7,400        415
Ingersoll-Rand Co. Class A                                     63,300      3,162
United Technologies Corp.                                      56,000      3,930
                                                                         -------
                                                                          11,695
                                                                         -------

TECHNOLOGY - 14.4%
Altera Corp. (a)                                               36,900        759
Applied Micro Circuits Corp. (a)                                9,300         63
Automatic Data Processing                                      38,100      1,937
BEA Systems, Inc. (a)                                          34,500        370
Brocade Communications Systems, Inc. (a)                       18,900        484
Cisco Systems, Inc. (a)                                       507,800      7,439
Citrix Systems, Inc. (a)                                        8,600        100
Compaq Computer Corp.                                          20,900        212
Dell Computer Corp. (a)                                       130,100      3,427
Electronic Data Systems Corp.                                  15,500        841
EMC Corp. (a)                                                  15,500        142
Hewlett-Packard Co.                                           300,200      5,133
Intel Corp.                                                   366,100     10,473
International Business Machines Corp.                          69,100      5,788
JDS Uniphase Corp. (a)                                         24,100        105
Linear Technology Corp.                                        28,000      1,088
LSI Logic Corp. (a)                                             8,100        104
Maxim Integrated Products (a)                                  10,300        513
Micron Technology, Inc. (a)                                    18,000        427
Microsoft Corp. (a)                                           290,600     15,186
Motorola, Inc.                                                199,000      3,065
NCR Corp. (a)                                                 108,300      4,209
Oracle Corp. (a)                                              208,400      2,092
Qualcomm, Inc. (a)                                             15,900        480
Sun Microsystems, Inc. (a)                                    138,600      1,134
Texas Instruments, Inc.                                       104,600      3,235
Veritas Software Corp. (a)                                      7,622        216
Xilinx, Inc. (a)                                               35,800      1,352
                                                                         -------
                                                                          70,374
                                                                         -------

164 Tax-Managed Large Cap Fund

TAX-MANAGED LARGE CAP FUND

                                                      April 30, 2002 (Unaudited)

                                                                         MARKET
                                                             NUMBER      VALUE
                                                               OF        (000)
                                                             SHARES        $
                                                           ---------    --------
UTILITIES - 7.2%
Alltel Corp.                                                   8,700        431
AT&T Corp.                                                   155,519      2,040
AT&T Wireless Services, Inc. (a)                             150,336      1,346
BellSouth Corp.                                               59,600      1,809
Comcast Corp. (a)                                             86,900      2,325
Constellation Energy Group, Inc.                               9,200        294
Dominion Resources, Inc.                                      29,000      1,926
DTE Energy Co.                                                34,000      1,542
Entergy Corp.                                                 33,800      1,568
FirstEnergy Corp.                                              9,300        310
PG&E Corp. (a)                                               164,200      3,859
Pinnacle West Capital Corp.                                   62,500      2,739
Qwest Communications International                            87,588        441
SBC Communications, Inc.                                     101,366      3,148
Sprint Corp.-FON Group                                        62,500        991
Sprint Corp.-PCS Group (a)                                   205,600      2,305
Verizon Communications, Inc.                                 160,094      6,421
Wisconsin Energy Corp.                                        54,100      1,407
WorldCom, Inc. - WorldCom Group (a)                          128,885        320
XCEL Energy, Inc.                                              6,500        165
                                                                        -------
                                                                         35,387
                                                                        -------
TOTAL COMMON STOCKS
(cost $424,249)                                                         468,695
                                                                        -------

                                                           PRINCIPAL
                                                            AMOUNT
                                                             (000)
                                                               $
                                                           ---------
SHORT-TERM INVESTMENTS - 4.0%
Frank Russell Investment Company
   Money Market Fund (e)                                      18,229     18,229
United States Treasury Bill(c)(d)(e)
      1.795% due 06/20/02                                      1,500      1,496
                                                                        -------
TOTAL SHORT-TERM INVESTMENTS
(cost $19,725)                                                           19,725
                                                                        -------
TOTAL INVESTMENTS - 99.8%
(identified cost $443,974)                                              488,420

OTHER ASSETS AND LIABILITIES,
NET - 0.2%                                                                  805
                                                                        -------
NET ASSETS - 100.0%                                                     489,225
                                                                        =======

                                                                    UNREALIZED
                                                    NOTIONAL      APPRECIATION
                                                     AMOUNT      (DEPRECIATION)
                                                     (000)            (000)
FUTURES CONTRACTS                                      $                $
                                                    ---------    --------------
LONG POSITIONS
S&P 500 Index
   expiration date 06/02                               21,005            (1,543)
                                                                 --------------
Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased                                                    (1,543)
                                                                 ==============

  See accompanying notes which are an integral part of the financial statements.

                                                  Tax-Managed Large Cap Fund 165

TAX-MANAGED LARGE CAP FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2002 (Unaudited)

ASSETS
Investments at market (including securities on loan of $14,702),
  (identified cost $443,974) ........................................  $488,420
Receivables:
   Dividends ........................................................       355
   Investments sold .................................................     2,025
   Fund shares sold .................................................     1,630
   From Advisor .....................................................        16
   Daily variation margin on futures contracts ......................       240
Investment of securities lending collateral in money market
  funds, at cost and market value ...................................    15,484
                                                                       --------
      Total assets ..................................................   508,170

LIABILITIES
Payables:
   Investments purchased ................................... $ 2,022
   Fund shares redeemed ....................................     992
   Accrued fees to affiliates ..............................     392
   Other accrued expenses ..................................      55
Payable upon return of securities loaned ...................  15,484
                                                             -------
      Total liabilities .............................................    18,945
                                                                       --------

NET ASSETS ..........................................................  $489,225
                                                                       ========
NET ASSETS CONSIST OF:
Undistributed net investment income .................................  $    372
Accumulated net realized gain (loss) ................................   (74,871)
Unrealized appreciation (depreciation) on:
   Investments ......................................................    44,446
   Futures contracts ................................................    (1,543)
Shares of beneficial interest .......................................       308
Additional paid-in capital ..........................................   520,513
                                                                       --------

NET ASSETS ..........................................................  $489,225
                                                                       ========
NET ASSET VALUE, offering and redemption price per share:
   Class C ($8,881,937 divided by 565,959 shares of $.01
     par value shares of beneficial interest outstanding) ...........  $  15.69
                                                                       ========
   Class E ($2,399,376 divided by 150,974 shares of $.01
     par value shares of beneficial interest outstanding) ...........  $  15.89
                                                                       ========
   Class S ($477,944,010 divided by 30,036,232 shares of
    $.01 par value shares of beneficial interest outstanding) .......  $  15.91
                                                                       ========

See accompanying notes which are an integral part of the financial statements.

166 Tax-Managed Large Cap Fund

TAX-MANAGED LARGE CAP FUND

STATEMENT OF OPERATIONS

Amounts in thousands         For the Six Months Ended April 30, 2002 (Unaudited)

INVESTMENT INCOME
   Dividends ................................................................   $  3,089
   Dividends from Money Market Fund .........................................        159
   Interest .................................................................         13
   Securities Lending Income ................................................          1
                                                                                --------
      Total investment income ...............................................      3,262

EXPENSES
   Advisory fees .................................................   $  1,741
   Administrative fees - Class C .................................          2
   Administrative fees - Class E .................................          1
   Administrative fees - Class S .................................        122
   Custodian fees ................................................        108
   Distribution fees - Class C ...................................         32
   Transfer agent fees ...........................................        152
   Professional fees .............................................         20
   Registration fees .............................................         65
   Shareholder servicing fees - Class C ..........................         11
   Shareholder servicing fees - Class E ..........................          4
   Trustees' fees ................................................          9
   Miscellaneous .................................................         27
                                                                     --------
      Total expenses ........................................................      2,294
                                                                                --------
Net investment income .......................................................        968
                                                                                --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments ...................................................    (18,833)
   Futures contracts .............................................        655    (18,178)
                                                                     --------
Net change in unrealized appreciation (depreciation) on:
   Investments ...................................................     22,004
   Futures contracts .............................................     (1,316)    20,688
                                                                     --------   --------
Net realized and unrealized gain (loss) .....................................      2,510
                                                                                --------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .......................   $  3,478
                                                                                ========

  See accompanying notes which are an integral part of the financial statements.

                                                  Tax-Managed Large Cap Fund 167

TAX-MANAGED LARGE CAP FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                     SIX MONTHS ENDED         FISCAL
                                                                      APRIL 30, 2002        YEAR ENDED
                                                                       (UNAUDITED)       OCTOBER 31, 2001
                                                                     ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income ............................................     $    968           $   2,449
   Net realized gain (loss) .........................................      (18,178)            (39,470)
   Net change in unrealized appreciation (depreciation) .............       20,688            (119,763)
                                                                          --------           ---------
      Net increase (decrease) in net assets from operations .........        3,478            (156,784)
                                                                          --------           ---------
DISTRIBUTIONS
   From net investment income
      Class E .......................................................          (10)                 (4)
      Class S .......................................................       (2,325)             (3,110)
                                                                          --------           ---------
         Net decrease in net assets from distributions ..............       (2,335)             (3,114)
                                                                          --------           ---------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions ....       28,555             (61,631)
                                                                          --------           ---------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS .........................       29,698            (221,529)

NET ASSETS
   Beginning of period ..............................................      459,527             681,056
                                                                          --------           ---------
   End of period (including undistributed net investment income
     of $372 and $1,739, respectively) ..............................     $489,225           $ 459,527
                                                                          ========           =========

See accompanying notes which are an integral part of the financial statements.

168 Tax-Managed Large Cap Fund

TAX-MANAGED LARGE CAP FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                              FISCAL YEARS ENDED
                                                                  OCTOBER 31,
                                                              ------------------
                                                      2002*     2001      2000**  1999***
                                                    --------  --------  --------  -------
NET ASSET VALUE, BEGINNING OF PERIOD .............. $  15.60  $  20.68  $  21.17  $ 20.92
                                                    --------  --------  --------  -------
INCOME FROM OPERATIONS
   Net investment income (loss)(a)(d) .............     (.05)     (.10)     (.10)      --
   Net realized and unrealized gain (loss) ........      .14     (4.98)     (.39)     .35
                                                    --------  --------  --------  -------
      Total income from operations ................      .09     (5.08)     (.49)     .35
                                                    --------  --------  --------  -------
DISTRIBUTIONS
   From net investment income .....................       --        --        --     (.10)
                                                    --------  --------  --------  -------
NET ASSET VALUE, END OF PERIOD .................... $  15.69  $  15.60  $  20.68  $ 21.17
                                                    ========  ========  ========  =======
TOTAL RETURN (%)(b) ...............................      .58    (24.57)    (2.30)    2.24

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) .......    8,882     7,611     6,596      308

   Ratios to average net assets (%)(c):
      Operating expenses ..........................     1.89      1.88      1.86     1.57
      Net investment income (loss) ................     (.59)     (.56)     (.58)    (.28)

   Portfolio turnover rate (%) ....................    33.01     52.57     43.48    48.35

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period December 6, 1999 (commencement of sale) to December 31,
    1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) Less than $.01 per share for the period ended December 31, 1999.

                                                  Tax-Managed Large Cap Fund 169

TAX-MANAGED LARGE CAP FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                             2002*     2001**
                                                           --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD ....................   $15.78    $ 20.10
                                                            ------    -------
INCOME FROM OPERATIONS
   Net investment income (a) ............................      .02        .03
   Net realized and unrealized gain (loss) ..............      .14      (4.25)
                                                            ------    -------
      Total income from operations ......................      .16      (4.22)
                                                            ------    -------
DISTRIBUTIONS
   From net investment income ...........................     (.05)      (.10)
                                                            ------    -------
NET ASSET VALUE, END OF PERIOD ..........................   $15.89    $ 15.78
                                                            ======    =======
TOTAL RETURN (%)(b) .....................................      .98     (21.10)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) .............    2,399      3,359

   Ratios to average net assets (%)(c):
      Operating expenses ................................     1.16       1.15
      Net investment income .............................      .18        .16

   Portfolio turnover rate (%) ..........................    33.01      52.57

*   For the six months ended April 30, 2002 (Unaudited).
**  For the period December 8, 2000 (commencement of sale) to October 31, 2001.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

170 Tax-Managed Large Cap Fund

TAX-MANAGED LARGE CAP FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                          FISCAL YEARS ENDED
                                                              OCTOBER 31,               YEARS ENDED DECEMBER 31,
                                                          -------------------   -----------------------------------------
                                                 2002*      2001      2000**      1999       1998       1997      1996***
                                               --------   --------   --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD ......... $  15.81   $  20.87   $  21.17   $  18.26   $  13.90   $  10.61   $  10.00
                                               --------   --------   --------   --------   --------   --------   --------
INCOME FROM OPERATIONS
   Net investment income (a) .................      .03        .08        .08        .14        .10        .08        .03
   Net realized and unrealized gain (loss) ...      .15      (5.04)      (.37)      2.88       4.35       3.28        .61
                                               --------   --------   --------   --------   --------   --------   --------
      Total income from operations ...........      .18      (4.96)      (.29)      3.02       4.45       3.36        .64
                                               --------   --------   --------   --------   --------   --------   --------
DISTRIBUTIONS
   From net investment income ................     (.08)      (.10)      (.01)      (.11)      (.08)      (.07)      (.03)
   From net realized gain ....................       --         --         --         --       (.01)        --         --
                                               --------   --------   --------   --------   --------   --------   --------
      Total distributions ....................     (.08)      (.10)      (.01)      (.11)      (.09)      (.07)      (.03)
                                               --------   --------   --------   --------   --------   --------   --------

NET ASSET VALUE, END OF PERIOD ............... $  15.91   $  15.81   $  20.87   $  21.17   $  18.26   $  13.90   $  10.61
                                               ========   ========   ========   ========   ========   ========   ========

TOTAL RETURN (%)(b) ..........................     1.11     (23.86)     (1.39)     16.57      32.08      31.73       6.10

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ..  477,944    448,557    674,460   566,001     305,452    109,735     19,931

   Ratios to average net assets (%)(c):
      Operating expenses, net ................      .90        .88        .86       .85         .99       1.00       1.00
      Operating expenses, gross ..............      .90        .88        .86       .85         .99       1.08       2.83
      Net investment income ..................      .41        .45        .46       .71         .61        .92       1.62

   Portfolio turnover rate (%) ...............    33.01      52.57      43.48     48.35       50.59      39.23       8.86

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period October 7, 1996 (commencement of operations) to December 31,
    1996.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                  Tax-Managed Large Cap Fund 171

TAX-MANAGED MID & SMALL CAP FUND

STATEMENT OF NET ASSETS

                                                     April 30, 2002 (Unaudited)

                                                                         MARKET
                                                               NUMBER    VALUE
                                                                 OF      (000)
                                                               SHARES      $
                                                               ------    ------
COMMON STOCKS - 92.4%
AUTO AND TRANSPORTATION - 3.1%
Aftermarket Technology Corp. (a)                               11,100       255
Arctic Cat, Inc.                                                1,500        29
Arkansas Best Corp. (a)                                         3,200        77
ArvinMeritor, Inc.                                              8,300       263
Atlantic Coast Airlines Holdings, Inc. (a)                      3,500        76
CH Robinson Worldwide, Inc.                                     6,900       217
CNF, Inc.                                                       6,300       199
Collins & Aikman Corp. (a)                                      9,600        76
Donnelly Corp. Class A                                          4,900        94
EGL, Inc. (a)                                                   5,600        96
Expeditors International Washington, Inc.                       5,000       289
General Maritime Corp. NEW (a)                                  4,200        53
Genesee & Wyoming, Inc. Class A (a)                             8,500       186
JB Hunt Transport Services, Inc. (a)                            1,400        37
Keystone Automotive Industries, Inc. (a)                        2,900        57
Monaco Coach Corp. (a)                                          1,500        43
Northwest Airlines Corp. (a)                                    2,100        39
Polaris Industries, Inc.                                        1,000        75
Roadway Corp.                                                   1,100        34
Swift Transportation Co., Inc. (a)                              7,760       151
Tidewater, Inc.                                                 3,800       165
Tower Automotive, Inc. (a)                                      3,700        54
United Parcel Service, Inc. Class B                             9,600       576
USfreightways Corp.                                             2,400        80
Werner Enterprises, Inc.                                        3,200        57
Winnebago Industries                                              900        42
Yellow Corp. (a)                                                2,200        59
                                                                         ------
                                                                          3,379
                                                                         ------

CONSUMER DISCRETIONARY - 21.7%
4Kids Entertainment, Inc. (a)                                   1,600        28
Abercrombie & Fitch Co. Class A (a)                             8,200       246
AC Moore Arts & Crafts, Inc. (a)                                1,000        46
Advance Auto Parts (a)                                          4,500       266
Alltrista Corp. (a)                                             5,900       204
American Eagle Outfitters (a)                                   4,700       120
American Woodmark Corp.                                           600        41
AnnTaylor Stores Corp. (a)                                      1,800        78
Apollo Group, Inc. (a)                                         15,150       581
Applebees International, Inc.                                   2,250        88
Argosy Gaming Co. (a)                                           1,900        68
Autonation, Inc. (a)                                           37,900       605
Aztar Corp. (a)                                                 3,100        72
Banta Corp.                                                     2,800       105
Barnes & Noble, Inc. (a)                                        4,600       139
BJ's Wholesale Club, Inc. (a)                                   9,000       402
Blockbuster, Inc. Class A                                       1,300        37
Blyth, Inc.                                                     4,600       137
Bob Evans Farms                                                 4,000       122
Borders Group, Inc. (a)                                         8,500       198
Bright Horizons Family Solutions, Inc. (a)                      1,900        57
Brinker International, Inc. (a)                                 9,300       320
Callaway Golf Co.                                               7,100       125
Career Education Corp. (a)                                      5,200       234
Catalina Marketing Corp. (a)                                    4,600       161
CBRL Group, Inc.                                                6,600       200
CDW Computer Centers, Inc. (a)                                  4,600       252
Chattem, Inc. (a)                                               7,400       232
Cheesecake Factory (The) (a)                                    4,350       181
Chico's FAS, Inc. (a)                                           4,100       148
Choice Hotels International, Inc. (a)                           5,500       144
ChoicePoint, Inc. (a)                                           5,900       327
Christopher & Banks Corp. (a)                                   8,550       318
CKE Restaurants, Inc. (a)                                       4,500        56
CNET Networks, Inc. (a)                                        11,100        46
Coach, Inc. (a)                                                 3,400       190
Columbia Sportswear Co. (a)                                     2,100        79
Copart, Inc. (a)                                                8,800       135
Corinthian Colleges, Inc. (a)                                     700        41
Corporate Executive Board Co. (a)                               3,100       118
Dollar Tree Stores, Inc. (a)                                    8,000       305
Dress Barn, Inc. (a)                                            1,200        36
Earthlink, Inc. (a)                                             4,900        36
eBay, Inc. (a)                                                 14,700       780
Education Management Corp. (a)                                  3,800       164
Electronic Arts, Inc. (a)                                      12,100       714
Electronics Boutique Holdings Corp. (a)                         1,400        40
Emmis Communications Corp. Class A (a)                          2,400        70
Entercom Communications Corp. (a)                               3,000       157
Estee Lauder Co.s, Inc. Class A                                 1,800        65
Ethan Allen Interiors, Inc.                                     3,000       124
Extended Stay America, Inc. (a)                                 8,000       134
Exult, Inc. (a)                                                 8,400        73
Fastenal Co.                                                    3,100       259
Fisher Scientific International (a)                             5,300       151
Foot Locker, Inc. (a)                                          11,300       178
Fox Entertainment Group, Inc. Class A (a)                      13,000       307
FTI Co.nsulting, Inc. (a)                                       6,900       247
Furniture Brands International, Inc. (a)                        4,400       180
Gaiam, Inc. (a)                                                 7,100       113
Gart Sports Co. (a)                                             2,500        84
Gemstar-TV Guide International, Inc. (a)                       13,400       120
Goody's Family Clothing, Inc. (a)                              21,100       186
Group 1 Automotive, Inc. (a)                                    1,100        48
Gtech Holdings Corp. (a)                                        2,800       168
Harman International Industries, Inc.                           2,400       142
Harte-Hanks, Inc.                                               5,800       186
Hearst-Argyle Television, Inc. (a)                              1,400        38
Hollywood Entertainment Corp. (a)                               2,600        54
HON Industries, Inc.                                            5,400       162

172 Tax-Managed Mid & Small Cap Fund

TAX-MANAGED MID & SMALL CAP FUND

                                                      April 30, 2002 (Unaudited)

                                                                         MARKET
                                                               NUMBER    VALUE
                                                                 OF      (000)
                                                               SHARES      $
                                                              -------    ------
Hotels.com (a)                                                  1,000        63
IKON Office Solutions, Inc.                                    12,700       165
Insight Enterprises, Inc. (a)                                   6,300       164
International Speedway Corp. Class A                            2,100        90
Isle of Capri Casinos, Inc. (a)                                 1,700        36
ITT Educational Services, Inc. (a)                              2,500       127
Jack in the Box, Inc. (a)                                       3,900       125
K-Swiss, Inc. Class A                                             800        37
Kelly Services, Inc. Class A                                    1,400        41
La-Z-Boy, Inc.                                                  6,900       207
Lamar Advertising Co. (a)                                       5,400       232
Landry's Restaurants, Inc.                                      1,500        42
Lands' End, Inc. (a)                                              600        30
Lee Enterprises, Inc.                                           2,700       106
Libbey, Inc.                                                      900        35
Liberty Media Corp. Class A (a)                               182,600     1,953
Linens 'N Things, Inc. (a)                                      3,000       104
M T R Gaming Group, Inc. (a)                                    3,800        64
Mandalay Resort Group (a)                                       7,300       262
MGM MIRAGE (a)                                                  6,800       273
Michaels Stores, Inc. (a)                                       2,800       113
Mohawk Industries, Inc. (a)                                       686        44
MPS Group, Inc. (a)                                             6,500        59
Multimedia Games, Inc. (a)                                      2,900        82
Nautica Enterprises, Inc. (a)                                   2,500        36
Neiman-Marcus Group, Inc. Class A (a)                           4,400       161
O'Reilly Automotive, Inc. (a)                                   2,900        94
Outback Steakhouse, Inc. (a)                                    5,700       200
Pacific Sunwear Of California (a)                               3,400        85
Panera Bread Co. Class A (a)                                    2,900       195
Park Place Entertainment Corp. (a)                             31,300       385
Party City Corp. (a)                                           11,100       171
Payless Shoesource, Inc. (a)                                    2,700       158
PEP Boys-Manny Moe & Jack                                       4,100        79
Petsmart, Inc. (a)                                              9,200       138
PF Chang's China Bistro, Inc. (a)                               1,800       130
Phillips-Van Heusen                                             3,800        58
Pier 1 Imports, Inc.                                           11,800       283
Pittston Brink's Group                                          4,900       135
Polo Ralph Lauren Corp. (a)                                     5,800       167
Prime Hospitality Corp. (a)                                     7,300        94
Quanta Services, Inc. (a)                                       1,800        30
Regis Corp.                                                     2,600        78
Republic Services, Inc. (a)                                    18,000       356
Right Management Consultants (a)                                2,700        72
Ross Stores, Inc.                                              10,800       439
Ruby Tuesday, Inc.                                              5,200       131
Russell Corp.                                                   2,100        39
Ryan's Family STK Houses, Inc. (a)                              3,000        79
Scripps Co. (E.W.) Class A                                      3,200       255
Shoe Carnival, Inc. (a)                                         4,500        92
ShopKo Stores, Inc. (a)                                         2,400        50
Six Flags, Inc. (a)                                             7,500       137
Sonic Automotive, Inc. (a)                                      1,800        69
Sonic Corp. (a)                                                 3,900       114
Sports Authority, Inc. (a)                                      3,800        48
Stage Stores, Inc. (a)                                          3,600       115
Sturm Ruger & Co., Inc.                                         3,300        46
Talbots, Inc.                                                   2,400        83
Tech Data Corp. (a)                                             5,600       265
Tetra Tech, Inc. (a)                                            8,500       121
THQ, Inc. (a)                                                   3,000       105
Ticketmaster Class B (a)                                        1,900        45
Timberland Co. Class A (a)                                      2,100        86
Too, Inc. (a)                                                   5,900       178
United Stationers, Inc. (a)                                     2,600       101
USA Interactive (a)                                             4,100       123
Valassis Communications, Inc. (a)                               4,800       179
Viad Corp.                                                      9,600       293
Wallace Computer Services, Inc.                                 4,400        96
West Corp. (a)                                                  2,000        56
Westwood One, Inc. (a)                                          7,000       252
Wet Seal, Inc. Class A (a)                                      1,300        46
Whitehall Jewellers, Inc. (a)                                   5,300       104
Williams-Sonoma, Inc. (a)                                       4,700       271
Yankee Candle Co., Inc. (a)                                     1,200        26
Zale Corp. (a)                                                  3,000       119
                                                                         ------
                                                                         23,990
                                                                         ------

CONSUMER STAPLES - 3.6%
Bunge, Ltd.                                                     8,500       188
Casey's General Stores, Inc.                                    5,100        66
Church & Dwight, Inc.                                           2,100        60
Constellation Brands, Inc. (a)                                  2,400       145
D&K Healthcare Resources, Inc.                                  4,800       166
Dean Foods Co. (a)                                              6,800       252
Dial Corp./The                                                  8,900       187
Dole Food Co.                                                   5,800       193
Great Atlantic & Pacific Tea Co. (a)                            3,200        82
Hain Celestial Group, Inc. (a)                                  3,700        68
Hormel Foods Corp.                                             10,400       257
Interstate Bakeries                                             2,400        59
Kraft Foods, Inc. Class A                                       4,200       172
Lance, Inc.                                                     4,000        64
McCormick & Co., Inc.                                          19,800       508
PepsiAmericas, Inc.                                            22,600       345
Performance Food Group Co. (a)                                  3,200       115
Ralcorp Holdings, Inc. (a)                                      2,100        59
Ruddick Corp.                                                   5,000        85
Schweitzer-Mauduit International, Inc.                          1,100        31
Smithfield Foods, Inc. (a)                                     11,000       232
Tyson Foods, Inc. Class A                                      20,800       292

                                            Tax-Managed Mid & Small Cap Fund 173

TAX-MANAGED MID & SMALL CAP FUND

                                                      April 30, 2002 (Unaudited)

                                                                         MARKET
                                                               NUMBER    VALUE
                                                                 OF      (000)
                                                               SHARES      $
                                                               ------    ------
United Natural Foods, Inc. (a)                                  1,000        24
Universal Corp.                                                 3,100       132
Whole Foods Market, Inc. (a)                                    5,400       253
                                                                         ------
                                                                          4,035
                                                                         ------

FINANCIAL SERVICES - 22.9%
Affiliated Managers Group (a)                                   3,000       191
AG Edwards, Inc.                                                8,400       344
Alleghany Corp. (a)                                               204        39
Allied Capital Corp.                                           10,600       277
America First Mortgage Investments, Inc.                        4,500        41
American Financial Group, Inc.                                  6,200       184
American Financial Holdings, Inc.                               2,700        80
American Home Mortgage Holdings, Inc.                           5,000        66
AmeriCredit Corp. (a)                                           6,900       268
AmerUs Group Co.                                                3,800       143
Amli Residential Properties Trust (b)                           1,200        30
Apex Mortgage Capital, Inc.                                    14,400       178
Astoria Financial Corp.                                         9,800       314
AvalonBay Communities, Inc. (b)                                 6,700       319
Bank of Hawaii Corp.                                            8,600       245
BankAtlantic Bancorp, Inc. Class A                              2,700        34
Banknorth Group, Inc.                                           1,135        30
Bedford Property Investors (b)                                  1,300        35
BISYS Group, Inc. (a)                                           8,800       301
Blackrock, Inc. (a)                                             2,100        97
BOK Financial Corp. (a)                                           824        28
Boston Private Financial Holdings, Inc.                         4,900       132
Brown & Brown, Inc.                                             5,000       166
Certegy, Inc. (a)                                               5,600       217
Chateau Communities, Inc. (b)                                     800        24
Chittenden Corp.                                                1,625        54
Citizens Banking Corp.                                          4,100       136
CNA Financial Corp. (a)                                         2,700        81
CNA Surety Corp.                                                2,500        41
Commerce Bancorp, Inc.                                          2,600       128
Commerce Bancshares, Inc.                                       8,610       382
Commercial Federal Corp.                                        4,700       138
Community Bank System, Inc.                                     1,000        34
Community First Bankshares, Inc.                                4,800       132
Compass Bancshares, Inc.                                       16,300       583
Cousins Properties, Inc. (b)                                    2,400        65
Cullen/Frost Bankers, Inc.                                      4,700       177
Dime Bancorp, Inc. 2050 Warrants (a)                            9,000         1
Dun & Bradstreet Corp. (a)                                      7,200       277
E*trade Group, Inc. (a)                                        32,100       242
Eastgroup Properties (b)                                        1,400        35
Eaton Vance Corp.                                               5,200       190
eFunds Corp. (a)                                                5,000        80
Erie Indemnity Co. Class A                                      8,200       357
Fair Isaac & Co., Inc.                                          1,600        89
Federated Investors, Inc. Class B                              10,300       330
Fidelity National Financial, Inc.                               7,040       217
First American Corp.                                            5,800       128
First Charter Corp.                                             2,800        56
First Commonwealth Financial Corp.                              5,300        71
First Industrial Realty Trust, Inc. (b)                         3,500       118
First Oak Brook Bancshares, Inc.                                2,100        71
First Place Financial Corp.                                     2,500        43
First Sentinel Bancorp, Inc.                                    4,400        65
First Tennessee National Corp.                                 10,800       418
Firstfed America Bancorp                                        4,000       103
FirstFed Financial Corp. (a)                                    1,600        46
FNB Corp.                                                       2,300        70
Fremont General Corp.                                           5,100        36
Fulton Financial Corp.                                          7,500       185
Gallagher Arthur J. & Co.                                       8,800       318
Goldman Sachs Group, Inc.                                      21,900     1,724
Greenpoint Financial Corp.                                     10,600       524
Hawthorne Financial Corp. (a)                                   1,200        37
HCC Insurance Holdings, Inc.                                    4,800       125
Hibernia Corp. Class A                                         20,900       417
HRPT Properties Trust (b)                                      11,600       101
IMPAC Mortgage Holdings, Inc.                                   4,800        50
Independence Community Bank                                     5,300       173
IndyMac Bancorp, Inc. (a)                                       5,300       134
Investment Technology Group, Inc. (a)                           5,400       248
Investors Financial Services Corp.                              2,600       191
IRT Property Co. (b)                                            2,700        33
iStar Financial, Inc. (b)                                      11,300       351
ITLA Capital Corp. (a)                                          6,500       195
Knight Trading Group, Inc. (a)                                 14,000        79
Kronos, Inc. (a)                                                1,500        61
LaBranche & Co., Inc. (a)                                       3,900       107
Landamerica Financial Group, Inc.                               3,200       112
Leucadia National Corp.                                         4,000       146
M&T Bank Corp.                                                  7,500       639
MB Financial Corp.                                              1,200        37
Mercury General Corp.                                           3,100       155
Metris Co.s, Inc.                                               5,800        76
Mony Group, Inc.                                                5,800       226
National Commerce Financial Corp.                              21,600       604
Nationwide Health Properties, Inc. (b)                          4,600        86
Navigators Group, Inc. (The) (a)                                3,700        85
Net.B@nk, Inc. (a)                                              2,800        45
Neuberger Berman, Inc.                                          3,100       135
North Fork BanCorp., Inc.                                      17,200       663
Odyssey Re Holdings Corp.                                       2,500        49
Ohio Casualty Corp. (a)                                         6,800       131
Old Republic International Corp.                               12,600       419
Philadelphia Consolidated Holding Co. (a)                         700        30
Phoenix Co.s, Inc. NEW (a)                                     10,000       186

174 Tax-Managed Mid & Small Cap Fund

TAX-MANAGED MID & SMALL CAP FUND

                                                     April 30, 2002 (Unaudited)

                                                                         MARKET
                                                               NUMBER    VALUE
                                                                 OF      (000)
                                                               SHARES      $
                                                               ------    ------
PMI Group, Inc. (The)                                           4,200       341
Popular, Inc.                                                  14,500       426
Principal Financial Group NEW (a)                              10,000       278
Protective Life Corp.                                           6,900       220
Provident Bankshares Corp.                                      3,255        85
Prudential Financial, Inc. NEW (a)                             20,000       641
Public Storage, Inc. (b)                                        9,900       376
Radian Group, Inc.                                             11,680       605
RAIT Investment Trust                                           2,100        43
Reinsurance Group Of America                                    1,800        58
Roslyn Bancorp, Inc.                                            8,300       191
S1 Corp. (a)                                                    4,200        38
Saxon Capital, Inc. (a)                                         2,800        44
Seacoast Financial Services Corp.                               2,200        47
SEI Investments Co.                                             6,300       212
Selective Insurance Group                                       2,700        81
Silicon Valley Bancshares (a)                                   3,700       118
Simon Property Group, Inc. (b)                                 11,500       388
Sky Financial Group, Inc.                                      10,000       233
South Financial Group, Inc.                                     3,700        85
Sovereign Bancorp, Inc.                                        30,000       433
Stancorp Financial Group, Inc.                                  2,800       164
Summit Properties, Inc. (b)                                     2,300        54
Sungard Data Systems, Inc. (a)                                 25,100       746
Susquehanna Bancshares, Inc.                                    4,500       111
Total System Services, Inc.                                     4,000        89
Transatlantic Holdings, Inc.                                    1,500       127
Trustco Bank Corp. NY                                           7,360        95
Trustmark Corp.                                                 6,700       173
UCBH Holdings, Inc.                                             1,700        67
UnionBanCal Corp.                                               7,200       348
United Bankshares, Inc.                                         1,000        32
Vornado Realty Trust (b)                                        6,900       304
Waypoint Financial Corp.                                        3,200        57
Webster Financial Corp.                                         4,500       178
Westamerica BanCorp.                                            1,700        75
Wintrust Financial Corp.                                        2,250        56
                                                                         ------
                                                                         25,273
                                                                         ------

HEALTH CARE - 13.1%
Accredo Health, Inc. (a)                                        2,000       129
AdvancePCS (a)                                                 12,800       433
Advisory Board Co./The NEW (a)                                  1,500        50
American Pharmaceutical Partners, Inc. NEW (a)                 14,400       204
AMERIGROUP Corp. NEW (a)                                        4,300       131
Ameripath, Inc. (a)                                             2,100        57
AMN Healthcare Services, Inc. NEW (a)                           2,900        89
Amsurg Corp. (a)                                                1,900        55
Anthem, Inc. NEW (a)                                            7,500       512
Apria Healthcare Group, Inc. (a)                                3,100        81
Barr Laboratories, Inc. (a)                                     1,700       113
Beckman Coulter, Inc.                                           5,800       277
Beverly Enterprises, Inc. (a)                                  15,600       134
Bioreliance Corp. (a)                                           1,400        38
Biosite, Inc. (a)                                               2,000        63
Cantel Medical Corp. (a)                                        2,200        58
Caremark Rx, Inc. (a)                                          29,200       627
Cell Therapeutics, Inc. (a)                                     3,200        40
Centene Corp. NEW (a)                                           2,200        57
Cephalon, Inc. (a)                                              3,000       176
Cerner Corp. (a)                                                2,700       143
Cima Labs, Inc. (a)                                             5,700       114
Community Health Systems, Inc. (a)                              4,300       125
Cooper Co.s, Inc.                                               1,400        74
Covance, Inc. (a)                                               5,100       102
Cross Country, Inc. NEW (a)                                     2,500        76
Cytyc Corp. (a)                                                11,400       179
DaVita, Inc. (a)                                                9,900       257
Dentsply International, Inc.                                    5,100       202
Dianon Systems, Inc. (a)                                        1,400        92
Eclipsys Corp. (a)                                              5,900        94
Express Scripts, Inc. (a)                                      12,400       783
First Health Group Corp. (a)                                   12,200       354
Genentech, Inc. (a)                                            20,700       734
Genesis Health Ventures, Inc. (a)                               9,300       175
Henry Schein, Inc. (a)                                          4,000       190
Idexx Laboratories, Inc. (a)                                    5,100       145
Impath, Inc. (a)                                                1,200        28
Inamed Corp. (a)                                                1,400        52
Invitrogen Corp. (a)                                            4,800       166
IVAX Corp. (a)                                                 16,375       193
Kindred Healthcare, Inc. (a)                                    1,800        80
Laboratory Corp. Of America Holdings (a)                        2,800       278
LifePoint Hospitals, Inc. (a)                                   3,800       160
Lincare Holdings, Inc. (a)                                      9,800       309
Medcath Corp. New (a)                                           9,800       177
Medicis Pharmaceutical Class A (a)                              2,700       145
Mentor Corp.                                                    3,000       120
Merit Medical Systems, Inc. (a)                                 3,375        55
MGI Pharma, Inc. (a)                                            5,100        37
Mid Atlantic Medical Services (a)                               3,200       117
MIM Corp. (a)                                                   4,300        77
Mylan Laboratories                                             20,700       548
Odyssey HealthCare, Inc. NEW (a)                                2,700        92
Omnicare, Inc.                                                 12,600       337
Orthodontic Centers Of America (a)                              4,900       131
Owens & Minor, Inc.                                             3,500        72
Oxford Health Plans (a)                                         8,900       411
Patterson Dental Co. (a)                                        5,300       244
Pharmaceutical Product Development, Inc. (a)                    4,900       123

                                           Tax-Managed Mid & Small Cap Fund 175

TAX-MANAGED MID & SMALL CAP FUND

                                                     April 30, 2002 (Unaudited)

                                                                         MARKET
                                                               NUMBER    VALUE
                                                                 OF      (000)
                                                               SHARES      $
                                                               ------    ------
Pharmaceutical Resources, Inc. (a)                              1,400        35
Province Healthcare Co. (a)                                     3,400       131
PSS World Medical, Inc. (a)                                     6,400        63
Quest Diagnostics (a)                                           4,200       386
Radiologix, Inc. (a)                                            4,800        62
Renal Care Group, Inc. (a)                                      5,300       188
Resmed, Inc. (a)                                                4,000       148
Respironics, Inc. (a)                                           2,700        89
Scios, Inc. (a)                                                 6,000       186
SFBC International, Inc. (a)                                    4,600        98
SICOR, Inc. (a)                                                 5,000        89
Stericycle, Inc. (a)                                            2,900       196
Steris Corp. (a)                                                3,100        69
Techne Corp. (a)                                                3,200        85
Triad Hospitals, Inc. (a)                                       5,775       243
Trigon Healthcare, Inc. (a)                                       400        40
Unilab Corp. NEW (a)                                            2,200        66
United Surgical Partners International, Inc. NEW (a)            5,700       165
Universal Health Services, Inc. Class B (a)                     2,000        93
US Oncology, Inc. (a)                                           8,500        82
Varian Medical Systems, Inc. (a)                                6,800       295
Varian, Inc. (a)                                                3,900       132
Vertex Pharmaceuticals, Inc. (a)                                9,800       208
Vivus, Inc. (a)                                                 8,000        50
Women First Healthcare, Inc. (a)                                4,600        37
Wright Medical Group, Inc. New                                  8,500       161
                                                                         ------
                                                                         14,512
                                                                         ------

INTEGRATED OILS - 0.1%
Tesoro Petroleum Corp. (a)                                      5,900        67
                                                                         ------

MATERIALS AND PROCESSING - 4.6%
Albemarle Corp.                                                 2,300        68
American Standard Co.s, Inc. (a)                                4,500       336
Cabot Corp.                                                     8,500       253
Cabot Microelectronics Corp. (a)                                1,800        88
Carpenter Technology                                            2,100        56
Catellus Development Corp. (a)                                 13,500       275
Centex Construction Products, Inc.                                900        39
Clarcor, Inc.                                                   1,900        61
Commercial Metals Co.                                           1,000        45
Crestline Capital Corp. (a)                                     1,200        41
Dycom Industries, Inc. (a)                                      2,000        30
Griffon Corp. (a)                                               4,400        84
Harsco Corp.                                                    4,900       208
HB Fuller Co.                                                   2,800        87
Hughes Supply, Inc.                                             2,100        88
Insituform Technologies, Inc. (a)                               2,100        52
Ivex Packaging Corp. (a)                                        1,300        30
Jacobs Engineering Group, Inc. (a)                              7,200       284
Lennox International, Inc.                                      7,100       107
LNR Property Corp.                                              2,000        73
Lubrizol Corp.                                                  4,100       141
Lyondell Chemical Co.                                           9,700       143
Martin Marietta Materials, Inc.                                 6,000       234
NCI Building Systems, Inc. (a)                                  1,400        33
OM Group, Inc.                                                  2,500       167
Omnova Solutions, Inc.                                          3,600        33
Owens-Illinois, Inc. (a)                                       13,200       211
Paxar Corp. (a)                                                 3,000        50
Precision Castparts Corp.                                       4,300       152
Quanex Corp.                                                    1,200        43
RPM, Inc.                                                       8,200       139
Shaw Group, Inc. (a)                                            4,800       147
Smurfit-Stone Container Corp. (a)                              17,100       278
Solutia, Inc.                                                   5,700        48
Sonoco Products Co.                                            12,900       373
SPS Technologies, Inc. (a)                                        800        31
Texas Industries, Inc.                                          2,000        78
Tractor Supply Co. (a)                                          1,300        72
Trammell Crow Co. (a)                                           3,700        52
Universal Forest Products, Inc.                                 1,000        25
USEC, Inc.                                                      7,300        50
Wausau-Mosinee Paper Corp.                                      7,300        95
Wellman, Inc.                                                   2,400        40
York International Corp.                                        3,500       127
                                                                         ------
                                                                          5,067
                                                                         ------

MISCELLANEOUS - 0.5%
GenCorp, Inc.                                                   5,200        82
Kaman Corp. Class A                                             2,000        36
SPX Corp. (a)                                                   1,000       135
St. Joe Co. (The)                                               2,600        80
Teleflex, Inc.                                                  2,800       158
Walter Industries, Inc.                                         2,300        31
                                                                         ------
                                                                            522
                                                                         ------

OTHER ENERGY - 3.2%
Aquila, Inc.                                                   12,400       199
BJ Services Co. (a)                                            10,800       397
Diamond Offshore Drilling                                       2,700        84
Equitable Resources, Inc.                                       5,700       205
Forest Oil Corp. (a)                                            1,000        32
Helmerich & Payne, Inc.                                         4,200       173
Hydril Co. (a)                                                  1,500        38
Kaneb Services LLC                                              3,200        75
Key Energy Services, Inc. (a)                                  16,100       196
NRG Energy, Inc. (a)                                            5,800        73
Ocean Energy, Inc.                                              6,400       137
Oceaneering International, Inc. (a)                             1,400        37
Patina Oil & Gas Corp.                                          2,000        72
Pioneer Natural Resources Co. (a)                               8,100       194
PNM Resources, Inc.                                             3,500       102

176 Tax-Managed Mid & Small Cap Fund

TAX-MANAGED MID & SMALL CAP FUND

                                                      April 30, 2002 (Unaudited)

                                                                         MARKET
                                                               NUMBER    VALUE
                                                                 OF      (000)
                                                               SHARES      $
                                                               ------    ------
Smith International, Inc. (a)                                   7,600       532
St. Mary Land & Exploration Co.                                 2,900        70
Superior Energy Services (a)                                    4,800        54
Weatherford International, Inc. (a)                            11,800       587
XTO Energy, Inc.                                               11,700       239
                                                                         ------
                                                                          3,496
                                                                         ------

PRODUCER DURABLES - 4.1%
Actuant Corp. Class A (a)                                       1,300        57
AGCO Corp.                                                      6,300       143
Ametek, Inc.                                                    3,500       136
Applied Industrial Technologies, Inc.                           1,500        30
Baldor Electric Co.                                             1,700        40
Beazer Homes USA, Inc. (a)                                        800        71
Brooks Automation, Inc. (a)                                     2,800       100
C&D Technologies, Inc.                                          4,000        92
Cable Design Technologies Corp. (a)                             3,700        47
Clayton Homes, Inc.                                            12,000       205
Cymer, Inc. (a)                                                 4,900       232
Diebold, Inc.                                                   9,400       356
Donaldson Co., Inc.                                             2,500       108
DR Horton, Inc.                                                14,453       373
Dupont Photomasks, Inc. (a)                                       500        19
Flir Systems, Inc. (a)                                            800        32
Flowserve Corp. (a)                                             2,600        90
Graco, Inc.                                                     2,300       103
Hovnanian Enterprises, Inc. Class A (a)                         1,200        37
Ionics, Inc. (a)                                                1,000        30
Itron, Inc. (a)                                                 3,700       132
Joy Global, Inc. (a)                                            5,000        81
Kennametal, Inc.                                                3,500       139
Kimball International Class B                                   3,000        51
Kulicke & Soffa Industries, Inc. (a)                            5,800       105
Lincoln Electric Holdings, Inc.                                 2,500        71
M/I Schottenstein Homes, Inc.                                     500        32
Mettler Toledo International, Inc. (a)                          3,400       131
Micros Systems, Inc. (a)                                        1,400        39
Moog, Inc. Class A (a)                                            900        31
Nordson Corp.                                                   1,300        40
NVR, Inc. (a)                                                     500       185
Pentair, Inc.                                                   5,800       282
Plantronics, Inc. (a)                                           4,800       101
Ryland Group, Inc.                                              1,200       132
Standard-Pacific Corp.                                          2,300        77
Steelcase, Inc. Class A                                         9,400       157
Terex Corp. (a)                                                 2,800        70
Toll Brothers, Inc. (a)                                         4,000       119
United Defense Industries, Inc. NEW (a)                         1,500        41
Varian Semiconductor Equipment Associates, Inc. (a)             2,600       121
Veeco Instruments, Inc. (a)                                     4,100       121
                                                                         ------
                                                                          4,559
                                                                         ------

TECHNOLOGY - 10.8%
Activision, Inc. (a)                                            4,200       132
Advanced Digital Information Corp. (a)                          6,100        55
Advent Software, Inc. (a)                                       2,900       143
Aeroflex, Inc. (a)                                              5,900        82
Affiliated Computer Services, Inc. Class A (a)                  5,800       314
Alliance Data Systems Corp. NEW (a)                             7,100       175
Alpha Industries (a)                                            4,400        54
American Management Systems (a)                                 3,700        85
Apogent Technologies, Inc. (a)                                 14,800       343
Arrow Electronics, Inc. (a)                                    13,100       346
At Road, Inc. (a)                                               4,600        31
Atmel Corp. (a)                                                18,600       167
Avant! Corp. (a)                                                5,900        98
Avnet, Inc.                                                    11,900       305
Avocent Corp. (a)                                               8,000       200
AVX Corp.                                                       4,300        86
Brocade Communications Systems, Inc. (a)                       19,700       504
CACI International, Inc. Class A (a)                            1,600        48
Cadence Design Systems, Inc. (a)                               31,000       634
Catapult Communications Corp. (a)                               2,300        58
Ceridian Corp. (a)                                             11,400       254
Cognizant Technology Solutions Corp. (a)                          700        33
Computer Network Technology Corp. (a)                           2,800        27
Concord Communications, Inc. (a)                                4,700        88
CSG Systems International (a)                                   6,400       168
Documentum, Inc. (a)                                            8,000       155
Drexler Technology Corp. (a)                                    2,800        66
DRS Technologies, Inc. (a)                                      2,500       116
DSP Group, Inc. (a)                                             5,000       106
Dynamics Research Corp. (a)                                     4,800        98
E.piphany, Inc. (a)                                            12,900        78
EDO Corp.                                                       4,100       127
Electronics for Imaging (a)                                     1,500        27
EMS Technologies, Inc. (a)                                      2,400        56
Fidelity National Information Solutions, Inc. (a)               2,300        55
Filenet Corp. (a)                                               3,100        53
Herley Industries, Inc. (a)                                     2,200        47
HNC Software (a)                                                7,000       134
HPL Technologies, Inc. NEW (a)                                  2,700        32
Hughes Electronics Corp. (a)                                   93,500     1,400
Ingram Micro, Inc. (a)                                          7,800       116
Internet Security Systems (a)                                   4,300        84
Intersil Corp. Class A (a)                                     10,600       285
Invision Technologies, Inc. (a)                                 2,600        59
L-3 Communications Holdings, Inc. (a)                           1,700       217
Liberate Technologies (a)                                      12,700        65
Magma Design Automation, Inc. NEW (a)                           2,100        38

                                            Tax-Managed Mid & Small Cap Fund 177

TAX-MANAGED MID & SMALL CAP FUND

                                                      April 30, 2002 (Unaudited)

                                                                      MARKET
                                                       NUMBER         VALUE
                                                         OF           (000)
                                                       SHARES           $
                                                      ---------    ------------
Mantech International Corp. New (a)                       9,300             220
Manugistics Group, Inc. (a)                              10,100             159
Maxtor Corp. (a)                                         10,200              71
Microchip Technology, Inc. (a)                           13,800             613
Microsemi Corp. (a)                                       4,800              64
MIPS Technologies, Inc. (a)                               9,600              59
Neoforma, Inc. (a)                                        9,800             173
NETIQ Corp. (a)                                           3,624              81
Omnicell, Inc. NEW (a)                                   11,100              62
Omnivision Technologies, Inc. (a)                         6,400              76
OSI Systems, Inc. (a)                                     2,600              52
Peregrine Systems, Inc. (a)                               1,631              11
Perot Systems Corp. Class A (a)                           5,400              96
Progress Software Corp. (a)                               5,800              98
Quantum Corp. (a)                                        13,600             100
Reynolds & Reynolds Co./The Class A                       9,900             287
Roxio, Inc. (a)                                           1,300              28
Sandisk Corp. (a)                                        12,500             205
SpeechWorks International, Inc. (a)                       3,200              16
Storage Technology Corp. (a)                             13,600             280
Symantec Corp. (a)                                       15,300             542
Titan Corp. (a)                                           5,700             130
Triquint Semiconductor, Inc. (a)                         10,900             111
Tyler Technologies, Inc. (a)                             31,200             169
VeriSign, Inc. (a)                                       23,200             215
Visionics Corp. (a)                                       6,200              63
Western Digital Corp. (a)                                 6,800              42
                                                                   ------------
                                                                         11,867
                                                                   ------------

UTILITIES - 4.7%
Allete, Inc.                                              9,700             296
Black Hills Corp.                                         2,600              91
Cablevision Systems Corp. (a)                             6,000             141
Cablevision Systems Corp.- Rainbow Media Group (a)        1,900              42
CH Energy Group, Inc.                                     1,900              98
Commonwealth Telephone Enterprises, Inc. (a)              4,500             170
Conectiv                                                 11,700             292
DPL, Inc.                                                13,400             349
EL Paso Electric Co. (a)                                  4,500              70
Energy East Corp.                                        15,400             339
Idacorp, Inc.                                             3,500             132
IDT Corp. (a)                                             3,500              70
Leap Wireless International, Inc. (a)                     5,300              39
Metro One Telecommunications (a)                          2,700              48
National Fuel Gas Co.                                     8,600             205
Northwestern Corp.                                        2,500              51
NSTAR                                                     7,000             321
OGE Energy Corp.                                          9,200             218
Oneok, Inc.                                               4,800             105
Otter Tail Corp.                                          1,900              65
Piedmont Natural Gas Co.                                  2,700             101
Potomac Electric Power                                   15,000             343
Puget Energy, Inc.                                       11,400             236
Telephone & Data Systems, Inc.                            5,600             482
UGI Corp.                                                 3,200             101
UIL Holdings Corp.                                        1,600              90
Unisource Energy Corp.                                    2,800              57
Vectren Corp.                                             6,300             157
Wisconsin Energy Corp.                                   16,300             424
WPS Resources Corp.                                       2,600             108
                                                                   ------------
                                                                          5,241
                                                                   ------------

TOTAL COMMON STOCKS
(cost $93,376)                                                          102,008
                                                                   ------------

                                                      PRINCIPAL
                                                        AMOUNT
                                                        (000)
                                                          $
                                                      ---------
SHORT-TERM INVESTMENTS - 7.3%
Frank Russell Investment Company
   Money Market Fund (e)                                  7,005           7,005
United States Treasury Bill (c)(d)(e)
      1.828% due 06/20/02                                 1,000             995
                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $8,000)                                                             8,000
                                                                   ------------

TOTAL INVESTMENTS - 99.7%
(identified cost $101,376)                                              110,008

OTHER ASSETS AND LIABILITIES,
NET - 0.3%                                                                  339
                                                                   ------------

NET ASSETS - 100.0%                                                     110,347
                                                                   ============


                                                                    UNREALIZED
                                                       NOTIONAL    APPRECIATION
                                                        AMOUNT    (DEPRECIATION)
FUTURES CONTRACTS                                       (000)         (000)
                                                          $             $
                                                      ---------    ------------
LONG POSITIONS
Russell 2000/TM/ Index expiration date 06/02              5,879             143
S&P 500 Index expiration date 06/02                       2,424            (137)
                                                                   ------------
Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased                                                         6
                                                                   ============

See accompanying notes which are an integral part of the financial statements.

178 Tax-Managed Mid & Small Cap Fund

TAX-MANAGED MID & SMALL CAP FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2002 (Unaudited)

ASSETS
Investment at market value (including securities on
  loan of $6), (identified cost $101,376) ........................    $ 110,008
Receivables:
   Dividends .....................................................           55
   Investments sold ..............................................           57
   Fund shares sold ..............................................          423
   From Advisor ..................................................          132
   Daily variation margin on futures contracts ...................          145
Investment of securities lending collateral in
  money market funds, at cost and market value ...................            6
                                                                      ---------
      Total assets ...............................................      110,826

LIABILITIES
Payables:
   Fund shares redeemed ..............................  $      274
   Accrued fees to affiliates ........................         137
   Other accrued expenses ............................          62
Payable upon return of securities loaned .............           6
                                                        ----------
      Total liabilities ..........................................          479
                                                                     ----------

NET ASSETS .......................................................   $  110,347
                                                                     ----------

NET ASSETS CONSIST OF:
Accumulated net operating loss ...................................   $     (143)
Accumulated net realized gain (loss) .............................      (29,745)
Unrealized appreciation (depreciation) on:
   Investments ...................................................        8,632
   Futures contracts .............................................            6
Shares of beneficial interest ....................................          121
Additional paid-in capital .......................................      131,476
                                                                     ----------

NET ASSETS .......................................................   $  110,347
                                                                     ==========
NET ASSET VALUE, offering and redemption price per share:
   Class C ($ 3,454,537 divided by 385,643 shares of $.01 par
     value shares of beneficial interest outstanding) ............   $     8.96
                                                                     ==========
   Class E ($879,730 divided by 96,465 shares of $.01 par value
     shares of beneficial interest outstanding) ..................   $     9.12
                                                                     ==========
   Class S ($106,012,648 divided by 11,587,019 shares of
     $.01 par value shares of beneficial interest outstanding) ...   $     9.15
                                                                     ==========

  See accompanying notes which are an integral part of the financial statements.

                                            Tax-Managed Mid & Small Cap Fund 179

TAX-MANAGED MID & SMALL CAP FUND

STATEMENT OF OPERATIONS

Amounts in thousands         For the Six Months Ended April 30, 2002 (Unaudited)

INVESTMENT INCOME
   Dividends ......................................................   $     517
   Dividends from Money Market Fund ...............................          66
   Interest .......................................................           2
                                                                      ---------
      Total investment income .....................................         585

EXPENSES
   Advisory fees .......................................  $     512
   Administrative fees - Class C .......................          1
   Administrative fees - Class S .......................         26
   Custodian fees ......................................         92
   Distribution fees ...................................         11
   Transfer agent fees .................................         97
   Professional fees ...................................         14
   Registration fees ...................................         56
   Shareholder servicing fees - Class C ................          4
   Shareholder servicing fees - Class E ................          1
   Trustees' fees ......................................          7
   Miscellaneous .......................................         34
                                                          ---------
   Expenses before reductions ..........................        855
   Expense reductions ..................................       (178)
                                                          ---------
      Expenses, net ...............................................         677
                                                                      ---------

Net investment income (loss) ......................................         (92)
                                                                      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments .........................................     (8,776)
   Futures contracts ...................................        877      (7,899)
                                                          ---------
Net change in unrealized appreciation (depreciation) on:
   Investments .........................................     21,658
   Futures contracts ...................................         26      21,684
                                                          ---------   ---------

Net realized and unrealized gain (loss) ...........................      13,785
                                                                      ---------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .............   $  13,693
                                                                      =========

See accompanying notes which are an integral part of the financial statements.

180 Tax-Managed Mid & Small Cap Fund

TAX-MANAGED MID & SMALL CAP FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                                             SIX MONTHS ENDED         FISCAL
                                                                                              APRIL 30, 2002        YEAR ENDED
                                                                                                (UNAUDITED)      OCTOBER 31, 2001
                                                                                             ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income (loss) ...........................................................     $      (92)        $       50
   Net realized gain (loss) ...............................................................         (7,899)           (17,018)
   Net change in unrealized appreciation (depreciation) ...................................         21,684            (19,499)
                                                                                                ----------         ----------
      Net increase (decrease) in net assets from operations ...............................         13,693            (36,467)
                                                                                                ----------         ----------
DISTRIBUTIONS
   From net investment income
      Class S .............................................................................           (101)                --
                                                                                                ----------         ----------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions ..........................          3,135             22,043
                                                                                                ----------         ----------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS ...............................................         16,727            (14,424)

NET ASSETS
   Beginning of period ....................................................................         93,620            108,044
                                                                                                ----------         ----------
   End of period (including accumulated net operating loss of $143 and undistributed net
     investment income of $50, respectively) ..............................................     $  110,347         $   93,620
                                                                                                ==========         ==========


  See accompanying notes which are an integral part of the financial statements.

                                            Tax-Managed Mid & Small Cap Fund 181

TAX-MANAGED MID & SMALL CAP FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                     FISCAL YEARS ENDED
                                                                         OCTOBER 31,
                                                                     ------------------
                                                             2002*     2001      2000**   1999***
                                                           --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD ....................  $   7.88  $  11.07  $  10.71  $  10.00
                                                           --------  --------  --------  --------
INCOME FROM OPERATIONS
   Net investment income (loss)(a)(d) ...................      (.05)     (.08)     (.10)       --
   Net realized and unrealized gain (loss) ..............      1.13     (3.11)      .47       .71
                                                           --------  --------  --------  --------
      Total income from operations ......................      1.08     (3.19)      .37       .71
                                                           --------  --------  --------  --------
DISTRIBUTIONS
   From net investment income ...........................        --        --      (.01)       --
                                                           --------  --------  --------  --------
NET ASSET VALUE, END OF PERIOD ..........................  $   8.96  $   7.88  $  11.07  $  10.71
                                                           ========  ========  ========  ========

TOTAL RETURN (%)(b) .....................................     13.71    (28.88)     3.52      7.10

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) .............     3,454     2,688     2,414       222

   Ratios to average net assets (%)(c):
      Operating expenses, net ...........................      2.25      2.25      2.25      2.18
      Operating expenses, gross .........................      2.58      2.54      2.77      8.78
      Net investment income (loss) ......................     (1.15)     (.93)    (1.05)      .73

   Portfolio turnover rate (%) ..........................     41.48    105.31     71.20      3.33

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period December 2, 1999 (commencement of operations) to December
    31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) Less than $.01 per share for the period ended (December 31, 1999).

182 Tax-Managed Mid & Small Cap Fund

TAX-MANAGED MID & SMALL CAP FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                             2002*     2001**
                                                           --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD ....................   $ 8.00    $ 10.00
                                                            ------    -------
INCOME FROM OPERATIONS
   Net investment income (loss)(a) ......................     (.02)      (.01)
   Net realized and unrealized gain (loss) ..............     1.14      (1.99)
                                                            ------    -------
      Total income from operations ......................     1.12      (2.00)
                                                            ------    -------

NET ASSET VALUE, END OF PERIOD ..........................   $ 9.12    $  8.00
                                                            ======    =======

TOTAL RETURN (%)(b) .....................................    14.00     (20.00)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) .............      880        837

   Ratios to average net assets (%)(c):
      Operating expenses, net ...........................     1.50       1.50
      Operating expenses, gross .........................     1.90       1.84
      Net investment income (loss) ......................     (.39)      (.16)

   Portfolio turnover rate (%) ..........................    41.48     105.31

*   For the six months ended April 30, 2002 (Unaudited).
**  For the period December 8, 2000 (commencement of sale) to October 31, 2001.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                            Tax-Managed Mid & Small Cap Fund 183

TAX-MANAGED MID & SMALL CAP FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                       FISCAL YEARS ENDED
                                                                           OCTOBER 31,
                                                                     -----------------------
                                                        2002*          2001           2000**        1999***
                                                      --------       --------       --------       ---------
NET ASSET VALUE, BEGINNING OF PERIOD ................  $   8.02       $ 11.15        $  10.73       $ 10.00
                                                       --------       -------        --------       -------
INCOME FROM OPERATIONS
   Net investment income (loss)(a)(d) ...............      (.01)          .01              --           .01
   Net realized and unrealized gain (loss) ..........      1.15         (3.14)            .43           .72
                                                       --------       -------        --------       -------
      Total income from operations ..................      1.14         (3.13)            .43           .73
                                                       --------       -------        --------       -------
DISTRIBUTIONS
   From net investment income .......................      (.01)           --            (.01)           --
                                                       --------       -------        --------       -------
NET ASSET VALUE, END OF PERIOD ......................  $   9.15       $  8.02        $  11.15       $ 10.73
                                                       ========       =======        ========       =======
TOTAL RETURN (%)(b) .................................     14.20        (28.14)           4.08          7.30

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) .........   106,013        90,095         105,630        29,053

   Ratios to average net assets (%)(c):
      Operating expenses, net .......................      1.25          1.25            1.25          1.25
      Operating expenses, gross .....................      1.59          1.54            1.85          7.95
      Net investment income (loss) ..................      (.14)          .07            (.04)         1.92

   Portfolio turnover rate (%) ......................     41.48        105.31           71.20          3.33

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period December 1, 1999 (commencement of operations) to December
    31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) Less than $.01 per share for the period ended October 31, 2000.

184 Tax-Managed Mid & Small Cap Fund

SELECT GROWTH FUND

STATEMENT OF NET ASSETS

                                                     April 30, 2002 (Unaudited)

                                                                         MARKET
                                                               NUMBER    VALUE
                                                                 OF      (000)
                                                               SHARES      $
                                                              -------    ------
COMMON STOCKS - 93.4%
AUTO AND TRANSPORTATION - 1.9%
Arkansas Best Corp. (a)                                         2,000        48
Harley-Davidson, Inc.                                           7,410       393
Mercury Air Group, Inc. (a)                                     6,200        31
Monaco Coach Corp. (a)                                          3,500       101
OMI Corp. (a)                                                  13,900        63
Southwest Airlines Co.                                         12,700       231
United Parcel Service, Inc. Class B                             2,000       120
Werner Enterprises, Inc.                                        4,666        83
                                                                         ------
                                                                          1,070
                                                                         ------

CONSUMER DISCRETIONARY - 18.2%
3DO Co./The (a)                                                17,700        13
Action Performance Co.s, Inc. (a)                               2,500       118
Aldila, Inc. (a)                                                4,300         4
Alliance Gaming Corp. (a)                                      13,500       201
Apollo Group, Inc. (a)                                          4,050       155
AT Cross Co. Class A (a)                                        9,600        68
Autozone, Inc. (a)                                              1,000        76
Bassett Furniture Industries, Inc.                              3,100        64
Bed Bath & Beyond, Inc. (a)                                     5,200       193
Best Buy Co., Inc. (a)                                          1,700       126
Bon-Ton Stores (a)                                             12,000        53
Buca, Inc. (a)                                                  7,000       119
Carriage Services, Inc. (a)                                    11,600        52
CDW Computer Centers, Inc. (a)                                  1,500        82
Cendant Corp. (a)                                              17,530       315
Chico's FAS, Inc. (a)                                           3,200       115
Cintas Corp.                                                    1,000        52
CKE Restaurants, Inc. (a)                                       2,600        32
Clear Channel Communications, Inc. (a)                          7,920       372
Cost Plus, Inc. (a)                                             2,600        77
Direct Focus, Inc. (a)                                          1,650        74
eBay, Inc. (a)                                                  4,490       238
Education Management Corp. (a)                                  2,000        86
Electronic Arts, Inc. (a)                                       2,000       118
Entercom Communications Corp. (a)                               2,200       115
Fastenal Co.                                                    4,300       360
Franklin Covey Co. (a)                                          7,400        20
Gadzooks, Inc. (a)                                              3,000        40
Gannett Co., Inc.                                               1,100        81
Garden Fresh Restaurant Corp. (a)                                 800        10
Good Guys, Inc. (a)                                            12,100        41
Gymboree Corp. (a)                                              4,600        84
Home Depot, Inc.                                               26,210     1,214
HOT Topic, Inc. (a)                                             2,950        67
infoUSA, Inc. (a)                                              16,300       121
Interpublic Group Co.s, Inc.                                    5,890       182
JOS A Bank Clothiers, Inc. (a)                                  5,700       105
K-Swiss, Inc. Class A                                           2,400       110
Kimberly-Clark Corp.                                            1,000        65
Kohls Corp. (a)                                                 9,840       725
Kroll, Inc. (a)                                                 2,600        48
Lamar Advertising Co. (a)                                       1,400        60
Lowe's Co.s, Inc.                                               2,900       123
Magna Entertainment Corp. Class A (a)                           3,700        30
Manpower, Inc.                                                  4,000       161
Marriott International, Inc. Class A                            2,600       114
Mattel, Inc.                                                    3,000        62
Memberworks, Inc. (a)                                           4,600        80
Michaels Stores, Inc. (a)                                       1,300        53
Nordstrom, Inc.                                                 2,000        47
Omnicom Group                                                   1,000        87
Pegasus Systems, Inc. (a)                                       2,100        41
PEP Boys-Manny Moe & Jack                                       6,600       126
Petco Animal Supplies, Inc. NEW (a)                             2,500        60
Pixar, Inc. (a)                                                 5,200       210
Racing Champions Ertl Corp. (a)                                 5,300       113
Rawlings Sporting Goods Co.                                     5,820        32
Rubio's Restaurants, Inc. (a)                                     700         6
Snap-On, Inc.                                                   2,200        70
Southern Energy Homes, Inc. (a)                                29,000        64
Sports Authority, Inc. (a)                                      9,600       122
Staples, Inc. (a)                                               3,600        72
Starbucks Corp. (a)                                             2,900        66
Starwood Hotels & Resorts
  Worldwide, Inc.                                               2,200        83
Target Corp.                                                    2,200        96
Tech Data Corp. (a)                                             1,300        62
Univision Communications, Inc.
   Class A (a)                                                  2,900       116
Viacom, Inc. Class B (a)                                       10,100       476
Wal-Mart Stores, Inc.                                          20,890     1,167
Water Pik Technologies, Inc. (a)                                1,200        12
Yahoo, Inc. (a)                                                 6,600        97
                                                                         ------
                                                                         10,099
                                                                         ------

CONSUMER STAPLES - 4.8%
American Italian Pasta Co. (a)                                  1,600        80
Anheuser-Busch Co.s, Inc.                                       1,000        53
Coca-Cola Co./The                                              10,260       570
Constellation Brands, Inc. (a)                                    400        24
D&K Healthcare Resources, Inc.                                  2,400        83
Duane Reade, Inc. (a)                                           2,900        92
Kellogg Co.                                                     1,000        36
PepsiCo, Inc.                                                  15,850       823
Philip Morris Co.s, Inc.                                        1,000        54
Procter & Gamble Co.                                            5,150       465
Sysco Corp.                                                     8,790       255
Walgreen Co.                                                    3,000       113
                                                                         ------
                                                                          2,648
                                                                         ------

                                                         Select Growth Fund 185

SELECT GROWTH FUND

                                                      April 30, 2002 (Unaudited)

                                                                          MARKET
                                                               NUMBER     VALUE
                                                                 OF       (000)
                                                               SHARES       $
                                                              --------    ------
FINANCIAL SERVICES - 11.5%
Affiliated Managers Group (a)                                    2,200       140
American Express Co.                                             6,390       262
American International Group                                    12,050       833
Bear Stearns Co.s, Inc.                                          1,000        62
Capital One Financial Corp.                                      3,010       180
Charles Schwab Corp./The                                        27,300       311
Citigroup, Inc.                                                 10,760       466
Columbia Banking Systems, Inc. (a)                                 463         6
Concord EFS, Inc. (a)                                            4,000       130
Digital Insight Corp. (a)                                        1,200        23
Fifth Third Bancorp                                              1,000        69
First Data Corp.                                                 3,840       305
Fiserv, Inc. (a)                                                 3,000       133
Franklin Resources, Inc.                                         3,000       126
Goldman Sachs Group, Inc.                                        5,470       431
LendingTree, Inc. (a)                                           11,500       155
Paychex, Inc.                                                   13,000       485
Pico Holdings, Inc. (a)                                          1,600        27
Principal Financial Group NEW (a)                                3,000        83
Progressive Corp./The                                           23,700     1,362
Republic First Bancorp, Inc. (a)                                 4,500        29
Scottish Annuity & Life Holdings, Ltd.                           4,900       105
Stilwell Financial, Inc.                                        16,700       357
TCF Financial Corp.                                              1,000        52
Travelers Property Casualty Corp. Class A NEW (a)                3,200        59
USA Education, Inc.                                                700        67
Wells Fargo & Co.                                                2,500       128
                                                                          ------
                                                                           6,386
                                                                          ------

HEALTH CARE - 19.5%
aaiPharma, Inc. (a)                                              2,100        59
Abaxis, Inc. (a)                                                 5,300        33
Abbott Laboratories                                              8,710       470
Alcon, Inc. NEW (a)                                              2,300        80
AmerisourceBergen Corp.                                          3,400       264
Amgen, Inc. (a)                                                  9,400       497
AMN Healthcare Services, Inc. NEW (a)                            4,300       132
Anthem, Inc. NEW (a)                                             1,700       116
Baxter International, Inc.                                      10,130       576
Beckman Coulter, Inc.                                            1,000        48
Biogen, Inc. (a)                                                 8,200       356
Cardinal Health, Inc.                                            6,170       427
Caremark Rx, Inc. (a)                                            1,600        34
Charles River Laboratories International, Inc. (a)               3,300        99
Connetics Corp.                                                  3,700        44
Cross Country, Inc. NEW (a)                                      2,800        85
Eli Lilly & Co.                                                  4,600       304
Enzon, Inc. (a)                                                  3,500       130
Express Scripts, Inc. (a)                                        2,100       133
Forest Laboratories, Inc. (a)                                    4,250       328
Genentech, Inc. (a)                                             10,560       375
HCA, Inc.                                                        2,000        96
Idec Pharmaceuticals Corp. (a)                                   3,390       186
Johnson & Johnson                                               23,220     1,482
Laboratory Corp. Of America Holdings (a)                         1,500       149
LCA-Vision, Inc. (a)                                            18,500        27
Medicis Pharmaceutical Class A (a)                                 900        48
Medimmune, Inc. (a)                                              5,970       199
Neurocrine Biosciences, Inc. (a)                                 3,500       115
Orthologic Corp. (a)                                            20,700       114
Pfizer, Inc.                                                    35,310     1,283
Pharmacia Corp.                                                  1,000        41
Possis Medical, Inc. (a)                                         6,700       105
Prime Medical Services, Inc. (a)                                 4,600        39
PSS World Medical, Inc. (a)                                     10,700       106
Quest Diagnostics (a)                                            1,800       165
Sierra Health Services (a)                                      11,400       222
St. Jude Medical, Inc. (a)                                       2,200       183
Tenet Healthcare Corp. (a)                                       4,330       318
Therasense, Inc. New                                               300         8
Thoratec Corp. (a)                                               2,900        24
UnitedHealth Group, Inc.                                         2,400       211
VitalWorks, Inc. (a)                                             1,600        12
Wellpoint Health Networks (a)                                    1,200        90
Wyeth                                                           17,070       973
                                                                          ------
                                                                          10,786
                                                                          ------

INTEGRATED OILS - 0.1%
Kerr-McGee Corp.                                                 1,000        60
                                                                          ------

MATERIALS AND PROCESSING - 2.4%
Finish Line Class A (a)                                          6,300       128
Foamex International, Inc. (a)                                   4,800        41
Griffon Corp. (a)                                                2,530        49
Hughes Supply, Inc.                                                800        33
Internet Corp.                                                   8,200        90
Jacobs Engineering Group, Inc. (a)                               2,000        79
Louisiana-Pacific Corp.                                         10,300       121
Masco Corp.                                                      6,690       188
Nucor Corp.                                                      7,200       421
Rohm & Haas Co.                                                  1,600        59
RTI International Metals, Inc. (a)                               6,500        85
Scotts Co./The Class A (a)                                       1,200        57
                                                                          ------
                                                                           1,351
                                                                          ------

MISCELLANEOUS - 2.6%
General Electric Co.                                            37,080     1,170
Illinois Tool Works, Inc.                                        2,000       144
Textron, Inc.                                                    1,400        69
                                                                          ------
                                                                           1,383
                                                                          ------

186 Select Growth Fund

SELECT GROWTH FUND

                                                     April 30, 2002 (Unaudited)

                                                                         MARKET
                                                              NUMBER     VALUE
                                                                OF       (000)
                                                              SHARES       $
                                                              ------    -------
OTHER ENERGY - 2.4%
Apache Corp.                                                   2,000        117
BJ Services Co. (a)                                            3,000        110
EL Paso Corp.                                                  5,750        230
ENSCO International, Inc.                                        800         27
GlobalSantaFe Corp.                                            2,800         98
Nabors Industries, Inc. (a)                                    2,600        118
Noble Corp. (a)                                                  400         18
Noble Drilling Corp. (a)                                       2,600        113
Patterson-UTI Energy, Inc. (a)                                 3,400        109
Smith International, Inc. (a)                                  4,100        287
Weatherford International, Inc. (a)                            1,700         85
Westport Resources Corp. (a)                                   1,732         36
                                                                        -------
                                                                          1,348
                                                                        -------

PRODUCER DURABLES - 5.8%
3M Co.                                                         1,200        151
Applied Materials, Inc. (a)                                   39,620        964
ASML Holding NV (a)                                            7,000        156
Celestica, Inc. (a)                                            2,000         55
Danaher Corp.                                                  2,200        157
Encore Wire Corp. (a)                                          8,400        138
Flir Systems, Inc. (a)                                         3,400        136
Flowserve Corp. (a)                                            2,700         93
Ingersoll-Rand Co. Class A                                     1,500         75
Itron, Inc. (a)                                                8,700        310
Kla-Tencor Corp. (a)                                           3,400        200
Kulicke & Soffa Industries, Inc. (a)                           5,700        103
Lockheed Martin Corp.                                          2,500        157
LTX Corp. (a)                                                  2,000         42
Mettler Toledo International, Inc. (a)                         2,100         81
Molex, Inc.                                                    2,200         74
Novellus Systems, Inc. (a)                                     2,000         95
Roper Industries, Inc.                                         2,200        101
Rudolph Technologies, Inc. (a)                                 1,700         52
United Technologies Corp.                                        700         49
Watts Industries, Inc. Class A                                 2,500         46
                                                                        -------
                                                                          3,235
                                                                        -------

TECHNOLOGY - 23.7%
3Com Corp. (a)                                                 7,300         42
Accenture, Ltd. Class A NEW (a)                                7,970        171
Activision, Inc. (a)                                           2,250         71
Affiliated Computer Services, Inc. Class A (a)                 3,000        162
Alloy, Inc. (a)                                                5,300         67
Ansys, Inc. (a)                                                1,200         31
ASE Test, Ltd. (a)                                             4,600         63
Brocade Communications Systems, Inc. (a)                       2,600         67
Caminus Corp. (a)                                              3,600         67
CellStar Corp. (a)                                             6,040         29
ChipPAC, Inc. (a)                                              4,200         38
Cirrus Logic, Inc. (a)                                         3,400         41
Cisco Systems, Inc. (a)                                       72,300      1,059
ClickAction, Inc. (a)                                          3,000          2
Computer Network Technology Corp. (a)                            600          6
Concerto Software, Inc. (a)                                    3,700         33
Datastream Systems, Inc. (a)                                   7,100         57
Dell Computer Corp. (a)                                       38,820      1,023
Digi International, Inc. (a)                                   1,200          7
Digital Generation Systems (a)                                 7,000          7
DRS Technologies, Inc. (a)                                     1,500         69
EMC Corp. (a)                                                  4,300         39
Epicor Software Corp. (a)                                     11,200         21
Flextronics International, Ltd. (a)                            3,900         54
Glenayre Technologies, Inc. (a)                               15,500         25
HomeSeekers.com, Inc. (a)                                     87,300          8
HPL Technologies, Inc. NEW (a)                                 8,900        106
Intel Corp.                                                   60,450      1,728
Intrado, Inc. (a)                                              3,900         73
Juniper Networks, Inc. (a)                                     8,000         81
L-3 Communications Holdings, Inc. (a)                          1,800        230
Linear Technology Corp.                                        1,000         39
Maxim Integrated Products (a)                                 12,700        632
Mercury Interactive Corp. (a)                                  2,000         75
Microchip Technology, Inc. (a)                                 4,000        178
Micron Technology, Inc. (a)                                    8,650        205
Microsoft Corp. (a)                                           33,930      1,772
Motorola, Inc.                                                15,910        245
Mykrolis Corp. NEW (a)                                         3,500         52
Neoforma, Inc. (a)                                             3,760         67
Netsolve, Inc. (a)                                             4,700         33
Network Appliance, Inc. (a)                                   23,000        401
Numerical Technologies, Inc. (a)                               5,800         76
O2Micro International, Ltd. (a)                                5,100         83
Oak Technology, Inc. (a)                                       5,600         80
Paradyne Networks Corp. (a)                                   17,500         40
QLogic Corp. (a)                                               2,600        119
QuadraMed Corp. (a)                                              900          6
Qualcomm, Inc. (a)                                            11,000        332
Raytheon Co.                                                   4,000        169
SAP AG - ADR                                                   9,970        325
Secure Computing Corp. (a)                                     1,800         23
Siebel Systems, Inc. (a)                                      21,520        521
SimpleTech, Inc. (a)                                           9,500         81
SONICblue, Inc. (a)                                              900          2
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (a)        20,170        357
Texas Instruments, Inc.                                       22,150        685
Three-Five Systems, Inc. (a)                                   1,900         27
Utstarcom, Inc. (a)                                            4,800        118
Veritas Software Corp. (a)                                     4,000        113

                                                         Select Growth Fund 187

SELECT GROWTH FUND

                                                     April 30, 2002 (Unaudited)


                                                                      MARKET
                                                     NUMBER           VALUE
                                                       OF             (000)
                                                     SHARES             $
                                                    ---------    --------------
Virage, Inc. (A)                                        6,800                12
Xilinx, Inc. (a)                                       20,360               769
                                                                 --------------
                                                                         13,114
                                                                 --------------

UTILITIES - 0.5%
AT&T Wireless Services, Inc. (a)                        4,600                41
COX Communications, Inc. Class A (a)                    5,320               178
RMH Teleservices, Inc. (a)                              3,600                46
                                                                 --------------
                                                                            265
                                                                 --------------

TOTAL COMMON STOCKS
(cost $52,354)                                                           51,745
                                                                 --------------


                                                    PRINCIPAL
                                                      AMOUNT
                                                      (000)
                                                        $
                                                    ---------
SHORT-TERM INVESTMENTS - 6.2%
Frank Russell Investment Company Money
   Market Fund (e)                                      2,675             2,675
United States Treasury Bill (c)(d)(e)
      1.795% due 06/20/02                                 750               748
                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS
(cost $3,423)                                                             3,423
                                                                 --------------

TOTAL INVESTMENTS - 99.6%
(identified cost $55,777)                                                55,168

OTHER ASSETS AND LIABILITIES,
NET - 0.4%                                                                  226
                                                                 --------------

NET ASSETS - 100.0%                                                      55,394
                                                                 ==============


                                                                   UNREALIZED
                                                     NOTIONAL     APPRECIATION
                                                      AMOUNT     (DEPRECIATION)
                                                      (000)          (000)
FUTURES CONTRACTS                                        $             $
                                                    ---------    --------------
LONG POSITIONS
Nasdaq 100 Index expiration date 06/02                  1,152              (221)
S&P Barra Growth Index expiration date 06/02            1,367              (151)
S&P 500 Index expiration date 06/02                     1,077               (45)
                                                                 --------------

Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased                                                     (417)
                                                                 ==============

See accompanying notes which are an integral part of the financial statements.

188 Select Growth Fund

SELECT GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2002 (Unaudited)

ASSETS
Investments at market (including securities on loan of $1,849),
  (identified cost $55,777) ........................................  $  55,168
Receivables:
   Investments sold ................................................      1,044
   Fund shares sold ................................................        292
   From Advisor ....................................................        195
   Daily variation margin on futures contracts .....................         48
   Dividends .......................................................         21
Investment of securities lending collateral in money market
  funds, at cost and market value ..................................      1,925
                                                                      ---------
      Total assets .................................................     58,693

LIABILITIES
Payables:
   Investments purchased ...............................   $   1,262
   Accrued fees to affiliates ..........................          60
   Other accrued expenses ..............................          52
Payable upon return of securities loaned ...............       1,925
                                                           ---------
      Total liabilities ............................................      3,299
                                                                      ---------
NET ASSETS .........................................................  $  55,394
                                                                      =========

NET ASSETS CONSIST OF:
Accumulated net operating loss .....................................  $    (105)
Accumulated net realized gain (loss) ...............................    (20,614)
Unrealized appreciation (depreciation) on:
   Investments .....................................................       (609)
   Futures contracts ...............................................       (417)
Shares of beneficial interest ......................................         83
Additional paid-in capital .........................................     77,056
                                                                      ---------
NET ASSETS .........................................................  $  55,394
                                                                      =========

NET ASSET VALUE, offering and redemption price per share:
   Class C ($1,627,056 divided by 245,816 shares of $.01 par
     value shares of beneficial interest outstanding) ..............  $    6.62
                                                                      =========
   Class E ($3,151,529 divided by 471,598 shares of $.01 par
     value shares of beneficial interest outstanding) ..............  $    6.68
                                                                      =========
   Class I ($22,487,273 divided by 3,345,245 shares of $.01 par
     value shares of beneficial interest outstanding) ..............  $    6.72
                                                                      =========
   Class S ($28,128,321 divided by 4,188,258 shares of $.01 par
     value shares of beneficial interest outstanding) ..............  $    6.72
                                                                      =========

  See accompanying notes which are an integral part of the financial statements.

                                                          Select Growth Fund 189

SELECT GROWTH FUND

STATEMENT OF OPERATIONS

Amounts in thousands        For the Six Months Ended April 30, 2002 (Unaudited)

INVESTMENT INCOME
   Dividends ......................................................   $     129
   Dividends from Money Market Fund ...............................          36
   Interest .......................................................           6
                                                                      ---------
      Total investment income .....................................         171

EXPENSES
   Advisory fees .......................................  $     226
   Administrative fees - Class E .......................          1
   Administrative fees - Class I .......................          6
   Administrative fees - Class S .......................          7
   Custodian fees ......................................        125
   Distribution fees - Class C .........................          6
   Transfer agent fees - Class C .......................          1
   Transfer agent fees - Class E .......................          1
   Transfer agent fees - Class I .......................          6
   Transfer agent fees - Class S .......................         10
   Professional fees ...................................         14
   Registration fees ...................................         66
   Shareholder servicing fees - Class C ................          2
   Shareholder servicing fees - Class E ................          4
   Trustees' fees ......................................          7
   Miscellaneous .......................................         30
                                                          ---------

   Expenses before reductions ..........................        512
   Expense reductions ..................................       (236)
                                                          ---------

      Expenses, net ...............................................         276
                                                                      ---------
Net investment income (loss) ......................................        (105)
                                                                      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments .........................................     (3,832)
   Futures contracts ...................................        373      (3,459)
                                                          ---------
Net change in unrealized appreciation (depreciation) on:
   Investments .........................................      3,388
   Futures contracts ...................................       (413)      2,975
                                                          ---------   ---------
Net realized and unrealized gain (loss) ...........................        (484)
                                                                      ---------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .............   $    (589)
                                                                      =========

See accompanying notes which are an integral part of the financial statements.

190 Select Growth Fund

SELECT GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                            SIX MONTHS ENDED   JANUARY 31, 2001*
                                              APRIL 30, 2002          TO
                                               (UNAUDITED)     OCTOBER 31, 2001
                                            ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income (loss) ..........        $     (105)      $        (38)
   Net realized gain (loss) ..............            (3,459)           (17,155)
   Net change in unrealized appreciation
     (depreciation) ......................             2,975             (4,001)
                                                  ----------       ------------
   Net increase (decrease) in net assets
     from operations .....................              (589)           (21,194)
                                                  ----------       ------------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets
     from share transactions .............             7,136             70,041
                                                  ----------       ------------
TOTAL NET INCREASE (DECREASE) IN
  NET ASSETS .............................             6,547             48,847

NET ASSETS
   Beginning of period ...................            48,847                 --
                                                  ----------       ------------
   End of period (including accumulated
     net operating loss of $105 at
     April 30, 2002) .....................        $   55,394       $     48,847
                                                  ==========       ============

*  Commencement of sale.

  See accompanying notes which are an integral part of the financial statements.

                                                          Select Growth Fund 191

SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                             2002*      2001**
                                                           --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD ...................   $   6.65    $  10.00
                                                           --------    --------
INCOME FROM OPERATIONS
   Net investment income (loss)(a) .....................       (.05)       (.08)
   Net realized and unrealized gain (loss) .............        .02       (3.27)
                                                           --------    --------
      Total income from operations .....................       (.03)      (3.35)
                                                           --------    --------
NET ASSET VALUE, END OF PERIOD .........................   $   6.62    $   6.65
                                                           ========    ========

TOTAL RETURN (%)(b) ....................................       (.45)     (33.50)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ............      1,627       1,017

   Ratios to average net assets (%)(c):
      Operating expenses, net ..........................       2.06        2.17
      Operating expenses, gross ........................       2.89        2.97
      Net investment income (loss) .....................      (1.46)      (1.32)

   Portfolio turnover rate (%) .........................     102.24      169.36

*   For the six months ended April 30, 2002 (Unaudited).
** For the period January 31, 2001 (commencement of operations) to October 31, 2001.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

192 Select Growth Fund

SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                               2002*     2001**
                                                              -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD .......................  $  6.68   $ 10.00
                                                              -------   -------
INCOME FROM OPERATIONS
   Net investment income (loss)(a) .........................     (.02)     (.02)
   Net realized and unrealized gain (loss) .................      .02     (3.30)
                                                              -------   -------
      Total income from operations .........................       --     (3.32)
                                                              -------   -------
NET ASSET VALUE, END OF PERIOD .............................  $  6.68   $  6.68
                                                              =======   =======

TOTAL RETURN (%)(b) ........................................      .00    (33.20)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ................    3,152     2,714

   Ratios to average net assets (%)(c):
      Operating expenses, net ..............................     1.18      1.29
      Operating expenses, gross ............................     1.97      2.05
      Net investment income (loss) .........................     (.58)     (.45)

   Portfolio turnover rate (%) .............................   102.24    169.36

*   For the six months ended April 30, 2002 (Unaudited).
** For the period January 31, 2001 (commencement of operations) to October 31, 2001.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                          Select Growth Fund 193

SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS - CLASS I

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                          2002*       2001**
                                                       ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD ................. $     6.71   $    10.00
                                                       ----------   ----------
INCOME FROM OPERATIONS
   Net investment income (loss)(a)(d) ................       (.01)          --
   Net realized and unrealized gain (loss) ...........        .02        (3.29)
                                                       ----------   ----------
      Total income from operations ...................        .01        (3.29)
                                                       ----------   ----------
NET ASSET VALUE, END OF PERIOD ....................... $     6.72   $     6.71
                                                       ==========   ==========

TOTAL RETURN (%)(b) ..................................        .15       (32.90)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ..........     22,487       21,044

   Ratios to average net assets (%)(c):
      Operating expenses, net ........................        .89          .89
      Operating expenses, gross ......................       1.75         1.75
      Net investment income (loss) ...................       (.29)        (.03)

   Portfolio turnover rate (%) .......................     102.24       169.36

*   For the six months ended April 30, 2002 (Unaudited).
** For the period January 31, 2001 (commencement of operations) to October 31, 2001.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) Less than $.01 per share for the period ended October 31, 2001.

194 Select Growth Fund

SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS - CLASS S


The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                          2002*        2001**
                                                       ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD ................. $     6.71   $    10.00
                                                       ----------   ----------
INCOME FROM OPERATIONS
   Net investment income (loss)(a)(d) ................       (.01)          --
   Net realized and unrealized gain (loss) ...........        .02        (3.29)
                                                       ----------   ----------
      Total income from operations ...................        .01        (3.29)
                                                       ----------   ----------
NET ASSET VALUE, END OF PERIOD ....................... $     6.72   $     6.71
                                                       ==========   ==========

TOTAL RETURN (%)(b) ..................................        .15       (32.90)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ..........     28,128       24,072

   Ratios to average net assets (%)(c):
      Operating expenses, net ........................        .95          .94
      Operating expenses, gross ......................       1.76         1.74
      Net investment income (loss) ...................       (.34)        (.09)

   Portfolio turnover rate (%) .......................     102.24       169.36

*   For the six months ended April 30, 2002 (Unaudited).
** For the period January 31, 2001 (commencement of operations) to October 31, 2001.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) Less than $.01 per share for the period ended October 31, 2001.

                                                         Select Growth Fund 195

SELECT VALUE FUND

STATEMENT OF NET ASSETS

                                                     April 30, 2002 (Unaudited)

                                                                        MARKET
                                                             NUMBER     VALUE
                                                               OF       (000)
                                                             SHARES       $
                                                             ------    --------
COMMON STOCKS - 92.3%
AUTO AND TRANSPORTATION - 2.3%
Airborne, Inc.                                                3,600          75
American Axle & Manufacturing Holdings, Inc. (a)              2,600          86
Canadian National Railway Co.                                 3,428         164
Continental Airlines, Inc. (a)                                3,400          88
Delphi Corp.                                                 15,860         247
Landstar System, Inc. (a)                                     1,600         157
Lear Corp. (a)                                                5,200         267
Smith (A.O.) Corp.                                            1,000          31
Tidewater, Inc.                                              14,000         609
United Parcel Service, Inc. Class B                           4,200         252
                                                                         ------
                                                                          1,976
                                                                         ------

CONSUMER DISCRETIONARY - 12.1%
Abercrombie & Fitch Co. Class A (a)                          15,500         465
Advance Auto Parts (a)                                        1,600          95
American Eagle Outfitters (a)                                 4,400         112
American Woodmark Corp.                                       1,000          68
AnnTaylor Stores Corp. (a)                                    2,200          96
Autonation, Inc. (a)                                         22,500         360
Buca, Inc. (a)                                                3,800          65
Carnival Corp.                                               15,900         530
CDI Corp. (a)                                                 1,900          56
Cendant Corp. (a)                                            65,200       1,173
Danka Business Systems PLC - ADR (a)                         13,900          64
Eastman Kodak Co.                                             5,900         190
Ethan Allen Interiors, Inc.                                   1,600          66
Federated Department Stores (a)                              15,300         608
Furniture Brands International, Inc. (a)                      2,400          98
Galyans Trading Co., Inc. NEW (a)                             7,100         128
Gannett Co., Inc.                                             4,880         358
Gillette Co./The                                              7,120         253
Kimberly-Clark Corp.                                         16,050       1,045
Maxwell Shoe Co. Class A (a)                                  5,700         114
MGM MIRAGE (a)                                                6,700         269
Movado Group, Inc.                                            6,900         157
Newell Rubbermaid, Inc.                                       8,000         251
Office Depot, Inc. (a)                                       27,500         526
OfficeMax, Inc. (a)                                          16,000         100
Pacific Sunwear Of California (a)                             2,300          57
Phillips-Van Heusen                                           7,000         107
Reebok International, Ltd. (a)                                3,000          83
Sears Roebuck and Co.                                        13,010         686
Skechers U.S.A., Inc. Class A (a)                             5,400         126
Target Corp.                                                  4,500         196
Tommy Hilfiger Corp. (a)                                      5,000          78
Tribune Co.                                                   5,260         232
United Auto Group, Inc. (a)                                     400          10
Universal Electronics, Inc. (a)                               7,000         117
Viacom, Inc. Class B (a)                                      9,964         469
Walt Disney Co.                                              26,790         621
Waste Management, Inc.                                       20,200         532
                                                                         ------
                                                                         10,561
                                                                         ------

CONSUMER STAPLES - 4.3%
Clorox Co.                                                    5,600         248
Coca-Cola Enterprises, Inc.                                  22,600         443
Diageo PLC - ADR                                              2,600         137
Dial Corp./The                                                3,900          82
Dole Food Co.                                                 4,500         150
Interstate Bakeries                                           3,300          82
JM Smucker Co./The                                            3,500         121
Kellogg Co.                                                  11,450         411
Kraft Foods, Inc. Class A                                     7,400         304
PepsiCo, Inc.                                                 6,780         352
Philip Morris Co.s, Inc.                                      9,640         525
Procter & Gamble Co.                                          9,390         848
Standard Commercial Corp.                                     3,800          78
                                                                         ------
                                                                          3,781
                                                                         ------

FINANCIAL SERVICES - 31.5%
ACE, Ltd.                                                     7,800         339
Allstate Corp./The                                           19,900         791
American Express Co.                                         19,030         780
American International Group                                  6,200         429
AON Corp.                                                    18,700         668
Astoria Financial Corp.                                       3,700         119
Bank of America Corp.                                        21,960       1,592
Bear Stearns Co.s, Inc.                                       5,900         365
Brown & Brown, Inc.                                           3,700         123
CBL & Associates Properties, Inc. (b)                         4,500         165
Chubb Corp.                                                   7,190         551
Cigna Corp.                                                   8,200         894
Citigroup, Inc.                                              48,700       2,108
Coastal Bancorp, Inc.                                         2,900          91
Cobalt Corp.                                                  7,200         139
Comerica, Inc.                                                  800          50
Countrywide Credit Ind, Inc.                                  4,000         187
Cullen/Frost Bankers, Inc.                                    3,600         136
Dime Community Bancshares                                     4,950         115
Doral Financial Corp.                                         2,900         101
Equity Office Properties Trust (b)                            4,240         121
Equity Residential Properties Trust (b)                         300           8
Fannie Mae                                                    7,400         584
FleetBoston Financial Corp.                                  13,510         477
Franklin Resources, Inc.                                     11,100         465
Freddie Mac                                                  10,000         654
Goldman Sachs Group, Inc.                                     6,400         504
Greater Bay Bancorp                                           3,700         124
H&R Block, Inc.                                               5,400         217

196 Select Value Fund

SELECT VALUE FUND

                                                     April 30, 2002 (Unaudited)

                                                                         MARKET
                                                               NUMBER    VALUE
                                                                 OF      (000)
                                                               SHARES      $
                                                               ------    ------
Hartford Financial Services Group, Inc.                        15,440     1,070
Household International, Inc.                                  11,600       676
Innkeepers USA Trust (b)                                       11,100       127
LaBranche & Co., Inc. (a)                                       2,500        69
Lehman Brothers Holdings, Inc.                                 15,100       891
Lincoln National Corp.                                         15,900       762
Marsh & McLennan Co.s, Inc.                                    10,800     1,092
MBNA Corp.                                                     11,500       408
Mellon Financial Corp.                                         22,690       857
Merrill Lynch & Co., Inc.                                      11,510       483
Metlife, Inc.                                                   7,970       272
Metris Co.s, Inc.                                               6,100        80
MGIC Investment Corp.                                           4,900       350
Morgan Stanley Dean Witter & Co.                               12,100       577
National City Corp.                                             6,300       197
Odyssey Re Holdings Corp.                                       5,700       111
Phoenix Co.s, Inc. NEW (a)                                      4,300        80
PNC Financial Services Group, Inc.                             12,080       666
Raymond James Financial, Inc.                                   3,600       120
Regency Centers Corp.                                           4,700       188
RenaissanceRe Holdings, Ltd.                                    1,300       152
Republic Bancorp, Inc.                                          8,410       124
Republic Bancorp, Inc. Class A                                  2,500        29
Safeco Corp.                                                    4,620       154
Sandy Spring Bancorp, Inc.                                      2,650        89
Seacoast Banking Corp. of Florida Class A                       1,400        69
SouthTrust Corp.                                                6,960       186
St. Paul Co.s                                                  20,370     1,015
SunTrust Banks, Inc.                                            3,750       255
Travelers Property Casualty Corp. (a)                           2,930        74
Travelers Property Casualty Corp. Class A NEW (a)              13,900       258
Triad Guaranty, Inc. (a)                                        1,800        80
Union Planters Corp.                                            5,400       271
USA Education, Inc.                                             7,500       719
Wachovia Corp.                                                 23,860       908
Wells Fargo & Co.                                              15,000       767
Whitney Holding Corp.                                           3,750       137
XL Capital, Ltd. Class A                                        1,900       179
                                                                         ------
                                                                         27,439
                                                                         ------

HEALTH CARE - 7.9%
Abbott Laboratories                                             7,390       399
AmerisourceBergen Corp.                                         2,400       186
Anthem, Inc. NEW (a)                                           10,600       723
Biogen, Inc. (a)                                               17,200       748
Boston Scientific Corp. (a)                                    25,666       640
Bristol-Myers Squibb Co.                                        4,700       135
Diagnostic Products Corp.                                       1,500        72
Edwards Lifesciences Corp. (a)                                  3,400        85
Genzyme Corp.-Genl Division (a)                                 6,100       250
GlaxoSmithKline PLC - ADR                                       2,700       130
Guidant Corp. (a)                                              12,700       478
Johnson & Johnson                                               4,200       268
Merck & Co., Inc.                                               8,330       453
Mid Atlantic Medical Services (a)                               2,900       106
Pfizer, Inc.                                                    9,490       345
Pharmacia Corp.                                                 8,900       367
Priority Healthcare Corp. Class B (a)                           2,500        74
Tenet Healthcare Corp. (a)                                     14,500     1,064
Wyeth                                                           5,920       337
                                                                         ------
                                                                          6,860
                                                                         ------

INTEGRATED OILS - 3.5%
BP PLC - ADR                                                    3,280       167
ChevronTexaco Corp.                                             5,281       458
Exxon Mobil Corp.                                              40,170     1,613
Phillips Petroleum Co.                                          8,300       496
Unocal Corp.                                                    9,130       340
                                                                         ------
                                                                          3,074
                                                                         ------

MATERIALS AND PROCESSING - 8.5%
Air Products & Chemicals, Inc.                                  5,020       241
Akzo Nobel NV - ADR                                             8,260       357
Alcan, Inc.                                                     6,600       242
Alcoa, Inc.                                                    15,140       515
Applied Films Corp. (a)                                         4,400       109
Archer-Daniels-Midland Co.                                     14,720       195
Dow Chemical Co./The                                           12,700       404
Du Pont (E.I.) de Nemours & Co.                                 7,200       320
Eastman Chemical Co.                                            9,400       415
EMCOR Group, Inc. (a)                                           1,900       116
Georgia Gulf Corp.                                              3,500        77
Glatfelter                                                      7,700       135
Griffon Corp. (a)                                               4,900        94
Harsco Corp.                                                    2,100        89
Hercules, Inc. (a)                                              5,200        63
International Paper Co.                                        18,440       764
Louisiana-Pacific Corp.                                         5,900        69
Masco Corp.                                                    15,100       424
Packaging Corp. of America (a)                                  3,800        75
PPG Industries, Inc.                                            3,520       184
Praxair, Inc.                                                   4,770       272
Silgan Holdings, Inc. (a)                                       2,700       107
Syngenta AG - ADR                                              25,870       317
Temple-Inland, Inc.                                             9,800       519
Tyco International, Ltd.                                       21,300       393
Weyerhaeuser Co.                                               14,500       864
                                                                         ------
                                                                          7,360
                                                                         ------

                                                          Select Value Fund 197

SELECT VALUE FUND

                                                     April 30, 2002 (Unaudited)

                                                                         MARKET
                                                               NUMBER    VALUE
                                                                 OF      (000)
                                                               SHARES      $
                                                               ------    ------
MISCELLANEOUS - 0.8%
Honeywell International, Inc.                                  17,400       638
ITT Industries, Inc.                                              200        14
                                                                         ------
                                                                            652
                                                                         ------

OTHER ENERGY - 3.6%
Anadarko Petroleum Corp.                                        4,510       243
Apache Corp.                                                   14,400       840
Devon Energy Corp.                                              4,100       202
EL Paso Corp.                                                  17,000       680
ENSCO International, Inc.                                       7,400       250
Gulfmark Offshore, Inc. (a)                                     4,000       178
Patterson-UTI Energy, Inc. (a)                                  2,700        86
Schlumberger, Ltd.                                              4,310       236
Trico Marine Services, Inc. (a)                                12,100        99
Valero Energy Corp.                                             5,500       237
Williams Co.s, Inc. (a)                                         4,930       115
                                                                         ------
                                                                          3,166
                                                                         ------

PRODUCER DURABLES - 5.3%
3M Co.                                                          2,640       332
Agilent Technologies, Inc. (a)                                  4,500       135
Applied Materials, Inc. (a)                                    11,400       277
ATMI, Inc. (a)                                                  3,300       101
Boeing Co./The                                                  5,200       232
Caterpillar, Inc.                                               2,390       131
Chicago Bridge & Iron Co. NV                                    2,000        59
Cohu, Inc.                                                      3,400        95
Credence Systems Corp. (a)                                      3,400        69
Cummins, Inc.                                                   2,400       102
Danaher Corp.                                                   2,750       197
Deere & Co.                                                    18,830       843
General Dynamics Corp.                                          5,000       485
Kulicke & Soffa Industries, Inc. (a)                            4,100        74
Northrop Grumman Corp.                                          7,490       904
Pall Corp.                                                     10,030       209
Photon Dynamics, Inc. (a)                                       1,900        92
Ryland Group, Inc.                                                900        99
TRC Co.s, Inc. (a)                                              3,900        89
United Defense Industries, Inc. NEW (a)                         2,900        79
                                                                         ------
                                                                          4,604
                                                                         ------

TECHNOLOGY - 6.5%
Advanced Micro Devices, Inc. (a)                               15,500       173
Analog Devices, Inc. (a)                                        3,200       118
Apple Computer, Inc. (a)                                        7,600       184
BEI Technologies, Inc.                                          6,000       118
BMC Software, Inc. (a)                                         20,200       292
Computer Sciences Corp. (a)                                    18,100       812
Conexant Systems, Inc. (a)                                     18,100       185
DSP Group, Inc. (a)                                             3,900        83
Electronic Data Systems Corp.                                  12,200       662
ESS Technology (a)                                              7,600       121
Fairchild Semiconductor International, Inc. Class A (a)         5,900       159
Genesis Microchip, Inc. (a)                                     4,100        98
Hewlett-Packard Co.                                            21,300       364
International Business Machines Corp.                           7,850       658
Motorola, Inc.                                                 35,000       539
Motorola, Inc.                                                  6,230       299
National Semiconductor Corp. (a)                                7,000       221
Planar Systems, Inc. (a)                                        3,700        92
Raytheon Co.                                                    6,000       254
Sun Microsystems, Inc. (a)                                      2,730        22
Texas Instruments, Inc.                                         5,680       176
White Electronic Designs Corp. (a)                              8,800        61
                                                                         ------
                                                                          5,691
                                                                         ------

UTILITIES - 6.0%
AGL Resources, Inc.                                             5,410       130
AT&T Corp.                                                     20,000       262
AT&T Wireless Services, Inc. (a)                               14,431       129
BellSouth Corp.                                                10,500       319
Cascade Natural Gas Corp.                                       6,000       135
Dominion Resources, Inc.                                        4,130       274
Edison International (a)                                       10,700       194
Entergy Corp.                                                   5,900       274
FirstEnergy Corp.                                               6,400       213
FPL Group, Inc.                                                 2,710       172
KeySpan Corp.                                                   4,800       169
National Fuel Gas Co.                                          10,330       246
National Grid Group PLC - ADR                                   1,850        66
Nicor, Inc.                                                     5,220       244
NiSource, Inc.                                                  3,880        86
Nokia OYJ - ADR                                                17,300       281
NSTAR                                                           6,430       294
Pinnacle West Capital Corp.                                     4,400       193
SBC Communications, Inc.                                       14,700       457
Sempra Energy                                                   3,000        77
Verizon Communications, Inc.                                   20,840       836
WGL Holdings, Inc.                                              5,620       152
                                                                         ------
                                                                          5,203
                                                                         ------

TOTAL COMMON STOCKS
(cost $78,345)                                                           80,367
                                                                         ------

198 Select Value Fund

SELECT VALUE FUND

                                                      April 30, 2002 (Unaudited)

                                                                      MARKET
                                                       NUMBER         VALUE
                                                         OF           (000)
                                                       SHARES           $
                                                      --------    -------------
PREFERRED STOCKS - 0.3%
AUTO AND TRANSPORTATION - 0.2%
General Motors Corp. (a)                                 4,900              141
                                                                  -------------
TECHNOLOGY - 0.1%
Northrop Grumman Corp.                                     980              126
                                                                  -------------
TOTAL PREFERRED STOCKS
(cost $228)                                                                 267
                                                                  -------------

                                                     PRINCIPAL
                                                      AMOUNT
                                                       (000)
                                                         $
                                                     ---------
SHORT-TERM INVESTMENTS - 7.3%
Frank Russell Investment Company
   Money Market Fund (e)                                 5,647            5,647
United States Treasury Bill (c)(d)(e)
      1.795% due 06/20/02                                  750              748
                                                                  -------------
TOTAL SHORT-TERM INVESTMENTS
(cost $6,395)                                                             6,395
                                                                  -------------
TOTAL INVESTMENTS - 99.9%
(identified cost $84,968)                                                87,029

OTHER ASSETS AND LIABILITIES, NET - 0.1%                                     91
                                                                  -------------
NET ASSETS - 100.0%                                                      87,120
                                                                  =============

                                                                    UNREALIZED
                                                      NOTIONAL     APPRECIATION
                                                       AMOUNT     (DEPRECIATION)
                                                        (000)         (000)
FUTURES CONTRACTS                                         $             $
                                                      --------    --------------
LONG POSITIONS
S&P Barra Value Index expiration date 06/02              3,038             (193)
S&P 500 Index expiration date 06/02                      3,770             (175)
                                                                  -------------
Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased                                                      (368)
                                                                  =============

  See accompanying notes which are an integral part of the financial statements.

                                                           Select Value Fund 199

SELECT VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2002 (Unaudited)

ASSETS
Investments at market (including securities on
  loan of $1,949), (identified cost $ 84,968) ........................  $87,029
Receivables:
   Dividends .........................................................      112
   Investments sold ..................................................      492
   Fund shares sold ..................................................      134
   From Advisor ......................................................      173
   Daily variation margin on futures contracts .......................       82
Investment of securities lending collateral in
  money market funds, at cost and market value .......................    2,005
                                                                        -------

      Total assets ...................................................   90,027

LIABILITIES
Payables:
   Investments purchased ...................................... $  778
   Accrued fees to affiliates .................................     67
   Other accrued expenses .....................................     57
Payable upon return of securities loaned ......................  2,005
                                                                ------

Total liabilities ....................................................    2,907
                                                                        -------

NET ASSETS ...........................................................  $87,120
                                                                        =======

NET ASSETS CONSIST OF:
Undistributed net investment income ..................................  $    17
Accumulated net realized gain (loss) .................................   (6,367)
Unrealized appreciation (depreciation) on:
   Investments .......................................................    2,061
   Futures contracts .................................................     (368)
Shares of beneficial interest ........................................       95
Additional paid-in capital ...........................................   91,682
                                                                        -------

NET ASSETS ...........................................................  $87,120
                                                                        =======
NET ASSET VALUE, offering and redemption price per share:
   Class C ($2,340,343 divided by 256,321 shares of $.01 par
     value shares of beneficial interest outstanding) ................  $  9.13
                                                                        =======
   Class E ($3,802,034 divided by 414,433 shares of $.01 par
     value shares of beneficial interest outstanding) ................  $  9.17
                                                                        =======
   Class I ($ 42,316,287 divided by 4,609,739 shares of
     $.01 par value shares of beneficial interest outstanding) .......  $  9.18
                                                                        =======
   Class S ($38,661,443 divided by 4,215,513 shares of
     $.01 par value shares of beneficial interest outstanding) .......  $  9.17
                                                                        =======

See accompanying notes which are an integral part of the financial statements.

200 Select Value Fund

SELECT VALUE FUND

STATEMENT OF OPERATIONS

Amounts in thousands         For the Six Months Ended April 30, 2002 (Unaudited)

INVESTMENT INCOME
   Dividends ........................................................  $   585
   Dividends from Money Market Fund .................................       61
   Interest .........................................................        7
                                                                       -------
      Total investment income .......................................      653

EXPENSES
   Advisory fees .........................................  $     278
   Administrative fees - Class C .........................          1
   Administrative fees - Class E .........................          1
   Administrative fees - Class I .........................          9
   Administrative fees - Class S .........................          9
   Custodian fees ........................................        106
   Distribution fees - Class C ...........................          8
   Transfer agent fees - Class C .........................          2
   Transfer agent fees - Class E .........................          1
   Transfer agent fees - Class I .........................          7
   Transfer agent fees - Class S .........................         13
   Professional fees .....................................         14
   Registration fees .....................................         67
   Shareholder servicing fees - Class C ..................          3
   Shareholder servicing fees - Class E ..................          4
   Trustee fees ........................................            6
   Miscellaneous .........................................         43
                                                            ---------
   Expenses before reductions ............................        572
   Expense reductions ....................................       (226)
                                                            ---------
      Expenses, net .................................................      346
                                                                       -------
Net investment income ...............................................      307
                                                                       -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments ...........................................   (2,117)
   Futures contracts .....................................      640     (1,477)
                                                            -------
Net change in unrealized appreciation (depreciation) on:
   Investments ...........................................    6,923
   Futures contracts .....................................     (372)     6,551
                                                            -------    -------
Net realized and unrealized gain (loss) .............................    5,074
                                                                       -------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ...............  $ 5,381
                                                                       =======

  See accompanying notes which are an integral part of the financial statements.

                                                           Select Value Fund 201

SELECT VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands


                                                                     SIX MONTHS ENDED      JANUARY 31, 2001*
                                                                      APRIL 30, 2002             TO
                                                                        (UNAUDITED)        OCTOBER 31, 2001
                                                                     ----------------    -------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income ..........................................  $            307    $               506
   Net realized gain (loss) .......................................            (1,477)                (4,890)
   Net change in unrealized appreciation (depreciation) ...........             6,551                 (4,858)
                                                                     ----------------    -------------------
      Net increase (decrease) in net assets from operations .......             5,381                 (9,242)
                                                                     ----------------    -------------------
DISTRIBUTIONS
   From net investment income
      Class C .....................................................                (2)                    (7)
      Class E .....................................................               (12)                  (216)
      Class I .....................................................              (176)                    (2)
      Class S .....................................................              (183)                  (198)
                                                                     ----------------    -------------------
         Net decrease in net assets from distributions ............              (373)                  (423)
                                                                     ----------------    -------------------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions...            16,842                 74,935
                                                                     ----------------    -------------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS .......................            21,850                 65,270

NET ASSETS
   Beginning of period ............................................            65,270                     --
                                                                     ----------------    -------------------
   End of period (including undistributed net investment income
     of $17 and $83, respectively) ................................  $         87,120    $            65,270
                                                                     ================    ===================

* Commencement of sale.

See accompanying notes which are an integral part of the financial statements.

202 Select Value Fund

SELECT VALUE FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                             2002*      2001**
                                                           --------    --------

NET ASSET VALUE, BEGINNING OF PERIOD ....................  $   8.51    $  10.00
                                                           --------    --------
INCOME FROM OPERATIONS
   Net investment income (loss)(a)(d) ...................      (.02)         --
   Net realized and unrealized gain (loss) ..............       .65       (1.48)
                                                           --------    --------
      Total income from operations ......................       .63       (1.48)
                                                           --------    --------
DISTRIBUTIONS
   From net investment income ...........................      (.01)       (.01)
                                                           --------    --------
NET ASSET VALUE, END OF PERIOD ..........................  $   9.13    $   8.51
                                                           ========    ========
TOTAL RETURN (%)(b) .....................................      7.41      (14.76)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) .............     2,340       1,844

   Ratios to average net assets (%)(c):
      Operating expenses, net ...........................      1.94        2.00
      Operating expenses, gross .........................      2.48        2.64
      Net investment income (loss) ......................      (.32)        .00

   Portfolio turnover rate (%) ..........................     48.55       71.75

*   For the six months ended April 30, 2002 (Unaudited).
** For the period January 31, 2001(commencement of operations) to October 31, 2001.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) Less than $.01 per share for the period ended October 31, 2001.

                                                           Select Value Fund 203

SELECT VALUE FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                              2002*     2001**
                                                            --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD ....................   $   8.53   $  10.00
                                                            --------   --------
INCOME FROM OPERATIONS
   Net investment income (a) ............................        .02        .05
   Net realized and unrealized gain (loss) ..............        .65      (1.48)
                                                            --------   --------
      Total income from operations ......................        .67      (1.43)
                                                            --------   --------

DISTRIBUTIONS
   From net investment income ...........................       (.03)      (.04)
                                                            --------   --------

NET ASSET VALUE, END OF PERIOD ..........................   $   9.17   $   8.53
                                                            ========   ========

TOTAL RETURN (%)(b) .....................................       7.87     (14.33)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) .............      3,802      3,155

   Ratios to average net assets (%)(c):
      Operating expenses, net ...........................       1.07       1.25
      Operating expenses, gross .........................       1.60       1.85
      Net investment income .............................        .55        .76

   Portfolio turnover rate (%) ..........................      48.55      71.75

*   For the six months ended April 30, 2002 (Unaudited).
** For the period January 31, 2001(commencement of operations) to October 31, 2001.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

204 Select Value Fund

SELECT VALUE FUND

FINANCIAL HIGHLIGHTS - CLASS I


The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.



                                                            2002*       2001**
                                                          ---------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD ..................   $    8.54   $   10.00
                                                          ---------   ---------
INCOME FROM OPERATIONS
   Net investment income (a) ..........................         .05         .09
   Net realized and unrealized gain (loss) ............         .64       (1.48)
                                                          ---------   ---------
      Total income from operations ....................         .69       (1.39)
                                                          ---------   ---------
DISTRIBUTIONS
   From net investment income .........................        (.05)       (.07)
                                                          ---------   ---------
NET ASSET VALUE, END OF PERIOD ........................   $    9.18   $    8.54
                                                          =========   =========
TOTAL RETURN (%)(b) ...................................        8.03      (13.92)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ...........      42,316      28,983

   Ratios to average net assets (%)(c):
      Operating expenses, net .........................         .79         .79
      Operating expenses, gross .......................        1.37        1.48
      Net investment income ...........................         .83        1.25

   Portfolio turnover rate (%) ........................       48.55       71.75


*   For the six months ended April 30, 2002 (Unaudited).
** For the period January 31, 2001(commencement of operations) to October 31, 2001.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                          Select Value Fund 205

SELECT VALUE FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                              2002*      2001**
                                                             -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD ......................  $  8.53    $ 10.00
                                                             -------    -------

INCOME FROM OPERATIONS
   Net investment income (a) ..............................      .04        .08
   Net realized and unrealized gain (loss) ................      .64      (1.48)
                                                             -------    -------
      Total income from operations ........................      .68      (1.40)
                                                             -------    -------

DISTRIBUTIONS
   From net investment income .............................     (.04)      (.07)
                                                             -------    -------
NET ASSET VALUE, END OF PERIOD ............................  $  9.17    $  8.53
                                                             =======    =======

TOTAL RETURN (%)(b) .......................................     8.03     (14.04)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ...............   38,662     31,288

   Ratios to average net assets (%)(c):
      Operating expenses, net .............................      .85        .86
      Operating expenses, gross ...........................     1.39       1.50
      Net investment income ...............................      .78       1.18

   Portfolio turnover rate (%) ............................    48.55      71.75

*   For the six months ended April 30, 2002 (Unaudited).
** For the period January 31, 2001(commencement of operations) to October 31, 2001.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

206 Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO STATEMENT OF NET ASSETS

April 30, 2002 (Unaudited)

FOOTNOTES:
(a) Nonincome-producing security.
(b) Real Estate Investment Trust (REIT).
(c) Held as collateral in connection with futures contracts purchased (sold) or options written by the Fund.
(d) Rate noted is yield-to-maturity from date of acquisition.
(e) At amortized cost, which approximates market.
(f) Adjustable or floating rate security.
(g) Forward commitment.
(h) Perpetual floating rate security.
(i) Bond is insured by a guarantor.
(j) This security has been valued by the Security Valuation Committee, delegated by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.
(k) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(l) In default.

ABBREVIATIONS:
ADR   - American Depositary Receipt
GDR   - Global Depositary Receipt
ADS   - American Depositary Share
CMO   - Collateralized Mortgage Obligation
144A  - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
GDS   - Global Depositary Share
LIBOR - London Interbank Offered Rate
PIK   - Payment in Kind
FDIC  - Federal Deposit Insurance Company
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities
TBA   - To Be Announced Security

FOREIGN CURRENCY ABBREVIATIONS:
ARS - Argentine peso
AUD - Australian dollar
BRL - Brazilian real
CAD - Canadian dollar
CHF - Swiss franc
CLP - Chilean peso
CNY - Chinese renminbi yuan
COP - Columbian peso
CRC - Costa Rica colon
CZK - Czech koruna
DKK - Danish krone
EGP - Egyptian pound
EUR - Euro dollar
GBP - British pound sterling
HKD - Hong Kong dollar
HUF - Hungarian forint
IDR - Indonesian rupiah
ILS - Israeli shekel
INR - Indian rupee
ITL - Italian lira
JPY - Japanese yen
KES - Kenyan schilling
KRW - South Korean won
MXN - Mexican peso
MYR - Malaysian ringgit
PEN - Peruvian nouveau sol
PHP - Philippine peso
PLN - Polish zloty
RUB - Russian ruble
SEK - Swedish krona
SGD - Singapore dollar
SKK - Slovakian koruna
THB - Thai baht
TRL - Turkish lira
USD - United States dollar
VEB - Venezuelan bolivar
VND - Vietnam dong
ZAR - South African rand

                                            Notes to Statement of Net Assets 207

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2002 (Unaudited)

1. ORGANIZATION
   Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 31 different investment portfolios, referred to as "Funds." These financial statements report on fifteen Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

2. SIGNIFICANT ACCOUNTING POLICIES
   The Funds' financial statements are prepared in accordance with generally accepted accounting principles ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

   SECURITY VALUATION: United States equity and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Many fixed-income securities do not trade each day and, thus, last sale or bid prices are frequently not available. Fixed-income securities, therefore, may be valued using prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

   International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

   Short-term investments held by the Funds maturing within 60 days of the valuation date are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

   The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

   INVESTMENT TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

   INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

   REVISED AICPA AUDIT AND ACCOUNTING GUIDE: In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Funds to classify gains and losses realized on prepayments received on mortgage-backed securities presently included in realized gain/loss, as part of interest income. Adopting this accounting principle will not affect the net asset value of the Funds, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations and Changes in Net Assets. The Funds expect that the impact of the adoption of the principle of reclassifying gains and losses realized on prepayments received on mortgage-backed securities will not be material to the financial statements.

   AMORTIZATION AND ACCRETION: All premiums and discounts, including original issue discounts, for the Funds are amortized/accreted for both tax and financial reporting purposes.

   FEDERAL INCOME TAXES: As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds.

208 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2002 (Unaudited)


   At October 31, 2001, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:


                                      10/31/02      10/31/03    10/31/04        10/31/05
                                     -----------  -----------  -----------   -------------
   Diversified Equity                $        --  $        --  $        --   $          --
   Special Growth                             --           --           --              --
   Equity Income                              --           --           --              --
   Quantitative Equity                        --           --           --              --
   International Securities                   --           --           --              --
   Emerging Markets                           --    2,887,175      348,806              --
   Real Estate Securities                     --           --           --              --
   Short Term Bond                     5,004,287    2,834,049    1,947,924         574,853
   Diversified Bond                           --           --           --              --
   Multistrategy Bond                         --           --           --              --
   Tax Exempt Bond                            --           --       63,833          15,075
   Tax-Managed Large Cap                      --           --           --              --
   Tax-Managed Mid & Small Cap                --           --           --              --
   Select Growth                              --           --           --              --
   Select Value                               --           --           --              --


                                       10/31/06     10/31/07     10/31/08       10/31/09        TOTALS
                                     -----------  -----------  -----------   -------------   -------------
   Diversified Equity                $        --  $        --  $        --   $ 176,093,570   $ 176,093,570
   Special Growth                             --           --           --      14,602,506      14,602,506
   Equity Income                              --           --   11,599,781         565,159      12,164,940
   Quantitative Equity                        --           --           --     110,262,910     110,262,910
   International Securities                   --           --           --     127,067,318     127,067,318
   Emerging Markets                   56,335,865   30,325,300    6,163,374      63,634,607     159,695,127
   Real Estate Securities                     --   15,587,051   10,165,234              --      25,752,285
   Short Term Bond                        51,911    3,481,990    2,691,693              --      16,586,707*
   Diversified Bond                           --           --      549,836              --         549,836
   Multistrategy Bond                         --    6,014,949    8,733,024              --      14,747,973
   Tax Exempt Bond                       141,152      399,028    1,845,627              --       2,464,715
   Tax-Managed Large Cap                 655,350      716,803   15,494,001      40,037,533      56,903,687
   Tax-Managed Mid & Small Cap                --           --    6,468,429      17,757,128      24,225,557
   Select Growth                              --           --           --      15,489,408      15,489,408
   Select Value                               --           --           --       4,577,864       4,577,864

   * A portion of the loss carryforward was acquired from the Volatility Constrained Bond Fund and may be limited to offset future capital gains of the Fund to the extent provided by regulations.

                                               Notes to Financial Statements 209

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2002 (Unaudited)

   The aggregate cost of investments and the composition of gross unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2002 are as follows:

                                                                                               NET
                                                          GROSS            GROSS           UNREALIZED
                                        FEDERAL TAX      UNREALIZED      UNREALIZED        APPRECIATION
                                            COST        APPRECIATION   (DEPRECIATION)     (DEPRECIATION)
                                      ---------------  -------------   --------------     --------------
   Diversified Equity                 $ 1,045,796,398  $ 211,439,701   $ (28,045,823)      $ 183,393,878
   Special Growth                         590,635,453    160,346,208     (25,971,785)        134,374,423
   Equity Income                           93,602,655     18,939,877      (4,780,184)         14,159,693
   Quantitative Equity                  1,131,321,166    228,936,790     (52,826,620)        176,110,170
   International Securities               863,878,151    105,690,549     (45,122,471)         60,568,078
   Emerging Markets                       294,659,159    103,443,171     (42,012,872)         61,430,299
   Real Estate Securities                 549,865,537    142,834,536         (56,550)        142,777,986
   Short Term Bond                        538,962,828      6,173,025      (1,380,973)          4,792,052
   Diversified Bond                       953,670,049      2,250,217      (6,606,059)         (4,355,842)
   Multistrategy Bond                     824,998,991      2,866,287      (5,235,305)         (2,369,018)
   Tax Exempt Bond                        156,215,418      4,912,951        (161,267)          4,751,684
   Tax-Managed Large Cap                  443,990,392     76,723,157     (32,293,128)         44,430,029
   Tax-Managed Mid & Small Cap             99,016,939     22,404,996     (11,413,829)         10,991,167
   Select Growth                           57,446,064     17,986,573     (20,264,722)         (2,278,149)
   Select Value                            85,275,804      5,900,479      (4,147,770)          1,752,709


   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: For all Funds, income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly for the equity Funds, annually for the International Securities Fund and monthly for the fixed income Funds. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss and by recording gains and losses from securities transactions on the basis of specific identified cost incurred by each money manager for financial reporting purposes and on the basis of specific identified cost incurred by each Fund for tax purposes.

   EXPENSES: The Funds, and when appropriate each Class, will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Advisor"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund or Class are allocated among all Funds and/or Classes principally based on their relative net assets.

   FOREIGN CURRENCY TRANSLATIONS: The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

   (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

   (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

210 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2002 (Unaudited)

   Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

   The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

   DERIVATIVES: To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

   The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by certain Funds through the use of options and futures to earn "market-like" returns with their excess and liquidity reserve cash balances. Hedging is used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   FOREIGN CURRENCY EXCHANGE CONTRACTS: In connection with portfolio purchases and sales of securities denominated in a foreign currency, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The International Securities Fund may enter into forward foreign currency overlays on liquidity reserve balances. Additionally, from time to time the International Securities, Emerging Markets, Diversified Bond and Multistrategy Bond Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at April 30, 2002 are presented on the Statement of Net Assets for the applicable Funds.

   FORWARD COMMITMENTS: The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) (i.e., a "forward commitment", "delayed settlement" or "when issued" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

   INVESTMENT IN EMERGING MARKETS: Investing in emerging markets may involve special risks and considerations for the Emerging Markets Fund not typically associated with investing in the United States Markets. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

                                               Notes to Financial Statements 211

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2002 (Unaudited)

   OPTIONS: The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. These Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

   When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

   If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

   FUTURES CONTRACTS: The domestic and international equity Funds utilize futures to equitize liquidity reserve balances. Multistrategy Bond Fund may utilize futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Changes in the initial settlement values of futures contracts are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

3. INVESTMENT TRANSACTIONS

   SECURITIES: During the period ended April 30, 2002, purchases and sales of investment securities (excluding US Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

                                               PURCHASES               SALES
                                             -------------         -------------
   Diversified Equity                        $ 545,265,930         $ 556,986,758
   Special Growth                              309,783,621           326,459,842
   Equity Income                                38,535,499            45,295,399
   Quantitative Equity                         384,773,616           356,448,530
   International Securities                    283,978,284           265,305,328
   Emerging Markets                            144,855,492           154,008,322
   Real Estate Securities                      220,292,054           215,147,868
   Short Term Bond                             135,319,410           106,288,807
   Diversified Bond                            133,836,981           128,214,380
   Multistrategy Bond                          235,661,156           258,411,736
   Tax Exempt Bond                              26,442,668            16,698,318
   Tax-Managed Large Cap                       155,796,561           144,943,129
   Tax-Managed Mid & Small Cap                  35,949,628            37,217,520
   Select Growth                                49,600,522            43,578,411
   Select Value                                 45,187,171            23,290,398

   Purchases and sales of US Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

                                               PURCHASES               SALES
                                             -------------         -------------
   Short Term Bond                           $ 402,110,980         $ 361,561,341
   Diversified Bond                            482,475,598           524,163,505
   Multistrategy Bond                          356,187,498           361,160,132

212 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2002 (Unaudited)

   WRITTEN OPTIONS CONTRACTS: Fund transactions in written options contracts for the period ended April 30, 2002 were as follows:

                                                DIVERSIFIED BOND
                                      -----------------------------------
                                      NOTIONAL VALUE (1)      PREMIUMS
                                            (000)             RECEIVED
                                      ------------------    -------------
   Outstanding October 31, 2001             $     17,400       $   59,601
   Opened                                          1,085           32,889
   Closed                                        (18,485)         (92,490)
   Expired                                            --               --
                                            ------------       ----------
   Outstanding April 30, 2002               $         --       $       --
                                            ============       ==========


                                                 MULTISTRATEGY BOND
                                      -----------------------------------
                                      NOTIONAL VALUE (1)      PREMIUMS
                                           (000)              RECEIVED
                                      ------------------    -------------
   Outstanding October 31, 2001             $     46,686    $   2,428,941
   Opened                                         11,261          855,471
   Closed                                        (40,204)        (936,980)
   Expired                                          (503)        (179,841)
                                            ------------    -------------
   Outstanding April 30, 2002               $     17,240    $   2,167,591
                                            ============    =============

                                               EMERGING MARKETS
                                      -----------------------------------
                                      NOTIONAL VALUE (1)      PREMIUMS
                                            (000)             RECEIVED
                                      ------------------    -------------
   Outstanding October 31, 2001             $      7,495    $     551,624
   Opened                                         15,052          936,130
   Closed                                        (22,514)      (1,128,949)
   Expired                                            --               --
                                            ------------    -------------
   Outstanding April 30, 2002               $         33    $     358,805
                                            ============    =============

   (1) Each $100,000 notional value represents 1 contract.

   SECURITIES LENDING: The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and the securities lending agent and is recorded as income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of April 30, 2002, the value of outstanding securities on loan and the value of collateral amounted to as follows:


                                         VALUE OF            VALUE OF
                                    SECURITIES ON LOAN      COLLATERAL
                                    ------------------    -------------
   Diversified Equity                    $  47,927,396    $  49,424,907
   Special Growth                           63,061,720       65,444,154
   Equity Income                             1,151,756        1,183,511
   Quantitative Equity                      35,046,450       36,475,502
   Real Estate Securities                    4,037,023        4,173,620
   Diversified Bond                        115,411,788      116,620,849
   Multistrategy Bond                       50,935,649       52,814,506
   Tax-Managed Large Cap                    14,701,716       15,484,185
   Tax-Managed Mid & Small Cap                   5,856            5,700
   Select Growth                             1,848,831        1,924,532
   Select Value                              1,949,391        2,005,360

                                               Notes to Financial Statements 213

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2002 (Unaudited)

   As of April 30, 2002, the cash collateral received for the securities on loan are invested as follows:

                                     FRIC MONEY    DEUTSCHE BANK
                                       MARKET       IDA FUND (1)
                                     ----------    -------------
   Diversified Equity                25,411,318       24,062,247
   Special Growth                    33,701,437       31,861,130
   Equity Income                        608,490          576,186
   Quantitative Equity               18,753,512       17,757,899
   Real Estate Securities             2,145,825        2,031,904
   Diversified Bond                  59,959,434       56,776,225
   Multistrategy Bond                27,154,046       25,712,455
   Tax-Managed Large Cap              7,961,038        7,538,391
   Tax-Managed Mid & Small Cap            2,931            2,775
   Select Growth                        989,479          936,948
   Select Value                       1,031,036          976,299

   (1) The Deutsche Bank IDA Fund investment balance includes pending items that account for the difference between the total amount invested and the total cash collateral amount.

4. RELATED PARTIES

   ADVISOR AND ADMINISTRATOR: FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company, a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company. Frank Russell Company researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.

   The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the Frank Russell Investment Company Money Market Fund (a series of the Investment Company not presented herein). As of April 30, 2002, $624,898,000 of the Money Market Fund's net assets represents investments by these Funds and $428,732,000 represents the investments of other affiliated Funds not presented herein. In addition, a portion of the collateral received from the Investment Company's securities lending program in the amount of $395,000,000 is invested in the Money Market Fund.

   The advisory and administrative fees, which are based upon the average daily net assets of each Fund and the rates specified in the table below, are payable monthly and total $28,558,477 and $2,343,749, respectively, for the year ended April 30, 2002. Prior to April 18, 2002, FRIMCo reduced its advisory fees for each Fund by advisory fees incurred on assets invested in the Money Market Fund.

                                         ANNUAL RATE
                                  -------------------------
                                  ADVISOR     ADMINISTRATOR
                                  --------    -------------
   Diversified Equity                0.73%            0.05%
   Special Growth                    0.90             0.05
   Equity Income                     0.75             0.05
   Quantitative Equity               0.73             0.05
   International Securities          0.90             0.05
   Emerging Markets                  1.15             0.05
   Real Estate Securities            0.80             0.05
   Short Term Bond                   0.45             0.05
   Diversified Bond                  0.40             0.05
   Multistrategy Bond                0.60             0.05
   Tax Exempt Bond                   0.30             0.05
   Tax-Managed Large Cap             0.70             0.05
   Tax-Managed Mid & Small Cap       0.98             0.05
   Select Growth                     0.80             0.05
   Select Value                      0.70             0.05

   The Advisor has contractually agreed to waive up to the full amount of its 1.03% combined advisory and administrative fees for the Tax-Managed Mid & Small Cap Fund, and to reimburse the Fund to the extent that Fund level expenses exceed 1.25% of the Fund's average daily net assets on an annual basis. The total amount of the waiver for the period ended April 30, 2002 was $175,450.

   The Advisor has contractually agreed to waive up to the full amount of its 0.50% combined advisory and administrative fees for the Short Term Bond Fund, and to reimburse the Fund to the extent that fund level expenses exceed 0.52% of the Fund's average daily net assets on an annual basis. The total amount of the waiver for the period ended April 30, 2002 was $449,641. There were no reimbursements for the period ended April 30, 2002.

214 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2002 (Unaudited)

   The Advisor has contractually agreed to waive up to the full amount of its 0.85% combined advisory and administrative fees for the Select Growth Fund, and to reimburse the Fund to the extent that Fund level expenses exceed 0.83% of the Fund's average daily net assets on an annual basis. The total amount of the waiver for the period ended April 30, 2002 was $231,254. There were no reimbursements for the period ended April 30, 2002.

   The Advisor has contractually agreed to waive up to the full amount of its 0.75% combined advisory and administrative fees for the Select Value Fund, and to reimburse the Fund to the extent that Fund level expenses exceed 0.73% of the Fund's average daily net assets on an annual basis. The total amount of the waiver for the period ended April 30, 2002 was $220,211. There were no reimbursements for the period ended April 30, 2002.

   In accordance with the special servicing agreement entered into in February 1999 by the Advisor, the Fund of Funds (a group of five LifePoints and the Tax-Managed Global Equity Fund which invest in a combination of Class S shares of the Investment Company's portfolios) and the Funds listed below, with the exception of the Equity Income Fund and the Tax Exempt Bond Fund, the "Underlying Funds" in which the Fund of Funds invest, expenses from the operation of the Fund of Funds are borne by the Underlying Funds based on each Underlying Fund's proportionate share of assets owned by the Fund of Funds. No Underlying Funds will be charged expenses that exceed the estimated savings to each respective Underlying Fund.

   These estimated savings result from the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Underlying Funds. In the event that the financial benefits to the Underlying Funds do not exceed aggregate expenses of any Fund of Fund, the Advisor will reimburse the respective Underlying Funds.

   For the period ended April 30, 2002, the special servicing expense charged to the Underlying Funds amounted to:


                                         AMOUNT
      UNDERLYING FUNDS                    PAID
   -------------------------------     --------
   Diversified Equity                  $ 60,276
   Special Growth                        32,462
   Quantitative Equity                   62,186
   International Securities              39,026
   Emerging Markets                      14,566
   Real Estate Securities                24,295
   Short Term Bond                       26,485
   Diversified Bond                      42,910
   Multistrategy Bond                    35,903
   Tax-Managed Large Cap                 14,492
   Tax-Managed Mid & Small Cap            4,959



   CUSTODIAN: The Funds have entered into arrangements with their Custodian whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the period ended April 30, 2002 the Fund's custodian fees were reduced by the following amounts under these arrangements:

   Diversified Equity                  $    632
   Special Growth                         2,347
   Equity Income                             53
   Quantitative Equity                    1,486
   International Securities                 706
   Emerging Markets                       1,318
   Real Estate Securities                 1,522
   Short Term Bond                        5,368
   Diversified Bond                      17,285
   Multistrategy Bond                    12,359
   Tax Exempt Bond                          605
   Tax-Managed Large Cap                    200
   Tax-Managed Mid & Small Cap            2,673
   Select Growth                            198
   Select Value                             192

                                               Notes to Financial Statements 215

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2002 (Unaudited)

   ANALYTIC SERVICES: Fees for analytic services provided to the Funds are paid or accrued to Russell/Mellon Analytical Services, an affiliate of the Investment Company. Russell/Mellon Analytical Services provides TruVP System to the Funds, pursuant to a written Service Agreement. The TruVP System provides analytics used by the investment department. Total fees for the Funds reported herein for the period ended April 30, 2002 were $88,826.

   TRANSFER AGENT: The Funds have a contract with FRIMCo to provide transfer agent services to the Investment Company. Total fees for the Funds reported herein for the period ended April 30, 2002 were $6,306,031.

   In addition, FRIMCo has contractually agreed to waive a portion of its transfer agency fees to the extent that those fees would affect "Other Expenses" of certain Funds by one basis point of more. The total transfer agent fee waiver for the year ended April 30, 2002 were as follows:


                                  TA FEE
           FUND                WAIVER AMOUNT
   ----------------------      -------------
   Real Estate Securities      $       1,514
   Select Growth                       5,012
   Select Value                        5,584

   DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of FRIMCo, or any Selling Agents, as defined in the Plan, an amount for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the Class C shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.75% of the average daily net assets of a Fund's Class C shares on an annual basis.

   In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Funds may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class E and Class C shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class E and Class C shares on an annual basis.

   BROKERAGE COMMISSIONS: The Funds may effect portfolio transactions through Frank Russell Securities, Inc., an affiliate of the Advisor, when a money manager determines that the Fund will receive competitive execution, price, and commissions. Amounts retained by Frank Russell Securities, Inc. for the period ended April 30, 2002 were as follows:

   UNDERLYING FUNDS                     AMOUNT
   ------------------------           ----------
   Diversified Equity                 $   10,249
   Special Growth                         28,884
   Equity Income                           3,663
   Quantitative Equity                     7,861
   International Securities               48,559
   Emerging Markets                       31,138
   Real Estate Securities                 21,055
   Tax-Managed Large Cap                   6,948
   Tax-Managed Mid & Small Cap            11,059
   Select Growth                           3,792
   Select Value                            5,979

   Additionally, the Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Advisor.

   BOARD OF TRUSTEES: The Investment Company pays each of its Trustees not affiliated with FRIMCo a retainer of $52,000 per year. Additionally, there is a retainer of $10,000 paid to the committee lead; a $6,000 retainer to each committee chair; a $5,000 retainer for each member attending the committee meeting in person and $2,000 for any special or additional meeting attended in person. The Trustee will receive a $500 retainer for attending the meeting by phone instead of receiving the full retainer had the member attended in person. Out of pocket expenses are also paid by the Investment Company.

216 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2002 (Unaudited)

5. FUND SHARE TRANSACTIONS
   Share transactions for the period ended April 30, 2002 and the year ended October 31, 2001 were as follows:

                                                            SHARES                   DOLLARS (000)
                                                   -------------------------    -------------------------
                                                      2002          2001           2002          2001
                                                   ----------    -----------    -----------    ----------
DIVERSIFIED EQUITY
   CLASS C
   Proceeds from shares sold                          209,561        230,458    $     8,024    $    9,785
   Proceeds from reinvestment of distributions             --          2,897             --           127
   Payments for shares redeemed                       (63,808)       (98,508)        (2,450)       (4,199)
                                                   ----------    -----------    -----------    ----------
   Net increase (decrease)                            145,753        134,847          5,574         5,713
                                                   ----------    -----------    -----------    ----------
   CLASS E
   Proceeds from shares sold                          141,229        464,640          5,510        19,882
   Proceeds from reinvestment of distributions            458          3,339             18           144
   Payments for shares redeemed                      (153,132)      (208,224)        (6,006)       (9,025)
                                                   ----------    -----------    -----------    ----------
   Net increase (decrease)                            (11,445)       259,755           (478)       11,001
                                                   ----------    -----------    -----------    ----------
   CLASS S
   Proceeds from shares sold                        4,990,296      8,758,504        194,717       372,636
   Proceeds from reinvestment of distributions         41,812        211,490          1,623         9,069
   Payments for shares redeemed                    (4,511,919)    (8,178,277)      (176,594)     (347,412)
                                                   ----------    -----------    -----------    ----------
   Net increase (decrease)                            520,189        791,717         19,746        34,293
                                                   ----------    -----------    -----------    ----------
   Total increase (decrease)                          654,497      1,186,319    $    24,842    $   51,007
                                                   ==========    ===========    ===========    ==========

SPECIAL GROWTH
   CLASS C
   Proceeds from shares sold                          103,818        107,466    $     4,464    $    4,466
   Proceeds from reinvestment of distributions             --         31,189             --         1,301
   Payments for shares redeemed                       (31,368)       (37,830)        (1,341)       (1,596)
                                                   ----------    -----------    -----------    ----------
   Net increase (decrease)                             72,450        100,825          3,123         4,171
                                                   ----------    -----------    -----------    ----------
   CLASS E
   Proceeds from shares sold                           68,596        223,652          3,009         9,707
   Proceeds from reinvestment of distributions             --         27,857             --         1,181
   Payments for shares redeemed                       (83,860)      (149,838)        (3,609)       (6,548)
                                                   ----------    -----------    -----------    ----------
   Net increase (decrease)                            (15,264)       101,671           (600)        4,340
                                                   ----------    -----------    -----------    ----------
   CLASS S
   Proceeds from shares sold                        1,981,175      4,289,104         87,943       185,419
   Proceeds from reinvestment of distributions            638      1,640,577             28        70,693
   Payments for shares redeemed                    (2,689,857)    (4,780,046)      (119,436)     (208,642)
                                                   ----------    -----------    -----------    ----------
   Net increase (decrease)                           (708,044)     1,149,635        (31,465)       47,470
                                                   ----------    -----------    -----------    ----------
   Total increase (decrease)                         (650,858)     1,352,131    $   (28,942)   $   55,981
                                                   ==========    ===========    ===========    ==========

                                               Notes to Financial Statements 217

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2002 (Unaudited)

                                                               SHARES                     DOLLARS (000)
                                                     ------------------------     ------------------------
                                                        2002          2001           2002          2001
                                                     ----------   -----------     ----------    ----------
EQUITY INCOME
   CLASS C
   Proceeds from shares sold                             23,925         9,306     $      791    $      319
   Proceeds from reinvestment of distributions               --            --             --            --
   Payments for shares redeemed                          (9,885)       (3,269)          (323)         (113)
                                                     ----------   -----------     ----------    ----------
   Net increase (decrease)                               14,040         6,037            468           206
                                                     ----------   -----------     ----------    ----------
   CLASS E
   Proceeds from shares sold                              7,667        34,360            255         1,224
   Proceeds from reinvestment of distributions               69            88              2             3
   Payments for shares redeemed                          (1,908)      (34,247)           (63)       (1,216)
                                                     ----------   -----------     ----------    ----------
   Net increase (decrease)                                5,828           201            194            11
                                                     ----------   -----------     ----------    ----------
   CLASS S
   Proceeds from shares sold                            439,550     1,194,923         14,597        41,620
   Proceeds from reinvestment of distributions            9,589        18,288            319           623
   Payments for shares redeemed                        (680,943)   (1,881,238)       (22,578)      (64,995)
                                                     ----------   -----------     ----------    ----------
   Net increase (decrease)                             (231,804)     (668,027)        (7,662)      (22,752)
                                                     ----------   -----------     ----------    ----------
   Total increase (decrease)                           (211,936)     (661,789)    $   (7,000)   $  (22,535)
                                                     ==========   ===========     ==========    ==========

QUANTITATIVE EQUITY
   CLASS C
   Proceeds from shares sold                            260,708       239,209     $    8,837    $    8,681
   Proceeds from reinvestment of distributions               --        16,688             --           646
   Payments for shares redeemed                         (64,825)      (89,051)        (2,202)       (3,312)
                                                     ----------   -----------     ----------    ----------
   Net increase (decrease)                              195,883       166,846          6,635         6,015
                                                     ----------   -----------     ----------    ----------
   CLASS E
   Proceeds from shares sold                            164,069       598,117          5,651        22,163
   Proceeds from reinvestment of distributions            1,664        13,239             57           513
   Payments for shares redeemed                        (137,582)     (223,924)        (4,734)       (8,417)
                                                     ----------   -----------     ----------    ----------
   Net increase (decrease)                               28,151       387,432            974        14,259
                                                     ----------   -----------     ----------    ----------
   CLASS S
   Proceeds from shares sold                          6,489,762    10,479,081        223,985       388,643
   Proceeds from reinvestment of distributions           93,084     1,027,396          3,211        39,774
   Payments for shares redeemed                      (5,437,751)   (9,574,644)      (188,867)     (356,590)
                                                     ----------   -----------     ----------    ----------
   Net increase (decrease)                            1,145,095     1,931,833         38,329        71,827
                                                     ----------   -----------     ----------    ----------
   Total increase (decrease)                          1,369,129     2,486,111     $   45,938    $   92,101
                                                     ==========   ===========     ==========    ==========

218 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2002 (Unaudited)

                                                             SHARES                   DOLLARS (000)
                                                    ------------------------   --------------------------
                                                       2002           2001          2002          2001
                                                    ----------   -----------   ------------   -----------
 INTERNATIONAL SECURITIES
    CLASS C
    Proceeds from shares sold                          117,681       112,217   $      5,444   $     5,942
    Proceeds from reinvestment of distributions             --         9,299             --           542
    Payments for shares redeemed                       (25,605)      (31,169)        (1,177)       (1,676)
                                                   -----------   -----------   ------------   -----------
    Net increase (decrease)                             92,076        90,347          4,267         4,808
                                                   -----------   -----------   ------------   -----------
    CLASS E
    Proceeds from shares sold                          100,444       261,994          4,746        14,035
    Proceeds from reinvestment of distributions             --         8,075             --           478
    Payments for shares redeemed                       (79,635)      (78,019)        (3,755)       (4,300)
                                                   -----------   -----------   ------------   -----------
    Net increase (decrease)                             20,809       192,050            991        10,213
                                                   -----------   -----------   ------------   -----------
    CLASS S
    Proceeds from shares sold                        3,983,711     7,090,493        188,601       390,986
    Proceeds from reinvestment of distributions             20       582,973              1        34,657
    Payments for shares redeemed                    (3,481,187)   (6,627,569)      (165,227)     (364,926)
                                                   -----------   -----------   ------------   -----------
    Net increase (decrease)                            502,544     1,045,897         23,374        60,717
                                                   -----------   -----------   ------------   -----------
    Total increase (decrease)                          615,429     1,328,294   $     28,632   $    75,738
                                                   ===========   ===========   ============   ===========

 EMERGING MARKETS
    CLASS C
    Proceeds from shares sold                          138,612       137,117   $      1,181   $     1,123
    Proceeds from reinvestment of distributions             --            --             --            --
    Payments for shares redeemed                       (27,961)      (35,899)          (236)         (284)
                                                   -----------   -----------   ------------   -----------
    Net increase (decrease)                            110,651       101,218            945           839
                                                   -----------   -----------   ------------   -----------
    CLASS E
    Proceeds from shares sold                          321,895       567,859          2,623         4,705
    Proceeds from reinvestment of distributions             --            --             --            --
    Payments for shares redeemed                      (443,017)     (266,754)        (3,817)       (2,184)
                                                   -----------   -----------   ------------   -----------
    Net increase (decrease)                           (121,122)      301,105         (1,194)        2,521
                                                   -----------   -----------   ------------   -----------
    CLASS S
    Proceeds from shares sold                        6,734,862    16,388,682         57,660       135,632
    Proceeds from reinvestment of distributions         61,763           424            495             3
    Payments for shares redeemed                    (8,980,342)  (16,408,954)       (77,003)     (136,160)
                                                   -----------   -----------   ------------   -----------
    Net increase (decrease)                         (2,183,717)      (19,848)       (18,848)         (525)
                                                   -----------   -----------   ------------   -----------
    Total increase (decrease)                       (2,194,188)      382,475   $    (19,097)  $     2,835
                                                   ===========   ===========   ============   ===========

                                               Notes to Financial Statements 219

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2002 (Unaudited)


                                                                    SHARES                 DOLLARS (000)
                                                           ------------------------   ---------------------
                                                              2002          2001         2002       2001
                                                           ----------   -----------   ---------   ---------
REAL ESTATE SECURITIES
   CLASS C
   Proceeds from shares sold                                  148,595       103,276   $   4,343   $   2,875
   Proceeds from reinvestment of distributions                  6,912         6,912         202         192
   Payments for shares redeemed                               (38,554)      (29,021)     (1,121)       (804)
                                                           ----------   -----------   ---------   ---------
   Net increase (decrease)                                    116,953        81,167       3,424       2,263
                                                           ----------   -----------   ---------   ---------
   CLASS E
   Proceeds from shares sold                                   69,130       212,123       2,022       5,932
   Proceeds from reinvestment of distributions                 11,624        16,648         339         465
   Payments for shares redeemed                              (125,406)     (156,979)     (3,695)     (4,398)
                                                           ----------   -----------   ---------   ---------
   Net increase (decrease)                                    (44,652)       71,792      (1,334)      1,999
                                                           ----------   -----------   ---------   ---------
   CLASS S
   Proceeds from shares sold                                3,249,745     5,249,657      95,666     147,150
   Proceeds from reinvestment of distributions                542,365       928,495      15,938      26,005
   Payments for shares redeemed                            (4,406,413)   (9,472,152)   (130,741)   (265,634)
                                                           ----------   -----------   ---------   ---------
   Net increase (decrease)                                   (614,303)   (3,294,000)    (19,137)    (92,479)
                                                           ----------   -----------   ---------   ---------
   Total increase (decrease)                                 (542,002)   (3,141,041)  $ (17,047)  $ (88,217)
                                                           ==========   ===========   =========   =========

SHORT TERM BOND
   CLASS C
   Proceeds from shares sold                                  313,482        78,584   $   5,880 $     1,467
   Proceeds from reinvestment of distributions                  3,921         2,381          73          44
   Payments for shares redeemed                               (48,508)      (27,890)       (909)       (514)
                                                           ----------   -----------   ---------   ---------
   Net increase (decrease)                                    268,895        53,075       5,044         997
                                                           ----------   -----------   ---------   ---------
   CLASS E
   Proceeds from shares sold                                  291,423       564,628       5,474      10,581
   Proceeds from reinvestment of distributions                 18,910        36,645         352         680
   Payments for shares redeemed                              (245,165)     (214,143)     (4,612)     (4,004)
                                                           ----------   -----------   ---------   ---------
   Net increase (decrease)                                     65,168       387,130       1,214       7,257
                                                           ----------   -----------   ---------   ---------
   CLASS S
   Proceeds from shares sold                               11,307,497     8,965,303     212,360     167,732
   Proceeds from reinvestment of distributions                424,986       970,821       7,895      17,951
   Payments for shares redeemed                            (6,792,420)  (12,032,878)   (127,315)   (224,412)
                                                           ----------   -----------   ---------   ---------
   Net increase (decrease)                                  4,940,063    (2,096,754)     92,940     (38,729)
                                                           ----------   -----------   ---------   ---------
   Total increase (decrease)                                5,274,126    (1,656,549)  $  99,198   $ (30,475)
                                                           ==========   ===========   =========   =========


220 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2002 (Unaudited)

                                                                 SHARES                 DOLLARS (000)
                                                       --------------------------   ---------------------
                                                      2002          2001          2002        2001
                                                       -----------   ------------   ---------   ---------
DIVERSIFIED BOND
   CLASS C
   Proceeds from shares sold                               229,993        339,608   $   5,477   $   7,991
   Proceeds from reinvestment of distributions              10,303         18,406         246         430

   Payments for shares redeemed                            (92,698)       (66,549)     (2,207)     (1,564)
                                                       -----------   ------------   ---------   ---------
   Net increase (decrease)                                 147,598        291,465       3,516       6,857
                                                       -----------   ------------   ---------   ---------

   CLASS E
   Proceeds from shares sold                               242,775        653,827       5,785      15,438
   Proceeds from reinvestment of distributions              16,257         21,055         389         494
   Payments for shares redeemed                           (152,961)      (192,408)     (3,646)     (4,538)
                                                       -----------   ------------   ---------   ---------
   Net increase (decrease)                                 106,071        482,474       2,528      11,394
                                                       -----------   ------------   ---------   ---------

   CLASS S
   Proceeds from shares sold                             5,675,473      8,694,081     132,577     200,045
   Proceeds from reinvestment of distributions             388,425      1,002,327       9,094      22,906
   Payments for shares redeemed                         (5,613,029)   (10,710,798)   (131,377)   (246,481)
                                                       -----------   ------------   ---------   ---------
   Net increase (decrease)                                 450,869     (1,014,390)     10,294     (23,530)
                                                       -----------   ------------   ---------   ---------
   Total increase (decrease)                               704,538       (240,451)  $  16,338   $  (5,279)
                                                       ===========   ============   =========   =========

MULTISTRATEGY BOND
   CLASS C
   Proceeds from shares sold                               459,660        620,916   $   4,535   $   6,129
   Proceeds from reinvestment of distributions              42,573         61,240         420         600
   Payments for shares redeemed                           (212,955)      (254,709)     (2,112)     (2,514)
                                                       -----------   ------------   ---------   ---------
   Net increase (decrease)                                 289,278        427,447       2,843       4,215
                                                       -----------   ------------   ---------   ---------

   CLASS E
   Proceeds from shares sold                               315,151      1,167,068       3,106      11,535
   Proceeds from reinvestment of distributions              39,030         51,741         385         508
   Payments for shares redeemed                           (220,059)      (621,025)     (2,182)     (6,163)
                                                       -----------   ------------   ---------   ---------
   Net increase (decrease)                                 134,122        597,784       1,309       5,880
                                                       -----------   ------------   ---------   ---------

   CLASS S
   Proceeds from shares sold                            10,242,123     14,416,410     101,249     142,069
   Proceeds from reinvestment of distributions           1,314,799      2,485,924      12,976      24,354
   Payments for shares redeemed                         (9,733,189)   (17,658,846)    (96,446)   (174,190)
                                                       -----------   ------------   ---------   ---------
   Net increase (decrease)                               1,823,733       (756,512)     17,779      (7,767)
                                                       -----------   ------------   ---------   ---------
   Total increase (decrease)                             2,247,133        268,719   $  21,931   $   2,328
                                                       ===========   ============   =========   =========

                                               Notes to Financial Statements 221

FRANK RUSSELL INVESTMENT COMPANY RUSSELL FUNDS

April 30, 2002 (Unaudited)

                                                    SHARES                        DOLLARS (000)
                                        ------------------------------   -------------------------------
                                             2002             2001            2002             2001
                                        --------------   -------------   --------------   --------------
TAX EXEMPT BOND
   CLASS C
   Proceeds from shares sold                    83,610          74,211   $        1,794   $        1,578
   Proceeds from reinvestment of
     distributions                               1,586           1,875               34               40
   Payments for shares redeemed                (13,189)        (10,231)            (283)            (218)
                                        --------------   -------------   --------------   --------------
   Net increase (decrease)                      72,007          65,855            1,545            1,400
                                        --------------   -------------   --------------   --------------

   CLASS E
   Proceeds from shares sold                    79,576         184,936            1,710            3,956
   Proceeds from reinvestment of
     distributions                               3,672           3,913               79               84
   Payments for shares redeemed               (123,268)        (60,599)          (2,662)          (1,298)
                                        --------------   -------------   --------------   --------------
   Net increase (decrease)                     (40,020)        128,250             (873)           2,742
                                        --------------   -------------   --------------   --------------

   CLASS S
   Proceeds from shares sold                 1,994,798       2,643,162           42,862           56,321
   Proceeds from reinvestment of
     distributions                             122,337         231,171            2,622            4,902
   Payments for shares redeemed             (1,568,476)     (2,624,376)         (33,565)         (55,780)
                                        --------------   -------------   --------------   --------------
   Net increase (decrease)                     548,659         249,957           11,919            5,443
                                        --------------   -------------   --------------   --------------
   Total increase (decrease)                   580,646         444,062   $       12,591   $        9,585
                                        ==============   =============   ==============   ==============


TAX-MANAGED LARGE CAP
   CLASS C
   Proceeds from shares sold                   146,773         265,928   $        2,447   $        4,882
   Proceeds from reinvestment of
     distributions                                   -               -                -                -
   Payments for shares redeemed                (68,757)        (96,916)          (1,155)          (1,729)
                                        --------------   -------------   --------------   --------------
   Net increase (decrease)                      78,016         169,012            1,292            3,153
                                        --------------   -------------   --------------   --------------

   CLASS E (a)
   Proceeds from shares sold                    48,100         218,119              805            4,016
   Proceeds from reinvestment of
     distributions                                 500              28                9                1
   Payments for shares redeemed               (110,481)         (5,291)          (1,848)             (91)
                                        --------------   -------------   --------------   --------------
   Net increase (decrease)                     (61,881)        212,856           (1,034)           3,926
                                        --------------   -------------   --------------   --------------

   CLASS S
   Proceeds from shares sold                 7,835,761       8,792,604          132,720          159,338
   Proceeds from reinvestment of
     distributions                             120,308         139,710            2,057            2,668
   Payments for shares redeemed             (6,290,878)    (12,883,890)        (106,480)        (230,716)
                                        --------------   -------------   --------------   --------------
   Net increase (decrease)                   1,665,191      (3,951,576)          28,297          (68,710)
                                        --------------   -------------   --------------   --------------
   Total increase (decrease)                 1,681,326      (3,569,708)  $       28,555   $      (61,631)
                                        ==============   =============   ==============   ==============

(a) Share transactions for Class E are for the period December 8, 2000 (commencement of sale) to October 31, 2001.


222 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2002 (Unaudited)

                                                            SHARES              DOLLARS  (000)
                                                   ----------------------    ------------------
                                                      2002         2001        2002       2001
                                                   ---------     --------    --------    -------
TAX-MANAGED MID & SMALL CAP
   CLASS C
   Proceeds from shares sold                         112,502      173,113    $    974    $  1,602
   Proceeds from reinvestment of
     distributions                                        --           --          --          --
   Payments for shares redeemed                      (67,808)     (50,117)       (588)       (465)
                                                  ----------   ----------    --------    --------
   Net increase (decrease)                            44,694      122,996         386       1,137
                                                  ----------   ----------    --------    --------

   CLASS E (a)
   Proceeds from shares sold                          33,311      140,876         295       1,352
   Proceeds from reinvestment of
     distributions                                        --           --          --          --
   Payments for shares redeemed                      (41,474)     (36,248)       (354)       (285)
                                                  ----------   ----------    --------    --------
   Net increase (decrease)                            (8,163)     104,628         (59)      1,067
                                                  ----------   ----------    --------    --------

   CLASS S
   Proceeds from shares sold                       4,284,513    8,998,145      37,449      83,585
   Proceeds from reinvestment of
     distributions                                     9,534           --          84          --
   Payments for shares redeemed                   (3,943,072)  (7,231,736)    (34,725)    (63,746)
                                                  ----------   ----------    --------    --------
   Net increase (decrease)                           350,975    1,766,409       2,808      19,839
                                                  ----------   ----------    --------    --------
   Total increase (decrease)                         387,506    1,994,033    $  3,135    $ 22,043
                                                  ==========   ==========    ========    ========

   (a)  Share transactions for Class E are for the period December 8, 2000 (commencement of sale)
        to October 31, 2001.

SELECT GROWTH (b)
   CLASS C
   Proceeds from shares sold                          65,842      166,964         474       1,561
   Proceeds from reinvestment of
     distributions                                        --           --          --          --
   Payments for shares redeemed                         (426)     (13,972)         (3)       (102)
                                                  ----------   ----------    --------    --------
   Net increase (decrease)                            65,416      152,992         471       1,459
                                                  ----------   ----------    --------    --------

   CLASS E
   Proceeds from shares sold                       1,156,994      406,916       8,495      3 ,499
   Proceeds from reinvestment of
     distributions                                        --           --          --          --
   Payments for shares redeemed                     (557,398)        (735)     (4,032)         (6)
                                                  ----------   ----------    --------    --------
   Net increase (decrease)                           599,596     (406,181)      4,463       3,493
                                                  ----------   ----------    --------    --------

   CLASS I
   Proceeds from shares sold                         117,190    3,258,910         849      31,629
   Proceeds reinvestment of
     distributions                                        --           --          --          --
   Payments for shares redeemed                      (24,366)    (123,313)       (167)       (842)
                                                  ----------   ----------    --------    --------
   Net increase (decrease)                            92,824    3,135,597         682      30,787
                                                  ----------   ----------    --------    --------

   CLASS S
   Proceeds from shares sold                         235,712    3,737,572       1,711      35,271
   Proceeds from reinvestment of
     distributions                                        --           --          --          --
   Payments for shares redeemed                      (26,065)    (148,910)       (191)       (969)
                                                  ----------   ----------    --------    --------
   Net increase (decrease)                           209,647    3,588,662       1,520      34,302
                                                  ----------   ----------    --------    --------
   Total increase (decrease)                         967,487    7,283,432    $  7,136    $ 70,041
                                                  ==========   ==========    ========    ========

   (b)  Share transactions are for the period January 31, 2001 (commencement of operations) to
        October 31, 2001.

                                               Notes to Financial Statements 223

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2002 (Unaudited)

                                                    SHARES                        DOLLARS (000)
                                        ------------------------------   -------------------------------
                                              2002             2001            2002             2001
                                        --------------   -------------   --------------   --------------
SELECT VALUE (a)
   CLASS C
   Proceeds from shares sold                    45,739         223,038   $          427   $        2,153
   Proceeds from reinvestment
     of distributions                            1,314             181               12                2
   Payments for shares redeemed                 (2,499)         (6,468)             (23)             (55)
                                        --------------   -------------   --------------   --------------
   Net increase (decrease)                      44,554         216,751              416            2,100
                                        --------------   -------------   --------------   --------------

   CLASS E
   Proceeds from shares sold                 1,043,978         394,890            9,477            3,786
   Proceeds from reinvestment
     of distributions                           20,118             811              182                7
   Payments for shares redeemed               (516,988)        (25,822)          (4,669)            (250)
                                        --------------   -------------   --------------   --------------
   Net increase (decrease)                     547,108         369,879            4,990            3,543
                                        --------------   -------------   --------------   --------------

   CLASS I
   Proceeds from shares sold                    76,257       3,434,442              696           33,635
   Proceeds from reinvestment
     of distributions                              223          19,957                2              180
   Payments for shares redeemed                (36,910)        (58,864)            (334)            (515)
                                        --------------   -------------   --------------   --------------
   Net increase (decrease)                      39,570       3,395,535              364           33,300
                                        --------------   -------------   --------------   --------------

   CLASS S
   Proceeds from shares sold                 1,247,167       3,961,683           11,376           38,602
   Proceeds from reinvestment
     of distributions                           13,781          24,255              125              216
   Payments for shares redeemed                (46,744)       (317,533)            (429)          (2,826)
                                        --------------   -------------   --------------   --------------
   Net increase (decrease)                   1,214,204       3,668,405           11,072           35,992
                                        --------------   -------------   --------------   --------------
   Total increase (decrease)                 1,845,436       7,650,570   $       16,842   $       74,935
                                        ==============   =============   ==============   ==============

   (a) Share transactions are for the period January 31, 2001 (commencement of operations) to October 31, 2001.

6. LINE OF CREDIT
   The Investment Company (the "Participants") share in a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .125% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus .50% annually, is calculated based on the market rates at the time of the borrowing. The Funds may borrow up to a maximum of 33.33% of the value of their net assets under the agreement. The agreement will expire December 26, 2002. The Funds did not have any drawdowns for the period ended April 30, 2002.

7. BENEFICIAL INTEREST
   As of April 30, 2002, the following Funds have one or more shareholders with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

                                        %      %      %
                                      ----   ----   ----
   Diversified Equity                 20.2     --     --
   Special Growth                     27.2     --     --
   Equity Income                      21.0     --     --
   Quantitative Equity                22.1     --     --
   International Securities           21.2   10.3     --
   Emerging Markets                   29.7     --     --
   Real Estate Securities             35.6     --     --
   Short Term Bond                    30.4     --     --
   Diversified Bond                   22.4   21.5     --
   Multistrategy Bond                 28.6   17.0   12.5
   Tax Exempt Bond                    54.2     --     --
   Tax-Managed Large Cap              45.0   16.1     --
   Tax-Managed Mid & Small Cap        49.4     --     --
   Select Growth                      72.8   16.6     --
   Select Value                       53.4   19.5   18.1

224 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

MATTER SUBMITTED TO A VOTE OF SHAREHOLDERS

April 30, 2002 (Unaudited)

There was a Special Meeting in Lieu of Annual Meeting of Shareholders of the Frank Russell Investment Company ("the Investment Company") held at 909 A Street, Tacoma, Washington held on December 13, 2001.

THE FOLLOWING MATTERS WERE VOTED UPON AT THE MEETING

THE RESULT OF EACH VOTE ACCOMPANY THE DESCRIPTION OF EACH MATTER
----------------------------------------------------------------

1. Election of Trustees.
VOTE:
----

                                    FOR                               WITHHELD
                             -----------------                     -------------
Kristianne Blake             2,411,474,404.404                     8,451,167.148
Raymond P. Tennison, Jr.     2,411,476,320.327                     8,449,251.225

2. To amend the Equity Income and Equity III Fund fundamental investment objective such that such Funds will seek to provide capital appreciation.
VOTE:
----

                                    FOR              AGAINST          ABSTAIN
                             -----------------    -------------    -------------
Equity Income                    1,110,057.494       52,288.333       56,325.990

3.a To amend the fundamental investment restriction regarding borrowing.
VOTE:
----

                                    FOR               AGAINST         ABSTAIN
                             -----------------    -------------    -------------
Diversified Bond                18,073,336.494      615,640.136      201,518.808
Diversified Equity              15,267,167.694      868,483.243      190,585.556
Emerging Markets                19,274,715.606    1,076,685.015      179,927.463
Equity Income                    1,076,413.899      120,100.013       22,157.905
International Securities         9,182,393.142      540,875.760      119,460.349
Multistrategy Bond              33,330,881.720    1,537,698.936      343,838.382
Quantitative Equity             18,317,000.884      854,120.316      228,326.460
Real Estate Securities           9,084,954.211      375,900.508       91,367.003
Select Growth                    6,729,950.110       14,120.510            0.000
Select Value                     6,242,607.336       17,766.080            0.000
Short Term Bond                 10,498,374.489      602,141.470       57,133.315
Special Growth                   6,759,856.347      285,981.515       93,667.136
Tax Exempt Bond                  2,163,475.124       62,074.446      111,612.387
Tax-Managed Large Cap           11,475,542.921      200,069.903      168,911.828
Tax-Managed Mid & Small Cap      4,649,532.061       85,273.910       58,921.374

3.b To amend the fundamental investment restriction regarding underwriting.
VOTE:
----

                                    FOR              AGAINST          ABSTAIN
                             -----------------    -------------    -------------
Diversified Bond                18,109,414.365      589,550.436      191,530.637
Diversified Equity              15,890,277.609      269,757.824      166,201.060
Emerging Markets                20,163,686.036      215,284.982      152,357.066
Equity Income                    1,157,480.666       39,485.357       21,705.794
International Securities         9,522,123.755      216,503.479      104,102.017
Multistrategy Bond              34,469,834.170      449,939.466      292,645.402
Quantitative Equity             18,877,607.257      315,854.180      205,986.223
Real Estate Securities           9,353,269.642      116,898.507       82,053.573

                                  Matter Submitted to a Vote of Shareholders 225

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

MATTER SUBMITTED TO A VOTE OF SHAREHOLDERS - CONTINUED

April 30, 2002 (Unaudited)

3.b Continued ... To amend the fundamental investment restriction regarding underwriting.
VOTE:
----

                                    FOR              AGAINST          ABSTAIN
                             -----------------    -------------    -------------
Select Growth                    6,737,700.620        6,370.000            0.000
Select Value                     6,260,373.416            0.000            0.000
Short Term Bond                 10,977,500.279      144,515.773       35,633.225
Special Growth                   6,952,122.215      100,577.238       86,805.547
Tax Exempt Bond                  2,141,216.600       84,236.970      111,708.387
Tax-Managed Large Cap           11,549,111.367      129,710.181      165,703.098
Tax-Managed Mid & Small Cap      4,699,169.551       35,755.260       58,802.534

3.c To amend the fundamental investment restriction regarding lending.
VOTE:
----

                                    FOR              AGAINST          ABSTAIN
                             -----------------    -------------    -------------
Diversified Bond                18,357,988.617      319,157.282      213,349.541
Diversified Equity              15,837,934.149      265,950.161      222,352.183
Emerging Markets                20,082,371.743      241,270.003      207,686.338
Equity Income                    1,166,632.794       29,258.224       22,780.799
International Securities         9,555,695.369      145,492.783      141,541.098
Multistrategy Bond              34,390,090.763      408,597.933      413,730.342
Quantitative Equity             18,782,655.663      350,582.319      266,209.678
Real Estate Securities           9,326,828.312      124,008.750      101,384.660
Select Growth                    6,732,047.620       12,023.000            0.000
Select Value                     6,255,463.416        4,910.000            0.000
Short Term Bond                 10,888,982.479      195,651.350       73,015.445
Special Growth                   6,923,623.903      110,118.969      105,762.126
Tax Exempt Bond                  2,194,804.900       30,213.670      112,143.387
Tax-Managed Large Cap           11,563,469.147      104,942.697      176,112.808
Tax-Managed Mid & Small Cap      4,691,936.751       37,973.940       63,816.654

3.d To amend the fundamental investment restriction regarding investing in commodities.
VOTE:
----

                                    FOR              AGAINST          ABSTAIN
                             -----------------    -------------    -------------
Diversified Bond                18,017,562.901      677,783.147      195,149.390
Diversified Equity              15,416,322.620      698,642.461      211,271.412
Emerging Markets                19,555,687.896      779,930.781      195,709.407
Equity Income                    1,042,871.729      154,045.055       21,755.033
International Securities         9,306,019.697      400,633.144      136,076.410
Multistrategy Bond              33,821,037.451    1,001,446.805      389,934.782
Quantitative Equity             18,517,965.560      625,549.102      255,932.998
Real Estate Securities           9,160,892.676      294,647.884       96,681.162
Select Growth                    6,729,950.110       14,120.510            0.000
Select Value                     6,247,871.246       12,502.170            0.000
Short Term Bond                 10,797,677.434      290,562.950       69,408.890
Special Growth                   6,820,189.374      214,564.921      104,750.703
Tax Exempt Bond                  2,182,397.600       42,737.970      112,026.387
Tax-Managed Large Cap           11,524,238.221      145,296.413      174,990.018
Tax-Managed Mid & Small Cap      4,664,943.781       66,500.100       62,283.464


226 Matter Submitted to a Vote of Shareholders

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

MATTER SUBMITTED TO A VOTE OF SHAREHOLDERS - CONTINUED

April 30, 2002 (Unaudited)

3.e To amend the fundamental investment restriction regarding issuing senior securities.
VOTE:
----

                                   FOR               AGAINST          ABSTAIN
                             -----------------    -------------    -------------

Diversified Bond                18,415,650.161      269,687.838      205,157.439
Diversified Equity              15,609,203.826      430,828.619      286,204.048
Emerging Markets                19,915,112.731      416,028.590      200,186.763
Equity Income                    1,143,490.441       53,185.010       21,996.366
International Securities         9,522,932.734      179,816.385      139,980.131
Multistrategy Bond              34,211,379.688      595,254.588      405,784.762
Quantitative Equity             18,744,206.969      389,410.304      265,830.387
Real Estate Securities           9,231,616.705      221,620.741       98,984.277
Select Growth                    6,729,950.110       14,120.510            0.000
Select Value                     6,247,871.246       12,502.170            0.000
Short Term Bond                 10,860,736.374      228,051.140       68,861.760
Special Growth                   6,886,701.253      145,857.958      106,945.787
Tax Exempt Bond                  2,210,676.890       15,246.680      111,238.387
Tax-Managed Large Cap           11,561,448.191      107,342.363      175,734.098
Tax-Managed Mid & Small Cap      4,690,690.196       40,185.325       62,851.824

3.f To amend the fundamental investment restriction regarding industry concentration.
VOTE:
----

                                   FOR               AGAINST          ABSTAIN
                             -----------------    -------------    -------------
Diversified Bond                18,148,802.148       548,713.630     192,979.660
Diversified Equity              15,565,403.082       498,362.566     262,470.845
Emerging Markets                19,841,306.601       502,969.616     187,051.867
Equity Income                    1,113,294.835        82,504.949      22,872.033
International Securities         9,392,617.301       318,890.780     131,221.170
Multistrategy Bond              34,116,768.492       712,370.324     383,280.222
Quantitative Equity             18,716,163.437       439,695.215     243,589.008
Real Estate Securities           9,301,660.990       155,042.341      95,518.392
Select Growth                    6,732,047.620        12,023.000           0.000
Select Value                     6,249,572.416        10,801.000           0.000
Short Term Bond                 10,763,939.899       326,487.455      67,221.920
Special Growth                   6,898,401.189       140,346.886     100,756.923
Tax Exempt Bond                  2,216,270.900        10,012.670     110,878.387
Tax-Managed Large Cap           11,556,260.891       114,743.013     173,520.748
Tax-Managed Mid & Small Cap      4,678,729.341        49,804.130      65,193.874

5.a To eliminate the fundamental investment restriction regarding making investments in companies for the purpose of exercising control or management.
VOTE:
----

                                   FOR               AGAINST          ABSTAIN
                             -----------------    -------------    -------------
Diversified Bond                17,692,105.345    1,010,604.649      187,785.444
Diversified Equity              15,365,867.127      749,188.613      211,180.752
Emerging Markets                19,661,052.801      679,139.393      191,135.890
Equity Income                    1,056,722.999      141,044.428       20,904.390
International Securities         9,196,661.079      513,910.101      132,158.071
Multistrategy Bond              33,306,831.760    1,525,329.046      380,258.232
Quantitative Equity             18,344,201.398      797,644.204      257,602.058
Real Estate Securities           9,181,990.361      275,099.334       95,132.028

                                  Matter Submitted to a Vote of Shareholders 227

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

MATTER SUBMITTED TO A VOTE OF SHAREHOLDERS - CONTINUED

April 30, 2002 (Unaudited)

5.a Continued... To eliminate the fundamental investment restriction regarding making investments in companies for the purpose of exercising control or management.
VOTE:
----

                                    FOR              AGAINST          ABSTAIN
                             -----------------    -------------    -------------
Select Growth                  6,737,700.620          6,370.000            0.000
Select Value                   6,251,462.416          8,911.000            0.000
Short Term Bond               10,685,565.269        422,245.155       49,838.850
Special Growth                 6,758,502.236        277,446.191      103,556.571
Tax Exempt Bond                2,141,743.457         85,042.113      110,376.387
Tax-Managed Large Cap         11,427,435.781        246,361.203      170,727.668
Tax-Managed Mid & Small Cap    4,653,369.751         78,222.080       62,135.514

5.b To eliminate the fundamental investment restriction regarding purchasing securities on margin and making short sales.
VOTE:
----

                                   FOR              AGAINST          ABSTAIN
                             -----------------    -------------    -------------
Diversified Bond                17,753,674.730      952,382.942      184,437.766
Diversified Equity              15,411,929.762      712,051.329      202,255.402
Emerging Markets                19,625,972.299      715,312.098      190,043.687
Equity Income                    1,060,668.979      137,099.448       20,903.390
International Securities         9,173,677.114      539,054.867      129,997.270
Multistrategy Bond              33,613,949.009    1,218,497.377      379,972.652
Quantitative Equity             18,430,516.685      725,118.917      243,812.058
Real Estate Securities           9,208,892.437      249,689.024       93,640.262
Select Growth                    6,732,047.620       12,023.000            0.000
Select Value                     6,249,572.416       10,801.000            0.000
Short Term Bond                 10,691,991.124      415,818.290       49,839.860
Special Growth                   6,811,300.852      229,022.393       99,181.753
Tax Exempt Bond                  2,137,039.447       90,906.123      109,216.387
Tax-Managed Large Cap           11,472,550.591      200,908.393      171,065.668
Tax-Managed Mid & Small Cap      4,658,654.701       73,843.130       61,229.514

5.c To eliminate the fundamental investment restriction regarding purchasing securities of other investment companies.
VOTE:
----

                                    FOR              AGAINST          ABSTAIN
                             -----------------    -------------    -------------
Diversified Bond                18,372,529.869      330,032.814      187,932.755
Diversified Equity              15,683,245.684      381,878.638      261,112.171
Emerging Markets                20,107,946.674      244,934.157      178,447.253
Equity Income                    1,160,529.244       36,318.850       21,823.723
International Securities         9,548,944.558      164,938.292      128,846.401
Multistrategy Bond              34,338,134.060      496,292.286      377,992.692
Quantitative Equity             18,776,659.777      381,353.356      241,434.527
Real Estate Securities           8,513,415.705      943,877.111       94,928.907
Select Growth                    6,735,257.620        6,370.000        2,443.000
Select Value                     6,254,482.416        5,891.000            0.000
Short Term Bond                 10,922,619.589      185,156.735       49,872.950
Special Growth                   6,916,926.612      123,148.059       99,430.327
Tax Exempt Bond                  2,211,392.747       14,890.823      110,878.387
Tax-Managed Large Cap           11,551,707.541      118,271.253      174,545.858
Tax-Managed Mid & Small Cap      4,693,826.071       38,910.540       60,990.734

228 Matter Submitted to a Vote of Shareholders

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

MATTER SUBMITTED TO A VOTE OF SHAREHOLDERS - CONTINUED

April 30, 2002 (Unaudited)

5.d To eliminate the fundamental investment restriction regarding investments in options.
VOTE:
----

                                     FOR             AGAINST          ABSTAIN
                             -----------------    -------------    -------------
Diversified Bond                18,108,986.263      593,119.699      188,389.476
Diversified Equity              15,479,392.257      570,591.238      276,252.997
Emerging Markets                19,782,885.076      550,164.415      198,278.593
Equity Income                    1,074,522.591      123,048.503       21,100.723
International Securities         9,373,344.220      335,714.653      133,670.378
Multistrategy Bond              34,055,745.558      777,848.028      378,825.452
Quantitative Equity             18,657,098.403      485,021.279      257,327.978
Real Estate Securities           9,283,908.449      172,610.101       95,703.172
Select Growth                    6,737,700.620        6,370.000            0.000
Select Value                     6,260,373.416            0.000            0.000
Short Term Bond                 10,848,374.649      248,098.935       61,175.690
Special Growth                   6,883,990.617      154,474.707      101,039.674
Tax Exempt Bond                  2,190,403.747       37,242.823      109,515.387
Tax-Managed Large Cap           11,523,169.447      146,773.187      174,582.018
Tax-Managed Mid & Small Cap      4,682,661.901       49,437.980       61,627.464

5.e To eliminate the fundamental investment restriction regarding participating in joint trading accounts.
VOTE:
----

                                     FOR             AGAINST          ABSTAIN
                             -----------------    -------------    -------------
Diversified Bond                18,377,272.700       327,238.543     185,984.195
Diversified Equity              15,595,797.919       450,025.268     280,413.306
Emerging Markets                19,893,528.091       447,453.846     190,346.147
Equity Income                    1,138,143.886        59,691.541      20,836.390
International Securities         9,515,898.513       195,583.855     131,246.883
Multistrategy Bond              34,218,925.227       624,460.719     369,033.092
Quantitative Equity             18,742,440.364       413,208.759     243,798.537
Real Estate Securities           9,227,576.284       228,250.972      96,394.467
Select Growth                    6,735,603.110         8,467.510           0.000
Select Value                     6,258,672.246         1,701.170           0.000
Short Term Bond                 10,880,845.484       226,181.910      50,621.880
Special Growth                   6,889,456.002       149,359.060     100,689.936
Tax Exempt Bond                  2,192,064.747        34,272.823     110,824.387
Tax-Managed Large Cap           11,548,236.421       122,778.833     173,509.398
Tax-Managed Mid & Small Cap      4,688,935.501        39,384.930      65,406.914

5.f To eliminate the fundamental investment restriction regarding purchases or sales of portfolio securities involving affiliates.
VOTE:
----

                                     FOR             AGAINST          ABSTAIN
                             -----------------    -------------    -------------
Diversified Bond                18,419,468.240      277,593.322      193,433.876
Diversified Equity              15,697,341.821      356,532.698      272,361.974
Emerging Markets                20,096,453.806      240,420.796      194,453.482
Equity Income                    1,172,296.729       24,444.365       21,930.723
International Securities         9,562,143.382      148,347.877      132,237.991
Multistrategy Bond              34,358,576.985      475,020.571      378,821.482
Quantitative Equity             18,799,884.062      350,231.309      249,332.289
Real Estate Securities           9,333,471.062      122,828.815       95,921.845

                                  Matter Submitted to a Vote of Shareholders 229

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

MATTER SUBMITTED TO A VOTE OF SHAREHOLDERS - CONTINUED

April 30, 2002 (Unaudited)

5.f Continued ... To eliminate the fundamental investment restriction regarding purchases or sales of portfolio securities involving affiliates.
VOTE:
----

                                    FOR              AGAINST          ABSTAIN
                             -----------------    -------------    -------------
Select Growth                    6,729,604.620       12,023.000        2,443.000
Select Value                     6,252,444.416        7,929.000            0.000
Short Term Bond                 10,857,892.229      246,652.790       53,104.255
Special Growth                   6,929,715.403      109,040.840      100,748.755
Tax Exempt Bond                  2,191,916.747       34,420.823      110,824.387
Tax-Managed Large Cap           11,538,068.647      132,279.247      174,176.758
Tax-Managed Mid & Small Cap      4,693,097.271       39,082.210       61,547.864

5.g To eliminate the fundamental investment restriction regarding diversification of investments and regarding acquiring more than certain percentages of the securities of any one issuer.
VOTE:
----

                                    FOR              AGAINST          ABSTAIN
                             -----------------    -------------    -------------
Diversified Bond                17,626,818.160      738,590.705      525,086.573
Diversified Equity              15,158,568.530      760,345.731      407,322.232
Emerging Markets                19,438,695.573      759,107.064      333,525.447
Equity Income                    1,031,321.942      132,127.885       55,221.990
International Securities         9,146,256.334      428,307.307      268,165.610
Multistrategy Bond              33,083,382.185    1,047,593.661    1,081,443.192
Quantitative Equity             18,251,773.541      656,424.711      491,249.408
Real Estate Securities           9,063,373.932      300,579.419      188,268.372
Select Growth                    6,729,950.110       14,120.510            0.000
Select Value                     6,244,851.246       15,522.170            0.000
Short Term Bond                 10,794,531.294      276,670.520       86,447.460
Special Growth                   6,710,586.673      231,260.152      197,658.173
Tax Exempt Bond                  2,138,726.590       57,877.680      140,557.687
Tax-Managed Large Cap           11,392,425.221      183,372.653      268,726.778
Tax-Managed Mid & Small Cap      4,645,407.771       55,569.580       92,749.994

5.h To eliminate the Fixed Income I, Diversified Bond and Short Term Bond Funds' fundamental investment restriction regarding investments in convertible bonds.
VOTE:
----

                                    FOR              AGAINST          ABSTAIN
                             -----------------    -------------    -------------
Diversified Bond                18,025,739.821      679,545.173      185,210.444
Short Term Bond                 10,906,581.994      219,561.520       31,505.760

230 Matter Submitted to a Vote of Shareholders

RUSSELL FUNDS

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

TRUSTEES
   Lynn L. Anderson, Chairman
   Paul E. Anderson
   Paul Anton, PhD
   William E. Baxter
   Kristianne Blake
   Lee C. Gingrich
   Eleanor W. Palmer
   Raymond P. Tennison, Jr.

TRUSTEES EMERITUS
   George F. Russell, Jr.

OFFICERS
   Lynn L. Anderson, Chairman of the Board and President
   Mark Amberson, Director of Short Term Investment Funds
   Mark E. Swanson, Treasurer and Chief Accounting Officer
   Randall P. Lert, Director of Investments
   Karl Ege, Secretary and General Counsel

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, WA 98402

CONSULTANT
   Frank Russell Company
   909 A Street
   Tacoma, WA 98402

CUSTODIAN
   State Street Bank and Trust Company
   Allan Forbes Building
   150 Newport Avenue AFB35
   North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
   909 A Street
   Tacoma, WA 98402
   (800) RUSSEL4
   (800) 787-7354

LEGAL COUNSEL
   Stradley, Ronon, Stevens & Young, LLP
   2600 One Commerce Square
   Philadelphia, PA 19103-7098

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   909 A Street
   Tacoma, WA 98402

MONEY MANAGERS
DIVERSIFIED EQUITY FUND
   Alliance Capital Management L.P., Minneapolis, MN
   Barclays Global Investors, San Francisco, CA
   Jacobs Levy Equity Management, Inc., Florham Park, NJ
   Marsico Capital Management Company, LLC, Denver, CO
   MFS Institutional Advisers, Inc., Boston, MA
   Peachtree Asset Management, Atlanta, GA
   Strong Capital Management, Inc., Menomonee Falls, WI
   Suffolk Capital Management, LLC, New York, NY
   Turner Investment Partners, Inc., Berwyn, PA
   Westpeak Global Advisors, L.P., Boulder, CO

SPECIAL GROWTH FUND
   CapitalWorks Investment Partners, LLC, San Diego, CA
   David J. Greene and Company, LLC, New York, NY
   Delphi Management, Inc., Boston, MA
   GlobeFlex Capital, L.P., San Diego, CA
   Jacobs Levy Equity Management, Inc., Florham Park, NJ
   Sirach Capital Management, Inc., Seattle, WA
   Suffolk Capital Management, LLC, New York, NY
   TimesSquare Capital Management, Inc., New York, NY
   Westpeak Global Advisors, L.P., Boulder, CO

EQUITY INCOME FUND
   Barclays Global Investors, San Francisco, CA
   Iridian Asset Management LLC, Westport, CT
   Westpeak Global Advisors, L.P., Boulder, CO

QUANTITATIVE EQUITY FUND
   Barclays Global Investors, San Francisco, CA
   Franklin Portfolio Associates LLC, Boston, MA
   Jacobs Levy Equity Management, Inc., Florham Park, NJ
   J.P. Morgan Investment Management Inc., New York, NY

INTERNATIONAL SECURITIES FUND
   Alliance Capital Management L.P., Minneapolis, MN
   Capital International, Inc., Los Angeles, CA
   Delaware International Advisers Ltd., London, England
   Driehaus Capital Management, Inc., Chicago, IL
   Fidelity Management & Research Company, Boston, MA
   J.P. Morgan Investment Management Inc., New York, NY
   Marvin & Palmer Associates, Inc., Wilmington, DE
   Mastholm Asset Management, LLC, Bellevue, WA
   Oechsle International Advisors, LLC, Boston, MA
   The Boston Company Asset Management, LLC, Boston, MA

EMERGING MARKETS FUND
   Alliance Capital Management L.P., Minneapolis, MN
   Foreign & Colonial Emerging Markets Limited, London, England
   Genesis Asset Managers Limited, London, England
   Nicholas Applegate Capital Management, San Diego, CA
   Schroder Investment Management North America Ltd., New York, NY

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

                               Manager, Money Managers and Service Providers 231

RUSSELL FUNDS

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

REAL ESTATE SECURITIES FUND
   AEW Management and Advisors, L.P., Boston, MA
   RREEF America L.L.C., Chicago, IL
   Security Capital Research & Management Incorporated, Chicago, IL

SHORT TERM BOND FUND
   BlackRock Financial Management, Inc., New York, NY
   Merganser Capital Management LP, Cambridge, MA
   Pacific Investment Management Company LLC, Newport Beach, CA
   STW Fixed Income Management, Santa Barbara, CA

DIVERSIFIED BOND FUND
   Lincoln Capital Management Company, Chicago, IL
   Pacific Investment Management Company LLC, Newport Beach, CA
   TimesSquare Capital Management, Inc., New York, NY

MULTISTRATEGY BOND FUND
   Delaware Management Company, a series of Delaware Management Business Trust,
     Philadelphia, PA
   Morgan Stanley Investments LP, West Conshohocken, PA
   Pacific Investment Management Company LLC, Newport Beach, CA
   TimesSquare Capital Management, Inc., New York, NY

TAX EXEMPT BOND FUND
   MFS Institutional Advisors, Inc., Boston, MA
   Standish Mellon Asset Management Company LLC, Boston, MA

TAX-MANAGED LARGE CAP FUND
   J.P. Morgan Investment Management Inc., New York, NY

TAX-MANAGED MID & SMALL CAP FUND
   Geewax, Terker & Company, Chadds Ford, PA

SELECT GROWTH FUND
   CapitalWorks Investment Partners, LLC, San Diego, CA
   Fuller & Thaler Asset Management, Inc., San Mateo, CA
   Strong Capital Management, Inc., Menomonee Falls, WI
   TCW Investment Management Co., Los Angeles, CA
   Turner Investment Partners, Inc., Berwyn, PA

SELECT VALUE FUND
   Iridian Asset Management LLC, Westport, CT
   MFS Institutional Advisors, Inc., Boston, MA
   Systematic Financial Management, L.P., Teaneck, NJ

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

232 Manager, Money Managers and Service Providers

[LOGO] RUSSELL
Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402
253-627-7001
800-787-7354
Fax: 253-591-3495
www.russell.com
                                                               36-08-067 (0402)

                                          [GRAPHIC]

                              Frank Russell Cover

                              INSTITUTIONAL FUNDS
FRANK RUSSELL INVESTMENT COMPANY





[LOGO] RUSSELL
2002 Semiannual Report
CLASS E, I, AND Y SHARES
EQUITY I FUND
EQUITY II FUND
EQUITY III FUND
EQUITY Q FUND
INTERNATIONAL FUND
FIXED INCOME I FUNDS
FIXED INCOME III FUND
CLASS C, E, AND S SHARES
EMERGING MARKETS FUND
REAL ESTATE SECURITIES FUND
SHORT TERM BOND FUND
CLASS C, E, I, AND S SHARES
SELECT GROWTH FUND
SELECT VALUE FUND
APRIL 30, 2002

                        FRANK RUSSELL INVESTMENT
                        COMPANY

                        Frank Russell Investment Company
                        is a "series mutual fund" with 31
                        different investment portfolios.
                        These financial statements report
                        on twelve Funds, each of which has
                        distinct investment objectives and
                        strategies.

                        FRANK RUSSELL INVESTMENT
                        MANAGEMENT COMPANY

                        Responsible for overall management
                        and administration of the Funds.

                        FRANK RUSSELL COMPANY

                        Consultant to Frank Russell
                        Investment Management Company.

                        FRANK RUSSELL INVESTMENT COMPANY

                               INSTITUTIONAL FUNDS

                                SEMIANNUAL REPORT

                           APRIL 30, 2002 (UNAUDITED)




                                TABLE OF CONTENTS

                                                                   Page
      Equity I Fund .............................................    2

      Equity II Fund ............................................   15

      Equity III Fund ...........................................   31

      Equity Q Fund .............................................   41

      International Fund ........................................   53

      Fixed Income I Fund .......................................   72

      Fixed Income III Fund .....................................   94

      Emerging Markets Fund .....................................  113

      Real Estate Securities Fund ...............................  128

      Short Term Bond Fund ......................................  135

      Select Growth Fund ........................................  148

      Select Value Fund .........................................  159

      Notes to Statement of Net Assets ..........................  170

      Notes to Financial Statements .............................  171

      Matters Submitted to a Vote of Shareholders ...............  186

      Manager, Money Managers and Service Providers .............  191

FRANK RUSSELL INVESTMENT COMPANY - INSTITUTIONAL FUNDS
Copyright (C) Frank Russell Company 2002. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance as of April 1, 1995 is reported gross of investment advisory fees. For periods thereafter, performance and yields are reported net of investment advisory fees but gross of investment services fees, descriptions of which can be obtained from the investment advisor. Investment services fees and other account expenses will reduce performance (e.g., an investment services fee of 0.2% off average managed assets will reduce a 10.0% Semiannual return to 9.8%). The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investments in securities of non- US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

EQUITY I FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2002 (Unaudited)

                                                                          MARKET
                                                             NUMBER       VALUE
                                                               OF         (000)
                                                             SHARES         $
                                                           ----------    -------
COMMON STOCKS - 96.1%
AUTO AND TRANSPORTATION - 3.2%
Airborne, Inc.                                                    260          5
AMR Corp. (a)                                                  11,720        252
ArvinMeritor, Inc.                                              1,215         39
Autoliv, Inc.                                                  32,800        725
BorgWarner, Inc.                                                3,100        194
Burlington Northern Santa Fe Corp.                             35,390        973
Canadian National Railway Co.                                  16,016        766
Circuit City Stores, Inc. -
  Carmax Group (a)                                              1,300         38
Cooper Tire & Rubber Co.                                        4,200        104
Dana Corp.                                                     79,400      1,609
Delphi Corp.                                                   99,380      1,545
Expeditors International Washington, Inc.                       2,080        120
FedEx Corp. (a)                                                26,229      1,355
Ford Motor Co.                                                 65,289      1,045
General Motors Corp.                                           90,414      5,800
Genuine Parts Co.                                              15,810        546
Goodyear Tire & Rubber Co./The                                 14,100        314
Harley-Davidson, Inc.                                          69,050      3,659
Lear Corp. (a)                                                 41,990      2,159
Norfolk Southern Corp.                                         37,000        793
Skywest, Inc.                                                  21,447        492
Southwest Airlines Co.                                        150,211      2,735
Tidewater, Inc.                                                   200          9
TRW, Inc.                                                       7,730        425
Union Pacific Corp.                                            12,550        713
United Parcel Service, Inc. Class B                             8,000        480
Visteon Corp.                                                  10,700        165
                                                                         -------
                                                                          27,060
                                                                         -------

CONSUMER DISCRETIONARY - 15.1%
Abercrombie & Fitch Co. Class A (a)                            81,200      2,436
Alberto-Culver Co. Class B                                      1,100         60
AnnTaylor Stores Corp. (a)                                      1,100         48
AOL Time Warner, Inc. (a)                                     121,870      2,318
Apollo Group, Inc. (a)                                         45,150      1,731
Autonation, Inc. (a)                                           14,900        238
Autozone, Inc. (a)                                              4,580        348
Avon Products, Inc.                                            16,000        894
Aztar Corp. (a)                                                 2,000         47
Banta Corp.                                                     2,000         75
Bed Bath & Beyond, Inc. (a)                                    51,460      1,913
Best Buy Co., Inc. (a)                                         11,400        848
Black & Decker Corp.                                           36,700      1,787
Bob Evans Farms                                                   900         27
Brinker International, Inc. (a)                                48,800      1,681
Callaway Golf Co.                                               5,800        102
Carnival Corp.                                                  7,700        256
CBRL Group, Inc.                                               19,900        604
CDW Computer Centers, Inc. (a)                                  8,200        449
Cendant Corp. (a)                                              80,710      1,452
Chico's FAS, Inc. (a)                                          17,000        613
Circuit City Stores, Inc. -
  Circuit City Group                                            6,420        138
Clear Channel Communications, Inc. (a)                         48,210      2,263
Darden Restaurants, Inc.                                       15,340        612
Dillard's, Inc. Class A                                         4,500        110
Eastman Kodak Co.                                              51,200      1,649
eBay, Inc. (a)                                                 20,260      1,076
Electronic Arts, Inc. (a)                                      12,200        720
Estee Lauder Co.s, Inc. Class A                                11,700        423
Expedia, Inc. Class A (a)                                         610         49
Family Dollar Stores                                            1,140         39
Fastenal Co.                                                   13,000      1,087
Federated Department Stores (a)                                92,454      3,673
Foot Locker, Inc. (a)                                          34,670        546
Four Seasons Hotels, Inc.                                      51,150      2,555
Furniture Brands International, Inc. (a)                          280         11
Gannett Co., Inc.                                              37,089      2,719
Gillette Co./The                                               44,040      1,563
Gtech Holdings Corp. (a)                                        4,160        249
Harrah's Entertainment, Inc. (a)                                3,280        161
Hilton Hotels Corp.                                             7,000        115
Home Depot, Inc.                                              216,196     10,025
Insight Communications (a)                                        540          8
International Flavors & Fragrances, Inc.                        4,500        145
Interpublic Group Co.s, Inc.                                   25,020        773
Kimberly-Clark Corp.                                           37,500      2,442
Kohls Corp. (a)                                                91,410      6,737
Lamar Advertising Co. (a)                                       7,000        301
Leggett & Platt, Inc.                                           5,270        139
Liberty Media Corp. Class A (a)                               101,900      1,090
Limited, Inc./The                                              31,490        603
Lowe's Co.s, Inc.                                             116,359      4,921
Mandalay Resort Group (a)                                       4,990        179
Manpower, Inc.                                                 19,000        765
Marriott International, Inc. Class A                           15,100        663
Mattel, Inc.                                                   27,550        569
May Department Stores Co./The                                  35,730      1,239
Maytag Corp.                                                    2,300        106
McDonald's Corp.                                               17,340        492
McGraw-Hill Co.s, Inc.                                          1,800        115
MGM MIRAGE (a)                                                 36,881      1,481
Michaels Stores, Inc. (a)                                       6,900        279
Monsanto Co.                                                    4,750        146
Newell Rubbermaid, Inc.                                        12,880        404
Nike, Inc. Class B                                              4,900        261
Nordstrom, Inc.                                                13,400        314
Office Depot, Inc. (a)                                         27,530        527
Omnicom Group                                                  29,975      2,615

2 Equity I Fund

EQUITY I FUND

                                                      April 30, 2002 (Unaudited)

                                                                          MARKET
                                                                NUMBER     VALUE
                                                                  OF       (000)
                                                                SHARES       $
                                                                ------    ------
Park Place Entertainment Corp. (a)                              10,340       127
Petco Animal Supplies, Inc. NEW (a)                             13,000       312
Pier 1 Imports, Inc.                                             6,200       148
RadioShack Corp.                                                 9,780       305
Republic Services, Inc. (a)                                      4,770        94
Robert Half International, Inc. (a)                              1,940        51
RR Donnelley & Sons Co.                                         12,500       400
Ruby Tuesday, Inc.                                               4,200       106
Ryanair Holdings PLC - ADR (a)                                   9,807       304
Sears Roebuck and Co.                                           83,000     4,378
ServiceMaster Co./The                                            6,660        93
Snap-On, Inc.                                                    2,000        63
Stanley Works/The                                                4,200       195
Staples, Inc. (a)                                               19,000       379
Starbucks Corp. (a)                                             15,300       349
Starwood Hotels & Resorts Worldwide, Inc.                       22,840       863
Target Corp.                                                   127,800     5,578
Tech Data Corp. (a)                                              9,670       458
Ticketmaster Class B (a)                                         1,090        26
Tiffany & Co.                                                  105,297     4,186
TJX Co.s, Inc.                                                   3,700       161
Toys R US, Inc. (a)                                              5,000        86
Tribune Co.                                                     31,100     1,374
Tricon Global Restaurants, Inc. (a)                              4,220       266
Univision Communications, Inc. Class A (a)                      15,000       599
VF Corp.                                                        24,710     1,082
Viacom, Inc. Class B (a)                                       212,584    10,013
Wal-Mart Stores, Inc.                                          225,152    12,577
Wallace Computer Services, Inc.                                  3,630        79
Walt Disney Co.                                                215,337     4,992
Washington Post Class B                                             20        13
Waste Management, Inc.                                          19,990       527
Wendy's International, Inc.                                      7,625       285
Westwood One, Inc. (a)                                           1,910        69
Whirlpool Corp.                                                 11,630       872
Williams-Sonoma, Inc. (a)                                        2,900       167
                                                                         -------
                                                                         126,601
                                                                         -------

CONSUMER STAPLES - 6.9%
Albertson's, Inc.                                               15,300       513
Anheuser-Busch Co.s, Inc.                                       56,750     3,008
Clorox Co.                                                      45,420     2,010
Coca-Cola Co./The                                               81,040     4,499
Coca-Cola Enterprises, Inc.                                      7,700       151
Colgate-Palmolive Co.                                           20,017     1,061
Conagra Foods, Inc.                                             61,710     1,512
Coors (Adolph) Class B                                           2,240       150
CVS Corp.                                                          990        33
Diageo PLC - ADR                                                12,400       655
Dial Corp./The                                                  73,900     1,550
Dole Food Co.                                                    1,440        48
General Mills, Inc.                                                230        10
Hershey Foods Corp.                                             12,270       834
HJ Heinz Co.                                                    15,700       659
Hormel Foods Corp.                                              12,850       317
Interstate Bakeries                                              3,980        98
JM Smucker Co./The                                              16,800       583
Kellogg Co.                                                     69,000     2,478
Pepsi Bottling Group, Inc.                                       8,400       241
PepsiAmericas, Inc.                                             12,950       197
PepsiCo, Inc.                                                  203,354    10,554
Philip Morris Co.s, Inc.                                       146,691     7,984
Procter & Gamble Co.                                           114,219    10,309
RJ Reynolds Tobacco Holdings, Inc.                              16,510     1,142
Ruddick Corp.                                                    1,370        23
Supervalu, Inc.                                                 40,440     1,213
Sysco Corp.                                                     47,030     1,364
Tyson Foods, Inc. Class A                                       21,200       297
Unilever NV                                                     22,921     1,483
UST, Inc.                                                        5,100       203
Walgreen Co.                                                    62,500     2,361
WM Wrigley Jr Co.                                                2,100       116
                                                                          ------
                                                                          57,656
                                                                          ------

FINANCIAL SERVICES - 20.6%
Aetna, Inc.                                                     19,000       904
Aflac, Inc.                                                      3,630       109
AG Edwards, Inc.                                                 2,580       106
Allied Capital Corp.                                             1,740        45
Allmerica Financial Corp.                                          280        14
Allstate Corp./The                                              66,020     2,624
AMBAC Financial Group, Inc.                                      5,290       333
American Express Co.                                           156,850     6,432
American Financial Group, Inc.                                   2,230        66
American International Group                                   113,293     7,831
AmSouth Bancorp                                                 45,590     1,035
Annaly Mortgage Management, Inc.                                 9,700       177
AON Corp.                                                        1,920        69
Apartment Investment & Management Co. Class A (b)                5,380       264
Associated Banc-Corp                                             1,023        38
Bank of America Corp.                                          166,872    12,095
Bank One Corp.                                                  49,910     2,040
BB&T Corp.                                                      17,810       678
Bear Stearns Co.s, Inc.                                          5,900       365
BISYS Group, Inc. (a)                                           46,000     1,573
Capital One Financial Corp.                                     51,481     3,083
CarrAmerica Realty Corp. (b)                                     1,140        37
Charles Schwab Corp./The                                        10,200       116
Charter One Financial, Inc.                                      6,405       227

                                                                 Equity I Fund 3

EQUITY I FUND

                                                      April 30, 2002 (Unaudited)

                                                                       MARKET
                                                              NUMBER    VALUE
                                                                OF      (000)
                                                              SHARES      $
                                                              ------   ------
Chubb Corp.                                                   18,520    1,420
Cigna Corp.                                                   11,060    1,206
Cincinnati Financial Corp.                                     2,400      112
Citigroup, Inc.                                              547,468   23,706
CNA Financial Corp. (a)                                        2,270       68
Colonial BancGroup, Inc.                                         610       10
Comerica, Inc.                                                10,280      646
Commerce Bancshares, Inc.                                        399       18
Compass Bancshares, Inc.                                       2,110       75
Concord EFS, Inc. (a)                                         26,200      854
Countrywide Credit Industries, Inc.                            6,010      281
Crescent Real Estate EQT Co. (b)                               2,530       50
Deluxe Corp.                                                  19,370      850
Dow Jones & Co., Inc.                                            940       51
DST Systems, Inc. (a)                                          1,840       91
Duke Realty Corp. (b)                                         18,690      492
E*trade Group, Inc. (a)                                        4,900       37
Equity Office Properties Trust (b)                            49,290    1,411
Fannie Mae                                                   100,350    7,921
Federated Investors, Inc. Class B                              9,150      293
Fidelity National Financial, Inc.                                850       26
Fifth Third Bancorp                                            5,100      350
First American Corp.                                           3,300       73
First Data Corp.                                              43,750    3,478
FirstMerit Corp.                                                 410       12
Fiserv, Inc. (a)                                              13,000      578
FleetBoston Financial Corp.                                  141,104    4,981
Franklin Resources, Inc.                                      17,700      742
Freddie Mac                                                  102,240    6,681
Fulton Financial Corp.                                         1,911       47
Golden State Bancorp, Inc.                                     3,120      103
Golden West Financial Corp.                                    8,660      592
Goldman Sachs Group, Inc.                                     52,440    4,130
Greenpoint Financial Corp.                                     3,880      192
H&R Block, Inc.                                               12,000      481
Hartford Financial Services Group, Inc.                       29,880    2,071
Hibernia Corp. Class A                                         4,990      100
Hilb, Rogal & Hamilton Co.                                     2,400       88
Household International, Inc.                                 36,560    2,131
Huntington Bancshares, Inc.                                   31,500      639
iStar Financial, Inc. (b)                                        370       12
Jefferson-Pilot Corp.                                         12,590      631
John Hancock Financial Services, Inc.                         12,780      493
JP Morgan Chase & Co.                                        169,540    5,951
Keycorp                                                       44,143    1,241
Lehman Brothers Holdings, Inc.                                62,545    3,690
Lincoln National Corp.                                         7,550      362
Loews Corp.                                                    7,640      458
Marsh & McLennan Co.s, Inc.                                    2,830      286
MBIA, Inc.                                                    11,700      631
MBNA Corp.                                                   118,510    4,201
Mellon Financial Corp.                                        40,900    1,544
Merrill Lynch & Co., Inc.                                    107,690    4,517
Metlife, Inc.                                                 86,630    2,958
Moody's Corp.                                                 18,560      809
Morgan Stanley Dean Witter & Co.                              68,310    3,260
National City Corp.                                           64,590    2,015
National Commerce Financial Corp.                              2,000       56
New Plan Excel Realty Trust (b)                                3,300       65
New York Community Bancorp, Inc.                               6,900      205
Old National Bancorp                                             442       11
Old Republic International Corp.                               9,120      303
Paychex, Inc.                                                  8,000      299
PMI Group, Inc. (The)                                            890       72
PNC Financial Services Group, Inc.                            21,430    1,182
Popular, Inc.                                                  1,020       30
Principal Financial Group NEW (a)                             16,000      445
Protective Life Corp.                                          1,350       43
Radian Group, Inc.                                               820       43
Regency Centers Corp.                                         21,300      850
Regions Financial Corp.                                       16,460      577
Safeco Corp.                                                  33,700    1,126
Simon Property Group, Inc. (b)                                10,230      345
SouthTrust Corp.                                              84,768    2,262
Sovereign Bancorp, Inc.                                       13,500      195
St. Paul Co.s                                                 20,900    1,041
Stilwell Financial, Inc.                                       4,190       89
Sungard Data Systems, Inc. (a)                                 2,090       62
SunTrust Banks, Inc.                                          25,800    1,754
T Rowe Price Group, Inc.                                       3,270      115
TCF Financial Corp.                                            6,000      312
Torchmark Corp.                                                9,850      403
Travelers Property Casualty Corp. (a)                         14,250      359
Travelers Property Casualty Corp. Class A NEW (a)             32,900      612
Union Planters Corp.                                           6,700      336
UnionBanCal Corp.                                              6,200      300
UnumProvident Corp.                                            6,700      189
US Bancorp                                                    92,688    2,197
USA Education, Inc.                                           47,263    4,530
Wachovia Corp.                                               123,300    4,690
Washington Federal, Inc.                                         330        9
Washington Mutual, Inc.                                       72,277    2,727
Wells Fargo & Co.                                             94,817    4,850
                                                                      -------
                                                                      173,091
                                                                      -------

HEALTH CARE - 14.4%
Abbott Laboratories                                          143,870    7,762
AdvancePCS (a)                                                 2,000       68
Alcon, Inc. NEW (a)                                           12,000      416
Allergan, Inc.                                                 7,000      461
AmerisourceBergen Corp.                                       21,217    1,644

4 Equity I Fund

EQUITY I FUND

                                                      April 30, 2002 (Unaudited)

                                                                        MARKET
                                                               NUMBER    VALUE
                                                                 OF      (000)
                                                               SHARES      $
                                                               ------   ------
Amgen, Inc. (a)                                                60,400    3,194
Anthem, Inc. NEW (a)                                            8,800      600
Apria Healthcare Group, Inc. (a)                                5,050      131
Bard (C.R.), Inc.                                               3,650      201
Barr Laboratories, Inc. (a)                                     1,450       97
Baxter International, Inc.                                     96,868    5,512
Beckman Coulter, Inc.                                           5,300      253
Becton Dickinson & Co.                                         33,090    1,230
Boston Scientific Corp. (a)                                    32,620      813
Bristol-Myers Squibb Co.                                       69,310    1,996
Cardinal Health, Inc.                                          53,140    3,680
Caremark Rx, Inc. (a)                                           8,300      176
Charles River Laboratories International, Inc. (a)              3,100       93
Chiron Corp. (a)                                                5,300      214
Cooper Co.s, Inc.                                               1,500       80
DaVita, Inc. (a)                                                6,110      158
Eli Lilly & Co.                                                47,970    3,168
Express Scripts, Inc. (a)                                      12,200      771
Forest Laboratories, Inc. (a)                                  21,960    1,694
Gilead Sciences, Inc. (a)                                       2,800       87
GlaxoSmithKline PLC - ADR                                      12,600      605
Guidant Corp. (a)                                              54,500    2,049
HCA, Inc.                                                      43,000    2,055
Health Management Associates, Inc. Class A (a)                 27,300      583
Health Net, Inc. (a)                                           19,590      581
Healthsouth Corp. (a)                                           8,500      128
ICOS Corp. (a)                                                  1,370       35
Idec Pharmaceuticals Corp. (a)                                 15,800      868
Isis Pharmaceuticals, Inc. (a)                                  4,200       53
IVAX Corp. (a)                                                 50,824      600
Johnson & Johnson                                             272,885   17,427
King Pharmaceuticals, Inc. (a)                                  4,410      138
Laboratory Corp. Of America Holdings (a)                       21,800    2,163
McKesson Corp.                                                 15,600      630
Medimmune, Inc. (a)                                            25,310      845
Medtronic, Inc.                                                38,300    1,712
Merck & Co., Inc.                                              70,913    3,853
Mylan Laboratories                                                360       10
Oxford Health Plans (a)                                        11,500      531
Pfizer, Inc.                                                  407,807   14,824
Pharmaceutical Product Development, Inc. (a)                   32,290      813
Pharmacia Corp.                                                21,501      886
Quest Diagnostics (a)                                          25,096    2,307
Schering-Plough Corp.                                          84,100    2,296
St. Jude Medical, Inc. (a)                                     16,200    1,348
Steris Corp. (a)                                                6,280      139
Stryker Corp.                                                  17,800      952
Tenet Healthcare Corp. (a)                                    105,302    7,726
Triad Hospitals, Inc. (a)                                       4,200      176
UnitedHealth Group, Inc.                                      107,268    9,419
WebMD Corp. (a)                                                 4,160       29
Wellpoint Health Networks (a)                                  19,900    1,494
Wyeth                                                         163,222    9,304
                                                                       -------
                                                                       121,078
                                                                       -------

INTEGRATED OILS - 3.6%
Amerada Hess Corp.                                             23,910    1,838
BP PLC - ADR                                                   15,400      782
ChevronTexaco Corp.                                            36,248    3,143
Conoco, Inc.                                                  107,200    3,007
Exxon Mobil Corp.                                             362,566   14,564
Kerr-McGee Corp.                                               13,050      780
Marathon Oil Corp.                                             25,670      746
Occidental Petroleum Corp.                                     44,840    1,289
Phillips Petroleum Co.                                         38,796    2,320
Unocal Corp.                                                   43,800    1,629
                                                                       -------
                                                                        30,098
                                                                       -------

MATERIALS AND PROCESSING - 4.4%
Air Products & Chemicals, Inc.                                 39,540    1,900
Akzo Nobel NV - ADR                                            38,100    1,646
Albany International Corp. Class A                              2,530       64
Albemarle Corp.                                                 3,080       91
Alcan, Inc.                                                       280       10
Alcoa, Inc.                                                   136,762    4,654
Archer-Daniels-Midland Co.                                    108,503    1,440
Ashland, Inc.                                                  20,720      846
Barrick Gold Corp.                                              2,300       46
Bemis Co.                                                       2,600      138
Boise Cascade Corp.                                            11,420      387
Cabot Corp.                                                       340       10
Carpenter Technology                                              830       22
Catellus Development Corp. (a)                                 21,150      431
Dow Chemical Co./The                                           31,900    1,014
Du Pont (E.I.) de Nemours & Co.                                37,410    1,665
Dycom Industries, Inc. (a)                                        360        5
Eastman Chemical Co.                                            3,400      150
Ecolab, Inc.                                                    4,800      211
Engelhard Corp.                                                 8,300      252
Harsco Corp.                                                    1,320       56
International Paper Co.                                        51,800    2,146
Lafarge North America, Inc.                                     3,920      172
Longview Fibre Co.                                              1,540       15
Louisiana-Pacific Corp.                                        54,000      632
Lubrizol Corp.                                                  2,040       70
Masco Corp.                                                    41,400    1,163
MeadWestvaco Corp.                                             20,851      612
Nucor Corp.                                                    40,470    2,365
Packaging Corp. of America (a)                                  3,170       63

                                                                 Equity I Fund 5

EQUITY I FUND

                                                      April 30, 2002 (Unaudited)

                                                                        MARKET
                                                               NUMBER    VALUE
                                                                 OF      (000)
                                                               SHARES      $
                                                               ------   ------
Pactiv Corp. (a)                                               10,270      212
Placer Dome, Inc.                                               2,240       26
PPG Industries, Inc.                                           25,670    1,343
Praxair, Inc.                                                  75,540    4,313
Rayonier, Inc.                                                  1,350       79
Rohm & Haas Co.                                                30,900    1,147
Schulman (A.), Inc.                                             1,480       30
Sealed Air Corp. (a)                                            3,200      143
Security Capital Group, Inc. Class B (a)                          420       11
Sherwin-Williams Co./The                                       39,380    1,210
Smurfit-Stone Container Corp. (a)                              42,940      697
Sonoco Products Co.                                             6,140      177
Syngenta AG - ADR                                             122,400    1,499
Temple-Inland, Inc.                                             3,700      196
Tyco International, Ltd.                                      123,637    2,281
United States Steel Corp.                                      27,510      496
Vulcan Materials Co.                                            3,400      156
Weyerhaeuser Co.                                                8,230      491
Worthington Industries                                         11,520      170
York International Corp.                                          430       16
                                                                        ------
                                                                        36,969
                                                                        ------

MISCELLANEOUS - 3.1%
Crane Co.                                                       3,090       85
Eaton Corp.                                                     4,890      414
Fortune Brands, Inc.                                           19,490    1,019
General Electric Co.                                          464,887   14,667
Georgia-Pacific Corp.                                          24,180      701
Honeywell International, Inc.                                  98,213    3,602
Illinois Tool Works, Inc.                                      10,900      786
ITT Industries, Inc.                                            7,580      530
Johnson Controls, Inc.                                         19,230    1,659
Lancaster Colony Corp.                                            670       26
SPX Corp. (a)                                                  11,300    1,522
Textron, Inc.                                                  16,870      830
                                                                        ------
                                                                        25,841
                                                                        ------

OTHER ENERGY - 2.0%
Anadarko Petroleum Corp.                                       20,910    1,125
Apache Corp.                                                   57,289    3,342
Aquila, Inc.                                                    6,790      109
BJ Services Co. (a)                                            67,800    2,491
Burlington Resources, Inc.                                      3,900      173
Devon Energy Corp.                                             22,100    1,090
EL Paso Corp.                                                  34,800    1,392
EOG Resources, Inc.                                            12,400      528
GlobalSantaFe Corp.                                            15,460      542
Helmerich & Payne, Inc.                                         1,760       73
Massey Energy Co.                                               1,950       29
Nabors Industries, Inc. (a)                                    14,000      638
Noble Corp. (a)                                                 2,300      105
Noble Drilling Corp. (a)                                       14,000      607
PNM Resources, Inc.                                             4,260      124
Schlumberger, Ltd.                                             20,600    1,128
Smith International, Inc. (a)                                  12,800      897
Sunoco, Inc.                                                    3,040      105
Weatherford International, Inc. (a)                            19,600      977
Williams Co.s, Inc. (a)                                        23,770      553
Williams Co.s, Inc.                                            21,020      401
                                                                        ------
                                                                        16,429
                                                                        ------

PRODUCER DURABLES - 5.8%
3M Co.                                                         44,806    5,637
Agilent Technologies, Inc. (a)                                 60,853    1,829
Allied Waste Industries, Inc. (a)                               2,080       25
Andrew Corp. (a)                                               11,920      198
Applied Materials, Inc. (a)                                   177,610    4,319
ASML Holding NV (a)                                            35,000      782
Boeing Co./The                                                  6,550      292
Caterpillar, Inc.                                              45,230    2,470
Celestica, Inc. (a)                                             8,000      222
Centex Corp.                                                    8,900      501
Cooper Industries, Inc.                                         3,450      151
Danaher Corp.                                                  24,600    1,761
Deere & Co.                                                    60,600    2,712
Dover Corp.                                                    10,600      395
DR Horton, Inc.                                                28,341      731
Emerson Electric Co.                                            1,440       77
General Dynamics Corp.                                         27,055    2,627
Goodrich Corp.                                                  6,460      206
Grainger (W.W.), Inc.                                          15,030      843
Hubbell, Inc. Class B                                           8,000      275
Ingersoll-Rand Co. Class A                                      9,600      480
KB Home                                                         5,000      249
Kennametal, Inc.                                                1,400       56
Kla-Tencor Corp. (a)                                           16,000      944
Koninklijke Philips Electronics NV                             61,600    1,910
Lennar Corp.                                                   16,535      918
Lockheed Martin Corp.                                         110,705    6,963
MDC Holdings, Inc.                                             13,991      707
Molex, Inc.                                                    12,000      403
Northrop Grumman Corp.                                         24,500    2,956
Novellus Systems, Inc. (a)                                     27,300    1,294
NVR, Inc. (a)                                                     500      185
Pall Corp.                                                     99,900    2,078
Pentair, Inc.                                                   2,560      124
Pitney Bowes, Inc.                                             19,690      829
Polycom, Inc. (a)                                              14,000      289
Rockwell Collins, Inc.                                          5,190      124
Steelcase, Inc. Class A                                         1,700       28
Stewart & Stevenson Services                                      410        8
Tektronix, Inc. (a)                                             2,500       55
Toll Brothers, Inc. (a)                                         5,600      167

6 Equity I Fund

EQUITY I FUND

                                                      April 30, 2002 (Unaudited)

                                                                          MARKET
                                                              NUMBER      VALUE
                                                                OF        (000)
                                                              SHARES        $
                                                              -------    -------
United Technologies Corp.                                      15,420      1,082
Xerox Corp.                                                    54,100        479
                                                                          ------
                                                                          48,381
                                                                          ------

TECHNOLOGY - 11.1%
Accenture, Ltd. Class A NEW (a)                                33,850        726
Activision, Inc. (a)                                            4,350        137
Adobe Systems, Inc.                                             2,300         92
Advanced Micro Devices, Inc. (a)                               49,300        551
Affiliated Computer Services, Inc.
  Class A (a)                                                  21,100      1,141
Agere Systems, Inc. Class A NEW (a)                            42,900        182
Analog Devices, Inc. (a)                                       19,560        723
Apple Computer, Inc. (a)                                       44,000      1,068
Ariba, Inc. (a)                                                98,204        368
Autodesk, Inc.                                                 65,150      1,198
Automatic Data Processing                                      11,500        585
Avnet, Inc.                                                    18,970        486
AVX Corp.                                                       8,510        170
BMC Software, Inc. (a)                                            630          9
Brocade Communications Systems, Inc. (a)                       14,000        358
Cisco Systems, Inc. (a)                                       602,800      8,831
CommScope, Inc. (a)                                             2,290         36
Compaq Computer Corp.                                          90,482        918
Computer Associates International, Inc.                         8,890        165
Computer Sciences Corp. (a)                                     6,530        293
Compuware Corp. (a)                                            14,640        115
Corning, Inc.                                                  36,700        246
Dell Computer Corp. (a)                                       117,140      3,085
Electronic Data Systems Corp.                                  72,600      3,939
Electronics for Imaging (a)                                       820         15
EMC Corp. (a)                                                  23,000        210
Flextronics International, Ltd. (a)                            21,000        291
Harris Corp.                                                    5,100        185
Hewlett-Packard Co.                                           111,276      1,903
Hughes Electronics Corp. (a)                                    2,981         45
Imation Corp. (a)                                                 350         11
Ingram Micro, Inc. (a)                                         10,620        158
Intel Corp.                                                   346,290      9,907
International Business Machines Corp.                          48,012      4,021
International Rectifier Corp. (a)                              38,600      1,780
Intuit, Inc. (a)                                               28,500      1,117
Jabil Circuit, Inc. (a)                                         1,520         31
JDS Uniphase Corp. (a)                                          1,330          6
Keane, Inc. (a)                                                 2,720         43
L-3 Communications Holdings, Inc. (a)                          15,850      2,025
Linear Technology Corp.                                        27,300      1,061
Lucent Technologies, Inc.                                      57,800        266
Manugistics Group, Inc. (a)                                     1,500         24
Maxim Integrated Products (a)                                   4,900        244
Mercury Interactive Corp. (a)                                  12,900        481
Microchip Technology, Inc. (a)                                 20,000        890
Micron Technology, Inc. (a)                                    46,300      1,097
Microsoft Corp. (a)                                           255,970     13,377
Motorola, Inc.                                                137,650      2,120
Motorola, Inc.                                                 28,300      1,358
National Semiconductor Corp. (a)                               27,700        873
Network Associates, Inc. (a)                                   34,000        604
Nvidia Corp. (a)                                                2,600         91
Oracle Corp. (a)                                              125,590      1,261
PanAmSat Corp. (a)                                              3,870         91
Peoplesoft, Inc. (a)                                           69,400      1,608
QLogic Corp. (a)                                               14,000        640
Qualcomm, Inc. (a)                                             57,000      1,719
Raytheon Co.                                                   70,600      2,986
Rockwell Automation, Inc.                                      22,040        473
Sabre Holdings Corp. (a)                                        4,400        205
SAP AG - ADR                                                   44,100      1,438
Scientific-Atlanta, Inc.                                        9,800        196
Solectron Corp. (a)                                            20,540        150
Storage Technology Corp. (a)                                    1,100         23
Sun Microsystems, Inc. (a)                                    111,400        911
Symantec Corp. (a)                                              4,400        156
Synopsys, Inc. (a)                                                470         21
Taiwan Semiconductor Manufacturing
  Co., Ltd. - ADR (a)                                          85,610      1,515
Texas Instruments, Inc.                                       226,550      7,007
TIBCO Software, Inc. (a)                                        2,000         17
Unisys Corp. (a)                                               15,900        215
Veritas Software Corp. (a)                                     32,500        921
Xilinx, Inc. (a)                                               55,970      2,113
                                                                          ------
                                                                          93,322
                                                                          ------

UTILITIES - 5.9%
AGL Resources, Inc.                                            25,800        618
Allegheny Energy, Inc.                                          3,950        166
Alliant Energy Corp.                                            6,600        186
Alltel Corp.                                                   13,210        654
Ameren Corp.                                                   23,160        967
American Electric Power Co., Inc.                              21,890      1,003
AT&T Corp.                                                    226,242      2,968
AT&T Wireless Services, Inc. (a)                               85,311        764
Avista Corp.                                                    2,900         46
BellSouth Corp.                                               130,130      3,949
CenturyTel, Inc.                                                2,710         75
Cinergy Corp.                                                   6,700        238
CMS Energy Corp.                                               25,300        490
Comcast Corp. (a)                                              67,400      1,803
Consolidated Edison, Inc.                                      12,370        539
Constellation Energy Group, Inc.                                3,790        121
COX Communications, Inc. Class A (a)                           49,500      1,653
Dominion Resources, Inc.                                       23,927      1,589
DTE Energy Co.                                                  3,263        148
Duke Energy Corp.                                               3,380        130

                                                                 Equity I Fund 7

EQUITY I FUND

                                                      April 30, 2002 (Unaudited)

                                                                         MARKET
                                                               NUMBER    VALUE
                                                                 OF      (000)
                                                               SHARES       $
                                                              -------    ------
Edison International (a)                                        5,420        98
Entergy Corp.                                                  13,570       630
Exelon Corp.                                                    8,242       448
FirstEnergy Corp.                                              16,760       558
FPL Group, Inc.                                                17,990     1,142
KeySpan Corp.                                                  12,910       456
Mirant Corp. (a)                                                2,961        36
National Fuel Gas Co.                                          49,000     1,167
National Grid Group PLC - ADR                                   8,400       301
Nicor, Inc.                                                    24,300     1,137
NiSource, Inc.                                                 18,500       409
Nokia OYJ - ADR                                                81,800     1,330
Northeast Utilities                                             7,800       156
NSTAR                                                          30,080     1,378
PG&E Corp. (a)                                                 21,210       498
Pinnacle West Capital Corp.                                    31,150     1,365
Potomac Electric Power                                         27,630       632
PPL Corp.                                                      11,960       456
Progress Energy, Inc.                                             710        37
Progress Energy, Inc. - CVO (a)                                 3,200         1
Public Service Enterprise Group, Inc.                          10,170       471
Puget Energy, Inc.                                             24,900       516
Qwest Communications International                            296,182     1,490
Reliant Energy, Inc.                                           15,330       389
Reliant Resources, Inc. NEW (a)                                 1,840        28
SBC Communications, Inc.                                      124,404     3,864
Sempra Energy                                                  17,520       448
Sprint Corp. - FON Group                                       72,470     1,149
Telephone & Data Systems, Inc.                                    340        29
TXU Corp.                                                      18,410     1,002
US Cellular Corp. (a)                                             740        29
Verizon Communications, Inc.                                  146,559     5,878
Western Resources, Inc.                                        30,060       523
Western Wireless Corp. Class A (a)                              6,590        42
WGL Holdings, Inc.                                             26,900       729
Wisconsin Energy Corp.                                         21,100       549
WorldCom, Inc. -  WorldCom Group (a)                          218,378       541
XCEL Energy, Inc.                                              74,055     1,883
                                                                        -------
                                                                         49,902
                                                                        -------
TOTAL COMMON STOCKS
(cost $733,611)                                                         806,428
                                                                        -------
PREFERRED STOCKS - 0.2%
General Motors Corp. (a)                                       23,200       667
Northrop Grumman Corp.                                          4,900       632
                                                                        -------
TOTAL PREFERRED STOCKS
(cost $1,105)                                                             1,299
                                                                        -------

SHORT-TERM INVESTMENTS - 4.1%
Frank Russell Investment Company
  Money Market Fund (e)                                        29,828    29,828
United States Treasury Bill(c)(d)(e)
  1.795% due 06/20/02                                           5,000     4,988
                                                              -------   -------
TOTAL SHORT-TERM INVESTMENTS
(cost $34,816)                                                           34,816
                                                                        -------
TOTAL INVESTMENTS - 100.4%
(identified cost $769,532)                                              842,543

OTHER ASSETS AND LIABILITIES,
NET - (0.4)%                                                             (3,257)
                                                                        -------
NET ASSETS - 100.0%                                                     839,286
                                                                        =======


                                                                    UNREALIZED
                                                      NOTIONAL     APPRECIATION
                                                       AMOUNT     (DEPRECIATION)
                                                       (000)          (000)
FUTURES CONTRACTS                                        $              $
                                                      --------    --------------
LONG POSITIONS
S&P 400 Midcap Index
  expiration  date 06/02                                6,736             44

S&P 500 Index
  expiration date 06/02                                30,162         (1,860)
                                                                    --------
Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased                                                 (1,816)
                                                                    ========


See accompanying notes which are an integral part of the financial statements.

8 Equity I Fund

EQUITY I FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)      April 30, 2002 (Unaudited)


ASSETS
Investments at market (including securities on loan of
  $29,707), (identified cost $ 769,532) ................................  $    842,543
Receivables:
   Dividends ...........................................................           674
   Investments sold (regular settlement) ...............................        10,713
   Investments sold (delayed settlement) ...............................            41
   Fund shares sold ....................................................         2,749
   Daily variation margin on futures contracts .........................           448
Investment of securities lending collateral in money
  market funds, at cost and market value ...............................        30,586
                                                                          ------------
      Total assets .....................................................       887,754

LIABILITIES
Payables:
   Investments purchased ................................    $    10,921
   Fund shares redeemed .................................          6,306
   Accrued fees to affiliates ...........................            533
   Other accrued expenses ...............................            122
Payable upon return of securities loaned ................         30,586
                                                             -----------
      Total liabilities ................................................        48,468
                                                                          ------------
NET ASSETS .............................................................  $    839,286
                                                                          ============
NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income ...........  $       (811)
Accumulated net realized gain (loss) ...................................       (35,649)
Unrealized appreciation (depreciation) on:
   Investments .........................................................        73,011
   Futures contracts ...................................................        (1,816)
Shares of beneficial interest ..........................................           321
Additional paid-in capital .............................................       804,230
                                                                          ------------
NET ASSETS .............................................................  $    839,286
                                                                          ============
NET ASSET VALUE, offering and redemption price per share:
   Class E ($27,356,224 divided by 1,046,256 shares of $.01 par value
     shares of beneficial interest outstanding) ........................  $      26.15
                                                                          ============
   Class I ($750,255,400 divided by 28,711,300 shares of $.01 par value
     shares of beneficial interest outstanding) ........................  $      26.13
                                                                          ============
   Class Y ($61,674,619 divided by 2,360,285 shares of $.01 par value
     shares of beneficial interest outstanding) ........................  $      26.13
                                                                          ============

  See accompanying notes which are an integral part of the financial statements.

                                                                 Equity I Fund 9

EQUITY I FUND

STATEMENT OF OPERATIONS

Amounts in thousands         For the Six Months Ended April 30, 2002 (Unaudited)

INVESTMENT INCOME
   Dividends .......................................................   $  5,763
   Dividends from Money Market Fund ................................        465
   Interest ........................................................         60
   Securities Lending Income .......................................         35
                                                                       --------
      Total investment income ......................................      6,323

EXPENSES
   Advisory fees ........................................   $  2,551
   Administrative fees - Class E ........................          8
   Administrative fees - Class I ........................        206
   Administrative fees - Class Y ........................          1
   Custodian fees .......................................        311
   Transfer agent fees - Class E ........................          5
   Transfer agent fees - Class I ........................        184
   Professional fees ....................................         58
   Registration fees ....................................         56
   Shareholder servicing fees - Class E .................         39
   Trustees' fees .......................................          6
   Miscellaneous ........................................         34
                                                            --------
   Expenses before reductions ...........................      3,459
   Expense reductions ...................................         (1)
                                                            --------
      Expenses, net ................................................      3,458
                                                                       --------
Net investment income ..............................................      2,865
                                                                       --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments ..........................................    (36,467)
   Futures contracts ....................................      5,155    (31,312)
                                                             -------
Net change in unrealized appreciation (depreciation) on:
   Investments ..........................................     73,652
   Futures contracts ....................................      1,542     75,194
                                                            --------   --------
Net realized and unrealized gain (loss) ............................     43,882
                                                                       --------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ..............   $ 46,747
                                                                       ========

See accompanying notes which are an integral part of the financial statements.

10 Equity I Fund

EQUITY I FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands


                                                                        SIX MONTHS ENDED          FISCAL
                                                                         APRIL 30, 2002         YEAR ENDED
                                                                          (UNAUDITED)        OCTOBER 31, 2001
                                                                        ----------------     ----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income ............................................          $   2,865          $     8,841
   Net realized gain (loss) .........................................            (31,312)            (144,726)
   Net change in unrealized appreciation (depreciation) .............             75,194             (253,572)
                                                                               ---------          -----------
      Net increase (decrease) in net assets from operations .........             46,747             (389,457)
                                                                               ---------          -----------
DISTRIBUTIONS
   From net investment income
      Class E .......................................................               (104)                (166)
      Class I .......................................................             (3,667)              (7,450)
      Class Y .......................................................               (356)                (772)
   From net realized gain
      Class E .......................................................                 --                 (441)
      Class I .......................................................                 --              (14,269)
      Class Y .......................................................                 --                 (503)
                                                                               ---------          -----------
         Net decrease in net assets from distributions ..............             (4,127)             (23,601)
                                                                               ---------          -----------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions ....           (193,963)            (133,041)
                                                                               ---------          -----------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS .........................           (151,343)            (546,099)

NET ASSETS
   Beginning of period ..............................................            990,629            1,536,728
                                                                               ---------          -----------
   End of period (including accumulated distributions in excess of net investment income of $811 at April 30, 2002 and
     undistributed net investment income of $451 at
     October 31, 2001)...............................................          $ 839,286          $   990,629
                                                                               =========          ===========

  See accompanying notes which are an integral part of the financial statements.

                                                                Equity I Fund 11

EQUITY I FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                   FISCAL YEARS ENDED
                                                                      OCTOBER 31,
                                                                -------------------------
                                                   2002*          2001           2000**        1999***
                                                 --------       --------       ----------     ---------
NET ASSET VALUE, BEGINNING OF PERIOD ..........   $ 25.25        $ 35.21        $ 37.51        $ 38.01
                                                  -------        -------        -------        -------
INCOME FROM OPERATIONS
   Net investment income (a) ..................       .05            .15            .11            .13
   Net realized and unrealized gain (loss) ....       .94          (9.62)         (1.64)          3.11
                                                  -------        -------        -------        -------
      Total income from operations ............       .99          (9.47)         (1.53)          3.24
                                                  -------        -------        -------        -------
DISTRIBUTIONS
   From net investment income .................      (.09)          (.13)          (.14)          (.12)
   From net realized gain .....................        --           (.36)          (.63)         (3.62)
                                                  -------        -------        -------        -------
      Total distributions .....................      (.09)          (.49)          (.77)         (3.74)
                                                  -------        -------        -------        -------
NET ASSET VALUE, END OF PERIOD ................   $ 26.15        $ 25.25        $ 35.21        $ 37.51
                                                  =======        =======        =======        =======

TOTAL RETURN (%)(b) ...........................      3.90         (27.13)         (4.02)          8.97

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ...    27,356         30,646         43,171         49,284

   Ratios to average net assets (%)(c):
      Operating expenses ......................       .98            .92            .96            .95
      Net investment income ...................       .38            .51            .38            .57
   Portfolio turnover rate (%) ................     61.62         144.94         144.37         111.56

*    For the six months ended April 30, 2002 (Unaudited).
**   For the ten months ended October 31, 2000.
***  For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

12 Equity I Fund

EQUITY I FUND

FINANCIAL HIGHLIGHTS - CLASS I

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                            FISCAL YEARS ENDED
                                                                OCTOBER 31,                   YEARS ENDED DECEMBER 31,
                                                            -------------------    ------------------------------------------------
                                                  2002*      2001       2000**       1999          1998          1997         1996
                                                 -------    ------    ---------    --------     ---------     ---------     -------
NET ASSET VALUE, BEGINNING OF PERIOD...........  $ 25.23   $ 35.21    $   37.46    $   35.17    $   30.51     $   30.34     $ 28.00
                                                 -------   -------    ---------    ---------    ---------     ---------     -------
INCOME FROM OPERATIONS
   Net investment income (a)...................      .08       .22          .19          .27          .27           .34         .42
   Net realized and unrealized gain (loss).....      .94     (9.63)       (1.63)        6.18         7.10          8.89        5.96
                                                 -------   -------    ---------    ---------    ---------     ---------     -------
      Total income from operations.............     1.02     (9.41)       (1.44)        6.45         7.37          9.23        6.38
                                                 -------   -------    ---------    ----------    --------     ---------     -------
DISTRIBUTIONS
   From net investment income..................     (.12)     (.21)        (.18)        (.28)        (.27)         (.34)       (.42)
   From net realized gain......................       --      (.36)        (.63)       (3.88)       (2.44)        (8.72)      (3.62)
                                                 -------   -------    ---------    ---------    ---------     ---------     -------
      Total distributions......................     (.12)     (.57)        (.81)       (4.16)       (2.71)        (9.06)      (4.04)
                                                 -------   -------    ---------    ---------    ---------     ---------     -------
NET ASSET VALUE, END OF PERIOD.................  $ 26.13   $ 25.23    $   35.21    $   37.46    $   35.17     $   30.51     $ 30.34
                                                 =======   =======    =========    =========    =========     =========     =======
TOTAL RETURN (%)(b)............................     4.03    (26.98)       (3.80)       18.98        25.10         32.02       23.58

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)....  750,255   813,827    1,456,456    1,632,783    1,381,704     1,136,373     961,953

   Ratios to average net assets (%)(c):
      Operating expenses.......................      .74       .71          .69          .69          .70           .70         .71
      Net investment income....................      .61       .72          .64          .72          .82           .96        1.38

   Portfolio turnover rate (%).................    61.62    144.94       144.37       111.56       100.68        110.75       99.51

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                                Equity I Fund 13

EQUITY I FUND

FINANCIAL HIGHLIGHTS - CLASS Y

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                        FISCAL YEARS ENDED
                                                                           OCTOBER 31,
                                                                     -----------------------
                                                        2002*           2001         2000**
                                                      ---------      ----------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD ..............   $   25.24      $    35.21    $   36.90
                                                      ---------      ----------    ---------
INCOME FROM OPERATIONS
   Net investment income (a) ......................         .10             .23          .14
   Net realized and unrealized gain (loss) ........         .92           (9.61)       (1.64)
                                                      ---------      ----------    ---------
      Total income from operations ................        1.02           (9.38)       (1.50)
                                                      ---------      ----------    ---------
DISTRIBUTIONS
   From net investment income .....................        (.13)           (.23)        (.19)
   From net realized gain .........................          --            (.36)          --
                                                      ---------      ----------    ---------
      Total distributions .........................        (.13)           (.59)        (.19)
                                                      ---------      ----------    ---------
NET ASSET VALUE, END OF PERIOD ....................   $   26.13      $    25.24    $   35.21
                                                      =========      ==========    =========
TOTAL RETURN (%)(b) ...............................        4.08          (26.93)       (4.03)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) .......      61,675         146,156       37,101

   Ratios to average net assets (%)(c):
      Operating expenses, net .....................         .64             .62          .62
      Operating expenses, gross ...................         .64             .62          .67
      Net investment income .......................         .75             .81          .65

   Portfolio turnover rate (%) ....................       61.62          144.94       144.37

*   For the six months ended April 30, 2002 (Unaudited).
**  For the period March 29, 2000 (commencement of sale) to October 31, 2000.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

14 Equity I Fund

EQUITY II FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2002 (Unaudited)

                                                                          MARKET
                                                                NUMBER     VALUE
                                                                  OF       (000)
                                                                SHARES       $
                                                               -------    ------
COMMON STOCKS - 93.6%
AUTO AND TRANSPORTATION - 4.3%
Airborne, Inc.                                                 174,300     3,614
Alexander & Baldwin, Inc.                                       15,100       410
American Axle & Manufacturing Holdings, Inc. (a)                64,200     2,119
Arkansas Best Corp. (a)                                         26,200       633
ArvinMeritor, Inc.                                              16,500       523
Autoliv, Inc.                                                   28,500       630
Aviall, Inc. (a)                                                13,800       122
BorgWarner, Inc.                                                62,609     3,911
Circuit City Stores, Inc. - Carmax Group (a)                    39,700     1,171
Continental Airlines, Inc. (a)                                   8,700       226
Cooper Tire & Rubber Co.                                        45,500     1,128
Covenant Transport, Inc. Class A (a)                             5,300        85
Dana Corp.                                                     101,100     2,048
Dura Automotive Systems, Inc. (a)                                8,400       183
FedEx Corp. (a)                                                 31,300     1,617
Gentex Corp. (a)                                                25,300       801
Heartland Express, Inc. (a)                                      7,553       148
JB Hunt Transport Services, Inc. (a)                             4,100       107
Kansas City Southern (a)                                        42,800       685
Kirby Corp. (a)                                                 42,700     1,198
Knight Transportation, Inc. (a)                                  4,900        99
Lear Corp. (a)                                                  32,300     1,661
Midwest Express Holdings, Inc. (a)                              15,300       306
Monaco Coach Corp. (a)                                          39,800     1,143
Navistar International Corp.                                    22,100       882
Offshore Logistics, Inc. (a)                                     7,000       141
Overseas Shipholding Group                                      16,800       384
Paccar, Inc.                                                     6,000       429
Polaris Industries, Inc.                                         3,600       271
Roadway Corp.                                                   27,246       831
Skywest, Inc.                                                   40,900       939
Tidewater, Inc.                                                 33,100     1,440
UAL Corp.                                                      103,800     1,463
Visteon Corp.                                                  108,000     1,668
Wabtec Corp.                                                    78,200     1,196
Werner Enterprises, Inc.                                        51,333       911
Winnebago Industries                                             9,100       425
Yellow Corp. (a)                                                29,482       795
                                                                          ------
                                                                          36,343
                                                                          ------

CONSUMER DISCRETIONARY - 21.2%
Abercrombie & Fitch Co. Class A (a)                             64,468     1,934
Ackerley Group, Inc. (a)                                         9,200       155
Action Performance Cos., Inc. (a)                               12,800       602
Advance Auto Parts (a)                                          16,875       999
Alberto-Culver Co. Class B                                      26,952     1,471
American Eagle Outfitters (a)                                   45,165     1,149
American Greetings Class A                                      35,400       628
AnnTaylor Stores Corp. (a)                                      24,600     1,069
Apollo Group, Inc. (a)                                          21,150       811
Applebees International, Inc.                                   34,800     1,359
Applica, Inc. (a)                                               68,370       704
Argosy Gaming Co. (a)                                           53,200     1,915
Autozone, Inc. (a)                                               5,300       403
Aztar Corp. (a)                                                114,500     2,664
Banta Corp.                                                     61,700     2,320
Barnes & Noble, Inc. (a)                                         3,500       106
Big Lots, Inc.                                                  28,300       438
Blockbuster, Inc. Class A                                       11,800       337
Bob Evans Farms                                                 20,600       626
Borders Group, Inc. (a)                                         19,300       450
Bowne & Co., Inc.                                               12,200       194
Boyd Gaming Corp. (a)                                           77,900     1,192
Brinker International, Inc. (a)                                  5,200       179
Brown Shoe Co., Inc.                                            17,300       352
Buca, Inc. (a)                                                  79,400     1,350
Burlington Coat Factory Warehouse Corp.                          5,200       117
Callaway Golf Co.                                               88,800     1,563
Career Education Corp. (a)                                       2,500       112
Catalina Marketing Corp. (a)                                    26,010       913
Cato Corp./The                                                  16,400       420
CBRL Group, Inc.                                                52,400     1,590
CDI Corp. (a)                                                   12,800       374
Charter Communications, Inc. (a)                               120,600       988
Chemed Corp.                                                    10,600       407
Chico's FAS, Inc. (a)                                           18,849       680
Childrens Place (a)                                             28,431       984
ChoicePoint, Inc. (a)                                           25,950     1,439
Cintas Corp.                                                    11,300       585
CKE Restaurants, Inc. (a)                                       29,300       363
Claire's Stores, Inc.                                           81,100     1,750
Coach, Inc. (a)                                                 17,995     1,008
Coinstar, Inc. (a)                                               3,700       119
Copart, Inc. (a)                                                 8,200       126
Corinthian Colleges, Inc. (a)                                   12,000       707
Corporate Executive Board Co. (a)                               35,300     1,341
Cost Plus, Inc. (a)                                             30,000       884
COX Radio, Inc. Class A (a)                                     34,852       998
Darden Restaurants, Inc.                                        51,800     2,067
DeVry, Inc. (a)                                                 12,600       334
Dillard's, Inc. Class A                                         84,800     2,077
Direct Focus, Inc. (a)                                           9,000       402
Dollar Tree Stores, Inc. (a)                                    28,345     1,081
Dress Barn, Inc. (a)                                            10,900       327
Earthlink, Inc. (a)                                             48,800       355
Education Management Corp. (a)                                  51,000     2,199
Emmis Communications Corp. Class A (a)                          34,666     1,008
Entercom Communications Corp. (a)                               36,300     1,897

                                                               Equity II Fund 15

EQUITY II FUND

                                                     April 30, 2002 (Unaudited)

                                                                         MARKET
                                                               NUMBER     VALUE
                                                                 OF       (000)
                                                               SHARES       $
                                                               ------    ------
Ethan Allen Interiors, Inc.                                    27,443     1,131
Expedia, Inc. Class A (a)                                       3,800       307
Fastenal Co.                                                   19,800     1,656
Federated Department Stores (a)                                44,000     1,748
Fisher Scientific International (a)                            20,600       587
Foot Locker, Inc. (a)                                          14,200       224
Footstar, Inc. (a)                                             35,200     1,038
Fred's, Inc.                                                   33,412     1,301
Freemarkets, Inc. (a)                                          88,286     1,568
Friedman's, Inc. Class A                                       12,600       167
Furniture Brands International, Inc. (a)                       10,600       433
Getty Images, Inc. (a)                                         81,422     2,834
Group 1 Automotive, Inc. (a)                                   53,200     2,332
Gtech Holdings Corp. (a)                                       11,700       701
Guitar Center, Inc. (a)                                         7,200       142
Gymboree Corp. (a)                                             52,800       963
Harman International Industries, Inc.                          12,300       726
Harte-Hanks, Inc.                                              45,500     1,461
Haverty Furniture Cos., Inc.                                   30,500       576
Hearst-Argyle Television, Inc. (a)                             50,400     1,365
Hollinger International, Inc.                                  37,900       484
HOT Topic, Inc. (a)                                            35,900       810
Ihop Corp. (a)                                                  5,320       193
IKON Office Solutions, Inc.                                    28,600       372
Interpublic Group Cos., Inc.                                   57,815     1,785
Iron Mountain, Inc. (a)                                        37,800     1,164
Isle of Capri Casinos, Inc. (a)                                28,800       604
ITT Educational Services, Inc. (a)                              4,600       233
Jakks Pacific, Inc. (a)                                         3,782        73
Jones Apparel Group, Inc. (a)                                  38,500     1,500
Kroll, Inc. (a)                                                28,100       521
La-Z-Boy, Inc.                                                 27,000       811
Lamar Advertising Co. (a)                                      50,480     2,167
Landry's Restaurants, Inc.                                     28,100       778
Lands' End, Inc. (a)                                           19,200       966
Lee Enterprises, Inc.                                          44,800     1,758
Libbey, Inc.                                                    4,700       184
Lightbridge, Inc. (a)                                           5,600        66
Lithia Motors, Inc. Class A (a)                                 6,900       195
Liz Claiborne, Inc.                                            86,500     2,707
Mandalay Resort Group (a)                                       8,300       298
May Department Stores Co./The                                  48,000     1,665
Maytag Corp.                                                   36,500     1,684
McClatchy Co.                                                  52,700     3,151
McGraw-Hill Cos., Inc.                                         35,000     2,240
Media General, Inc. Class A                                    16,900     1,160
Medical Staffing Network Holdings, Inc. New (a)                 1,400        34
Men's Wearhouse, Inc. (a)                                      61,300     1,509
Meredith Corp.                                                 10,700       458
Michaels Stores, Inc. (a)                                      46,800     1,893
Mobile Mini, Inc. (a)                                          14,400       475
Mohawk Industries, Inc. (a)                                     7,900       508
MPS Group, Inc. (a)                                            89,800       808
Neiman-Marcus Group, Inc. Class A (a)                          37,900     1,388
Nordstrom, Inc.                                                17,300       406
O'Reilly Automotive, Inc. (a)                                   2,500        81
Office Depot, Inc. (a)                                        148,800     2,848
On Assignment, Inc. (a)                                         3,800        77
Orient-Express Hotels, Ltd. Class A (a)                        16,100       319
Outback Steakhouse, Inc. (a)                                   38,500     1,350
Oxford Industries, Inc.                                         2,300        66
Park Place Entertainment Corp. (a)                            147,300     1,812
Payless Shoesource, Inc. (a)                                    1,900       111
Pegasus Systems, Inc. (a)                                      22,700       440
Penton Media, Inc.                                            150,261       992
PEP Boys-Manny Moe & Jack                                     125,200     2,398
Phillips-Van Heusen                                            23,100       352
Pier 1 Imports, Inc.                                          173,122     4,145
Pittston Brink's Group                                         82,200     2,262
Playtex Products, Inc. (a)                                     91,500     1,190
Pre-Paid Legal Services, Inc. (a)                              27,200       796
Prime Hospitality Corp. (a)                                    33,771       435
ProQuest Co. (a)                                               11,600       472
Pulitzer, Inc.                                                  8,300       432
Quanta Services, Inc. (a)                                      14,400       241
Quiksilver, Inc. (a)                                           41,514     1,013
Radio One, Inc. Class D (a)                                    43,800       937
Reebok International, Ltd. (a)                                 23,600       653
Regis Corp.                                                    37,100     1,115
Rent-A-Center, Inc. (a)                                        14,400       868
RH Donnelley Corp. (a)                                         27,600       812
Right Management Consultants (a)                               21,600       577
Ross Stores, Inc.                                              72,300     2,936
Royal Caribbean Cruises, Ltd.                                  45,617     1,076
RR Donnelley & Sons Co.                                        33,200     1,061
Ruby Tuesday, Inc.                                              3,600        90
Russell Corp.                                                  13,100       242
Ryan's Family STK Houses, Inc. (a)                             97,800     2,562
Saks, Inc. (a)                                                 40,100       596
Salton, Inc. (a)                                               81,100     1,391
Scholastic Corp. (a)                                           11,900       604
School Specialty, Inc. (a)                                     15,700       445
SCP Pool Corp. (a)                                             58,500     1,854
Service Corp. International (a)                               100,300       392
ShopKo Stores, Inc. (a)                                        31,100       648
Six Flags, Inc. (a)                                            46,900       858
Snap-On, Inc.                                                  51,700     1,638
Sonic Automotive, Inc. (a)                                     58,500     2,249
Sonic Corp. (a)                                                25,200       739
Sourcecorp (a)                                                 15,500       465
Stage Stores, Inc. (a)                                         36,209     1,158

16 Equity II Fund

EQUITY II FUND

                                                     April 30, 2002 (Unaudited)

                                                                         MARKET
                                                              NUMBER     VALUE
                                                                OF       (000)
                                                              SHARES       $
                                                             -------    -------
Stanley Works/The                                              4,300        200
Station Casinos, Inc. (a)                                     12,300        228
Steiner Leisure, Ltd. (a)                                     47,222        944
Steven Madden, Ltd. (a)                                        6,100        119
Strayer Education, Inc.                                        4,200        238
Sturm Ruger & Co., Inc.                                       18,400        256
Take-Two Interactive Softwar (a)                               6,000        151
Talbots, Inc.                                                  6,300        217
Tech Data Corp. (a)                                           48,900      2,315
Tetra Tech, Inc. (a)                                          41,325        589
THQ, Inc. (a)                                                 16,650        584
Tiffany & Co.                                                 16,300        648
Too, Inc. (a)                                                 22,700        684
Toro Co.                                                      12,800        742
Unifirst Corp.                                                 8,800        239
United Auto Group, Inc. (a)                                   43,100      1,074
United Stationers, Inc. (a)                                   14,101        550
Urban Outfitters, Inc. (a)                                     5,500        166
Valassis Communications, Inc. (a)                             26,300        983
Valuevision International, Inc. Class A (a)                   52,640        994
VCA Antech, Inc. NEW (a)                                      53,600        817
Viad Corp.                                                    18,800        573
Volt Information Sciences, Inc. (a)                            4,600        104
Wackenhut Corrections Corp. (a)                                4,300         65
Wallace Computer Services, Inc.                               23,800        518
Washington Post Class B                                        3,700      2,338
Wendy's International, Inc.                                    3,000        112
West Corp. (a)                                                46,800      1,310
Westwood One, Inc. (a)                                        24,400        878
Wet Seal, Inc. Class A (a)                                    21,900        780
Williams-Sonoma, Inc. (a)                                     21,091      1,215
Yahoo, Inc. (a)                                               74,700      1,103
Yankee Candle Co., Inc. (a)                                    3,500         77
Zale Corp. (a)                                                34,442      1,368
                                                                        -------
                                                                        179,907
                                                                        -------

CONSUMER STAPLES - 3.5%
American Italian Pasta Co. (a)                                34,500      1,716
Church & Dwight, Inc.                                         12,100        346
Coca-Cola Bottling Co. Consolidated                           34,100      1,676
Constellation Brands, Inc. (a)                                18,900      1,142
Dean Foods Co. (a)                                            29,600      1,096
Del Monte Foods Co. (a)                                        9,800        104
Dial Corp./The                                                74,600      1,565
DIMON, Inc.                                                   20,700        159
Dole Food Co.                                                 26,300        875
Duane Reade, Inc. (a)                                         32,300      1,026
Fresh Brands, Inc.                                            63,750      1,132
Great Atlantic & Pacific Tea Co. (a)                          24,800        635
Hormel Foods Corp.                                            34,800        860
Longs Drug Stores Corp.                                        8,600        260
McCormick & Co., Inc.                                          6,800        174
NBTY, Inc. (a)                                                37,400        643
Pathmark Stores, Inc. (a)                                     51,900      1,157
Pepsi Bottling Group, Inc.                                    74,700      2,139
PepsiAmericas, Inc.                                          182,300      2,780
Ralcorp Holdings, Inc. (a)                                    16,900        473
Schweitzer-Mauduit International, Inc.                        11,200        316
Sensient Technologies Corp.                                   33,200        830
Smithfield Foods, Inc. (a)                                   119,600      2,524
Standard Commercial Corp.                                      5,000        103
Supervalu, Inc.                                               83,800      2,514
Tootsie Roll Industries, Inc.                                 18,000        844
Tyson Foods, Inc. Class A                                    115,400      1,618
United Natural Foods, Inc. (a)                                15,800        378
Universal Corp.                                               12,700        540
Whole Foods Market, Inc. (a)                                   9,800        458
                                                                         ------
                                                                         30,083
                                                                         ------

FINANCIAL SERVICES - 19.0%
Aetna, Inc.                                                   16,900        804
Affiliated Managers Group (a)                                 57,400      3,650
AG Edwards, Inc.                                              22,370        915
Alexandria Real Estate Equities, Inc. (b)                      6,700        306
AMB Property Corp. (b)                                        23,800        667
American Capital Strategies, Ltd.                             25,300        811
American Financial Group, Inc.                                12,600        374
American Financial Holdings, Inc.                              6,100        180
AmeriCredit Corp. (a)                                         36,124      1,402
Annaly Mortgage Management, Inc.                             177,250      3,225
Anthracite Capital, Inc.                                      54,200        622
Arrow Financial Corp.                                          2,725         83
Associated Banc-Corp                                          58,520      2,192
Bank of Hawaii Corp.                                          52,800      1,504
BankAtlantic Bancorp, Inc. Class A                            53,400        681
Banknorth Group, Inc.                                         74,700      1,971
Bear Stearns Cos., Inc.                                       33,099      2,050
Bedford Property Investors (b)                                44,500      1,181
BISYS Group, Inc. (a)                                         61,900      2,117
Blackrock, Inc. (a)                                            2,300        106
Boston Properties, Inc. (b)                                   44,500      1,735
Boykin Lodging Co. (b)                                        11,900        112
Brookline Bancorp, Inc.                                        3,200         80
Camden Property Trust (b)                                      5,700        227
Capital Automotive REIT (b)                                   41,900      1,014
CBL & Associates Properties, Inc. (b)                         31,100      1,138
Centerpoint Properties Corp. (b)                                 200         11
Certegy, Inc. (a)                                             21,500        834
Citizens Banking Corp.                                         1,000         33
City National Corp.                                           11,100        613
CNA Surety Corp.                                             101,500      1,649
Colonial BancGroup, Inc.                                     100,100      1,602

                                                              Equity II Fund 17

EQUITY II FUND

                                                      April 30, 2002 (Unaudited)

                                                                          MARKET
                                                               NUMBER     VALUE
                                                                 OF       (000)
                                                               SHARES       $
                                                              -------    -------
Comdisco, Inc. (a)                                            117,400         12
Commerce Bancorp, Inc.                                         21,334      1,054
Commerce Group, Inc.                                           11,700        472
Commercial Federal Corp.                                       35,800      1,053
Commercial Net Lease Realty (b)                                15,200        231
Community Bank System, Inc.                                    53,800      1,816
Cornerstone Realty, Income Trust, Inc. (b)                     16,000        178
Deluxe Corp.                                                   41,900      1,839
Digital Insight Corp. (a)                                     112,978      2,148
Dime Bancorp, Inc. 2050 Warrants (a)                          264,200         40
Dime Community Bancshares                                      16,125        375
Doral Financial Corp.                                          16,200        566
Dow Jones & Co., Inc.                                          34,000      1,849
Downey Financial Corp.                                         21,900      1,163
DST Systems, Inc. (a)                                          18,900        934
Duke Realty Corp. (b)                                          96,750      2,545
Dun & Bradstreet Corp. (a)                                     17,900        689
E*trade Group, Inc. (a)                                        30,900        233
East-West Bancorp, Inc.                                         4,500        161
Eastgroup Properties (b)                                        4,900        122
eFunds Corp. (a)                                                8,500        135
Entertainment Properties Trust (b)                             55,700      1,289
Equity Inns, Inc. (b)                                          28,800        232
Equity One, Inc. (b)                                            7,700        108
Fair Isaac & Co., Inc.                                         12,450        694
FBL Financial Group, Inc. Class A                               2,134         43
Federated Investors, Inc. Class B                              12,800        410
FelCor Lodging Trust, Inc. (b)                                 43,400        933
Fidelity National Financial, Inc.                              52,630      1,624
Financial Institutions, Inc.                                    3,300        114
FINOVA Group, Inc. (a)                                         52,200          7
First American Corp.                                          121,900      2,694
First Bancorp Puerto Rico                                       5,900        198
First Commonwealth Financial Corp.                              2,600         35
First Essex Bancorp, Inc.                                      48,900      1,623
First Niagara Financial Group, Inc.                             5,800        126
First Place Financial Corp.                                     4,500         77
First Republic Bank (a)                                         5,300        175
First Virginia Banks, Inc.                                     13,500        773
FirstFed Financial Corp. (a)                                   16,800        480
Flagstar Bancorp, Inc.                                         18,800        556
Gabelli Asset Management, Inc. Class A (a)                     12,000        468
GATX Corp.                                                     29,000        929
Glenborough Realty Trust, Inc. (b)                             14,200        319
Global Payments, Inc.                                          39,500      1,518
Great Lakes Reit, Inc. (b)                                      4,800         78
Greenpoint Financial Corp.                                      8,800        435
Harbor Florida Bancshares, Inc.                                 9,500        193
Harleysville Group, Inc.                                        6,900        208
Harleysville National Corp.                                     3,200         80
Health Care Property Investors, Inc. (b)                       10,900        445
Health Care REIT, Inc. (b)                                      7,200        203
Healthcare Realty Trust, Inc. (b)                              15,100        458
Henry (Jack) & Associates                                      35,900        836
Hibernia Corp. Class A                                        126,100      2,516
Hospitality Properties Trust (b)                               33,700      1,146
Host Marriott Corp. (b)                                        13,900        166
HRPT Properties Trust (b)                                      92,900        806
Hudson City Bancorp, Inc.                                       3,600        135
Independence Community Bank                                    38,300      1,248
IndyMac Bancorp, Inc. (a)                                      81,777      2,065
Innkeepers USA Trust (b)                                       27,200        312
Interactive Data Corp. (a)                                     16,834        294
Investment Technology Group, Inc. (a)                          43,750      2,013
Investors Financial Services Corp.                             34,500      2,541
IPC Holdings, Ltd.                                             76,200      2,598
IRT Property Co. (b)                                           12,200        147
Irwin Financial Corp.                                          18,000        347
iStar Financial, Inc. (b)                                      59,800      1,860
JDN Realty Corp. (b)                                           22,800        289
Jefferies Group, Inc.                                          23,600      1,097
John Nuveen Co. Class A                                         9,000        522
Keystone Property Trust (b)                                    31,200        471
Koger Equity, Inc. (b)                                         20,000        366
Kronos, Inc. (a)                                                5,400        220
Landamerica Financial Group, Inc.                              44,200      1,547
Legg Mason, Inc.                                               38,900      1,954
Lexington Corporate Properties Trust (b)                        7,400        117
Macerich Co./The (b)                                            2,700         79
Mack-Cali Realty Corp. (b)                                     14,200        466
MAF Bancorp, Inc.                                              39,200      1,453
Markel Corp. (a)                                                9,100      1,984
MB Financial Corp.                                              3,000         93
Meristar Hospitality Corp. (b)                                 17,100        300
MGIC Investment Corp.                                          22,900      1,634
Mid-America Apartment Communities, Inc. (b)                    33,200        888
Mony Group, Inc.                                               24,200        944
Moody's Corp.                                                  25,100      1,094
National Health Investors, Inc. (b)                             2,200         35
Neuberger Berman, Inc.                                         27,750      1,206
New Century Financial Corp.                                    43,200      1,033
New Plan Excel Realty Trust (b)                                54,400      1,064
New York Community Bancorp, Inc.                               64,450      1,912
North Fork BanCorp., Inc.                                      50,400      1,946
OceanFirst Financial Corp.                                      4,600        147
Ocwen Financial Corp. (a)                                       9,700         73
Ohio Casualty Corp. (a)                                        26,800        518
Old Republic International Corp.                               88,300      2,934
Old Second Bancorp, Inc.                                        1,900         80

18 Equity II Fund

EQUITY II FUND

                                                      April 30, 2002 (Unaudited)

                                                                          MARKET
                                                                NUMBER    VALUE
                                                                  OF      (000)
                                                                SHARES      $
                                                               -------   -------
Pacific Capital Bancorp                                          3,700       131
Pan Pacific Retail Properties, Inc. (b)                          3,000        95
Parkway Properties, Inc. (b)                                     4,300       157
Peoples Bank Bridgeport                                          4,000       106
PFF Bancorp, Inc.                                               12,700       417
Plum Creek Timber Co., Inc.                                     53,447     1,627
PMI Group, Inc. (The)                                           12,400     1,006
Prentiss Properties Trust (b)                                   14,600       449
Presidential Life Corp.                                          5,900       147
Prime Group Realty Trust (b)                                    12,400       104
Protective Life Corp.                                           41,700     1,329
Provident Bankshares Corp.                                      12,498       326
PS Business Parks, Inc. (b)                                      5,100       183
Public Storage, Inc. (b)                                        11,700       444
R&G Financial Corp. Class B                                     22,200       444
Radian Group, Inc.                                              31,952     1,658
Raymond James Financial, Inc.                                   75,471     2,524
Realty, Income Corp. (b)                                        10,200       344
Reckson Associates Realty Corp. (b)                              7,000       171
Redwood Trust, Inc.                                              6,900       199
RenaissanceRe Holdings, Ltd.                                    24,200     2,836
Republic Bancorp, Inc.                                           7,261       107
RFS Hotel Investors, Inc. (b)                                   20,100       305
RLI Corp.                                                       13,900       801
Roslyn Bancorp, Inc.                                            60,350     1,389
Ryder System, Inc.                                             125,400     3,555
S1 Corp. (a)                                                     8,600        77
Safeco Corp.                                                    80,100     2,675
Sandy Spring Bancorp, Inc.                                       3,050       103
Seacoast Banking Corp. of Florida Class A                        1,700        84
Senior Housing Properties Trust                                 41,600       599
Sky Financial Group, Inc.                                       27,000       630
Southwest Bancorp, Inc.                                         66,500     1,656
Sovereign Bancorp, Inc.                                        210,224     3,034
Sovran Self Storage, Inc. (b)                                   42,000     1,294
Stancorp Financial Group, Inc.                                  23,800     1,392
Staten Island Bancorp, Inc.                                     46,400       926
Sterling Bancorp                                                 5,500       182
Stewart Information Services Corp. (a)                           6,100       115
Tanger Factory Outlet Centrs (b)                                   800        21
Taubman Centers, Inc. (b)                                       32,900       492
TCF Financial Corp.                                             20,000     1,041
Texas Regional Bancshares, Inc. Class A                          3,700       185
Thornburg Mortgage, Inc.                                        39,400       833
Triad Guaranty, Inc. (a)                                        14,200       635
Trustmark Corp.                                                  4,800       124
UMB Financial Corp.                                              1,732        83
Union Planters Corp.                                            28,702     1,438
United Dominion Realty Trust, Inc. (b)                           8,100       135
Universal American Financial Corp. (a)                           9,100        70
Universal Health Realty, Income (b)                              1,800        44
US Restaurants Properties, Inc. (b)                              4,700        66
Washington Federal, Inc.                                        40,645     1,062
Watson Wyatt & Co. Holdings (a)                                 38,400     1,008
Webster Financial Corp.                                         50,400     1,997
Weingarten Realty Investors (b)                                 13,650       486
Willis Group Holdings, Ltd. NEW (a)                             23,300       682
Wintrust Financial Corp.                                         3,300        82
XL Capital, Ltd. Class A                                        28,000     2,642
                                                                         -------
                                                                         161,272
                                                                         -------
HEALTH CARE - 9.6%
aaiPharma, Inc. (a)                                             24,000       670
Accredo Health, Inc. (a)                                        12,000       777
Affymetrix, Inc. (a)                                            13,000       330
Alkermes, Inc. (a)                                              34,900       703
Alpharma, Inc.                                                  29,900       511
American Medical Systems Holdings, Inc. (a)                     37,300       857
American Pharmaceutical Partners, Inc. NEW (a)                  16,300       231
Ameripath, Inc. (a)                                             25,300       683
AmerisourceBergen Corp.                                         43,489     3,369
AMN Healthcare Services, Inc. NEW (a)                           48,400     1,491
Amylin Pharmaceutical, Inc.                                     47,400       450
Applera Corp. - Celera Genomics Group (a)                       72,900     1,140
Apria Healthcare Group, Inc. (a)                                18,900       491
Arrow International, Inc.                                        1,900        90
Bard (C.R.), Inc.                                               33,300     1,830
Barr Laboratories, Inc. (a)                                      3,900       260
Bausch & Lomb, Inc.                                             69,400     2,496
Beckman Coulter, Inc.                                           13,400       640
Bio-Rad Laboratories, Inc. (a)                                   5,200       251
Bio-Technology General Corp. (a)                                16,700        82
Boron Lepore & Associates, Inc. (a)                              5,200        62
Cephalon, Inc. (a)                                               9,400       551
Cerner Corp. (a)                                                10,800       574
Charles River Laboratories International, Inc. (a)              78,900     2,363
Conmed Corp. (a)                                                29,200       788
Cooper Cos., Inc.                                               21,300     1,129
Coventry Health Care, Inc. (a)                                  55,100     1,736
Cross Country, Inc. NEW (a)                                     31,100       941
Datascope Corp.                                                  4,600       145
DaVita, Inc. (a)                                                59,600     1,545
Dentsply International, Inc.                                    66,400     2,634
Diagnostic Products Corp.                                        7,400       355
Dianon Systems, Inc. (a)                                         9,500       623
Edwards Lifesciences Corp. (a)                                  47,700     1,198
Endo Pharmaceuticals Holdings, Inc. (a)                         52,800       611

                                                               Equity II Fund 19

EQUITY II FUND

                                                      April 30, 2002 (Unaudited)

                                                                          MARKET
                                                                NUMBER    VALUE
                                                                  OF      (000)
                                                                SHARES      $
                                                               -------   -------
Endocare, Inc. (a)                                              54,770     1,051
Enzo Biochem, Inc. (a)                                          28,100       509
Enzon, Inc. (a)                                                 60,000     2,234
Express Scripts, Inc. (a)                                       22,200     1,403
First Health Group Corp. (a)                                    53,000     1,537
Genencor International, Inc. (a)                                27,400       289
Health Net, Inc. (a)                                            48,000     1,423
Healthsouth Corp. (a)                                          133,900     2,022
Henry Schein, Inc. (a)                                          21,300     1,014
Hologic, Inc. (a)                                               28,700       466
Hooper Holmes, Inc.                                             47,500       494
Humana, Inc. (a)                                               145,500     2,379
ICN Pharmaceuticals, Inc.                                       16,000       443
Icon PLC - ADR (a)                                              18,300       556
Idexx Laboratories, Inc. (a)                                    53,500     1,524
Inhale Therapeutic Systems, Inc. (a)                            42,100       333
Invitrogen Corp. (a)                                            14,500       503
Kos Pharmaceuticals, Inc. (a)                                   16,900       439
Laboratory Corp. Of America Holdings (a)                         6,900       684
Lincare Holdings, Inc. (a)                                      69,400     2,185
Manor Care, Inc. (a)                                             9,500       244
Maxygen (a)                                                     31,300       289
Medicis Pharmaceutical Class A (a)                              39,250     2,102
Mentor Corp.                                                    15,000       601
Mid Atlantic Medical Services (a)                               21,900       798
NDCHealth Corp.                                                 11,200       360
Neurocrine Biosciences, Inc. (a)                                39,900     1,312
Ocular Sciences, Inc. (a)                                       39,500     1,183
Omnicare, Inc.                                                  96,600     2,583
Owens & Minor, Inc.                                             25,000       517
Oxford Health Plans (a)                                          9,800       452
Pacificare Health Systems (a)                                   49,000     1,483
Parexel International Corp. (a)                                 37,400       582
Pediatrix Medical Group, Inc. (a)                               23,300     1,095
Pharmaceutical Product Development, Inc. (a)                    65,609     1,652
Pharmaceutical Resources, Inc. (a)                              19,300       483
Pharmacopeia, Inc. (a)                                          53,100       616
Protein Design Labs, Inc. (a)                                   24,500       440
PSS World Medical, Inc. (a)                                     29,300       290
Respironics, Inc. (a)                                           23,100       757
Sangstat Medical Corp. (a)                                      34,600       806
SICOR, Inc. (a)                                                 60,192     1,067
Spacelabs Medical, Inc. (a)                                     51,800       742
Stericycle, Inc. (a)                                            20,900     1,411
Sybron Dental Specialties, Inc. (a)                             12,799       252
Syncor International Corp.-Del (a)                               9,600       300
Theragenics Corp. (a)                                           11,500       103
Therasense, Inc. New                                             3,100        78
Thoratec Corp. (a)                                              33,000       271
Triad Hospitals, Inc. (a)                                       45,700     1,919
Trigon Healthcare, Inc. (a)                                     12,900     1,299
Varian Medical Systems, Inc. (a)                                15,800       685
Visx, Inc. (a)                                                  35,900       588
VitalWorks, Inc. (a)                                            17,300       131
West Pharmaceutical Services, Inc.                               3,700       104
Wilson Greatbatch Technologies, Inc. (a)                         5,800       152
                                                                          ------
                                                                          81,842
                                                                          ------
INTEGRATED OILS - 0.4%
Great Plains Energy, Inc.                                       36,800       864
Holly Corp.                                                      3,600        63
Tesoro Petroleum Corp. (a)                                      78,289       885
Unocal Corp.                                                    41,000     1,525
                                                                          ------
                                                                           3,337
                                                                          ------
MATERIALS AND PROCESSING - 7.2%
Airgas, Inc. (a)                                                10,200       168
AK Steel Holding Corp.                                          84,000     1,030
Albany International Corp. Class A                              24,900       627
Albemarle Corp.                                                 17,900       531
Amcol International Corp.                                        4,100        25
Applied Films Corp. (a)                                         28,951       715
Aptargroup, Inc.                                                47,300     1,757
Ashland, Inc.                                                   13,500       551
Bemis Co.                                                        7,700       410
Brush Engineered Materials, Inc.                                 5,500        71
Cabot Corp.                                                     52,000     1,550
Calgon Carbon Corp.                                            153,300     1,380
Cambrex Corp.                                                   20,680       850
Centex Construction Products, Inc.                               4,100       178
Chesapeake Corp.                                                38,600     1,060
Commercial Metals Co.                                           23,200     1,040
CoorsTek, Inc. (a)                                              70,824     2,783
Cytec Industries, Inc. (a)                                      96,800     3,193
EMCOR Group, Inc. (a)                                           36,000     2,191
Energizer Holdings, Inc. (a)                                    52,100     1,245
Engelhard Corp.                                                 61,800     1,880
Finish Line Class A (a)                                          9,600       195
Glatfelter                                                      11,700       205
Grant Prideco, Inc. (a)                                         66,845     1,070
Greif Brothers Corp. Class A                                     7,300       259
HB Fuller Co.                                                   11,900       370
Hughes Supply, Inc.                                             38,300     1,598
IMC Global, Inc.                                                36,000       454
International Specialty Products, Inc. (a)                      15,300       142
Ivex Packaging Corp. (a)                                        27,600       635
Jacobs Engineering Group, Inc. (a)                              23,600       931
Lennox International, Inc.                                      22,300       335
LNR Property Corp.                                              52,500     1,922
Longview Fibre Co.                                               4,800        48

20 Equity II Fund

EQUITY II FUND

                                                      April 30, 2002 (Unaudited)

                                                                          MARKET
                                                                NUMBER    VALUE
                                                                  OF      (000)
                                                                SHARES      $
                                                               -------   -------
Louisiana-Pacific Corp.                                        156,000     1,825
Lubrizol Corp.                                                  29,700     1,024
Lydall, Inc. (a)                                                16,000       232
Martin Marietta Materials, Inc.                                 13,400       522
Maverick Tube Corp. (a)                                         63,040     1,144
MeadWestvaco Corp.                                              22,600       664
Minerals Technologies, Inc.                                     21,100     1,055
NL Industries                                                    4,600        76
Nortek, Inc. (a)                                                 4,000       177
OM Group, Inc.                                                   6,200       414
Omnova Solutions, Inc.                                          13,400       123
Pactiv Corp. (a)                                                84,000     1,736
Pope & Talbot, Inc.                                              7,700       110
Potlatch Corp.                                                   6,400       221
Precision Castparts Corp.                                       96,400     3,409
RPM, Inc.                                                      149,500     2,534
RTI International Metals, Inc. (a)                              15,800       208
Schulman (A.), Inc.                                             73,000     1,482
Scotts Co./The Class A (a)                                      13,400       639
Sealed Air Corp. (a)                                            66,200     2,957
Shaw Group, Inc. (a)                                             2,700        82
SPS Technologies, Inc. (a)                                      37,200     1,455
Standard Register Co./The                                        7,500       240
Temple-Inland, Inc.                                             28,200     1,493
Texas Industries, Inc.                                          39,500     1,532
Timken Co.                                                      46,300     1,234
Tredegar Corp.                                                  24,300       558
Unifi, Inc. (a)                                                 26,000       291
Universal Forest Products, Inc.                                  3,800        95
URS Corp. (a)                                                   14,800       456
USEC, Inc.                                                      66,000       451
USG Corp. (a)                                                   14,200       100
Wausau-Mosinee Paper Corp.                                      10,600       138
Wd-40 Co.                                                       14,800       405
York International Corp.                                        29,600     1,078
                                                                          ------
                                                                          61,559
                                                                          ------
MISCELLANEOUS - 1.3%
Crane Co.                                                        6,400       177
FMC Corp. (a)                                                    3,900       151
GenCorp, Inc.                                                   54,700       859
Hillenbrand Industries, Inc.                                    12,800       827
ITT Industries, Inc.                                             8,100       566
Johnson Controls, Inc.                                          19,200     1,656
Kaman Corp. Class A                                              5,900       106
SPX Corp. (a)                                                    6,300       848
St. Joe Co. (The)                                               55,200     1,697
Textron, Inc.                                                   38,000     1,869
US Industries, Inc. (a)                                        100,600       362
Wesco Financial Corp.                                            5,635     1,792
                                                                          ------
                                                                          10,910
                                                                          ------

OTHER ENERGY - 4.2%
Atwood Oceanics, Inc. (a)                                        5,300       244
BJ Services Co. (a)                                             27,600     1,014
CARBO Ceramics, Inc.                                            10,600       399
Cooper Cameron Corp. (a)                                        12,800       702
Devon Energy Corp.                                              34,200     1,686
ENSCO International, Inc.                                        9,500       321
EOG Resources, Inc.                                             30,600     1,302
Evergreen Resources, Inc. (a)                                   12,500       559
GlobalSantaFe Corp.                                             60,676     2,129
Gulfmark Offshore, Inc. (a)                                     41,000     1,822
Houston Exploration Co. (The)(a)                                 2,700        84
Hydril Co. (a)                                                  26,000       663
Kaneb Pipe Line Partners LP                                     10,900       449
Key Energy Services, Inc. (a)                                   95,039     1,155
Key Production Co., Inc. (a)                                     7,800       167
Lufkin Industries, Inc.                                          3,100        90
Nabors Industries, Inc. (a)                                     39,707     1,809
National-Oilwell, Inc. (a)                                      14,400       383
Ocean Energy, Inc.                                              27,200       582
Oceaneering International, Inc. (a)                              8,100       215
Octel Corp. (a)                                                  5,200       117
Parker Drilling Co. (a)                                         59,100       253
Patina Oil & Gas Corp.                                           6,400       232
Patterson-UTI Energy, Inc. (a)                                  57,771     1,849
Pioneer Natural Resources Co. (a)                               23,600       566
PNM Resources, Inc.                                             61,400     1,781
Rowan Cos., Inc.                                                76,800     1,949
Seitel, Inc. (a)                                                10,400        84
Smith International, Inc. (a)                                   29,100     2,038
Talisman Energy, Inc.                                           39,100     1,673
TEPPCO Partners L.P.                                            49,700     1,618
Tetra Technologies, Inc. (a)                                     2,300        66
Tom Brown, Inc. (a)                                             18,700       542
Universal Compression Holdings, Inc. (a)                         7,400       182
Valero Energy Corp.                                             34,400     1,485
Varco International, Inc. (a)                                   22,433       460
Vintage Petroleum, Inc.                                        193,996     2,677
XTO Energy, Inc.                                               100,955     2,059
                                                                          ------
                                                                          35,406
                                                                          ------
PRODUCER DURABLES - 8.9%
Actuant Corp. Class A (a)                                       11,400       500
Advanced Energy Industries, Inc. (a)                            44,633     1,553
AGCO Corp.                                                      32,100       729
Allen Telecom, Inc. (a)                                         75,400       497
Alliant Techsystems, Inc. (a)                                   20,575     2,216
Ametek, Inc.                                                    31,300     1,212
Asyst Technologies, Inc. (a)                                    36,600       600
Axcelis Technologies, Inc. (a)                                   7,200       104
Briggs & Stratton                                               16,000       674

                                                               Equity II Fund 21

EQUITY II FUND

                                                      April 30, 2002 (Unaudited)

                                                                          MARKET
                                                               NUMBER     VALUE
                                                                 OF       (000)
                                                               SHARES       $
                                                              -------    -------
Brooks Automation, Inc. (a)                                    33,097      1,180
Centex Corp.                                                    9,600        540
Clayton Homes, Inc.                                            15,000        257
CNH Global NV                                                  48,500        279
Cohu, Inc.                                                     38,200      1,070
Curtiss-Wright Corp.                                            8,300        633
Cymer, Inc. (a)                                                20,836        985
Diebold, Inc.                                                   1,800         68
Donaldson Co., Inc.                                            21,000        906
Dover Corp.                                                    37,500      1,397
DR Horton, Inc.                                                83,550      2,156
Electro Scientific Industries, Inc. (a)                        29,325        882
Electroglas, Inc. (a)                                          46,900        788
Encore Wire Corp. (a)                                           5,100         84
Engineered Support Systems, Inc.                               14,300        706
FEI Co. (a)                                                    45,721      1,208
Flowserve Corp. (a)                                            30,600      1,056
Franklin Electric Co., Inc.                                    13,200        668
Gardner Denver, Inc. (a)                                        4,600        128
General Cable Corp.                                            18,400        211
General Dynamics Corp.                                          1,300        126
Genlyte Group, Inc. (a)                                         5,800        254
Global Power Equipment Group, Inc./
  NEW (a)                                                      17,500        202
Hovnanian Enterprises, Inc. Class A (a)                        15,700        478
Hubbell, Inc. Class B                                          22,300        768
IDEX Corp.                                                      2,000         72
Ingersoll-Rand Co. Class A                                     34,450      1,721
Itron, Inc. (a)                                                91,866      3,274
Kadant, Inc. (a)                                               19,300        307
KB Home                                                        49,200      2,453
Kla-Tencor Corp. (a)                                            5,700        336
Kulicke & Soffa Industries, Inc. (a)                           64,200      1,165
Lam Research Corp. (a)                                         13,300        341
Lennar Corp.                                                   54,100      3,005
LTX Corp. (a)                                                  42,000        891
M/I Schottenstein Homes, Inc.                                  11,200        708
Manitowoc Co.                                                  10,500        459
MDC Holdings, Inc.                                              5,721        289
Mettler Toledo International, Inc. (a)                         46,200      1,776
Micros Systems, Inc. (a)                                        2,600         73
Millipore Corp.                                                25,800      1,031
MKS Instruments, Inc. (a)                                      28,373        962
Moog, Inc. Class A (a)                                         21,150        723
NVR, Inc. (a)                                                   3,300      1,220
Orbital Sciences Corp. (a)                                    129,400        863
Pentair, Inc.                                                  36,800      1,787
Photon Dynamics, Inc. (a)                                      31,928      1,547
Photronics, Inc. (a)                                           50,100      1,651
Plantronics, Inc. (a)                                          22,700        478
Polycom, Inc. (a)                                              40,445        834
Powell Industries, Inc. (a)                                     8,000        188
Powerwave Technologies, Inc. (a)                               47,240        564
Pulte Homes, Inc.                                              10,800        575
Rayovac Corp. (a)                                               3,900         62
RF Micro Devices, Inc. (a)                                     55,500        966
Rockwell Collins, Inc.                                         27,000        643
Roper Industries, Inc.                                         24,400      1,122
Rudolph Technologies, Inc. (a)                                 47,334      1,444
Ryland Group, Inc.                                             37,500      4,124
Somera Communications, Inc. (a)                                24,900        178
Standard-Pacific Corp.                                         38,900      1,306
Starrett (L.S.) Co. Class A                                    24,000        568
Steelcase, Inc. Class A                                        40,300        673
Stewart & Stevenson Services                                    8,000        151
Symmetricom, Inc. (a)                                          18,500        118
Teledyne Technologies, Inc. (a)                                83,400      1,418
Terex Corp. (a)                                                 5,878        147
Therma-Wave, Inc. (a)                                          74,817      1,058
Toll Brothers, Inc. (a)                                       130,000      3,867
TRC Cos., Inc. (a)                                              7,500        171
TTM Technologies, Inc. (a)                                     12,700        104
Varian Semiconductor Equipment
  Associates, Inc. (a)                                         16,000        748
Veeco Instruments, Inc. (a)                                    36,362      1,077
Watts Industries, Inc. Class A                                 33,000        601
Woodward Governor Co.                                           3,200        220
                                                                          ------
                                                                          75,174
                                                                          ------

TECHNOLOGY - 11.9%
3Com Corp. (a)                                                239,500      1,382
Acxiom Corp. (a)                                              108,400      1,803
Adaptec Inc. (a)                                               73,500      1,080
Adtran, Inc. (a)                                               15,400        383
Advanced Fibre Communication (a)                               18,300        325
Advent Software, Inc. (a)                                       1,900         94
Aeroflex, Inc. (a)                                             76,206      1,065
Affiliated Computer Services, Inc.
  Class A (a)                                                  31,900      1,725
Alliance Data Systems Corp. NEW (a)                            59,700      1,472
Alloy, Inc. (a)                                                60,800        769
Alpha Industries (a)                                           25,800        316
Anadigics, Inc. (a)                                            15,900        161
Anaren Microwave, Inc. (a)                                     72,123        911
Anixter International, Inc. (a)                                 7,000        203
Arbitron, Inc. (a)                                             40,900      1,406
Arris Group, Inc. (a)                                         101,000        877
Arrow Electronics, Inc. (a)                                    88,500      2,336
Ascential Software Corp. (a)                                   33,800        116
ASE Test, Ltd. (a)                                             51,700        705
AsiaInfo Holdings, Inc. (a)                                    29,100        296
ASM International NV (a)                                       24,800        570

22 Equity II Fund

EQUITY II FUND

                                                      April 30, 2002 (Unaudited)

                                                                         MARKET
                                                             NUMBER      VALUE
                                                               OF        (000)
                                                             SHARES        $
                                                            --------    -------
Aspen Technology, Inc. (a)                                    51,323        695
ATI Technologies, Inc. (a)                                    36,600        373
Autodesk, Inc.                                                96,600      1,776
Avaya, Inc. (a)                                               38,500        236
Avnet, Inc.                                                  140,300      3,593
Avocent Corp. (a)                                             21,000        525
AVX Corp.                                                     12,200        243
Borland Software Corp. (a)                                    12,200        133
Business Objects SA - ADR (a)                                 26,800        902
CACI International, Inc. Class A (a)                          47,200      1,424
Caliper Technologies Corp. NMS (a)                            25,700        271
Caminus Corp. (a)                                             40,500        756
ChipPAC, Inc. (a)                                             47,700        436
Cirrus Logic, Inc. (a)                                        38,900        473
Coherent, Inc. (a)                                            26,580        813
CommScope, Inc. (a)                                            5,000         79
Conexant Systems, Inc. (a)                                    35,800        365
CSG Systems International (a)                                  5,800        152
Digex, Inc. (a)                                              232,730        193
Documentum, Inc. (a)                                          18,300        355
DRS Technologies, Inc. (a)                                    17,800        823
E.piphany, Inc. (a)                                           46,100        278
Electronics for Imaging (a)                                   11,600        208
Entegris, Inc. (a)                                            14,800        233
EPIQ Systems, Inc. (a)                                         6,500        111
ESCO Technologies, Inc. (a)                                    7,600        306
ESS Technology (a)                                            61,700        985
Fairchild Semiconductor International, Inc. Class A (a)       19,200        517
Gartner Group, Inc. Class A                                   34,200        400
Genuity, Inc. Class A (a)                                    530,400        371
Harris Corp.                                                  41,500      1,503
Hifn, Inc. (a)                                                13,731        146
HPL Technologies, Inc. NEW (a)                                37,900        453
Hutchinson Technology, Inc. (a)                                5,300         95
Hyperion Solutions Corp. (a)                                 106,200      2,485
Ii-Vi, Inc. (a)                                               61,761        925
Imation Corp. (a)                                             43,600      1,312
Inet Technologies, Inc. (a)                                   17,900        151
InFocus Corp. (a)                                             13,600        176
Informatica Corp. (a)                                         75,400        598
Ingram Micro, Inc. (a)                                        90,600      1,346
Inktomi Corp. (a)                                             41,800         97
Integrated Circuit Systems, Inc. (a)                          63,798      1,270
Inter-Tel, Inc.                                               34,800        714
International Rectifier Corp. (a)                             25,000      1,153
Internet Security Systems (a)                                 14,300        280
Intersil Corp. Class A (a)                                    27,200        730
Intrado, Inc. (a)                                             43,800        814
Iona Technologies PLC - ADR (a)                               28,200        343
JD Edwards & Co. (a)                                          22,300        248
JDA Software Group, Inc. (a)                                  63,700      1,926
Kemet Corp. (a)                                               71,700      1,389
Keynote Systems, Inc. (a)                                     37,100        339
KPMG Consulting, Inc. NEW (a)                                 26,100        457
L-3 Communications Holdings, Inc. (a)                          4,400        562
Lawson Software, Inc. NEW (a)                                 51,000        434
Loral Space & Communications (a)                             218,600        431
LSI Logic Corp. (a)                                           58,400        750
Macrovision Corp. (a)                                         20,000        445
Manugistics Group, Inc. (a)                                   62,926        992
Marvell Technology Group, Ltd. (a)                            24,300        875
Maxtor Corp. (a)                                             408,700      2,832
Mentor Graphics Corp. (a)                                     22,700        438
Mercury Computer Systems, Inc. (a)                             3,300         96
Mercury Interactive Corp. (a)                                 18,000        671
Microchip Technology, Inc. (a)                                58,441      2,601
Microsemi Corp. (a)                                            3,400         45
MRO Software, Inc. (a)                                         5,100         74
Mykrolis Corp. NEW (a)                                        47,390        699
National Instruments Corp. (a)                                28,900      1,111
Network Associates, Inc. (a)                                  62,800      1,115
Novell, Inc. (a)                                              42,100        156
Numerical Technologies, Inc. (a)                              66,400        866
O2Micro International, Ltd. (a)                               57,800        942
Oak Technology, Inc. (a)                                      62,800        894
Openwave Systems, Inc. (a)                                    88,956        509
Opnet Technologies, Inc. (a)                                   6,100         48
Overture Services, Inc. (a)                                   33,251      1,137
Pericom Semiconductor Corp. (a)                                2,500         36
Plexus Corp. (a)                                              30,000        750
Power Integrations, Inc. (a)                                  37,100        785
Precise Software Solutions, Ltd. (a)                          39,900        524
Progress Software Corp. (a)                                   40,400        681
QuadraMed Corp. (a)                                            9,900         63
Quantum Corp. (a)                                            140,200      1,030
Quest Software, Inc. (a)                                      23,200        302
Rational Software Corp. (a)                                   21,600        315
Register.com (a)                                              41,000        345
Reynolds & Reynolds Co./The Class A                           73,200      2,120
Roxio, Inc. (a)                                               32,900        699
Sandisk Corp. (a)                                             24,300        398
Scansource, Inc. (a)                                           5,400        362
Secure Computing Corp. (a)                                    99,983      1,257
Semtech Corp. (a)                                             46,974      1,502
Serena Software, Inc. (a)                                     26,400        363
Silicon Image, Inc. (a)                                       92,612        894
Silicon Laboratories, Inc. (a)                                35,800      1,058
Standard Microsystems Corp. (a)                                7,100        174
Storage Technology Corp. (a)                                  56,900      1,171
StorageNetworks, Inc. (a)                                     21,200         62
Supertex, Inc. (a)                                             3,000         57

                                                              Equity II Fund 23

EQUITY II FUND

                                                      April 30, 2002 (Unaudited)

                                                                         MARKET
                                                             NUMBER       VALUE
                                                               OF         (000)
                                                             SHARES         $
                                                            --------    -------
SYKES Enterprises, Inc. (a)                                   14,800        152
Synopsys, Inc. (a)                                             3,000        135
Systems & Computer Technology Corp. (a)                       38,400        597
Talx Corp.                                                     7,300        119
Transaction Systems Architects, Inc. Class A (a)               5,900         68
Unisys Corp. (a)                                             132,400      1,787
UNOVA, Inc. (a)                                               91,800        744
Utstarcom, Inc. (a)                                          148,850      3,646
Verity, Inc. (a)                                              73,276        978
Vignette Corp. (a)                                           185,100        476
Virage Logic Corp. (a)                                         7,200        130
Vishay Intertechnology, Inc. (a)                              68,800      1,513
webMethods, Inc. (a)                                          22,500        335
Witness Systems, Inc. (a)                                      9,300         73
Zebra Technologies Corp. Class A (a)                           8,000        453
Zoran Corp. (a)                                               38,864      1,407
                                                                        -------
                                                                        101,254
                                                                        -------
UTILITIES - 2.1%
AGL Resources, Inc.                                           34,200        819
Allete, Inc.                                                  11,800        360
Alliant Energy Corp.                                          19,900        562
AT&T Wireless Services, Inc. (a)                              51,500        461
Avista Corp.                                                  94,500      1,511
Broadwing, Inc. (a)                                           33,000        218
Cascade Natural Gas Corp.                                      4,800        108
CH Energy Group, Inc.                                         11,400        586
Cleco Corp.                                                   13,000        322
Commonwealth Telephone Enterprises, Inc. (a)                   7,700        291
Constellation Energy Group, Inc.                              14,700        469
EL Paso Electric Co. (a)                                       6,000         94
General Communication Class A (a)                             22,300        223
Hawaiian Electric Industries                                  28,700      1,356
IDT Corp. (a)                                                 16,700        334
Madison Gas & Electric Co.                                     3,900        111
Mediacom Communications Corp. (a)                             77,200        772
Middlesex Water Co.                                            4,100        101
New Jersey Resources Corp.                                    10,350        331
Northwestern Corp.                                             6,600        136
Oneok, Inc.                                                   40,000        874
Potomac Electric Power                                        25,300        578
Quintiles Transnational Corp. (a)                             14,600        207
RMH Teleservices, Inc. (a)                                    40,100        512
Sierra Pacific Resources                                      41,400        294
South Jersey Industries, Inc.                                  1,800         64
Telephone & Data Systems, Inc.                                12,200      1,049
UGI Corp.                                                     20,900        658
US Cellular Corp. (a)                                         36,700      1,450
Western Resources, Inc.                                       92,000      1,600
Wisconsin Energy Corp.                                        28,900        751
WPS Resources Corp.                                           11,100        462
                                                                        -------
                                                                         17,664
                                                                        -------
TOTAL COMMON STOCKS
(cost $654,665)                                                         794,751
                                                                        -------

                                                     PRINCIPAL
                                                       AMOUNT
                                                       (000)
                                                         $
                                                     ---------
SHORT-TERM INVESTMENTS - 6.0%
Frank Russell Investment Company
   Money Market Fund (e)                                44,828           44,828
United States Treasury Bill (c)(d)(e)
   1.795% due 06/20/02                                   6,000            5,985
                                                                  -------------

TOTAL SHORT-TERM INVESTMENTS
(cost $50,813)                                                           50,813
                                                                  -------------

TOTAL INVESTMENTS - 99.6%
(identified cost $705,478)                                              845,564

OTHER ASSETS AND LIABILITIES,
NET - 0.4%                                                                3,437
                                                                  -------------

NET ASSETS - 100.0%                                                     849,001
                                                                  =============

                                                                    UNREALIZED
                                                      NOTIONAL     APPRECIATION
                                                       AMOUNT     (DEPRECIATION)
                                                       (000)          (000)
FUTURES CONTRACTS                                        $              $
                                                      --------    --------------
LONG POSITIONS
Nasdaq 100 Index
   expiration date 06/02                                 7,424           (1,396)
Russell 2000 (TM) Index
   expiration date 06/02                                24,793              518
S&P 400 Midcap Index
   expiration date 06/02                                10,238               (3)
S&P 500 Index
   expiration date 06/02                                10,233             (357)
                                                                  -------------
Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased                                                    (1,238)
                                                                  =============

See accompanying notes which are an integral part of the financial statements.

24 Equity II Fund

EQUITY II FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2002 (Unaudited)

ASSETS
Investments at market (including securities on
  loan of $82,061), (identified cost $705,478) ....................   $ 845,564
Cash ..............................................................       1,078
Receivables:
   Dividends and interest .........................................         447
   Investments sold ...............................................      10,945
   Fund shares sold ...............................................       2,486
   Daily variation margin on futures contracts ....................         950
Investment of securities lending collateral in
  money market funds, at cost and market value ....................      85,156
                                                                      ---------

      Total assets ................................................     946,626

LIABILITIES
Payables:
   Investments purchased ..............................  $   10,354
   Fund shares redeemed ...............................       1,407
   Accrued fees to affiliates .........................         641
   Other accrued expenses .............................          67
Payable upon return of securities loaned ..............      85,156
                                                         ----------
      Total liabilities ...........................................      97,625
                                                                      ---------
NET ASSETS ........................................................   $ 849,001
                                                                      =========
NET ASSETS CONSIST OF:
Undistributed net investment income ...............................   $   1,046
Accumulated net realized gain (loss) ..............................       6,830
Unrealized appreciation (depreciation) on:
   Investments ....................................................     140,086
   Futures contracts ..............................................      (1,238)
Shares of beneficial interest .....................................         251
Additional paid-in capital ........................................     702,026
                                                                      ---------
NET ASSETS ........................................................   $ 849,001
                                                                      =========
NET ASSET VALUE, offering and redemption price per share:
   Class E ($34,852,421 divided by 1,029,499 shares of $.01 par
     value shares of beneficial interest outstanding) .............   $   33.85
                                                                      =========
   Class I ($ 640,500,215 divided by 18,903,985 shares of $.01 par
     value shares of beneficial interest outstanding) .............   $   33.88
                                                                      =========
   Class Y ($ 173,648,749 divided by 5,123,438 shares of $.01 par
     value shares of beneficial interest outstanding) .............   $   33.89
                                                                      =========

  See accompanying notes which are an integral part of the financial statements.

                                                               Equity II Fund 25

EQUITY II FUND

STATEMENT OF OPERATIONS

Amounts in thousands         For the Six Months Ended April 30, 2002 (Unaudited)

INVESTMENT INCOME
   Dividends ...............................................................    $  3,780
   Dividends from Money Market Fund ........................................         452
   Securities Lending Income ...............................................         295
   Interest ................................................................          66
                                                                                --------
      Total investment income ..............................................       4,593

EXPENSES
   Advisory fees ...............................................    $  2,734
   Administrative fees - Class E ...............................           8
   Administrative fees - Class I ...............................         159
   Administrative fees - Class Y ...............................           1
   Custodian fees ..............................................         261
   Transfer agent fees - Class E ...............................           5
   Transfer agent fees - Class I ...............................         230
   Professional fees ...........................................          21
   Registration fees ...........................................          49
   Shareholder servicing fees - Class E ........................          42
   Trustees' fees ..............................................           6
   Miscellaneous ...............................................          30
                                                                    --------
   Expenses before reductions ..................................       3,546
   Expense reductions ..........................................          (1)
                                                                    --------
      Expenses, net ........................................................       3,545
                                                                                --------
Net investment income ......................................................       1,048
                                                                                --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments .................................................       9,808
   Futures contracts ...........................................      12,810      22,618
                                                                    --------
Net change in unrealized appreciation (depreciation) on:
   Investments .................................................     125,158
   Futures contracts ...........................................      (3,695)    121,463
                                                                    --------    --------
Net realized and unrealized gain (loss) ....................................     144,081
                                                                                --------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ......................    $145,129
                                                                                ========

See accompanying notes which are an integral part of the financial statements.

26 Equity II Fund

EQUITY II FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                SIX MONTHS ENDED        FISCAL
                                                                 APRIL 30, 2002       YEAR ENDED
                                                                  (UNAUDITED)      OCTOBER 31, 2001
                                                                ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income ......................................        $   1,048        $     4,446
   Net realized gain (loss) ...................................           22,618            (24,284)
   Net change in unrealized appreciation (depreciation) .......          121,463           (108,093)
                                                                     -----------        -----------
      Net increase (decrease) in net assets from
        operations ............................................          145,129           (127,931)
                                                                     -----------        -----------
DISTRIBUTIONS
   From net investment income
      Class E .................................................              (73)               (71)
      Class I .................................................           (2,653)            (1,840)
      Class Y .................................................             (468)              (127)
   From net realized gain
      Class E .................................................               --             (4,418)
      Class I .................................................               --            (95,456)
      Class Y .................................................               --             (6,240)
                                                                     -----------        -----------
         Net decrease in net assets from distributions ........           (3,194)          (108,152)
                                                                     -----------        -----------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share
     transactions .............................................          (34,175)           122,618
                                                                     -----------        -----------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS ...................          107,760           (113,465)

NET ASSETS
   Beginning of period ........................................          741,241            854,706
                                                                     -----------        -----------
   End of period (including undistributed net
     investment income of $1,046 and $3,192,
     respectively) ............................................      $   849,001        $   741,241
                                                                     ===========        ===========

  See accompanying notes which are an integral part of the financial statements.

                                                               Equity II Fund 27

EQUITY II FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                       FISCAL YEARS ENDED
                                                                           OCTOBER 31,
                                                                       -------------------
                                                             2002*       2001      2000**     1999***
                                                            --------   --------   --------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD .....................  $  28.24   $  38.33   $  35.71   $   31.37
                                                            --------   --------   --------   ---------
INCOME FROM OPERATIONS
   Net investment income (a) .............................       .01        .12        .03         .02
   Net realized and unrealized gain (loss) ...............      5.67      (5.36)      3.32        5.99
                                                            --------   --------   --------   ---------
      Total income from operations .......................      5.68      (5.24)      3.35        6.01
                                                            --------   --------   --------   ---------
DISTRIBUTIONS
   From net investment income ............................      (.07)      (.07)      (.02)       (.01)
   From net realized gain ................................        --      (4.78)      (.71)      (1.66)
                                                            --------   --------   --------   ---------
      Total distributions ................................      (.07)     (4.85)      (.73)      (1.67)
                                                            --------   --------   --------   ---------
NET ASSET VALUE, END OF PERIOD ...........................  $  33.85   $  28.24   $  38.33   $   35.71
                                                            ========   ========   ========   =========

TOTAL RETURN (%)(b) ......................................     20.12     (14.86)      9.49       19.55

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ..............    34,852     29,647     35,498      33,525

   Ratios to average net assets (%)(c):
      Operating expenses .................................      1.12       1.08       1.13        1.17
      Net investment income ..............................       .05        .37        .10         .09

   Portfolio turnover rate (%) ...........................     60.36     134.79     137.51      111.89

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

28 Equity II Fund

EQUITY II FUND

FINANCIAL HIGHLIGHTS - CLASS I

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                     FISCAL YEARS ENDED
                                                                         OCTOBER 31,               YEARS ENDED DECEMBER 31,
                                                                    --------------------   ----------------------------------------
                                                           2002*      2001       2000**      1999       1998      1997       1996
                                                         --------   --------    --------   --------   --------  --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD.................... $  28.29   $  38.35    $  35.71   $  30.94   $  32.96  $  30.05   $  28.88
                                                         --------   --------    --------   --------   --------  --------   --------
INCOME FROM OPERATIONS
   Net investment income (a)............................      .04        .18         .11        .10        .09       .11        .16
   Net realized and unrealized gain (loss)..............     5.68      (5.37)       3.33       6.68        .04      8.11       4.96
                                                         --------   --------    --------   --------   --------  --------   --------
      Total income from operations......................     5.72      (5.19)       3.44       6.78        .13      8.22       5.12
                                                         --------   --------    --------   --------   --------  --------   --------
DISTRIBUTIONS
   From net investment income...........................     (.13)      (.09)       (.09)      (.10)      (.10)     (.11)      (.16)
   From net realized gain...............................       --      (4.78)       (.71)     (1.91)     (2.05)    (5.20)     (3.79)
                                                         --------   --------    --------   --------   --------  --------   --------
      Total distributions...............................     (.13)     (4.87)       (.80)     (2.01)     (2.15)    (5.31)     (3.95)
                                                         --------   --------    --------   --------   --------  --------   --------
NET ASSET VALUE, END OF PERIOD.......................... $  33.88   $  28.29    $  38.35   $  35.71   $  30.94  $  32.96   $  30.05
                                                         ========   ========    ========   ========   ========  ========   ========
TOTAL RETURN (%)(b).....................................    20.25     (14.69)       9.73      22.60        .70     28.66      18.51

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands).............  640,500    584,718     769,096    752,530    533,819   482,159    365,955

   Ratios to average net assets (%)(c):
      Operating expenses................................      .91        .90         .88        .92        .91       .92        .95
      Net investment income.............................      .26        .55         .35        .31        .29       .35        .52

   Portfolio turnover rate (%)..........................    60.36     134.79      137.51     111.89     128.87    103.00     120.78

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                               Equity II Fund 29

EQUITY II FUND

FINANCIAL HIGHLIGHTS - CLASS Y

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                            FISCAL YEARS ENDED
                                                                               OCTOBER 31,
                                                                           -------------------
                                                               2002*         2001       2000**
                                                             ---------     --------    -------
NET ASSET VALUE, BEGINNING OF PERIOD ......................  $   28.32     $  38.35    $ 38.89
                                                             ---------     --------    -------
INCOME FROM OPERATIONS
   Net investment income (a) ..............................        .06          .20        .11
   Net realized and unrealized gain (loss) ................       5.69        (5.35)      (.55)
                                                             ---------     --------    -------
      Total income from operations ........................       5.75        (5.15)      (.44)
                                                             ---------     --------    -------
DISTRIBUTIONS
   From net investment income .............................       (.18)        (.10)      (.10)
   From net realized gain .................................         --        (4.78)        --
                                                             ---------     --------    -------
      Total distributions .................................       (.18)       (4.88)      (.10)
                                                             ---------     --------    -------
NET ASSET VALUE, END OF PERIOD ............................  $   33.89     $  28.32    $ 38.35
                                                             =========     ========    =======
TOTAL RETURN (%)(b) .......................................      20.34       (14.59)     (1.15)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ...............    173,649      126,876     50,112

   Ratios to average net assets (%)(c):
      Operating expenses, net .............................        .77          .78        .78
      Operating expenses, gross ...........................        .77          .79        .83
      Net investment income ...............................        .39          .65        .51

   Portfolio turnover rate (%) ............................      60.36       134.79     137.51

*   For the six months ended April 30, 2002 (Unaudited).
**  For the period March 29, 2000 (commencement of sale) to October 31, 2000.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

30 Equity II Fund

EQUITY III FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2002 (Unaudited)

                                                                         MARKET
                                                               NUMBER    VALUE
                                                                 OF      (000)
                                                               SHARES      $
                                                               ------    ------
COMMON STOCKS - 96.1%
AUTO AND TRANSPORTATION - 1.6%
Airborne, Inc.                                                     60         1
AMR Corp. (a)                                                   2,820        61
ArvinMeritor, Inc.                                                245         8
Burlington Northern Santa Fe Corp.                              5,100       140
Delphi Corp.                                                    2,100        33
Expeditors International Washington, Inc.                         500        29
FedEx Corp. (a)                                                 1,410        73
Ford Motor Co.                                                 14,717       235
General Motors Corp.                                              532        34
Harley-Davidson, Inc.                                              40         2
Lear Corp. (a)                                                    480        25
Southwest Airlines Co.                                          3,050        56
Tidewater, Inc.                                                 4,660       203
TRW, Inc.                                                         520        29
Union Pacific Corp.                                             1,340        76
United Parcel Service, Inc. Class B                               700        42
                                                                         ------
                                                                          1,047
                                                                         ------
CONSUMER DISCRETIONARY - 9.4%
AOL Time Warner, Inc. (a)                                       1,860        35
Autozone, Inc. (a)                                              1,260        96
Banta Corp.                                                       480        18
Cendant Corp. (a)                                              21,100       380
Circuit City Stores, Inc. - Circuit City Group                  8,740       188
Clear Channel Communications, Inc. (a)                          1,200        56
Costco Wholesale Corp. (a)                                      1,100        44
Darden Restaurants, Inc.                                        6,330       253
Eastman Kodak Co.                                               3,200       103
Expedia, Inc. Class A (a)                                         140        11
Family Dollar Stores                                              280        10
Federated Department Stores (a)                                 4,240       168
Foot Locker, Inc. (a)                                          26,200       413
Furniture Brands International, Inc. (a)                           70         3
Gannett Co., Inc.                                               1,420       104
Gillette Co./The                                                  610        22
Gtech Holdings Corp. (a)                                        1,010        61
Harrah's Entertainment, Inc. (a)                                  790        39
Hispanic Broadcasting Corp. (a)                                10,900       292
Home Depot, Inc.                                                1,040        48
Insight Communications (a)                                        140         2
Kimberly-Clark Corp.                                            8,000       521
Leggett & Platt, Inc.                                             550        14
Liberty Media Corp. Class A (a)                                12,540       134
Limited, Inc./The                                               6,000       115
Marriott International, Inc. Class A                              800        35
Mattel, Inc.                                                    1,800        37
May Department Stores Co./The                                   4,410       153
McDonald's Corp.                                                2,360        67
Monsanto Co.                                                    1,150        35
Newell Rubbermaid, Inc.                                         2,100        66
Office Depot, Inc. (a)                                            280         5
Park Place Entertainment Corp. (a)                              2,510        31
RadioShack Corp.                                                2,370        74
Reebok International, Ltd. (a)                                  2,200        61
Republic Services, Inc. (a)                                     1,160        23
Robert Half International, Inc. (a)                               460        12
Sears Roebuck and Co.                                           7,600       401
ServiceMaster Co./The                                           1,610        23
Snap-On, Inc.                                                   1,600        51
Starwood Hotels & Resorts Worldwide, Inc.                       2,750       104
Tech Data Corp. (a)                                               230        11
Ticketmaster Class B (a)                                          270         6
Tricon Global Restaurants, Inc. (a)                             2,620       165
VF Corp.                                                        2,110        92
Viacom, Inc. Class B (a)                                        4,296       202
Wallace Computer Services, Inc.                                   980        21
Walt Disney Co.                                                13,690       317
Waste Management, Inc.                                         16,320       430
Wendy's International, Inc.                                     3,190       119
Westwood One, Inc. (a)                                          9,330       336
Whirlpool Corp.                                                 3,650       274
                                                                         ------
                                                                          6,281
                                                                         ------
CONSUMER STAPLES - 5.8%
Anheuser-Busch Co.s, Inc.                                       4,040       214
Clorox Co.                                                      7,600       336
Coca-Cola Co./The                                               2,900       161
Colgate-Palmolive Co.                                           1,170        62
Conagra Foods, Inc.                                               780        19
Coors (Adolph) Class B                                          3,050       204
CVS Corp.                                                         240         8
Dole Food Co.                                                     350        12
General Mills, Inc.                                                60         3
Hershey Foods Corp.                                             2,390       163
Hormel Foods Corp.                                              3,060        76
Interstate Bakeries                                               960        24
PepsiAmericas, Inc.                                             3,130        48
PepsiCo, Inc.                                                  14,601       758
Philip Morris Co.s, Inc.                                        5,300       288
Procter & Gamble Co.                                           11,740     1,060
RJ Reynolds Tobacco Holdings, Inc.                                940        65
Ruddick Corp.                                                     330         6
Sara Lee Corp.                                                  1,600        34
Supervalu, Inc.                                                 5,330       160
UST, Inc.                                                       4,600       183
                                                                         ------
                                                                          3,884
                                                                         ------
FINANCIAL SERVICES - 35.4%
ACE, Ltd.                                                       5,600       244
Affiliated Managers Group (a)                                   1,100        70

                                                              Equity III Fund 31

EQUITY III FUND

                                                      April 30, 2002 (Unaudited)

                                                                         MARKET
                                                               NUMBER    VALUE
                                                                 OF      (000)
                                                               SHARES      $
                                                               ------    ------
Aflac, Inc.                                                       880        26
AG Edwards, Inc.                                                  580        24
Allied Capital Corp.                                              420        11
Allmerica Financial Corp.                                          70         3
Allstate Corp./The                                              4,540       180
AMBAC Financial Group, Inc.                                       800        50
American Express Co.                                            4,510       185
American Financial Group, Inc.                                    550        16
American International Group                                    4,471       309
AmSouth Bancorp                                                 2,890        66
AON Corp.                                                      14,080       503
Apartment Investment & Management Co. Class A (b)               1,300        64
Associated Banc-Corp                                              231         9
Bank of America Corp.                                          26,670     1,934
Bank One Corp.                                                  6,750       276
BB&T Corp.                                                      2,570        98
Bear Stearns Co.s, Inc.                                         3,800       235
CarrAmerica Realty Corp. (b)                                      280         9
Charter One Financial, Inc.                                       694        25
Chubb Corp.                                                     6,870       527
Cigna Corp.                                                     7,750       845
Citigroup, Inc.                                                54,736     2,371
CNA Financial Corp. (a)                                           550        17
Colonial BancGroup, Inc.                                          280         4
Comerica, Inc.                                                  1,640       103
Commerce Bancshares, Inc.                                          68         3
Compass Bancshares, Inc.                                          490        18
Countrywide Credit Ind, Inc.                                      180         8
Crescent Real Estate EQT Co. (b)                                  610        12
Deluxe Corp.                                                   10,140       445
Dow Jones & Co., Inc.                                             230        13
DST Systems, Inc. (a)                                             440        22
Duke Realty Corp. (b)                                           4,560       120
Equity Office Properties Trust (b)                              2,982        85
Fannie Mae                                                      9,590       757
Federated Investors, Inc. Class B                                 720        23
Fidelity National Financial, Inc.                                 190         6
First Data Corp.                                                  500        40
First Tennessee National Corp.                                  3,700       143
First Virginia Banks, Inc.                                      3,400       195
FirstMerit Corp.                                                  100         3
FleetBoston Financial Corp.                                     6,300       222
Franklin Resources, Inc.                                        8,490       356
Freddie Mac                                                     7,930       518
Fulton Financial Corp.                                            453        11
Golden State Bancorp, Inc.                                        750        25
Golden West Financial Corp.                                       490        34
Goldman Sachs Group, Inc.                                         670        53
Greenpoint Financial Corp.                                      5,440       269
Hartford Financial Services Group, Inc.                         9,350       648
Hibernia Corp. Class A                                         10,250       204
Household International, Inc.                                  10,450       609
iStar Financial, Inc. (b)                                          90         3
Jefferson-Pilot Corp.                                           1,465        73
John Hancock Financial Services, Inc.                          12,550       484
John Nuveen Co. Class A                                         1,200        70
JP Morgan Chase & Co.                                          13,310       467
Keycorp                                                         4,570       128
Kimco Realty Corp. (b)                                          4,600       148
Lehman Brothers Holdings, Inc.                                  7,010       414
Lincoln National Corp.                                         16,610       796
Loews Corp.                                                     1,850       111
Marsh & McLennan Co.s, Inc.                                     4,630       468
Marshall & Ilsley Corp.                                         2,300       146
MBIA, Inc.                                                        365        20
MBNA Corp.                                                     10,140       359
Mellon Financial Corp.                                         10,100       381
Merrill Lynch & Co., Inc.                                       4,260       179
Metlife, Inc.                                                     810        28
Moody's Corp.                                                   2,170        95
Morgan Stanley Dean Witter & Co.                               10,500       501
National City Corp.                                            15,460       482
National Commerce Financial Corp.                                 440        12
North Fork BanCorp., Inc.                                       6,700       259
Old National Bancorp                                              105         3
Old Republic International Corp.                                6,110       203
PMI Group, Inc. (The)                                             210        17
PNC Financial Services Group, Inc.                              9,020       497
Popular, Inc.                                                     250         7
Progressive Corp./The                                           4,200       242
Protective Life Corp.                                             310        10
Radian Group, Inc.                                                200        10
Regions Financial Corp.                                         2,100        74
Simon Property Group, Inc. (b)                                  2,490        84
SouthTrust Corp.                                                8,190       219
St. Paul Co.s                                                  12,000       598
Stilwell Financial, Inc.                                        2,720        58
Sungard Data Systems, Inc. (a)                                    500        15
SunTrust Banks, Inc.                                            1,010        69
T Rowe Price Group, Inc.                                          780        27
TCF Financial Corp.                                             8,300       432
Torchmark Corp.                                                   440        18
Travelers Property Casualty Corp. Class A NEW (a)              10,000       186
Union Planters Corp.                                            2,610       131
UnumProvident Corp.                                             1,630        46
US Bancorp                                                     11,684       277
USA Education, Inc.                                             5,300       508
Wachovia Corp.                                                  9,160       348
Washington Federal, Inc.                                           77         2
Washington Mutual, Inc.                                         8,758       330
Wells Fargo & Co.                                              13,581       695
                                                                         ------
                                                                         23,776
                                                                         ------

32 Equity III Fund

EQUITY III FUND

                                                      April 30, 2002 (Unaudited)

                                                                        MARKET
                                                             NUMBER      VALUE
                                                               OF        (000)
                                                             SHARES        $
                                                            --------    -------
HEALTH CARE - 6.9%
Abbott Laboratories                                              520         28
Apria Healthcare Group, Inc. (a)                               1,220         32
Bard (C.R.), Inc.                                                300         16
Barr Laboratories, Inc. (a)                                      350         23
Becton Dickinson & Co.                                         2,170         81
Biogen, Inc. (a)                                              12,400        539
Boston Scientific Corp. (a)                                   24,209        603
Bristol-Myers Squibb Co.                                       6,380        184
Cerner Corp. (a)                                               4,700        250
DaVita, Inc. (a)                                               1,490         39
Eli Lilly & Co.                                                1,250         83
Genzyme Corp. - Genl Division (a)                              4,400        180
Guidant Corp. (a)                                              9,200        346
Health Net, Inc. (a)                                           2,300         68
Healthsouth Corp. (a)                                          7,800        118
ICOS Corp. (a)                                                   330          9
Johnson & Johnson                                              7,194        459
King Pharmaceuticals, Inc. (a)                                 1,070         34
Merck & Co., Inc.                                              3,410        185
Mylan Laboratories                                             2,090         55
Oxford Health Plans (a)                                        2,840        131
Pfizer, Inc.                                                   3,470        126
Pharmaceutical Product Development, Inc. (a)                      40          1
Pharmacia Corp.                                                7,368        304
St. Jude Medical, Inc. (a)                                       800         67
Steris Corp. (a)                                               1,540         34
Tenet Healthcare Corp. (a)                                     5,700        418
UnitedHealth Group, Inc.                                       2,710        238
WebMD Corp. (a)                                                  970          7
                                                                          -----
                                                                          4,658
                                                                          -----

INTEGRATED OILS - 7.3%
Amerada Hess Corp.                                             2,110        162
ChevronTexaco Corp.                                           11,326        982
Conoco, Inc.                                                   3,890        109
Exxon Mobil Corp.                                             53,880      2,165
Kerr-McGee Corp.                                               1,910        114
Marathon Oil Corp.                                             8,140        237
Occidental Petroleum Corp.                                     8,540        246
Phillips Petroleum Co.                                        14,884        890
                                                                          -----
                                                                          4,905
                                                                          -----

MATERIALS AND PROCESSING - 5.7%
Air Products & Chemicals, Inc.                                 2,750        132
Albany International Corp. Class A                               610         15
Albemarle Corp.                                                  740         22
Alcan, Inc.                                                       70          3
Alcoa, Inc.                                                    4,940        168
Archer-Daniels-Midland Co.                                     1,091         14
Barrick Gold Corp.                                               560         11
Boise Cascade Corp.                                            1,610         55
Cabot Corp.                                                       80          2
Carpenter Technology                                             200          5
Catellus Development Corp. (a)                                 5,240        107
Dow Chemical Co./The                                          14,390        458
Du Pont (E.I.) de Nemours & Co.                                7,260        323
Dycom Industries, Inc. (a)                                       180          3
Engelhard Corp.                                                5,600        170
Harsco Corp.                                                     360         15
International Paper Co.                                        9,300        385
Lafarge North America, Inc.                                      950         42
Longview Fibre Co.                                               310          3
Lubrizol Corp.                                                   490         17
MeadWestvaco Corp.                                               416         12
Nucor Corp.                                                      620         36
Packaging Corp. of America (a)                                   770         15
Pactiv Corp. (a)                                               2,490         51
Placer Dome, Inc.                                                330          4
PPG Industries, Inc.                                           2,200        115
Praxair, Inc.                                                  5,650        323
Rayonier, Inc.                                                   330         19
Schulman (A.), Inc.                                              360          7
Security Capital Group, Inc. Class B (a)                         110          3
Sherwin-Williams Co./The                                       7,490        230
Smurfit-Stone Container Corp. (a)                                370          6
Sonoco Products Co.                                            1,490         43
Temple-Inland, Inc.                                            2,700        143
Tyco International, Ltd.                                      15,752        291
United States Steel Corp.                                        150          3
Vulcan Materials Co.                                             770         35
Weyerhaeuser Co.                                               8,210        489
Worthington Industries                                         2,800         41
York International Corp.                                         100          4
                                                                          -----
                                                                          3,820
                                                                          -----

MISCELLANEOUS - 2.2%
Crane Co.                                                        740         20
Eaton Corp.                                                    2,670        226
Fortune Brands, Inc.                                           4,680        245
General Electric Co.                                           2,430         77
Georgia-Pacific Corp.                                          1,140         33
Honeywell International, Inc.                                 14,750        541
ITT Industries, Inc.                                           1,670        117
Johnson Controls, Inc.                                         2,600        224
Lancaster Colony Corp.                                           190          7
Textron, Inc.                                                    190          9
                                                                          -----
                                                                          1,499
                                                                          -----

OTHER ENERGY - 1.3%
Anadarko Petroleum Corp.                                         100          5
Apache Corp.                                                     994         58

                                                              Equity III Fund 33

EQUITY III FUND

                                                      April 30, 2002 (Unaudited)

                                                                         MARKET
                                                              NUMBER      VALUE
                                                                OF        (000)
                                                              SHARES        $
                                                              -------    ------
EL Paso Corp.                                                  12,200       488
GlobalSantaFe Corp.                                               110         4
Helmerich & Payne, Inc.                                           420        17
Massey Energy Co.                                                 470         7
PNM Resources, Inc.                                             1,030        30
Sunoco, Inc.                                                      670        23
Williams Co.s, Inc.                                            12,790       244
                                                                         ------
                                                                            876
                                                                         ------

PRODUCER DURABLES - 6.9%
3M Co.                                                          4,280       538
Agilent Technologies, Inc. (a)                                  1,180        35
Allied Waste Industries, Inc. (a)                                 500         6
Andrew Corp. (a)                                                2,880        48
Applied Materials, Inc. (a)                                     2,830        69
Boeing Co./The                                                  1,580        70
Caterpillar, Inc.                                               2,110       115
Centex Corp.                                                    4,800       270
Cooper Industries, Inc.                                           500        22
Deere & Co.                                                     4,500       201
Donaldson Co., Inc.                                             2,800       121
Dover Corp.                                                     1,450        54
Emerson Electric Co.                                            1,450        77
General Dynamics Corp.                                          7,720       750
Goodrich Corp.                                                  1,130        36
Grainger (W.W.), Inc.                                           4,500       252
Kennametal, Inc.                                                  340        13
Lockheed Martin Corp.                                           1,870       118
Northrop Grumman Corp.                                          4,200       507
Pall Corp.                                                      3,700        77
Pentair, Inc.                                                     620        30
Pitney Bowes, Inc.                                             13,180       555
Rockwell Collins, Inc.                                          1,250        30
Stewart & Stevenson Services                                      250         5
Tektronix, Inc. (a)                                               600        13
United Technologies Corp.                                       8,140       571
Xerox Corp.                                                     9,500        84
                                                                         ------
                                                                          4,667
                                                                         ------

TECHNOLOGY - 6.2%
Advanced Micro Devices, Inc. (a)                                4,800        54
Analog Devices, Inc. (a)                                        1,180        44
Autodesk, Inc.                                                    810        15
Avnet, Inc.                                                     2,580        66
AVX Corp.                                                       2,070        41
BMC Software, Inc. (a)                                            160         2
CommScope, Inc. (a)                                               550         9
Compaq Computer Corp.                                           8,210        83
Computer Associates International, Inc.                         3,750        70
Computer Sciences Corp. (a)                                    10,680       479
Compuware Corp. (a)                                             3,530        28
Electronic Data Systems Corp.                                  15,000       814
Electronics for Imaging (a)                                       190         3
Hewlett-Packard Co.                                            24,510       419
Hughes Electronics Corp. (a)                                      744        11
Imation Corp. (a)                                                  80         2
Ingram Micro, Inc. (a)                                          2,570        38
International Business Machines Corp.                           9,350       783
Jabil Circuit, Inc. (a)                                           480        10
JDS Uniphase Corp. (a)                                            320         1
Keane, Inc. (a)                                                   660        10
Motorola, Inc.                                                 28,510       439
National Semiconductor Corp. (a)                                6,500       205
Oracle Corp. (a)                                                8,060        81
PanAmSat Corp. (a)                                                190         4
Raytheon Co.                                                    5,190       220
Rockwell Automation, Inc.                                       5,330       114
Scientific-Atlanta, Inc.                                        2,370        47
Solectron Corp. (a)                                             4,910        36
Storage Technology Corp. (a)                                      260         5
Synopsys, Inc. (a)                                                120         5
Texas Instruments, Inc.                                         1,250        39
                                                                         ------
                                                                          4,177
                                                                         ------

UTILITIES - 7.4%
Allegheny Energy, Inc.                                            960        40
Alltel Corp.                                                      850        42
Ameren Corp.                                                    7,800       326
American Electric Power Co., Inc.                                 800        37
AT&T Corp.                                                     28,631       376
AT&T Wireless Services, Inc. (a)                                3,943        35
BellSouth Corp.                                                 8,200       249
CenturyTel, Inc.                                                  580        16
Comcast Corp. (a)                                               4,300       115
Consolidated Edison, Inc.                                         400        17
Constellation Energy Group, Inc.                                  820        26
COX Communications, Inc. Class A (a)                            1,420        47
Dominion Resources, Inc.                                          781        52
DTE Energy Co.                                                    726        33
Duke Energy Corp.                                               3,700       142
Edison International (a)                                        1,300        24
Entergy Corp.                                                   1,230        57
Exelon Corp.                                                    2,000       109
FirstEnergy Corp.                                               8,860       295
FPL Group, Inc.                                                 1,310        83
KeySpan Corp.                                                   1,250        44
Mirant Corp. (a)                                                5,618        68
NSTAR                                                             160         7
PG&E Corp. (a)                                                  1,740        41
Pinnacle West Capital Corp.                                     2,280       100
Potomac Electric Power                                          1,760        40
PPL Corp.                                                       2,110        80

34 Equity III Fund

EQUITY III FUND

                                                      April 30, 2002 (Unaudited)

                                                                          MARKET
                                                               NUMBER     VALUE
                                                                 OF       (000)
                                                               SHARES       $
                                                              -------    ------
Progress Energy, Inc.                                             170         9
Progress Energy, Inc. - CVO (a)                                   600        --
Public Service Enterprise Group, Inc.                           2,430       113
Qwest Communications International                              1,036         5
Reliant Energy, Inc.                                            3,710        94
Reliant Resources, Inc. NEW (a)                                   500         8
SBC Communications, Inc.                                       21,800       677
Sempra Energy                                                   4,570       117
Sprint Corp.-FON Group                                         12,570       199
Telephone & Data Systems, Inc.                                     80         7
TXU Corp.                                                       3,520       192
US Cellular Corp. (a)                                             170         7
Verizon Communications, Inc.                                   23,148       928
Western Resources, Inc.                                           430         7
Western Wireless Corp. Class A (a)                              1,590        10
WorldCom, Inc. - WorldCom Group (a)                            18,660        46
XCEL Energy, Inc.                                               1,060        27
                                                                         ------
                                                                          4,947
                                                                         ------
TOTAL COMMON STOCKS
(cost $58,908)                                                           64,537
                                                                         ------

                                                            PRINCIPAL
                                                             AMOUNT
                                                              (000)
                                                                $
                                                            ---------
SHORT-TERM INVESTMENTS - 4.6%
Frank Russell Investment Company
   Money Market Fund (e)                                        2,323     2,323
United States Treasury Bills(c)(d)(e)
   1.795% due 06/20/02                                            750       748
                                                                         ------
TOTAL SHORT-TERM INVESTMENTS
(cost $3,071)                                                             3,071
                                                                         ------
TOTAL INVESTMENTS - 100.7%
(identified cost $61,979)                                                67,608

OTHER ASSETS AND LIABILITIES,
NET - (0.7%)                                                               (471)
                                                                         ------
NET ASSETS - 100.0%                                                      67,137
                                                                         ======

                                                                    UNREALIZED
                                                      NOTIONAL     APPRECIATION
                                                       AMOUNT     (DEPRECIATION)
                                                       (000)          (000)
FUTURES CONTRACTS                                        $              $
                                                      --------    -------------
LONG POSITIONS
S&P Barra Value Index
   expiration date 06/02                                 2,377             (152)

S&P 500 Index
   expiration date 06/02                                 1,347              (27)
                                                                    -----------
Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased                                                      (179)
                                                                    ===========

  See accompanying notes which are an integral part of the financial statements.

                                                              Equity III Fund 35

EQUITY III FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2002 (Unaudited)

ASSETS
Investments at market (including securities on loan of $684),
  (identified cost $61,979) .....................................      $ 67,608
Receivables:
   Dividends and interest .......................................            77
   Investments sold .............................................         1,290
   Fund shares sold .............................................             9
   Daily variation margin on futures contracts ..................            40
Investment of securities lending collateral in money market
  funds, at cost and market value ...............................           705
                                                                       --------
      Total assets ..............................................        69,729

LIABILITIES
Payables:
   Investments purchased ..............................    $  334
   Fund shares redeemed ...............................     1,462
   Accrued fees to affiliates .........................        52
   Other accrued expenses .............................        39
Payable upon return of securities loaned ..............       705
                                                           ------
      Total liabilities .........................................         2,592
                                                                       --------
NET ASSETS ......................................................      $ 67,137
                                                                       ========
NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income ....      $    (29)
Accumulated net realized gain (loss) ............................        (2,044)
Unrealized appreciation (depreciation) on:
   Investments ..................................................         5,629
   Futures contracts ............................................          (179)
Shares of beneficial interest ...................................            29
Additional paid-in capital ......................................        63,731
                                                                       --------
NET ASSETS ......................................................      $ 67,137
                                                                       ========
NET ASSET VALUE, offering and redemption price per share:
   Class E ($3,441,066 divided by 146,385 shares of $.01 par
     value shares of beneficial interest outstanding) ...........      $  23.51
                                                                       ========
   Class I ($63,696,286 divided by 2,708,833 shares of $.01
     par value shares of beneficial interest outstanding) .......      $  23.51
                                                                       ========

See accompanying notes which are an integral part of the financial statements.

36 Equity III Fund

EQUITY III FUND

STATEMENT OF OPERATIONS

Amounts in thousands         For the Six Months Ended April 30, 2002 (Unaudited)

INVESTMENT INCOME
   Dividends .................................................................    $    659
   Dividends from Money Market Fund ..........................................          34
   Interest ..................................................................          10
                                                                                  --------
      Total investment income ................................................         703

EXPENSES
   Advisory fees ....................................................  $   209
   Administrative fees - Class E ....................................        1
   Administrative fees - Class I ....................................       19
   Custodian fees ...................................................       92
   Transfer agent fees ..............................................       23
   Professional fees ................................................       15
   Registration fees ................................................       29
   Shareholder servicing fees - Class E .............................        5
   Trustees' fees ...................................................        6
   Miscellaneous ....................................................       18
                                                                       -------
      Total expenses .........................................................         417
                                                                                  --------
Net investment income ........................................................         286
                                                                                  --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments ......................................................       46
   Futures contracts ................................................      478         524
                                                                       -------
Net change in unrealized appreciation (depreciation) on:
   Investments ......................................................    4,118
   Futures contracts ................................................     (243)      3,875
                                                                      --------    --------
Net realized and unrealized gain (loss) ......................................       4,399
                                                                                  --------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ........................    $  4,685
                                                                                  ========

  See accompanying notes which are an integral part of the financial statements.

                                                              Equity III Fund 37

EQUITY III FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                              SIX MONTHS ENDED       FISCAL
                                               APRIL 30, 2002      YEAR ENDED
                                                 UNAUDITED)     OCTOBER 31, 2001
                                              ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income ...................      $        286     $      1,195
   Net realized gain (loss) ................               524            2,347
   Net change in unrealized appreciation
     (depreciation) ........................             3,875          (18,523)
                                                  ------------     ------------
      Net increase (decrease) in net assets
        from operations ....................             4,685          (14,981)
                                                  ------------     ------------
DISTRIBUTIONS
   From net investment income
      Class E ..............................               (16)             (42)
      Class I ..............................              (406)          (1,090)
                                                  ------------     ------------
         Net decrease in net assets from
           distributions ...................              (422)          (1,132)
                                                  ------------     ------------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets
     from share transactions ...............           (16,675)         (40,070)
                                                  ------------     ------------
TOTAL NET INCREASE (DECREASE) IN NET
  ASSETS ...................................           (12,412)         (56,183)

NET ASSETS
   Beginning of period .....................            79,549          135,732
                                                  ------------     ------------
   End of period (including accumulated
     distributions in excess of net
     investment income of $29 and
     undistributed net investment income of
     $107, respectively) ...................      $     67,137     $     79,549
                                                  ============     ============

See accompanying notes which are an integral part of the financial statements.

38 Equity III Fund

EQUITY III FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                           FISCAL YEARS ENDED
                                                                               OCTOBER 31,
                                                                          -------------------
                                                                  2002*     2001       2000**   1999***
                                                                --------  --------   --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD .......................    $  22.38  $  26.32   $  26.18  $  30.27
                                                                --------  --------   --------  --------
INCOME FROM OPERATIONS
   Net investment income (a) ...............................         .06       .21        .20       .21
   Net realized and unrealized gain (loss) .................        1.17     (3.96)       .15     (2.12)
                                                                --------  --------   --------  --------
      Total income from operations .........................        1.23     (3.75)       .35     (1.91)
                                                                --------  --------   --------  --------
DISTRIBUTIONS
   From net investment income ..............................        (.10)     (.19)      (.21)     (.25)
   From net realized gain ..................................          --        --         --     (1.93)
                                                                --------  --------   --------  --------
      Total distributions ..................................        (.10)     (.19)      (.21)    (2.18)
                                                                --------  --------   --------  --------
NET ASSET VALUE, END OF PERIOD .............................    $  23.51  $  22.38   $  26.32  $  26.18
                                                                ========  ========   ========  ========
TOTAL RETURN (%)(b) ........................................        5.49    (14.30)      1.40     (6.13)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ................       3,441     3,971      6,327     7,927

   Ratios to average net assets (%)(c):
      Operating expenses ...................................        1.33      1.18       1.17      1.03
      Net investment income ................................         .51       .83        .97      1.25

   Portfolio turnover rate (%) .............................       44.66    118.26     108.39    146.28

*    For the six months ended April 30, 2002 (Unaudited).
**   For the ten months ended October 31, 2000.
***  For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

                                                              Equity III Fund 39

EQUITY III FUND

FINANCIAL HIGHLIGHTS - CLASS I

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                              FISCAL YEARS ENDED
                                                                  OCTOBER 31,                  YEARS ENDED DECEMBER 31,
                                                             --------------------    --------------------------------------------
                                                   2002*       2001        2000**      1999        1998        1997        1996
                                                 --------    --------    --------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD ..........  $  22.38    $  26.33    $  26.18    $  29.12    $  29.80    $  29.68    $  29.11
                                                 --------    --------    --------    --------    --------    --------    --------
INCOME FROM OPERATIONS
   Net investment income (a) ..................       .09         .27         .25         .40         .47         .60         .70
   Net realized and unrealized gain (loss) ....      1.17       (3.96)        .15        (.41)       2.75        8.69        5.10
                                                 --------    --------    --------    --------    --------    --------    --------
      Total income from operations ............      1.26       (3.69)        .40        (.01)       3.22        9.29        5.80
                                                 --------    --------    --------    --------    --------    --------    --------
DISTRIBUTIONS
   From net investment income .................      (.13)       (.26)       (.25)       (.40)       (.47)       (.61)       (.71)
   From net realized gain .....................        --          --          --       (2.53)      (3.43)      (8.56)      (4.52)
                                                 --------    --------    --------    --------    --------    --------    --------
      Total distributions .....................      (.13)       (.26)       (.25)      (2.93)      (3.90)      (9.17)      (5.23)
                                                 --------    --------    --------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD ................  $  23.51    $  22.38    $  26.33    $  26.18    $  29.12    $  29.80    $  29.68
                                                 ========    ========    ========    ========    ========    ========    ========
TOTAL RETURN (%)(b) ...........................      5.67      (14.09)       1.59         .25       11.53       33.13       20.90

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ...    63,696      75,578     129,405     168,361     210,491     242,112     221,778

   Ratios to average net assets (%)(c):
      Operating expenses ......................      1.07         .93         .92         .79         .74         .78         .79
      Net investment income ...................       .76        1.08        1.22        1.39        1.54        1.77        2.23

   Portfolio turnover rate (%) ................     44.66      118.26      108.39      146.28      135.53      128.86      100.78

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

40 Equity III Fund

EQUITY Q FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2002 (Unaudited)

                                                                          MARKET
                                                               NUMBER     VALUE
                                                                 OF       (000)
                                                               SHARES       $
                                                             --------    ------
COMMON STOCKS - 97.3%
AUTO AND TRANSPORTATION - 1.8%
Airborne, Inc.                                                  21,070       437
AMR Corp. (a)                                                   11,440       246
BorgWarner, Inc.                                                23,700     1,481
Burlington Northern Santa Fe Corp.                             103,470     2,844
Circuit City Stores, Inc. - Carmax Group (a)                     9,800       289
Cooper Tire & Rubber Co.                                        35,200       873
CSX Corp.                                                       14,000       506
Dana Corp.                                                      21,300       432
Delphi Corp.                                                   170,400     2,650
Delta Air Lines, Inc.                                           44,900     1,244
Expeditors International Washington, Inc.                       13,050       755
FedEx Corp. (a)                                                 16,100       832
Ford Motor Co.                                                 214,602     3,434
General Motors Corp.                                           113,800     7,300
Gentex Corp. (a)                                                15,200       481
Goodyear Tire & Rubber Co./The                                  44,800       997
Kansas City Southern (a)                                        13,300       213
Lear Corp. (a)                                                  10,470       538
Norfolk Southern Corp.                                          14,300       306
Southwest Airlines Co.                                          44,850       817
Tidewater, Inc.                                                 14,300       622
TRW, Inc.                                                        5,180       285
Union Pacific Corp.                                             16,800       954
Visteon Corp.                                                   56,000       865
                                                                          ------
                                                                          29,401
                                                                          ------
CONSUMER DISCRETIONARY - 13.5%
Abercrombie & Fitch Co. Class A (a)                             56,500     1,695
AnnTaylor Stores Corp. (a)                                      11,000       478
AOL Time Warner, Inc. (a)                                      642,821    12,226
Argosy Gaming Co. (a)                                            8,500       306
Autonation, Inc. (a)                                           360,600     5,770
Autozone, Inc. (a)                                              32,820     2,494
Banta Corp.                                                     13,490       507
Bed Bath & Beyond, Inc. (a)                                     12,500       465
Best Buy Co., Inc. (a)                                          17,900     1,331
Callaway Golf Co.                                               38,000       669
Carnival Corp.                                                  44,200     1,472
CBRL Group, Inc.                                                11,100       337
CDW Computer Centers, Inc. (a)                                   1,160        64
Cendant Corp. (a)                                              248,700     4,474
Charter Communications, Inc. (a)                                82,100       672
Chico's FAS, Inc. (a)                                           13,649       492
Circuit City Stores, Inc. - Circuit City Group                 148,930     3,211
Clear Channel Communications, Inc. (a)                          47,800     2,244
COX Radio, Inc. Class A (a)                                     13,200       378
Darden Restaurants, Inc.                                       124,940     4,985
Dillard's, Inc. Class A                                         54,800     1,342
Eastman Kodak Co.                                               67,500     2,174
eBay, Inc. (a)                                                  22,800     1,211
Electronic Arts, Inc. (a)                                       15,700       927
Expedia, Inc. Class A (a)                                       14,470     1,170
Family Dollar Stores                                            57,940     2,005
Federated Department Stores (a)                                289,780    11,513
Furniture Brands International, Inc. (a)                        20,000       817
Gannett Co., Inc.                                               39,700     2,910
Gemstar-TV Guide International, Inc. (a)                        73,700       660
Gillette Co./The                                                86,540     3,070
Gtech Holdings Corp. (a)                                        11,980       718
Harrah's Entertainment, Inc. (a)                                17,320       851
Hasbro, Inc.                                                    43,700       698
Home Depot, Inc.                                               507,815    23,547
JC Penney Co., Inc. Holding Co.                                 11,200       243
Jones Apparel Group, Inc. (a)                                   41,800     1,628
Kimberly-Clark Corp.                                            53,200     3,464
Kohls Corp. (a)                                                 95,400     7,031
Liberty Media Corp. Class A (a)                                421,090     4,506
Limited, Inc./The                                              240,560     4,609
Lowe's Co.s, Inc.                                              120,900     5,113
Marriott International, Inc. Class A                             7,800       343
Mattel, Inc.                                                   108,940     2,249
May Department Stores Co./The                                  131,410     4,557
Maytag Corp.                                                    17,000       785
McDonald's Corp.                                                83,400     2,369
Media General, Inc. Class A                                      4,800       329
MGM MIRAGE (a)                                                  18,200       731
Monsanto Co.                                                    48,470     1,493
MPS Group, Inc. (a)                                              7,000        63
Nike, Inc. Class B                                               4,200       224
Omnicom Group                                                   19,900     1,736
Park Place Entertainment Corp. (a)                             136,000     1,673
Pier 1 Imports, Inc.                                            49,900     1,195
RadioShack Corp.                                               133,430     4,163
Robert Half International, Inc. (a)                              3,930       103
Ruby Tuesday, Inc.                                              10,100       254
Sears Roebuck and Co.                                           61,400     3,239
ServiceMaster Co./The                                           34,752       487
Sonic Corp. (a)                                                 15,900       466
Starwood Hotels & Resorts Worldwide, Inc.                       59,130     2,235
Sylvan Learning Systems, Inc. (a)                               13,900       384
Target Corp.                                                   159,000     6,940
Tech Data Corp. (a)                                            109,650     5,191
THQ, Inc. (a)                                                   14,400       505
Ticketmaster Class B (a)                                        25,120       591
Tiffany & Co.                                                    6,900       274
TJX Co.s, Inc.                                                  70,400     3,068
Toys R US, Inc. (a)                                             31,800       549

                                                                Equity Q Fund 41

EQUITY Q FUND

                                                      April 30, 2002 (Unaudited)

                                                                          MARKET
                                                              NUMBER      VALUE
                                                                OF        (000)
                                                              SHARES        $
                                                             --------    -------
Tribune Co.                                                    35,900      1,586
Tricon Global Restaurants, Inc. (a)                             8,300        523
VF Corp.                                                        7,059        309
Viacom, Inc. Class B (a)                                      312,234     14,706
Wal-Mart Stores, Inc.                                         337,143     18,833
Wallace Computer Services, Inc.                                 4,870        106
Walt Disney Co.                                               373,453      8,657
Waste Management, Inc.                                         92,100      2,426
Whirlpool Corp.                                                25,690      1,925
Williams-Sonoma, Inc. (a)                                      24,200      1,394
                                                                         -------
                                                                         221,138
                                                                         -------
CONSUMER STAPLES - 8.3%
Albertson's, Inc.                                             105,900      3,552
Anheuser-Busch Co.s, Inc.                                      79,020      4,188
Clorox Co.                                                     41,600      1,841
Coca-Cola Co./The                                             254,400     14,122
Colgate-Palmolive Co.                                         151,600      8,036
Conagra Foods, Inc.                                           204,256      5,004
Coors (Adolph) Class B                                         13,710        917
CVS Corp.                                                       5,600        187
Dial Corp./The                                                 23,500        493
General Mills, Inc.                                            60,500      2,665
Hershey Foods Corp.                                            50,380      3,426
HJ Heinz Co.                                                   46,200      1,940
Hormel Foods Corp.                                             10,120        250
Interstate Bakeries                                            32,690        807
Kellogg Co.                                                       700         25
Kraft Foods, Inc. Class A                                      72,300      2,967
McCormick & Co., Inc.                                          87,100      2,233
Pepsi Bottling Group, Inc.                                     71,600      2,051
PepsiAmericas, Inc.                                             9,391        143
PepsiCo, Inc.                                                 273,646     14,202
Philip Morris Co.s, Inc.                                      375,319     20,429
Procter & Gamble Co.                                          345,530     31,189
RJ Reynolds Tobacco Holdings, Inc.                             46,220      3,198
Ruddick Corp.                                                   6,260        107
Safeway, Inc. (a)                                              25,000      1,049
Sara Lee Corp.                                                 77,100      1,633
Supervalu, Inc.                                               150,060      4,502
Sysco Corp.                                                    36,200      1,050
Unilever NV                                                    49,800      3,222
Walgreen Co.                                                      300         11
                                                                         -------
                                                                         135,439
                                                                         -------
FINANCIAL SERVICES - 20.5%
ACE, Ltd.                                                       3,370        147
Allied Capital Corp.                                            4,090        107
Allstate Corp./The                                             79,720      3,168
AMBAC Financial Group, Inc.                                    27,890      1,753
American International Group                                  429,455     29,685
AmeriCredit Corp. (a)                                          12,100        470
AmSouth Bancorp                                                90,955      2,066
Annaly Mortgage Management, Inc.                               58,700      1,068
Apartment Investment & Management Co. Class A (b)              23,610      1,159
Arden Realty, Inc. (b)                                            600         17
Bank of America Corp.                                         373,892     27,101
Bank One Corp.                                                 57,800      2,362
Banknorth Group, Inc.                                           7,900        208
BB&T Corp.                                                     66,420      2,529
Bear Stearns Co.s, Inc.                                        31,800      1,970
Blackrock, Inc. (a)                                             4,600        212
Boston Properties, Inc. (b)                                     4,000        156
Brown & Brown, Inc.                                            29,200        969
Capital One Financial Corp.                                    57,900      3,468
CarrAmerica Realty Corp. (b)                                    6,390        205
Charles Schwab Corp./The                                      202,600      2,308
Cigna Corp.                                                    65,240      7,111
Cincinnati Financial Corp.                                      8,100        380
Citigroup, Inc.                                             1,047,987     45,379
Commerce Bancorp, Inc.                                          7,500        370
Compass Bancshares, Inc.                                        7,800        279
Countrywide Credit Ind, Inc.                                  210,100      9,814
Deluxe Corp.                                                   81,780      3,589
DST Systems, Inc. (a)                                          33,630      1,662
Duke Realty Corp. (b)                                           4,480        118
E*trade Group, Inc. (a)                                       147,800      1,114
Equity Office Properties Trust (b)                             14,040        402
Everest Re Group, Ltd.                                            760         52
Fannie Mae                                                    239,800     18,927
Federated Investors, Inc. Class B                              16,050        515
Fidelity National Financial, Inc.                               9,090        280
First American Corp.                                           17,400        385
First Data Corp.                                              110,630      8,794
First Tennessee National Corp.                                116,900      4,519
Fiserv, Inc. (a)                                               21,505        956
FleetBoston Financial Corp.                                   122,375      4,320
Franklin Resources, Inc.                                        4,300        180
Freddie Mac                                                   229,364     14,989
Gallagher Arthur J. & Co.                                      20,500        740
GATX Corp.                                                      4,700        150
General Growth Properties, Inc. (b)                             7,600        348
Golden State Bancorp, Inc.                                     14,400        475
Goldman Sachs Group, Inc.                                      29,300      2,307
Greenpoint Financial Corp.                                     39,450      1,951
H&R Block, Inc.                                                38,200      1,533
Hartford Financial Services Group, Inc.                           910         63
Hibernia Corp. Class A                                          7,200        144
Hilb, Rogal & Hamilton Co.                                     17,400        640
Hospitality Properties Trust (b)                                5,400        184
Household International, Inc.                                  65,730      3,831

42 Equity Q Fund

EQUITY Q FUND

                                                      April 30, 2002 (Unaudited)

                                                                          MARKET
                                                               NUMBER     VALUE
                                                                 OF       (000)
                                                               SHARES       $
                                                              --------    ------
IndyMac Bancorp, Inc. (a)                                        9,200       232
Investment Technology Group, Inc. (a)                           11,200       515
iStar Financial, Inc. (b)                                        3,700       115
Jefferson-Pilot Corp.                                           23,200     1,162
John Hancock Financial Services, Inc.                           46,930     1,811
JP Morgan Chase & Co.                                          285,210    10,011
Lehman Brothers Holdings, Inc.                                  40,410     2,384
Lincoln National Corp.                                          27,500     1,317
Loews Corp.                                                     16,810     1,008
MBIA, Inc.                                                      28,700     1,548
MBNA Corp.                                                     146,683     5,200
Merrill Lynch & Co., Inc.                                      104,440     4,380
Metlife, Inc.                                                   85,000     2,902
Metris Co.s, Inc.                                               23,800       310
Moody's Corp.                                                  155,743     6,787
Morgan Stanley Dean Witter & Co.                               283,246    13,516
National City Corp.                                             75,530     2,357
New Plan Excel Realty Trust (b)                                 21,600       422
New York Community Bancorp, Inc.                                37,300     1,106
North Fork BanCorp., Inc.                                       11,500       444
Old Republic International Corp.                                29,860       992
PMI Group, Inc. (The)                                           20,570     1,669
PNC Financial Services Group, Inc.                              86,730     4,783
Progressive Corp./The                                           91,200     5,244
Prologis Trust (b)                                              11,000       244
Protective Life Corp.                                           50,700     1,615
Prudential Financial, Inc. NEW (a)                               4,800       154
Radian Group, Inc.                                               1,320        69
Rouse Co./The (b)                                                5,200       168
Simon Property Group, Inc. (b)                                   1,950        66
SouthTrust Corp.                                               184,900     4,933
Sovereign Bancorp, Inc.                                         90,300     1,303
Sungard Data Systems, Inc. (a)                                  60,820     1,810
SunTrust Banks, Inc.                                            74,500     5,065
Synovus Financial Corp.                                         36,600       990
T Rowe Price Group, Inc.                                         5,500       193
TCF Financial Corp.                                                900        47
Torchmark Corp.                                                 26,700     1,092
Union Planters Corp.                                             1,890        95
UnumProvident Corp.                                             40,930     1,156
US Bancorp                                                     661,255    15,672
Wachovia Corp.                                                 162,780     6,192
Washington Mutual, Inc.                                        184,161     6,948
Wells Fargo & Co.                                                1,110        57
                                                                         -------
                                                                         335,713
                                                                         -------

HEALTH CARE - 15.0%
Abbott Laboratories                                            171,500     9,252
Allergan, Inc.                                                  29,300     1,931
AmerisourceBergen Corp.                                          8,987       696
Amgen, Inc. (a)                                                 88,900     4,701
Apria Healthcare Group, Inc. (a)                                10,370       270
Bard (C.R.), Inc.                                               30,800     1,692
Barr Laboratories, Inc. (a)                                     44,851     2,989
Baxter International, Inc.                                      60,300     3,431
Becton Dickinson & Co.                                         111,576     4,147
Biomet, Inc.                                                     3,100        88
Boston Scientific Corp. (a)                                    385,773     9,613
Bristol-Myers Squibb Co.                                       210,445     6,061
Cardinal Health, Inc.                                           73,658     5,101
Caremark Rx, Inc. (a)                                           27,800       598
Charles River Laboratories International, Inc. (a)              11,900       356
Chiron Corp. (a)                                                26,200     1,060
DaVita, Inc. (a)                                                21,950       569
Eli Lilly & Co.                                                133,920     8,845
Express Scripts, Inc. (a)                                       13,800       872
Forest Laboratories, Inc. (a)                                  103,000     7,945
Gilead Sciences, Inc. (a)                                       14,800       461
Guidant Corp. (a)                                               38,800     1,459
HCA, Inc.                                                       34,300     1,639
Health Net, Inc. (a)                                            22,570       669
Human Genome Sciences, Inc. (a)                                 58,200       916
Humana, Inc. (a)                                                33,900       554
ICOS Corp. (a)                                                  67,082     1,728
Idec Pharmaceuticals Corp. (a)                                   9,700       533
ImClone Systems (a)                                             10,140       163
Immunex Corp. (a)                                               14,600       396
Isis Pharmaceuticals, Inc. (a)                                  20,600       261
IVAX Corp. (a)                                                  40,862       482
Johnson & Johnson                                              513,438    32,789
King Pharmaceuticals, Inc. (a)                                  83,230     2,608
Laboratory Corp. Of America Holdings (a)                         8,100       804
McKesson Corp.                                                  29,275     1,182
Medimmune, Inc. (a)                                            169,205     5,651
Medtronic, Inc.                                                 56,700     2,534
Merck & Co., Inc.                                              201,636    10,957
Oxford Health Plans (a)                                         91,770     4,236
Perrigo Co. (a)                                                 20,200       252
Pfizer, Inc.                                                 1,265,444    46,000
Pharmaceutical Product Development, Inc. (a)                    42,360     1,067
Pharmacia Corp.                                                328,359    13,538
Schering-Plough Corp.                                          136,500     3,726
St. Jude Medical, Inc. (a)                                      19,900     1,656
Steris Corp. (a)                                                27,780       615
Stryker Corp.                                                    8,400       449
Tenet Healthcare Corp. (a)                                     124,200     9,113
Triad Hospitals, Inc. (a)                                        9,200       386
UnitedHealth Group, Inc.                                       154,314    13,550
Universal Health Services, Inc. Class B (a)                     10,800       503
Vertex Pharmaceuticals, Inc. (a)                                24,700       525

                                                                Equity Q Fund 43

EQUITY Q FUND

                                                      April 30, 2002 (Unaudited)

                                                                          MARKET
                                                              NUMBER      VALUE
                                                                OF        (000)
                                                              SHARES        $
                                                             --------    -------
Wellpoint Health Networks (a)                                   3,600        270
Wyeth                                                         238,300     13,583
                                                                         -------
                                                                         245,472
                                                                         -------

INTEGRATED OILS - 4.9%
Amerada Hess Corp.                                             73,110      5,621
ChevronTexaco Corp.                                            97,400      8,446
Conoco, Inc.                                                   39,747      1,115
Exxon Mobil Corp.                                             794,520     31,917
Kerr-McGee Corp.                                              102,345      6,120
Marathon Oil Corp.                                            357,190     10,380
Occidental Petroleum Corp.                                    436,010     12,535
Phillips Petroleum Co.                                         55,140      3,298
Royal Dutch Petroleum Co.                                      17,970        939
                                                                         -------
                                                                          80,371
                                                                         -------

MATERIALS AND PROCESSING - 2.2%
Air Products & Chemicals, Inc.                                 26,300      1,264
Albany International Corp. Class A                             14,347        361
Alcan, Inc.                                                    28,200      1,033
Alcoa, Inc.                                                    63,100      2,147
Archer-Daniels-Midland Co.                                    207,827      2,758
Ashland, Inc.                                                   7,100        290
Boise Cascade Corp.                                             1,700         58
Catellus Development Corp. (a)                                 70,480      1,438
Dow Chemical Co./The                                           67,200      2,137
Dycom Industries, Inc. (a)                                      4,690         71
Eastman Chemical Co.                                            5,100        225
Ecolab, Inc.                                                   38,400      1,686
Inco, Ltd. (a)                                                  4,300         86
Lubrizol Corp.                                                 11,500        397
Lyondell Chemical Co.                                           8,800        130
Packaging Corp. of America (a)                                 12,720        251
Pactiv Corp. (a)                                               16,120        333
PPG Industries, Inc.                                           26,200      1,371
Praxair, Inc.                                                  40,300      2,301
Precision Castparts Corp.                                      17,000        601
Rayonier, Inc.                                                  9,520        559
Rohm & Haas Co.                                                27,100      1,006
Sealed Air Corp. (a)                                           21,200        947
Sherwin-Williams Co./The                                      145,210      4,462
Sonoco Products Co.                                            20,970        606
Temple-Inland, Inc.                                            17,600        932
Timken Co.                                                     16,700        445
Tyco International, Ltd.                                      337,283      6,223
Weyerhaeuser Co.                                               20,734      1,236
Worthington Industries                                         19,310        286
                                                                         -------
                                                                          35,640
                                                                         -------

MISCELLANEOUS - 4.5%
Eaton Corp.                                                    25,060      2,120
Fortune Brands, Inc.                                           59,090      3,088
General Electric Co.                                        1,748,619     55,170
Georgia-Pacific Corp.                                          90,790      2,631
Honeywell International, Inc.                                 104,170      3,821
ITT Industries, Inc.                                           10,590        740
Johnson Controls, Inc.                                         59,680      5,147
                                                                         -------
                                                                          72,717
                                                                         -------

OTHER ENERGY - 1.1%
Anadarko Petroleum Corp.                                       19,600      1,055
Aquila, Inc.                                                   44,100        707
Baker Hughes, Inc.                                              4,700        177
Cooper Cameron Corp. (a)                                       33,100      1,815
Devon Energy Corp.                                             23,700      1,169
Diamond Offshore Drilling                                      34,600      1,077
Dynegy, Inc. Class A                                          141,900      2,554
EL Paso Corp.                                                  74,900      2,996
Halliburton Co.                                                21,960        373
Massey Energy Co.                                              28,200        422
Noble Drilling Corp. (a)                                       35,030      1,519
PNM Resources, Inc.                                            14,110        409
Smith International, Inc. (a)                                   6,700        469
Transocean, Inc.                                                7,700        273
Valero Energy Corp.                                            13,000        561
Williams Co.s, Inc.                                            77,180      1,474
                                                                         -------
                                                                          17,050
                                                                         -------

PRODUCER DURABLES - 4.4%
3M Co.                                                         53,110      6,681
Agilent Technologies, Inc. (a)                                 20,075        603
American Tower Corp. Class A (a)                               52,200        260
Andrew Corp. (a)                                               76,558      1,270
Applied Materials, Inc. (a)                                   539,610     13,123
Axcelis Technologies, Inc. (a)                                 27,800        400
Boeing Co./The                                                 87,100      3,885
Caterpillar, Inc.                                              10,060        549
Centex Corp.                                                   21,000      1,182
Cooper Industries, Inc.                                        11,340        497
Dover Corp.                                                     5,010        187
DR Horton, Inc.                                               127,855      3,299
Emerson Electric Co.                                            6,000        320
General Dynamics Corp.                                          3,800        369
Goodrich Corp.                                                 10,750        343
Grainger (W.W.), Inc.                                         149,870      8,403
Ingersoll-Rand Co. Class A                                     36,100      1,803
KB Home                                                        19,230        959
Kla-Tencor Corp. (a)                                           63,300      3,733
Lam Research Corp. (a)                                         63,800      1,637
Lennar Corp.                                                   12,800        711
Lockheed Martin Corp.                                          12,300        774
Novellus Systems, Inc. (a)                                     10,000        474
NVR, Inc. (a)                                                   4,100      1,516

44 Equity Q Fund

EQUITY Q FUND

                                                      April 30, 2002 (Unaudited)

                                                                          MARKET
                                                             NUMBER       VALUE
                                                               OF         (000)
                                                             SHARES         $
                                                            ---------    -------
Pitney Bowes, Inc.                                            172,419      7,259
Pulte Homes, Inc.                                              11,400        606
Rockwell Collins, Inc.                                          2,170         52
Steelcase, Inc. Class A                                         8,900        149
Tektronix, Inc. (a)                                            11,830        260
Teradyne, Inc. (a)                                                500         16
Toll Brothers, Inc. (a)                                        28,000        833
United Technologies Corp.                                     132,300      9,283
Xerox Corp.                                                   125,500      1,111
                                                                         -------
                                                                          72,547
                                                                         -------

TECHNOLOGY - 14.6%
Activision, Inc. (a)                                           23,250        732
Adobe Systems, Inc.                                            19,000        759
Advanced Micro Devices, Inc. (a)                              175,400      1,961
Affiliated Computer Services, Inc. Class A (a)                 29,600      1,600
Agere Systems, Inc. Class A NEW (a)                           257,400      1,091
Altera Corp. (a)                                               51,100      1,051
Analog Devices, Inc. (a)                                      158,860      5,871
Applera Corp. - Applied Biosystems Group                       49,500        847
Autodesk, Inc.                                                 38,800        714
Automatic Data Processing                                      90,600      4,606
Avnet, Inc.                                                    85,500      2,191
AVX Corp.                                                      15,720        313
BEA Systems, Inc. (a)                                          37,500        402
BMC Software, Inc. (a)                                         99,040      1,432
Brocade Communications Systems, Inc. (a)                       26,100        668
Cisco Systems, Inc. (a)                                     1,292,926     18,941
Citrix Systems, Inc. (a)                                        7,600         88
CommScope, Inc. (a)                                            25,090        398
Compaq Computer Corp.                                         406,630      4,127
Computer Associates International, Inc.                       129,380      2,406
Computer Sciences Corp. (a)                                    31,940      1,433
Compuware Corp. (a)                                           142,610      1,118
Corning, Inc.                                                     300          2
Dell Computer Corp. (a)                                       239,081      6,297
Electronic Data Systems Corp.                                  84,501      4,585
EMC Corp. (a)                                                 374,762      3,425
Fairchild Semiconductor International, Inc. Class A (a)        37,600      1,013
Hewlett-Packard Co.                                           426,582      7,295
Hughes Electronics Corp. (a)                                   84,000      1,258
Imation Corp. (a)                                               4,280        129
Ingram Micro, Inc. (a)                                        100,870      1,499
Intel Corp.                                                 1,260,220     36,056
International Business Machines Corp.                         238,143     19,947
Jabil Circuit, Inc. (a)                                        52,230      1,066
Keane, Inc. (a)                                                 3,580         56
Kemet Corp. (a)                                                54,800      1,061
KPMG Consulting, Inc. NEW (a)                                  14,600        256
Lattice Semiconductor Corp. (a)                                 5,400         64
Linear Technology Corp.                                        27,700      1,076
LSI Logic Corp. (a)                                            39,700        510
Lucent Technologies, Inc.                                     394,100      1,813
Manugistics Group, Inc. (a)                                    15,600        246
Maxim Integrated Products (a)                                  19,950        994
Mercury Interactive Corp. (a)                                  13,500        503
Micron Technology, Inc. (a)                                    65,500      1,552
Microsoft Corp. (a)                                           742,869     38,823
Motorola, Inc.                                                399,000      6,145
NCR Corp. (a)                                                  57,800      2,246
Nvidia Corp. (a)                                               11,700        407
Oracle Corp. (a)                                            1,206,497     12,113
PanAmSat Corp. (a)                                             76,300      1,792
Peoplesoft, Inc. (a)                                           27,100        628
Qualcomm, Inc. (a)                                              1,900         57
Raytheon Co.                                                   38,500      1,629
Rockwell Automation, Inc.                                     190,360      4,087
Sabre Holdings Corp. (a)                                       33,900      1,576
Sanmina-SCI Corp. (a)                                          77,800        809
Scientific-Atlanta, Inc.                                      129,011      2,580
Silicon Storage Technology, Inc. (a)                           49,800        494
Solectron Corp. (a)                                           262,650      1,917
Storage Technology Corp. (a)                                   52,730      1,085
Sun Microsystems, Inc. (a)                                    181,500      1,485
Sybase, Inc. (a)                                               77,500      1,090
SYKES Enterprises, Inc. (a)                                    10,690        110
Symantec Corp. (a)                                             28,600      1,013
Synopsys, Inc. (a)                                             12,390        559
Texas Instruments, Inc.                                       289,680      8,960
TIBCO Software, Inc. (a)                                       13,200        111
Unisys Corp. (a)                                               34,000        459
Utstarcom, Inc. (a)                                            65,100      1,595
VeriSign, Inc. (a)                                             26,900        249
Veritas Software Corp. (a)                                     25,636        727
Xilinx, Inc. (a)                                               65,400      2,470
                                                                         -------
                                                                         238,668
                                                                         -------

UTILITIES - 6.5%
Allegheny Energy, Inc.                                          6,850        287
Alltel Corp.                                                   89,400      4,425
AT&T Corp.                                                    146,800      1,926
AT&T Wireless Services, Inc. (a)                              441,220      3,949
Avista Corp.                                                   11,400        182
BellSouth Corp.                                               140,900      4,276
CenturyTel, Inc.                                                5,230        145
Cinergy Corp.                                                  24,600        874
CMS Energy Corp.                                               19,900        385
Comcast Corp. (a)                                             266,354      7,125
Constellation Energy Group, Inc.                                2,300         73
COX Communications, Inc. Class A (a)                          160,410      5,356

                                                                Equity Q Fund 45

EQUITY Q FUND

                                                      April 30, 2002 (Unaudited)

                                                                        MARKET
                                                       NUMBER           VALUE
                                                         OF             (000)
                                                       SHARES             $
                                                      ---------       ---------
Dominion Resources, Inc.                                 26,120           1,735
DTE Energy Co.                                           31,500           1,428
Duke Energy Corp.                                        37,400           1,434
Entergy Corp.                                            61,600           2,858
Exelon Corp.                                              6,910             375
FirstEnergy Corp.                                       145,720           4,852
FPL Group, Inc.                                           3,590             228
Mirant Corp. (a)                                         17,341             209
PG&E Corp. (a)                                          111,730           2,626
Pinnacle West Capital Corp.                              50,960           2,233
Potomac Electric Power                                    5,600             128
PPL Corp.                                                18,730             714
Progress Energy, Inc.                                    29,700           1,541
Public Service Enterprise Group, Inc.                    89,490           4,148
Puget Energy, Inc.                                       13,000             269
Qwest Communications International                       56,200             283
Reliant Energy, Inc.                                     92,820           2,356
SBC Communications, Inc.                                372,206          11,561
SCANA Corp.                                              51,000           1,629
Sempra Energy                                           162,100           4,145
Sprint Corp.-FON Group                                  795,590          12,610
Sprint Corp.-PCS Group (a)                              152,600           1,711
TECO Energy, Inc.                                         3,900             109
US Cellular Corp. (a)                                     1,010              40
Verizon Communications, Inc.                            393,215          15,772
Western Wireless Corp. Class A (a)                        7,820              50
Wisconsin Energy Corp.                                   19,700             512
WorldCom, Inc. - WorldCom Group (a)                     699,884           1,735
XCEL Energy, Inc.                                         6,700             170
                                                                      ---------
                                                                        106,464
                                                                      ---------
TOTAL COMMON STOCKS
(cost $1,516,982)                                                     1,590,620
                                                                      ---------

                                                      PRINCIPAL         MARKET
                                                        AMOUNT          VALUE
                                                        (000)           (000)
                                                          $               $
                                                      ---------       ---------
SHORT-TERM INVESTMENTS - 2.2%
Frank Russell Investment Company Money Market
  Fund (e)                                               30,789          30,789
United States Treasury Bill (c)(d)(e)
      1.795% due 06/20/02                                 6,000           5,985
                                                                      ---------
TOTAL SHORT-TERM INVESTMENTS
(cost $36,774)                                                           36,774
                                                                      ---------
TOTAL INVESTMENTS - 99.5%
(identified cost $1,553,756)                                          1,627,394

OTHER ASSETS AND LIABILITIES
NET - 0.5%                                                                8,226
                                                                      ---------
NET ASSETS - 100.0%                                                   1,635,620
                                                                      =========

                                                                    UNREALIZED
                                                       NOTIONAL    APPRECIATION
                                                        AMOUNT    (DEPRECIATION)
                                                        (000)         (000)
FUTURES CONTRACTS                                         $             $
                                                      ---------    ------------
LONG POSITIONS
S&P 400 Midcap Index
   expiration date 06/02                                 22,632             176
S&P 500 Index
   expiration date 06/02                                 16,158            (709)
                                                                   ------------
Total Unrealized Appreciation
  (Depreciation) on Open Futures
   Contracts Purchased                                                     (533)
                                                                   ============

See accompanying notes which are an integral part of the financial statements.

46 Equity Q Fund

EQUITY Q FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2002 (Unaudited)

ASSETS
Investments at market (including securities on loan of
  $54,230), (identified cost $1,553,756) .........................   $1,627,394
Cash .............................................................        3,043
Receivables:
   Dividends .....................................................        1,106
   Investments sold ..............................................       12,981
   Fund shares sold ..............................................        7,365
   Daily variation margin on futures contracts ...................          604
Investment of securities lending collateral in money market
  funds, at cost and market value ................................       56,348
                                                                     ----------
      Total assets ...............................................    1,708,841

LIABILITIES
Payables:
   Investments purchased ..............................   $ 14,043
   Fund shares redeemed ...............................      1,812
   Accrued fees to affiliates .........................        925
   Other accrued expenses .............................         93
Payable upon return of securities loaned ..............     56,348
                                                          --------
      Total liabilities ..........................................       73,221
                                                                     ----------

NET ASSETS .......................................................   $1,635,620
                                                                     ==========
NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income .....   $      (73)
Accumulated net realized gain (loss) .............................      (61,825)
Unrealized appreciation (depreciation) on:
   Investments ...................................................       73,638
   Futures contracts .............................................         (533)
Shares of beneficial interest ....................................          539
Additional paid-in capital .......................................    1,623,874
                                                                     ----------

NET ASSETS .......................................................   $1,635,620
                                                                     ==========

NET ASSET VALUE, offering and redemption price per share:
   Class E ($21,357,207 divided by 703,446 shares of $.01 par
     value shares of beneficial interest outstanding) ............   $    30.36
                                                                     ==========
   Class I ($1,051,521,003 divided by 34,641,911 shares of
     $.01 par value shares of beneficial interest outstanding) ...   $    30.35
                                                                     ==========
   Class Y ($562,742,131 divided by 18,539,290 shares of
     $.01 par value shares of beneficial interest outstanding) ...   $    30.35
                                                                     ==========

  See accompanying notes which are an integral part of the financial statements.

                                                                Equity Q Fund 47

EQUITY Q FUND

STATEMENT OF OPERATIONS

Amounts in thousands         For the Six Months Ended April 30, 2002 (Unaudited)

INVESTMENT INCOME
   Dividends .......................................................   $  9,754
   Dividends from Money Market Fund ................................        677
   Interest ........................................................         81
   Securities Lending Income .......................................         74
                                                                       --------
      Total investment income ......................................     10,586

EXPENSES
   Advisory fees ........................................  $   4,243
   Administrative fees - Class E ........................          6
   Administrative fees - Class I ........................        264
   Administrative fees - Class Y ........................          4
   Custodian fees .......................................        295
   Transfer agent fees - Class E ........................          3
   Transfer agent fees - Class I ........................        249
   Professional fees ....................................         32
   Registration fees ....................................         65
   Shareholder servicing fees - Class E .................         29
   Trustees' fees .......................................          6
   Miscellaneous ........................................         33
                                                           ---------
   Expenses before reductions ...........................      5,229
   Expense reductions ...................................         (2)
                                                           ---------
      Expenses, net ................................................      5,227
                                                                       --------
Net investment income ..............................................      5,359
                                                                       --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments ..........................................    (38,458)
   Futures contracts ....................................     12,107    (26,351)
                                                                       --------
Net change in unrealized appreciation (depreciation) on:
   Investments ..........................................     53,285
   Futures contracts ....................................     (1,045)    52,240
                                                           ---------   --------
Net realized and unrealized gain (loss) ............................     25,889
                                                                       --------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ..............   $ 31,248
                                                                       ========

See accompanying notes which are an integral part of the financial statements.

48 Equity Q Fund

EQUITY Q FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                         SIX MONTHS ENDED         FISCAL
                                                                          APRIL 30, 2002        YEAR ENDED
                                                                            (UNAUDITED)      OCTOBER 31, 2001
                                                                         ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income ................................................     $    5,359           $   10,826
   Net realized gain (loss) .............................................        (26,351)            (136,766)
   Net change in unrealized appreciation (depreciation) .................         52,240             (256,009)
                                                                              ----------          -----------
      Net increase (decrease) in net assets from operations .............         31,248             (381,949)
                                                                              ----------          -----------
DISTRIBUTIONS
   From net investment income
      Class E ...........................................................            (81)                (120)
      Class I ...........................................................         (4,912)              (8,128)
      Class Y ...........................................................         (2,469)              (1,964)
   From net realized gain
      Class E ...........................................................             --                 (741)
      Class I ...........................................................             --              (40,296)
      Class Y ...........................................................             --               (1,111)
                                                                              ----------          -----------
         Net decrease in net assets from distributions ..................         (7,462)             (52,360)
                                                                              ----------          -----------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions ........        150,167              476,423
                                                                              ----------          -----------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS .............................        173,953               42,114

NET ASSETS
   Beginning of period ..................................................      1,461,667            1,419,553
                                                                              ----------          -----------
   End of period (including accumulated distributions in excess of net investment income of $73 at April 30, 2002 and undistributed net
     investment income of $2,030 at October 31, 2001) ...................     $1,635,620          $ 1,461,667
                                                                              ==========          ===========

  See accompanying notes which are an integral part of the financial statements.

                                                                Equity Q Fund 49

EQUITY Q FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                        FISCAL YEARS ENDED
                                                                           OCTOBER 31,
                                                                       -------------------
                                                             2002*       2001      2000**     1999***
                                                            --------   --------   --------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD ...................    $  29.75   $  40.70   $  41.58   $   42.99
                                                            --------   --------   --------   ---------
INCOME FROM OPERATIONS
   Net investment income (a) ...........................         .07        .20        .13         .14
   Net realized and unrealized gain (loss) .............         .65      (9.75)      (.12)       4.35
                                                            --------   --------   --------   ---------
      Total income from operations .....................         .72      (9.55)       .01        4.49
                                                            --------   --------   --------   ---------
DISTRIBUTIONS
   From net investment income ..........................        (.11)      (.17)      (.13)       (.24)
   From net realized gain ..............................          --      (1.23)      (.76)      (5.66)
                                                            --------   --------   --------   ---------
      Total distributions ..............................        (.11)     (1.40)      (.89)      (5.90)
                                                            --------   --------   --------   ---------
NET ASSET VALUE, END OF PERIOD .........................    $  30.36   $  29.75   $  40.70   $   41.58
                                                            ========   ========   ========   =========

TOTAL RETURN (%)(b) ....................................        2.38     (23.98)       .17       11.01

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ............      21,357     21,979     25,205      30,746
   Ratios to average net assets (%)(c):
      Operating expenses, net ..........................         .93        .89        .95         .94
      Operating expenses, gross ........................         .93        .89        .96         .94
      Net investment income ............................         .44        .58        .39         .55
   Portfolio turnover rate (%) .........................       35.84      79.24      59.91       90.16

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

50 Equity Q Fund

EQUITY Q FUND

FINANCIAL HIGHLIGHTS - CLASS I

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                          FISCAL YEARS ENDED
                                                             OCTOBER 31,                     YEARS ENDED DECEMBER 31,
                                                        ----------------------    ------------------------------------------------
                                            2002*         2001        2000**         1999          1998         1997        1996
                                          ----------    --------    ----------    ----------    ----------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD ...  $    29.75    $  40.69    $    41.55    $    40.22    $    35.90    $  32.94    $  30.40
                                          ----------    --------    ----------    ----------    ----------    --------    --------

INCOME FROM OPERATIONS
   Net investment income (a) ...........         .10         .26           .22           .34           .32         .44         .58
   Net realized and unrealized
     gain (loss) .......................         .65       (9.72)         (.11)         8.03          8.53       10.01        6.33
                                          ----------    --------    ----------    ----------    ----------    --------    --------
      Total income from operations .....         .75       (9.46)          .11          8.37          8.85       10.45        6.91
                                          ----------    --------    ----------    ----------    ----------    --------    --------

DISTRIBUTIONS
   From net investment income ..........        (.15)       (.25)         (.21)         (.38)         (.32)       (.44)       (.59)
   From net realized gain ..............          --       (1.23)         (.76)        (6.66)        (4.21)      (7.05)      (3.78)
                                          ----------    --------    ----------    ----------    ----------    --------    --------
      Total distributions ..............        (.15)      (1.48)         (.97)        (7.04)        (4.53)      (7.49)      (4.37)
                                          ----------    --------    ----------    ----------    ----------    --------    --------
NET ASSET VALUE, END OF PERIOD .........  $    30.35    $  29.75    $    40.69    $    41.55    $    40.22    $  35.90    $  32.94
                                          ==========    ========    ==========    ==========    ==========    ========    ========
TOTAL RETURN (%)(b) ....................        2.49      (23.82)          .40         21.96         25.98       33.07       23.67

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period
     (in thousands) ....................   1,051,521     983,176     1,355,536     1,363,336     1,175,900     987,760     818,281

   Ratios to average net assets (%)(c):
      Operating expenses ...............         .70         .70           .68           .69           .69         .68         .71
      Net investment income ............         .67         .77           .66           .80           .85        1.17        1.80

   Portfolio turnover rate (%) .........       35.84       79.24         59.91         90.16         74.56       94.89       74.59

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                                Equity Q Fund 51

EQUITY Q FUND

FINANCIAL HIGHLIGHTS - CLASS Y

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                         FISCAL YEARS ENDED
                                                                             OCTOBER 31,
                                                                         -------------------
                                                                2002*      2001       2000**
                                                              --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD .......................  $  29.75   $  40.69   $  42.29
                                                              --------   --------   --------
INCOME FROM OPERATIONS
   Net investment income (a) ...............................       .12        .28        .16
   Net realized and unrealized gain (loss) .................       .64      (9.71)     (1.54)
                                                              --------   --------   --------
      Total income from operations .........................       .76      (9.43)     (1.38)
                                                              --------   --------   --------
DISTRIBUTIONS
   From net investment income ..............................      (.16)      (.28)      (.22)
   From net realized gain ..................................        --      (1.23)        --
                                                              --------   --------   --------
      Total distributions ..................................      (.16)     (1.51)      (.22)
                                                              --------   --------   --------
NET ASSET VALUE, END OF PERIOD .............................  $  30.35   $  29.75   $  40.69
                                                              ========   ========   ========

TOTAL RETURN (%)(b) ........................................      2.54     (23.74)     (3.21)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ................   562,742    456,512     38,812
   Ratios to average net assets (%)(c):
      Operating expenses, net ..............................       .60        .61        .61
      Operating expenses, gross ............................       .60        .61        .66
      Net investment income ................................       .75        .86        .68
   Portfolio turnover rate (%) .............................     35.84      79.24      59.91

*   For the six months ended April 30, 2002 (Unaudited).
**  For the period March 30, 2000 (commencement of sale) to October 31, 2000.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

52 Equity Q Fund

INTERNATIONAL FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2002 (Unaudited)

                                                                          MARKET
                                                              NUMBER       VALUE
                                                                OF         (000)
                                                              SHARES         $
                                                             ---------    ------
COMMON STOCKS - 92.2%
AUSTRALIA - 3.5%
Amcor, Ltd.                                                    724,507     2,885
AMP, Ltd.                                                       45,025       445
Austereo Group, Ltd.                                            12,164        12
Australia and New Zealand Banking Group, Ltd.                  195,300     1,992
Australian Stock Exchange, Ltd.                                  3,000        22
AXA Asia Pacific Holdings, Ltd.                                 31,000        50
BHP Billiton, Ltd. (a)                                       1,095,907     6,361
Billabong International, Ltd.                                   14,500        66
Brambles Industries, Ltd.                                       62,826       340
BRL Hardy, Ltd.                                                 11,282        59
Coca-Cola Amatil, Ltd.                                         272,728       879
Coles Myer, Ltd.                                                75,590       310
Commonwealth Bank of Australia                                  73,224     1,293
CSR, Ltd.                                                      444,690     1,458
Foster's Group, Ltd.                                         1,768,278     4,495
Harvey Norman Holdings, Ltd.                                    37,753        66
John Fairfax Holdings, Ltd.                                     14,800        28
Lang Corp., Ltd.                                                33,135       296
Leighton Holdings, Ltd.                                         14,700        83
Lion Nathan, Ltd.                                              118,394       305
Macquarie Bank, Ltd.                                             4,100        72
Miller's Retail, Ltd.                                           25,120        31
MIM Holdings, Ltd.                                             221,000       148
National Australia Bank, Ltd.                                  442,597     8,265
Newcrest Mining                                                 80,755       278
News Corp., Ltd.                                               109,240       714
Oil Search, Ltd. (a)                                            10,600         6
Orica, Ltd.                                                    215,522       950
PaperlinX, Ltd.                                                 45,580       128
Perpetual Trustees Australia, Ltd.                               1,620        39
Publishing & Broadcasting, Ltd.                                  6,700        33
Qantas Airways, Ltd.                                           122,410       296
QBE Insurance Group, Ltd.                                       98,423       387
Rio Tinto, Ltd.                                                  7,000       136
Santos, Ltd.                                                   619,540     1,954
Suncorp-Metway, Ltd.                                            14,504        98
TABCORP Holdings, Ltd.                                          21,900       142
Telstra Corp., Ltd.                                            830,746     2,272
Wesfarmers, Ltd.                                                 8,500       130
Westfield Holdings, Ltd.                                        11,400        99
Westpac Banking Corp., Ltd.                                     38,800       339
WMC, Ltd.                                                       90,622       449
Woolworths, Ltd.                                               201,065     1,419
                                                                          ------
                                                                          39,830
                                                                          ------

AUSTRIA - 0.1%
Erste Bank Der Oesterreichischen Sparkassen AG                  11,690       874
OMV AG (a)                                                       2,900       273
Voest-Alpine AG                                                  5,600       173
                                                                          ------
                                                                           1,320
                                                                          ------

BELGIUM - 0.8%
Dexia Strip VVRP (a)                                           107,780         1
Dexia (a)                                                      101,730     1,675
Dexia (a)                                                       56,130       925
Electrabel                                                       7,089     1,570
Fortis (a)                                                     135,347     3,107
Interbrew                                                       33,178       987
Solvay SA Class A (a)                                            2,132       142
UCB SA                                                           3,914       143
                                                                          ------
                                                                           8,550
                                                                          ------

BERMUDA - 0.1%
RenaissanceRe Holdings, Ltd.                                     8,308       974
                                                                          ------

BRAZIL - 0.1%
Cia Vale do Rio Doce - ADR (a)                                   2,000        55
Petroleo Brasileiro SA - Petrobras - ADR                        39,500       972
                                                                          ------
                                                                           1,027
                                                                          ------

CANADA - 2.6%
Abitibi-Consolidated, Inc.                                      79,270       717
Alcan, Inc.                                                      8,200       303
Alcan, Inc.                                                        900        33
ALI Technologies, Inc. (a)                                       3,330        74
Alimentation Couche Tard, Inc. (a)                                 610        13
Bank of Montreal                                               149,703     3,598
Bank of Nova Scotia                                             28,454       979
Barrick Gold Corp.                                              22,110       446
BCE, Inc.                                                       27,010       475
Biovail Corp. (a)                                                1,010        39
Bombardier, Inc. (a)                                            80,900       697
Brascan Corp.                                                    2,980        66
Cameco Corp.                                                     1,180        32
Canadian Imperial Bank of Commerce                              14,100       492
Canadian National Railway Co.                                   39,570     1,878
Canadian Natural Resources, Ltd.                                 2,127        71
Canadian Pacific Railway, Ltd.                                   5,688       119
Canadian Pacific Railway, Ltd.                                     390         8
Celestica, Inc. (a)                                              4,430       124
Chc Helicopter Corp.                                             1,990        33
Clarica Life Insurance Co. (a)                                   1,440        48

                                                           International Fund 53

INTERNATIONAL FUND

                                                      April 30, 2002 (Unaudited)

                                                                         MARKET
                                                              NUMBER      VALUE
                                                                OF        (000)
                                                              SHARES        $
                                                             --------    ------
Co-Steel, Inc. Sub Voting                                      15,490        52
Cott Corp. (a)                                                 23,900       484
Cott Corp. (a)                                                 55,015     1,112
Dofasco, Inc.                                                   4,580        93
EnCana Corp.                                                    2,700        85
EnCana Corp.                                                   28,551       898
Fairmont Hotels & Resorts, Inc.                                 1,440        41
Fairmont Hotels & Resorts, Inc. (a)                               100         3
Falconbridge, Ltd.                                              7,030        88
Forzani Group, Ltd. Class A (a)                                 9,020       126
Home Capital Group, Inc. Class B                                9,290        89
Hurricane Hydrocarbons (a)                                      1,280        19
Hurricane Hydrocarbons, Ltd. Class A                            3,200        46
Imperial Oil, Ltd.                                             12,170       364
Inco, Ltd. (a)                                                 12,000       241
Investors Group, Inc.                                           1,830        36
Kingsway Financial Services, Inc. (a)                           2,690        31
Leitch Technology Corp. (a)                                    23,200       132
Loblaw Co.s, Ltd.                                               5,310       202
Magna International, Inc. Class A                               3,640       269
Magna International, Inc. Class A                               5,760       428
Manulife Financial Corp.                                       12,960       377
Masonite International Corp. (a)                                6,010        97
Methanex Corp.                                                  6,510        50
Methanex Corp. (a)                                                100         1
Molson, Inc. (a)                                               12,560       288
National Bank Of Canada                                         4,820       103
Newmont Mining Corp. of Canada (a)                              5,406       155
Nexen, Inc.                                                     1,280        33
Noranda, Inc.                                                   5,020        62
Nortel Networks Corp.                                         290,431     1,010
Nortel Networks Corp.                                          30,200       103
Petro-Canada                                                    3,140        85
Placer Dome, Inc.                                               6,670        79
Power Corp. Of Canada                                           2,990        78
Precision Drilling Corp. (a)                                    1,110        38
Quebecor World, Inc.                                           19,000       521
Rothmans, Inc.                                                  3,320        69
Royal Bank of Canada                                           31,460     1,103
Saputo, Inc.                                                    3,370        71
Sobeys, Inc. (a)                                                4,830       130
Sun Life Financial Services of Canada, Inc.                     7,610       167
Suncor Energy, Inc.                                            48,685     1,692
Talisman Energy, Inc.                                         161,235     6,890
Teck Cominco, Ltd. Class B (a)                                  7,150        63
Thomson Corp./The (a)                                          35,856     1,221
TransCanada PipeLines, Ltd.                                    11,610       169
Weston (George), Ltd. (a)                                       6,410       485
                                                                         ------
                                                                         30,224
                                                                         ------

CHINA - 0.2%
China Petroleum & Chemical Corp. Class H                    2,776,000       445
Huaneng Power International, Inc. Class H                   1,236,000       927
PetroChina Co., Ltd.                                        4,818,000       982
                                                                         ------
                                                                          2,354
                                                                         ------

CZECH REPUBLIC - 0.1%
Komercni Banka AS (a)                                          15,000       772
                                                                         ------

DENMARK - 0.4%
Danske Bank A/S (a)                                            17,877       323
Group 4 Falck A/S                                               3,800       445
ISS A/S (a)                                                    22,525     1,125
Novo-Nordisk A/S Class B (a)                                   17,471       512
Vestas Wind Systems A/S                                        50,535     1,652
                                                                         ------
                                                                          4,057
                                                                         ------

FINLAND - 1.3%
Fortum Oyj (a)                                                 85,071       466
Kesko OYJ                                                     111,064     1,000
M-real Oyj                                                     37,600       303
Nokia OYJ (a)                                                 231,389     3,742
Nokia OYJ - ADR                                                 3,200        52
Sampo Oyj                                                     303,311     2,338
Stora Enso Oyj                                                149,420     1,898
UPM-Kymmene Oyj (a)                                           130,983     4,576
                                                                         ------
                                                                         14,375
                                                                         ------

FRANCE - 9.5%
Accor SA                                                       63,343     2,559
Air France                                                     64,906     1,171
Air Liquide                                                     5,625       870
Alcatel SA (a)                                                128,608     1,607
Alstom (a)                                                     40,178       521
Atos Origin (a)                                                 3,200       233
Aventis SA (a)                                                140,842    10,000
AXA                                                            20,938       444
BNP Paribas                                                   159,588     8,335
Bouygues (a)                                                   41,000     1,237
Carrefour SA                                                    5,583       244
Castorama Dubois Investissements                               11,053       615
Cie de Saint-Gobain                                            48,315     8,266
Cie Generale D'Optique Essilor International SA                18,257       742
Credit Lyonnais SA (a)                                         17,991       758
Groupe Danone                                                   3,000       397
Havas Advertising                                              89,300       667
L'Oreal SA                                                     15,714     1,230
Lafarge SA                                                      8,330       790

54 International Fund

INTERNATIONAL FUND

                                                      April 30, 2002 (Unaudited)

                                                                         MARKET
                                                             NUMBER       VALUE
                                                               OF         (000)
                                                             SHARES         $
                                                            --------    --------
Lafarge SA                                                     2,848         270
Lagardere S.C.A.                                               4,028         180
LVMH Moet Hennessy Louis Vuitton SA                          101,371       5,299
Michelin (C.G.D.E.) Class B (a)                               59,074       2,287
Pechiney SA Class A (a)                                       12,186         589
Pernod-Ricard                                                 51,923       4,792
Peugeot SA                                                    49,690       2,470
Pinault-Printemps-Redoute                                      3,378         383
Publicis Groupe                                               40,100       1,224
Renault SA (a)                                                51,941       2,406
Sanofi-Synthelabo SA (a)                                      77,153       4,936
Schneider Electric SA (a)                                    103,607       4,996
Societe Assurances Generales de France                        59,118       2,981
Societe Generale Class A                                     106,628       7,297
Societe Television Francaise 1                                 8,000         228
Suez SA (a)                                                  114,046       3,394
Thomson Multimedia SA (a)                                     22,100         604
TotalFinaElf SA (a)                                           99,394      15,053
TotalFinaElf SA - ADR                                         36,726       2,781
Valeo SA                                                      57,036       2,440
Vivendi Universal SA (a)                                     125,704       4,006
                                                                        --------
                                                                         109,302
                                                                        --------

GERMANY - 6.0%
Aixtron AG                                                    12,600         199
Allianz AG (a)                                                20,673       4,867
Altana AG                                                     29,980       1,695
AMB Generali Holding AG (a)                                    9,200       1,027
BASF AG (a)                                                   46,283       1,982
Bayer AG (a)                                                 210,518       6,894
Bayerische Hypo-und Vereinsbank AG (a)                       118,745       4,165
Bayerische Motoren Werke AG (a)                               34,300       1,359
Beiersdorf AG                                                  1,396         169
Commerzbank AG                                               156,450       2,822
Continental AG                                               116,900       1,974
DaimlerChrysler AG (a)                                        38,350       1,778
Deutsche Bank AG                                               2,600         155
Deutsche Boerse AG (a)                                        29,893       1,330
Deutsche Lufthansa AG (a)                                     91,449       1,414
Deutsche Post AG                                             170,616       2,314
Deutsche Telekom (a)                                          43,460         577
E.ON AG (a)                                                   99,565       5,183
Epcos AG (a)                                                   6,300         256
Hannover Rueckversicherungs AG                                 6,900         506
Heidelberger Zement AG                                         8,000         396
Infineon Technologies AG (a)                                 157,767       2,870
KarstadtQuelle AG                                              8,712         265
Kontron Embedded Computers (a)                                16,000         123
Linde AG                                                       5,900         288
Marschollek Lautenschlaeger und Partner                        1,201          71
Medion AG                                                     20,300         691
Merck KGaA                                                    11,000         326
Metro AG                                                      18,100         579
Muenchener Rueckversicherungs AG                               7,265       1,799
Preussag AG                                                    5,900         162
RWE AG                                                        80,258       3,035
SAP AG                                                        26,359       3,432
Schering AG (a)                                               78,667       4,792
Siemens AG                                                    29,247       1,778
Software AG (a)                                               25,320         305
Stada Arzneimittel AG                                          8,300         286
ThyssenKrupp AG                                              197,213       2,982
Volkswagen AG                                                 92,972       4,602
                                                                        --------
                                                                          69,448
                                                                        --------

GREECE - 0.2%
Hellenic Telecommunications
  Organization SA                                             35,200         544
Hellenic Telecommunications
  Organization SA - ADR                                      258,307       1,976
                                                                        --------
                                                                           2,520
                                                                        --------

HONG KONG - 2.8%
ASM Pacific Technology                                        15,000          40
Cathay Pacific Airways, Ltd.                                  48,000          83
Cheung Kong Holdings, Ltd.                                   139,686       1,330
China Mobile, Ltd. (a)                                       397,500       1,302
CLP Holdings, Ltd.                                           110,260         433
CNOOC, Ltd.                                                2,470,600       3,279
DAH Sing Financial                                             8,000          41
Dairy Farm International
  Holdings, Ltd. (a)                                          27,000          23
Esprit Holdings, Ltd.                                         46,000          88
Hang Seng Bank, Ltd.                                          71,400         815
Henderson Land Development                                    81,000         395
Hong Kong & China Gas                                        103,400         129
Hong Kong Electric Holdings                                  871,000       3,306
Hong Kong Exchanges and Clearing, Ltd.                     1,460,000       2,611
Hongkong Land Holdings, Ltd.                                 149,000         258
Hutchison Whampoa, Ltd. (a)                                  443,189       3,878
Jardine Matheson Holdings, Ltd./
  United Kingdom                                             227,300       1,364
JCG Holdings, Ltd.                                            52,800          31
Johnson Electric Hldgs                                       263,000         400
Li & Fung, Ltd.                                              327,800         525
MTR Corp.                                                    786,900       1,201
Pacific Century CyberWorks, Ltd. (a)                         186,872          48
Shangri-La Asia, Ltd.                                        289,000         278
SmarTone Telecommunications
  Holdings, Ltd.                                              17,000          19
Sun Hung Kai Properties, Ltd.                                391,400       3,413

                                                           International Fund 55

INTERNATIONAL FUND

                                                     April 30, 2002 (Unaudited)

                                                                         MARKET
                                                             NUMBER       VALUE
                                                               OF         (000)
                                                             SHARES        $
                                                           ---------    -------
Swire Pacific, Ltd. Class A                                  424,900      2,550
Television Broadcasts, Ltd.                                   28,000        136
Wharf Holdings, Ltd.                                       1,512,537      4,053
Wing Hang Bank, Ltd.                                           5,900         21
YUE Yuen Industrial Hldgs                                    100,000        272
                                                                        -------
                                                                         32,322
                                                                        -------

HUNGARY - 0.0%
OTP Bank Rt. - GDR                                            30,125        535
                                                                        -------

INDONESIA - 0.2%
Bank Central Asia Tbk PT                                   2,585,000        734
PT Astra International Tbk (a)                             1,074,500        449
Telekomunikasi Indonesia Tbk PT                            2,189,000        985
                                                                        -------
                                                                          2,168
                                                                        -------

IRELAND - 1.4%
Allied Irish Banks                                            48,800        647
Allied Irish Banks PLC                                        55,000        726
Bank of Ireland                                               20,284        237
Bank of Ireland                                              645,360      7,496
CRH PLC (a)                                                   52,483        898
CRH PLC                                                       48,206        836
DePfa Bank PLC                                                 9,700        664
Elan Corp. PLC - ADR (a)                                      56,600        672
Irish Life & Permanent PLC                                    21,500        481
Irish Life & Permanent PLC                                    95,265      1,295
Ryanair Holdings PLC (a)                                     216,305      1,173
Ryanair Holdings PLC - ADR (a)                                32,258      1,000
                                                                        -------
                                                                         16,125
                                                                        -------

ITALY - 4.1%
Assicurazioni Generali                                        44,000      1,063
Autostrade Concessioni e Costruzioni
  Autostrade SpA (a)                                         174,866      1,420
Banca Nazionale Del Lavoro SpA (a)                           268,135        610
Banca Popolare di Bergamo Credito
  Varesino Scrl                                               88,821      1,758
Banca Popolare di Verona-Banco S
  Geminiano e S Prospero Scrl (a)                             32,386        402
Bulgari SPA (a)                                               61,798        480
Enel SpA                                                     242,800      1,441
ENI-Ente Nazionale Idrocarburi SpA (a)                       855,709     13,137
Finmeccanica SpA (a)                                       2,728,652      2,273
Gucci Group                                                    1,642        159
IntesaBci SpA                                              2,741,831      8,863
Italgas SpA                                                   51,614        516
Lottomatica SpA (a)                                           63,655        519
Luxottica Group SpA                                           36,159        738
Mediaset SpA                                                 499,831      4,186
Parmalat Finanziaria SPA                                     478,164      1,679
Riunione Adriatica di Sicurta SpA                             66,115        857
Sanpaolo IMI SpA (a)                                         170,379      1,898
Telecom Italia SpA                                           826,154      4,426
Telecom Italia SpA (a)                                        52,266        416
TIM SPA (a)                                                   20,500         90
UniCredito Italiano SpA                                      133,719        620
                                                                        -------
                                                                         47,551
                                                                        -------

JAPAN - 17.5%
77 Bank, Ltd./The                                            304,000      1,183
Acom Co., Ltd.                                                 9,000        687
Aderans                                                        3,900        121
Advantest Corp. (a)                                           14,800      1,066
Aeon Co., Ltd.                                                33,000        853
Aiful Corp.                                                   35,900      2,490
Aioi Insurance Co., Ltd. (a)                                 108,000        200
Aisin Seiki Co., Ltd.                                         26,000        333
Alps Electric Co., Ltd.                                        7,000         94
Aoyama Trading Co., Ltd. (a)                                   6,500         63
Asahi Breweries, Ltd.                                         60,000        553
Asahi Glass Co., Ltd.                                         37,000        262
Asahi Kasei Corp.                                             50,000        191
Bank of Fukuoka, Ltd./The                                     26,000         86
Bank of Yokohama, Ltd./The                                    59,000        206
Benesse Corp.                                                  3,200         71
Bridgestone Corp.                                            270,000      3,807
Canon Sales Co., Inc.                                         15,000        107
Canon, Inc.                                                  450,090     17,238
Central Glass Co., Ltd.                                       34,000        178
Chubu Electric Power Co., Inc.                                11,500        173
Chugai Pharmaceutical Co., Ltd. (a)                           61,000        728
Citizen Watch Co., Ltd.                                       14,000         86
Credit Saison Co., Ltd.                                      160,800      3,780
CSK Corp.                                                     10,600        316
Dai Nippon Printing Co., Ltd.                                 77,000        970
Daiichi Pharmaceutical Co., Ltd.                              90,000      1,755
Daikin Industries, Ltd.                                       14,000        254
Dainippon Pharmaceutical Co., Ltd.                             7,000         71
Daito Trust Construction Co., Ltd.                            31,990        473
Daiwa House Industry Co., Ltd.                               242,000      1,545
Daiwa Securities Group, Inc. (a)                             206,000      1,413
Denso Corp.                                                    6,700        108
Dowa Mining Co.                                               47,000        209
East Japan Railway Co.                                            92        389
Eisai Co., Ltd. (a)                                          104,000      2,672
Familymart, Co.                                               14,900        314
Fanuc, Ltd. (a)                                               72,500      4,019
Fuji Heavy Industries, Ltd.                                  232,000      1,170
Fuji Machine Manufacturing Co., Ltd.                          60,900      1,019
Fuji Photo Film Co., Ltd. (a)                                 20,000        635
Fuji Soft ABC, Inc.                                            6,100        220

56 International Fund

INTERNATIONAL FUND

                                                      April 30, 2002 (Unaudited)

                                                                         MARKET
                                                              NUMBER      VALUE
                                                                OF        (000)
                                                              SHARES        $
                                                             --------    -------
Fuji Television Network, Inc.                                      55        317
Fujitsu, Ltd.                                                  25,000        199
Funai Electric Co., Ltd. (a)                                    1,900        201
Futaba Corp. (a)                                               22,000        659
Gunze, Ltd.                                                    27,000         82
Heiwa Corp.                                                     9,400        139
Hino Motors, Ltd. (a)                                          48,000        129
Hirose Electric Co., Ltd. (a)                                   3,700        289
Hitachi Chemical Co., Ltd.                                     16,300        206
Hitachi Maxell, Ltd.                                           28,000        431
Hitachi, Ltd. (a)                                             513,000      3,798
Honda Motor Co., Ltd.                                         181,300      8,130
Hosiden Corp. (a)                                               7,000        101
Hoya Corp.                                                     19,900      1,481
Ines Corp.                                                      6,700         49
Intelligent Wave, Inc.                                             98        277
Ishikawajima-Harima Heavy
  Industries Co., Ltd.                                         70,000        114
Ito-Yokado Co., Ltd.                                           59,000      2,907
Itochu Corp. (a)                                              504,000      1,609
Jafco Co., Ltd.                                                 2,800        223
Japan Airlines Co., Ltd.                                       79,000        218
Japan Real Estate Investment Corp. (b)                             14         55
Japan Telecom Co., Ltd.                                            65        192
Japan Tobacco, Inc.                                                81        491
JGC Corp.                                                      29,000        204
JSR Corp.                                                      23,000        181
Kao Corp.                                                      58,000      1,133
Kawasaki Steel Corp.                                          207,000        232
KDDI Corp. (a)                                                    103        269
Keyence Corp.                                                   3,500        708
Kobayashi Pharmaceutical Co., Ltd.                              2,300         76
Konami Corp.                                                   43,100      1,087
Kubota Corp.                                                   42,000        127
Kuraray Co., Ltd.                                              33,000        215
Kyocera Corp.                                                   8,200        558
Kyushu Electric Power (a)                                      13,100        174
Lawson, Inc.                                                   41,800      1,155
Mabuchi Motor Co., Ltd.                                        28,400      2,781
Macnica, Inc.                                                   2,200         85
Marui Co., Ltd.                                                10,000        123
Matsumotokiyoshi Co., Ltd.                                     53,300      1,983
Matsushita Communication IND (a)                                3,800        144
Matsushita Electric Industrial Co., Ltd.                      423,000      5,664
Millea Holdings, Inc. (a)                                         129      1,004
Minebea Co., Ltd.                                             272,000      1,779
Mitsubishi Chemical Corp.                                     145,000        351
Mitsubishi Corp. (a)                                           48,000        360
Mitsubishi Electric Corp.                                     299,000      1,392
Mitsubishi Estate Co., Ltd.                                    78,000        565
Mitsubishi Heavy Industries, Ltd.                             147,000        466
Mitsubishi Motors Corp. (a)                                   106,000        314
Mitsubishi Pharma Corp.                                         7,000         67
Mitsubishi Tokyo Financial
  Group, Inc. (a)                                                  96        657
Mitsui & Co., Ltd.                                             57,000        360
Mitsui Chemicals, Inc.                                         45,000        214
Mitsui Fudosan Co., Ltd. (a)                                   74,000        581
Mitsui Mining & Smelting Co., Ltd.                             19,000         70
Mitsui O.S.K. Lines, Ltd.                                     552,000      1,126
Mitsui Sumitomo Insurance Co., Ltd. (a)                       189,000        930
Mitsumi Electric Co., Ltd.                                      3,400         57
Mizuho Holdings, Inc. (a)                                          64        134
Murata Manufacturing Co., Ltd. (a)                             81,000      5,127
Namco, Ltd.                                                     8,600        174
NEC Corp. (a)                                                 180,000      1,387
NGK Insulators, Ltd.                                           15,000        109
Nichicon Corp.                                                 12,000        160
Nichirei Corp. (a)                                            111,000        321
Nidec Corp.                                                     1,400         93
Nikko Cordial Corp. (a)                                        77,000        348
Nikon Corp. (a)                                                50,000        653
Nintendo Co., Ltd. (a)                                         19,800      2,775
Nippon Express Co., Ltd.                                      624,000      2,715
Nippon Meat Packers, Inc.                                     190,000      1,911
Nippon Telegraph & Telephone Corp. (a)                            165        649
Nippon Unipac Holding (a)                                          26        149
Nippon Yusen Kabushiki Kaisha                                  34,000        113
Nishimatsu Construction Co., Ltd.                             230,800        595
Nissan Motor Co., Ltd. (a)                                  1,659,800     12,766
Nitto Denko Corp.                                               2,800         92
NOK Corp.                                                      27,000        208
Nomura Holdings, Inc. (a)                                     209,000      2,912
NTT DoCoMo, Inc. (a)                                              142        359
NTT DoCoMo, Inc. (a)                                              568      1,446
Office Building Fund of Japan, Inc. (b)                            13         54
OJI Paper Co., Ltd.                                           150,000        731
Olympus Optical Co., Ltd.                                       9,000        117
Omron Corp.                                                     9,000        135
Onward Kashiyama Co., Ltd.                                      6,000         56
ORIX Corp.                                                     23,800      1,973
Osaka Gas Co., Ltd.                                            23,000         50
Promise Co., Ltd.                                               8,500        448
Ricoh Co., Ltd.                                                68,000      1,268
Rinnai Corp.                                                  109,500      2,267
Rohm Co., Ltd. (a)                                             38,480      5,737
Sammy Corp.                                                    20,700        693
Sankyo Co., Ltd.                                               44,000        670
Sankyo Co., Ltd./Gunma                                          2,900         77
Sega Enterprises (a)                                           27,000        605
Seiyu, Ltd./The (a)                                           274,000      1,256
Sekisui House, Ltd. (a)                                        52,000        357

                                                           International Fund 57

INTERNATIONAL FUND

                                                     April 30, 2002 (Unaudited)

                                                                         MARKET
                                                              NUMBER      VALUE
                                                                OF        (000)
                                                              SHARES        $
                                                             --------    -------
Sharp Corp.                                                   276,000      3,827
Shimachu Co., Ltd. (a)                                         10,800        166
Shimamura Co. (a)                                                 400         28
Shin-Etsu Chemical Co., Ltd. (a)                              155,600      6,408
Shohkoh Fund (a)                                               13,290      1,635
Skylark Co., Ltd.                                               5,000        100
SMC Corp./Japan                                                 1,800        216
Sony Corp. (a)                                                 55,000      2,954
Stanley Electric Co., Ltd.                                     32,000        282
Sumisho Lease Co., Ltd.                                         9,000        132
Sumitomo Bakelite Co., Ltd.                                   182,000      1,389
Sumitomo Electric Industries, Ltd. (a)                         34,000        242
Sumitomo Metal Mining Co., Ltd.                                41,000        179
Sumitomo Mitsui Banking Corp. (a)                             145,000        646
Sumitomo Realty & Developmnt                                   56,000        279
Sumitomo Trust & Banking Co., Ltd./The                        248,000      1,112
Suruga Bank, Ltd./The                                          23,000         90
Suzuki Motor Corp.                                             50,000        601
Takeda Chemical Industries, Ltd. (a)                           81,000      3,544
Takefuji Corp. (a)                                             28,500      2,059
Tanabe Seiyaku Co., Ltd.                                       15,000        142
TDK Corp. (a)                                                  27,500      1,499
Terumo Corp. (a)                                               20,600        305
THK Co., Ltd.                                                  30,800        611
Toda Corp.                                                     77,000        165
Tohoku Electric Power                                          70,200        851
Tokuyama Corp.                                                 33,000        105
Tokyo Electric Power Co.                                       36,300        661
Tokyo Electron, Ltd. (a)                                       77,400      5,568
Tokyo Gas Co., Ltd.                                            80,000        191
Tokyo Seimitsu Co., Ltd.                                          800         30
Tokyo Style Co., Ltd.                                          30,000        268
Tokyu Corp. (a)                                                43,000        143
Toppan Printing Co., Ltd.                                      58,000        587
Tosoh Corp. (a)                                                32,000         93
Toray Industries (a)                                          138,000        399
Tostem Inax Holding Corp.                                      18,000        249
Toyoda Automatic Loom                                           5,800         93
Toyoda Gosei Co., Ltd.                                         12,500        160
Toyota Motor Corp. (a)                                         93,700      2,553
Toys R Us Japan, Ltd. (a)                                       4,900        104
Ube Industries, Ltd.                                           74,000         95
UFJ Holdings, Inc. (a)                                            299        740
UMC Japan (a)                                                      18        199
Uni-Charm Corp.                                                 6,100        160
UNY Co., Ltd.                                                  25,000        268
Ushio, Inc.                                                    22,000        295
West Japan Railway Co.                                            372      1,439
World Co., Ltd.                                                 3,700         95
Yahoo Japan Corp. (a)                                              35        801
Yakult Honsha Co., Ltd.                                        22,000        222
Yamaha Corp.                                                   46,000        346
Yamaha Motor Co., Ltd.                                        247,000      1,827
Yamanouchi Pharmaceutical Co., Ltd. (a)                        39,000      1,075
Yamato Transport Co., Ltd.                                      9,000        153
Yasuda Fire & Marine Insurance Co., Ltd./The                   28,000        156
Yokogawa Electric Corp.                                        30,000        249
                                                                         -------
                                                                         202,073
                                                                         -------

LUXEMBOURG - 0.3%
Arcelor (a)                                                   221,512      3,052
                                                                         -------
MALAYSIA - 0.1%
Gamuda Berhad                                                 186,000        311
IJM Corp. BHD                                                  53,000         76
Malayan Banking BHD                                           353,800        857
Resorts World BHD                                              46,000        127
                                                                         -------
                                                                           1,371
                                                                         -------

MEXICO - 0.7%
America Movil SA de CV - ADR                                   50,000        933
Cemex SA de CV                                                 93,000        589
Grupo Carso SA de CV (a)                                      100,900        370
Grupo Televisa SA - ADR (a)                                     8,800        398
Telefonos de Mexico SA de CV - ADR                             69,700      2,637
Wal-Mart de Mexico SA de CV                                 1,028,040      3,439
                                                                         -------
                                                                           8,366
                                                                         -------

NETHERLANDS - 5.9%
ABN Amro Holding NV (a)                                       227,075      4,498
Aegon NV                                                       77,525      1,780
Akzo Nobel NV (a)                                              27,716      1,191
ASML Holding NV (a)                                           128,081      2,906
Buhrmann NV (a)                                               107,467      1,375
Draka Holding                                                   8,370        300
DSM NV                                                         66,600      2,961
Euronext NV                                                    40,944        848
Hagemeyer                                                      14,000        277
Heineken Holding NV Class A (a)                                15,029        507
Heineken NV (a)                                                56,075      2,525
Hunter Douglas NV                                              42,632      1,420
IHC Caland                                                        700         39
ING Groep NV (a)                                              224,440      5,921
Koninklijke Ahold NV (a)                                      118,505      2,961
Koninklijke Philips Electronics NV (a)                        293,030      9,042
Koninklijke Philips Electronics NV                             76,580      2,375
Numico NV                                                      11,778        304
Reed Elsevier NV                                              222,552      3,086
Royal Dutch Petroleum Co.                                       2,100        110
Royal Dutch Petroleum Co. (a)                                 128,733      6,816
Royal KPN NV (a)                                              411,567      1,864

58 International Fund

INTERNATIONAL FUND

                                                      April 30, 2002 (Unaudited)

                                                                         MARKET
                                                              NUMBER      VALUE
                                                                OF        (000)
                                                              SHARES        $
                                                            ---------    -------
Stork NV                                                       91,742        967
TPG NV                                                         11,179        242
Unilever NV (a)                                                58,173      3,745
Vedior NV                                                     125,487      1,737
VNU NV                                                        142,887      4,310
Wolters Kluwer NV (a)                                         215,697      4,370
                                                                         -------
                                                                          68,477
                                                                         -------

NEW ZEALAND - 0.4%
Carter Holt Harvey, Ltd.                                      773,300        623
Telecom Corp. of New Zealand, Ltd.                          1,677,738      3,618
Warehouse Group, Ltd.                                          26,500         87
                                                                         -------
                                                                           4,328
                                                                         -------

NORWAY - 0.7%
Den Norske Creditbank ASA                                     148,202        783
Kvaerner ASA (a)                                            1,158,100      1,151
Norsk Hydro ASA (a)                                            51,782      2,548
Norske Skogindustrier AS                                       10,000        178
Sparebanken NOR                                                 6,400        228
Statoil ASA                                                   237,430      2,020
Tandberg ASA                                                  114,340      1,381
Tomra Systems ASA (a)                                          28,305        216
                                                                         -------
                                                                           8,505
                                                                         -------

POLAND - 0.0%
Bank Pekao SA                                                  13,907        383
                                                                         -------

PORTUGAL - 0.3%
Electricidade de Portugal SA                                  987,640      2,037
Portugal Telecom SGPS SA                                      256,755      1,873
                                                                         -------
                                                                           3,910
                                                                         -------

RUSSIA - 0.3%
LUKOIL - ADR                                                    9,500        685
Mobile Telesystems - ADR                                       26,187        821
Unified Energy System - GDR (a)                                 8,315        123
Vimpel-Communications - ADR (a)                                29,174        691
Wimm-Bill-Dann Foods OJSC - ADR NEW (a)                        32,660        769
YUKOS - ADR                                                     3,770        554
                                                                         -------
                                                                           3,643
                                                                         -------
SINGAPORE - 1.6%
CapitaLand, Ltd.                                               63,000         60
Chartered Semiconductor Manufacturing, Ltd. (a)                70,000        177
City Developments, Ltd.                                        62,700        214
Creative Technology, Ltd.                                      95,280      1,103
DBS Group Holdings, Ltd.                                      718,281      5,548
Great Eastern Holdings, Ltd.                                    6,000         37
Oversea-Chinese Banking Corp.                                 462,320      3,316
Singapore Airlines, Ltd.                                       87,300        674
Singapore Press Holdings, Ltd.                                109,711      1,362
Singapore Technologies Engineering, Ltd.                       46,400         54
Singapore Telecommunications, Ltd.                          1,348,400      1,138
United Overseas Bank, Ltd.                                    524,619      4,168
Venture Manufacturing Singapore, Ltd.                          57,000        535
                                                                         -------
                                                                          18,386
                                                                         -------
SOUTH KOREA - 1.9%
Hana Bank                                                      46,949        616
Hyundai Motor Co.                                              25,600        953
Kangwon Land, Inc.                                              3,210        375
Kia Motors Corp. (a)                                           26,630        276
Kookmin Bank                                                   44,717      2,043
Korea Electric Power Corp. - ADR                              115,000      1,231
KT Corp. - ADR                                                 67,200      1,522
LG Electronics Investment, Ltd.                                 1,880         83
LG Electronics, Inc. (a)                                       16,920        669
Pacific Corp.                                                   2,500        290
POSCO                                                           5,200        518
POSCO - ADR                                                    32,600        797
Samsung Corp.                                                  72,110        521
Samsung Electro-Mechanics                                       2,290        135
Samsung Electronics                                            24,950      7,394
Samsung Electronics - GDR                                      16,400      2,408
Samsung Fire & Marine Insurance                                 3,690        250
Shinsegae Co., Ltd.                                             6,490      1,080
SK Telecom - ADR                                               19,400        415
                                                                         -------
                                                                          21,576
                                                                         -------
SPAIN - 2.7%
Acerinox SA                                                     9,601        367
Altadis SA                                                     11,000        232
Altadis SA (a)                                                 98,547      2,080
Amadeus Global Travel Distribution Class A (a)                202,720      1,349
Banco Bilbao Vizcaya Argentaria SA                            110,178      1,284
Banco Popular Espanol SA                                       13,900        570
Banco Santander Central Hispano SA (a)                        560,224      5,186
Centros Co.merciales Carrefour SA                              23,103        270
Endesa SA (a)                                                 218,657      3,347
Fomento de Construcciones Y Contratas SA                       34,358        882
Gas Natural SDG SA                                             12,185        223
Grupo Dragados SA                                              54,400        889
Grupo Ferrovial SA                                             40,500        981
Iberdrola SA (a)                                              271,331      3,719
Inditex SA NEW (a)                                             30,400        627
Repsol YPF SA - ADR                                           194,683      2,385
Sogecable SA (a)                                                1,200         25

                                                           International Fund 59

INTERNATIONAL FUND

                                                      April 30, 2002 (Unaudited)

                                                                         MARKET
                                                             NUMBER      VALUE
                                                               OF        (000)
                                                             SHARES        $
                                                            --------    --------
Telefonica SA (a)                                            632,259       6,763
Union Electrica Fenosa SA                                     14,700         259
                                                                        --------
                                                                          31,438
                                                                        --------

SWEDEN - 1.3%
Assa Abloy AB Class B (a)                                    116,741       1,509
Atlas Copco AB Series A                                       10,200         239
Autoliv, Inc.                                                110,308       2,450
Billerud AB (a)                                               14,400         142
Electrolux AB Series B                                       129,400       2,150
Eniro AB (a)                                                 100,100         778
ForeningsSparbanken AB                                        47,000         587
Hennes & Mauritz AB                                           23,300         462
Holmen AB Class B                                             10,000         243
Investor AB Class B                                          131,904       1,359
Modern Times Group AB Class B (a)                             19,700         352
Nobel Biocare AB (a)                                           3,900         230
Nordea AB (a)                                                275,000       1,563
Securitas AB Class B (a)                                      26,111         485
Skandia Forsakrings AB (a)                                    97,700         463
Skandinaviska Enskilda Banken AB Class A                      31,700         303
Svenska Celluosa Series B                                      1,000           3
Svenska Handelsbanken Class A                                 60,368         912
Swedish Match AB (a)                                          70,674         556
Telefonaktiebolaget LM Ericsson Class B (a)                  112,600         282
                                                                        --------
                                                                          15,068
                                                                        --------

SWITZERLAND - 4.7%
Adecco SA (a)                                                 11,869         750
Barry Callebaut AG                                            13,416       1,431
Ciba Specialty Chemicals AG                                    2,200         170
Clariant AG                                                  135,220       3,206
Compagnie Financiere Richemont AG Class A (Units)(a)          48,309       1,095
Credit Suisse Group (a)                                      171,197       6,097
Givaudan (a)                                                     846         315
Holcim, Ltd.                                                  12,800         592
Holcim, Ltd. Class B                                           3,954         914
Nestle SA (a)                                                 26,269       6,204
Novartis AG (a)                                              225,198       9,436
Roche Holding AG                                              94,902       7,184
STMicroelectronics NV                                         59,198       1,839
Swiss Reinsurance (a)                                         55,024       5,548
Swisscom AG                                                    5,181       1,545
Synthes-Stratec, Inc. (a)                                        720         446
UBS AG                                                       124,587       6,000
Zurich Financial Services AG (a)                               6,424       1,493
                                                                        --------
                                                                          54,265
                                                                        --------

TAIWAN - 0.2%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (a)       122,220       2,163
United Microelectronics Corp. - ADR (a)                       23,500         237
                                                                        --------
                                                                           2,400
                                                                        --------

THAILAND - 0.0%
Bangkok Bank Pcl (a)                                          94,000         139
Bangkok Bank Pcl (a)                                         222,400         265
National Finance PCL (a)                                     398,600         120
                                                                        --------
                                                                             524
                                                                        --------

TURKEY - 0.0%
Dogan Yayin Holding AS (a)                               221,140,992         528
                                                                        --------

UNITED KINGDOM - 20.2%
3i Group PLC (a)                                             143,314       1,445
Abbey National PLC                                            49,353         784
Aegis Group PLC                                               49,900          80
Alliance Unichem PLC                                         138,000       1,256
Allied Domecq PLC                                            518,660       3,320
Amersham PLC                                                 114,407       1,102
Anglo American PLC                                            33,913         534
ARM Holdings PLC (a)                                          68,600         221
AstraZeneca PLC (a)                                           83,058       3,890
AstraZeneca PLC (a)                                          119,306       5,588
AWG PLC                                                      208,916       1,774
BAA PLC                                                      160,753       1,510
BAE Systems PLC (a)                                        1,745,071       8,871
Barclays PLC (a)                                             749,604       6,562
BBA Group PLC (a)                                            121,459         553
BG Group PLC                                               1,074,856       4,799
BOC Group PLC                                                244,177       3,699
Boots Co. PLC                                                428,336       4,433
BP PLC                                                       633,989       5,407
Brambles Industries PLC                                      336,800       1,668
British Airways PLC                                          674,042       2,320
British American Tobacco PLC (a)                             347,400       3,552
British Sky Broadcasting PLC (a)                             308,070       3,446
BT Group PLC                                                 812,440       3,053
Bunzl PLC                                                    353,301       2,769
Cable & Wireless PLC                                         337,094         889
Cadbury Schweppes PLC (a)                                    350,150       2,655
Canary Wharf Group PLC (a)                                    31,681         217
Centrica PLC                                                 982,038       3,022
CGNU PLC                                                     214,884       2,210
Compass Group PLC                                            220,334       1,370
Corus Group PLC (a)                                           54,416          62
Davis Service Group PLC (a)                                   93,335         644
Debenhams PLC                                                 58,400         333

60 International Fund

INTERNATIONAL FUND

                                                      April 30, 2002 (Unaudited)

                                                                         MARKET
                                                            NUMBER       VALUE
                                                              OF         (000)
                                                            SHARES         $
                                                          ---------     --------
Diageo PLC (a)                                              548,348        7,276
Dixons Group PLC                                            117,300          388
easyJet PLC NEW (a)                                         194,875        1,363
EMI Group PLC                                                33,865          150
Exel PLC                                                      7,000           90
Gallaher Group PLC (a)                                       20,195          175
GKN PLC                                                     802,921        3,754
GlaxoSmithKline PLC                                         580,265       14,030
Granada PLC                                                 337,255          632
GUS PLC (a)                                                 370,366        3,366
Hanson PLC                                                   20,823          151
HBOS PLC (a)                                                691,048        8,375
HSBC Holdings PLC (a)                                        45,531          541
HSBC Holdings PLC                                           291,807        3,443
Imperial Tobacco Group PLC (a)                               41,095          573
Imperial Tobacco Group PLC                                  102,746        1,455
International Power PLC (a)                                  37,059          113
Invensys PLC (a)                                             49,200           77
Johnson Matthey PLC                                          10,206          158
Lattice Group PLC                                           718,000        1,940
Legal & General Group PLC                                   114,200          262
Lloyds TSB Group PLC (a)                                    737,956        8,481
Man Group PLC                                                41,438          578
Marks & Spencer Group PLC                                   968,557        5,601
Marks & Spencer Group PLC Class B (a)                        61,259           62
Misys PLC                                                    39,000          145
Morgan Crucible Co.                                         742,345        1,946
MyTravel Group PLC                                          150,200          476
National Grid Group PLC                                     148,282        1,063
Next PLC                                                     84,835        1,286
Old Mutual PLC                                              602,000          960
P&O Princess Cruises PLC                                     73,100          492
Pearson PLC                                                  51,800          623
Powergen PLC                                                238,000        2,678
Prudential PLC (a)                                          186,679        1,985
Railtrack Group PLC (j)                                     248,149            0
Reckitt Benckiser PLC (a)                                   136,491        2,416
Reed Elsevier PLC (a)                                       707,190        6,922
Reuters Group PLC                                            39,100          273
Rexam PLC                                                   469,476        3,416
Rio Tinto PLC                                               270,847        5,030
Royal & Sun Alliance Insurance Group (a)                  1,138,431        5,008
Royal Bank of Scotland Group PLC                            263,453        7,552
Safeway PLC                                                 632,739        2,802
Sage Group PLC                                               25,479           73
Scottish & Newcastle PLC                                     53,500          489
Scottish & Southern Energy PLC (a)                          247,263        2,431
Severn Trent Water PLC                                       51,067          583
Shell Transport & Trading Co. PLC (a)                       952,354        6,776
Shire Pharmaceuticals PLC (a)                                20,000          148
Signet Group PLC                                            247,365          422
Six Continents PLC                                          477,457        5,282
Smith & Nephew PLC                                          139,054          791
Smiths Group PLC                                             61,000          721
Standard Chartered PLC                                       66,800          822
Tate & Lyle PLC                                              48,000          249
Taylor Woodrow PLC                                          271,497          830
Tesco PLC (a)                                               271,157        1,039
Thistle Hotels PLC                                           64,722          131
TI Automotive, Ltd. Class A (j)                              50,100            0
Unilever PLC (a)                                            758,004        6,934
United Business Media PLC                                    82,511          630
Vodafone Group PLC (a)                                    5,282,672        8,522
Willis Group Holdings, Ltd. NEW (a)                           6,264          183
Wolseley PLC                                                308,193        3,232
WPP Group PLC (a)                                            60,887          646
                                                                       ---------
                                                                         233,079
                                                                       ---------

UNITED STATES - 0.0%
Resmed, Inc. (a)                                             11,620           42
                                                                       ---------
VENEZUELA - 0.0%
Cia Anonima Nacional Telefonos de
  Venezuela - CANTV - ADR                                     3,507           51
                                                                       ---------

TOTAL COMMON STOCKS
(cost $1,034,375)                                                      1,064,919
                                                                       ---------

PREFERRED STOCKS - 0.3%
AUSTRALIA - 0.0%
News Corp., Ltd.                                             83,460          460
                                                                       ---------

BERMUDA - 0.0%
Sanwa International Finance
  Bermuda Trust (a)                                       9,000,000           28
                                                                       ---------

GERMANY - 0.3%
Hugo Boss AG                                                 28,625          671
Porsche AG                                                    1,368          610
ProSieben SAT.1 Media AG (a)                                 26,849          254
Volkswagen AG (a)                                             8,100          261
Wella AG                                                     15,304          925
                                                                       ---------
                                                                           2,721
                                                                       ---------

THAILAND - 0.0%
Siam Commercial Bank PCL (a)                                469,600          264
                                                                       ---------

TOTAL PREFERRED STOCKS
(cost $3,217)                                                              3,473
                                                                       ---------

                                                           International Fund 61

INTERNATIONAL FUND

                                                     April 30, 2002 (Unaudited)

                                                         PRINCIPAL     MARKET
                                                          AMOUNT        VALUE
                                                          (000)         (000)
                                                            $             $
                                                         ---------    ---------
LONG-TERM INVESTMENTS - 0.0%
LUXEMBOURG - 0.0%
Hellenic Exchangeable Finance
  SCA (conv.)
      2.000% due 08/02/05                                       92           88
                                                                      ---------
TOTAL LONG-TERM INVESTMENTS
(cost $90)                                                                   88
                                                                      ---------
SHORT-TERM INVESTMENTS - 7.1%
UNITED STATES - 7.1%
Frank Russell Investment Company
   Money Market Fund (e)                                    73,606       73,606
United States Treasury Bill (c)(d)(e)
      1.795% due 06/20/02                                    8,000        7,980
                                                                      ---------
TOTAL SHORT-TERM INVESTMENTS
(cost $81,586)                                                           81,586
                                                                      ---------
TOTAL INVESTMENTS - 99.6%
(identified cost $1,119,268)                                          1,150,066

OTHER ASSETS AND LIABILITIES,
NET - 0.4%                                                                5,026
                                                                      ---------
NET ASSETS - 100.0%                                                   1,155,092
                                                                      =========


                                                                     UNREALIZED
                                                         NOTIONAL  APPRECIATION
                                                          AMOUNT  (DEPRECIATION)
                                                           (000)      (000)
                                                             $          $
                                                         --------  -------------
FUTURES CONTRACTS
LONG POSITIONS
CAC-40 Index (France)
   expiration date 06/02                                    10,196         (264)

DAX Index (Germany)
   expiration date 06/02                                     9,006         (482)

EUR STOXX 50 Index (EMU)
   expiration date 06/02                                    18,804         (514)

FTSE-100 Index (UK)
   expiration date 06/02                                    22,364         (204)

Hang Seng Index (Hong Kong)
   expiration date 06/02                                     3,240           92

SPI 200 Index (Australia)
   expiration date 06/02                                     3,320          (95)

TOPIX Index (Japan)
   expiration date 06/02                                    17,647          433

TSE-60 Index (Canada)
   expiration date 06/02                                     4,868         (159)
                                                                      ---------
Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased                                                    (1,193)
                                                                      =========

See accompanying notes which are an integral part of the financial statements.

62 International Fund

INTERNATIONAL FUND

                                                      April 30, 2001 (Unaudited)

                                                                          MARKET
                                                              % OF         VALUE
                                                               NET         (000)
INDUSTRY DIVERSIFICATION                                     ASSETS          $
                                                             ------    ---------
Auto and Transportation                                         7.0%      80,864
Consumer Discretionary                                         12.6      145,761
Consumer Staples                                                7.1       81,957
Financial Services                                             20.4      237,013
Health Care                                                     6.2       71,472
Integrated Oils                                                 3.4       38,848
Materials and Processing                                        9.8      112,815
Miscellaneous                                                   1.8       20,482
Other Energy                                                    4.6       52,659
Producer Durables                                               7.0       80,450
Technology                                                      4.5       51,982
Utilities                                                       8.1       94,089
Short-Term Investments                                          7.1       81,586
Long-Term Investments                                           0.0           88
                                                             ------    ---------
Total Investments                                              99.6    1,150,066
Other Assets and Liabilities, net                               0.4        5,026
                                                             ------    ---------
NET ASSETS                                                    100.0%   1,155,092
                                                             ======    =========

GEOGRAPHIC DIVERSIFICATION

Asia                                                           10.9%     125,983
Europe                                                         40.4      466,545
Latin America                                                   0.8        9,444
Other                                                           2.7       31,268
Japan                                                          17.5      202,073
United Kingdom                                                 20.2      233,079
Short-Term Investments                                          7.1       81,586
Long-Term Investments                                           0.0           88
                                                             ------    ---------
Total Investments                                              99.6    1,150,066
Other Assets and Liabilities, net                               0.4        5,026
                                                             ------    ---------
NET ASSETS                                                    100.0%   1,155,092
                                                             ======    =========

  See accompanying notes which are an integral part of the financial statements.

                                                           International Fund 63

INTERNATIONAL FUND

                                                     April 30, 2002 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                  UNREALIZED
                                                                 APPRECIATION
     AMOUNT                  AMOUNT                             (DEPRECIATION)
      SOLD                   BOUGHT           SETTLEMENT            (000)
     (000)                   (000)               DATE                 $
----------------       ----------------      -------------     ----------------
USD          262       AUD          500         06/19/02                      5
USD          537       AUD        1,000         06/19/02                     (2)
USD        4,073       AUD        7,800         06/19/02                    103
USD          313       CAD          500         06/19/02                      5
USD          638       CAD        1,000         06/19/02                     --
USD        6,923       CAD       11,000         06/19/02                     87
USD          886       EUR        1,000         06/19/02                     12
USD        1,760       EUR        2,000         06/19/02                     38
USD        1,772       EUR        2,000         06/19/02                     25
USD        3,601       EUR        4,000         06/19/02                     (7)
USD        5,229       EUR        6,000         06/19/02                    163
USD       43,945       EUR       50,000         06/19/02                    984
USD        1,001       GBP          700         06/19/02                     16
USD        1,442       GBP        1,000         06/19/02                     10
USD        1,454       GBP        1,000         06/19/02                     (2)
USD        1,853       GBP        1,300         06/19/02                     35
USD        2,906       GBP        2,000         06/19/02                     (1)
USD       29,749       GBP       21,000         06/19/02                    750
USD          763       JPY      100,000         06/19/02                     18
USD          764       JPY      100,000         06/19/02                     16
USD        1,519       JPY      200,000         06/19/02                     41
USD        1,556       JPY      200,000         06/19/02                      5
USD        1,561       JPY      200,000         06/19/02                     --
USD        1,565       JPY      200,000         06/19/02                     (4)
USD       20,231       JPY    2,600,000         06/19/02                     61
AUD          500       USD          264         06/19/02                     (4)
AUD        1,300       USD          687         06/19/02                     (9)
AUD        1,500       USD          809         06/19/02                      6
CAD          500       USD          314         06/19/02                     (5)
CAD        1,000       USD          627         06/19/02                    (10)
CAD        1,500       USD          945         06/19/02                    (11)
CAD        1,500       USD          955         06/19/02                     (1)
EUR        1,000       USD          875         06/19/02                    (24)
EUR        1,000       USD          877         06/19/02                    (22)
EUR        1,000       USD          880         06/19/02                    (18)
EUR        2,000       USD        1,750         06/19/02                    (47)
EUR        2,000       USD        1,766         06/19/02                    (31)
EUR        2,000       USD        1,774         06/19/02                    (23)
EUR        2,000       USD        1,791         06/19/02                     (6)
EUR        2,000       USD        1,796         06/19/02                     (1)
EUR        3,000       USD        2,670         06/19/02                    (26)
EUR        4,000       USD        3,510         06/19/02                    (84)
EUR        4,000       USD        3,559         06/19/02                    (35)
GBP          500       USD          709         06/19/02                    (17)
GBP          500       USD          715         06/19/02                    (11)
GBP          500       USD          716         06/19/02                    (10)
GBP        1,000       USD        1,433         06/19/02                    (19)
GBP        1,000       USD        1,444         06/19/02                     (9)
GBP        1,000       USD        1,444         06/19/02                     (8)
GBP        1,000       USD        1,445         06/19/02                     (8)
GBP        1,000       USD        1,446         06/19/02                     (6)
GBP        1,500       USD        2,129         06/19/02                    (50)
GBP        1,500       USD        2,131         06/19/02                    (47)
GBP        2,000       USD        2,829         06/19/02                    (75)
JPY       50,000       USD          385         06/19/02                     (5)
JPY      100,000       USD          758         06/19/02                    (22)
JPY      100,000       USD          764         06/19/02                    (17)
JPY      150,000       USD        1,137         06/19/02                    (33)
JPY      200,000       USD        1,516         06/19/02                    (45)
JPY      200,000       USD        1,528         06/19/02                    (33)
JPY      200,000       USD        1,561         06/19/02                     --
JPY      400,000       USD        3,091         06/19/02                    (31)
JPY      128,660       USD          986         06/28/02                    (19)
JPY       55,073       USD          419         07/16/02                    (12)
JPY       63,745       USD          479         08/30/02                    (21)
JPY       91,635       USD          687         08/30/02                    (31)
                                                                          -----
                                                                          1,478
                                                                          =====

See accompanying notes which are an integral part of the financial statements.

64 International Fund

INTERNATIONAL FUND

                                                     April 30, 2002 (Unaudited)

FORWARD CURRENCY EXCHANGE SPOT CONTRACTS

                                                                UNREALIZED
                                                               APPRECIATION
     AMOUNT                  AMOUNT                           (DEPRECIATION)
      SOLD                   BOUGHT          SETTLEMENT           (000)
     (000)                   (000)              DATE                $
----------------       ----------------    --------------    ----------------
USD          283       AUD          525       05/02/02                    (1)
USD           14       CAD           22       05/01/02                    --
USD           26       CAD           40       05/01/02                    --
USD           60       CAD           94       05/02/02                    --
USD           84       CAD          131       05/02/02                    --
USD          375       CAD          588       05/03/02                    --
USD          114       CHF          185       05/03/02                    --
USD          116       CHF          187       05/06/02                    --
USD            6       EUR            7       05/02/02                    --
USD            8       EUR            9       05/02/02                    --
USD           20       EUR           22       05/02/02                    --
USD           44       EUR           49       05/02/02                    --
USD          177       EUR          196       05/02/02                    (1)
USD          204       EUR          226       05/02/02                    --
USD          370       EUR          409       05/02/02                    (1)
USD          373       EUR          413       05/02/02                    (1)
USD            9       EUR           10       05/03/02                    --
USD           33       EUR           36       05/03/02                    --
USD          108       EUR          120       05/03/02                    --
USD          298       EUR          330       05/03/02                    --
USD          643       EUR          714       05/06/02                    --
USD          262       GBP          179       05/01/02                    (1)
USD          290       GBP          199       05/01/02                    --
USD          311       GBP          213       05/01/02                    (1)
USD           20       GBP           14       05/02/02                    --
USD          129       GBP           88       05/02/02                    --
USD           21       GBP           14       05/03/02                    --
USD          162       GBP          111       05/03/02                    --
USD           43       HKD          333       05/02/02                    --
USD          209       HKD        1,632       05/02/02                    --
USD          245       HKD        1,908       05/02/02                    --
USD           43       JPY        5,495       05/01/02                    --
USD          124       JPY       15,839       05/01/02                    (1)
USD          172       JPY       22,070       05/01/02                    --
USD          105       JPY       13,461       05/02/02                    --
USD          200       JPY       25,522       05/02/02                    (1)
USD          247       JPY       31,581       05/02/02                    (1)
USD          253       JPY       32,492       05/02/02                    --
USD           23       JPY        2,974       05/07/02                    --
USD          126       SEK        1,282       05/02/02                    (1)
USD          126       SEK        1,288       05/02/02                    (1)
USD          120       SEK        1,225       05/03/02                    (1)
USD          290       SEK        2,961       05/03/02                    (3)
USD           56       SGD          102       05/02/02                    --
USD           40       SGD           72       05/03/02                    --
USD           56       SGD          102       05/06/02                    --
AUD          223       USD          120       05/02/02                    --
AUD           38       USD           20       05/03/02                    --
CHF          440       USD          271       05/02/02                    (1)
CHF          541       USD          333       05/02/02                    (1)
CHF          429       USD          264       05/03/02                    --
DKK        2,782       USD          336       05/01/02                    (1)
DKK          350       USD           42       05/02/02                    --
EUR          105       USD           94       05/02/02                    --
EUR          387       USD          349       05/02/02                    --
EUR          601       USD          542       05/02/02                    --
EUR           29       USD           26       05/03/02                    --
EUR          120       USD          109       05/03/02                    --
EUR          199       USD          179       05/03/02                    --
EUR            1       USD            1       05/06/02                    --
EUR           96       USD           86       05/06/02                    --
EUR           64       USD           58       05/07/02                    --
GBP           89       USD          130       05/02/02                    --
GBP          129       USD          188       05/02/02                    --
HKD           85       USD           11       05/02/02                    --
JPY       10,646       USD           83       05/01/02                    --
JPY        2,911       USD           23       05/02/02                    --
JPY       10,443       USD           81       05/02/02                    --
JPY       29,266       USD          228       05/02/02                    --
JPY        1,231       USD           10       05/07/02                    --
JPY        2,916       USD           23       05/07/02                    --
SEK          913       USD           89       05/02/02                    --
SEK        1,496       USD          146       05/02/02                    --
SEK        1,552       USD          151       05/02/02                    --
SEK        1,700       USD          166       05/02/02                    --
SEK          482       USD           47       05/03/02                    --
SGD          222       USD          122       05/03/02                    --
                                                             ---------------
                                                                         (18)
                                                             ===============

 See accompanying notes which are an integral part of the financial statements.

                                                          International Fund 65

INTERNATIONAL FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2002 (Unaudited)

ASSETS
Investments at market (identified cost $1,119,268) .............    $ 1,150,066
Foreign currency holdings (identified cost $7,693) .............          7,755
Unrealized appreciation on forward foreign currency
  exchange contracts ...........................................          2,380
Receivables:
   Dividends and interest ......................................          3,213
   Investments sold ............................................         13,174
   Fund shares sold ............................................          1,234
   Foreign taxes recoverable ...................................          1,137
   Daily variation margin on futures contracts .................            431
                                                                    -----------
      Total assets .............................................      1,179,390

LIABILITIES
Payables:
   Due to Custodian ................................   $     162
   Investments purchased ...........................      17,527
   Fund shares redeemed ............................       4,535
   Accrued fees to affiliates ......................         838
   Other accrued expenses ..........................         316
Unrealized depreciation on forward foreign currency
  exchange contracts ...............................         902
Unrealized depreciation on foreign currency exchange
  spot contracts ...................................          18
                                                       ---------
      Total liabilities ............................                     24,298
                                                                    -----------
NET ASSETS .....................................................    $ 1,155,092
                                                                    ===========
NET ASSETS CONSIST OF:
Undistributed net investment income ............................    $     2,707
Accumulated net realized gain (loss) ...........................       (166,617)
Unrealized appreciation (depreciation) on:
   Investments .................................................         30,798
   Futures contracts ...........................................         (1,193)
   Foreign currency-related transactions .......................          1,594
Shares of beneficial interest ..................................            380
Additional paid-in capital .....................................      1,287,423
                                                                    -----------
NET ASSETS .....................................................    $ 1,155,092
                                                                    ===========
NET ASSET VALUE, offering and redemption price per share:
   Class E ($ 15,606,815 divided by 513,811 shares of
     $.01 par value shares of beneficial interest
     outstanding) ..............................................    $     30.37
                                                                    ===========
   Class I ($652,997,515 divided by 21,497,905 shares
     of $0.01 par value shares of beneficial interest
     outstanding) ..............................................    $     30.37
                                                                    ===========
   Class Y ($486,487,524 divided by 16,009,113 shares
     of $.01 par value shares of beneficial interest
     outstanding) ..............................................    $     30.39
                                                                    ===========

See accompanying notes which are an integral part of the financial statements.

66 International Fund

INTERNATIONAL FUND
STATEMENT OF OPERATIONS

Amounts in thousands         For the Six Months Ended April 30, 2002 (Unaudited)

INVESTMENT INCOME
   Dividends ..............................................................  $    9,124
   Dividends from Money Market Fund                                                 685
   Interest ...............................................................          94
   Less foreign taxes withheld ............................................        (982)
                                                                             ----------
      Total investment income .............................................       8,921

EXPENSES
   Advisory fees ............................................   $     3,681
   Administrative fees - Class E ............................             5
   Administrative fees - Class I ............................           163
   Administrative fees - Class Y ............................             3
   Custodian fees ...........................................         1,268
   Transfer agent fees - Class E ............................             5
   Transfer agent fees - Class I ............................           195
   Professional fees ........................................            48
   Registration fees ........................................            55
   Shareholder servicing fees - Class E .....................            23
   Trustees' fees ...........................................             6
   Miscellaneous ............................................            49
                                                                -----------
   Expenses before reductions ...............................         5,501
   Expense reductions .......................................            (2)
                                                                -----------
      Expenses, net .......................................................       5,499
                                                                             ----------
Net investment income .....................................................       3,422
                                                                             ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments ..............................................       (50,364)
   Futures contracts ........................................        10,487
   Foreign currency-related transactions ....................        (4,115)    (43,992)
                                                                -----------
Net change in unrealized appreciation (depreciation) on:
   Investments ..............................................       125,384
   Futures contracts ........................................        (5,393)
   Foreign currency-related transactions ....................         4,375     124,366
                                                                -----------  ----------
Net realized and unrealized gain (loss) ...................................      80,374
                                                                             ----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .....................  $   83,796
                                                                             ==========

  See accompanying notes which are an integral part of the financial statements.

                                                           International Fund 67

INTERNATIONAL FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands


                                                                    SIX MONTHS ENDED        FISCAL
                                                                     APRIL 30, 2002       YEAR ENDED
                                                                       (UNAUDITED)     OCTOBER 31, 2001
                                                                    ---------------    ----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income .........................................  $         3,422    $         12,672
   Net realized gain (loss) ......................................          (43,992)           (182,825)
   Net change in unrealized appreciation (depreciation)...........          124,366            (142,682)
                                                                    ---------------   -----------------
      Net increase (decrease) in net assets from operations.......           83,796            (312,835)
                                                                    ---------------   -----------------
DISTRIBUTIONS
   From net investment income ....................................
      Class E ....................................................              (29)                 --
      Class I ....................................................           (2,701)             (3,110)
      Class Y ....................................................           (1,846)               (271)
   From net realized gain
      Class E ....................................................               --              (1,184)
      Class I ....................................................               --             (49,927)
      Class Y ....................................................               --              (3,779)
                                                                    ---------------   -----------------
         Net decrease in net assets from distributions ...........           (4,576)            (58,271)
                                                                    ---------------   -----------------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions..           10,964             227,643
                                                                    ---------------   -----------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS ......................           90,184            (143,463)

NET ASSETS
   Beginning of period ...........................................        1,064,908           1,208,371
                                                                    ---------------   -----------------

   End of period (including undistributed net investment income
     of $2,707 and $3,861, respectively)..........................  $     1,155,092    $      1,064,908
                                                                    ===============    ================

See accompanying notes which are an integral part of the financial statements.

68 International Fund

INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                         FISCAL YEARS ENDED
                                                                            OCTOBER 31,
                                                                       ----------------------
                                                             2002*       2001        2000**       1999***
                                                           ---------   --------    ----------   -----------
NET ASSET VALUE, BEGINNING OF PERIOD ....................  $   28.34   $  39.51    $    46.68   $     39.07
                                                           ---------   --------    ----------   -----------
INCOME FROM OPERATIONS
   Net investment income (a) ............................        .03        .28           .53           .24
   Net realized and unrealized gain (loss) ..............       2.04      (9.53)        (6.26)         9.73
                                                           ---------   --------    ----------   -----------
      Total income from operations ......................       2.07      (9.25)        (5.73)         9.97
                                                           ---------   --------    ----------   -----------
DISTRIBUTIONS
   From net investment income ...........................      (.04)        --            --          (.38)
   From net realized gain ...............................        --      (1.92)        (1.44)        (1.98)
                                                           ---------   --------    ----------   -----------
      Total distributions ...............................       (.04)     (1.92)        (1.44)        (2.36)
                                                           ---------   --------    ----------   -----------
NET ASSET VALUE, END OF PERIOD ..........................  $   30.37   $  28.34    $    39.51   $     46.68
                                                           =========   ========    ==========   ===========
TOTAL RETURN (%)(b) .....................................       7.36     (24.54)       (12.59)        25.87

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) .............     15,607     19,449        25,984        30,541

   Ratios to average net assets (%)(c):
      Operating expenses ................................       1.35       1.26          1.28          1.27
      Net investment income .............................        .18        .82          1.50           .92

   Portfolio turnover rate (%) ..........................      44.23     111.84        105.17        118.99

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                           International Fund 69

INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS - CLASS I

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                          FISCAL YEARS ENDED
                                                             OCTOBER 31,                  YEARS ENDED DECEMBER 31,
                                                         ---------------------  ---------------------------------------------
                                                2002*      2001       2000**       1999          1998       1997        1996
                                               --------  --------   ----------  ----------   ----------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD ......... $  28.38  $  39.60   $    46.67  $    38.03   $    34.60   $  37.39   $  36.26
                                               --------  --------   ----------  ----------   ----------   --------   --------
INCOME FROM OPERATIONS
   Net investment income (a) .................      .08       .34          .64         .43          .52        .46        .44
   Net realized and unrealized gain (loss) ...     2.03     (9.52)       (6.27)      10.93         4.10       (.28)      2.41
                                               --------  --------   ----------  ----------   ----------   --------   --------
      Total income from operations ...........     2.11     (9.18)       (5.63)      11.36         4.62        .18       2.85
                                               --------  --------   ----------  ----------   ----------   --------   --------
DISTRIBUTIONS
   From net investment income ................     (.12)     (.12)          --        (.48)        (.59)      (.55)      (.35)
   From net realized gain ....................       --     (1.92)       (1.44)      (2.24)        (.60)     (2.42)     (1.37)
                                               --------  --------   ----------  ----------   ----------   --------   --------
      Total distributions ....................     (.12)    (2.04)       (1.44)      (2.72)       (1.19)     (2.97)     (1.72)
                                               --------  --------   ----------  ----------   ----------   --------   --------
NET ASSET VALUE, END OF PERIOD ............... $  30.37  $  28.38   $    39.60  $    46.67   $    38.03   $  34.60   $  37.39
                                               ========  ========   ==========  ==========   ==========   ========   ========
TOTAL RETURN (%)(b) ..........................     7.49    (24.37)      (12.38)      30.46        13.52        .58       7.98

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ..  652,997   658,920    1,104,284   1,263,676    1,013,679    972,735    944,380

   Ratios to average net assets (%)(c):
      Operating expenses, net ................     1.10      1.06         1.00        1.00          .98       1.00       1.04
      Operating expenses, gross ..............     1.10      1.06         1.00        1.00          .98       1.00       1.05
      Net investment income ..................      .54      1.00         1.76        1.07         1.38       1.14       1.20

   Portfolio turnover rate (%) ...............    44.23    111.84       105.17      118.99        64.47      79.45      42.69

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

70 International Fund

INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS - CLASS Y

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                         FISCAL YEARS ENDED
                                                                            OCTOBER 31,
                                                                        -------------------
                                                               2002*      2001       2000**
                                                             --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD ......................  $  28.42   $  39.62   $  46.09
                                                             --------   --------   --------
INCOME FROM OPERATIONS
   Net investment income (a) ..............................       .12        .46        .46
   Net realized and unrealized gain (loss) ................      2.01      (9.60)     (6.93)
                                                             --------   --------   --------
      Total income from operations ........................      2.13      (9.14)     (6.47)
                                                             --------   --------   --------
DISTRIBUTIONS
   From net investment income .............................      (.16)      (.14)        --
   From net realized gain .................................        --      (1.92)        --
                                                             --------   --------   --------
      Total distributions .................................      (.16)     (2.06)        --
                                                             --------   --------   --------
NET ASSET VALUE, END OF PERIOD ............................  $  30.39   $  28.42   $  39.62
                                                             ========   ========   ========
TOTAL RETURN (%)(b) .......................................      7.54     (24.26)    (14.04)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ...............   486,488    386,538     78,103

   Ratios to average net assets (%)(c):
      Operating expenses, net .............................       .92        .96        .91
      Operating expenses, gross ...........................       .92        .96        .94
      Net investment income ...............................       .85       1.40       1.85

   Portfolio turnover rate (%) ............................     44.23     111.84     105.17

*   For the six months ended April 30, 2002 (Unaudited).
**  For the period March 29, 2000 (commencement of sale) to October 31, 2000.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                           International Fund 71

FIXED INCOME I FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2002 (Unaudited)

                                                             PRINCIPAL    MARKET
                                                              AMOUNT      VALUE
                                                              (000)       (000)
                                                                $           $
                                                             ---------    ------
LONG-TERM INVESTMENTS - 113.0%
ASSET-BACKED SECURITIES - 15.5%
Advanta Mortgage Loan Trust
   Series 2000-1 Class A4
      8.610% due 03/25/28                                          575       629
American Express Credit Account
   Master Trust
   Series 1998-1 Class A
      1.950% due 01/17/06 (f)                                    1,200     1,200
American Express Master Trust
   Series 2001-1 Class A
      1.950% due 09/15/05 (f)                                    3,580     3,584
   Series 2002-1 Class A
      1.930% due 12/15/05 (f)                                      945       946
AmeriCredit Automobile
   Receivables Trust
   Series 2000-B Class A3
      2.013% due 09/05/04 (f)                                      628       628
   Series 2001-B Class A2
      1.983% due 06/13/05 (f)                                    1,137     1,137
   Series 2002-A Class A3
      2.070% due 10/12/06 (f)                                    4,370     4,384
   Series 2000-B Class A4
      2.073% due 04/05/07 (f)                                    2,030     2,035
   Series 2001-D Class A4
      4.410% due 11/12/08                                        4,635     4,607
Bear Stearns Asset Backed Securities, Inc.
   Series 2002-1 Class 1A1
      2.109% due 12/25/34 (f)                                    1,398     1,398
BMW Vehicle Lease Trust
   Series 2000-A Class A4
      6.670% due 10/25/03                                          100       104
Bombardier Capital Mortgage
   Securitization Corp.
   Series 2000-A Class A2
      7.575% due 06/15/30                                        1,062     1,089
Bombardier Receivables Master Trust I
   Series 2000-1 Class A
      2.030% due 09/15/05 (f)                                    7,500     7,500
Carco Auto Loan Master Trust
   Series 2000-B Class A1
      1.940% due 10/17/05 (f)                                    1,015     1,015
Case Equipment Loan Trust
   Series 1999-B Class A4
      6.900% due 06/15/06                                        1,250     1,285
Champion Home Equity Loan Trust
   Series 1999-3 Class IIA
      2.250% due 09/25/29 (f)                                    1,535     1,537
Charter Equipment Lease Trust
   Series 1999-1 Class A4
      7.070% due 01/25/06                                        1,508     1,555
Chase Credit Card Master Trust
   Series 1997-4 Class A
      2.020% due 08/15/05 (f)                                    1,840     1,841
   Series 1999-3 Class A
      6.660% due 01/15/07                                          500       524
   Series 2002-2 Class A
      1.960% due 07/16/07 (f)                                   13,065    13,067
Chase Funding Loan Acquisition Trust
   Series 2001-C2 Class IA1
      1.970% due 08/25/14 (f)                                      374       373
   Series 2002-C1 Class IA1
      2.040% due 01/25/19 (f)                                    2,115     2,118
Chase Funding Mortgage Loan
   Asset-Backed Certificates
   Series 2000-2 Class IA3
      7.794% due 05/25/15                                          865       893
   Series 2001-4 Class 1A1
      2.120% due 04/25/16 (f)                                      972       972
   Series 2002-1 Class 1A1
      2.000% due 02/25/17 (f)                                      760       760
Citibank Credit Card Issuance Trust
   Series 2001-A6 Class A6
      5.650% due 06/16/08                                        1,875     1,911
Citibank Credit Card Master Trust I
   Principal Only
   Series 1997-6 Class A
   Zero Coupon due 08/15/06                                        100        92
CNH Equipment Trust
   Series 2001-A Class A3
      2.030% due 11/15/05 (f)                                    3,300     3,293
Conseco Finance Securitizations Corp.
   Series 2001-1 Class A1A
      2.009% due 07/01/32 (f)                                       73        73
   Series 2001-3 Class A1
      2.009% due 05/01/33 (f)                                    1,180     1,179
Countrywide Asset-Backed Certificates
   Series 2000-1 Class AF3
      7.830% due 07/25/25                                        1,778     1,832
CS First Boston Mortgage Securities Corp.
   Series 2000-HE1 Class A2
      2.120% due 12/15/30 (f)                                      396       396
Daimler Chrysler Auto Trust
   Series 2001-C Class A3
      4.210% due 07/06/05                                        2,445     2,481
   Series 2001-C Class A4
      4.630% due 12/06/06                                          240       244
Detroit Edison Securitization
   Funding LLC
   Series 2001-1 Class A3
      5.875% due 03/01/10                                        1,675     1,715

72 Fixed Income I Fund

FIXED INCOME I FUND

                                                      April 30, 2002 (Unaudited)

                                                            PRINCIPAL    MARKET
                                                              AMOUNT      VALUE
                                                              (000)       (000)
                                                                $           $
                                                            ---------    ------
Discover Card Master Trust I
   Series 2000-3 Class A
      1.980% due 09/16/05 (f)                                     100       100
   Series 2002-1 Class A
      1.930% due 07/15/07 (f)                                   1,525     1,526
   Series 2000-2 Class A
      2.040% due 09/18/07 (f)                                   3,620     3,633
   Series 1996-3 Class A
      6.050% due 08/18/08                                         500       519
Distribution Financial Services
   Floorplan Master Trust
   Series 2000-3 Class A
      2.000% due 07/15/04 (f)                                     200       200
DVI Receivables Corp.
   Series 2000-1 Class A4
      7.780% due 06/14/08                                       1,100     1,168
Federal Home Loan Mortgage Corp.
   Structured Pass Through Securities
   Series 2001-32 Class A2
      1.920% due 03/25/21 (f)                                   2,299     2,298
   Series 2001-34 Class A1V
      1.970% due 07/25/31 (f)                                   2,139     2,126
   Series 2001-35 Class A
      2.040% due 09/25/31 (f)                                   1,791     1,782
Federal Housing Authority: Project Citi 68
      7.000% due 06/27/21 (f)                                     836       840
Federal National Mortgage
   Association Grantor Trust
   Series 2001-T13 Class A1
      2.010% due 03/25/32 (f)                                   1,698     1,692
   Series 2002-T5 Class A1
      2.004% due 05/25/32 (f)                                   7,530     7,530
Federal National Mortgage
   Association Whole Loan
   Series 2002-W3 Class A2
      5.500% due 10/25/21                                       5,465     5,535
   Series 2001-W4 Class AF1
      1.960% due 06/25/25 (f)                                   2,660     2,659
   Series 2002-W2 Class AV1
      2.030% due 06/25/32 (f)                                   3,861     3,839
First Deposit Master Trust
   Series 1996-1 Class A
      2.030% due 08/15/07 (f)                                   4,100     4,104
First USA Credit Card Master Trust
   Series 1999-1 Class A
      2.010% due 10/19/06 (f)                                     700       701
Fleet Credit Card Master Trust II
   Series 2000-B Class A
      1.970% due 09/15/05 (f)                                   1,575     1,575
   Series 2001-C Class A
      3.860% due 03/15/07                                       1,300     1,289
Ford Credit Auto Owner Trust
   Series 2001-E Class A3
      2.000% due 03/15/05 (f)                                   4,845     4,850
   Series 2002-A Class A3B
      1.980% due 01/15/06 (f)                                   1,570     1,572
   Series 2002-A Class A4A
      4.360% due 09/15/06                                         840       845
Ford Credit Floorplan Master
   Series 2001-1 Class A
      1.950% due 07/17/06 (f)                                   3,075     3,078
GMAC Mortgage Corp. Loan Trust
   Series 2002-HE2 Class A1
      2.030% due 06/25/27 (f)                                   1,027     1,026
   Series 2001-HE2 Class IIA6
      1.970% due 09/25/31 (f)                                     224       224
Government National
   Mortgage Association
   Series 2002-25 Class A
      5.161% due 05/16/15                                       1,360     1,377
Gracechurch Card Funding PLC
   Series 1999-1 Class A
      2.040% due 11/15/04 (f)                                   4,600     4,600
Green Tree Financial Corp.
   Series 1997-5 Class A5
      6.620% due 05/15/29                                       2,854     2,917
Greyhound Funding LLC
   Series 2001-1 Class A1
      2.130% due 09/07/06 (f)                                   2,750     2,755
HFC Home Equity Loan Asset
   Backed Certificates
   Series 2001-1 Class A
      2.148% due 01/20/31 (f)                                     887       888
Illinois Power Special Purpose Trust
   Series 1998-1 Class A6
      5.540% due 06/25/09                                       3,355     3,440
Indy Mac Home Equity Loan
   Asset-Backed Trust
   Series 2000-A Class AF2
      7.820% due 05/25/26                                       2,024     2,094
Isuzu Auto Owner Trust
   Series 2001-1 Class A3
      4.880% due 11/22/04                                         180       184
MBNA Credit Card Master Note Trust
   Series 2002-C1 Class C1
      6.800% due 07/15/14                                       1,375     1,366
MBNA Master Credit Card Trust USA
   Series 1998-C Class C
      6.350% due 11/15/05                                       2,500     2,595
   Series 1998-D Class A
      5.800% due 12/15/05                                         900       924
   Series 2000-C Class A
      2.020% due 07/15/07 (f)                                   6,390     6,410

                                                          Fixed Income I Fund 73

FIXED INCOME I FUND

                                                      April 30, 2002 (Unaudited)

                                                             PRINCIPAL    MARKET
                                                              AMOUNT       VALUE
                                                              (000)        (000)
                                                                $            $
                                                             ---------    ------
MMCA Automobile Trust
   Series 2001-1 Class A3
      2.040% due 05/15/05 (f)                                    1,243     1,244
   Series 2001-2 Class A3
      2.040% due 09/15/05 (f)                                    1,620     1,622
   Series 2001-4 Class A4
      4.920% due 08/15/07                                        1,345     1,373
National City Auto Receivables Trust
   Series 2002-A Class A4
      4.830% due 08/15/09                                        4,800     4,856
Nissan Auto Receivables Owner Trust
   Series 2002-B Class A3
      3.990% due 12/15/05                                        2,500     2,522
   Series 2001-C Class A4
      4.800% due 02/15/07                                          500       503
Onyx Acceptance Grantor Trust
   Series 2001-C Class A4
      5.230% due 05/15/08                                        2,000     2,059
Pacificamerica Home Equity Loan
   Series 1998-2 Class AF
      6.590% due 06/26/28                                          514       536
PSE&G Transition Funding LLC
   Series 2001-1 Class A2
      5.740% due 03/15/07                                        1,500     1,556
Reliant Energy Transition Bond Co LLC
   Series 2001-1 Class A4
      5.630% due 09/15/15                                        2,700     2,637
Renaissance Home Equity Loan Trust
   Series 2002-1 Class AF1
      2.040% due 06/25/32 (f)                                      198       199
Residential Asset Mortgage Products, Inc.
   Series 2001-RS2 Class AI1
      1.980% due 04/25/16 (f)                                      312       312
   Series 2002-RS2 Class AI1
      2.040% due 04/25/21 (f)                                    1,765     1,764
Residential Asset Securities Corp.
   Series 2002-KS2 Class AI1
      2.019% due 11/25/17 (f)                                      597       597
   Series 2001-KS2 Class AI1
      1.960% due 04/25/18 (f)                                    2,322     2,321
   Series 2000-KS4 Class AI2
      7.255% due 08/25/21                                          262       263
   Series 1999-RS1 Class AI2
      6.570% due 10/25/29                                        1,000     1,028
Residential Asset Securitization Trust
   Series 2002-A4 Class A1
      2.100% due 09/25/18 (f)                                    4,859     4,859
Residential Funding Mortgage
   Securities II
   Series 2000-HI5 Class AII
      7.210% due 12/25/25                                        1,600     1,689
Ryder Vehicle Lease Trust
   Series 2001-A Class A3
      5.520% due 05/16/05                                        1,295     1,320
Saxon Asset Securities Trust
   Series 2002-1 Class AF1
      1.990% due 01/25/17 (f)                                    2,029     2,028
Sears Credit Account Master Trust
   Series 2002-1 Class A
      1.960% due 02/18/09 (f)                                    6,540     6,537
Sears Mortgage Securities Corp.
   Series 1992 Class A
      9.000% due 10/25/22                                          453       499
Superior Wholesale Inventory
   Financing Trust
   Series 2001-A6 Class A
      1.950% due 01/16/06 (f)                                      295       297
   Series 2001-A7 Class A
      1.950% due 03/15/06 (f)                                    5,550     5,554
Toyota Auto Receivables Owner Trust
   Series 2001-A Class A4
      1.970% due 09/17/07 (f)                                    2,425     2,425
United AirLines, Inc.
      7.730% due 07/01/10                                          785       718
Vanderbilt Mortgage Finance
   Series 2000-B Class IA2
      8.045% due 07/07/12                                          760       788
   Series 1999-C Class 1A2
      7.090% due 11/07/13                                        1,184     1,228
World Financial Network Credit Card
   Master Trust
   Series 2001-A Class A
      2.100% due 06/16/08 (f)                                    6,200     6,203
World Omni Auto Receivables Trust
   Series 2001-A Class A4
      5.510% due 07/20/07                                        1,000     1,034
World Omni Master Owner Trust
   Series 2001-1 Class A
      2.000% due 02/15/06 (f)                                    1,840     1,841
                                                                         -------
                                                                         215,070
                                                                         -------

BANKERS ACCEPTANCE NOTES - 0.0%
Signet Banking Corp.
   Series BKNT
      7.800% due 09/15/06                                          480       522
                                                                         -------

CORPORATE BONDS AND NOTES - 25.8%
Abbott Laboratories
      5.125% due 07/01/04                                        1,750     1,801
ABN Amro Bank NV/Chicago
      7.125% due 06/18/07                                          515       545
ACE, Ltd.
      6.000% due 04/01/07                                        1,750     1,782

74 Fixed Income I Fund

FIXED INCOME I FUND

                                                     April 30, 2002 (Unaudited)

                                                            PRINCIPAL    MARKET
                                                              AMOUNT      VALUE
                                                              (000)       (000)
                                                                $           $
                                                            ---------    ------
Ahold Finance USA, Inc.
      6.250% due 05/01/09                                       1,035     1,025
      6.875% due 05/01/29                                         505       482
Alabama Power Co.
   Series M
      7.850% due 05/15/03                                          75        79
   Series N
      4.875% due 09/01/04                                         975       980
Allegiance Corp.
      7.000% due 10/15/26                                         100       105
Allete, Inc.
      2.799% due 10/20/03 (f)                                     100       100
Amerada Hess Corp.
      7.875% due 10/01/29                                       1,000     1,067
American Express Co.
      6.875% due 11/01/05                                         155       165
American General Corp.
      7.500% due 07/15/25                                         645       697
Anadarko Finance Co
   Series B
      7.500% due 05/01/31                                       1,500     1,570
Anheuser-Busch Co.s, Inc.
      6.800% due 01/15/31                                       1,095     1,141
AOL Time Warner, Inc.
      5.625% due 05/01/05                                       2,845     2,803
      6.125% due 04/15/06                                       1,340     1,309
      6.750% due 04/15/11                                         860       813
      7.625% due 04/15/31                                       2,740     2,555
Appalachian Power Co.
      6.800% due 03/01/06                                         505       521
Archer-Daniels-Midland Co.
      8.375% due 04/15/17                                         900     1,065
      7.000% due 02/01/31                                         450       464
Associates Corp. Of North America
      5.500% due 02/15/04                                       2,000     2,070
      6.000% due 07/15/05                                         225       233
AT&T Corp.
      6.000% due 03/15/09                                       1,700     1,507
      7.300% due 11/15/11                                         265       244
      6.500% due 03/15/29                                       1,700     1,284
      8.000% due 11/15/31                                       2,300     2,019
      8.625% due 12/01/31                                         440       402
AT&T Wireless Services, Inc.
      8.125% due 05/01/12                                       3,000     2,945
      8.750% due 03/01/31                                       1,250     1,217
Atlantic Richfield Co.
      5.550% due 04/15/03                                          90        92
AXA Financial, Inc.
      7.750% due 08/01/10                                         735       805
BAE Systems Holdings, Inc.
      6.400% due 12/15/11                                       1,490     1,484
Bank of America Corp.
      2.151% due 08/26/05 (f)                                   2,100     2,100
      5.250% due 02/01/07                                       1,590     1,588
      7.800% due 02/15/10                                       3,495     3,832
Bank of New York Co., Inc.
      6.500% due 12/01/03                                         280       293
Bank One Corp.
      6.500% due 02/01/06                                         840       881
      7.875% due 08/01/10                                       1,000     1,107
Barnett Banks, Inc.
      6.900% due 09/01/05                                         665       710
Bear Stearns Co.s, Inc.
      2.398% due 03/28/03 (f)                                   1,800     1,797
Bell Telephone Co. Of Pennsylvania
      8.350% due 12/15/30                                         645       692
Bellsouth Capital Funding
      7.875% due 02/15/30                                       1,000     1,083
BellSouth Corp.
      6.875% due 10/15/31                                       1,425     1,367
Bellsouth Telecommunications
      7.000% due 12/01/95                                         295       273
Beneficial Corp.
      8.400% due 05/15/08                                         757       828
Bestfoods
   Series E
      7.250% due 12/15/26                                       1,150     1,217
Boeing Capital Corp.
      7.100% due 09/27/05                                         500       528
      5.750% due 02/15/07                                         300       304
   Series MTNX
      6.350% due 11/15/07                                         950       990
Bristol-Myers Squibb Co.
      5.750% due 10/01/11                                         960       944
      6.875% due 08/01/97                                       1,300     1,294
British Telecommunications PLC
      8.375% due 12/15/10                                         100       109
      8.875% due 12/15/30                                       2,070     2,337
Burlington Northern Santa Fe Corp.
      7.875% due 04/15/07                                         210       229
      6.750% due 07/15/11                                         655       669
      6.875% due 12/01/27                                         725       707
Burlington Resources Finance Co.
      6.680% due 02/15/11                                         550       558
Cabot Industrial Properties LLC
      7.125% due 05/01/04                                         100       102
Campbell Soup Co.
      6.750% due 02/15/11                                         375       391
      8.875% due 05/01/21                                         500       610
Carolina Power & Light Co.
      6.875% due 08/15/23                                         250       232
CarrAmerica Realty Corp.
      7.125% due 01/15/12                                         840       849

                                                         Fixed Income I Fund 75

FIXED INCOME I FUND

                                                     April 30, 2002 (Unaudited)

                                                            PRINCIPAL    MARKET
                                                             AMOUNT      VALUE
                                                             (000)       (000)
                                                               $           $
                                                            ---------    ------
Caterpillar Financial Services Corp.
   Series MTND
      9.500% due 02/06/07                                          80        88
Caterpillar, Inc.
      7.300% due 05/01/31                                         415       446
Central Power & Light
   Series FF
      6.875% due 02/01/03                                         550       564
Champion International Corp.
      6.400% due 02/15/26                                         570       586
Chesapeake & Potomac Telephone
      8.375% due 10/01/29                                         405       439
Chrysler Corp.
      7.450% due 03/01/27                                       1,590     1,569
CIT Group, Inc.
      5.625% due 05/17/04                                       1,715     1,681
      7.750% due 04/02/12                                       4,200     3,979
Citicorp
      7.125% due 06/01/03                                         485       507
CitiFinancial
      7.875% due 07/15/04                                         625       677
      6.500% due 06/01/05                                         300       315
      8.700% due 06/15/10                                         795       910
Citigroup, Inc.
      7.250% due 10/01/10                                       3,490     3,730
      6.875% due 02/15/98                                         920       884
City National Bank
      6.375% due 01/15/08                                       1,045     1,034
Clorox Co.
      6.125% due 02/01/11                                         855       838
Coca-Cola Enterprises, Inc.
      5.375% due 08/15/06                                         550       556
      6.125% due 08/15/11                                         525       526
      7.000% due 10/01/26                                         665       711
      6.950% due 11/15/26                                         100       102
Comcast Cable Communications
      8.375% due 05/01/07                                       1,255     1,341
      6.200% due 11/15/08                                         950       893
      7.125% due 06/15/13                                         400       383
Conagra Foods, Inc.
      7.400% due 09/15/04                                          80        85
      7.875% due 09/15/10                                       1,000     1,100
Conoco Funding Co.
      6.350% due 10/15/11                                       4,540     4,589
Consolidated Edison Co. of New York
   Series 98-A
      6.250% due 02/01/08                                       1,015     1,039
      8.125% due 05/01/10                                         500       554
Corp. Andina de Fomento (CAF)
      6.875% due 03/15/12                                       1,300     1,307
Countrywide Home Loans, Inc.
   Series MTNJ
      5.500% due 08/01/06                                         500       501
   Series MTNH
      6.250% due 04/15/09                                       1,390     1,393
COX Communications, Inc.
      6.150% due 08/01/03                                         670       676
      7.875% due 08/15/09                                          65        66
Credit Suisse First Boston USA, Inc.
      5.875% due 08/01/06                                       1,240     1,255
CRH America, Inc.
      6.950% due 03/15/12                                         870       896
CSX Corp.
      6.750% due 03/15/11                                       1,490     1,517
DaimlerChrysler Financial Services
   North America LLC
   Series MTNR
      2.030% due 02/10/03 (f)                                   2,000     1,993
   Series MTNR
      1.980% due 06/18/03 (f)                                   1,600     1,589
DaimlerChrysler NA Holding Corp.
      2.180% due 08/23/02 (f)                                     600       599
   Series MTNC
      2.131% due 08/21/03 (f)                                   1,600     1,588
      6.400% due 05/15/06                                       1,005     1,028
Deere & Co.
      8.100% due 05/15/30                                         415       459
Delphi Corp.
      6.125% due 05/01/04                                          90        93
Delta Air Lines, Inc.
      7.570% due 11/18/10                                         865       902
Den Norske Bank ASA
      7.729% due 06/29/49 (h)                                     595       621
Detroit Edison Co.
      6.125% due 10/01/10                                         275       270
Devon Financing Corp. ULC
      7.875% due 09/30/31                                       1,900     1,999
Diageo PLC
      7.450% due 04/15/35                                         425       466
Donaldson Lufkin & Jenrette, Inc. - DLJ
      2.490% due 07/18/03 (f)                                     200       201
Dow Chemical Co./The
      7.375% due 11/01/29                                          70        72
DTE Energy Co.
      6.450% due 06/01/06                                         625       641
Du Pont (E.I.) de Nemours & Co.
      6.750% due 10/15/04                                       1,000     1,063
      6.750% due 09/01/07                                          75        80
Duke Capital Corp.
      7.250% due 10/01/04                                         500       529

76 Fixed Income I Fund

FIXED INCOME I FUND

                                                      April 30, 2002 (Unaudited)

                                                             PRINCIPAL    MARKET
                                                               AMOUNT      VALUE
                                                               (000)       (000)
                                                                 $           $
                                                             ---------    ------
Duke Energy Corp.
   Series B
      6.875% due 08/01/23                                          700       664
      7.000% due 07/01/33                                        1,030       984
Duke Energy Field Services LLC
      7.500% due 08/16/05                                          570       599
Duke-Weeks Realty LLC
      7.750% due 11/15/09                                        1,425     1,526
EL Paso Corp.
      7.750% due 01/15/32                                        1,260     1,257
Electronic Data Systems Corp.
      6.850% due 10/15/04                                        1,300     1,369
Eli Lilly & Co.
      6.770% due 01/01/36                                          920       942
EOP Operating LLC
      6.500% due 01/15/04                                        1,350     1,393
      7.000% due 07/15/11                                          850       856
Exelon Corp.
      6.750% due 05/01/11                                          950       964
Federal National Mortgage Association
      4.375% due 10/15/06                                        8,540     8,434
FedEx Corp.
      6.875% due 02/15/06                                          440       460
Fifth Third Bancorp
      6.750% due 07/15/05                                          900       950
Fifth Third Capital Trust I
   Series A
      8.136% due 03/15/27                                          840       884
First Union Institutional Capital I
      8.040% due 12/01/26                                          100       104
First Union National Bank
   Series BKNT
      7.125% due 10/15/06                                          625       675
Firstar Bank NA
      7.125% due 12/01/09                                        1,115     1,180
FirstEnergy Corp.
      6.450% due 11/15/11                                          335       315
   Series C
      7.375% due 11/15/31                                        2,505     2,348
Fleet Mortgage Trust
   Series 2002-A Class A
      1.000% due 05/15/12 (f)                                    8,780     8,756
FleetBoston Financial Corp.
      6.875% due 03/01/03                                          785       809
      8.125% due 07/01/04                                          675       729
      7.250% due 09/15/05                                          500       536
      6.875% due 01/15/28                                           76        74
Florida Power & Light Co.
      6.875% due 12/01/05                                        4,000     4,208
Ford Motor Co.
      7.450% due 07/16/31                                        1,130     1,067
      8.900% due 01/15/32                                          470       508
Ford Motor Credit Co.
      2.300% due 06/20/03 (f)                                    2,200     2,174
      6.700% due 07/16/04                                        2,465     2,526
      7.500% due 03/15/05                                        1,370     1,416
      6.750% due 05/15/05                                          550       558
      6.875% due 02/01/06                                        6,875     6,958
      7.375% due 10/28/09                                        2,375     2,394
      7.375% due 02/01/11                                          845       851
Fort James Corp.
      6.625% due 09/15/04                                          595       591
Fortune Brands, Inc.
      7.875% due 01/15/23                                          400       441
Foster's Finance Corp.
      6.875% due 06/15/11                                          480       496
FPL Group Capital, Inc.
      6.125% due 05/15/07                                          855       865
Gannett Co., Inc.
      5.500% due 04/01/07                                        1,180     1,195
GE Global Insurance Holdings Corp.
      6.450% due 03/01/19                                          900       855
General Electric Capital Corp.
      8.850% due 04/01/05                                          185       206
   Series MTNA
      6.800% due 11/01/05                                          760       807
      8.300% due 09/20/09                                          470       530
      5.875% due 02/15/12                                          730       718
      6.750% due 03/15/32                                          945       930
General Mills, Inc.
      6.000% due 02/15/12                                        1,470     1,423
General Motors Acceptance Corp.
      2.224% due 07/21/03 (f)                                      300       297
      2.010% due 08/18/03 (f)                                    3,500     3,462
      2.200% due 11/07/03 (f)                                    1,000       989
      2.669% due 01/20/04 (f)                                      600       597
      2.379% due 07/20/04 (f)                                    1,500     1,481
      2.321% due 07/30/04 (f)                                    2,000     1,973
      7.500% due 07/15/05                                        1,900     2,001
      6.125% due 09/15/06                                        2,580     2,608
      7.250% due 03/02/11                                        3,015     3,099
      6.875% due 09/15/11                                        1,180     1,181
      7.000% due 02/01/12                                          500       505
      8.000% due 11/01/31                                        6,790     7,129
Goldman Sachs Group, Inc.
      7.350% due 10/01/09                                        1,445     1,512
      6.875% due 01/15/11                                        1,305     1,327
      6.600% due 01/15/12                                          405       402
GTE California, Inc.
   Series F
      6.750% due 05/15/27                                          700       653
GTE Corp.
      6.840% due 04/15/18                                           50        46

                                                          Fixed Income I Fund 77

FIXED INCOME I FUND

                                                      April 30, 2002 (Unaudited)

                                                             PRINCIPAL    MARKET
                                                              AMOUNT      VALUE
                                                               (000)      (000)
                                                                 $          $
                                                             ---------   -------
Harrah's Operating Co., Inc.
      7.500% due 01/15/09                                        1,300     1,341
Hartford Financial Services Group, Inc.
      6.375% due 11/01/08                                        1,200     1,225
Hartford Life, Inc.
      6.900% due 06/15/04                                          100       105
Hertz Corp.
      7.625% due 08/01/02                                          450       454
      9.000% due 11/01/09                                          390       422
Household Finance Corp.
      8.000% due 05/09/05                                          750       802
      7.200% due 07/15/06                                          770       805
      5.750% due 01/30/07                                          500       495
      6.375% due 10/15/11                                          260       252
ING Capital Funding Trust III
      8.439% due 12/29/49 (h)                                    1,340     1,484
International Lease Finance Corp.
      6.375% due 03/15/09                                          400       402
International Paper Co.
      8.000% due 07/08/03                                          250       262
ITT Industries, Inc.
      7.400% due 11/15/25                                          855       836
John Deere Capital Corp.
      7.000% due 03/15/12                                          510       523
JP Morgan Chase & Co.
      5.350% due 03/01/07                                        1,130     1,120
      6.750% due 02/01/11                                          760       769
JPM Capital Trust I
      7.540% due 01/15/27                                          285       283
Kellogg Co.
   Series B
      5.500% due 04/01/03                                        1,170     1,193
   Series B
      7.450% due 04/01/31                                          450       486
Keycorp
      8.000% due 07/01/04                                          200       215
      7.500% due 06/15/06                                          875       934
KeySpan Corp.
      7.625% due 11/15/10                                          960     1,043
Kohls Corp.
      6.300% due 03/01/11                                          780       791
Kroger Co.
      6.800% due 04/01/11                                        1,425     1,453
      6.750% due 04/15/12                                          400       406
      7.500% due 04/01/31                                          775       800
Legg Mason, Inc.
      6.750% due 07/02/08                                          875       900
Lehman Brothers Holdings, Inc.
      7.750% due 01/15/05                                        2,270     2,429
      7.000% due 02/01/08                                           35        37
      6.625% due 01/18/12                                          440       436
Liberty Property-LP
      8.500% due 08/01/10                                           40        44
      7.250% due 03/15/11                                          910       932
Lincoln National Corp.
      7.250% due 05/15/05                                          450       470
      6.500% due 03/15/08                                          250       251
      7.000% due 03/15/18                                          700       693
Litton Industries, Inc.
      6.050% due 04/15/03                                           75        76
Lockheed Martin Corp.
      8.500% due 12/01/29                                        1,465     1,740
Loral Corp.
      7.000% due 09/15/23                                          900       895
      8.375% due 06/15/24                                           75        86
Lowe's Co.s, Inc.
      6.875% due 02/15/28                                          520       525
Manufacturers & Traders Trust Co.
      7.000% due 07/01/05                                          525       546
      8.000% due 10/01/10                                           60        65
Marathon Oil Corp.
      6.800% due 03/15/32                                          890       849
Masco Corp.
      6.750% due 03/15/06                                          540       559
Mellon Bank NA
      7.000% due 03/15/06                                        1,265     1,351
Mercantile BanCorp.
      7.050% due 06/15/04                                        1,100     1,167
Merck & Co., Inc.
      6.300% due 01/01/26                                           85        84
   Series MTNB
      5.760% due 05/03/37                                        1,575     1,635
Midamerican Energy Holdings
      7.375% due 08/01/02                                        1,750     1,768
Morgan Stanley Dean Witter & Co.
      6.100% due 04/15/06                                        2,020     2,076
      6.750% due 04/15/11                                          795       802
Motorola, Inc.
      7.625% due 11/15/10                                          790       775
Nabisco, Inc.
      6.375% due 02/01/05                                        1,000     1,030
National City Corp.
      5.750% due 02/01/09                                          340       332
      6.875% due 05/15/19                                        1,025     1,015
National Rural Utilities
   Cooperative Finance
   Series MTNC
      7.250% due 03/01/12                                        3,350     3,472
New England Telephone & Telegraph Co.
      7.875% due 11/15/29                                          430       433

78 Fixed Income I Fund

FIXED INCOME I FUND

                                                      April 30, 2002 (Unaudited)

                                                             PRINCIPAL    MARKET
                                                               AMOUNT      VALUE
                                                               (000)       (000)
                                                                 $           $
                                                             ---------    ------
News America Holdings
      8.875% due 04/26/23                                          575       616
      7.750% due 01/20/24                                          600       575
      8.150% due 10/17/36                                          300       298
      7.750% due 12/01/45                                          495       455
Norfolk Southern Corp.
      6.200% due 04/15/09                                        1,300     1,301
      7.700% due 05/15/17                                          480       516
      7.800% due 05/15/27                                          265       286
      7.050% due 05/01/37                                        1,890     1,979
Northwestern Bell Telephone
      7.750% due 05/01/30                                          455       351
Nynex Corp.
      9.550% due 05/01/10                                          410       451
Occidental Petroleum Corp.
      9.250% due 08/01/19                                          380       462
Ocean Energy, Inc.
   Series B
      7.625% due 07/01/05                                          540       567
Old Kent Bank
      7.750% due 08/15/10                                          605       646
Pemex Project Funding Master Trust
      9.125% due 10/13/10                                          550       604
Pepsi Bottling Group, Inc.
   Series B
      7.000% due 03/01/29                                          565       595
Pharmacia Corp.
      6.750% due 12/15/27                                          600       580
Philip Morris Co.s, Inc.
      7.000% due 07/15/05                                        1,700     1,789
      6.950% due 06/01/06                                          380       400
      7.650% due 07/01/08                                          395       425
PNC Funding Corp.
      6.125% due 09/01/03                                          750       775
      7.500% due 11/01/09                                          945       998
PP&L, Inc.
      6.500% due 04/01/05                                          120       125
Progress Energy, Inc.
      6.750% due 03/01/06                                        1,185     1,227
      7.750% due 03/01/31                                          130       138
      7.000% due 10/30/31                                          205       199
Progressive Corp./The
      6.375% due 01/15/12                                        2,040     2,051
Provident Co.s, Inc.
      6.375% due 07/15/05                                          700       713
Qwest Capital Funding, Inc.
      6.250% due 07/15/05                                          100        79
      7.000% due 08/03/09                                        3,170     2,267
Qwest Communications International
   Series B
      7.500% due 11/01/08                                        1,225       907
RadioShack Corp.
      7.375% due 05/15/11                                          225       232
Raytheon Co.
      6.300% due 03/15/05                                        1,095     1,129
Reliant Energy Resources Corp.
      6.375% due 11/01/03                                        3,000     3,064
Republic Services, Inc.
      6.750% due 08/15/11                                          640       648
Resolution Funding Corp.
   Series A
      8.125% due 10/15/19                                          425       519
      8.875% due 07/15/20                                        1,995     2,610
      8.625% due 01/15/21                                          880     1,122
      8.625% due 01/15/30                                          240       322
Resolution Funding Corp. STRIP Principal
   Zero Coupon due 01/15/21                                      2,660       822
Safeway, Inc.
      6.150% due 03/01/06                                        1,275     1,311
      6.500% due 11/15/08                                           75        77
Sanwa Bank, Ltd./NY
      7.400% due 06/15/11                                        1,155     1,058
SBC Communications, Inc.
      6.250% due 03/15/11                                        1,640     1,624
Security Capital Group, Inc.
      6.950% due 06/15/05                                          750       788
Small Business Administration
      7.449% due 08/01/10                                          584       635
Spieker Properties LLC
      7.650% due 12/15/10                                          635       666
Spieker Properties, Inc
      6.900% due 01/15/04                                          500       516
Sprint Capital Corp.
      7.125% due 01/30/06                                        1,275     1,239
      6.125% due 11/15/08                                        1,400     1,257
      7.625% due 01/30/11                                          135       127
      8.375% due 03/15/12                                          100        99
      6.875% due 11/15/28                                        3,405     2,690
      8.750% due 03/15/32                                          970       926
Stilwell Financial, Inc.
      7.000% due 11/01/06                                          840       839
Sun Microsystems, Inc.
      7.000% due 08/15/02                                           70        71
SunTrust Banks, Inc.
      7.375% due 07/01/06                                           65        70
      6.250% due 06/01/08                                          160       165
      6.000% due 02/15/26                                        1,100     1,127
Systems 2001 AT LLC
      7.156% due 12/15/11                                          792       810
Target Corp.
      7.500% due 07/15/06                                           65        71
TCI Communications, Inc.
      8.000% due 08/01/05                                        1,480     1,535


                                                          Fixed Income I Fund 79

FIXED INCOME I FUND

                                                      April 30, 2002 (Unaudited)

                                                             PRINCIPAL    MARKET
                                                               AMOUNT     VALUE
                                                               (000)      (000)
                                                                 $          $
                                                             ---------   -------
TECO Energy, Inc.
      7.200% due 05/01/11                                        1,010     1,054
Telecomunicaciones de Puerto Rico, Inc.
      6.650% due 05/15/06                                           75        75
Tenet Healthcare Corp.
      6.375% due 12/01/11                                        1,450     1,432
Texaco Capital, Inc.
      9.750% due 03/15/20                                          315       423
      8.875% due 09/01/21                                          440       556
Time Warner, Inc.
      7.975% due 08/15/04 (c)                                      450       473
      6.875% due 06/15/18                                        1,050       933
Transamerica Finance Corp.
      7.250% due 08/15/02                                        1,300     1,316
TXU Corp.
   Series J
      6.375% due 06/15/06                                          910       922
UBS Preferred Funding Trust I
      8.622% due 10/29/49 (h)                                      525       590
Union Carbide Chemical & Plastics
      7.875% due 04/01/23                                          835       820
Union Oil Co. Of California
   Series MTNB
      9.400% due 02/15/11                                          390       459
Union Pacific Corp.
      7.600% due 05/01/05                                          425       454
      5.750% due 10/15/07                                          790       784
      6.125% due 01/15/12                                          725       708
Union Pacific Railroad Co
      7.060% due 05/15/03                                          450       463
United Parcel Service, Inc. Step Up Bond
      8.375% due 04/01/30                                           50        60
United Technologies Corp.
      7.000% due 09/15/06                                          800       855
      8.750% due 03/01/21                                          445       543
US Bancorp/First Bank
      8.000% due 07/02/04                                        1,050     1,138
US Bank National Association
   Series BKNT
      5.625% due 11/30/05                                          750       768
US Bank, NA
      5.700% due 12/15/08                                          450       448
Verizon Global Funding Corp.
      7.750% due 12/01/30                                        2,535     2,490
Verizon Wireless, Inc.
      5.375% due 12/15/06                                          905       869
Viacom, Inc.
      7.700% due 07/30/10                                        1,085     1,156
Virginia Electric and Power Co.
   Series C
      8.000% due 03/01/04                                           80        86
   Series A
      5.375% due 02/01/07                                        1,300     1,296
Wachovia Corp.
      6.800% due 06/01/05                                          280       297
      7.550% due 08/18/05                                          900       975
      7.500% due 07/15/06                                          425       465
      6.550% due 10/15/35                                          500       517
Wal-Mart Stores, Inc.
      5.875% due 10/15/05                                           90        94
      8.800% due 12/30/14                                          360       418
      7.550% due 02/15/30                                        1,000     1,130
Walt Disney Co.
      6.375% due 03/01/12                                          765       750
      7.000% due 03/01/32                                        1,040     1,009
Washington Mutual Financial Corp.
      6.875% due 05/15/11                                        1,800     1,859
Washington Mutual, Inc.
      7.500% due 08/15/06                                           85        91
Wells Fargo
   Series *
      6.625% due 07/15/04                                          510       539
      6.875% due 04/01/06                                          500       535
Wells Fargo & Co.
      5.125% due 02/15/07                                        1,350     1,343
   Series MTNH
      6.750% due 06/15/07                                          225       239
Wells Fargo Financial, Inc.
      6.375% due 11/15/03                                          650       681
Westdeutsche Landesbank
      6.750% due 06/15/05                                        1,000     1,055
      6.050% due 01/15/09                                          400       403
Western National Corp.
      7.125% due 02/15/04                                           75        79
Westvaco Corp.
      6.850% due 11/15/04                                        1,200     1,253
Weyerhaeuser Co.
      6.000% due 08/01/06                                          965       970
      7.375% due 03/15/32                                          175       176
Willamette Industries, Inc.
      7.850% due 07/01/26                                          750       793
Williams Co.s, Inc.
      7.625% due 07/15/19                                          700       660
      7.875% due 09/01/21                                        5,000     4,835
   Series A
      7.500% due 01/15/31                                          160       147
WorldCom, Inc. - WorldCom Group
      7.550% due 04/01/04                                          515       309
      7.500% due 05/15/11                                        2,620     1,245
      8.250% due 05/15/31                                        1,255       552
Wyeth
      6.250% due 03/15/06                                        1,850     1,937
                                                                         -------
                                                                         357,154
                                                                         -------

80 Fixed Income I Fund

FIXED INCOME I FUND

                                                     April 30, 2002 (Unaudited)

                                                            PRINCIPAL     MARKET
                                                              AMOUNT      VALUE
                                                              (000)       (000)
                                                                $           $
                                                            ---------    -------
EURODOLLAR BONDS - 2.5%
Asian Development Bank
      6.250% due 10/24/05                                         400        423
AXA Financial, Inc.
      8.600% due 12/15/30                                       1,800      2,039
British Telecommunications PLC
      7.875% due 12/15/05                                         985      1,054
Countrywide Home Loans, Inc.
      2.000% due 06/03/03 (f)                                   3,200      3,188
Deutsche Telekom International
   Finance BV Step Up Bond
      7.750% due 06/15/05                                       1,315      1,391
      8.250% due 06/15/30                                       3,865      4,025
Finland Government International Bond
      5.875% due 02/27/06                                          70         73
France Telecom
      7.700% due 03/01/06                                       1,200      1,221
      8.250% due 03/01/11                                       1,120      1,141
Goldman Sachs Group LP
      2.000% due 04/08/05 (f)                                   2,500      2,493
Korea Development Bank
      7.375% due 09/17/04                                         640        682
Mexico Government International Bond
      9.875% due 02/01/10                                         730        840
      8.375% due 01/14/11                                       4,325      4,606
Nationsbank Corp.
      2.000% due 06/17/02 (f)                                   3,000      3,000
Province of Ontario
      7.625% due 06/22/04                                         400        432
      5.500% due 10/01/08                                         100        101
Royal Bank of Scotland Group PLC
      7.648% due 08/31/49 (h)                                     495        515
   Series 1
      9.118% due 03/31/49 (h)                                     300        346
Santander Central Hispano Issuances, Ltd.
      7.625% due 09/14/10                                       1,195      1,279
Sony Corp.
      6.125% due 03/04/03                                         100        103
South Africa, Republic of
      9.125% due 05/19/09                                         200        222
Standard Chartered Bank
      8.000% due 05/30/31                                         985      1,026
Stora Enso Oyj
      7.375% due 05/15/11                                       1,625      1,721
Telefonica Europe BV
      8.250% due 09/15/30                                         820        917
XL Capital Europe PLC
      6.500% due 01/15/12                                       1,630      1,636
                                                                          ------
                                                                          34,474
                                                                          ------

MORTGAGE-BACKED SECURITIES - 43.9%
Ameriquest Mortgage Securities, Inc.
   Series 2000-2 Class A
      2.160% due 07/15/30 (f)                                   2,257      2,258
Amortizing Residential Collateral Trust
   Series 2002-BC1 Class A
      2.190% due 01/01/32 (f)                                   2,173      2,176
Bear Stearns Adjustable Rate
   Mortgage Trust
   Series 2000-2 Class A1
      5.175% due 11/25/30 (f)                                      58         59
   Series 2000-1 Class 1A
      7.465% due 12/25/30 (f)                                     193        196
   Series 2000-1 Class 2A
      7.492% due 12/25/30 (f)                                      22         22
COMM
   Series 1999-1 Class A1
      6.145% due 05/15/32                                       2,211      2,294
Countrywide Home Loans
   Series 2000-8 Class A2
      7.750% due 01/25/31                                           3          3
CS First Boston Mortgage Securities Corp.
   Series 2001-CK3 Class A3
      6.400% due 06/15/34                                       2,100      2,183
   Series 2002-CKP1 Class A3
      6.439% due 12/15/35                                         470        484
Federal Home Loan Mortgage Corp.
      6.000% 15 Year Gold TBA (g)                               7,345      7,453
      6.500% 15 Year Gold TBA (g)                               2,950      3,042
      6.000% 30 Year Gold TBA (g)                              22,940     22,676
      6.500% 30 Year Gold TBA (g)                              26,100     26,393
      7.000% 30 Year Gold TBA (g)                              15,985     16,490
      6.500% due 2003                                              14         14
      7.000% due 2003                                               3          3
      6.500% due 2008                                             368        382
      7.000% due 2008                                             141        148
      6.500% due 2009                                             162        168
      8.000% due 2009                                              44         47
      6.000% due 2010                                              94         96
      6.500% due 2010                                              34         35
      7.000% due 2010                                             694        730
      7.500% due 2010                                             296        314
      8.000% due 2010                                              81         86
      6.000% due 2011                                           1,172      1,198
      7.000% due 2011                                              81         85
      7.500% due 2011                                              41         43
      6.000% due 2012                                             115        117
      7.500% due 2012                                             550        583
      6.000% due 2013                                             629        642
      6.500% due 2014                                             546        564

                                                          Fixed Income I Fund 81

FIXED INCOME I FUND

                                                      April 30, 2002 (Unaudited)

                                                            PRINCIPAL    MARKET
                                                             AMOUNT      VALUE
                                                             (000)       (000)
                                                               $           $
                                                            ---------   --------
      7.500% due 2014                                             489        517
      9.000% due 2018                                             608        664
      9.000% due 2020                                             365        395
      6.500% due 2024                                           2,919      2,975
      7.500% due 2024                                              56         59
      6.500% due 2025                                             208        211
      8.000% due 2025                                             303        322
      8.500% due 2025                                             231        247
      9.000% due 2025                                              50         55
      9.000% due 2026                                               3          3
      8.500% due 2027                                             654        699
      6.500% due 2028                                           2,386      2,422
      6.000% due 2029                                           5,528      5,485
      6.500% due 2029                                             871        884
      7.500% due 2032                                             641        670
   Series 1986-K Class 5
      7.760% due 05/01/12 (c)                                     629        661
   Series 1993-1606 Class I
      6.500% due 11/15/08                                       1,034        112
   Series 1998-2104 Class ZM
      6.000% due 12/15/28                                       1,215      1,095
   Series 2000-2266 Class F
      2.310% due 11/15/30 (f)                                     297        297
Federal Home Loan Mortgage Corp.
   (Non Gold)
     12.000% due 2014                                              80         91
      9.000% due 2016                                             363        393
     12.500% due 2016                                              46         53
      9.000% due 2017                                               6          7
      6.471% due 2027 (f)                                         283        289
      7.818% due 2030 (f)                                         184        193
Federal National Mortgage Association
      5.500% 15 Year TBA (g)                                    9,355      9,292
      6.000% 15 Year TBA (g)                                   32,400     32,782
      6.500% 15 Year TBA (g)                                    5,665      5,837
      7.000% 15 Year TBA (g)                                    4,613      4,819
      5.500% 30 Year TBA (g)                                    2,705      2,592
      6.000% 30 Year TBA (g)                                   17,160     16,957
      6.500% 30 Year TBA (g)                                   49,540     50,069
      7.000% 30 Year TBA (g)                                   41,660     42,902
      7.500% 30 Year TBA (g)                                   35,405     36,947
      8.000% 30 Year TBA (g)                                    3,585      3,784
      8.000% due 2002                                               4          4
      7.000% due 2003                                             267        273
      7.500% due 2003                                             149        153
      6.500% due 2004                                              66         68
      8.000% due 2004                                               4          4
      8.000% due 2006                                              21         22
      7.200% due 2007                                             949      1,027
     10.500% due 2010                                               2          2
      5.636% due 2011                                               2          2
      6.500% due 2011                                             209        217
      7.000% due 2011                                              71         75
      8.000% due 2011                                              57         60
      6.500% due 2012                                             363        376
      5.500% due 2013                                              85         85
      6.500% due 2013                                           3,843      3,978
      7.000% due 2015                                             364        378
      6.000% due 2016                                           3,507      3,553
      6.000% due 2017                                           8,214      8,320
      7.500% due 2017                                              12         12
      8.000% due 2017                                               9         10
      9.000% due 2017                                             152        166
      8.500% due 2018                                             149        160
      7.500% due 2022                                               8          8
      6.500% due 2023                                             250        255
      7.000% due 2023                                           1,618      1,677
      7.500% due 2023                                              30         32
      6.500% due 2024                                           1,366      1,390
      7.500% due 2024                                             816        860
      8.000% due 2024                                           1,108      1,183
      8.500% due 2024                                             189        204
      9.000% due 2024                                              35         38
      6.500% due 2025                                             169        172
      7.000% due 2025                                             391        404
      7.500% due 2025                                             306        299
      8.000% due 2025                                              55         58
      8.500% due 2025                                             208        224
      7.000% due 2026                                             463        480
      7.500% due 2026                                              24         25
      9.000% due 2026                                              65         70
      7.000% due 2027                                             155        160
      7.500% due 2027                                             222        232
      9.000% due 2027                                               6          7
      6.000% due 2028                                           6,387      6,338
      6.500% due 2028                                           5,419      5,494
      7.500% due 2028                                             702        738
      6.000% due 2029                                           8,953      8,887
      6.500% due 2029                                          22,864     23,184
      7.500% due 2029                                              19         20
      7.000% due 2032                                           1,024      1,057
      4.660% due 2040 (f)                                         229        230
   Series 1992-158 Class ZZ
      7.750% due 08/25/22                                         625        663
   Series 1993-134 Class H
      6.500% due 08/25/08                                       1,930      2,009
   Series 1997-81 Class PC
      5.000% due 04/18/27                                       1,500      1,503
   Series 1997-55 Class ZA
      7.000% due 04/18/27                                       6,966      7,190

82 Fixed Income I Fund

FIXED INCOME I FUND

                                                      April 30, 2002 (Unaudited)

                                                           PRINCIPAL      MARKET
                                                             AMOUNT       VALUE
                                                             (000)        (000)
                                                               $            $
                                                           ---------    --------
Federal National Mortgage
   Association Grantor Trust
   Series 2001-T6 Class B
      6.088% due 05/25/11                                      2,460       2,521
Federal National Mortgage
   Association Whole Loan
   Series 2002-W1 Class 2A Interest Only
      0.649% due 04/25/42                                     23,252         456
Federal National Mortgage
   Association-Aces
   Series 1997-M5 Class B
      6.650% due 08/25/07                                        246         259
   Series 1998-M1 Class A2
      6.250% due 01/25/08                                      1,250       1,297
   Series 1999-M4 Class A
      7.273% due 12/25/09                                      1,311       1,371
   Series 2000-M1 Class A
      7.372% due 01/17/13                                      1,611       1,727
   Series 1998-M4 Class B
      6.424% due 12/25/23                                      1,720       1,800
First Nationwide Trust
   Series 2001-4 Class 3A5
      2.450% due 09/25/31 (f)                                  3,064       3,033
First Union Commercial Mortgage
   Securities, Inc.
   Series 1997-C2 Class A3
      6.650% due 11/18/29                                        650         685
First Union National Bank
   Commercial Mortgage
   Series 2001-C3 Class A3
      6.423% due 08/15/33                                      3,800       3,920
GE Capital Commercial Mortgage Corp.
   Series 2001-2 Class A3
      6.030% due 08/11/33                                        920         943
GMAC Commercial Mortgage
   Securities, Inc.
   Series 1999-C2 Class A1
      6.570% due 09/15/33                                      2,092       2,188
Government National
   Mortgage Association
      6.000% 30 Year TBA (g)                                  47,000      46,085
      7.500% 30 Year TBA (g)                                   3,930       4,120
      8.000% 30 Year TBA (g)                                   1,380       1,461
Government National
   Mortgage Association I
      6.500% 30 Year TBA (g)                                  21,105      21,376
      8.500% due 2005                                              9          10
      6.500% due 2008                                             54          57
      6.500% due 2009                                            358         374
      6.500% due 2010                                             34          36
      7.000% due 2011                                             93          98
      9.500% due 2016                                             60          66
      8.000% due 2017                                             44          48
     10.500% due 2020                                            338         386
      8.000% due 2022                                            156         167
      8.500% due 2022                                             10          11
      6.500% due 2023                                            704         718
      8.500% due 2024                                             70          75
      8.000% due 2025                                            263         280
      6.500% due 2026                                          2,123       2,160
      7.000% due 2026                                             17          17
      6.500% due 2027                                             86          87
      6.500% due 2028                                          9,197       9,349
      7.000% due 2028                                             20          21
      6.000% due 2029                                          4,624       4,591
      6.500% due 2029                                             82          83
      7.000% due 2029                                          1,036       1,071
      8.000% due 2029                                            559         596
      8.500% due 2029                                            577         617
      7.000% due 2030                                            217         224
      8.000% due 2030                                            710         752
      8.500% due 2030                                            875         935
      6.500% due 2031                                          6,058       6,126
      7.000% due 2031                                          2,028       2,095
      6.500% due 2032                                          1,497       1,517
      7.000% due 2032                                         11,815      12,199
      6.625% due 2040                                          3,632       3,748
Government National Mortgage
   Association II
      6.500% 30 Year TBA (g)                                   7,570       7,651
      6.625% due 2023 (f)                                        718         740
      6.625% due 2024 (c)(f)                                     703         726
      6.625% due 2027 (f)                                        390         403
      6.000% due 2028                                          3,698       3,660
      7.500% due 2028                                            663         693
      6.000% due 2029                                            433         428
      5.500% due 2030 (f)                                        277         280
      6.000% due 2030 (f)                                      1,598       1,633
GS Mortgage Securities Corp. II
   Series 1997-GL Class A2A
      6.940% due 07/13/30                                         57          59
Guaranteed Export Trust
      6.550% due 06/15/04                                        325         335
HSBC Mortgage Loan Trust
   Series 2000-HSB1 Class A3
      7.110% due 12/16/30                                      2,049       2,068
JP Morgan Chase Commercial
   Mortgage Securities Corp.
   Series 2002-CI4A Class A3
      6.162% due 05/12/34                                      2,425       2,449
   Series 2001-CIB3 Class A2
      6.044% due 11/15/35                                      1,755       1,779

                                                          Fixed Income I Fund 83

FIXED INCOME I FUND

                                                      April 30, 2002 (Unaudited)

                                                           PRINCIPAL     MARKET
                                                             AMOUNT       VALUE
                                                             (000)        (000)
                                                               $            $
                                                           ---------    -------
JP Morgan Commercial Mortgage
   Finance Corp.
   Series 1997-C5 Class A3
      7.088% due 09/15/29                                      2,000      2,139
Mellon Residential Funding Corp.
   Series 1999-TBC2 Class A3
      6.580% due 07/25/29                                      4,000      4,085
   Series 2000-TBC2 Class A1
      2.100% due 06/15/30 (f)                                    814        812
   Series 2000-TBC3 Class A1
      2.080% due 12/15/30 (f)                                 12,278     12,277
Morgan Stanley Dean Witter Capital I
   Series 2000-PRIN Class A3
      7.360% due 02/23/34                                      2,010      2,166
Option One Mortgage Securities Corp.
   Series 2002-3 Class NT
      2.150% due 04/29/09                                      1,150      1,150
PNC Mortgage Securities Corp.
   Series 2000-9 Class A3
      7.190% due 09/25/05                                        573        585
   Series 2001-1 Class 3A2
      7.250% due 02/25/31                                      4,254      4,294
Prudential Home Mortgage Securities
   Series 1992-38 Class A8
      6.950% due 11/25/22                                      1,640      1,650
Residential Asset Mortgage Products, Inc.
   Series 2002-RZ1 Class A1
      2.090% due 08/25/20 (f)                                  3,731      3,731
Salomon Brothers Mortgage
   Securities VII
   Series 2001-C2 Class A2
      6.168% due 02/13/10                                      1,535      1,580
   Series 1994-16 Class A
      7.333% due 08/25/24 (c)                                    250        255
   Series 2000-BOA1 Class A
      7.601% due 08/25/30 (f)                                     10         10
Small Business Investment Cos
   Series 1999-P10B Class 1
      7.540% due 08/10/09                                      3,538      3,864
Washington Mutual
   Series 1999-WM1 Class 3A2
      6.399% due 10/19/39                                      3,100      3,159
   Series 2001-1 Class A
      4.826% due 01/25/41                                         55         55
Wells Fargo Mortgage Backed
   Securities Trust
   Series 2001-34 Class 3A
      6.191% due 01/25/32 (f)                                  2,345      2,360
                                                                        -------
                                                                        608,632
                                                                        -------

MUNICIPAL BONDS - 0.0%
North Carolina State Education Authority
   Series 2000-2000 Class G
      2.071% due 06/01/09 (f)                                    478        479
                                                                        -------

NON-US BONDS - 0.1%
Germany, Federal Republic of
   Series 00
      4.750% due 12/13/02                                  EUR 2,000      1,814
                                                                        -------

UNITED STATES GOVERNMENT
   AGENCIES - 9.9%
Federal Home Loan Bank
      3.750% due 04/15/04                                     17,030     17,135
      5.790% due 04/27/09                                      3,310      3,376
Federal Home Loan Mortgage Corp.
      7.375% due 05/15/03                                     39,400     41,359
      5.000% due 05/15/04                                      6,480      6,672
      3.250% due 11/15/04                                      3,300      3,257
      5.250% due 01/15/06                                      2,965      3,048
      4.875% due 03/15/07                                      6,405      6,417
      6.625% due 09/15/09                                      3,710      3,984
      7.000% due 03/15/10                                         10         11
      6.875% due 09/15/10                                      1,945      2,116
      6.750% due 03/15/31                                      4,042      4,291
      6.250% due 07/15/32                                      1,067      1,060
Federal National Mortgage Association
      5.125% due 02/13/04                                      7,000      7,221
      6.500% due 08/15/04                                      2,870      3,048
      7.000% due 07/15/05                                      5,450      5,907
      5.250% due 06/15/06                                      2,020      2,071
      5.000% due 01/15/07                                      4,210      4,249
      6.000% due 05/15/08                                      4,330      4,519
      6.400% due 05/14/09                                          5          5
      6.000% due 05/15/11                                      5,605      5,748
      6.250% due 05/15/29                                        795        790
      6.210% due 08/06/38                                        570        560
Financing Corp. Principal Only
   Series 15P
   Zero Coupon due 03/07/19                                      900        303
Financing Corp. Principal Only
   Zero Coupon due 05/11/18                                      750        267
   Zero Coupon due 12/06/18                                    1,940        664
   Zero Coupon due 12/27/18                                    6,625      2,258
   Zero Coupon due 04/05/19                                    1,605        538
   Zero Coupon due 09/26/19                                    1,075        350
Government Trust Certificate
      9.625% due 05/15/02 (c)                                     18         18

84 Fixed Income I Fund

FIXED INCOME I FUND

                                               April 30, 2002 (Unaudited)

                                                            PRINCIPAL     MARKET
                                                              AMOUNT       VALUE
                                                               (000)       (000)
                                                                 $           $
                                                            ---------    -------
Tennessee Valley Authority
      6.375% due 06/15/05                                         850        905
      6.250% due 12/15/17                                       4,615      4,662
                                                                         -------
                                                                         136,809
                                                                         -------

UNITED STATES GOVERNMENT
TREASURIES - 12.8%
United States Treasury Bond
      9.250% due 02/15/16                                         515        696
United States Treasury Bond
   Principal STRIP
      8.750% due 08/15/20                                       3,950      1,331
United States Treasury Inflation
   Indexed Bonds
      3.625% due 01/15/08                                           1          2
United States Treasury Note
      5.125% due 12/31/02                                         970        990
      6.250% due 02/15/03                                         895        924
      3.250% due 12/31/03                                       4,295      4,314
      4.750% due 02/15/04                                       8,000      8,236
      5.875% due 02/15/04                                         390        409
      7.250% due 05/15/04                                       6,445      6,948
      6.000% due 08/15/04                                       2,295      2,424
      5.875% due 11/15/04                                       1,085      1,145
      7.875% due 11/15/04                                      21,630     23,852
      6.500% due 05/15/05                                         525        565
      6.750% due 05/15/05                                       3,175      3,435
      6.500% due 08/15/05                                         350        377
      4.625% due 05/15/06                                      10,415     10,553
      7.000% due 07/15/06                                      17,725     19,526
      6.625% due 05/15/07                                       6,160      6,729
      5.500% due 05/15/09                                       1,815      1,880
      10.375% due 11/15/09                                        460        533
      11.750% due 02/15/10                                      3,165      3,814
      5.000% due 02/15/11                                       7,145      7,103
      13.875% due 05/15/11                                      3,365      4,541
      14.000% due 11/15/11                                      1,590      2,206
      4.875% due 02/15/12                                         140        138
      10.375% due 11/15/12                                      2,840      3,601
      12.500% due 08/15/14                                      1,220      1,770
      7.500% due 11/15/16                                       4,900      5,807
      8.750% due 05/15/17                                       1,740      2,289
      8.875% due 08/15/17                                      12,454     16,565
      9.125% due 05/15/18                                          10         14
      8.875% due 02/15/19                                       9,475     12,730
      8.500% due 02/15/20                                       8,000     10,483
      6.000% due 02/15/26                                       1,580      1,630
      6.625% due 02/15/27                                       3,145      3,506
      5.500% due 08/15/28                                       2,000      1,935
      5.250% due 11/15/28                                       5,195      4,847
United States Treasury STRIP Principal
   Zero Coupon due 11/15/09                                       125         83
                                                                         -------
                                                                         177,931
                                                                         -------

YANKEE BONDS - 2.5%
Abbey National PLC Step Up Bond
      6.700% due 06/29/49 (h)                                   2,920      2,954
African Development Bank
      9.750% due 12/15/03                                         425        465
      6.750% due 10/01/04                                         525        555
      6.875% due 10/15/15                                         775        789
      8.800% due 09/01/19                                         535        636
Alberta Energy Co., Ltd.
      8.125% due 09/15/30                                         470        525
Alcan, Inc.
      6.450% due 03/15/11                                         885        899
Amvescap PLC
      6.600% due 05/15/05                                       1,290      1,325
Canadian National Railway Co.
      6.800% due 07/15/18                                         555        554
      6.900% due 07/15/28                                         100        100
Carter Holt Harvey, Ltd.
      8.875% due 12/01/04                                         350        379
Diageo Capital PLC
      6.125% due 08/15/05                                         825        852
Hydro Quebec
   Series GH
      8.250% due 04/15/26                                         605        724
Inter-American Development Bank
      6.950% due 08/01/26                                         625        683
National Australia Bank, Ltd.
   Series A
      8.600% due 05/19/10                                         820        946
National Westminster Bank PLC
      7.375% due 10/01/09                                         880        953
   Step Up Bond
      7.750% due 04/29/49 (h)                                   1,175      1,263
New Brunswick Province of
      9.750% due 05/15/20                                         320        436
Nexfor, Inc.
      6.875% due 11/15/05                                         350        348
Nova Scotia, Province of
      9.125% due 05/01/21                                         685        881
Pemex Finance, Ltd.
      6.125% due 11/15/03                                         933        950
      9.030% due 02/15/11                                       3,295      3,654
Province of Manitoba
      5.500% due 10/01/08                                          60         61
      9.250% due 04/01/20                                         335        445
Province of Newfoundland
      10.000% due 12/01/20                                        150        206
Province of Quebec
      7.500% due 07/15/23                                       2,490      2,731
      7.125% due 02/09/24                                       1,145      1,205

                                                          Fixed Income I Fund 85

FIXED INCOME I FUND

                                                      April 30, 2002 (Unaudited)

                                                     PRINCIPAL         MARKET
                                                       AMOUNT          VALUE
                                                       (000)           (000)
                                                         $               $
                                                    ----------       ---------
Province of Saskatchewan/Canada
      6.625% due 07/15/03                                  100             104
      8.000% due 07/15/04                                1,290           1,406
      7.375% due 07/15/13                                  870             972
Royal KPN NV
      8.000% due 10/01/10                                2,490           2,559
Shaw Communications, Inc.
      8.250% due 04/11/10                                   45              47
Skandinaviska Enskilda Banken SEB
      6.875% due 02/15/09                                  520             530
TransCanada PipeLines, Ltd.
      7.150% due 06/15/06                                1,090           1,138
Tyco International Group SA
      6.375% due 06/15/05                                  875             746
      6.375% due 10/15/11                                  675             535
Vodafone Group PLC
      7.750% due 02/15/10                                1,375           1,471
                                                                     ---------
                                                                        35,027
                                                                     ---------

TOTAL LONG-TERM INVESTMENTS
(cost $1,553,401)                                                    1,567,912
                                                                     ---------


                                                       NUMBER
                                                         OF
                                                       SHARES
                                                     ---------
PREFERRED STOCK - 0.1%
Centaur Funding Corp.                                    1,000           1,085
                                                                     ---------

TOTAL PREFERRED STOCK
(cost $1,070)                                                            1,085
                                                                     ---------

                                                     PRINCIPAL
                                                       AMOUNT
                                                       (000)
                                                        $
                                                     ---------
SHORT-TERM INVESTMENTS - 15.6%
ABN AMRO North America
   Discount Note
      1.755% due 06/24/02 (e)                            9,600           9,575
BP Amoco Capital PLC Discount Note
      1.750% due 05/02/02 (e)                            1,000           1,000
Federal Home Loan Mortgage Corp.
   Discount Note
      1.760% due 05/06/02 (e)                           10,000           9,998
Federal National Mortgage
   Association Discount Note
      1.880% due 08/28/02                                  700             693
Frank Russell Investment Company
   Money Market Fund (e)                               185,791         185,791
UBS Finance, Inc. Yrs 3&4
   Commercial Paper
      1.760% due 05/02/02 (e)                            9,100           9,100
United States Treasury Bill
      1.660% due 05/02/02 (c)(d)(e)                         25              25
      1.700% due 05/09/02 (c)(d)(e)                        100             100
      1.705% due 05/23/02 (c)(d)(e)                         50              50
                                                                     ---------

TOTAL SHORT-TERM INVESTMENTS
(cost $216,332)                                                        216,332
                                                                     ---------

TOTAL INVESTMENTS - 128.7%
(identified cost $1,770,803)                                         1,785,329

OHER ASSETS AND LIABILITIES,
NET - (28.7%)                                                         (398,033)
                                                                     ---------

NET ASSETS - 100.0%                                                  1,387,296
                                                                     =========

                                                                    UNREALIZED
                                                     NOTIONAL      APPRECIATION
                                                      AMOUNT      (DEPRECIATION)
                                                      (000)            (000)
FUTURES CONTRACTS                                       $                $
                                                   -----------    -------------
LONG POSITIONS
United States Treasury Bonds
  expiration date 06/02                                  1,432              19
United States Treasury 2 Year Notes
  expiration date 06/02                                  1,464               5
United States Treasury 10 Year Notes
  expiration date 06/02                                  2,322              60

SHORT POSITIONS
United States Treasury 10 Year Notes
  expiration date 06/02                                  7,317             (11)
                                                                     ---------

Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased                                                       73
                                                                     =========

See accompanying notes which are an integral part of the financial statements.

86 Fixed Income I Fund

FIXED INCOME I FUND

                                                      April 30, 2002 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                 UNREALIZED
                                                                APPRECIATION
   AMOUNT               AMOUNT                                  (DEPECIATION)
    SOLD                BOUGHT              SETTLEMENT              (000)
   (000)                (000)                  DATE                   $
------------        ------------           ------------         --------------
EUR    1,810        USD    1,591             07/11/02                      (34)
                                                                --------------
                                                                           (34)
                                                                ==============

  See accompanying notes which are an integral part of the financial statements.

                                                          Fixed Income I Fund 87

FIXED INCOME I FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2002 (Unaudited)

ASSETS
Investments at market (including securities on loan of $231,607), (identified cost $1,770,803) .....      $1,785,329
Cash ...............................................................................................             696
Foreign currency holdings (identified cost $147) ...................................................             150
Receivables:
   Dividends and interest ..........................................................................          14,522
   Investments sold (regular settlement) ...........................................................          13,268
   Investments sold (delayed settlement) ...........................................................         103,700
   Fund shares sold ................................................................................           1,799
   Daily variation margin on futures contracts .....................................................              11
Investment of securities lending collateral in money market funds, at cost and market value ........         234,732
                                                                                                          ----------
      Total assets .................................................................................       2,154,207

LIABILITIES
Payables:
   Investments purchased (regular settlement) ...........................................   $ 20,890
   Investments purchased (delayed settlement) ...........................................    498,758
   Fund shares redeemed .................................................................     12,014
   Accrued fees to affiliates ...........................................................        374
   Other accrued expenses ...............................................................        109
Unrealized depreciation on forward foreign currency exchange contracts ..................         34
Payable upon return of securities loaned ................................................    234,732
                                                                                            --------
      Total liabilities ............................................................................         766,911
                                                                                                          ----------
NET ASSETS .........................................................................................      $1,387,296
                                                                                                          ==========
NET ASSETS CONSIST OF:
Undistributed net investment income ................................................................         $ 4,240
Accumulated distributions in excess of net realized gain ............................................           (314)
Unrealized appreciation (depreciation) on:
   Investments .....................................................................................          14,526
   Futures contracts ...............................................................................              73
   Foreign currency-related transactions ............................................................            (30)
Shares of beneficial interest ......................................................................             646
Additional paid-in capital .........................................................................       1,368,155
                                                                                                          ----------
NET ASSETS .........................................................................................      $1,387,296
                                                                                                          ==========
NET ASSET VALUE, offering and redemption price per share:
   Class E ($28,033,281 divided by 1,305,152 shares of $.01 par value
      shares of beneficial interest outstanding) ...................................................      $    21.48
                                                                                                          ==========
   Class I ($783,332,287 divided by 36,477,810 shares of $.01 par value
      shares of beneficial interest outstanding) ...................................................      $    21.47
                                                                                                          ==========
   Class Y ($575,930,262 divided by 26,807,757 shares of $.01 par value
      shares of beneficial interest outstanding) ...................................................      $    21.48
                                                                                                          ==========

See accompanying notes which are an integral part of the financial statements.

88 Fixed Income I Fund

FIXED INCOME I FUND

STATEMENT OF OPERATIONS

Amounts in thousands         For the Six Months Ended April 30, 2002 (Unaudited)

INVESTMENT INCOME
   Interest ..............................................................   $  30,440
   Dividends from Money Market Fund ......................................       1,793
   Securities Lending Income .............................................         188
                                                                             ---------
      Total investment income ............................................      32,421

EXPENSES
   Advisory fees .............................................  $    1,554
   Administrative fees - Class E .............................           8
   Administrative fees - Class I .............................         200
   Administrative fees - Class Y .............................           4
   Custodian fees ............................................         354
   Transfer agent fees - Class E .............................           6
   Transfer agent fees - Class I .............................         111
   Professional fees .........................................          40
   Registration fees .........................................          60
   Shareholder servicing fees - Class E ......................          40
   Trustees' fees ............................................           6
   Miscellaneous .............................................          30
                                                                ----------
   Expenses before reductions ................................       2,413
   Expense reductions ........................................         (15)
                                                                ----------
      Expenses, net ......................................................       2,398
                                                                             ---------
Net investment income ....................................................      30,023
                                                                             ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments ...............................................       1,077
   Futures contracts .........................................         (90)
   Options written ...........................................         222
   Foreign currency-related transactions .....................         476       1,685
                                                                ----------
Net change in unrealized appreciation (depreciation) on:

   Investments ...............................................     (36,012)
   Futures contracts .........................................          73
   Options written ...........................................          15
   Foreign currency-related transactions .....................          33     (35,891)
                                                                ----------    --------
Net realized and unrealized gain (loss) ..................................     (34,206)
                                                                             ---------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ....................   $  (4,183)
                                                                             =========

  See accompanying notes which are an integral part of the financial statements.

                                                          Fixed Income I Fund 89

FIXED INCOME I FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                       SIX MONTHS ENDED
                                                                        APRIL 30, 2002     FISCAL YEAR ENDED
                                                                         (UNAUDITED)        OCTOBER 31, 2001
                                                                       ----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income ............................................        $   30,023           $   72,717
   Net realized gain (loss) .........................................             1,685               39,554
   Net change in unrealized appreciation (depreciation) .............           (35,891)              55,462
                                                                             ----------           ----------
      Net increase (decrease) in net assets from operations .........            (4,183)             167,733
                                                                             ----------           ----------
DISTRIBUTIONS
   From net investment income
      Class E .......................................................              (702)              (1,978)
      Class I .......................................................           (19,149)             (53,877)
      Class Y .......................................................           (11,074)             (19,721)
   From net realized gain
      Class E .......................................................              (419)                  --
      Class I .......................................................           (10,093)                  --
      Class Y .......................................................            (4,763)                  --
                                                                             ----------           ----------
         Net decrease in net assets from distributions ..............           (46,200)             (75,576)
                                                                             ----------           ----------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions ....            55,046              210,210
                                                                             ----------           ----------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS .........................             4,663              302,367

NET ASSETS
   Beginning of period ..............................................         1,382,633            1,080,266
                                                                             ----------           ----------
   End of period (including undistributed net investment income
     of $4,240 and $5,142, respectively) ............................        $1,387,296           $1,382,633
                                                                             ==========           ==========

See accompanying notes which are an integral part of the financial statements.

90 Fixed Income I Fund

FIXED INCOME I FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                       FISCAL YEARS ENDED
                                                                          OCTOBER 31,
                                                                       ------------------
                                                             2002*       2001      2000**    1999***
                                                            -------    -------    -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD ...................    $ 22.32    $ 20.79    $ 20.30    $ 21.25
                                                            -------    -------    -------    -------
INCOME FROM OPERATIONS
   Net investment income (a) ...........................        .46       1.19       1.07        .74
   Net realized and unrealized gain (loss) .............       (.54)      1.58        .40       (.81)
                                                            -------    -------    -------    -------
      Total income from operations .....................       (.08)      2.77       1.47       (.07)
                                                            -------    -------    -------    -------
DISTRIBUTIONS
   From net investment income ..........................       (.49)     (1.24)      (.98)      (.88)
   From net realized gain ..............................       (.27)        --         --         --
                                                            -------    -------    -------    -------
      Total distributions ..............................       (.76)     (1.24)      (.98)      (.88)
                                                            -------    -------    -------    -------
NET ASSET VALUE, END OF PERIOD .........................    $ 21.48    $ 22.32    $ 20.79    $ 20.30
                                                            =======    =======    =======    =======

TOTAL RETURN (%)(b) ....................................       (.31)     13.72       7.36       (.32)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ............     28,033     35,123     33,322     35,950

  Ratios to average net assets (%)(c):
     Operating expenses, net ...........................        .66        .61        .67        .66
     Operating expenses, gross .........................        .66        .61        .68        .66
     Net investment income .............................       4.31       5.51       6.31       5.79

  Portfolio turnover rate (%) ..........................      84.20     188.97     117.94     138.69

*    For the six months ended April 30, 2002 (Unaudited).
**   For the ten months ended October 31, 2000.
***  For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

                                                          Fixed Income I Fund 91

FIXED INCOME I FUND

FINANCIAL HIGHLIGHTS - CLASS I

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                               FISCAL YEARS ENDED
                                                                  OCTOBER 31,                  YEARS ENDED DECEMBER 31,
                                                               -------------------   -------------------------------------------
                                                      2002*      2001      2000**       1999        1998       1997       1996
                                                    --------   --------   --------   ----------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD .............  $  22.32   $  20.79   $  20.27   $    21.76   $  21.51   $  20.99   $  21.59
                                                    --------   --------   --------   ----------   --------   --------   --------
INCOME FROM OPERATIONS
   Net investment income (a) .....................       .49       1.24       1.13         1.28       1.32       1.37       1.38
   Net realized and unrealized gain (loss) .......      (.56)      1.58        .39        (1.50)       .45        .54       (.62)
                                                    --------   --------   --------   ----------   --------   --------   --------
      Total income from operations ...............      (.07)      2.82       1.52         (.22)      1.77       1.91        .76
                                                    --------   --------   --------   ----------   --------   --------   --------
DISTRIBUTIONS
   From net investment income ....................      (.51)     (1.29)     (1.00)       (1.25)     (1.31)     (1.39)     (1.36)
   From net realized gain ........................      (.27)        --         --         (.02)      (.21)        --         --
                                                    --------   --------   --------   ----------   --------   --------   --------
      Total distributions ........................      (.78)     (1.29)     (1.00)       (1.27)     (1.52)     (1.39)     (1.36)
                                                    --------   --------   --------   ----------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD ...................  $  21.47   $  22.32   $  20.79   $    20.27   $  21.76   $  21.51   $  20.99
                                                    ========   ========   ========   ==========   ========   ========   ========
TOTAL RETURN (%)(b) ..............................      (.22)     13.98       7.63        (1.04)      8.37       9.42       3.75

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ......   783,333    827,324    902,895    1,051,362    978,491    798,252    662,899

   Ratios to average net assets (%)(c):
      Operating expenses .........................       .39        .39        .40          .39        .39        .42        .42
      Net investment income ......................      4.58       5.75       6.59         6.05       6.03       6.54       6.57

Portfolio turnover rate (%) ......................     84.20     188.97     117.94       138.69     226.70     165.81     147.31

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

92 Fixed Income I Fund

FIXED INCOME I FUND

FINANCIAL HIGHLIGHTS - CLASS Y

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                          FISCAL YEARS ENDED
                                                                             OCTOBER 31,
                                                                         --------------------
                                                               2002*        2001      2000**
                                                             ---------   ---------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD ......................  $   22.32   $   20.79  $   20.61
                                                             ---------   ---------  ---------
INCOME FROM OPERATIONS
   Net investment income (a) ..............................        .49        1.23        .81
   Net realized and unrealized gain (loss) ................       (.54)       1.61        .37
                                                             ---------   ---------  ---------
      Total income from operations ........................       (.05)       2.84       1.18
                                                             ---------   ---------  ---------
DISTRIBUTIONS
   From net investment income .............................       (.52)      (1.31)     (1.00)
   From net realized gain .................................       (.27)         --         --
                                                             ---------   ---------  ---------
      Total distributions .................................       (.79)      (1.31)     (1.00)
                                                             ---------   ---------  ---------
NET ASSET VALUE, END OF PERIOD ............................  $   21.48   $   22.32  $   20.79
                                                             =========   =========  =========
TOTAL RETURN (%)(b) .......................................       (.14)      14.07       5.89

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ...............    575,930     520,186    144,049

   Ratios to average net assets (%)(c):
      Operating expenses, net .............................        .30         .32        .32
      Operating expenses, gross ...........................        .30         .32        .34
      Net investment income ...............................       4.61        5.62       6.63

   Portfolio turnover rate (%) ............................      84.20      188.97     117.94

*   For the six months ended April 30, 2002 (Unaudited).
**  For the period March 29, 2000 (commencement of sale) to October 31, 2000.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                          Fixed Income I Fund 93

FIXED INCOME III FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2002 (Unaudited)

                                                         PRINCIPAL      MARKET
                                                          AMOUNT         VALUE
                                                           (000)         (000)
                                                             $             $
                                                         ---------    ----------
LONG-TERM INVESTMENTS - 106.5%
ASSET-BACKED SECURITIES - 4.8%
Air 2 US
      8.027% due 10/01/19                                      282           280
BMW Vehicle Lease Trust
   Series 2000-A Class A2
      6.650% due 02/25/03                                       57            57
Capital One Master Trust
   Series 2001-4 Class A
      1.940% due 04/16/07 (f)                                  575           576
Carco Auto Loan Master Trust
   Series 1998-1 Class A2
      1.940% due 06/15/05 (f)                                  425           425
Chase Credit Card Master Trust
   Series 1997-1 Class A
      1.950% due 10/15/06 (f)                                  645           646
Chase Manhattan Auto Owner Trust
   Series 2001-B Class A2
      2.440% due 06/15/04                                      300           300
   Series 2002-A Class A2
      2.630% due 10/15/04                                      350           350
Chevy Chase Auto Receivables Trust
   Series 1998-1 Class A
      5.970% due 10/20/04                                       46            46
Citibank Credit Card Issuance Trust
   Series 2000-C1 Class C1
      7.450% due 09/15/07                                      775           813
   Series 2001-A6 Class A6
      5.650% due 06/16/08                                    1,175         1,198
   Series 2002-C2 Class C2
      6.950% due 02/18/14                                      500           502
Daimler Chrysler Auto Trust
   Series 2000-E Class A2
      6.210% due 12/08/03                                      183           185
   Series 2001-C Class A2
      3.710% due 07/06/04                                      569           574
   Series 2000-E Class A3
      6.110% due 11/08/04                                      300           308
   Series 2002-A Class A2
      2.900% due 12/06/04                                      500           501
Discover Card Master Trust I
   Series 2001-4 Class A
      1.950% due 10/16/06 (f)                                1,500         1,502
First USA Credit Card Master Trust
   Series 1997-1 Class A
      1.960% due 10/17/06 (f)                                  900           901
Fleet Credit Card Master Trust II
   Series 2001-C Class A
      3.860% due 03/15/07                                      900           893
Ford Credit Auto Owner Trust
   Series 2001-A Class A3
      5.350% due 07/15/03                                       81            82
   Series 2002-B Class A2A
      2.970% due 06/15/04                                      450           451
   Series 2001-B Class A4
      5.120% due 10/15/04                                      500           509
   Series 2002-B Class A4
      4.750% due 08/15/06                                      475           482
Honda Auto Receivables Owner Trust
   Series 2002-1 Class A2
      2.550% due 04/15/04                                      300           300
Lehman ABS Manufactured
   Housing Contract
   Series 2001-B Class A1
      3.010% due 03/15/10                                      257           257
MBNA Credit Card Master Note Trust
   Series 2002-C1 Class C1
      6.800% due 07/15/14                                      600           596
MBNA Master Credit Card Trust USA
   Series 1999-J Class B
      7.400% due 02/15/12                                    1,000         1,083
   Series 2000-E Class A
      7.800% due 10/15/12                                      705           801
Morgan Stanley Dean Witter Capital I
   Series 2001-NC3N Class N
     12.750% due 10/25/31                                      291           294
Nissan Auto Receivables Owner Trust
   Series 2002-B Class A2
      3.070% due 08/16/04                                      300           301
SLM Student Loan Trust
   Series 1996-4 Class A1
      2.200% due 07/25/04 (f)                                   32            32
   Series 1997-3 Class A1
      2.320% due 04/25/06 (f)                                  411           412
Toyota Auto Receivables Owner Trust
   Series 2001-A Class A2
      5.380% due 12/15/03                                       34            34
   Series 2001-C Class A2
      3.770% due 07/15/04                                      553           557
                                                                          ------
                                                                          16,248
                                                                          ------
CORPORATE BONDS AND NOTES - 31.8%
ACE, Ltd.
      6.000% due 04/01/07                                      165           168
Aetna, Inc.
      7.875% due 03/01/11                                      185           188
Agrilink Foods, Inc.
      11.875% due 11/01/08                                      90            95
AIG SunAmerica Global Financing IX
      6.900% due 03/15/32                                      135           138
Ainsworth Lumber Co., Ltd.
      13.875% due 07/15/07                                     300           336
Albertson's, Inc.
      8.000% due 05/01/31                                      225           244

94 Fixed Income III Fund

FIXED INCOME III FUND

                                                      April 30, 2002 (Unaudited)

                                                             PRINCIPAL    MARKET
                                                               AMOUNT      VALUE
                                                               (000)       (000)
                                                                 $           $
                                                             ---------    ------
Alderwoods Group, Inc.
     12.250% due 01/02/09                                          165       165
American Airlines, Inc.
      9.710% due 01/02/07                                          242       221
   Series 90-P
      10.600% due 03/04/09                                       1,013     1,040
   Series 01-1
      6.817% due 05/23/11                                          370       362
American General Corp.
      7.500% due 07/15/25                                          120       130
American General Institute
      8.125% due 03/15/46                                          210       238
American Greetings
     11.750% due 07/15/08                                          150       162
Anthem Insurance Co.s, Inc.
      9.125% due 04/01/10                                          170       187
AOL Time Warner, Inc.
      5.625% due 05/01/05                                          370       365
      7.625% due 04/15/31                                        4,680     4,363
      7.700% due 05/01/32                                          350       329
ArvinMeritor, Inc.
      8.750% due 03/01/12                                           60        64
AT&T Corp.
      6.500% due 11/15/06                                          460       445
      7.300% due 11/15/11                                          305       281
      8.000% due 11/15/31                                          100        88
AT&T Wireless Services, Inc.
      6.875% due 04/18/05                                          160       159
      8.125% due 05/01/12                                          250       245
      8.750% due 03/01/31                                          190       185
AXA Financial, Inc.
      7.000% due 04/01/28                                          530       520
BAE Systems Holdings, Inc.
      6.400% due 12/15/11                                          970       966
Banesto
      8.250% due 07/28/02                                        1,000     1,012
Bank of America Corp.
   Series MTNI
      2.229% due 10/22/04 (f)                                      575       576
      2.151% due 08/26/05 (f)                                    4,700     4,700
      7.800% due 02/15/10                                          540       592
Bank One Corp.
      7.625% due 10/15/26                                          340       366
Baxter International, Inc.
      5.250% due 05/01/07                                          225       225
BB&T Corp.
      6.500% due 08/01/11                                          210       214
Belo Corp.
      8.000% due 11/01/08                                           40        41
Boeing Capital Corp.
      5.750% due 02/15/07                                          510       517
      6.500% due 02/15/12                                           80        82
BPC Holding Corp.
   Series B
      12.500% due 06/15/06                                          45        46
British Telecommunications PLC
      8.375% due 12/15/10                                          650       709
      8.875% due 12/15/30                                          555       627
Building Materials Corp. of America
   Series B*
      7.750% due 07/15/05                                           25        22
Burlington Northern Santa Fe Corp.
      6.875% due 12/01/27                                          315       307
Burlington Resources Finance Co.
      5.700% due 03/01/07                                          150       150
Calpine Corp.
      8.500% due 02/15/11                                          135       115
Cargill, Inc.
      6.375% due 06/01/12                                          250       250
Case Credit Corp.
      6.125% due 02/15/03                                          150       146
Caterpillar, Inc.
      6.950% due 05/01/42                                          195       198
Centex Corp.
      7.875% due 02/01/11                                          155       163
Champion Home Builders Co
     11.250% due 04/15/07                                          200       202
Charter Communications Holdings, LLC/
   Charter Communications
   Holdings Cap Corp.
     10.000% due 04/01/09                                           75        71
     10.750% due 10/01/09                                          160       156
   Step Up Bond
   Zero Coupon due 01/15/10 (a)                                     75        51
   Step Up Bond
   Zero Coupon due 01/15/11 (a)                                    245       157
Cigna Corp.
      6.375% due 10/15/11                                          175       175
Cincinnati Financial Corp.
      6.900% due 05/15/28                                        1,000       981
Circus & Eldorado Joint Venture/
   Silver Legacy Capital Corp.
     10.125% due 03/01/12                                          150       156
CIT Group, Inc.
      2.463% due 04/07/03 (f)                                    1,500     1,485
      5.625% due 05/17/04                                           45        44
      6.500% due 02/07/06                                           40        39
Citicorp
   Series MTNF
      6.375% due 11/15/08                                          270       276
Citigroup, Inc.
      7.250% due 10/01/10                                        1,850     1,977
Citizens Communications Co.
      6.375% due 08/15/04                                          235       236

                                                        Fixed Income III Fund 95

FIXED INCOME III FUND

                                                      April 30, 2002 (Unaudited)

                                                             PRINCIPAL    MARKET
                                                               AMOUNT      VALUE
                                                               (000)       (000)
                                                                 $           $
                                                             ---------    ------
City National Bank
   Series AI
      6.750% due 09/01/11                                          390       380
Clear Channel Communications, Inc.
      7.650% due 09/15/10                                          165       167
CMS Energy Corp.
      8.125% due 05/15/02                                          275       275
Colonial Pipeline Co.
      7.630% due 04/15/32                                          210       217
Comcast Cable Communications
      8.375% due 05/01/07                                          540       577
      6.750% due 01/30/11                                          125       119
Comstock Resources, Inc.
      11.250% due 05/01/07                                          25        26
Conoco Funding Co.
      6.350% due 10/15/11                                          990     1,001
Conoco, Inc.
      6.950% due 04/15/29                                          120       121
Conseco, Inc.
      6.400% due 02/10/03                                           80        67
Consolidated Natural Gas Co.
   Series C
      6.250% due 11/01/11                                           80        78
Consumers Energy Co.
      6.000% due 03/15/05                                          150       152
Continental Airlines, Inc.
      6.900% due 01/02/18                                          110       106
      6.545% due 02/02/19                                          112       108
Credit Suisse First Boston USA, Inc.
      5.875% due 08/01/06                                          400       405
      5.750% due 04/15/07                                          240       240
      6.500% due 01/15/12                                          240       237
Crown Castle International Corp.
      9.375% due 08/01/11                                          130       111
CSC Holdings, Inc.
      7.250% due 07/15/08                                          255       241
CSK Auto, Inc.
      12.000% due 06/15/06                                         115       123
DaimlerChrysler Financial Services
   Series MTNR
      2.020% due 03/10/03 (f)                                      800       794
   Series MTNC
      2.131% due 08/21/03 (f)                                    2,100     2,085
      8.000% due 06/15/10                                           65        70
      8.500% due 01/18/31                                          130       144
Dana Corp.
      9.000% due 08/15/11                                          155       158
Delhaize America, Inc.
      9.000% due 04/15/31                                          195       224
Delphi Corp.
      7.125% due 05/01/29                                          105       101
Delta Air Lines, Inc.
      7.299% due 09/18/06                                          100       100
   Series C
      7.779% due 01/02/12                                          205       206
Den Norske Bank ASA
      7.729% due 06/29/49 (h)                                      325       339
Denbury Resources, Inc.
   Series B
      9.000% due 03/01/08                                          150       149
Detroit Edison Co.
      5.050% due 10/01/05                                          150       149
Di Giorgio Corp.
   Series B
      10.000% due 06/15/07                                         115       117
Dresser, Inc.
      9.375% due 04/15/11                                          100       104
DTE Energy Co.
      7.050% due 06/01/11                                          525       541
EchoStar Broadband Corp.
      10.375% due 10/01/07                                         175       187
EL Paso Corp.
      7.750% due 01/15/32                                          570       569
Eli Lilly & Co.
      6.770% due 01/01/36                                          500       512
EOP Operating LLC
      7.500% due 04/19/29                                          220       212
Farmers Exchange Capital
      7.050% due 07/15/28                                          250       192
Federated Department Stores
      7.000% due 02/15/28                                          180       174
First Security Corp.
      5.875% due 11/01/03                                        3,000     3,106
FirstEnergy Corp.
      6.450% due 11/15/11                                          165       155
   Series C
      7.375% due 11/15/31                                          545       511
Fleming Co.s, Inc.
   Series D
      10.625% due 07/31/07                                          90        92
      9.875% due 05/01/12                                          100       100
Ford Motor Co.
      6.625% due 10/01/28                                           40        34
      7.450% due 07/16/31                                        1,440     1,360
Ford Motor Credit Co.
      2.018% due 02/13/03 (f)                                    2,000     1,983
      2.530% due 06/23/03 (f)                                    1,500     1,486
      6.875% due 02/01/06                                        1,295     1,311
      5.800% due 01/12/09                                          400       371
      7.375% due 10/28/09                                           35        35
      7.375% due 02/01/11                                          580       584

96 Fixed Income III Fund

FIXED INCOME III FUND

                                                      April 30, 2002 (Unaudited)

                                                            PRINCIPAL    MARKET
                                                              AMOUNT      VALUE
                                                              (000)       (000)
                                                                $           $
                                                            ---------    ------
Fort James Corp.
      6.625% due 09/15/04                                         150       149
Fortune Brands, Inc.
      7.125% due 11/01/04                                         160       169
Foster's Finance Corp.
      6.875% due 06/15/11                                         260       268
Fred Meyer, Inc. Holding Co.
      7.450% due 03/01/08                                         200       213
Gap, Inc.
      6.900% due 09/15/07                                         275       242
General Electric Capital Corp.
   Series MTNA
      6.750% due 03/15/32                                         285       280
General Motors Acceptance Corp.
      2.200% due 11/07/03 (f)                                   2,100     2,077
      2.379% due 07/20/04 (f)                                   2,700     2,666
      2.321% due 07/30/04 (f)                                   1,600     1,579
      6.125% due 09/15/06                                         540       546
      6.125% due 02/01/07                                         370       373
      6.875% due 09/15/11                                         855       856
      7.000% due 02/01/12                                         200       202
      8.000% due 11/01/31                                         155       163
Georgia-Pacific Corp.
      8.125% due 05/15/11                                         170       169
GFSI, Inc.
   Series B
      9.625% due 03/01/07                                         230       203
Golden State Bancorp, Inc.
      7.000% due 08/01/03                                          25        25
      7.125% due 08/01/05                                         230       230
Goldman Sachs Group, Inc.
      6.875% due 01/15/11                                         855       869
GTE Corp.
      6.940% due 04/15/28                                         240       216
Harrah's Operating Co., Inc.
      8.000% due 02/01/11                                         140       149
Hartford Financial Services Group, Inc.
      7.900% due 06/15/10                                          60        66
Hartford Life, Inc.
      7.650% due 06/15/27                                         140       150
HCA, Inc.
      7.500% due 12/15/23                                         435       431
Health Net, Inc.
      8.375% due 04/15/11                                          95       102
Healthsouth Corp.
      10.750% due 10/01/08                                         40        45
Hertz Corp.
      7.625% due 08/15/07                                          35        35
      7.400% due 03/01/11                                          35        34
Highwoods Realty LP
      8.000% due 12/01/03                                          85        89
Honeywell International, Inc.
      6.125% due 11/01/11                                         230       230
Household Finance Corp.
      5.875% due 02/01/09                                         465       444
      6.375% due 10/15/11                                         145       141
Huntsman International LLC
   Series *
      10.125% due 07/01/09                                        170       153
IBJ Preferred Capital Co. LLC
   Step Up Bond
      8.790% due 12/29/49 (h)                                   1,100       853
Insight Midwest LLC/Insight Capital, Inc.
      10.500% due 11/01/10                                        125       132
Intelsat Ltd.
      7.625% due 04/15/12                                         370       375
Intermedia Communications, Inc.
   Series B
      8.500% due 01/15/08                                         110        80
International Lease Finance Corp.
      6.375% due 03/15/09                                         220       221
International Paper Co.
      8.000% due 07/08/03                                         350       367
International Wire Group, Inc.
      11.750% due 06/01/05                                        100        91
Interpool, Inc.
      6.625% due 03/01/03                                         105       104
J Crew Group Step Up Bond
   Series B
   Zero Coupon due 10/15/08 (a)                                   250       157
J Crew Operating Corp.
      10.375% due 10/15/07                                        100        87
John Deere Capital Corp.
      7.000% due 03/15/12                                         280       287
John Hancock Funds/USA
      7.375% due 02/15/24                                         250       259
Johnsondiversey, Inc.
      9.625% due 05/15/12                                         175       182
JP Morgan Chase & Co.
      5.350% due 03/01/07                                         145       144
      6.750% due 02/01/11                                         100       101
      6.625% due 03/15/12                                          35        35
K Mart Corp.
      9.875% due 06/15/08                                         860       396
Kellogg Co.
   Series B
      7.450% due 04/01/31                                         270       292
Kerr-McGee Corp
      5.875% due 09/15/06                                         230       232
KeySpan Corp.
      7.250% due 11/15/05                                         150       159

                                                       Fixed Income III Fund 97

FIXED INCOME III FUND

                                                      April 30, 2002 (Unaudited)

                                                             PRINCIPAL    MARKET
                                                              AMOUNT       VALUE
                                                               (000)       (000)
                                                                 $           $
                                                             ---------    ------
Kinder Morgan Energy Partners LLC
      7.750% due 03/15/32                                          680       713
Kroger Co.
      8.150% due 07/15/06                                          190       208
      7.250% due 06/01/09                                          300       316
      8.000% due 09/15/29                                          375       410
Lehman Brothers Holdings, Inc.
      6.625% due 04/01/04                                          275       288
      6.625% due 01/18/12                                          300       297
Levi Strauss & Co.
      6.800% due 11/01/03                                          325       318
     11.625% due 01/15/08                                          100       106
Lockheed Martin Corp.
      8.200% due 12/01/09                                        1,390     1,577
      7.750% due 05/01/26                                          130       141
Lodgenet Entertainment Corp.
     10.250% due 12/15/06                                          200       205
Lowe's Co.s, Inc.
      6.875% due 02/15/28                                          260       263
Lyondell Chemical Co.
      9.500% due 12/15/08                                          150       147
MBNA America Bank
   Series BKNT
      7.750% due 09/15/05                                           35        37
   Series BKNT
      6.500% due 06/20/06                                          125       128
MeadWestvaco Corp.
      6.850% due 04/01/12                                           70        71
Merrill Lynch & Co., Inc.
   Series MTNB
      6.130% due 05/16/06                                          235       242
Metropolitan Life Insurance Co.
      7.800% due 11/01/25                                          335       346
Mirant Americas Generation, Inc.
      8.300% due 05/01/11                                          235       221
Mission Energy Holding Co.
     13.500% due 07/15/08                                          300       329
Mohawk Industries, Inc.
      7.200% due 04/15/12                                           45        46
Morgan Stanley Dean Witter & Co.
      5.625% due 01/20/04                                          575       593
      6.750% due 04/15/11                                          355       358
      6.600% due 04/01/12                                          405       404
Nabors Industries, Inc.
      6.800% due 04/15/04                                          170       178
Nationwide Financial Services
      6.250% due 11/15/11                                          265       259
Nevada Power Co.
   Series B
      6.200% due 04/15/04                                          262       236
News America Holdings
      8.875% due 04/26/23                                          250       268
      7.750% due 12/01/45                                          255       234
News America, Inc.
      7.300% due 04/30/28                                          160       145
Nextel Communications, Inc.
   Step Up Bond
     10.650% due 09/15/07                                          150       107
Niagara Mohawk Power Corp.
      6.875% due 04/01/03                                          250       257
   Series F
      7.625% due 10/01/05                                          435       463
Nisource Finance Corp.
      7.875% due 11/15/10                                          310       312
Norfolk Southern Corp.
      6.750% due 02/15/11                                          350       358
      7.700% due 05/15/17                                          320       344
      7.800% due 05/15/27                                          325       351
Northern Border Pipeline Co.
      6.250% due 05/01/07                                          210       211
Occidental Petroleum Corp.
      5.875% due 01/15/07                                           80        81
      9.250% due 08/01/19                                          190       231
Old Kent Bank
      7.750% due 08/15/10                                          330       353
Oneok, Inc.
      7.750% due 08/15/06                                          200       214
Orion Power Holdings, Inc.
     12.000% due 05/01/10                                          150       172
Pemex Master Trust
      8.625% due 02/01/22                                          250       258
Pemex Project Funding Master Trust
      9.125% due 10/13/10                                          230       252
Petco Animal Supplies, Inc.
     10.750% due 11/01/11                                           75        81
Petroleum Helicopters
      9.375% due 05/01/09                                          355       366
PG&E National Energy Group
     10.375% due 05/16/11                                          300       315
Pharmacia Corp.
      6.600% due 12/01/28                                          165       165
Pinnacle Partners
      8.830% due 08/15/04                                          230       232
Plains Resources, Inc.
   Series F
     10.250% due 03/15/06                                           25        26
   Series B
     10.250% due 03/15/06                                            5         5
Popular North America, Inc.
   Series MTNE
      6.125% due 10/15/06                                           80        80

98 Fixed Income III Fund

FIXED INCOME III FUND

                                                      April 30, 2002 (Unaudited)

                                                             PRINCIPAL    MARKET
                                                              AMOUNT       VALUE
                                                               (000)       (000)
                                                                 $            $
                                                             ---------    ------
Praxair, Inc.
      6.150% due 04/15/03                                          160       165
Progress Energy, Inc.
      7.000% due 10/30/31                                          240       233
PSEG Energy Holdings, Inc.
      9.125% due 02/10/04                                          175       180
Public Service Co. of New Mexico
   Series A
      7.100% due 08/01/05                                          500       517
Qwest Capital Funding, Inc.
      7.000% due 08/03/09                                        1,115       797
      7.250% due 02/15/11                                          535       391
      7.750% due 02/15/31                                           30        21
RadioShack Corp.
      7.375% due 05/15/11                                          110       113
Raytheon Co.
      8.200% due 03/01/06                                          260       281
      8.300% due 03/01/10                                          175       193
Reed Elsevier Capital
      6.750% due 08/01/11                                           45        46
Rogers Cable Inc.
      7.875% due 05/01/12                                          305       308
Rohm & Haas Co.
      6.950% due 07/15/04                                          160       169
Scholastic Corp.
      5.750% due 01/15/07                                          385       382
Seagate Technology International
   Step Up Bond
     13.500% due 11/15/07                                          175       210
Sealed Air Corp.
      8.750% due 07/01/08                                          200       211
Simon Property Group LLC
      6.375% due 11/15/07                                          130       129
Singapore Telecommunications, Ltd.
      6.375% due 12/01/11                                          165       163
      7.375% due 12/01/31                                        1,000     1,003
Small Business Administration
      7.449% due 08/01/10                                          487       529
Solutia, Inc.
      6.720% due 10/15/37                                          965       811
Sprint Capital Corp.
      6.000% due 01/15/07                                          305       282
      6.125% due 11/15/08                                          100        90
      7.625% due 01/30/11                                           60        57
      8.375% due 03/15/12                                           70        69
      6.875% due 11/15/28                                          270       213
      8.750% due 03/15/32                                        2,950     2,816
Starwood Hotels & Resorts
   Worldwide, Inc.
      7.375% due 05/01/07                                           35        35
      7.875% due 05/01/12                                          180       180
Sun Microsystems, Inc.
      7.650% due 08/15/09                                          175       181
Swift Energy Co.
      9.375% due 05/01/12                                          100       102
Synagro Technologies Inc.
      9.500% due 04/01/09                                          180       183
Systems 2001 AT LLC
      7.156% due 12/15/11                                          198       203
      6.664% due 09/15/13                                          280       290
TCI Communications, Inc.
      8.650% due 09/15/04                                          250       264
      8.000% due 08/01/05                                        1,030     1,068
      7.875% due 02/15/26                                           80        74
Tenet Healthcare Corp.
      6.000% due 12/01/05                                          650       635
Time Warner Co.s
      7.570% due 02/01/24                                           90        84
Time Warner, Inc.
      7.975% due 08/15/04                                          375       394
      6.625% due 05/15/29                                          185       153
Times Mirror Co.
      7.450% due 10/15/09                                          400       421
Toledo Edison Co.
      8.700% due 09/01/02                                          500       507
Tommy Hilfiger USA
      6.850% due 06/01/08                                           70        65
Transocean Sedco Forex Inc.
      6.750% due 04/15/05                                           85        88
Tricon Global Restaurants, Inc.
      8.875% due 04/15/11                                          300       323
Tyson Foods, Inc.
      6.625% due 10/01/04                                          320       330
UBS Preferred Funding Trust I
      8.622% due 10/29/49 (h)                                      330       371
Union Oil Co. Of California
      6.375% due 02/01/04                                          180       185
Union Pacific Corp.
      5.750% due 10/15/07                                          680       675
      6.125% due 01/15/12                                          340       332
Union Planters Corp.
      7.750% due 03/01/11                                          350       376
United States Steel LLC
     10.750% due 08/01/08                                          175       181
US Airways Pass Through Trust
      8.110% due 02/20/17                                          143       149
US West Capital Funding, Inc.
      6.500% due 11/15/18                                          140        91
USX Corp. Consolidated
      9.375% due 05/15/22                                          295       363
      8.500% due 03/01/23                                          300       342
Valero Energy Corp.
      6.125% due 04/15/07                                          160       162

                                                        Fixed Income III Fund 99

FIXED INCOME III FUND

                                                      April 30, 2002 (Unaudited)

                                                            PRINCIPAL     MARKET
                                                              AMOUNT       VALUE
                                                              (000)        (000)
                                                                $            $
                                                            ---------     ------
Valspar Corp.
      6.000% due 05/01/07                                         230        229
Verizon
      6.500% due 09/15/11                                          40         38
Verizon New York, Inc.
   Series B
      7.375% due 04/01/32                                          85         81
Verizon Wireless, Inc.
      5.375% due 12/15/06                                         175        168
Vimpel-Communications
     10.450% due 04/26/05                                         640        645
Vintage Petroleum Inc.
      8.250% due 05/01/12                                         160        160
Washington Mutual, Inc.
      8.250% due 04/01/10                                         110        122
Waste Management, Inc.
      7.000% due 07/15/28                                         340        317
Westdeutsche Landesbank
      6.050% due 01/15/09                                         400        403
Western Oil Sands Inc.
      8.375% due 05/01/12                                         175        181
Weyerhaeuser Co.
      5.500% due 03/15/05                                         165        167
      7.375% due 03/15/32                                          95         95
Wheeling Island Gaming, Inc.
     10.125% due 12/15/09                                         150        156
Williams Co.s, Inc.
      8.125% due 03/15/12                                         170        174
   Series A
      7.500% due 01/15/31                                         400        368
      7.750% due 06/15/31                                         435        412
WorldCom, Inc. - WorldCom Group
      6.950% due 08/15/28                                         410        168
      8.250% due 05/15/31                                         410        180
WRC Media, Inc./Weekly Reader Corp./
  JLC Learning Corp.
     12.750% due 11/15/09                                         110        114
York International Corp.
      6.625% due 08/15/06                                         330        340
Zurich Capital Trust I
      8.376% due 06/01/37                                         210        206
                                                                         -------
                                                                         108,100
                                                                         -------
EURODOLLAR BONDS - 7.4%
AES Drax Energy, Ltd.
   Series B
      11.500% due 08/30/10                                        390        129
Brazil, Republic of
      3.000% due 04/15/06 (f)                                   2,496      2,237
   Series 1000
      3.250% due 04/15/09                                          82         67
Brazilian Government International Bond
      8.875% due 04/15/24                                         650        439
     11.000% due 08/17/40                                       1,250        975
Colombia Government International Bond
     10.000% due 01/23/12                                         365        349
     11.750% due 02/25/20                                         315        312
Deutsche Telekom International
  Finance BV Step Up Bond
      8.250% due 06/15/30                                       1,410      1,469
Ecuador Government International Bond
      5.000% due 08/15/30                                         805        466
France Telecom
      8.250% due 03/01/11                                       1,090      1,111
France Telecom Step Up Bond
      8.500% due 03/01/31 (f)                                     185        193
Goldman Sachs Group LP
      2.000% due 04/08/05 (f)                                   1,900      1,895
Household Bank Nevada NA
      2.000% due 10/22/03 (f)                                   4,000      3,971
Huntsman International LLC
     10.125% due 07/01/09                                          15         11
KBC Bank Funding Trust II
      7.000% due 06/30/49 (f)                                   1,000        905
Mexico (United Mexican States)
   Series B
      6.250% due 12/31/19                                         300        285
Mexico Government International Bond
      9.875% due 02/01/10                                         415        478
     11.375% due 09/15/16                                         200        258
      8.300% due 08/15/31                                         550        562
Morgan Stanley Dean Witter
   Series T
      2.000% due 03/11/03 (f)                                   2,000      2,002
Nexem, Inc.
      7.875% due 03/15/32                                         300        302
Poland, Republic of
      4.000% due 10/27/24 (f)                                     800        586
Republic of Brazil
      8.000% due 04/15/14 (f)                                     246        194
Royal Bank of Scotland Group PLC
   Series 1
      9.118% due 03/31/49 (h)                                   1,600      1,845
   Series 3
      7.816% due 11/29/49 (h)                                     310        331
Russia, Government of Step Up Bond
   Series REGS
      5.000% due 03/31/30 (f)                                   2,640      1,832
South Africa Government
   International Bond
      7.375% due 04/25/12                                          50         50
Standard Chartered Bank
      8.000% due 05/30/31                                         535        557

100 Fixed Income III Fund

FIXED INCOME III FUND

                                                      April 30, 2002 (Unaudited)

                                                             PRINCIPAL    MARKET
                                                               AMOUNT     VALUE
                                                               (000)      (000)
                                                                 $          $
                                                             ---------    ------
Stora Enso Oyj
      7.375% due 05/15/11                                          340       360
Tembec Industries, Inc.
      8.500% due 02/01/11                                          190       198
Thomson Corp./The
      5.750% due 02/01/08                                          150       149
XL Capital Europe PLC
      6.500% due 01/15/12                                          665       667
                                                                          ------
                                                                          25,185
                                                                          ------

MORTGAGE-BACKED SECURITIES - 53.9%
Ameriquest Mortgage Securities, Inc.
   Series 2000-2 Class A
      2.160% due 07/15/30 (f)                                      594       594
Aurora Loan Services
   Series 2000-2 Class 2A1
      2.550% due 05/25/30 (f)                                      850       851
Banc of America Commercial
   Mortgage, Inc.
      7.197% due 09/15/32                                          375       405
Bank of America Mortgage Securities
   Series 2002-3 Class 1B4
      6.500% due 03/25/32                                          186       143
Bear Stearns Adjustable Rate
  Mortgage Trust
   Series 2000-1 Class 1A
      7.465% due 12/25/30 (f)                                      743       753
Bear Stearns Commercial
   Mortgage Securities
   Series 1999-WF2 Class A2
      7.080% due 06/15/09                                          400       430
Chase Commercial Mortgage
   Securities Corp.
   Series 1999-2 Class A2
      7.198% due 01/15/32                                          500       538
CitiCorp. Mortgage Securities, Inc.
   Series 2002-4 Class B4
      6.418% due 03/25/32                                          190       142
Commercial Mortgage Asset Trust
   Series 1999-C2 Class X
      0.425% due 06/17/20                                            8         0
CS First Boston Mortgage
   Securities Corp.
   Series 2001-S18 Class A2
      2.200% due 08/25/31 (f)                                    2,270     2,262
DLJ Mortgage Acceptance Corp.
   Series 1996-Q5 Class A1
      2.350% due 06/25/26 (f)                                      271       272
Federal Home Loan Mortgage Corp.
      6.500% 15 Year Gold TBA (g)                                1,550     1,598
      6.500% 30 Year Gold TBA (g)                                5,950     6,002
      7.500% 30 Year Gold TBA (g)                                2,400     2,506
      8.500% due 2025                                              154       165
      8.500% due 2027                                              234       250
      8.500% due 2027                                              520       555
      6.500% due 2028                                               26        26
      7.500% due 2030                                               69        72
      8.000% due 2030                                              295       311
      8.000% due 2030                                              501       529
      8.000% due 2031                                              406       429
   Series 1991-1037 Class Z
      9.000% due 02/15/21 (c)                                      369       391
   Series 1994-1707 Class S
      6.925% due 03/15/24 (f)                                    1,009       146
Federal Home Loan Mortgage Corp.
   Series 2002-2432 Class PI
      6.000% due 04/15/23                                          160       160
Federal Home Loan Mortgage Corp.
  (Non Gold)
      8.500% due 2017                                              291       313
     10.500% due 2017                                              141       161
     10.000% due 2020                                              313       354
      6.471% due 2027 (f)                                          300       307
      5.802% due 2028 (f)                                          268       276
      6.658% due 2028 (f)                                          270       277
      7.818% due 2030 (f)                                          184       193
Federal National Mortgage Association
      5.500% 15 Year TBA (g)                                     1,000       993
      6.000% 15 Year TBA (g)                                 2   3,565    23,786
      6.000% 30 Year TBA (g)                                     9,675     9,555
      6.500% 30 Year TBA (g)                                 2   5,725    25,977
      7.000% 30 Year TBA (g)                                 1   4,675    15,100
      7.500% 30 Year TBA (g)                                     4,925     5,130
     10.000% due 2005                                               28        29
      6.000% due 2016                                              287       290
     10.000% due 2016                                               44        49
      6.000% due 2017                                            4,681     4,744
      6.500% due 2017                                            2,500     2,576
     10.000% due 2018                                              248       278
     10.000% due 2024                                              224       251
      7.001% due 2025 (f)                                          146       149
      6.361% due 2026 (f)                                          952       978
      8.000% due 2029                                              151       159
      8.500% due 2029                                               12        13
      7.500% due 2030                                              237       248
      8.500% due 2030                                            3,674     3,913
      9.500% due 2030                                              488       537
      7.500% due 2031                                            2,639     2,756
      8.000% due 2031                                            4,507     4,758
      8.500% due 2031                                            3,043     3,238
      6.000% due 2032                                              950       939
      7.000% due 2032                                              525       541
      8.000% due 2032                                              502       530

                                                       Fixed Income III Fund 101

FIXED INCOME III FUND

                                                      April 30, 2002 (Unaudited)

                                                            PRINCIPAL    MARKET
                                                              AMOUNT      VALUE
                                                              (000)       (000)
                                                                $           $
                                                            ---------    ------
   Series 1992-10 Class ZD
      8.000% due 11/25/21                                       2,264     2,399
Federal National Mortgage Association
   Series 2002-18 Class PG
      5.500% due 06/25/08                                         382       390
Federal National Mortgage Association STRIP
   Series 1997-281 Class 2
      9.000% due 11/01/26                                         250        49
   Series 2000-306 Class IO
      8.000% due 05/01/30                                         615       114
   Series 2001-317 Class 2
      8.000% due 08/01/31                                         721       133
   Series 2001-317 Class 1
   Zero Coupon due 08/01/31                                       721       631
Federal National Mortgage Association
  Whole Loan
   Series 2002-W1 Class 2AIO
      0.649% due 04/25/42                                      12,926       254
First Nationwide Trust
   Series 2000-2 Class IB3
      7.500% due 12/19/30                                          88        90
   Series 2001-4 Class 3A5
      2.450% due 09/25/31 (f)                                   2,229     2,206
First Union-Chase Commercial Mortgage
   Series 1999-C2 Class A2
      6.645% due 06/15/31                                         450       474
First Union-Lehman Brothers-Bank of America
   Series 1998-C2 Class A2
      6.560% due 11/18/35                                         670       705
Freddie Mac STRIP
   Series 1998-191 Class IO
      8.000% due 01/01/28                                         252        53
   Series 2000-207 Class IO
      7.000% due 04/01/30                                         478        91
   Series 2001-215 Class IO
      8.000% due 06/01/31                                         284        48
GE Capital Commercial Mortgage Corp.
   Series 2001-1 Class A1
      6.079% due 05/15/33                                         237       243
GMAC Commercial Mortgage Securities, Inc.
   Series 1998-C2 Class A2
      6.420% due 05/15/35                                         425       444
Government National Mortgage Association
      6.000% 30 Year TBA (g)                                    2,500     2,473
      7.000% 30 Year TBA (g)                                    1,010     1,043
      7.500% 30 Year TBA (g)                                      700       734
   Series 1999-27 Class SE
      6.740% due 08/16/29 (f)                                     676        64
   Series 1999-44 Class SA
      6.690% due 12/16/29 (f)                                     974       103
   Series 2000-29 Class S
      6.643% due 09/20/30 (f)                                     968        73
Government National Mortgage Association I
      6.500% 30 Year TBA (g)                                   12,475    12,635
     10.500% due 2016                                              96       110
     11.000% due 2020                                             227       260
     10.000% due 2022                                             203       229
      7.500% due 2024                                             181       192
      6.500% due 2028                                           1,054     1,071
      7.000% due 2028                                           6,614     6,838
      6.000% due 2029                                           3,198     3,180
      6.500% due 2029                                              30        31
      6.000% due 2031                                             392       388
      6.500% due 2031                                             993     1,006
      7.000% due 2031                                           1,528     1,578
Government National Mortgage Association II
      5.750% 15 Year TBA (g)                                    1,000     1,008
      6.625% due 2023 (f)                                         362       374
      6.750% due 2023 (f)                                         147       151
      6.625% due 2024 (f)                                         946       976
      6.750% due 2024 (f)                                         948       977
      6.375% due 2025 (f)                                       1,100     1,125
      6.750% due 2025 (f)                                          29        30
      6.625% due 2026 (f)                                         561       579
      6.375% due 2027 (f)                                         782       795
      6.625% due 2027 (f)                                          96        99
      6.750% due 2027 (f)                                         785       809
      6.375% due 2028 (f)                                          33        34
      5.500% due 2030 (f)                                       1,826     1,845
JP Morgan Chase Commercial Mortgage Securities Corp.
   Series 2002-CI4A Class A3
      6.162% due 05/12/34                                         200       202
   Series 2001-CIB2 Class A3
      6.429% due 04/15/35                                         250       258
LB-UBS Commercial Mortgage Trust
   Series 2000-C3 Class A1
      7.950% due 07/15/09                                         191       208
   Series 2000-C4 Class A2
      7.370% due 08/15/26                                         200       218
   Series 2001-C3 Class A2
      6.365% due 12/15/28                                         700       720
Option One Mortgage Securities Corp.
  NIM Trust
   Series 2002-2A Class CFTS
      8.830% due 06/26/32                                         307       307

102 Fixed Income III Fund

FIXED INCOME III FUND

                                                     April 30, 2002 (Unaudited)

                                                            PRINCIPAL    MARKET
                                                             AMOUNT      VALUE
                                                              (000)      (000)
                                                                $          $
                                                            ---------   -------
PNC Mortgage Securities Corp.
   Series 2000-4 Class CB2
      6.819% due 06/25/30                                         171       168
   Series 2000-4 Class CB3
      6.819% due 06/25/30                                          95        89
Salomon Brothers Mortgage Securities VII
   Series 1994-16 Class A
      7.333% due 08/25/24                                         100       102
   Series 1999-NC3 Class A
      2.200% due 07/25/29 (f)                                     431       430
   Series 1999-NC4 Class A
      2.250% due 09/25/29 (f)                                     600       601
   Series 2000-C3 Class A2
      6.592% due 12/18/33                                         500       522
   Series 2001-C1 Class A3
      6.428% due 12/18/35                                         250       258
Vendee Mortgage Trust
   Series 2000-1 Class 2G
      7.250% due 06/15/09                                         260       276
   Series 2002-1 Class 2IO
      0.046% due 08/15/31                                      25,062       556
Washington Mutual Mortgage Securities Corp.
   Series 2001-2 Class B3
      7.230% due 01/25/31                                         303       302
                                                                        -------
                                                                        183,279
                                                                        -------

UNITED STATES GOVERNMENT AGENCIES - 3.5%
Federal Home Loan Mortgage Corp.
      6.750% due 03/15/31                                         820       871
Federal National Mortgage Association
      3.625% due 04/15/04                                       3,410     3,423
      6.250% due 05/15/29                                         395       393
Federal National Mortgage Association
   Zero Coupon due 06/01/17                                     1,350       516
Financing Corp. Principal Only
   Series 15P
   Zero Coupon due 03/07/19 (a)                                   445       150
Financing Corp. Principal Only
   Zero Coupon due 12/27/18                                     3,285     1,120
   Zero Coupon due 04/05/19                                       855       286
Financing Corp. Principal Only Financing Corp.
   Zero Coupon due 05/11/18                                       370       132
   Zero Coupon due 12/06/18                                     1,010       346
   Zero Coupon due 09/26/19                                       535       174
Los Angeles Regional Airports Improvement Corp., Series C
      7.500% due 12/01/24 (f)                                     210       205
Small Business Administration
      7.500% due 04/01/17                                       4,028     4,365
                                                                        -------
                                                                         11,981
                                                                        -------

UNITED STATES GOVERNMENT
TREASURIES - 3.5%
United States Treasury Inflation Indexed Bonds
      3.375% due 01/15/07 (c)                                     777       806
United States Treasury Note
      3.625% due 03/31/04                                       2,065     2,082
      7.875% due 11/15/04                                       1,685     1,858
      4.625% due 05/15/06                                       1,745     1,768
      6.000% due 08/15/09                                         440       468
      5.000% due 02/15/11                                       1,305     1,297
      8.750% due 05/15/17                                       1,700     2,236
      6.000% due 02/15/26                                         140       144
      5.375% due 02/15/31                                       1,370     1,326
                                                                        -------
                                                                         11,985
                                                                        -------

YANKEE BONDS - 1.6%
Abbey National PLC Step Up Bond
      6.700% due 06/29/49 (h)                                     275       278
Amvescap PLC
      6.600% due 05/15/05                                         875       899
Argentina, Republic of Step Up Bond
      6.000% due 03/31/23 (f)                                     440       197
Avecia
      11.000% due 07/01/09                                        160       168
Fairfax Financial Holdings, Ltd.
      7.750% due 12/15/03                                         315       302
Glencore Nickel, Ltd.
      9.000% due 12/01/14                                         250        50
Global Crossing Holding, Ltd.
      9.125% due 11/15/06 (l)                                     315         7
Laidlaw, Inc.
      7.875% due 04/15/05 (l)                                     410       247
Mastellone Hermanos SA
      11.750% due 04/01/08                                        200        40
National Westminster Bank PLC Step Up Bond
      7.750% due 04/29/49                                         475       511
Province of Quebec
      7.500% due 07/15/23                                       1,180     1,294
Royal KPN NV
      8.000% due 10/01/10                                       1,015     1,043
TELUS Corp.
      8.000% due 06/01/11                                          60        60
Tyco International Group SA
      6.750% due 02/15/11                                         125       100
YPF SA
      8.000% due 02/15/04                                         370       285
                                                                        -------
                                                                          5,481
                                                                        -------

TOTAL LONG-TERM INVESTMENTS
   (cost $360,069)                                                      362,259
                                                                        -------

                                                      Fixed Income III Fund 103

FIXED INCOME III FUND

                                                      April 30, 2002 (Unaudited)

                                                         PRINCIPAL       MARKET
                                                          AMOUNT         VALUE
                                                           (000)         (000)
                                                             $             $
                                                         ---------       ------
OPTIONS PURCHASED - 0.0%
Eurodollar Futures (a)
   Jun 2002 92.50 Put                                        2,125            6
   Jun 2002 93.75 Put                                        1,010            3
   Jun 2002 95.00 Put                                          100           --
   Jun 2002 96.25 Put                                           25           --
   Sep 2002 93.00 Put                                          100           --
   Dec 2002 94.25 Put                                           45           --
Eurodollar One Year Midcurve Futures (a)
   Jun 2002 93.50 Put                                          225            1
                                                                         ------
TOTAL OPTIONS PURCHASED
(cost $37)                                                               $   10
                                                                         ======

                                                           NUMBER
                                                             OF
                                                           SHARES
                                                          --------
PREFERRED STOCKS - 0.6%
Cablevision Systems Corp.                                      800           76
California Federal Preferred CAP                            29,250          741
Centaur Funding Corp.                                      555,000          601
Equity Office Properties Trust                              14,000          621
                                                                         ------

TOTAL PREFERRED STOCKS
(cost $2,106)                                                             2,039
                                                                         ------

                                                         PRINCIPAL
                                                          AMOUNT
                                                           (000)
                                                             $
                                                         ---------
SHORT-TERM INVESTMENTS - 21.1%
ANZ Delaware, Inc.
      3.960% due 05/13/02                                    2,750        2,748
Federal Farm Credit Discount Note
      1.660% due 05/21/02 (e)(d)                               700          699
Federal Home Loan Bank Discount Note
      1.745% due 05/08/02 (e)(d)                               100          100
Federal Home Loan Mortgage Corp.
  Discount Note
      1.760% due 05/06/02 (e)(d)                             1,300        1,300
      1.720% due 05/23/02 (e)(d)                               100          100
Frank Russell Investment Company Money Market Fund (e)      61,567       61,567
  Goldman Sachs Group L.P.
      5.750% due 05/13/02                                    2,000        1,999
Pfizer, Inc. Discount Note
      1.760% due 05/10/02 (d)(e)                             1,855        1,854
Solutia, Inc.
      6.500% due 10/15/02                                      245          232
United States Treasury Bill
      1.720% due 05/02/02 (c)(d)(e)                            105          105
      1.710% due 05/23/02 (c)(d)(e)                             25           25
      1.720% due 05/30/02 (c)(d)(e)                             50           50
Washington Post Co. Discount Note
      1.750% due 05/13/02 (d)(e)                             1,000          999
                                                                        -------
TOTAL SHORT-TERM INVESTMENTS
(cost $71,783)                                                           71,778
                                                                        -------

                                                           NUMBER
                                                             OF
                                                           SHARES
                                                          --------
WARRANTS - 0.0%
GT Group Telecom, Inc.(a)
   2010 Warrants                                               450            1
United Mexican States (a)
   2003 Warrants                                           715,000            1
                                                                        -------
TOTAL WARRANTS
(cost $22)                                                                    2
                                                                        -------
Total Investments - 128.2%
(identified cost $434,017)                                              436,088

OTHER ASSETS AND LIABILITIES,
INCLUDING OPTIONS WRITTEN
NET - (28.2%)                                                           (95,910)
                                                                        -------
NET ASSETS - 100.0%                                                     340,178
                                                                        =======

See accompanying notes which are an integral part of the financial statements.

104 Fixed Income III Fund

FIXED INCOME III FUND

                                                      April 30, 2002 (Unaudited)

                                                                    UNREALIZED
                                                      NOTIONAL     APPRECIATION
                                                       AMOUNT     (DEPRECIATION)
                                                       (000)           (000)
FUTURES CONTRACTS                                        $               $
                                                      --------    --------------
LONG POSITIONS
Eurodollar Futures
   expiration date 09/02                                 1,218                6
   expiration date 03/03                                 3,131               22
   expiration date 06/03                                 3,113               17
   expiration date 09/03                                 3,099               13

Germany, Federal Republic
   5 Year Bonds
   expiration date 06/02                                 1,484               (2)

Germany, Federal Republic
   10 Year Bonds
   expiration date 06/02                                 4,516               32

United States Treasury Bonds
   expiration 06/02                                        307                4

United States Treasury 2 Year Notes
   expiration 06/02                                     10,661               26

United States Treasury 5 Year Notes
   expiration 06/02                                      2,439               20

SHORT POSITIONS
United States Treasury Bonds
   expiration 06/02                                        205               (7)

United States Treasury 5 Year Notes
   expiration 06/02                                     10,283              (50)

United States Treasury 10 Year Notes
   expiration 06/02                                      2,955              (37)
                                                                  -------------
Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased                                                       44
                                                                  =============


                                                      NOTIONAL         MARKET
                                                      AMOUNT           VALUE
                                                       (000)           (000)
OPTIONS WRITTEN                                          $               $
                                                      --------    -------------
Eurodollar Futures
   Jun 2002 95.50 Put                                    1,800                5
   Jun 2002 95.75 Put                                    1,093                3
   Jun 2002 96.00 Put                                      133               --
   Jun 2002 97.00 Put                                       30               --
   Sep 2002 96.75 Put                                       48                2
   Sep 2002 96.50 Put                                       30                1
   Sep 2002 97.25 Put                                      128               18
   Dec 2002 96.00 Put                                      390               35
   Dec 2002 96.50 Put                                      375               71

Option Three Month LIBOR
   Oct 2004 5.97 Call                                    3,000               84
   Oct 2004 6.00 Call                                      700               20
   Oct 2004 5.97 Put                                     3,000              144
   Oct 2004 6.00 Put                                       700               33

United States Treasury Notes
   10 Year Futures
   May 2002 100.00 Put                                      74                1
                                                                  -------------
Total Liability for Options Written
   (premiums received $1,368)                                               417
                                                                  =============

  See accompanying notes which are an integral part of the financial statements.

                                                       Fixed Income III Fund 105

FIXED INCOME III FUND

                                                      April 30, 2002 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                   UNREALIZED
                                                                  APPRECIATION
   AMOUNT                 AMOUNT                                 (DEPRECIATION)
    SOLD                  BOUGHT              SETTLEMENT              (000)
    (000)                  (000)                 DATE                   $
-------------         --------------         -------------       --------------
USD         6         CHF         10            05/31/02                     --
USD         4         EUR          4            05/31/02                     --
USD        32         EUR         37            05/31/02                      1
USD        41         EUR         47            05/31/02                      1
USD        47         EUR         54            05/31/02                      1
USD        64         EUR         74            05/31/02                      3
USD        67         EUR         78            05/31/02                      3
USD       167         EUR        194            05/31/02                      8
USD        11         GBP          8            05/31/02                     --
USD        14         GBP         10            05/31/02                     --
USD        16         GBP         11            05/31/02                      1
USD        25         GBP         17            05/31/02                      1
USD        27         GBP         19            05/31/02                      1
USD        27         GBP         19            05/31/02                      1
USD        38         GBP         27            05/31/02                      1
USD        10         JPY      1,337            05/31/02                     --
USD        15         JPY      1,999            05/31/02                      1
USD       125         JPY     16,701            05/31/02                      5
USD       262         JPY     34,459            05/31/02                      7
USD        57         PEN        198            06/17/02                      1
USD       149         PEN        519            07/05/02                      2
USD        42         PLN        179            06/03/02                      3
USD        43         PLN        199            09/30/02                      5
USD        81         ZAR      1,044            01/21/03                     11
CHF        10         USD          6            05/31/02                     --
EUR         6         USD          5            05/31/02                     --
EUR        78         USD         68            05/31/02                     (2)
EUR        84         USD         72            05/31/02                     (3)
EUR       321         USD        280            05/31/02                     (8)
EUR       662         USD        582            07/11/02                    (12)
GBP       186         USD        264            05/21/02                     (7)
GBP         5         USD          7            05/31/02                     --
GBP        14         USD         20            05/31/02                     (1)
GBP        27         USD         38            05/31/02                     (1)
GBP        65         USD         91            05/31/02                     (4)
JPY     9,629         USD         73            05/31/02                     (3)
JPY    44,868         USD        352            05/31/02                      2
PEN       198         USD         57            06/17/02                     (1)
PEN       519         USD        148            07/05/02                     (2)
PLN       179         USD         42            06/03/02                     (2)
PLN       199         USD         45            09/30/02                     (3)
ZAR     1,044         USD         84            01/21/03                     (7)
                                                                            ---
                                                                              3
                                                                            ===

See accompanying notes which are an integral part of the financial statements.

106 Fixed Income III Fund

FIXED INCOME III FUND

                                                      April 30, 2002 (Unaudited)

INTEREST RATE SWAPS

                                                                                             UNREALIZED
                                                                                            APPRECIATION
     NOTIONAL                                                                              (DEPRECIATION)
      AMOUNT                                                             TERMINATION           (000)
      (000)               FUND RECEIVES             FUND PAYS               DATE                 $
-----------------     --------------------     --------------------     -------------      --------------
EUR         1,200     6.000%                    Six Month Libor           03/15/17                     11
GBP           800     Six Month LIBOR           5.000%                    03/15/17                     16
                                                                                           --------------
                                                                                                       27
                                                                                           --------------


INDEX SWAPS

                                                                                                                  UNREALIZED
                                                           NOTIONAL                                              APPRECIATION
                                                            AMOUNT                                              (DEPRECIATION)
                                             COUNTER        (000)                               TERMINATION          (000)
        UNDERLYING SECURITY                   PARTY           $           FLOATING RATE             DATE               $
-----------------------------------      ---------------   --------      ------------------    -------------    --------------
                                                                         1 Month USD LIBOR-
Bear Stearns High Yield Index            Bear Stearns         1,790      BBA plus 2.25%           12/31/02                  15

                                                                         1 Month USD LIBOR-
Bear Stearns High Yield Index            Bear Stearns           890      BBA plus 2.07%           01/03/03                   5

                                                                         1 Month USD LIBOR-
Lehman Brothers US High Yield Index      Lehman Brothers        890      BBA plus 2.10%           12/31/02                   8
                                                                                                                --------------
                                                                                                                            28
                                                                                                                ==============

  See accompanying notes which are an integral part of the financial statements.

                                                       Fixed Income III Fund 107

FIXED INCOME III FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2002 (Unaudited)

ASSETS
Investments at market (including securities on
  loan of $17,505), (identified cost $434,017) ....................   $ 436,088
Cash ..............................................................         465
Foreign currency holdings (identified cost $358) ..................         365
Unrealized appreciation on forward foreign currency
  exchange contracts ..............................................          59
Receivables:
   Dividends and interest .........................................       3,257
   Investments sold (regular settlement) ..........................      10,214
   Investments sold (delayed settlement) ..........................      71,355
   Fund shares sold ...............................................         247
   Daily variation margin on futures contracts ....................           4
Investment of securities lending collateral in
  money market funds, at cost and market value ....................      18,138
Receivable for index swaps ........................................          28
Receivable for interest rate swaps ................................          27
                                                                      ---------
      Total assets ................................................     540,247

LIABILITIES
Payables:
   Investments purchased (regular settlement) ..........  $   6,571
   Investments purchased (delayed settlement) ..........    170,976
   Fund shares redeemed ................................      3,642
   Accrued fees to affiliates ..........................        205
   Other accrued expenses ..............................         64
Unrealized depreciation on forward foreign
  currency exchange contracts ..........................         56
Options written, at market value (premiums
  received $1,368) .....................................        417
Payable upon return of securities loaned ...............     18,138
                                                          ---------
      Total liabilities ...........................................     200,069
                                                                      ---------
NET ASSETS ........................................................   $ 340,178
                                                                      =========

NET ASSETS CONSIST OF:
Undistributed net investment income ...............................   $   1,089
Accumulated distributions in excess of net
  realized gain ...................................................     (13,261)
Unrealized appreciation (depreciation) on:
   Investments ....................................................       2,071
   Futures contracts ..............................................          44
   Options written ................................................         952
   Index swaps ....................................................          28
   Interest rate swaps ............................................          27
   Foreign currency-related transactions ..........................          11
Shares of beneficial interest .....................................         341
Additional paid-in capital ........................................     348,876
                                                                      ---------
NET ASSETS ........................................................   $ 340,178
                                                                      =========

NET ASSET VALUE, offering and redemption price
  per share:
   Class E ($5,303,736 divided by 530,036 shares
     of $.01 par value shares of beneficial
     interest outstanding) ........................................   $   10.01
                                                                      =========
   Class I ($334,864,021 divided by 33,537,043
     shares of $.01 par value shares of beneficial
     interest outstanding) ........................................   $    9.98
                                                                      =========

See accompanying notes which are an integral part of the financial statements.

108 Fixed Income III Fund

FIXED INCOME III FUND

STATEMENT OF OPERATIONS

Amounts in thousands         For the Six Months Ended April 30, 2002 (Unaudited)

INVESTMENT INCOME
   Interest ..............................................................    $  9,540
   Dividends from Money Market Fund ......................................         544
   Dividends .............................................................          70
   Securities Lending Income .............................................           1
                                                                              --------
      Total investment income ............................................      10,155

EXPENSES
   Advisory fees ..............................................    $   930
   Administrative fees - Class E ..............................          1
   Administrative fees - Class I ..............................         93
   Custodian fees .............................................        236
   Transfer agent fees - Class E ..............................          1
   Transfer agent fees - Class I ..............................        107
   Professional fees ..........................................         20
   Registration fees ..........................................         35
   Shareholder servicing fees - Class E .......................          7
   Trustees' fees .............................................          6
   Miscellaneous ..............................................         13
                                                                   -------
   Expenses before reductions .................................      1,449
   Expense reductions .........................................         (6)
                                                                   -------
      Expenses, net ......................................................       1,443
                                                                              --------
Net investment income ....................................................       8,712
                                                                              --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments ................................................          6
   Futures contracts ..........................................        (20)
   Options written ............................................        610
   Index swaps ................................................         43
   Interest rate swaps ........................................         14
   Foreign currency-related transactions ......................        580       1,233
                                                                   -------
Net change in unrealized appreciation (depreciation) on:
   Investments ................................................     (8,762)
   Futures contracts ..........................................       (755)
   Options written ............................................       (407)
   Index swaps ................................................         28
   Interest rate swaps ........................................         27
   Foreign currency-related transactions ......................       (333)    (10,202)
                                                                   -------    --------
Net realized and unrealized gain (loss) ..................................      (8,969)
                                                                              --------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ....................    $   (257)
                                                                              ========

  See accompanying notes which are an integral part of the financial statements.

                                                       Fixed Income III Fund 109

FIXED INCOME III FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands


                                                                      SIX MONTHS ENDED       FISCAL
                                                                       APRIL 30, 2002     YEAR ENDED
                                                                         (UNAUDITED)    OCTOBER 31, 2001
                                                                      ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income ..........................................   $          8,712  $         27,198
   Net realized gain (loss) .......................................              1,233            11,703
   Net change in unrealized appreciation (depreciation) ...........            (10,202)           16,849
                                                                      ----------------  ----------------
      Net increase (decrease) in net assets from operations .......               (257)           55,750
                                                                      ----------------  ----------------
DISTRIBUTIONS
   From net investment income
      Class E .....................................................               (210)             (380)
      Class I .....................................................            (14,337)          (26,576)
      Class Y .....................................................                 --            (1,401)
                                                                      ----------------  ----------------
         Net decrease in net assets from distributions ............            (14,547)          (28,357)
                                                                      ----------------  -----------------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions ..            (83,496)          (71,785)
                                                                      ----------------  ----------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS .......................            (98,300)          (44,392)

NET ASSETS
   Beginning of period ............................................            438,478           482,870
                                                                      ----------------  ----------------
   End of period (including undistributed net investment income
     of $1,089 and $6,924, respectively) ..........................   $        340,178  $        438,478
                                                                      ================  ================

See accompanying notes which are an integral part of the financial statements.

110 Fixed Income III Fund

FIXED INCOME III FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                       FISCAL YEARS ENDED
                                                                           OCTOBER 31,
                                                                       ------------------
                                                              2002*      2001     2000**    1999***
                                                             -------   -------   --------   -------
NET ASSET VALUE, BEGINNING OF PERIOD ......................  $ 10.37   $  9.77   $   9.61   $ 10.12
                                                             -------   -------   --------   -------
INCOME FROM OPERATIONS
   Net investment income (a) ..............................      .22       .57        .51       .35
   Net realized and unrealized gain (loss) ................     (.21)      .61        .11      (.43)
                                                             -------   -------   --------   -------
      Total income from operations ........................      .01      1.18        .62      (.08)
                                                             -------   -------   --------   -------
DISTRIBUTIONS
   From net investment income .............................     (.37)     (.58)      (.46)     (.43)
                                                             -------   -------   --------   -------
NET ASSET VALUE, END OF PERIOD ............................  $ 10.01   $ 10.37   $   9.77   $  9.61
                                                             =======   =======   ========   =======
TOTAL RETURN (%)(b) .......................................      .18     12.47       6.55      (.83)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ...............    5,304     6,037      5,362     2,367

   Ratios to average net assets (%)(c):
      Operating expenses, net .............................      .97       .93        .99       .94
      Operating expenses, gross ...........................      .97       .94       1.15       .94
      Net investment income ...............................     4.33      5.66       6.37      5.63

   Portfolio turnover rate (%) ............................   104.93    165.41     108.08    131.38

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                       Fixed Income III Fund 111

FIXED INCOME III FUND

FINANCIAL HIGHLIGHTS - CLASS I

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                         FISCAL YEARS ENDED
                                                            OCTOBER 31,                    YEARS ENDED DECEMBER 31,
                                                       --------------------    --------------------------------------------
                                             2002*       2001       2000**       1999        1998        1997        1996
                                           --------    --------    --------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD ....  $  10.36    $   9.76    $   9.59    $  10.22    $  10.42    $  10.17    $  10.34
                                           --------    --------    --------    --------    --------    --------    --------
INCOME FROM OPERATIONS
   Net investment income (a) ............       .23         .59         .53         .59         .62         .63         .64
   Net realized and unrealized gain
     (loss) .............................      (.23)        .63         .11        (.62)        .08         .32        (.16)
                                           --------    --------    --------    --------    --------    --------    --------
      Total income from operations ......        --        1.22         .64        (.03)        .70         .95         .48
                                           --------    --------    --------    --------    --------    --------    --------

DISTRIBUTIONS
   From net investment income ...........      (.38)       (.62)       (.47)       (.60)       (.62)       (.64)       (.65)
   From net realized gain ...............        --          --          --          --        (.28)       (.06)         --
                                           --------    --------    --------    --------    --------    --------    --------
      Total distributions ...............      (.38)       (.62)       (.47)       (.60)       (.90)       (.70)       (.65)
                                           --------    --------    --------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD ..........  $   9.98    $  10.36    $   9.76    $   9.59    $  10.22    $  10.42    $  10.17
                                           ========    ========    ========    ========    ========    ========    ========

TOTAL RETURN (%)(b) .....................       .19       12.76        6.75        (.29)       6.80        9.64        4.88

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period
     (in thousands) .....................   334,874     408,341     456,160     467,268     462,190     382,433     292,077

   Ratios to average net assets (%)(c):
      Operating expenses, net ...........       .75         .72         .73         .69         .67         .70         .73
      Operating expenses, gross .........       .76         .72         .74         .69         .67         .70         .73
      Net investment income .............      4.54        5.87        6.58        5.91        5.91        6.13        6.32

   Portfolio turnover rate (%) ..........    104.93      165.41      108.08      131.38      342.49      274.84      144.26

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

112 Fixed Income III Fund

EMERGING MARKETS FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2002 (Unaudited)

                                                                         MARKET
                                                             NUMBER      VALUE
                                                               OF        (000)
                                                             SHARES        $
                                                            --------    --------
COMMON STOCKS - 86.7%
ARGENTINA - 0.4%
Central Costanera (a)                                        437,100         126
IRSA Inversiones y Representaciones SA
  Class B (a)                                                381,802         218
Perez Companc SA Class B (a)                                 509,000         378
Siderar SA Class A (a)                                        13,026          13
Siderca SAIC                                                 350,000         596
                                                                        --------
                                                                           1,331
                                                                        --------

BRAZIL - 1.8%
Banco Bradesco SA/Brazil - ADR                                14,800         438
Brasil Telecom Participacoes SA                           22,269,000         163
Brasil Telecom Participacoes SA - ADR                         24,900         969
Cellular CRT Participacoes SA - Receipt                       61,399          11
Centrais Eletricas Brasileiras SA                         24,791,996         376
Cia Paranaense de Energia                                 60,000,000         404
Cia Siderurgica Nacional SA                               35,959,500         711
Cia Siderurgica Nacional SA - ADR                              4,500          89
Cia Vale do Rio Doce - ADR (a)                                17,382         474
Embratel Participacoes SA (a)                             11,727,000          40
Empresa Brasileira de Aeronautica SA                          40,300         206
Investimentos Itausa                                          29,677           5
Petroleo Brasileiro SA - Petrobras - ADR                      46,410       1,142
Souza Cruz SA                                                104,000         715
Tele Norte Leste Participacoes SA                         18,732,000         209
Votorantim Celulose e Papel SA -
  VCP - ADR                                                   22,300         430
                                                                        --------
                                                                           6,382
                                                                        --------

CAYMAN ISLANDS - 0.1%
Hindustan Lever, Ltd. 2004 Warrants (a)                       27,000         112
Infosys Technologies, Ltd.
  2004 Warrants (a)                                            2,130         161
                                                                        --------
                                                                             273
                                                                        --------

CHILE - 1.6%
Banco Santander Chile - ADR                                   15,600         248
Banco Santiago SA - ADR                                       14,800         286
BBVA Banco BHIF - ADR                                         33,600         409
Cia Cervecerias Unidas SA - ADR                               44,300         672
Cia de Telecomunicaciones de
  Chile SA - ADR                                              63,169         949
Coca-Cola Embonor SA - ADR (a)                               109,300         438
Distribucion y Servicio D&S SA - ADR                          73,100       1,107
Embotelladora Andina SA Class B- ADR                          58,000         380
Empresa Nacional de Electricidad SA/
  Chile - ADR                                                 69,593         645
Enersis SA - ADR                                               2,700          24
Quinenco SA - ADR                                             89,000         499
                                                                        --------
                                                                           5,657
                                                                        --------

CHINA - 3.2%
Aluminum Corp. of China, Ltd.                              3,706,000         665
Aluminum Corp. of China, Ltd. - ADR                            1,600          29
China Petroleum & Chemical Corp.
  Class H                                                 10,333,200       1,656
China Shipping Development Co., Ltd.                         922,000         182
China Southern Airlines Co., Ltd.                            644,000         215
Cosco Pacific, Ltd.                                          920,000         725
Guangdong Kelon Electric (a)                               1,027,300         159
Huaneng Power International, Inc.
  Class H                                                  1,354,000       1,016
Jiangsu Express                                            4,375,900       1,164
PetroChina Co., Ltd.                                       3,816,000         778
Shenzhen Expressway Co., Ltd.                              4,800,000       1,151
Sinopec Beijing Yanhua
  Petrochemical Co., Ltd.                                  4,450,000         656
Sinopec Shanghai Petrochemical Co., Ltd.                   5,430,000         731
Sinopec Yizheng Chemical Fibre Co., Ltd.                   1,409,000         240
Travelsky Technology, Ltd.                                   499,800         385
Yanzhou Co.al Mining Co., Ltd. Class H                     2,500,000       1,002
Zhejiang Expressway Co., Ltd.                              1,700,000         490
                                                                        --------
                                                                          11,244
                                                                        --------

CROATIA - 0.2%
Pliva D.D. - GDR                                              61,500         879
                                                                        --------

CZECH REPUBLIC - 0.7%
Cesky Telecom AS                                              68,000         650
CEZ                                                          285,000         690
Komercni Banka AS (a)                                          7,260         374
Philip Morris                                                  3,500         850
                                                                        --------
                                                                           2,564
                                                                        --------

ECUADOR - 0.2%
La Cemento Nacional Ecuador -
  GDR (144A)                                                     700          91
La Cemento Nacional Ecuador - GDR                              4,800         624
                                                                        --------
                                                                             715
                                                                        --------

EGYPT - 0.3%
l-Ahram Beverages Co. - GDR (a)                               50,800         411
Mobinil-Egyptian Mobile Network                               45,110         272
Orascom Construction Industries                               60,049         396
                                                                        --------
                                                                           1,079
                                                                        --------

GHANA - 0.2%
Ashanti Goldfields Co., Ltd. - GDR (a)                       159,978         800
                                                                        --------

GREECE - 0.1%
Attica Enterprise Holding SA (a)                             123,600         385
                                                                        --------

                                                       Emerging Markets Fund 113

EMERGING MARKETS FUND

                                                      April 30, 2002 (Unaudited)

                                                                        MARKET
                                                             NUMBER      VALUE
                                                               OF        (000)
                                                             SHARES        $
                                                           ---------    --------
HONG KONG - 2.8%
Brilliance China Automotive Holdings, Ltd.                 1,280,000         220
China Merchants Holdings International Co., Ltd.             362,000         278
China Mobile, Ltd. (a)                                     1,781,300       5,836
China Mobile, Ltd. - ADR (a)                                  18,200         302
China Overseas Land & Invest                               2,531,000         305
China Resources Enterprise                                   231,000         224
China Unicom, Ltd. (a)                                     1,188,000       1,158
Citic Pacific, Ltd.                                           33,000          67
CNOOC, Ltd.                                                  310,000         411
Giordano International, Ltd.                                 388,000         248
Global Bio-Chem Technology Group Co, Ltd. (a)                400,000         141
Legend Group, Ltd.                                           427,000         172
New World China Land, Ltd. (a)                               458,800         131
TCL International Holdings, Ltd.                           1,674,000         504
                                                                        --------
                                                                           9,997
                                                                        --------

HUNGARY - 1.4%
Egis Rt.                                                       1,300          73
Gedeon Richter Rt. - GDR                                      13,996         894
Matav Rt                                                     136,600         518
Matav Rt - ADR                                                50,042         946
Mol Magyar Olaj - es Gazipari Rt.                             32,126         671
Mol Magyar Olaj - es Gazipari Rt. - GDR                       58,946       1,223
OTP Bank Rt.                                                  73,340         650
                                                                        --------
                                                                           4,975
                                                                        --------

INDIA - 3.0%
Ashok Leyland, Ltd. - GDR (a)                                  6,600          37
Bajaj Auto, Ltd. - GDR                                        71,000         781
Bses, Ltd. - GDR                                              27,000         402
Dr Reddy's Laboratories, Ltd. - ADR                            8,800         192
Genesis India Investment Co. (a)                             471,800       4,175
HDFC Bank, Ltd. - ADR                                          8,000         121
ICICI, Ltd. - ADR                                             32,000         204
Indo Gulf Corp., Ltd. - GDR (a)                              491,200         393
Indo Gulf Corp., Ltd. - GDR (144A)                            70,000          56
Infosys Technologies, Ltd. - ADR                              21,500       1,334
ITC, Ltd. - GDR                                               22,400         295
Mahanagar Telephone Nigam - ADR (a)                           45,200         289
Ranbaxy Laboratories, Ltd. - GDR                              16,000         301
Reliance Industries, Ltd. - GDR (a)                           65,600         827
Satyam Computer Services - ADR                                12,000         143
State Bank of India, Ltd. - GDR                               34,100         414
Wipro, Ltd. - ADR                                             23,500         793
                                                                        --------
                                                                          10,757
                                                                        --------

INDONESIA - 3.0%
Bank Central Asia Tbk PT                                   7,725,000       2,194
Gudang Garam Tbk PT                                          409,000         502
Gulf Indonesia Resources, Ltd. (a)                            53,200         587
HM Sampoerna Tbk PT                                          982,500         461
Matahari Putra Prima Tbk PT                               11,000,000         884
PT Astra International Tbk (a)                             1,174,500         491
Ramayana Lestari Sentosa Tbk PT                            2,274,000         896
Semen Gresik Persero Tbk PT                                  642,000         702
Telekomunikasi Indonesia Tbk PT                            8,400,000       3,781
Telekomunikasi Indonesia Tbk PT - ADR                         32,616         291
                                                                        --------
                                                                          10,789
                                                                        --------

ISRAEL - 2.1%
Bank Hapoalim, Ltd.                                           99,470         152
Bank Leumi Le-Israel                                         468,000         579
Bezeq Israeli Telecommunication Corp., Ltd. (a)              264,600         250
Check Point Software Technologies (a)                         55,990       1,016
Check Point Software Technologies, Ltd.                        3,800          68
Elbit Systems, Ltd.                                            5,700          93
Israel Chemicals, Ltd.                                     1,285,000       1,245
Lumenis, Ltd. (a)                                              9,100          78
Migdal Insurance Holdings, Ltd.                              134,899         133
Orbotech, Ltd. (a)                                            33,665         874
Precise Software Solutions, Ltd. (a)                          10,700         141
Scitex Corp., Ltd. (a)                                       159,000         485
Super-Sol, Ltd.                                              157,583         532
Taro Pharmaceuticals Industries (a)                            5,050         111
Teva Pharmaceutical Industries - ADR                          30,618       1,715
TTI Team Telecom International, Ltd. (a)                       6,200         147
                                                                        --------
                                                                           7,619
                                                                        --------

JAPAN - 0.1%
THK Co., Ltd. (a)                                            316,000         316
                                                                        --------

JORDAN - 0.1%
Arab Bank PLC                                                  1,410         374
                                                                        --------

LUXEMBOURG - 1.1%
F&C Emerging Markets - Taiwan Investment Co. Sicav/The (a)   161,200       1,643
F&C Indian Investment Co. Sicav (a)                          231,089         964
Infosys Technologies, Ltd. 2002 Warrants (a)                   1,000          75
Millicom International Cellular SA (a)                        63,700         274
Quilmes Industrial SA                                        571,000         300
Quilmes Industrial SA - ADR                                   21,750         253
UBS AG 2003 Warrants (a)                                   5,475,200         138
                                                                        --------
                                                                           3,647
                                                                        --------

114 Emerging Markets Fund

EMERGING MARKETS FUND

                                                      April 30, 2002 (Unaudited)

                                                                         MARKET
                                                              NUMBER      VALUE
                                                                OF        (000)
                                                              SHARES        $
                                                            ---------    -------
MALAYSIA - 3.8%
British American Tobacco Malaysia BHD                          88,700       829
Commerce Asset Holdings BHD                                    76,000       183
Genting BHD                                                   320,400     1,315
Golden Hope Plantations BHD                                   389,000       362
Hong Leong Bank BHD                                           250,000       355
IJM Corp. BHD                                                 570,000       818
IOI Corporated Berhad                                         416,000       701
Lam Soon Huat Development                                     196,000       297
Magnum Corp. BHD                                              908,000       710
Malakoff BHD                                                  753,000       769
Malayan Banking BHD                                           241,800       585
OYL Industries BHD                                             58,000       328
Perusahaan Otomobil Nasional                                  140,000       416
Petronas Gas BHD                                               39,000        72
Public Bank Berhad (Alien Market)                           1,071,000     1,105
Public Finance Berhad (Alien Market)                           10,000        17
Resorts World BHD                                             421,000     1,163
Road Builder Holdings BHD                                     554,000       904
Sime Darby BHD                                                142,000       202
TAN Chong Motor Holdings BHD                                  908,000       380
Tanjong PLC                                                    52,000       146
Telekom Malaysia BHD                                          403,044     1,029
Tenaga Nasional BHD                                            28,000        83
UMW Holdings BHD                                              215,000       509
YTL Corp. BHD                                                  92,820       123
                                                                         ------
                                                                         13,401
                                                                         ------

MEXICO - 10.4%
Alfa SA de CV (a)                                             413,800       834
America Movil SA de CV - ADR                                  207,734     3,874
Apasco SA de CV                                                36,100       252
Carso Global Telecom SA de CV (a)                             338,056       803
Cemex SA de CV                                                316,833     2,008
Cemex SA de CV - ADR                                           73,774     2,339
Coca-Cola Femsa SA - ADR                                       46,450     1,290
Consorico ARA SA de CV (a)                                    204,200       394
Controladora Comercial Mexicana SA de CV Units              1,064,200       897
Corp Durango SA de CV - ADR (a)                                17,250        70
Corp GEO SA de CV Series B (a)                                 53,000       116
Corp Interamericana de Entretenimiento SA Class B (a)          42,468       116
Cydsa SA de CV (a)                                            277,000       148
Fomento Economico Mexicano SA de CV - ADR                      61,950     2,964
Grupo Aeroportuario del Sureste SA de CV - ADR                 14,650       248
Grupo Cementos Chihuahua Series B                             152,900       120
Grupo Elektra SA de CV                                        233,500       230
Grupo Elektra SA de CV - GDR                                   14,000       136
Grupo Financiero Banorte SA de CV (a)                         813,500     2,174
Grupo Financiero BBVA Bancomer (a)                          1,973,800     1,961
Grupo Iusacell SA de CV - ADR (a)                              65,407       209
Grupo Mexico SA de CV Series B                                155,500       295
Grupo Modelo SA Series C                                      327,900       889
Grupo Televisa SA - ADR (a)                                    48,965     2,213
Hylsamex SA de CV Class B (a)                                 230,000       169
Kimberly-Clark de Mexico SA de CV Class A                     254,600       815
Organizacion Soriana SA de CV Class B (a)                     182,550       631
Telefonos de Mexico SA de CV - ADR                            200,374     7,583
Tubos de Acero de Mexico SA - ADR                              21,800       230
TV Azteca SA de CV - ADR                                       83,200       670
Vitro SA de CV Series A (a)                                   177,600       220
Wal-Mart de Mexico SA de CV                                   320,500     1,072
Wal-Mart de Mexico SA de CV Series C                          362,477     1,017
                                                                         ------
                                                                         36,987
                                                                         ------

PANAMA - 0.1%
Banco Latinoamericano de Exportaciones SA Class E              19,500       363
                                                                         ------

PERU - 0.4%
Cia de Minas Buenaventura SA - ADR                             42,450     1,132
Cia de Minas Buenaventura SA Class B                           21,800       290
Credicorp, Ltd.                                                12,150       113
Volcan Cia Minera SAA Class B                                 306,400        21
                                                                         ------
                                                                          1,556
                                                                         ------

PHILIPPINES - 1.2%
Ayala Corp.                                                   160,800        19
Ayala Land, Inc.                                            7,050,000       975
Equitable PCI Bank (a)                                        620,200       459
Manila Electric Co. Class B (a)                             1,632,040     1,257
Metropolitan Bank & Trust                                   1,019,350       785
Philippine Long Distance Telephone (a)                         16,000       145
SM Prime Holdings                                           1,500,000       175
Universal Robina Corp.                                      3,534,300       286
                                                                         ------
                                                                          4,101
                                                                         ------

POLAND - 0.9%
Agora SA - GDR (a)                                             10,900       169
Bank Pekao SA                                                  25,414       700
Bank Przemyslowo-Handlowy PBK SA - GDR (a)                     12,100       425
Bank Zachodni WBK SA (a)                                        7,430       135
Polski Koncern Naftowy Orlen                                  127,200       586
Polski Koncern Naftowy Orlen - GDR                             80,581       738
Telekomunikacja Polska SA - GDR (a)                            90,208       299
                                                                         ------
                                                                          3,052
                                                                         ------

                                                       Emerging Markets Fund 115

EMERGING MARKETS FUND

                                                     April 30, 2002 (Unaudited)

                                                                        MARKET
                                                           NUMBER       VALUE
                                                             OF         (000)
                                                           SHARES         $
                                                         ---------    ---------
RUSSIA - 5.2%
LUKOIL - ADR                                                55,696        4,013
MMC Norilsk Nickel - ADR (a)                                46,938        1,111
Mobile Telesystems - ADR                                    28,553          895
Mosenergo - ADR                                             26,900          113
OAO Gazprom - ADR (a)                                       69,100        1,106
Surgutneftegaz - ADR                                       218,683        4,152
Unified Energy System - ADR (a)                             32,387          484
Unified Energy System - GDR (a)                             61,372          911
Vimpel-Communications - ADR (a)                             43,855        1,039
Wimm-Bill-Dann Foods OJSC - ADR NEW (a)                      9,600          226
YUKOS - ADR                                                 29,501        4,337
                                                                        -------
                                                                         18,387
                                                                        -------

SINGAPORE - 0.0%
Golden Agri-Resources, Ltd. (a)                            814,300           52
                                                                        -------

SOUTH AFRICA - 6.1%
ABSA Group, Ltd.                                           585,367        1,707
Aeci, Ltd.                                                 539,000        1,024
African Bank Investments, Ltd.                             302,900          214
Alexander Forbes, Ltd.                                     489,368          672
Anglo American Platinum Corp., Ltd.                         27,560        1,315
Anglogold, Ltd.                                             15,810          860
Anglovaal Industries, Ltd.                                 110,000          142
Barloworld, Ltd.                                           146,437          889
FirstRand, Ltd.                                          1,043,310          775
Gencor, Ltd.                                                37,900          198
Gold Fields, Ltd.                                           32,800          396
Harmony Gold Mining Co., Ltd. - ADR                         25,099          328
Impala Platinum Holdings, Ltd.                              34,850        2,269
Imperial Holdings, Ltd.                                     40,541          191
Kumba Resources, Ltd. (a)                                  139,600          554
M-Cell, Ltd.                                               708,900          867
Nedcor, Ltd.                                                23,500          303
Primedia, Ltd.                                              87,500           32
Primedia, Ltd. Class N                                     467,500          156
Remgro, Ltd.                                                40,700          264
Sanlam, Ltd.                                             1,258,000        1,053
Sappi, Ltd.                                                237,200        2,919
Sasol, Ltd.                                                261,443        2,779
Shoprite Holdings, Ltd.                                    255,837          179
Standard Bank Investment Corp., Ltd.                       253,003          819
Super Group, Ltd.                                          189,600          114
Tongaat-Hulett Group, Ltd.                                 103,000          531
Venfin, Ltd. (a)                                           184,400          305
                                                                        -------
                                                                         21,855
                                                                        -------

SOUTH KOREA - 18.1%
Daeduck Electronics Co.                                     49,212          569
Daelim Industrial Co.                                       93,000        1,133
Daewoo Securities Co., Ltd. (a)                             82,430          498
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (a)      52,000          359
Daishin Securities Co.                                      14,700          266
Dongkuk Steel Mill                                         145,680          654
Doosan Heavy Industries and Construction Co., Ltd.          68,640          469
Hana Bank                                                   20,000          262
Hanil Cement Manufacturing                                   9,500          334
Hanjin Shipping                                             65,000          366
Hanwha Chem Corp. (a)                                       47,000          202
Hite Brewery Co., Ltd.                                       7,510          422
Hyundai Development Co.                                     55,000          304
Hyundai Heavy Industries                                    15,000          345
Hyundai Mobis                                               40,600          998
Hyundai Motor Co.                                          141,508        5,269
Hyundai Securities Co. (a)                                  61,000          442
Kangwon Land, Inc.                                           8,122          948
Kookmin Bank                                               151,969        6,945
Kookmin Credit Card Co., Ltd.                               26,896          983
KorAm Bank (a)                                              38,020          363
Korea Electric Power Corp.                                  66,368        1,261
Korea Electric Power Corp. - ADR                            13,148          141
Korea Tobacco & Ginseng Corp.                               48,200          692
Korea Tobacco & Ginseng Corp. - GDR                         26,900          191
Korean Air Co., Ltd.                                        45,000          702
KT Corp.                                                    21,100          953
KT Corp. - ADR                                              37,539          850
KT Freetel (a)                                              42,700        1,279
LG Chem, Ltd.                                               65,462        1,986
LG Electronics Investment, Ltd.                              6,370          281
LG Electronics, Inc. (a)                                    57,330        2,268
LG Household & Health Care, Ltd.                             7,180          222
Lotte Confectionery Co., Ltd.                                2,600        1,311
POSCO                                                       20,011        1,995
POSCO - ADR                                                 19,000          465
S-Oil Corp.                                                 41,360          817
S1 Corp.                                                    39,981          678
Samsung Electro-Mechanics                                   28,580        1,690
Samsung Electronics                                         34,920       10,350
Samsung Electronics - GDR (144A)                             8,800        1,292
Samsung Electronics - GDR (144A)                            22,719        1,705
Samsung Fire & Marine Insurance                             22,590        1,533
Samsung SDI Co., Ltd.                                        7,400          646
Samsung Securities Co., Ltd. (a)                            42,498        1,434
Seoul City Gas Co., Ltd.                                    17,000          214
Shinhan Financial Group Co., Ltd.                          185,530        2,519
SK Corp.                                                    27,400          410
SK Telecom                                                  17,820        3,477
SK Telecom - ADR                                            23,900          511
Tae Young Corp.                                             11,339          375
                                                                        -------
                                                                         64,379
                                                                        -------

116 Emerging Markets Fund

EMERGING MARKETS FUND

                                                      April 30, 2002 (Unaudited)

                                                                          MARKET
                                                               NUMBER      VALUE
                                                                 OF        (000)
                                                               SHARES        $
                                                             ---------    ------

SRI LANKA - 0.0%
DFCC Bank                                                      116,665       137
                                                                          ------

TAIWAN - 9.5%
Acer Communications & Multimedia, Inc.                          95,000       218
Acer, Inc. - GDR (a)                                           126,196       808
Advanced Semiconductor
  Engineering, Inc. (a)                                      1,115,000     1,061
Ambit Microsystems Corp.                                        75,000       340
Asia Cement Corp. - GDR                                        189,639       673
Asustek Computer, Inc.                                         152,000       550
Asustek Computer, Inc. - GDR                                    98,075       333
AU Optronics Corp. (a)                                         141,000       214
Cathay Financial Holding Co., Ltd. (a)                         317,235       476
China Development Financial
  Holding Corp. (a)                                            555,100       387
China Steel Corp.                                            2,517,000     1,147
China Steel Corp. - GDR                                         84,587       761
Chinatrust Commercial Bank                                     653,766       579
Chung Hwa Pulp Corp.                                           349,000       102
Chunghwa Telecom Co., Ltd.                                     140,000       208
Compal Electronics, Inc. (a)                                   569,000       765
Compal Electronics, Inc. - GDR (a)                              99,860       659
Compeq Manufacturing Co. (a)                                   915,000     1,610
Evergreen Marine Corp.                                         456,000       217
Far Eastern Textile Co., Ltd.                                1,340,000       622
Far Eastern Textile Co., Ltd. - GDR                              3,469        16
Faraday Technology Corp.                                       116,500       561
First Commercial Bank/Taipei                                   585,000       418
Formosa Chemicals & Fibre Corp.                                149,000       134
Formosa Plastics Corp.                                         185,000       217
Fubon Financial Holding Co., Ltd. (a)                          441,000       450
HON HAI Precision Industry                                     159,000       697
HON HAI Precision Industry - GDR                                56,440       499
International Commercial Bank China                            175,000       113
Macronix International (a)                                     385,000       300
Macronix International Co., Ltd.
  2004 Warrants                                                508,000       395
NAN YA Plastic                                               1,424,000     1,483
Phoenixtec Power Co., Ltd.                                     447,532       403
Quanta Computer, Inc.                                          148,000       499
Realtek Semiconductor Corp.                                     76,000       357
Ritek Corp.                                                    740,000       773
Ritek Corp. - GDR                                              109,133       220
Siliconware Precision Industries Co. (a)                     1,241,000     1,170
Sinopac Holdings                                               821,370       392
Sunplus Technology Co., Ltd.                                   162,100       561
Sunplus Technology Co., Ltd. - GDR                              10,549        72
Taiwan Semiconductor Manufacturing
  Co, Ltd. 2003 Warrants (a)                                   646,980     1,633
Taiwan Semiconductor Manufacturing
  Co., Ltd. (a)                                              1,373,300     3,466
United Microelectronics Corp. (a)                            2,654,600     4,058
United Microelectronics Corp. - ADR (a                          84,990       858
Via Technologies, Inc./Taiwan                                  121,000       384
Yageo Corp. (a)                                              1,044,000       867
Yuanta Core Pacific Securities Co.                           1,326,000       983
                                                                          ------
                                                                          33,709
                                                                          ------

THAILAND - 2.3%
Advanced Info Service PCL                                       62,000        59
Advanced Info Service PCL                                    1,004,700     1,022
Bangkok Bank PCL (a)                                            70,000       104
Bangkok Expressway PCL                                       1,545,000       532
BEC World PLC                                                  172,100     1,035
Delta Electronics Thai PCL                                     120,000        98
Electricity Generating PCL                                      94,000        89
Kiatnakin Finance & Secs
  2010 Warrants (a)                                            755,000       368
National Petrochemical                                         594,000       639
PTT Exploration & Production PCL                               291,500       701
PTT PCL                                                      1,180,200       812
Quality House Co., Ltd. (a)                                  1,691,000       364
Siam Cement PCL                                                 50,900     1,153
Telecomasia Corp. PCL (a)                                      285,000        52
Thai Farmers Bank (a)                                        1,688,800     1,191
Thai Union Frozen Products PCL                                 112,500        57
                                                                          ------
                                                                           8,276
                                                                          ------

TURKEY - 2.9%
Akbank TAS (a)                                              43,610,400       138
Anadolu Efes Biracilik Ve Malt
  Sanayii AS                                                50,969,696     1,140
Arcelik                                                     11,070,000       103
Brisa Bridgestone Sabanci                                   12,650,000       250
Eregli Demir ve Celik Fabrikalari TAS (a)                    9,590,000       122
Ford Otomotive Sanayii AS (a)                               73,933,972       841
Hurriyet Gazeteci (a)                                       50,983,000       213
KOC Holding AS                                              13,337,973       293
Migros Turk TAS                                             11,733,566       752
Sabanci Holding (a)                                         83,655,928       362
Sabanci Holding - ADR (a)                                      181,855       200
Sasa Dupont Sabanci Polyester
  Sanayi AS (a)                                              5,000,000        48
Tofas Turk Otomobil Fabrik (a)                             165,000,000       597
Trakya CAM Sanayii                                          76,175,344       247
Tupras Turkiye Petrol Rafine                               124,185,000       676
Turkcell Iletisim Hizmet AS (a)                             55,669,924       374
Turkiye Garanti Bankasi (a)                                267,590,464       499
Turkiye IS Bankasi                                         219,786,368     1,229
Vestel Elektronik Sanayi (a)                               135,651,880       334
Yapi VE Kredi Bankasi (a)                                  624,822,680     1,794
                                                                          ------
                                                                          10,212
                                                                          ------

                                                       Emerging Markets Fund 117

EMERGING MARKETS FUND

                                                      April 30, 2002 (Unaudited)

                                                                         MARKET
                                                           NUMBER        VALUE
                                                             OF          (000)
                                                           SHARES          $
                                                        -----------    ---------
UNITED KINGDOM - 1.9%
Anglo American PLC                                           70,100        1,108
Antofagasta PLC                                             196,436        1,645
BHP Billiton PLC                                            204,100        1,095
Dimension Data Holdings PLC (a)                             374,200          331
Genesis Smaller Companies Fund (a)                          131,535        1,797
Old Mutual PLC                                                2,300           22
South African Breweries PLC                                 106,800          863
                                                                       ---------
                                                                           6,861
                                                                       ---------

UNITED STATES - 1.0%
GPO Fin Inbursa SA                                          184,000          230
OGE Energy Corp. (a)                                      1,039,400          864
Opnet Technologies, Inc. (a)                                 98,710          471
Panamerican Beverages, Inc. Class A                          42,900          772
PepsiCo, Inc.                                                   357            2
Phoenix Cos., Inc. New (a)                                   12,500          166
Salomon Smith Barney (a)                                    237,000          731
Southern Peru Copper Corp.                                    2,550           37
Utstarcom, Inc. (a)                                          11,100          272
                                                                       ---------
                                                                           3,545
                                                                       ---------

VENEZUELA - 0.1%
Cia Anonima Nacional Telefonos de
  Venezuela - CANTV - ADR                                    22,826          334
Siderurgica Venezolana "Sivensa" SACA                     1,290,366            3
                                                                       ---------
                                                                             337
                                                                       ---------

ZIMBABWE - 0.4%
Delta Corp., Ltd./Zimbabwe                                1,010,343        1,184
OK Zimbabwe (a)                                           3,361,654          109
Pelhams, Ltd. (a)                                           275,556           44
Zimbabwe Sun, Ltd. (a)                                      391,196           18
                                                                       ---------
                                                                           1,355
                                                                       ---------

TOTAL COMMON STOCKS
(cost $276,508)                                                          308,348
                                                                       ---------

                                                          NOTIONAL
                                                           AMOUNT
                                                           (000)
                                                             $
                                                        -----------
OPTIONS PURCHASED - 0.2%
Bovespa Index Futures (Brazil)
   June 2002 13,900.00 Call                                      --           46
                                                                       ---------
All Shares Index Futures (South Africa)
   June 2002 11,650.00 Call                                       2           84
                                                                       ---------
Kospi 200 Index Futures (South Korea)
   June 2002 87.89 Call                                      31,000          689
                                                                       ---------
TOTAL OPTIONS PURCHASED
(cost $725)                                                                  819
                                                                       ---------


                                                                         MARKET
                                                           NUMBER        VALUE
                                                             OF          (000)
                                                           SHARES          $
                                                        -----------    ---------
PREFERRED STOCKS - 8.7%
BRAZIL - 7.2%
Aracruz Celulose SA - ADR                                    31,200          679
Banco Bradesco SA/Brazil                                451,838,848        2,669
Banco Itau SA                                            17,849,280        1,417
Brasil Telecom Participacoes SA                          39,645,200          307
Brasil Telecom SA                                        66,463,884          357
Celular CRT Participacoes SA Class A                      1,858,000          327
Centrais Eletricas Brasileiras SA Class B                18,200,000          252
Cia Brasileira de Distribuicao Grupo
  Pao de Acucar - ADR                                        52,920        1,244
Cia de Bebidas das Americas                               6,488,710        1,346
Cia de Bebidas das Americas - ADR                            50,300        1,055
Cia de Tecidos do Norte de Minas - Coteminas              5,874,818          520
Cia Energetica de Minas Gerais                           41,378,100          654
Cia Paranaense de Energia                                81,912,000          590
Cia Vale do Rio Doce Class A                                 40,200        1,081
Duratex SA                                                5,401,680          122
Eletropaulo Metropolitana de Sao Paulo SA                 1,710,000           42
Empresa Brasileira de Aeronautica SA                          5,727           33
Empresa Brasileira de Aeronautica SA - ADR                   41,706          960
Gerdau SA                                                26,855,000          358
Investimentos Itau SA                                     1,163,781        1,143
Petroleo Brasileiro SA - Petrobras                          120,520        2,803
Petroleo Brasileiro SA - Petrobras - ADR                    114,575        2,650
Tele Celular Sul Participacoes SA                        79,113,296           97
Tele Centro Oeste Celular Participacoes SA               65,453,000          131
Tele Centro Oeste Celular Participacoes SA - ADR             10,600           63
Tele Norte Leste Participacoes SA                        37,572,548          476
Tele Norte Leste Participacoes SA - ADR                      48,196          609
Telecomunicacoes Brasileiras SA - ADR                        18,700          585
Telemig Celular Participacoes SA                        102,041,000          109
Telemig Celular SA Class C                                   35,333
Telesp Celular Participacoes SA (a)                     109,968,180          279
Uniao de Bancos Brasileiros SA (Units)                    8,007,000          393
Uniao de Bancos Brasileiros SA - GDR                          7,400          181
Usinas Siderurgicas de Minas Gerais SA Class A              174,700          592
Votorantim Celulose e Papel SA - VCP                     35,390,000        1,376
                                                                       ---------
                                                                          25,500
                                                                       ---------

SOUTH KOREA - 1.0%
Hyundai Motor Co.                                            53,170          732
Samsung Electronics                                          18,190        2,738
                                                                       ---------
                                                                           3,470
                                                                       ---------

118 Emerging Markets Fund

EMERGING MARKETS FUND

                                                      April 30, 2002 (Unaudited)

                                                                     MARKET
                                                     NUMBER          VALUE
                                                       OF            (000)
                                                     SHARES            $
                                                    ---------     -------------
THAILAND - 0.5%
Siam Commercial Bank PCL (a)                        3,340,000             1,877
                                                                  -------------

TOTAL PREFERRED STOCKS
(cost $26,953)                                                           30,847
                                                                  -------------


                                                    PRINCIPAL
                                                     AMOUNT
                                                     (000)
                                                       $
                                                    ---------
SHORT-TERM INVESTMENTS - 4.5%
UNITED STATES - 4.5%
Frank Russell Investment Company
   Money Market Fund (e)                               13,482            13,482
United States Treasury Bill (c)(d)(e)
      1.810% due 06/20/02                               2,000             1,995
      1.800% due 06/20/02                                 600               598
                                                                  -------------
TOTAL SHORT-TERM INVESTMENTS
(cost $16,075)                                                           16,075
                                                                  -------------
TOTAL INVESTMENTS - 100.1%
(identified cost $320,261)                                              356,089

OTHER ASSETS AND LIABILITIES, NET - (0.1%)                                 (193)
                                                                  -------------

NET ASSETS - 100.0%                                                     355,896
                                                                  =============


                                                                    UNREALIZED
                                                     NOTIONAL      APPRECIATION
                                                      AMOUNT      (DEPRECIATION)
                                                      (000)           (000)
FUTURES CONTRACTS                                       $               $
                                                    ---------     --------------
LONG POSITIONS
DAX Index (Germany)
   expiration date 06/02                                  912               (56)

Hang Seng Index (Hong Kong)
   expiration date 05/02                                1,841                29

SIMEX Index (Taiwan)
   expiration date 05/02                                2,397              (158)
                                                                  -------------
Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased                                                     (185)
                                                                  =============


                                                     NOTIONAL          MARKET
                                                      AMOUNT           VALUE
                                                      (000)            (000)
OPTIONS WRITTEN                                         $                $
                                                    ---------     -------------
Bovespa Index Futures (Brazil)
   June 2002 13,900 Put                                    --              (131)

Kospi 200 Index Futures (South Korea)
   June 2002 87.89 Put                                     31              (147)

All Share Index Futures (South Africa)
   Mar 2003 11,650 Put                                      2              (124)
                                                                  -------------
Total Liability for Options
  Written (premiums received $359)                                         (402)
                                                                  =============

  See accompanying notes which are an integral part of the financial statements.

                                                       Emerging Markets Fund 119

EMERGING MARKETS FUND

                                                      April 30, 2001 (Unaudited)

                                                                         MARKET
                                                           % OF          VALUE
                                                            NET          (000)
INDUSTRY DIVERSIFICATION                                  ASSETS           $
                                                          ------        --------
Auto and Transportation                                      4.2%        14,827
Consumer Discretionary                                       5.1         18,160
Consumer Staples                                             6.9         24,416
Financial Services                                          18.7         66,667
Health Care                                                  1.1          3,942
Integrated Oils                                              3.5         12,303
Materials and Processing                                    13.2         46,855
Miscellaneous                                                2.4          8,404
Options                                                      0.2            819
Other Energy                                                 6.1         21,703
Producer Durables                                            7.6         27,210
Technology                                                  10.5         37,489
Utilities                                                   16.1         57,219
Short-Term Investments                                       4.5         16,075
                                                          ------        -------
Total Investments                                          100.1        356,089
Other Assets and Liabilities, net                           (0.1)          (193)
                                                          ------        -------
NET ASSETS                                                 100.0%       355,896
                                                          ======        =======

                                                                         MARKET
                                                           % OF          VALUE
                                                            NET          (000)
GEOGRAPHIC DIVERSIFICATION                                ASSETS           $
                                                          ------        --------
Africa                                                       6.7%        24,010
Asia                                                        48.4        172,189
Europe                                                      12.6         44,464
Latin America                                               22.1         78,465
Middle East                                                  2.5          9,072
Other                                                        1.1          3,818
Japan                                                        0.1            316
United Kingdom                                               1.9          6,861
Options                                                      0.2            819
Short-Term Investments                                       4.5         16,075
                                                          ------        -------
Total Investments                                          100.1        356,089
Other Assets and Liabilities, net                           (0.1)          (193)
                                                          ------        -------
NET ASSETS                                                 100.0%       355,896
                                                          ======        =======


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                                    UNREALIZED
                                                                   APPRECIATION
    AMOUNT                    AMOUNT                              (DEPRECIATION)
     SOLD                     BOUGHT             SETTLEMENT           (000)
     (000)                    (000)                 DATE                $
----------------      --------------------       ----------       --------------
USD          451      BRL            1,100        06/19/02                    17
USD        1,596      BRL            3,900        06/19/02                    65
USD        1,055      EUR            1,200        06/19/02                    24
USD          301      KRW          400,000        06/19/02                     8
USD        1,805      KRW        2,400,000        06/19/02                    51
USD        1,922      ZAR           25,000        03/19/03                   238
ZAR        5,000      USD              385        03/19/03                   (48)
                                                                  --------------
                                                                             355
                                                                  ==============

See accompanying notes which are an integral part of the financial statements.

120 Emerging Markets Fund

EMERGING MARKETS FUND

                                                      April 30, 2002 (Unaudited)

FOREIGN CURRENCY EXCHANGE SPOT CONTRACTS

                                                                   UNREALIZED
                                                                  APPRECIATION
    AMOUNT                    AMOUNT                             (DEPRECIATION)
     SOLD                     BOUGHT            SETTLEMENT           (000)
     (000)                    (000)                DATE                $
----------------      -------------------       ----------       --------------
USD           16      BRL              38        05/02/02                    --
USD           31      BRL              74        05/02/02                    --
USD           32      BRL              74        05/02/02                    --
USD           20      BRL              47        05/03/02                    --
USD           23      BRL              55        05/03/02                    --
USD           31      BRL              73        05/03/02                    --
USD           33      BRL              77        05/03/02                    --
USD           36      BRL              85        05/03/02                    --
USD           51      BRL             122        05/03/02                    --
USD            6      HKD              50        05/03/02                    --
USD           30      MXN             285        05/02/02                    --
USD           14      MYR              54        05/02/02                    --
USD           14      MYR              54        05/02/02                    --
USD           23      MYR              88        05/02/02                    --
USD           96      MYR             364        05/02/02                    --
USD           13      MYR              49        05/03/02                    --
USD           22      MYR              82        05/03/02                    --
USD           79      PHP           4,000        05/02/02                    --
USD                   THB               9        05/02/02                    --
USD           20      THB             863        05/02/02                    --
USD          116      THB           5,000        05/02/02                    --
USD           20      THB             851        05/03/02                    --
USD           11      ZAR             124        05/02/02                    --
USD           47      ZAR             500        05/02/02                    --
USD           76      ZAR             800        05/02/02                    (1)
USD          134      ZAR           1,461        05/02/02                     3
USD          161      ZAR           1,739        05/02/02                     3
USD           74      ZAR             784        05/03/02                    --
USD          140      ZAR           1,520        05/03/02                     3
USD          212      ZAR           2,255        05/03/02                    --
USD           17      ZAR             176        05/06/02                    --
USD           37      ZAR             387        05/06/02                    --
USD           50      ZAR             528        05/06/02                    --
USD           80      ZAR             840        05/06/02                    (1)
USD           16      ZAR             168        05/07/02                    --
USD           29      ZAR             307        05/07/02                    --
USD           47      ZAR             500        05/07/02                    --
USD           77      ZAR             817        05/07/02                    --
USD          122      ZAR           1,289        05/07/02                    (1)
USD          162      ZAR           1,725        05/07/02                    --
BRL           23      USD              10        05/02/02                    --
BRL          359      USD             151        05/02/02                    (1)
HKD           78      USD              10        05/02/02                    --
IDR      198,412      USD              21        05/02/02                    --
IDR      207,365      USD              22        05/01/02                    --
MYR          156      USD              41        05/02/02                    --
MYR          376      USD              99        05/02/02                    --
PLN          357      USD              90        05/02/02                     1
PLN          453      USD             113        05/06/02                    --
ZAR           42      USD               4        05/07/02                    --
ZAR          145      USD              14        05/06/02                    --
ZAR          272      USD              25        05/03/02                    (1)
ZAR          444      USD              42        05/07/02                    --
ZAR          481      USD              46        05/06/02                    --
ZAR          631      USD              58        05/02/02                    (2)
ZAR          721      USD              66        05/03/02                    (2)
ZAR        1,083      USD             102        05/07/02                    --
                                                                             ---
                                                                               1
                                                                             ===

  See accompanying notes which are an integral part of the financial statements.

                                                       Emerging Markets Fund 121

EMERGING MARKETS FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2002 (Unaudited)

ASSETS
Investments at market (identified cost $320,261) ..................   $ 356,089
Foreign currency holdings (identified cost $3,106) ................       2,971
Unrealized appreciation on forward foreign currency exchange
  contracts .......................................................         403
Unrealized appreciation on foreign currency exchange spot
  contracts .......................................................          10
Receivables:
   Dividends and interest .........................................       1,416
   Investments sold ...............................................       2,677
   Fund shares sold ...............................................         591
   From Advisor ...................................................           2
                                                                      ---------
      Total assets ................................................     364,159

LIABILITIES
Payables:
   Investments purchased .............................    $   5,346
   Fund shares redeemed ..............................        1,675
   Accrued fees to affiliates ........................          629
   Other accrued expenses ............................          139
   Daily variation margin on futures contracts .......           15
Unrealized depreciation on forward foreign
  currency exchange contracts ........................           48
Unrealized depreciation on foreign currency
  exchange spot contracts ............................            9
Options written, at market value (premiums
  received $359) .....................................          402
                                                          ---------
      Total liabilities ...........................................       8,263
                                                                      ---------
NET ASSETS ........................................................   $ 355,896
                                                                      =========
NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment
  income ..........................................................   $  (1,531)
Accumulated net realized gain (loss) ..............................    (137,336)
Unrealized appreciation (depreciation) on:
   Investments ....................................................      35,828
   Futures contracts ..............................................        (185)
   Options written ................................................         (43)
   Foreign currency-related transactions ..........................         196
Shares of beneficial interest .....................................         380
Additional paid-in capital ........................................     458,587
                                                                      ---------
NET ASSETS ........................................................   $ 355,896
                                                                      =========
NET ASSET VALUE, offering and redemption price per share:
   Class C ($4,172,309 divided by 455,473 shares of $.01
     par value shares of beneficial interest outstanding) .........   $    9.16
                                                                      =========
   Class E ($8,151,897 divided by 870,987 shares of $.01
     par value shares of beneficial interest outstanding) .........   $    9.36
                                                                      =========
   Class S ($343,572,024 divided by 36,627,609 shares of
     $.01 par value shares of beneficial interest
     outstanding) .................................................   $    9.38
                                                                      =========

See accompanying notes which are an integral part of the financial statements.

122 Emerging Markets Fund

EMERGING MARKETS FUND

STATEMENT OF OPERATIONS

Amounts in thousands         For the Six Months Ended April 30, 2002 (Unaudited)

INVESTMENT INCOME
   Dividends ........................................................   $ 4,175
   Dividends from Money Market Fund .................................       132
   Interest .........................................................        22
   Less foreign taxes withheld ......................................      (427)
                                                                        -------
      Total investment income .......................................     3,902

EXPENSES
   Advisory fees ............................................ $ 1,896
   Administrative fees - Class C ............................       1
   Administrative fees - Class E ............................       2
   Administrative fees - Class S ............................      93
   Custodian fees ...........................................     617
   Distribution fees - Class C ..............................      12
   Transfer agent fees ......................................     732
   Professional fees ........................................      42
   Registration fees ........................................      41
   Shareholder servicing fees - Class C .....................       4
   Shareholder servicing fees - Class E .....................      10
   Trustees' fees ...........................................       8
   Miscellaneous ............................................      44
                                                              -------
   Expenses before reductions ...............................   3,502
   Expense reductions .......................................      (1)
                                                              -------
      Expenses, net .................................................     3,501
                                                                        -------

Net investment income ...............................................       401
                                                                        -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments ..............................................  (7,179)
   Futures contracts ........................................   1,036
   Options written ..........................................   1,727
   Foreign currency-related transactions ....................    (581)   (4,997)
                                                              -------
Net change in unrealized appreciation (depreciation) on:
   Investments ..............................................  97,148
   Futures contracts ........................................       4
   Options written ..........................................     105
   Foreign currency-related transactions ....................     173    97,430
                                                              -------   -------

Net realized and unrealized gain (loss) .............................    92,433
                                                                        -------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ...............   $92,834
                                                                        =======

  See accompanying notes which are an integral part of the financial statements.

                                                       Emerging Markets Fund 123

EMERGING MARKETS FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                            SIX MONTHS ENDED         FISCAL
                                                                             APRIL 30, 2002        YEAR ENDED
                                                                              (UNAUDITED)       OCTOBER 31, 2001
                                                                            ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income ...................................................   $       401        $     1,402
   Net realized gain (loss) ................................................        (4,997)           (65,687)
   Net change in unrealized appreciation (depreciation) ....................        97,430            (23,545)
                                                                               -----------        -----------
      Net increase (decrease) in net assets from operations ................        92,834            (87,830)
                                                                               -----------        -----------
DISTRIBUTIONS
   From net investment income
      Class S ..............................................................          (663)                --
                                                                               -----------        -----------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions ...........       (19,097)             2,835
                                                                               -----------        -----------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS ................................        73,074            (84,995)

NET ASSETS
   Beginning of period .....................................................       282,822            367,817
                                                                               -----------        -----------
   End of period (including accumulated distributions in excess of net
     investment income of $1,531 and $1,269, respectively) .................   $   355,896        $   282,822
                                                                               ===========        ===========

See accompanying notes which are an integral part of the financial statements.

124 Emerging Markets Fund

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                          FISCAL YEARS ENDED
                                                              OCTOBER 31,
                                                          -------------------
                                                  2002*     2001      2000**    1999***
                                                 -------  --------   --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD ..........   $ 6.89   $  9.15    $ 12.47   $  8.07
                                                  ------   -------    -------   -------
INCOME FROM OPERATIONS
   Net investment income (loss)(a) ............     (.02)     (.04)      (.10)     (.12)
   Net realized and unrealized gain (loss) ....     2.29     (2.22)     (3.20)     4.57
                                                  ------   -------    -------   -------
      Total income from operations ............     2.27     (2.26)     (3.30)     4.45
                                                  ------   -------    -------   -------
DISTRIBUTIONS
   From net investment income .................       --        --       (.02)     (.05)
                                                  ------   -------    -------   -------
NET ASSET VALUE, END OF PERIOD ................   $ 9.16   $  6.89    $  9.15   $ 12.47
                                                  ======   =======    =======   =======
TOTAL RETURN (%)(b) ...........................    32.95    (24.70)    (26.51)    55.43

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ...    4,172     2,377      2,228     1,631

   Ratios to average net assets (%)(c):
      Operating expenses, net .................     3.02      3.08       2.91      2.91
      Operating expenses, gross ...............     3.02      3.09       2.92      2.91
      Net investment income (loss) ............     (.59)     (.55)     (1.02)    (1.23)

   Portfolio turnover rate (%) ................    46.88     83.74      73.11     94.85

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period January 27, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                       Emerging Markets Fund 125

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                 FISCAL YEARS ENDED        YEARS ENDED
                                                                    OCTOBER 31,            DECEMBER 31,
                                                                 ------------------    ------------------
                                                        2002*      2001      2000**      1999     1998***
                                                       -------   -------    -------    -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD ................. $  7.01   $  9.24    $ 12.51    $  8.48    $  7.37
                                                       -------   -------    -------    -------    -------
INCOME FROM OPERATIONS
   Net investment income (loss)(a)(e) ................      --       .02       (.03)      (.04)      (.02)
   Net realized and unrealized gain (loss) ...........    2.35     (2.25)     (3.20)      4.14       1.13
                                                       -------   -------    -------    -------    -------
      Total income from operations ...................    2.35     (2.23)     (3.23)      4.10       1.11
                                                       -------   -------    -------    -------    -------
DISTRIBUTIONS
   From net investment income ........................      --        --       (.04)      (.07)        --
                                                       -------   -------    -------    -------    -------
NET ASSET VALUE, END OF PERIOD ....................... $  9.36   $  7.01    $  9.24    $ 12.51    $  8.48
                                                       =======   =======    =======    =======    =======
TOTAL RETURN (%)(b) ..................................   33.52    (24.13)    (25.90)     48.71      15.06

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ..........   8,152     6,959      6,388      6,314         39

   Ratios to average net assets (%)(c)(d):
      Operating expenses, net ........................    2.34      2.33       2.16       2.17         --
      Operating expenses, gross ......................    2.34      2.33       2.17       2.17         --
      Net investment income (loss) ...................    (.07)      .21       (.30)      (.40)        --

   Portfolio turnover rate (%) .......................   46.88     83.74      73.11      94.85      59.35

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period September 22, 1998 (commencement of sale) to December 31,
    1998.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) The ratio for the period ended December 31, 1997 is not meaningful due to the Class's short period of operation.
(e) Less than $.01 per share for the period ended April 30, 2002.

126 Emerging Markets Fund

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                          FISCAL YEARS ENDED
                                                              OCTOBER 31,                YEARS ENDED DECEMBER 31,
                                                          ------------------    -----------------------------------------
                                                 2002*      2001      2000**      1999       1998       1997       1996
                                               --------   --------   --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD ........  $   7.05   $   9.25   $  12.52   $   8.48   $  11.79   $  12.35   $  11.16
                                               --------   --------   --------   --------   --------   --------   --------
INCOME FROM OPERATIONS
   Net investment income (loss)(a)(d) .......       .01        .04         --        .03        .12        .14        .10
   Net realized and unrealized gain (loss)...      2.34      (2.24)     (3.21)      4.10      (3.35)      (.56)      1.26
                                               --------   --------   --------   --------   --------   --------   --------
      Total income from operations ..........      2.35      (2.20)     (3.21)      4.13      (3.23)      (.42)      1.36
                                               --------   --------   --------   --------   --------   --------   --------
DISTRIBUTIONS
   From net investment income ...............      (.02)        --       (.06)      (.09)      (.08)      (.14)      (.17)
                                               --------   --------   --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD ..............  $   9.38   $   7.05   $   9.25   $  12.52   $   8.48   $  11.79   $  12.35
                                               ========   ========   ========   ========   ========   ========   ========
TOTAL RETURN (%)(b) .........................     33.53     (23.89)    (25.79)     49.03     (27.57)     (3.45)     12.26

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)..   343,572    273,486    359,201    430,794    294,349    333,052    271,490

   Ratios to average net assets (%)(c):
      Operating expenses, net ...............      2.10       2.09       1.91       1.91       1.75       1.64       1.71
      Operating expenses, gross .............      2.10       2.09       1.92       1.91       1.75       1.64       1.72
      Net investment income (loss) ..........       .26        .44       (.02)       .26       1.20        .87        .77

   Portfolio turnover rate (%) ..............     46.88      83.74      73.11      94.85      59.35      50.60      34.62

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) Less than $.01 per share for the period ended October 31, 2000.

                                                       Emerging Markets Fund 127

REAL ESTATE SECURITIES FUND

STATEMENT OF NET ASSETS

                                                     April 30, 2002 (Unaudited)

                                                                        MARKET
                                                          NUMBER        VALUE
                                                            OF          (000)
                                                          SHARES          $
                                                        ----------    ---------
COMMON STOCKS - 96.7%
APARTMENT - 26.2%
Amli Residential Properties Trust (b)                      222,300        5,646
Apartment Investment & Management Co. Class A (b)          504,300       24,761
Archstone-Smith Trust (b)                                1,305,207       35,188
AvalonBay Communities, Inc. (b)                            821,700       39,169
BRE Properties (b)                                         233,400        7,621
Camden Property Trust (b)                                  312,900       12,453
Chateau Communities, Inc. (b)                               86,000        2,632
Equity Residential Properties Trust (b)                    621,600       17,529
Essex Property Trust, Inc. (b)                             263,300       13,692
Post Properties, Inc. (b)                                  284,000        9,653
Summit Properties, Inc. (b)                                138,200        3,234
Sun Communities, Inc. (b)                                  120,400        4,888
United Dominion Realty Trust, Inc. (b)                     216,500        3,616
                                                                        -------
                                                                        180,082
                                                                        -------

HEALTH CARE - 0.7%
Senior Housing Properties Trust                            330,700        4,759
                                                                        -------

HOTELS/LEISURE - 5.2%
Fairmont Hotels & Resorts, Inc.                             47,200        1,345
FelCor Lodging Trust, Inc. (b)                             335,900        7,222
Hospitality Properties Trust (b)                           150,500        5,117
Innkeepers USA Trust (b)                                    94,400        1,083
Meristar Hospitality Corp. (b)                              95,500        1,676
Starwood Hotels & Resorts Worldwide, Inc.                  503,100       19,017
                                                                        -------
                                                                         35,460
                                                                        -------

LEASING - 0.1%
Entertainment Properties Trust (b)                          25,000          579
                                                                        -------

OFFICE/INDUSTRIAL - 32.3%
AMB Property Corp. (b)                                     712,800       19,987
Arden Realty, Inc. (b)                                     627,900       17,675
Boston Properties, Inc. (b)                                826,900       32,233
Brookfield Properties Co.                                  552,500       10,995
CarrAmerica Realty Corp. (b)                               561,500       18,035
Centerpoint Properties Corp. (b)                            43,300        2,369
Corporate Office Properties Trust SBI MD (b)               374,100        5,047
Crescent Real Estate EQT Co. (b)                           133,000        2,609
Duke Realty Corp. (b)                                      150,800        3,966
Equity Office Properties Trust (b)                         755,248       21,623
Kilroy Realty Corp. (b)                                    192,000        5,405
Liberty Property Trust (b)                                 411,900       13,160
Mack-Cali Realty Corp. (b)                                 465,900       15,282
Plum Creek Timber Co., Inc.                                132,000        4,019
Prentiss Properties Trust (b)                              225,000        6,919
Prologis Trust (b)                                         772,100       17,141
PS Business Parks, Inc. (b)                                 17,000          611
Reckson Associates Realty Corp. (b)                        400,800        9,780
SL Green Realty Corp. (b)                                  399,800       14,033
Trizec Hahn Corp.                                           75,500        1,171
                                                                        -------
                                                                        222,060
                                                                        -------

OUTLET CENTERS - 2.2%
Chelsea Property Group, Inc. (b)                           253,400       15,318
                                                                        -------
REGIONAL MALLS - 13.2%
General Growth Properties, Inc. (b)                        464,200       21,228
Macerich Co./The (b)                                       161,500        4,740
Rouse Co./The (b)                                          419,400       13,572
Simon Property Group, Inc. (b)                           1,168,900       39,449
Taubman Centers, Inc. (b)                                  793,500       11,863
                                                                        -------
                                                                         90,852
                                                                        -------

SELF STORAGE - 4.3%
Public Storage, Inc. (b)                                   708,500       26,902
Shurgard Storage Centers, Inc. Class A (b)                  69,000        2,432
                                                                        -------
                                                                         29,334
                                                                        -------

SHOPPING CENTER - 12.5%
Developers Diversified Realty Corp. (b)                    386,600        8,544
Federal Realty Investment Trust (b)                        564,400       15,211
Heritage Property Investment Trust New (a)(b)               48,400        1,193
Kimco Realty Corp. (b)                                     691,800       22,207
Pan Pacific Retail Properties, Inc. (b)                    445,500       14,118
Philips International Realty Corp. (b)                      92,700          210
Ramco-Gershenson Properties (b)                             35,500          651
Regency Centers Corp. (b)                                   79,000        2,323
Vornado Realty Trust (b)                                   490,900       21,649
                                                                        -------
                                                                         86,106
                                                                        -------

TOTAL COMMON STOCKS
(cost $539,228)                                                         664,550
                                                                        -------

                                                        PRINCIPAL
                                                         AMOUNT
                                                          (000)
                                                            $
                                                        ----------
SHORT-TERM INVESTMENTS - 4.1%
Frank Russell Investment Company
   Money Market Fund (e)                                    28,094       28,094
                                                                        -------

TOTAL SHORT-TERM INVESTMENTS
(cost $28,094)                                                           28,094
                                                                        -------

TOTAL INVESTMENTS - 100.8%
(identified cost $567,322)                                              692,644

OTHER ASSETS AND LIABILITIES, NET - (0.8)%                               (5,758)
                                                                        -------

NET ASSETS - 100.0%                                                     686,886
                                                                        =======

See accompanying notes which are an integral part of the financial statements.

128 Real Estate Securities Fund

REAL ESTATE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)      April 30, 2002 (Unaudited)

ASSETS
Investments at market (including securities on
  loan of $4,037), (identified cost $567,322) ......................  $ 692,644
Receivables:
   Fund shares sold ................................................      1,541
   Investments sold ................................................      1,103
   Dividends .......................................................        543
   From Advisor ....................................................          2
Investment of securities lending collateral in
  money market funds, at cost and market value .....................      4,174
                                                                      ---------
      Total assets .................................................    700,007

LIABILITIES
Payables:
   Fund shares redeemed ................................   $   4,945
   Investments purchased ...............................       3,145
   Accrued fees to affiliates ..........................         795
   Other accrued expenses ..............................          62
Payable upon return of securities loaned ...............       4,174
                                                           ---------
      Total liabilities ............................................     13,121
                                                                      ---------
NET ASSETS .........................................................  $ 686,886
                                                                      =========

NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income .......  $  (2,986)
Accumulated net realized gain (loss) ...............................     26,790
Unrealized appreciation (depreciation) on investments ..............    125,322
Shares of beneficial interest ......................................        223
Additional paid-in capital .........................................    537,537
                                                                      ---------
NET ASSETS .........................................................  $ 686,886
                                                                      =========

NET ASSET VALUE, offering and redemption price per share:
   Class C ($9,992,183 divided by 328,998 shares of $.01 par value
     shares of beneficial interest outstanding) ....................  $   30.37
                                                                      =========
   Class E ($11,495,576 divided by 376,020 shares of $.01 par value
     shares of beneficial interest outstanding) ....................  $   30.57
                                                                      =========
   Class S ($665,397,769 divided by 21,624,178 shares of $.01 par
     value shares of beneficial interest outstanding) ..............  $   30.77
                                                                      =========

  See accompanying notes which are an integral part of the financial statements.

                                                 Real Estate Securities Fund 129

REAL ESTATE SECURITIES FUND

STATEMENT OF OPERATIONS

Amounts in thousands         For the Six Months Ended April 30, 2002 (Unaudited)

INVESTMENT INCOME
   Dividends ..................................................................    $ 20,301
   Dividends from Money Market Fund ...........................................         324
                                                                                   --------
      Total investment income .................................................      20,625

EXPENSES
   Advisory fees ...................................................    $ 2,637
   Administrative fees - Class C ...................................          2
   Administrative fees - Class E ...................................          3
   Administrative fees - Class S ...................................        178
   Custodian fees ..................................................        142
   Distribution fees - Class C .....................................         28
   Transfer agent fees - Class C ...................................         10
   Transfer agent fees - Class E ...................................         15
   Transfer agent fees - Class S ...................................        830
   Professional fees ...............................................         27
   Registration fees ...............................................         51
   Shareholder servicing fees - Class C ............................          9
   Shareholder servicing fees - Class E ............................         15
   Trustees' fees ..................................................          8
   Miscellaneous ...................................................         35
                                                                        -------
   Expenses before reductions ......................................      3,990
   Expense reductions ..............................................         (3)
                                                                        -------
      Expenses, net ...........................................................       3,987
                                                                                   --------
Net investment income .........................................................      16,638
                                                                                   --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments .......................................      35,066
Net change in unrealized appreciation (depreciation) on investments ...........      48,694
                                                                                   --------
Net realized and unrealized gain (loss) .......................................      83,760
                                                                                   --------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .........................    $100,398
                                                                                   ========

See accompanying notes which are an integral part of the financial statements.

130 Real Estate Securities Fund

REAL ESTATE SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                          SIX MONTHS ENDED       FISCAL
                                                                           APRIL 30, 2002      YEAR ENDED
                                                                             (UNAUDITED)    OCTOBER 31, 2001
                                                                          ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income ..............................................   $         16,638  $         35,025
   Net realized gain (loss) ...........................................             35,066            24,631
   Net change in unrealized appreciation (depreciation) ...............             48,694             4,162
                                                                          ----------------  ----------------
      Net increase (decrease) in net assets from operations ...........            100,398            63,818
                                                                          ----------------  ----------------
DISTRIBUTIONS
   From net investment income
      Class C .........................................................               (210)             (195)
      Class E .........................................................               (355)             (503)
      Class S .........................................................            (20,313)          (32,506)
                                                                          ----------------  ----------------
         Net decrease in net assets from distributions ................            (20,878)          (33,204)
                                                                          ----------------  ----------------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions ......            (17,047)          (88,217)
                                                                          ----------------  ----------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS ...........................             62,473           (57,603)

NET ASSETS
   Beginning of period ................................................            624,413           682,016
                                                                          ----------------  ----------------
   End of period (including accumulated distributions in excess of net investment income of $2,986 and undistributed net investment
     income of $1,254, respectively) ..................................   $        686,886  $        624,413
                                                                          ================  ================

  See accompanying notes which are an integral part of the financial statements.

                                                 Real Estate Securities Fund 131

REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                       FISCAL YEARS ENDED
                                                                           OCTOBER 31,
                                                                       ------------------
                                                               2002*     2001      2000**    1999***
                                                             -------   -------    -------    -------

NET ASSET VALUE, BEGINNING OF PERIOD ....................... $ 26.97   $ 25.93    $ 22.69    $ 24.13
                                                             -------   -------    -------    -------
INCOME FROM OPERATIONS
   Net investment income (a) ...............................     .58      1.16        .84       1.08
   Net realized and unrealized gain (loss) .................    3.62      1.02       3.11      (1.06)
                                                             -------   -------    -------    -------
      Total income from operations .........................    4.20      2.18       3.95        .02
                                                             -------   -------    -------    -------
DISTRIBUTIONS
   From net investment income ..............................    (.80)    (1.14)      (.71)     (1.46)
                                                             -------   -------    -------    -------
      Total distributions ..................................    (.80)    (1.14)      (.71)     (1.46)
                                                             -------   -------    -------    -------
NET ASSET VALUE, END OF PERIOD ............................. $ 30.37   $ 26.97    $ 25.93    $ 22.69
                                                             =======   =======    =======    =======
TOTAL RETURN (%)(b) ........................................   15.72      8.41      17.54        .19

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ................   9,992     5,718      3,393      1,771

   Ratios to average net assets (%)(c):
      Operating expenses, net ..............................    2.14      2.17       2.16       2.14
      Operating expenses, gross ............................    2.18      2.17       2.16       2.14
      Net investment income ................................    4.03      4.20       4.06       5.12
   Portfolio turnover rate (%) .............................   37.13     44.50      53.30      42.69


*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period January 27, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

132 Real Estate Securities Fund

REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                             FISCAL YEARS ENDED
                                                                 OCTOBER 31,           YEARS ENDED DECEMBER 31,
                                                             ------------------  -----------------------------------
                                                     2002*     2001     2000**    1999      1998     1997    1996***
                                                    -------  -------   --------  -------   -------  -------  -------
NET ASSET VALUE, BEGINNING OF PERIOD .............  $ 27.14  $ 26.07   $  22.76  $ 24.27   $ 31.02  $ 29.18  $ 26.67
                                                    -------  -------   --------  -------   -------  -------  -------
INCOME FROM OPERATIONS
   Net investment income (a) .....................      .69     1.38        .98     1.28      1.26     1.14      .24
   Net realized and unrealized gain (loss) .......     3.63     1.03       3.14    (1.24)    (6.12)    3.95     3.85
                                                    -------  -------   --------  -------   -------  -------  -------
      Total income from operations ...............     4.32     2.41       4.12      .04     (4.86)    5.09     4.09
                                                    -------  -------   --------  -------   -------  -------  -------
DISTRIBUTIONS
   From net investment income ....................     (.89)   (1.34)      (.81)   (1.55)    (1.43)   (1.04)    (.32)
   From net realized gain ........................       --       --         --       --      (.46)   (2.21)   (1.26)
                                                    -------  -------   --------  -------   -------  -------  -------
      Total distributions ........................     (.89)   (1.34)      (.81)   (1.55)    (1.89)   (3.25)   (1.58)
                                                    -------  -------   --------  -------   -------  -------  -------
NET ASSET VALUE, END OF PERIOD ...................  $ 30.57  $ 27.14   $  26.07  $ 22.76   $ 24.27  $ 31.02  $ 29.18
                                                    =======  =======   ========  =======   =======  =======  =======
TOTAL RETURN (%)(b) ..............................    16.10     9.23      18.24      .30    (16.25)   18.20    15.75

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ......   11,496   11,415      9,094    7,134       843      388      101

   Ratios to average net assets (%)(c):
      Operating expenses .........................     1.44     1.42       1.41     1.39      1.47     1.71     1.77
      Net investment income ......................     4.76     4.96       4.78     5.42      4.90     3.94     5.31

   Portfolio turnover rate (%) ...................    37.13    44.50      53.30    42.69     42.58    49.40    51.75

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period November 4, 1996 (commencement of sale) to December 31, 1996.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                 Real Estate Securities Fund 133

REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                               FISCAL YEARS ENDED
                                                                  OCTOBER 31,                    YEARS ENDED DECEMBER 31,
                                                             ----------------------   -------------------------------------------
                                                    2002*       2001        2000**       1999       1998       1997        1996
                                                 ---------   ---------    ---------   ---------  ---------  ---------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD .........   $   27.31   $   26.22    $   22.86   $   24.44  $   30.86  $   29.19   $   23.51
                                                 ---------   ---------    ---------   ---------  ---------  ---------   ---------
INCOME FROM OPERATIONS
   Net investment income (a) .................         .73        1.46         1.04        1.30       1.34       1.36        1.39
   Net realized and unrealized gain (loss) ...        3.66        1.03         3.15       (1.20)     (6.13)      3.93        6.89
                                                 ---------   ---------    ---------   ---------   --------  ---------   ---------
      Total income from operations ...........        4.39        2.49         4.19         .10      (4.79)      5.29        8.28
                                                 ---------   ---------    ---------   ---------   --------  ---------   ---------
DISTRIBUTIONS
   From net investment income ................        (.93)      (1.40)        (.83)      (1.68)     (1.17)     (1.41)      (1.34)
   From net realized gain ....................          --          --           --          --       (.46)     (2.21)      (1.26)
                                                 ---------   ---------    ---------   ---------   --------  ---------   ---------
      Total distributions ....................        (.93)      (1.40)        (.83)      (1.68)     (1.63)     (3.62)      (2.60)
                                                 ---------   ---------    ---------   ---------   --------  ---------   ---------
NET ASSET VALUE, END OF PERIOD ...............   $   30.77   $   27.31    $   26.22   $   22.86   $  24.44  $   30.86   $   29.19
                                                 =========   =========    =========   =========   ========  =========   =========

TOTAL RETURN (%)(b) ..........................       16.26        9.48        18.53         .55     (15.94)     18.99       36.81

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ..     665,398     607,280      669,529     589,300    576,326    615,483     445,619

   Ratios to average net assets (%)(c):
      Operating expenses, net ................        1.19        1.17         1.16        1.14       1.05       1.02        1.04
      Operating expenses, gross ..............        1.19        1.18         1.16        1.14       1.05       1.02        1.04
      Net investment income ..................        5.03        5.19         5.00        5.41       4.93       4.57        5.64

   Portfolio turnover rate (%) ...............       37.13       44.50        53.30       42.69      42.58      49.40       51.75

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

134 Real Estate Securities Fund

SHORT TERM BOND FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2002 (Unaudited)

                                                             PRINCIPAL    MARKET
                                                               AMOUNT      VALUE
                                                               (000)       (000)
                                                                 $           $
                                                             ---------    ------
LONG-TERM INVESTMENTS - 90.9%
ASSET-BACKED SECURITIES - 18.2%
Arcadia Automobile Receivables Trust
   Series 1998-E Class A3
      5.750% due 10/15/06                                        2,325     2,379
California Infrastructure SDG&E-1
   Series 1997-1 Class A5
      6.190% due 09/25/05                                        2,850     2,918
Capital One Auto Finance Trust
   Series 2001-B Class A4
      4.880% due 09/15/08                                        1,100     1,111
CCM Properties LLC
   Series 1995-1 Class A
      8.250% due 01/07/07                                        1,125     1,241
Chase Manhattan Auto Owner Trust
   Series 1998-B Class A4
      5.800% due 02/17/03                                          279       281
   Series 2000-A Class A3
      6.210% due 12/15/04                                          941       962
   Series 2000-A Class A4
      6.260% due 06/15/07                                        3,540     3,699
Chemical Master Credit Card Trust 1
   Series 1996-2 Class A
      5.980% due 09/15/08                                        4,000     4,110
Chevy Chase Auto Receivables Trust
   Series 2001-3 Class A3
      3.950% due 05/16/05                                        1,000     1,011
   Series 2000-1 Class A4
      7.470% due 07/15/05                                        1,370     1,434
Chevy Chase Home Loan Trust
   Series 1996-1 Class A
      7.150% due 05/15/15                                          638       662
Citibank Credit Card Issuance Trust
   Series 2001-A8 Class A8
      4.100% due 12/07/06                                        1,500     1,493
Citibank Credit Card Master Trust I
   Series 1998-3 Class A
      5.800% due 02/07/05                                        1,500     1,532
Citibank Credit Card Master Trust I
   Principal Only
   Series 1997-6 Class A
      4.100% due 08/15/06                                          900       824
CNH Equipment Trust
   Series 2000-B Class A3
      6.880% due 03/15/05                                        1,332     1,354
Conseco Finance Securitizations Corp.
   Series 2000-2 Class A3
      8.070% due 12/01/30                                        1,150     1,201
Contimortgage Home Equity Trust
   Series 1998-2 Class A7
      6.570% due 03/15/23                                        1,000     1,027
Copelco Capital Funding Corp.
   Series 1999-A Class A5
      5.950% due 06/15/04                                        1,250     1,278
   Series 2000-A Class A4
      7.220% due 08/18/05                                        1,500     1,558
CSXT Trade Receivables Master Trust
   Series 1998-1 Class A
      6.000% due 07/26/04                                        1,000     1,031
Daimler Chrysler Auto Trust
   Series 2000-A Class A3
      7.090% due 12/06/03                                        1,952     1,971
   Series 2000-E Class A3
      6.110% due 11/08/04                                          600       616
   Series 2000-D Class A3
      6.660% due 01/08/05                                        1,300     1,333
   Series 2000-B Class A4
      7.630% due 06/08/05                                          600       631
DaimlerChrysler Auto Trust
   Series 2001-A Class A3
      5.160% due 01/06/05                                          900       918
Dealer Auto Receivables Trust
   Series 2000-1 Class A3
      7.070% due 05/17/04                                        2,650     2,696
Discover Card Master Trust I
   Series 1998-7 Class A
      5.600% due 05/16/06                                        1,500     1,540
Fleetwood Credit Corp. Grantor Trust
   Series 1997-B Class A
      6.400% due 05/15/13                                        1,677     1,738
Ford Credit Auto Owner Trust
   Series 2000-E Class A5
      6.770% due 10/15/04                                        3,455     3,605
   Series 2001-C Class A4
      4.830% due 02/15/05                                        1,300     1,328
   Series 2001-B Class A5
      5.360% due 06/15/05                                        2,875     2,950
Green Tree Financial Corp.
   Series 1998-6 Class A5
      6.060% due 04/01/18                                          800       817
   Series 1995-9 Class A5
      6.800% due 12/15/25                                          505       517
   Series 1997-3 Class A5
      7.140% due 07/15/28                                          976     1,008
   Series 1999-3 Class A4
      5.950% due 02/01/31                                        1,000     1,022
J.C.Penney Master Credit Card Trust
   Series 1998-E Class A
      5.500% due 06/15/07                                        3,000     3,101
Massachusetts Special Purpose Trust
   Series 1999-1 Class A2
      6.450% due 09/15/05                                        2,394     2,466

                                                        Short Term Bond Fund 135

SHORT TERM BOND FUND

                                                      April 30, 2002 (Unaudited)

                                                           PRINCIPAL     MARKET
                                                             AMOUNT       VALUE
                                                             (000)        (000)
                                                               $            $
                                                           ---------     ------
MBNA Master Credit Card Trust USA
   Series 1997-F Class A
      6.600% due 11/15/04                                      2,000      2,011
Mellon Auto Grantor Trust
   Series 2000-1 Class A
      7.180% due 10/15/06                                        649        675
   Series 2000-2 Class A
      6.390% due 07/15/07                                      1,785      1,855
Nissan Auto Receivables Owner Trust
   Series 2000-C Class A3
      6.720% due 08/16/04                                        986      1,005
   Series 2001-B Class A3
      4.990% due 02/15/05                                        800        817
   Series 2001-C Class A3
      4.310% due 05/16/05                                        900        915
   Series 2002-A Class A3
      3.580% due 09/15/05                                      1,150      1,155
   Series 2002-B Class A3
      3.990% due 12/15/05                                      1,400      1,412
   Series 2001-B Class A4
      5.350% due 10/15/06                                        925        955
   Series 2001-C Class A4
      4.800% due 02/15/07                                      1,275      1,283
Onyx Acceptance Grantor Trust
   Series 2000-D Class A4
      6.850% due 08/15/07                                      3,500      3,681
PBG Equipment Trust
   Series 1998-1A Class A
      6.270% due 01/20/12                                      1,015      1,057
Peco Energy Transition Trust
   Series 1999-A Class A4
      5.800% due 03/01/07                                      2,000      2,085
Peoplefirst.com Auto Receivables Owner Trust
   Series 2000-1 Class A4
      7.405% due 12/15/06                                      8,500      8,892
Railcar Trust
   Series 1992-1 Class A
      7.750% due 06/01/04                                      1,838      1,915
Ryder Vehicle Lease Trust
   Series 1999-A Class A3
      6.680% due 04/15/04                                        366        370
The Money Store Home Equity Trust
   Series 1995-B Class A6
      7.500% due 01/15/26                                        793        808
TMS SBA Loan Trust
   Series 1996-2 Class A
      2.610% due 04/15/24 (f)                                    394        386
   Series 1997-1 Class A
      2.500% due 01/15/25 (f)                                    603        611
   Series 1997-1 Class B
      2.980% due 01/15/25 (f)                                    402        398
USAA Auto Loan Grantor Trust
   Series 1999-1 Class A
      6.100% due 02/15/06                                        456        466
Wilshire Funding Corp.
   Series 1998-WFC2 Class A3
      7.000% due 12/28/37                                         90         90
World Omni Auto Receivables Trust
   Series 2001-B Class A3
      3.790% due 11/21/05                                      1,000      1,007
                                                                         ------
                                                                         93,212
                                                                         ------

CORPORATE BONDS AND NOTES - 27.7%
Abbott Laboratories
      5.125% due 07/01/04                                      1,000      1,029
      5.625% due 07/01/06                                      1,000      1,028
ABN Amro Bank NV/Chicago
      7.250% due 05/31/05                                      1,000      1,060
Amerada Hess Corp.
      5.300% due 08/15/04                                        510        519
AOL Time Warner, Inc.
      5.625% due 05/01/05                                        525        517
Associates Corp. Of North America
   Series MTNG
      8.440% due 10/27/04                                      3,000      3,290
AT&T Corp.
      6.750% due 04/01/04                                      3,500      3,553
Avalon Properties, Inc.
      7.375% due 09/15/02                                        500        508
AvalonBay Communities, Inc.
      6.250% due 01/15/03                                        500        506
      6.580% due 02/15/04                                        750        778
Bank of America Corp.
      8.125% due 06/15/02                                      2,750      2,770
      2.151% due 08/26/05 (f)                                  1,100      1,100
      5.250% due 02/01/07                                      1,000        999
Bank of Montreal/Chicago
      7.800% due 04/01/07                                      1,000      1,092
Bank One Corp.
      6.400% due 08/01/02                                      2,725      2,753
      7.000% due 07/15/05                                      2,500      2,668
      7.625% due 08/01/05                                      4,133      4,476
Bear Stearns Co.s, Inc.
   Series MTNB
      2.200% due 12/01/03 (f)                                    850        851
British Telecommunications PLC
      3.295% due 12/15/03 (f)                                    200        200
Chevron Trust Fund
      8.110% due 12/01/04                                      1,290      1,369
CIT Group, Inc./Old
      5.625% due 10/15/03                                      3,800      3,742
      7.500% due 11/14/03                                      1,000      1,012

136 Short Term Bond Fund

SHORT TERM BOND FUND

                                                      April 30, 2002 (Unaudited)

                                                             PRINCIPAL    MARKET
                                                              AMOUNT      VALUE
                                                               (000)      (000)
                                                                 $          $
                                                             ---------    ------
Citigroup, Inc.
      5.700% due 02/06/04                                        1,000     1,037
      6.750% due 12/01/05                                        4,825     5,125
Conoco, Inc.
      2.830% due 04/15/03 (f)                                    1,000     1,004
      5.900% due 04/15/04                                          475       490
CSX Corp.
   Series MTNC
      5.850% due 12/01/03                                        1,000     1,029
DaimlerChrysler Financial Services
   North America LLC
   Series MTNR
      1.980% due 06/18/03 (f)                                      400       397
DaimlerChrysler NA Holding Corp.
      2.180% due 08/23/02 (f)                                    2,250     2,246
      2.760% due 12/16/02 (f)                                      300       300
DTE Energy Co.
      6.000% due 06/01/04                                          250       257
Duke Energy Corp.
      7.125% due 09/03/02                                        1,750     1,774
EOP Operating LLC
      6.375% due 02/15/03                                        1,500     1,531
ERP Operating LLC
      6.650% due 11/15/03                                        1,000     1,032
Ford Motor Credit Co.
      2.530% due 06/23/03 (f)                                      500       495
      5.750% due 02/23/04                                        1,500     1,513
      6.700% due 07/16/04                                        5,600     5,739
General Electric Capital Corp.
   Series MTNA
      6.750% due 09/11/03                                        4,000     4,185
   Series MTNA
      7.250% due 05/03/04                                        1,000     1,064
      8.850% due 04/01/05                                        1,000     1,116
   Series MTNA
      5.350% due 03/30/06                                          775       777
   Series MTNA
      8.125% due 04/01/08                                          500       564
      8.500% due 07/24/08                                        1,000     1,148
General Motors Acceptance Corp.
      7.500% due 06/06/02                                        1,000     1,004
      8.500% due 01/01/03                                        1,500     1,537
      5.800% due 03/12/03                                        4,550     4,620
      2.210% due 08/04/03 (f)                                    1,200     1,191
      5.750% due 11/10/03                                        1,750     1,785
      7.625% due 06/15/04                                          250       264
      6.850% due 06/17/04                                          475       495
      2.299% due 07/21/04 (f)                                      300       296
      6.750% due 01/15/06                                          450       464
GTE Florida, Inc.
   Series D
      6.250% due 11/15/05                                          270       276
Household Finance Corp.
      6.125% due 07/15/02                                        1,000     1,006
      6.000% due 05/01/04                                        1,000     1,027
      8.000% due 05/09/05                                        6,000     6,413
HRPT Properties Trust
   Series CL-A
      6.750% due 12/18/02                                        1,000     1,010
Ingersoll-Rand Co.
      5.750% due 02/14/03                                        1,500     1,530
International Lease Finance Corp.
      5.625% due 05/01/02                                        1,000     1,000
   Series MTNG
      8.260% due 02/15/05                                        1,875     2,035
ITT Corp.
      6.750% due 11/15/03                                        1,500     1,511
John Deere Capital Corp.
   Series MTND
      5.520% due 04/30/04                                        1,000     1,020
Kellogg Co.
   Series B
      5.500% due 04/01/03                                          600       612
KFW International Finance, Inc.
   Series E
      5.250% due 03/09/06                                          500       510
Lehman Brothers Holdings, Inc.
      7.750% due 01/15/05                                        2,000     2,140
Morgan Stanley Dean Witter & Co.
   Series MTNC
      2.110% due 09/19/03 (f)                                    1,500     1,500
National Westminster Bancorp
      9.375% due 11/15/03                                        4,500     4,909
Progress Energy, Inc.
      6.750% due 03/01/06                                          325       337
RBSG Capital Corp.
      10.125% due 03/01/04                                       1,000     1,103
Sears Roebuck Acceptance
   Series MTN3
      7.010% due 09/19/02                                        1,000     1,014
   Series MTN4
      6.720% due 09/17/03                                        2,550     2,633
   Series MTN3
      6.560% due 11/20/03                                        1,000     1,038
Southern California Edison
      8.950% due 11/03/03                                        4,000     4,100
Spieker Properties, Inc.
      6.950% due 12/15/02                                        1,000     1,013
Supervalu, Inc.
      7.800% due 11/15/02                                        2,000     2,040
Swiss Bank Corp. NY
      7.250% due 09/01/06                                        1,500     1,620
Tosco Corp.
      7.250% due 01/01/07                                          600       641

                                                        Short Term Bond Fund 137

SHORT TERM BOND FUND

                                                     April 30, 2002 (Unaudited)

                                                            PRINCIPAL    MARKET
                                                              AMOUNT      VALUE
                                                              (000)       (000)
                                                                $           $
                                                            ---------    ------
Upjohn Co-Esot
      9.790% due 02/01/04                                         404       435
US Bancorp
      6.500% due 07/15/02                                       1,600     1,613
Verizon Global Funding Corp.
      6.750% due 12/01/05                                       4,000     4,106
Wachovia Corp.
      6.950% due 11/01/04                                       4,500     4,788
Waste Management, Inc.
      7.100% due 08/01/26                                       1,175     1,201
Wells Fargo & Co.
   Series MTNH
      6.750% due 06/15/07                                         750       796
Wells Fargo Financial Inc.
      6.125% due 02/15/06                                       5,650     5,866
Weyerhaeuser Co.
      5.500% due 03/15/05                                         725       734
WorldCom, Inc. - WorldCom Group
      7.875% due 05/15/03                                         500       385
      7.550% due 04/01/04                                         100        60
                                                                        -------
                                                                        142,321
                                                                        -------

EURODOLLAR BONDS - 3.6%
AIG SunAmerica Funding
   Series E
      6.250% due 06/02/04                                       4,000     4,193
Brazil, Republic of
      3.000% due 04/15/06 (f)                                   1,280     1,147
British Telecommunications PLC
      7.875% due 12/15/05                                       1,100     1,177
Deutsche Telekom International Finance BV Step Up Bond
      7.750% due 06/15/05                                       3,550     3,755
European Investment Bank
   Series E
      5.625% due 02/03/05                                       1,300     1,352
      5.625% due 01/24/06                                         575       598
Goldman Sachs Group LP
      2.000% due 04/08/05 (f)                                   1,200     1,197
International Bank for Reconstruction & Development
      6.015% due 06/21/04                                         375       393
John Hancock Global Funding
      7.500% due 01/31/05                                       1,000     1,082
Panama Government International Bond
      8.250% due 04/22/08                                         100       101
Province of Ontario
      7.375% due 01/27/03                                       1,000     1,035
Telefonica Europe BV
      7.350% due 09/15/05                                       2,500     2,659
                                                                        -------
                                                                         18,689
                                                                        -------

MORTGAGE-BACKED SECURITIES - 20.2%
Asset Securitization Corp.
   Series 1997-D4 Class A1C
      7.420% due 04/14/29                                       2,000     2,142
Bank One Mortgage-Backed Pass-Through
   Series 2000-2 Class 4A
      6.535% due 03/15/30                                         466       480
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2000-1 Class 1A
      7.465% due 12/25/30 (f)                                     743       753
Bear Stearns Commercial Mortgage Securities
   Series 2001-TOP4 Class A1
      5.060% due 11/15/16                                         494       486
   Series 1998-C1 Class A1
      6.340% due 06/16/30                                       1,002     1,045
Chase Commercial Mortgage Securities Corp.
   Series 1997-2 Class A1
      6.450% due 12/12/29                                         699       728
   Series 1999-2 Class A1
      7.032% due 01/15/32                                         314       333
Federal Home Loan Mortgage Corp.
      5.500% due 2008                                             745       753
      6.500% due 2008                                             888       918
      5.500% due 2009                                           1,447     1,462
      6.000% due 2009                                           1,155     1,187
      6.500% due 2009                                           1,076     1,117
      6.000% due 2010                                             954       980
      6.000% due 2011                                           2,854     2,920
      6.000% due 2013                                             884       901
      5.500% due 2014                                             905       905
   Series 1993-1645 Class PD
      4.500% due 09/15/08                                         703       706
Federal Home Loan Mortgage Corp. (Non Gold)
      9.000% due 2005                                              28        29
      6.250% due 2007                                              11        11
      8.000% due 2010                                             462       483
      7.329% due 2031 (f)                                         516       540
Federal National Mortgage Association
      6.000% 15 Year TBA (g)                                    7,500     7,568
      7.000% due 2004                                             125       127
      8.750% due 2004                                               4         5
      6.838% due 2005                                             658       698
      6.000% due 2008                                             582       598
      6.500% due 2008                                             825       864
      5.500% due 2009                                          18,490    18,758
      8.000% due 2009                                             264       279
      6.000% due 2010                                           1,773     1,824
      6.500% due 2010                                             832       863

138 Short Term Bond Fund

SHORT TERM BOND FUND

                                                     April 30, 2002 (Unaudited)

                                                            PRINCIPAL    MARKET
                                                              AMOUNT      VALUE
                                                              (000)       (000)
                                                                $           $
                                                            ---------    ------
      6.500% due 2011                                             871       905
      6.000% due 2012                                              12        13
      6.000% due 2013                                             471       483
      7.500% due 2014                                             676       713
      6.000% due 2016                                           1,762     1,785
      6.000% due 2017                                          22,167    22,461
      6.825% due 2018 (f)                                         653       672
      6.433% due 2022 (f)                                         493       508
      6.390% due 2024 (f)                                       1,086     1,116
      7.500% due 2030                                             695       725
Federal National Mortgage Association-Aces
   Series 1996-M6 Class B
      7.397% due 09/17/08                                         209       218
Federal National Mortgage Association Grantor Trust
   Series 2002-T6 Class A1
      3.310% due 02/25/32                                         800       728
First Republic Mortgage Loan Trust
   Series 2000-FRB1 Class A2
      5.181% due 06/25/30                                         456       462
Fleet Mortgage Securities
   Series 2001-1 Class A1
      6.000% due 07/28/29                                         734       745
GE Capital Commercial Mortgage Corp.
   Series 2001-2 Class A1
      5.260% due 08/11/33                                         928       945
   Series 2001-3 Class A1
      5.560% due 06/10/38                                         985       991
Government National Mortgage Association I
      6.000% 15 Year TBA (g)                                    1,000     1,021
      7.250% due 2006                                             508       529
      7.000% due 2007                                              29        31
      6.000% due 2008                                             493       504
      7.000% due 2008                                             479       505
      7.000% due 2009                                             431       454
      7.000% due 2011                                             189       200
      7.000% due 2012                                             221       233
      9.500% due 2017                                               3         3
      6.750% due 2027 (f)                                         662       682
      5.000% due 2032 (f)                                       1,291     1,311
Morgan Stanley Capital I
   Series 1998-WF2 Class A1
      6.340% due 07/15/30                                         666       695
Residential Accredit Loans, Inc.
   Series 2001-QS19 Class A1
      6.000% due 12/25/16                                         935       964
   Series 2000-QS12 Class A1
      7.750% due 10/25/30                                         404       420
Residential Funding Mortgage Securities II
   Series 2000-HI4 Class AI3
      7.490% due 10/25/13                                       3,000     3,081
Residential Funding Mtg Sec I
   Series 2000-S14 Class A1
      7.500% due 11/25/30                                           1         1
Resolution Trust Corp.
   Series 1995-2 Class C1
      7.450% due 05/25/29                                         210       213
Structured Asset Mortgage Investments, Inc.
   Series 1998-9 Class 2A2
      6.125% due 11/25/13                                         806       827
Structured Asset Securities Corp.
   Series 2001-21A Class 1A1
      6.250% due 01/25/32 (f)                                   1,944     1,999
Union Planters Mortgage Finance Corp.
   Series 1999-1 Class A1
      6.250% due 04/01/29                                         272       279
United Mortgage Securities Corp.
   Series 1994-1 Class A2
      5.968% due 06/25/32                                       1,363     1,391
   Series 1993-1 Class AA
      6.585% due 09/25/33                                         444       452
Vendee Mortgage Trust
   Series 1994-1 Class 2E
      6.500% due 01/15/17                                         816       829
   Series 2000-1 Class 2B
      7.250% due 12/15/20                                       1,000     1,043
Washington Mutual
   Series 2000-1 Class A1
      2.140% due 06/25/24 (f)                                     672       672
   Series 2001-1 Class A
      4.826% due 01/25/41                                         164       165
Washington Mutual Mortgage Securities Corp.
   Series 2001-9 Class 1A1
      6.520% due 04/25/28 (f)                                     490       509
Washington Mutual MSC Mortgage Pass-Through CTFS
   Series 2002-AR1 Class 1A1
      6.452% due 11/25/30 (f)                                   1,015     1,025
                                                                        -------
                                                                        103,971
                                                                        -------
MUNICIPAL BONDS - 0.1%
Missouri Higher Education Loan Authority
   Series 1997-97 Class P
      2.340% due 07/25/08 (f)                                     510       508
                                                                        -------

                                                       Short Term Bond Fund 139

SHORT TERM BOND FUND

                                                      April 30, 2002 (Unaudited)

                                                           PRINCIPAL     MARKET
                                                             AMOUNT      VALUE
                                                             (000)       (000)
                                                               $           $
                                                           ---------    -------
UNITED STATES GOVERNMENT AGENCIES - 4.7%
Federal Home Loan Bank System
      5.410% due 12/20/04                                      1,000      1,019
Federal Home Loan Mortgage Corp.
      7.375% due 05/15/03                                     19,000     19,945
Federal National Mortgage Association
      5.250% due 01/15/03                                      1,000      1,021
      4.450% due 05/03/05                                      1,150      1,161
Vendee Mortgage Trust
      6.500% due 05/15/08                                        937        971
                                                                        -------
                                                                         24,117
                                                                        -------

UNITED STATES GOVERNMENT TREASURIES - 12.3%
United States Treasury Note
      6.500% due 05/31/02                                      2,500      2,510
      6.250% due 06/30/02                                      2,000      2,015
      5.750% due 10/31/02                                      1,000      1,019
      5.750% due 12/31/02                                      1,000      1,024
      5.500% due 01/31/03                                      1,000      1,025
      4.000% due 04/30/03                                      1,500      1,525
      5.750% due 04/30/03                                      1,000      1,034
      5.500% due 05/31/03                                      1,500      1,550
      5.250% due 08/15/03                                      1,500      1,550
      4.125% due 11/15/03                                      1,500      1,531
      3.250% due 12/31/03                                      3,000      3,014
      3.000% due 01/31/04                                      8,880      8,872
      4.750% due 02/15/04                                      1,500      1,544
      3.375% due 04/30/04                                      2,335      2,342
      5.250% due 05/15/04                                      1,500      1,559
      5.875% due 11/15/04                                     11,995     12,655
      6.750% due 05/15/05                                     12,450     13,469
      5.750% due 11/15/05                                      3,150      3,321
      8.750% due 11/15/08                                        500        542
     10.375% due 11/15/09                                        900      1,043
                                                                        -------
                                                                         63,144
                                                                        -------

YANKEE BONDS - 4.1%
Abbey National First Capital BV
      8.200% due 10/15/04                                        770        842
African Development Bank
      9.750% due 12/15/03                                      1,720      1,882
Brascan, Ltd.
      7.375% due 10/01/02                                      2,000      2,027
Hydro Quebec
   Series MTNB
      6.520% due 02/23/06                                      1,000      1,068
Inter-American Development Bank
     12.250% due 12/15/08                                      1,250      1,713
Landesbank Baden-Wuerttemberg Girozentrale
      7.875% due 04/15/04                                      2,500      2,694
National Bank Of Canada
   Series B
      8.125% due 08/15/04                                      1,000      1,057
Province of Manitoba
      6.750% due 03/01/03                                      1,000      1,033
      6.125% due 01/19/04                                      2,000      2,100
Province of Quebec
      6.500% due 01/17/06                                      1,000      1,063
Tyco International Group SA
      6.375% due 06/15/05                                        265        226
Vodafone Group PLC
      7.625% due 02/15/05                                      5,000      5,412
                                                                        -------
                                                                         21,117
                                                                        -------

TOTAL LONG-TERM INVESTMENTS
(cost $462,422)                                                         467,079
                                                                        -------

SHORT-TERM INVESTMENTS - 14.9%
Abbey National North America
      1.750% due 06/25/02                                      1,000        997
Federal Home Loan Mortgage Corp.
   Discount Note
      1.790% due 05/01/02 (d)(e)                              12,000     11,999
      1.760% due 05/06/02 (d)(e)                               5,600      5,591
      1.870% due 08/15/02 (e)                                    900        890
Frank Russell Investment Company
   Money Market Fund (e)                                      55,603     55,603
UBS Finance, Inc. Yrs 3&4
   Commercial Paper
      1.790% due 05/02/02                                        600        600
World Bank Discount Note
      1.800% due 07/09/02 (e)                                  1,000        996
                                                                        -------

TOTAL SHORT-TERM INVESTMENTS
(cost $76,690)                                                           76,676
                                                                        -------

TOTAL INVESTMENTS - 105.8%
 (identified cost $539,112)                                             543,755

OTHER ASSETS AND LIABILITIES,
NET - (5.8%)                                                            (29,811)
                                                                        -------

NET ASSETS - 100.0%                                                     513,944
                                                                        =======

See accompanying notes which are an integral part of the financial statements.

140 Short Term Bond Fund

SHORT TERM BOND FUND

                                                      April 30, 2002 (Unaudited)

INTEREST RATE SWAPS

                                                                                           UNREALIZED
                                                                                          APPRECIATION
       NOTIONAL                                                                          (DEPRECIATION)
        AMOUNT                                                          TERMINATION           (000)
        (000)                FUND RECEIVES            FUND PAYS            DATE                 $
---------------------     ------------------     -----------------     -------------     --------------
JPY            60,000     6 month LIBOR          1.810%                   01/11/11                  (26)
USD               800     6.000%                 3 month LIBOR            06/17/07                   38
USD            11,700     6.000%                 3 month LIBOR            06/17/05                  529
                                                                                         --------------
                                                                                                    541
                                                                                         ==============

  See accompanying notes which are an integral part of the financial statements.

                                                        Short Term Bond Fund 141

SHORT TERM BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)      April 30, 2002 (Unaudited)

ASSETS
Investments at market (identified cost $539,112) ...................  $ 543,755
Foreign currency holdings (identified cost $8) .....................          8
Receivables:
   Dividends and interest ..........................................      5,940
   Investments sold (regular settlement) ...........................      1,026
   Investments sold (delayed settlement) ...........................     15,900
   Fund shares sold ................................................      2,540
   From Advisor ....................................................        356
Receivable for interest rate swaps .................................        567
                                                                      ---------
      Total assets .................................................    570,092

LIABILITIES
Payables:
   Due to Custodian ......................................  $  3,649
   Investments purchased (regular settlement) ............    11,737
   Investments purchased (delayed settlement) ............    35,468
   Fund shares redeemed ..................................     4,948
   Accrued fees to affiliates ............................       262
   Other accrued expenses ................................        58
Liability for interest rate swaps ........................        26
                                                            --------
      Total liabilities ............................................     56,148
                                                                      ---------

NET ASSETS .........................................................  $ 513,944
                                                                      ---------
NET ASSETS CONSIST OF:
Undistributed net investment income ................................  $   1,333
Accumulated net realized gain (loss) ...............................    (14,813)
Unrealized appreciation (depreciation) on:
   Investments .....................................................      4,643
   Interest rate swaps .............................................        541
Shares of beneficial interest ......................................        274
Additional paid-in capital .........................................    521,966
                                                                      ---------

NET ASSETS .........................................................  $ 513,944
                                                                      =========
NET ASSET VALUE, offering and redemption price per share:
   Class C ($6,725,176 divided by 358,794 shares of $.01 par value
     shares of beneficial interest outstanding) ....................  $   18.74
                                                                      =========
   Class E ($18,680,674 divided by 994,945 shares of $.01 par value
     shares of beneficial interest outstanding) ....................  $   18.78
                                                                      =========
   Class S ($488,538,582 divided by 26,058,749 shares of $.01 par
     value shares of beneficial interest outstanding) ..............  $   18.75
                                                                      =========

See accompanying notes which are an integral part of the financial statements.

142 Short Term Bond Fund

SHORT TERM BOND FUND

STATEMENT OF OPERATIONS

Amounts in thousands         For the Six Months Ended April 30, 2002 (Unaudited)

INVESTMENT INCOME
   Interest .........................................................   $11,506
   Dividends from Money Market Fund .................................       347
                                                                        -------
      Total investment income .......................................    11,853

EXPENSES
   Advisory fees ...........................................  $ 1,014
   Administrative fees - Class C ...........................        1
   Administrative fees - Class E ...........................        5
   Administrative fees - Class S ...........................      127
   Custodian fees ..........................................      174
   Distribution fees - Class C .............................       13
   Transfer agent fees .....................................      180
   Professional fees .......................................       28
   Registration fees .......................................       68
   Shareholder servicing fees - Class C ....................        4
   Shareholder servicing fees - Class E ....................       22
   Trustees' fees ..........................................       12
   Miscellaneous ...........................................       39
                                                              -------
   Expenses before reductions ..............................    1,687
   Expense reductions ......................................     (455)
                                                              -------
      Expenses, net .................................................     1,232
                                                                        -------
Net investment income ...............................................    10,621
                                                                        -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments .............................................    2,055
   Interest rate swaps .....................................     (427)
   Foreign currency-related transactions ...................       (3)    1,625
                                                              -------
Net change in unrealized appreciation (depreciation) on:
   Investments .............................................   (7,069)
   Interest rate swaps .....................................      347    (6,722)
                                                              -------   -------
Net realized and unrealized gain (loss) .............................    (5,097)
                                                                        -------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ...............   $ 5,524
                                                                        =======

  See accompanying notes which are an integral part of the financial statements.

                                                        Short Term Bond Fund 143

SHORT TERM BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                        SIX MONTHS ENDED         FISCAL
                                                                         APRIL 30, 2002        YEAR ENDED
                                                                          (UNAUDITED)       OCTOBER 31, 2001
                                                                        ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income ..............................................       $   10,621         $    23,629
   Net realized gain (loss) ...........................................            1,625               4,497
   Net change in unrealized appreciation (depreciation) ...............           (6,722)             14,142
                                                                             -----------         -----------
      Net increase (decrease) in net assets from operations ...........            5,524              42,268
                                                                             -----------         -----------

DISTRIBUTIONS
   From net investment income
      Class C .........................................................              (80)                (53)
      Class E .........................................................             (414)               (771)
      Class S .........................................................          (10,815)            (23,892)
                                                                             -----------         -----------
         Net decrease in net assets from distributions ................          (11,309)            (24,716)
                                                                             -----------         -----------

SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions ......           99,198             (30,475)
                                                                             -----------         -----------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS ...........................           93,413             (12,923)

NET ASSETS
   Beginning of period ................................................          420,531             433,454
                                                                             -----------         -----------
   End of period (including undistributed net investment income
     of $1,333 and $2,021, respectively) ..............................      $   513,944         $   420,531
                                                                             ===========         ===========

See accompanying notes which are an integral part of the financial statements.

144 Short Term Bond Fund

SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                          FISCAL YEARS ENDED
                                                                              OCTOBER 31,
                                                                          ------------------
                                                               2002*       2001       2000**      1999***
                                                              -------     -------    -------     --------
NET ASSET VALUE, BEGINNING OF PERIOD .......................  $ 19.01     $ 18.23    $ 18.13     $  18.36
                                                              -------     -------    -------     --------
INCOME FROM OPERATIONS
   Net investment income (a) ...............................      .31         .85        .79          .68
   Net realized and unrealized gain (loss) .................     (.19)        .89        .04         (.31)
                                                              -------     -------    -------      -------
      Total income from operations .........................      .12        1.74        .83          .37
                                                              -------     -------    -------      -------
DISTRIBUTIONS
   From net investment income ..............................     (.39)       (.96)      (.73)        (.60)
                                                              -------     -------    -------      -------
NET ASSET VALUE, END OF PERIOD .............................  $ 18.74     $ 19.01    $ 18.23      $ 18.13
                                                              =======     =======    =======      =======
TOTAL RETURN (%)(b) ........................................      .65        9.77       4.67         2.02

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ................    6,725       1,709        672          801

   Ratios to average net assets (%)(c):
      Operating expenses, net ..............................     1.52        1.52       1.64         1.72
      Operating expenses, gross ............................     1.69        1.66       1.66         1.72
      Net investment income ................................     3.58        4.72       5.01         4.41

   Portfolio turnover rate (%) .............................   107.52      260.94      92.31       177.08

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period March 3, 1999 (commencement of sale) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                        Short Term Bond Fund 145

SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                         FISCAL YEARS ENDED
                                                                             OCTOBER 31,
                                                                         ------------------
                                                               2002*      2001       2000**    1999***
                                                              -------    -------    -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD .......................  $ 19.02    $ 18.24    $ 18.08    $ 18.51
                                                              -------    -------    -------    -------

INCOME FROM OPERATIONS
   Net investment income (a) ...............................      .41       1.02        .88        .80
   Net realized and unrealized gain (loss) .................     (.21)       .85        .07       (.34)
                                                              -------    -------    -------    -------
      Total income from operations .........................      .20       1.87        .95        .46
                                                              -------    -------    -------    -------

DISTRIBUTIONS
   From net investment income ..............................     (.44)     (1.09)      (.79)      (.89)
                                                              -------    -------    -------    -------

NET ASSET VALUE, END OF PERIOD .............................  $ 18.78    $ 19.02    $ 18.24    $ 18.08
                                                              =======    =======    =======    =======

TOTAL RETURN (%)(b) ........................................     1.07      10.54       5.36       2.53

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ................   18,681     17,685      9,898      8,693

   Ratios to average net assets (%)(c):
      Operating expenses, net ..............................      .77        .77        .89        .97
      Operating expenses, gross ............................      .97        .91        .91        .97
      Net investment income ................................     4.40       5.48       5.77       5.05

   Portfolio turnover rate (%) .............................   107.52     260.94      92.31     177.08

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period February 18, 1999 (commencement of sale) to
    December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

146 Short Term Bond Fund

SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                FISCAL YEARS ENDED
                                                                     OCTOBER 31,                  YEARS ENDED DECEMBER 31,
                                                               -------------------     -------------------------------------------
                                                    2002*        2001       2000**       1999        1998        1997        1996
                                                   -------     -------     -------     -------     -------     -------     -------
NET ASSET VALUE, BEGINNING OF PERIOD ...........   $ 18.99     $ 18.22     $ 18.03     $ 18.46     $ 18.35     $ 18.36     $ 18.55
                                                   -------     -------     -------     -------     -------     -------     -------
INCOME FROM OPERATIONS
   Net investment income (a) ...................       .43        1.07         .91         .90         .99        1.08        1.04
   Net realized and unrealized gain (loss) .....      (.21)        .83         .09        (.36)        .11          --        (.19)
                                                   -------     -------     -------     -------     -------     -------     -------
      Total income from operations .............       .22        1.90        1.00         .54        1.10        1.08         .85
                                                   -------     -------     -------     -------     -------     -------     -------
DISTRIBUTIONS
   From net investment income ..................      (.46)      (1.13)       (.81)       (.97)       (.99)      (1.09)      (1.04)
                                                   -------     -------     -------     -------     -------     -------     -------
NET ASSET VALUE, END OF PERIOD .................   $ 18.75     $ 18.99     $ 18.22     $ 18.03     $ 18.46     $ 18.35     $ 18.36
                                                   =======     =======     =======     =======     =======     =======     =======
TOTAL RETURN (%)(b) ............................      1.20       10.76        5.64        3.03        6.09        6.02        4.76

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ....   488,538     401,137     422,884     447,590     260,539     229,470     222,983

   Ratios to average net assets (%)(c):
      Operating expenses, net ..................       .52         .52         .64         .74         .66         .66         .70
      Operating expenses, gross ................       .72         .67         .66         .74         .66         .66         .70
      Net investment income ....................      4.64        5.76        6.00        5.22        5.37        5.70        5.70

   Portfolio turnover rate (%) .................    107.52      260.94       92.31      177.08      129.85      213.14      264.40

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                        Short Term Bond Fund 147

SELECT GROWTH FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2002 (Unaudited)

                                                                          MARKET
                                                               NUMBER      VALUE
                                                                 OF        (000)
                                                               SHARES        $
                                                               ------    -------
COMMON STOCKS - 93.4%
AUTO AND TRANSPORTATION - 1.9%
Arkansas Best Corp. (a)                                         2,000         48
Harley-Davidson, Inc.                                           7,410        393
Mercury Air Group, Inc. (a)                                     6,200         31
Monaco Coach Corp. (a)                                          3,500        101
OMI Corp. (a)                                                  13,900         63
Southwest Airlines Co.                                         12,700        231
United Parcel Service, Inc. Class B                             2,000        120
Werner Enterprises, Inc.                                        4,666         83
                                                                         -------
                                                                           1,070
                                                                         -------

CONSUMER DISCRETIONARY - 18.2%
3DO Co./The (a)                                                17,700         13
Action Performance Co.s, Inc. (a)                               2,500        118
Aldila, Inc. (a)                                                4,300          4
Alliance Gaming Corp. (a)                                      13,500        201
Apollo Group, Inc. (a)                                          4,050        155
AT Cross Co. Class A (a)                                        9,600         68
Autozone, Inc. (a)                                              1,000         76
Bassett Furniture Industries, Inc.                              3,100         64
Bed Bath & Beyond, Inc. (a)                                     5,200        193
Best Buy Co., Inc. (a)                                          1,700        126
Bon-Ton Stores (a)                                             12,000         53
Buca, Inc. (a)                                                  7,000        119
Carriage Services, Inc. (a)                                    11,600         52
CDW Computer Centers, Inc. (a)                                  1,500         82
Cendant Corp. (a)                                              17,530        315
Chico's FAS, Inc. (a)                                           3,200        115
Cintas Corp.                                                    1,000         52
CKE Restaurants, Inc. (a)                                       2,600         32
Clear Channel Communications, Inc. (a)                          7,920        372
Cost Plus, Inc. (a)                                             2,600         77
Direct Focus, Inc. (a)                                          1,650         74
eBay, Inc. (a)                                                  4,490        238
Education Management Corp. (a)                                  2,000         86
Electronic Arts, Inc. (a)                                       2,000        118
Entercom Communications Corp. (a)                               2,200        115
Fastenal Co.                                                    4,300        360
Franklin Covey Co. (a)                                          7,400         20
Gadzooks, Inc. (a)                                              3,000         40
Gannett Co., Inc.                                               1,100         81
Garden Fresh Restaurant Corp. (a)                                 800         10
Good Guys, Inc. (a)                                            12,100         41
Gymboree Corp. (a)                                              4,600         84
Home Depot, Inc.                                               26,210      1,214
HOT Topic, Inc. (a)                                             2,950         67
infoUSA, Inc. (a)                                              16,300        121
Interpublic Group Co.s, Inc.                                    5,890        182
JOS A Bank Clothiers, Inc. (a)                                  5,700        105
K-Swiss, Inc. Class A                                           2,400        110
Kimberly-Clark Corp.                                            1,000         65
Kohls Corp. (a)                                                 9,840        725
Kroll, Inc. (a)                                                 2,600         48
Lamar Advertising Co. (a)                                       1,400         60
Lowe's Co.s, Inc.                                               2,900        123
Magna Entertainment Corp. Class A (a)                           3,700         30
Manpower, Inc.                                                  4,000        161
Marriott International, Inc. Class A                            2,600        114
Mattel, Inc.                                                    3,000         62
Memberworks, Inc. (a)                                           4,600         80
Michaels Stores, Inc. (a)                                       1,300         53
Nordstrom, Inc.                                                 2,000         47
Omnicom Group                                                   1,000         87
Pegasus Systems, Inc. (a)                                       2,100         41
PEP Boys-Manny Moe & Jack                                       6,600        126
Petco Animal Supplies, Inc. NEW (a)                             2,500         60
Pixar, Inc. (a)                                                 5,200        210
Racing Champions Ertl Corp. (a)                                 5,300        113
Rawlings Sporting Goods Co.                                     5,820         32
Rubio's Restaurants, Inc. (a)                                     700          6
Snap-On, Inc.                                                   2,200         70
Southern Energy Homes, Inc. (a)                                29,000         64
Sports Authority, Inc. (a)                                      9,600        122
Staples, Inc. (a)                                               3,600         72
Starbucks Corp. (a)                                             2,900         66
Starwood Hotels & Resorts
  Worldwide, Inc.                                               2,200         83
Target Corp.                                                    2,200         96
Tech Data Corp. (a)                                             1,300         62
Univision Communications, Inc.
  Class A (a)                                                   2,900        116
Viacom, Inc. Class B (a)                                       10,100        476
Wal-Mart Stores, Inc.                                          20,890      1,167
Water Pik Technologies, Inc. (a)                                1,200         12
Yahoo, Inc. (a)                                                 6,600         97
                                                                         -------
                                                                          10,099
                                                                         -------

CONSUMER STAPLES - 4.8%
American Italian Pasta Co. (a)                                  1,600         80
Anheuser-Busch Co.s, Inc.                                       1,000         53
Coca-Cola Co./The                                              10,260        570
Constellation Brands, Inc. (a)                                    400         24
D&K Healthcare Resources, Inc.                                  2,400         83
Duane Reade, Inc. (a)                                           2,900         92
Kellogg Co.                                                     1,000         36
PepsiCo, Inc.                                                  15,850        823
Philip Morris Co.s, Inc.                                        1,000         54
Procter & Gamble Co.                                            5,150        465
Sysco Corp.                                                     8,790        255
Walgreen Co.                                                    3,000        113
                                                                         -------
                                                                           2,648
                                                                         -------

148 Select Growth Fund

SELECT GROWTH FUND

                                                      April 30, 2002 (Unaudited)

                                                                          MARKET
                                                                NUMBER    VALUE
                                                                  OF      (000)
                                                                SHARES      $
                                                                ------    ------
FINANCIAL SERVICES - 11.5%
Affiliated Managers Group (a)                                    2,200       140
American Express Co.                                             6,390       262
American International Group                                    12,050       833
Bear Stearns Co.s, Inc.                                          1,000        62
Capital One Financial Corp.                                      3,010       180
Charles Schwab Corp./The                                        27,300       311
Citigroup, Inc.                                                 10,760       466
Columbia Banking Systems, Inc. (a)                                 463         6
Concord EFS, Inc. (a)                                            4,000       130
Digital Insight Corp. (a)                                        1,200        23
Fifth Third Bancorp                                              1,000        69
First Data Corp.                                                 3,840       305
Fiserv, Inc. (a)                                                 3,000       133
Franklin Resources, Inc.                                         3,000       126
Goldman Sachs Group, Inc.                                        5,470       431
LendingTree, Inc. (a)                                           11,500       155
Paychex, Inc.                                                   13,000       485
Pico Holdings, Inc. (a)                                          1,600        27
Principal Financial Group NEW (a)                                3,000        83
Progressive Corp./The                                           23,700     1,362
Republic First Bancorp, Inc. (a)                                 4,500        29
Scottish Annuity & Life Holdings, Ltd.                           4,900       105
Stilwell Financial, Inc.                                        16,700       357
TCF Financial Corp.                                              1,000        52
Travelers Property Casualty Corp.
  Class A NEW (a)                                                3,200        59
USA Education, Inc.                                                700        67
Wells Fargo & Co.                                                2,500       128
                                                                          ------
                                                                           6,386
                                                                          ------

HEALTH CARE - 19.5%
aaiPharma, Inc. (a)                                              2,100        59
Abaxis, Inc. (a)                                                 5,300        33
Abbott Laboratories                                              8,710       470
Alcon, Inc. NEW (a)                                              2,300        80
AmerisourceBergen Corp.                                          3,400       264
Amgen, Inc. (a)                                                  9,400       497
AMN Healthcare Services, Inc. NEW (a)                            4,300       132
Anthem, Inc. NEW (a)                                             1,700       116
Baxter International, Inc.                                      10,130       576
Beckman Coulter, Inc.                                            1,000        48
Biogen, Inc. (a)                                                 8,200       356
Cardinal Health, Inc.                                            6,170       427
Caremark Rx, Inc. (a)                                            1,600        34
Charles River Laboratories
  International, Inc. (a)                                        3,300        99
Connetics Corp.                                                  3,700        44
Cross Country, Inc. NEW (a)                                      2,800        85
Eli Lilly & Co.                                                  4,600       304
Enzon, Inc. (a)                                                  3,500       130
Express Scripts, Inc. (a)                                        2,100       133
Forest Laboratories, Inc. (a)                                    4,250       328
Genentech, Inc. (a)                                             10,560       375
HCA, Inc.                                                        2,000        96
Idec Pharmaceuticals Corp. (a)                                   3,390       186
Johnson & Johnson                                               23,220     1,482
Laboratory Corp. Of America Holdings (a)                         1,500       149
LCA-Vision, Inc. (a)                                            18,500        27
Medicis Pharmaceutical Class A (a)                                 900        48
Medimmune, Inc. (a)                                              5,970       199
Neurocrine Biosciences, Inc. (a)                                 3,500       115
Orthologic Corp. (a)                                            20,700       114
Pfizer, Inc.                                                    35,310     1,283
Pharmacia Corp.                                                  1,000        41
Possis Medical, Inc. (a)                                         6,700       105
Prime Medical Services, Inc. (a)                                 4,600        39
PSS World Medical, Inc. (a)                                     10,700       106
Quest Diagnostics (a)                                            1,800       165
Sierra Health Services (a)                                      11,400       222
St. Jude Medical, Inc. (a)                                       2,200       183
Tenet Healthcare Corp. (a)                                       4,330       318
Therasense, Inc. New                                               300         8
Thoratec Corp. (a)                                               2,900        24
UnitedHealth Group, Inc.                                         2,400       211
VitalWorks, Inc. (a)                                             1,600        12
Wellpoint Health Networks (a)                                    1,200        90
Wyeth                                                           17,070       973
                                                                          ------
                                                                          10,786
                                                                          ------

INTEGRATED OILS - 0.1%
Kerr-McGee Corp.                                                 1,000        60
                                                                          ------

MATERIALS AND PROCESSING - 2.4%
Finish Line Class A (a)                                          6,300       128
Foamex International, Inc. (a)                                   4,800        41
Griffon Corp. (a)                                                2,530        49
Hughes Supply, Inc.                                                800        33
Internet Corp.                                                   8,200        90
Jacobs Engineering Group, Inc. (a)                               2,000        79
Louisiana-Pacific Corp.                                         10,300       121
Masco Corp.                                                      6,690       188
Nucor Corp.                                                      7,200       421
Rohm & Haas Co.                                                  1,600        59
RTI International Metals, Inc. (a)                               6,500        85
Scotts Co./The Class A (a)                                       1,200        57
                                                                          ------
                                                                           1,351
                                                                          ------

MISCELLANEOUS - 2.6%
General Electric Co.                                            37,080     1,170
Illinois Tool Works, Inc.                                        2,000       144
Textron, Inc.                                                    1,400        69
                                                                          ------
                                                                           1,383
                                                                          ------

                                                          Select Growth Fund 149

SELECT GROWTH FUND

                                                      April 30, 2002 (Unaudited)

                                                                         MARKET
                                                             NUMBER      VALUE
                                                              OF         (000)
                                                             SHARES        $
                                                            -------      ------
OTHER ENERGY - 2.4%
Apache Corp.                                                   2,000         117
BJ Services Co. (a)                                            3,000         110
EL Paso Corp.                                                  5,750         230
ENSCO International, Inc.                                        800          27
GlobalSantaFe Corp.                                            2,800          98
Nabors Industries, Inc. (a)                                    2,600         118
Noble Corp. (a)                                                  400          18
Noble Drilling Corp. (a)                                       2,600         113
Patterson-UTI Energy, Inc. (a)                                 3,400         109
Smith International, Inc. (a)                                  4,100         287
Weatherford International, Inc. (a)                            1,700          85
Westport Resources Corp. (a)                                   1,732          36
                                                                          ------
                                                                           1,348
                                                                          ------

PRODUCER DURABLES - 5.8%
3M Co.                                                         1,200         151
Applied Materials, Inc. (a)                                   39,620         964
ASML Holding NV (a)                                            7,000         156
Celestica, Inc. (a)                                            2,000          55
Danaher Corp.                                                  2,200         157
Encore Wire Corp. (a)                                          8,400         138
Flir Systems, Inc. (a)                                         3,400         136
Flowserve Corp. (a)                                            2,700          93
Ingersoll-Rand Co. Class A                                     1,500          75
Itron, Inc. (a)                                                8,700         310
Kla-Tencor Corp. (a)                                           3,400         200
Kulicke & Soffa Industries, Inc. (a)                           5,700         103
Lockheed Martin Corp.                                          2,500         157
LTX Corp. (a)                                                  2,000          42
Mettler Toledo International, Inc. (a)                         2,100          81
Molex, Inc.                                                    2,200          74
Novellus Systems, Inc. (a)                                     2,000          95
Roper Industries, Inc.                                         2,200         101
Rudolph Technologies, Inc. (a)                                 1,700          52
United Technologies Corp.                                        700          49
Watts Industries, Inc. Class A                                 2,500          46
                                                                          ------
                                                                           3,235
                                                                          ------

TECHNOLOGY - 23.7%
3Com Corp. (a)                                                 7,300          42
Accenture, Ltd. Class A NEW (a)                                7,970         171
Activision, Inc. (a)                                           2,250          71
Affiliated Computer Services, Inc.
   Class A (a)                                                 3,000         162
Alloy, Inc. (a)                                                5,300          67
Ansys, Inc. (a)                                                1,200          31
ASE Test, Ltd. (a)                                             4,600          63
Brocade Communications Systems, Inc. (a)                       2,600          67
Caminus Corp. (a)                                              3,600          67
CellStar Corp. (a)                                             6,040          29
ChipPAC, Inc. (a)                                              4,200          38
Cirrus Logic, Inc. (a)                                         3,400          41
Cisco Systems, Inc. (a)                                       72,300       1,059
ClickAction, Inc. (a)                                          3,000           2
Computer Network Technology Corp. (a)                            600           6
Concerto Software, Inc. (a)                                    3,700          33
Datastream Systems, Inc. (a)                                   7,100          57
Dell Computer Corp. (a)                                       38,820       1,023
Digi International, Inc. (a)                                   1,200           7
Digital Generation Systems (a)                                 7,000           7
DRS Technologies, Inc. (a)                                     1,500          69
EMC Corp. (a)                                                  4,300          39
Epicor Software Corp. (a)                                     11,200          21
Flextronics International, Ltd. (a)                            3,900          54
Glenayre Technologies, Inc. (a)                               15,500          25
HomeSeekers.com, Inc. (a)                                     87,300           8
HPL Technologies, Inc. NEW (a)                                 8,900         106
Intel Corp.                                                   60,450       1,728
Intrado, Inc. (a)                                              3,900          73
Juniper Networks, Inc. (a)                                     8,000          81
L-3 Communications Holdings, Inc. (a)                          1,800         230
Linear Technology Corp.                                        1,000          39
Maxim Integrated Products (a)                                 12,700         632
Mercury Interactive Corp. (a)                                  2,000          75
Microchip Technology, Inc. (a)                                 4,000         178
Micron Technology, Inc. (a)                                    8,650         205
Microsoft Corp. (a)                                           33,930       1,772
Motorola, Inc.                                                15,910         245
Mykrolis Corp. NEW (a)                                         3,500          52
Neoforma, Inc. (a)                                             3,760          67
Netsolve, Inc. (a)                                             4,700          33
Network Appliance, Inc. (a)                                   23,000         401
Numerical Technologies, Inc. (a)                               5,800          76
O2Micro International, Ltd. (a)                                5,100          83
Oak Technology, Inc. (a)                                       5,600          80
Paradyne Networks Corp. (a)                                   17,500          40
QLogic Corp. (a)                                               2,600         119
QuadraMed Corp. (a)                                              900           6
Qualcomm, Inc. (a)                                            11,000         332
Raytheon Co.                                                   4,000         169
SAP AG - ADR                                                   9,970         325
Secure Computing Corp. (a)                                     1,800          23
Siebel Systems, Inc. (a)                                      21,520         521
SimpleTech, Inc. (a)                                           9,500          81
SONICblue, Inc. (a)                                              900           2
Taiwan Semiconductor Manufacturing
  Co., Ltd. - ADR (a)                                         20,170         357
Texas Instruments, Inc.                                       22,150         685
Three-Five Systems, Inc. (a)                                   1,900          27
Utstarcom, Inc. (a)                                            4,800         118
Veritas Software Corp. (a)                                     4,000         113

150 Select Growth Fund

SELECT GROWTH FUND

                                                      April 30, 2002 (Unaudited)

                                                                         MARKET
                                                       NUMBER            VALUE
                                                         OF              (000)
                                                       SHARES              $
                                                      --------          -------
Virage, Inc. (a)                                         6,800               12
Xilinx, Inc. (a)                                        20,360              769
                                                                         ------
                                                                         13,114
                                                                         ------

UTILITIES - 0.5%
AT&T Wireless Services, Inc. (a)                         4,600               41
COX Communications, Inc. Class A (a)                     5,320              178
RMH Teleservices, Inc. (a)                               3,600               46
                                                                         ------
                                                                            265
                                                                         ------
TOTAL COMMON STOCKS
(cost $52,354)                                                           51,745
                                                                         ------

                                                     PRINCIPAL
                                                      AMOUNT
                                                       (000)
                                                         $
                                                     ---------
SHORT-TERM INVESTMENTS - 6.2%
Frank Russell Investment Company
   Money Market Fund (e)                                 2,675            2,675
United States Treasury Bill (c)(d)(e)
      1.795% due 06/20/02                                  750              748
                                                                         ------
TOTAL SHORT-TERM INVESTMENTS
(cost $3,423)                                                             3,423
                                                                         ------
TOTAL INVESTMENTS - 99.6%
(identified cost $55,777)                                                55,168

OTHER ASSETS AND LIABILITIES,
NET - 0.4%                                                                  226
                                                                         ------
NET ASSETS - 100.0%                                                      55,394
                                                                         ======

                                                                    UNREALIZED
                                                      NOTIONAL     APPRECIATION
                                                       AMOUNT     (DEPRECIATION)
                                                       (000)           (000)
FUTURES CONTRACTS                                        $               $
                                                      --------    --------------
LONG POSITIONS
Nasdaq 100 Index
   expiration date 06/02                                 1,152             (221)

S&P Barra Growth Index
   expiration date 06/02                                 1,367             (151)

S&P 500 Index
   expiration date 06/02                                 1,077              (45)
                                                                         ------
Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased                                                      (417)
                                                                         ======

  See accompanying notes which are an integral part of the financial statements.

                                                          Select Growth Fund 151

SELECT GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2002 (Unaudited)

ASSETS
Investments at market (including securities on loan of $1,849),
  (identified cost $55,777) ......................................    $  55,168
Receivables:
   Investments sold ..............................................        1,044
   Fund shares sold ..............................................          292
   From Advisor ..................................................          195
   Daily variation margin on futures contracts ...................           48
   Dividends .....................................................           21
Investment of securities lending collateral in money market
  funds, at cost and market value ................................        1,925
                                                                      ---------
      Total assets ...............................................       58,693

LIABILITIES
Payables:
   Investments purchased .............................    $  1,262
   Accrued fees to affiliates ........................          60
   Other accrued expenses ............................          52
Payable upon return of securities loaned .............       1,925
                                                          --------
      Total liabilities ..............................                    3,299
                                                                      ---------
NET ASSETS .......................................................    $  55,394
                                                                      =========
NET ASSETS CONSIST OF:
Accumulated net operating loss ...................................    $    (105)
Accumulated net realized gain (loss) .............................      (20,614)
Unrealized appreciation (depreciation) on:
   Investments ...................................................         (609)
   Futures contracts .............................................         (417)
Shares of beneficial interest ....................................           83
Additional paid-in capital .......................................       77,056
                                                                      ---------
NET ASSETS .......................................................    $  55,394
                                                                      =========
NET ASSET VALUE, offering and redemption price per share:
   Class C ($1,627,056 divided by 245,816 shares of $.01 par value
     shares of beneficial interest outstanding) ..................    $    6.62
                                                                      =========
   Class E ($3,151,529 divided by 471,598 shares of $.01 par value
     shares of beneficial interest outstanding) ..................    $    6.68
                                                                      =========
   Class I ($22,487,273 divided by 3,345,245 shares of $.01 par
     value shares of beneficial interest outstanding) ............    $    6.72
                                                                      =========
   Class S ($28,128,321 divided by 4,188,258 shares of $.01 par
     value shares of beneficial interest outstanding) ............    $    6.72
                                                                      =========

See accompanying notes which are an integral part of the financial statements.

152 Select Growth Fund

SELECT GROWTH FUND

STATEMENT OF OPERATIONS

Amounts in thousands         For the Six Months Ended April 30, 2002 (Unaudited)

INVESTMENT INCOME
   Dividends .......................................................  $     129
   Dividends from Money Market Fund ................................         36
   Interest ........................................................          6
                                                                      ---------
      Total investment income ......................................        171

EXPENSES
   Advisory fees ........................................  $     226
   Administrative fees - Class E ........................          1
   Administrative fees - Class I ........................          6
   Administrative fees - Class S ........................          7
   Custodian fees .......................................        125
   Distribution fees - Class C ..........................          6
   Transfer agent fees - Class C ........................          1
   Transfer agent fees - Class E ........................          1
   Transfer agent fees - Class I ........................          6
   Transfer agent fees - Class S ........................         10
   Professional fees ....................................         14
   Registration fees ....................................         66
   Shareholder servicing fees - Class C .................          2
   Shareholder servicing fees - Class E .................          4
   Trustees' fees .......................................          7
   Miscellaneous ........................................         30
                                                           ---------
   Expenses before reductions ...........................        512
   Expense reductions ...................................       (236)
                                                           ---------
      Expenses, net ................................................        276
                                                                      ---------
Net investment income (loss) .......................................       (105)
                                                                      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments ..........................................     (3,832)
   Futures contracts ....................................        373     (3,459)
                                                           ---------
Net change in unrealized appreciation (depreciation) on:
   Investments ..........................................      3,388
   Futures contracts ....................................       (413)     2,975
                                                           ---------  ---------
Net realized and unrealized gain (loss) ............................       (484)
                                                                      ---------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ..............  $    (589)
                                                                      =========

  See accompanying notes which are an integral part of the financial statements.

                                                          Select Growth Fund 153

SELECT GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                       SIX MONTHS ENDED    JANUARY 31, 2001*
                                                                        APRIL 30, 2002           TO
                                                                         (UNAUDITED)       OCTOBER 31, 2001
                                                                       ----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income (loss) .....................................  $           (105)   $            (38)
   Net realized gain (loss) .........................................            (3,459)            (17,155)
   Net change in unrealized appreciation (depreciation) .............             2,975              (4,001)
                                                                       ----------------    ----------------
     Net increase (decrease) in net assets from operations ..........              (589)            (21,194)
                                                                       ----------------    ----------------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions ....             7,136              70,041
                                                                       ----------------    ----------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS .........................             6,547              48,847

NET ASSETS
   Beginning of period ..............................................            48,847                  --
                                                                       ----------------    ----------------
   End of period (including accumulated net operating loss
     of $105 at April 30, 2002) .....................................  $         55,394    $         48,847
                                                                       ================    ================

*  Commencement of sale.

See accompanying notes which are an integral part of the financial statements.

154 Select Growth Fund

SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                      2002*       2001**
                                                                     -------     --------
NET ASSET VALUE, BEGINNING OF PERIOD ..............................  $  6.65     $  10.00
                                                                     -------     --------
INCOME FROM OPERATIONS
   Net investment income (loss)(a) ................................     (.05)        (.08)
   Net realized and unrealized gain (loss) ........................      .02        (3.27)
                                                                     -------     --------
      Total income from operations ................................     (.03)       (3.35)
                                                                     -------     --------
NET ASSET VALUE, END OF PERIOD ....................................  $  6.62     $   6.65
                                                                     =======     ========
TOTAL RETURN (%)(b) ...............................................     (.45)      (33.50)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) .......................    1,627        1,017

   Ratios to average net assets (%)(c):
      Operating expenses, net .....................................     2.06         2.17
      Operating expenses, gross ...................................     2.89         2.97
      Net investment income (loss) ................................    (1.46)       (1.32)

   Portfolio turnover rate (%) ....................................   102.24       169.36

*   For the six months ended April 30, 2002 (Unaudited).
** For the period January 31, 2001 (commencement of operations) to October 31, 2001.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.


                                                          Select Growth Fund 155

SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                              2002*     2001**
                                                             -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD .....................   $  6.68   $ 10.00
                                                             -------   -------
INCOME FROM OPERATIONS
   Net investment income (loss)(a) .......................      (.02)     (.02)
   Net realized and unrealized gain (loss) ...............       .02     (3.30)
                                                             -------   -------
      Total income from operations .......................        --     (3.32)
                                                             -------   -------
NET ASSET VALUE, END OF PERIOD ...........................   $  6.68   $  6.68
                                                             =======   =======
TOTAL RETURN (%)(b) ......................................       .00    (33.20)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ..............     3,152     2,714

   Ratios to average net assets (%)(c):
      Operating expenses, net ............................      1.18      1.29
      Operating expenses, gross ..........................      1.97      2.05
      Net investment income (loss) .......................      (.58)     (.45)

   Portfolio turnover rate (%) ...........................    102.24    169.36

*   For the six months ended April 30, 2002 (Unaudited).
** For the period January 31, 2001 (commencement of operations) to October 31, 2001.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

156 Select Growth Fund

SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS - CLASS I

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                            2002*        2001**
                                                          --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD ...................  $   6.71     $  10.00
                                                          --------     --------
INCOME FROM OPERATIONS
   Net investment income (loss)(a)(d) ..................      (.01)          --
   Net realized and unrealized gain (loss) .............       .02        (3.29)
                                                          --------     --------
      Total income from operations .....................       .01        (3.29)
                                                          --------     --------
NET ASSET VALUE, END OF PERIOD .........................  $   6.72     $   6.71
                                                          ========     ========
TOTAL RETURN (%)(b) ....................................       .15       (32.90)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ............    22,487       21,044

   Ratios to average net assets (%)(c):
      Operating expenses, net ..........................       .89          .89
      Operating expenses, gross ........................      1.75         1.75
      Net investment income (loss) .....................      (.29)        (.03)

   Portfolio turnover rate (%) .........................    102.24       169.36

*   For the six months ended April 30, 2002 (Unaudited).
** For the period January 31, 2001 (commencement of operations) to October 31, 2001.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) Less than $.01 per share for the period ended October 31, 2001.

                                                         Select Growth Fund 157

SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                             2002*     2001**
                                                            -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD .....................  $  6.71    $ 10.00
                                                            -------    -------
INCOME FROM OPERATIONS
   Net investment income (loss)(a)(d) ....................     (.01)        --
   Net realized and unrealized gain (loss) ...............      .02      (3.29)
                                                            -------    -------
      Total income from operations .......................      .01      (3.29)
                                                            -------    -------
NET ASSET VALUE, END OF PERIOD ...........................  $  6.72    $  6.71
                                                            =======    =======
TOTAL RETURN (%)(B) ......................................      .15     (32.90)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ..............   28,128     24,072

   Ratios to average net assets (%)(c):
      Operating expenses, net ............................      .95        .94
      Operating expenses, gross ..........................     1.76       1.74
      Net investment income (loss) .......................     (.34)      (.09)

   Portfolio turnover rate (%) ...........................   102.24     169.36

*   For the six months ended April 30, 2002 (Unaudited).
** For the period January 31, 2001 (commencement of operations) to October 31, 2001.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) Less than $.01 per share for the period ended October 31, 2001.

158 Select Growth Fund

SELECT VALUE FUND

STATEMENT OF NET ASSETS
                                                     April 30, 2002 (Unaudited)

                                                                         MARKET
                                                           NUMBER        VALUE
                                                             OF          (000)
                                                           SHARES          $
                                                          --------      -------
COMMON STOCKS - 92.3%
AUTO AND TRANSPORTATION - 2.3%
Airborne, Inc.                                               3,600           75
American Axle & Manufacturing Holdings, Inc. (a)             2,600           86
Canadian National Railway Co.                                3,428          164
Continental Airlines, Inc. (a)                               3,400           88
Delphi Corp.                                                15,860          247
Landstar System, Inc. (a)                                    1,600          157
Lear Corp. (a)                                               5,200          267
Smith (A.O.) Corp.                                           1,000           31
Tidewater, Inc.                                             14,000          609
United Parcel Service, Inc. Class B                          4,200          252
                                                                         ------
                                                                          1,976
                                                                         ------

CONSUMER DISCRETIONARY - 12.1%
Abercrombie & Fitch Co. Class A (a)                         15,500          465
Advance Auto Parts (a)                                       1,600           95
American Eagle Outfitters (a)                                4,400          112
American Woodmark Corp.                                      1,000           68
AnnTaylor Stores Corp. (a)                                   2,200           96
Autonation, Inc. (a)                                        22,500          360
Buca, Inc. (a)                                               3,800           65
Carnival Corp.                                              15,900          530
CDI Corp. (a)                                                1,900           56
Cendant Corp. (a)                                           65,200        1,173
Danka Business Systems PLC - ADR (a)                        13,900           64
Eastman Kodak Co.                                            5,900          190
Ethan Allen Interiors, Inc.                                  1,600           66
Federated Department Stores (a)                             15,300          608
Furniture Brands International, Inc. (a)                     2,400           98
Galyans Trading Co., Inc. NEW (a)                            7,100          128
Gannett Co., Inc.                                            4,880          358
Gillette Co./The                                             7,120          253
Kimberly-Clark Corp.                                        16,050        1,045
Maxwell Shoe Co. Class A (a)                                 5,700          114
MGM MIRAGE (a)                                               6,700          269
Movado Group, Inc.                                           6,900          157
Newell Rubbermaid, Inc.                                      8,000          251
Office Depot, Inc. (a)                                      27,500          526
OfficeMax, Inc. (a)                                         16,000          100
Pacific Sunwear Of California (a)                            2,300           57
Phillips-Van Heusen                                          7,000          107
Reebok International, Ltd. (a)                               3,000           83
Sears Roebuck and Co.                                       13,010          686
Skechers U.S.A., Inc. Class A (a)                            5,400          126
Target Corp.                                                 4,500          196
Tommy Hilfiger Corp. (a)                                     5,000           78
Tribune Co.                                                  5,260          232
United Auto Group, Inc. (a)                                    400           10
Universal Electronics, Inc. (a)                              7,000          117
Viacom, Inc. Class B (a)                                     9,964          469
Walt Disney Co.                                             26,790          621
Waste Management, Inc.                                      20,200          532
                                                                         ------
                                                                         10,561
                                                                         ------

CONSUMER STAPLES - 4.3%
Clorox Co.                                                   5,600          248
Coca-Cola Enterprises, Inc.                                 22,600          443
Diageo PLC - ADR                                             2,600          137
Dial Corp./The                                               3,900           82
Dole Food Co.                                                4,500          150
Interstate Bakeries                                          3,300           82
JM Smucker Co./The                                           3,500          121
Kellogg Co.                                                 11,450          411
Kraft Foods, Inc. Class A                                    7,400          304
PepsiCo, Inc.                                                6,780          352
Philip Morris Co.s, Inc.                                     9,640          525
Procter & Gamble Co.                                         9,390          848
Standard Commercial Corp.                                    3,800           78
                                                                         ------
                                                                          3,781
                                                                         ------

FINANCIAL SERVICES - 31.5%
ACE, Ltd.                                                    7,800          339
Allstate Corp./The                                          19,900          791
American Express Co.                                        19,030          780
American International Group                                 6,200          429
AON Corp.                                                   18,700          668
Astoria Financial Corp.                                      3,700          119
Bank of America Corp.                                       21,960        1,592
Bear Stearns Co.s, Inc.                                      5,900          365
Brown & Brown, Inc.                                          3,700          123
CBL & Associates Properties, Inc. (b)                        4,500          165
Chubb Corp.                                                  7,190          551
Cigna Corp.                                                  8,200          894
Citigroup, Inc.                                             48,700        2,108
Coastal Bancorp, Inc.                                        2,900           91
Cobalt Corp.                                                 7,200          139
Comerica, Inc.                                                 800           50
Countrywide Credit Ind, Inc.                                 4,000          187
Cullen/Frost Bankers, Inc.                                   3,600          136
Dime Community Bancshares                                    4,950          115
Doral Financial Corp.                                        2,900          101
Equity Office Properties Trust (b)                           4,240          121
Equity Residential Properties Trust (b)                        300            8
Fannie Mae                                                   7,400          584
FleetBoston Financial Corp.                                 13,510          477
Franklin Resources, Inc.                                    11,100          465
Freddie Mac                                                 10,000          654
Goldman Sachs Group, Inc.                                    6,400          504
Greater Bay Bancorp                                          3,700          124
H&R Block, Inc.                                              5,400          217

                                                          Select Value Fund 159

SELECT VALUE FUND

                                                      April 30, 2002 (Unaudited)

                                                                          MARKET
                                                              NUMBER      VALUE
                                                               OF         (000)
                                                              SHARES        $
                                                             --------    -------
Hartford Financial Services Group, Inc.                        15,440      1,070
Household International, Inc.                                  11,600        676
Innkeepers USA Trust (b)                                       11,100        127
LaBranche & Co., Inc. (a)                                       2,500         69
Lehman Brothers Holdings, Inc.                                 15,100        891
Lincoln National Corp.                                         15,900        762
Marsh & McLennan Co.s, Inc.                                    10,800      1,092
MBNA Corp.                                                     11,500        408
Mellon Financial Corp.                                         22,690        857
Merrill Lynch & Co., Inc.                                      11,510        483
Metlife, Inc.                                                   7,970        272
Metris Co.s, Inc.                                               6,100         80
MGIC Investment Corp.                                           4,900        350
Morgan Stanley Dean Witter & Co.                               12,100        577
National City Corp.                                             6,300        197
Odyssey Re Holdings Corp.                                       5,700        111
Phoenix Co.s, Inc. NEW (a)                                      4,300         80
PNC Financial Services Group, Inc.                             12,080        666
Raymond James Financial, Inc.                                   3,600        120
Regency Centers Corp.                                           4,700        188
RenaissanceRe Holdings, Ltd.                                    1,300        152
Republic Bancorp, Inc.                                          8,410        124
Republic Bancorp, Inc. Class A                                  2,500         29
Safeco Corp.                                                    4,620        154
Sandy Spring Bancorp, Inc.                                      2,650         89
Seacoast Banking Corp. of Florida
  Class A                                                       1,400         69
SouthTrust Corp.                                                6,960        186
St. Paul Co.s                                                  20,370      1,015
SunTrust Banks, Inc.                                            3,750        255
Travelers Property Casualty Corp. (a)                           2,930         74
Travelers Property Casualty Corp.
  Class A NEW (a)                                              13,900        258
Triad Guaranty, Inc. (a)                                        1,800         80
Union Planters Corp.                                            5,400        271
USA Education, Inc.                                             7,500        719
Wachovia Corp.                                                 23,860        908
Wells Fargo & Co.                                              15,000        767
Whitney Holding Corp.                                           3,750        137
XL Capital, Ltd. Class A                                        1,900        179
                                                                         -------
                                                                          27,439
                                                                         -------

HEALTH CARE - 7.9%
Abbott Laboratories                                             7,390        399
AmerisourceBergen Corp.                                         2,400        186
Anthem, Inc. NEW (a)                                           10,600        723
Biogen, Inc. (a)                                               17,200        748
Boston Scientific Corp. (a)                                    25,666        640
Bristol-Myers Squibb Co.                                        4,700        135
Diagnostic Products Corp.                                       1,500         72
Edwards Lifesciences Corp. (a)                                  3,400         85
Genzyme Corp.-Genl Division (a)                                 6,100        250
GlaxoSmithKline PLC - ADR                                       2,700        130
Guidant Corp. (a)                                              12,700        478
Johnson & Johnson                                               4,200        268
Merck & Co., Inc.                                               8,330        453
Mid Atlantic Medical Services (a)                               2,900        106
Pfizer, Inc.                                                    9,490        345
Pharmacia Corp.                                                 8,900        367
Priority Healthcare Corp. Class B (a)                           2,500         74
Tenet Healthcare Corp. (a)                                     14,500      1,064
Wyeth                                                           5,920        337
                                                                         -------
                                                                           6,860
                                                                         -------

INTEGRATED OILS - 3.5%
BP PLC - ADR                                                    3,280        167
ChevronTexaco Corp.                                             5,281        458
Exxon Mobil Corp.                                              40,170      1,613
Phillips Petroleum Co.                                          8,300        496
Unocal Corp.                                                    9,130        340
                                                                         -------
                                                                           3,074
                                                                         -------

MATERIALS AND PROCESSING - 8.5%
Air Products & Chemicals, Inc.                                  5,020        241
Akzo Nobel NV - ADR                                             8,260        357
Alcan, Inc.                                                     6,600        242
Alcoa, Inc.                                                    15,140        515
Applied Films Corp. (a)                                         4,400        109
Archer-Daniels-Midland Co.                                     14,720        195
Dow Chemical Co./The                                           12,700        404
Du Pont (E.I.) de Nemours & Co.                                 7,200        320
Eastman Chemical Co.                                            9,400        415
EMCOR Group, Inc. (a)                                           1,900        116
Georgia Gulf Corp.                                              3,500         77
Glatfelter                                                      7,700        135
Griffon Corp. (a)                                               4,900         94
Harsco Corp.                                                    2,100         89
Hercules, Inc. (a)                                              5,200         63
International Paper Co.                                        18,440        764
Louisiana-Pacific Corp.                                         5,900         69
Masco Corp.                                                    15,100        424
Packaging Corp. of America (a)                                  3,800         75
PPG Industries, Inc.                                            3,520        184
Praxair, Inc.                                                   4,770        272
Silgan Holdings, Inc. (a)                                       2,700        107
Syngenta AG - ADR                                              25,870        317
Temple-Inland, Inc.                                             9,800        519
Tyco International, Ltd.                                       21,300        393
Weyerhaeuser Co.                                               14,500        864
                                                                         -------
                                                                           7,360
                                                                         -------

160 Select Value Fund

SELECT VALUE FUND

                                                      April 30, 2002 (Unaudited)

                                                                          MARKET
                                                             NUMBER       VALUE
                                                               OF         (000)
                                                             SHARES         $
                                                            --------    --------
MISCELLANEOUS - 0.8%
Honeywell International, Inc.                                 17,400         638
ITT Industries, Inc.                                             200          14
                                                                        --------
                                                                             652
                                                                        --------

OTHER ENERGY - 3.6%
Anadarko Petroleum Corp.                                       4,510         243
Apache Corp.                                                  14,400         840
Devon Energy Corp.                                             4,100         202
EL Paso Corp.                                                 17,000         680
ENSCO International, Inc.                                      7,400         250
Gulfmark Offshore, Inc. (a)                                    4,000         178
Patterson-UTI Energy, Inc. (a)                                 2,700          86
Schlumberger, Ltd.                                             4,310         236
Trico Marine Services, Inc. (a)                               12,100          99
Valero Energy Corp.                                            5,500         237
Williams Co.s, Inc. (a)                                        4,930         115
                                                                        --------
                                                                           3,166
                                                                        --------

PRODUCER DURABLES - 5.3%
3M Co.                                                         2,640         332
Agilent Technologies, Inc. (a)                                 4,500         135
Applied Materials, Inc. (a)                                   11,400         277
ATMI, Inc. (a)                                                 3,300         101
Boeing Co./The                                                 5,200         232
Caterpillar, Inc.                                              2,390         131
Chicago Bridge & Iron Co. NV                                   2,000          59
Cohu, Inc.                                                     3,400          95
Credence Systems Corp. (a)                                     3,400          69
Cummins, Inc.                                                  2,400         102
Danaher Corp.                                                  2,750         197
Deere & Co.                                                   18,830         843
General Dynamics Corp.                                         5,000         485
Kulicke & Soffa Industries, Inc. (a)                           4,100          74
Northrop Grumman Corp.                                         7,490         904
Pall Corp.                                                    10,030         209
Photon Dynamics, Inc. (a)                                      1,900          92
Ryland Group, Inc.                                               900          99
TRC Co.s, Inc. (a)                                             3,900          89
United Defense Industries, Inc. NEW (a)                        2,900          79
                                                                        --------
                                                                           4,604
                                                                        --------

TECHNOLOGY - 6.5%
Advanced Micro Devices, Inc. (a)                              15,500         173
Analog Devices, Inc. (a)                                       3,200         118
Apple Computer, Inc. (a)                                       7,600         184
BEI Technologies, Inc.                                         6,000         118
BMC Software, Inc. (a)                                        20,200         292
Computer Sciences Corp. (a)                                   18,100         812
Conexant Systems, Inc. (a)                                    18,100         185
DSP Group, Inc. (a)                                            3,900          83
Electronic Data Systems Corp.                                 12,200         662
ESS Technology (a)                                             7,600         121
Fairchild Semiconductor International, Inc. Class A (a)        5,900         159
Genesis Microchip, Inc. (a)                                    4,100          98
Hewlett-Packard Co.                                           21,300         364
International Business Machines Corp.                          7,850         658
Motorola, Inc.                                                35,000         539
Motorola, Inc.                                                 6,230         299
National Semiconductor Corp. (a)                               7,000         221
Planar Systems, Inc. (a)                                       3,700          92
Raytheon Co.                                                   6,000         254
Sun Microsystems, Inc. (a)                                     2,730          22
Texas Instruments, Inc.                                        5,680         176
White Electronic Designs Corp. (a)                             8,800          61
                                                                        --------
                                                                           5,691
                                                                        --------

UTILITIES - 6.0%
AGL Resources, Inc.                                            5,410         130
AT&T Corp.                                                    20,000         262
AT&T Services, Wireless Inc. (a)                              14,431         129
BellSouth Corp.                                               10,500         319
Cascade Natural Gas Corp.                                      6,000         135
Dominion Resources, Inc.                                       4,130         274
Edison International (a)                                      10,700         194
Entergy Corp.                                                  5,900         274
FirstEnergy Corp.                                              6,400         213
FPL Group, Inc.                                                2,710         172
KeySpan Corp.                                                  4,800         169
National Fuel Gas Co.                                         10,330         246
National Grid Group PLC - ADR                                  1,850          66
Nicor, Inc.                                                    5,220         244
NiSource, Inc.                                                 3,880          86
Nokia OYJ - ADR                                               17,300         281
NSTAR                                                          6,430         294
Pinnacle West Capital Corp.                                    4,400         193
SBC Communications, Inc.                                      14,700         457
Sempra Energy                                                  3,000          77
Verizon Communications, Inc.                                  20,840         836
WGL Holdings, Inc.                                             5,620         152
                                                                        --------
                                                                           5,203
                                                                        --------

TOTAL COMMON STOCKS
(cost $78,345)                                                            80,367
                                                                        --------

                                                           Select Value Fund 161

SELECT VALUE FUND

                                                      April 30, 2002 (Unaudited)

                                                                      MARKET
                                                       NUMBER         VALUE
                                                         OF           (000)
                                                       SHARES           $
                                                     ---------    --------------

PREFERRED STOCKS - 0.3%
AUTO AND TRANSPORTATION - 0.2%
General Motors Corp. (a)                                 4,900              141
                                                                         ------

TECHNOLOGY - 0.1%
Northrop Grumman Corp.                                     980              126
                                                                         ------

TOTAL PREFERRED STOCKS
(cost $228)                                                                 267
                                                                         ------

                                                     PRINCIPAL
                                                      AMOUNT
                                                      (000)
                                                        $
                                                     ---------
SHORT-TERM INVESTMENTS - 7.3%
Frank Russell Investment Company
   Money Market Fund (e)                                 5,647            5,647
United States Treasury Bill (c)(d)(e)
    1.795% due 06/20/02                                    750              748
                                                                         ------

TOTAL SHORT-TERM INVESTMENTS
(cost $6,395)                                                             6,395
                                                                         ------

TOTAL INVESTMENTS - 99.9%
(identified cost $84,968)                                                87,029

OTHER ASSETS AND LIABILITIES,
NET - 0.1%                                                                   91
                                                                         ------
NET ASSETS - 100.0%                                                      87,120
                                                                         ======


                                                                    UNREALIZED
                                                      NOTIONAL     APPRECIATION
                                                       AMOUNT     (DEPRECIATION)
                                                       (000)           (000)
                                                         $               $
                                                     ---------    --------------
FUTURES CONTRACTS
LONG POSITIONS
S&P Barra Value Index
  expiration date 06/02                                 3,038             (193)

S&P 500 Index
  expiration date 06/02                                  3,770             (175)
                                                                         ------

Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased                                                      (368)
                                                                         ======

See accompanying notes which are an integral part of the financial statements.

162 Select Value Fund

SELECT VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2002 (Unaudited)

ASSETS
Investments at market (including securities on loan
  of $1,949), (identified cost $84,968) ...........................    $ 87,029
Receivables:
   Dividends ......................................................         112
   Investments sold ...............................................         492
   Fund shares sold ...............................................         134
   From Advisor ...................................................         173
   Daily variation margin on futures contracts ....................          82
Investment of securities lending collateral in
  money market funds, at cost and market value ....................       2,005
                                                                       --------
      Total assets ................................................      90,027

LIABILITIES
Payables:
   Investments purchased ...............................    $   778
   Accrued fees to affiliates ..........................         67
   Other accrued expenses ..............................         57
Payable upon return of securities loaned ...............      2,005
                                                            -------
      Total liabilities ...........................................       2,907
                                                                       --------
NET ASSETS ........................................................    $ 87,120
                                                                       ========
NET ASSETS CONSIST OF:
Undistributed net investment income ...............................    $     17
Accumulated net realized gain (loss) ..............................      (6,367)
Unrealized appreciation (depreciation) on:
   Investments ....................................................       2,061
   Futures contracts ..............................................        (368)
Shares of beneficial interest .....................................          95
Additional paid-in capital ........................................      91,682
                                                                       --------
NET ASSETS ........................................................    $ 87,120
                                                                       ========
NET ASSET VALUE, offering and redemption price per share:
   Class C ($2,340,343 divided by 256,321 shares of $.01
     par value shares of beneficial interest outstanding) .........    $   9.13
                                                                       ========
   Class E ($3,802,034 divided by 414,433 shares of $.01
     par value shares of beneficial interest outstanding) .........    $   9.17
                                                                       ========
   Class I ($42,316,287 divided by 4,609,739 shares of
     $.01 par value shares of beneficial interest
     outstanding) .................................................    $   9.18
                                                                       ========
   Class S ($38,661,443 divided by 4,215,513 shares of
     $.01 par value shares of beneficial interest
     outstanding) .................................................    $   9.17
                                                                       ========

  See accompanying notes which are an integral part of the financial statements.

                                                           Select Value Fund 163

SELECT VALUE FUND

STATEMENT OF OPERATIONS

Amounts in thousands         For the Six Months Ended April 30, 2002 (Unaudited)

INVESTMENT INCOME
   Dividends .......................................................    $   585
   Dividends from Money Market Fund ................................         61
   Interest ........................................................          7
                                                                        -------
      Total investment income ......................................        653

EXPENSES
   Advisory fees .........................................   $   278
   Administrative fees - Class C .........................         1
   Administrative fees - Class E .........................         1
   Administrative fees - Class I .........................         9
   Administrative fees - Class S .........................         9
   Custodian fees ........................................       106
   Distribution fees - Class C ...........................         8
   Transfer agent fees - Class C .........................         2
   Transfer agent fees - Class E .........................         1
   Transfer agent fees - Class I .........................         7
   Transfer agent fees - Class S .........................        13
   Professional fees .....................................        14
   Registration fees .....................................        67
   Shareholder servicing fees - Class C ..................         3
   Shareholder servicing fees - Class E ..................         4
   Trustees' fees ........................................         6
   Miscellaneous .........................................        43
                                                             -------
   Expenses before reductions ............................       572
   Expense reductions ....................................      (226)
                                                             -------
      Expenses, net ................................................        346
                                                                        -------
Net investment income ..............................................        307
                                                                        -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments ...........................................    (2,117)
   Futures contracts .....................................       640     (1,477)
                                                             -------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments ...........................................     6,923
   Futures contracts .....................................      (372)     6,551
                                                             -------    -------
Net realized and unrealized gain (loss) ............................      5,074
                                                                        -------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ..............    $ 5,381
                                                                        =======

See accompanying notes which are an integral part of the financial statements.

164 Select Value Fund

SELECT VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                     SIX MONTHS ENDED   JANUARY 31, 2001*
                                                                      APRIL 30, 2002           TO
                                                                        (UNAUDITED)     OCTOBER 31, 2001
                                                                     ----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income ..........................................  $            307  $              506
   Net realized gain (loss) .......................................            (1,477)             (4,890)
   Net change in unrealized appreciation (depreciation) ...........             6,551              (4,858)
                                                                     ----------------  ------------------

      Net increase (decrease) in net assets from operations .......             5,381              (9,242)
                                                                     ----------------  ------------------
DISTRIBUTIONS
   From net investment income
      Class C .....................................................                (2)                 (7)
      Class E .....................................................               (12)               (216)
      Class I .....................................................              (176)                 (2)
      Class S .....................................................              (183)               (198)
                                                                     ----------------  ------------------
         Net decrease in net assets from distributions ............              (373)               (423)
                                                                     ----------------  ------------------

SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions ..            16,842              74,935
                                                                     ----------------  ------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS .......................            21,850              65,270

NET ASSETS
   Beginning of period ............................................            65,270                  --
                                                                     ----------------  ------------------
   End of period (including undistributed net investment income
     of $17 and $83, respectively) ................................  $         87,120  $           65,270
                                                                     ================  ==================

* Commencement of sale.

  See accompanying notes which are an integral part of the financial statements.

                                                           Select Value Fund 165

SELECT VALUE FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                            2002*       2001**
                                                          ---------    --------
NET ASSET VALUE, BEGINNING OF PERIOD ..................   $    8.51    $  10.00
                                                          ---------    --------
INCOME FROM OPERATIONS
   Net investment income (loss)(a)(d) .................        (.02)         --
   Net realized and unrealized gain (loss) ............         .65       (1.48)
                                                          ---------    --------
      Total income from operations ....................         .63       (1.48)
                                                          ---------    --------
DISTRIBUTIONS
   From net investment income .........................        (.01)       (.01)
                                                          ---------    --------
NET ASSET VALUE, END OF PERIOD ........................   $    9.13    $   8.51
                                                          =========    ========
TOTAL RETURN (%)(b) ...................................        7.41      (14.76)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ...........       2,340       1,844

   Ratios to average net assets (%)(c):
      Operating expenses, net .........................        1.94        2.00
      Operating expenses, gross .......................        2.48        2.64
      Net investment income (loss) ....................        (.32)        .00

   Portfolio turnover rate (%) ........................       48.55       71.75

*   For the six months ended April 30, 2002 (Unaudited).
** For the period January 31, 2001(commencement of operations) to October 31, 2001.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) Less than $.01 per share for the period ended October 31, 2001.

166 Select Value Fund

SELECT VALUE FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                             2002*      2001**
                                                           --------    --------

NET ASSET VALUE, BEGINNING OF PERIOD ....................  $   8.53    $  10.00
                                                           --------    --------
INCOME FROM OPERATIONS
   Net investment income (a) ............................       .02         .05
   Net realized and unrealized gain (loss)...............       .65       (1.48)
                                                           --------    --------
      Total income from operations ......................       .67       (1.43)
                                                           --------    --------
DISTRIBUTIONS
   From net investment income ...........................      (.03)       (.04)
                                                           --------    --------
NET ASSET VALUE, END OF PERIOD ..........................  $   9.17    $   8.53
                                                           ========    ========
TOTAL RETURN (%)(b) .....................................      7.87      (14.33)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)..............     3,802       3,155

   Ratios to average net assets (%)(c):
      Operating expenses, net ...........................      1.07        1.25
      Operating expenses, gross .........................      1.60        1.85
      Net investment income .............................       .55         .76

  Portfolio turnover rate (%) ...........................     48.55       71.75

*   For the six months ended April 30, 2002 (Unaudited).
** For the period January 31, 2001(commencement of operations) to October 31, 2001.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                          Select Value Fund 167

SELECT VALUE FUND

FINANCIAL HIGHLIGHTS - CLASS I

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                            2002*        2001**
                                                          ---------    --------
NET ASSET VALUE, BEGINNING OF PERIOD ...................  $    8.54    $  10.00
                                                          ---------    --------
INCOME FROM OPERATIONS
   Net investment income (a) ...........................        .05         .09
   Net realized and unrealized gain (loss) .............        .64       (1.48)
                                                          ---------    --------
      Total income from operations .....................        .69       (1.39)
                                                          ---------    --------
DISTRIBUTIONS
   From net investment income ..........................       (.05)       (.07)
                                                          ---------    --------
NET ASSET VALUE, END OF PERIOD .........................  $    9.18    $   8.54
                                                          =========    ========
TOTAL RETURN (%)(b) ....................................       8.03      (13.92)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ............     42,316      28,983

   Ratios to average net assets (%)(c):
      Operating expenses, net ..........................        .79         .79
      Operating expenses, gross ........................       1.37        1.48
      Net investment income ............................        .83        1.25

   Portfolio turnover rate (%) .........................      48.55       71.75

*   For the six months ended April 30, 2002 (Unaudited).
** For the period January 31, 2001(commencement of operations) to October 31, 2001.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

168 Select Value Fund

SELECT VALUE FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                            2002*      2001**
                                                          --------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD ..................   $   8.53   $    10.00
                                                          --------   ----------
INCOME FROM OPERATIONS
   Net investment income (a) ..........................        .04          .08
   Net realized and unrealized gain (loss) ............        .64        (1.48)
                                                          --------   ----------
      Total income from operations ....................        .68        (1.40)
                                                          --------   ----------
DISTRIBUTIONS
   From net investment income .........................       (.04)        (.07)
                                                          --------   ----------
NET ASSET VALUE, END OF PERIOD ........................   $   9.17   $     8.53
                                                          ========   ==========
TOTAL RETURN (%)(b) ...................................       8.03       (14.04)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ...........     38,662       31,288

   Ratios to average net assets (%)(c):
      Operating expenses, net .........................        .85          .86
      Operating expenses, gross .......................       1.39         1.50
      Net investment income ...........................        .78         1.18

   Portfolio turnover rate (%) ........................      48.55        71.75

*   For the six months ended April 30, 2002 (Unaudited).
** For the period January 31, 2001(commencement of operations) to October 31, 2001.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                          Select Value Fund 169

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO STATEMENT OF NET ASSETS

April 30, 2002 (Unaudited)

FOOTNOTES:
(a) Nonincome-producing security.
(b) Real Estate Investment Trust (REIT).
(c) Held as collateral in connection with futures contracts purchased (sold) or options written by the Fund.
(d) Rate noted is yield-to-maturity from date of acquisition.
(e) At amortized cost, which approximates market.
(f) Adjustable or floating rate security.
(g) Forward commitment.
(h) Perpetual floating rate security.
(i) Bond is insured by a guarantor.
(j) This security has been valued by the Security Valuation Committee, delegated by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.
(k) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.

ABBREVIATIONS:
ADR   - American Depositary Receipt
GDR   - Global Depositary Receipt
ADS   - American Depositary Share
CMO   - Collateralized Mortgage Obligation
144A  - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
GDS   - Global Depositary Share
LIBOR - London Interbank Offered Rate
PIK   - Payment in Kind
FDIC  - Federal Deposit Insurance Company
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities
TBA   - To Be Announced Security

FOREIGN CURRENCY ABBREVIATIONS:
ARS - Argentine peso
AUD - Australian dollar
BRL - Brazilian real
CAD - Canadian dollar
CHF - Swiss franc
CLP - Chilean peso
CNY - Chinese renminbi yuan
COP - Columbian peso
CRC - Costa Rica colon
CZK - Czech koruna
DKK - Danish krone
EGP - Egyptian pound
EUR - Euro dollar
GBP - British pound sterling
HKD - Hong Kong dollar
HUF - Hungarian forint
IDR - Indonesian rupiah
ILS - Israeli shekel
INR - Indian rupee
ITL - Italian lira
JPY - Japanese yen
KES - Kenyan schilling
KRW - South Korean won
MXN - Mexican peso
MYR - Malaysian kinggit
PEN - Peruvian nouveau sol
PHP - Philippine peso
PLN - Polish zloty
RUB - Russian ruble
SEK - Swedish krona
SGD - Singapore dollar
SKK - Slovakian koruna
THB - Thai baht
TRL - Turkish lira
USD - United States dollar
VEB - Venezuelan bolivar
VND - Vietnam dong
ZAR - South African rand

170 Notes to Statement of Net Assets

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2002 (Unaudited)

1. ORGANIZATION
   Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 31 different investment portfolios referred to as "Funds." These financial statements report on twelve Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

2. SIGNIFICANT ACCOUNTING POLICIES
   The Funds' financial statements are prepared in accordance with generally accepted accounting principles ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

   SECURITY VALUATION: United States equity and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Many fixed-income securities do not trade each day and, thus, last sale or bid prices are frequently not available. Fixed-income securities, therefore, may be valued using prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

   International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

   Short-term investments held by the Funds maturing within 60 days of the valuation date are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

   The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

   INVESTMENT TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

   INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

   REVISED AICPA AUDIT AND ACCOUNTING GUIDE: In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Funds to classify gains and losses realized on prepayments received on mortgage-backed securities presently included in realized gain/loss, as part of interest income. Adopting this accounting principle will not affect the net asset value of the Funds, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations and Changes in Net Assets. The Funds expect that the impact of the adoption of the principle of reclassifying gains and losses realized on prepayments received on mortgage-backed securities will not be material to the financial statements.

   AMORTIZATION AND ACCRETION: All premiums and discounts, including original issue discounts, for the Funds are amortized/accreted for both tax and financial reporting purposes.

   FEDERAL INCOME TAXES: As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income or excise tax provision was required for the Funds.

                                               Notes to Financial Statements 171

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2002 (Unaudited)

   At October 31, 2001, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

                                10/31/02     10/31/03     10/31/04     10/31/05
                               ----------   ----------   ----------   ----------
   Equity I                    $       --   $       --   $       --   $       --
   Equity II                           --           --           --           --
   Equity III                          --           --           --           --
   Equity Q                            --           --           --           --
   International                       --           --           --           --
   Fixed Income III                    --           --           --           --
   Emerging Markets                    --    2,887,175      348,806           --
   Real Estate Securities              --           --           --           --
   Short Term Bond              5,004,287    2,834,049    1,947,924      574,853
   Select Growth                       --           --           --           --
   Select Value                        --           --           --           --

                                  10/31/06       10/31/07       10/31/08       10/31/09         TOTALS
                                ------------   ------------   ------------   ------------   ------------
   Equity I                     $         --   $         --   $         --   $132,776,510   $132,776,510
   Equity II                              --             --             --     22,280,399     22,280,399
   Equity III                             --             --      9,290,945             --      9,290,945
   Equity Q                               --             --             --    104,770,466    104,770,466
   International                          --             --             --    158,167,832    158,167,832
   Fixed Income III                       --      1,303,422      7,309,954             --      8,613,376
   Emerging Markets               56,335,865     30,325,300      6,163,374     63,634,607    159,695,127
   Real Estate Securities                 --     15,587,051     10,165,234             --     25,752,285
   Short Term Bond                    51,911      3,481,990      2,691,693             --     16,586,707*
   Select Growth                          --             --             --     15,489,408     15,489,408
   Select Value                           --             --             --      4,577,864      4,577,864

   * A portion of the loss carryforward was acquired from the Volatility Constrained Bond Fund and may be limited to offset future capital gains of the Fund to the extent provided by regulations.

   The aggregate cost of investments and the composition of gross unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2002 are as follows:

                                                                                          NET
                                                     GROSS             GROSS          UNREALIZED
                                 FEDERAL TAX       UNREALIZED       UNREALIZED       APPRECIATION
                                     COST         APPRECIATION    (DEPRECIATION)    (DEPRECIATION)
                                --------------   --------------   --------------    --------------
   Equity I                     $  644,449,680   $  221,499,208   $  (23,405,838)   $  198,093,370
   Equity II                       696,528,141      176,783,000      (27,746,903)      149,036,097
   Equity III                       55,192,057       15,744,432       (3,328,059)       12,416,373
   Equity Q                      1,483,947,933      213,767,305      (70,321,410)      143,445,895
   International                 1,086,936,778      108,802,870      (45,673,562)       63,129,308
   Fixed Income I                1,771,684,585       23,791,566      (10,147,728)       13,643,838
   Fixed Income III                438,065,284        2,952,100       (4,929,101)       (1,977,001)
   Emerging Markets                294,659,159      103,443,171      (42,012,872)       61,430,299
   Real Estate Securities          549,865,537      142,834,536          (56,550)      142,777,986
   Short Term Bond                 538,962,828        6,173,025       (1,380,973)        4,792,052
   Select Growth                    57,446,064       17,986,573      (20,264,722)       (2,278,149)
   Select Value                     85,275,804        5,900,479       (4,147,770)        1,752,709

172 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2002 (Unaudited)


    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: For all Funds, income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly for the equity Funds, annually for the International Fund, and monthly for the fixed income Funds. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed capital gains and net investment income.

    The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss and by recording gains and losses from securities transactions on the basis of specific identified cost incurred by each money manager for financial reporting purposes and on the basis of specific identified cost incurred by each Fund for tax purposes.

    EXPENSES: The Funds, and when appropriate each Class, will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Advisor"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund or Class are allocated among all Funds and/or Classes principally based on their relative net assets.

    FOREIGN CURRENCY TRANSLATIONS: The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

    (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

    (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

     Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

     The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

     DERIVATIVES: To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

     The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by certain Funds through the use of options and futures to earn "market-like" returns with their excess and liquidity reserve cash balances. Hedging is used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

                                              Notes to Financial Statements 173

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2002 (Unaudited)


    FOREIGN CURRENCY EXCHANGE CONTRACTS: In connection with portfolio purchases and sales of securities denominated in a foreign currency, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The International Fund may enter into foreign currency forward overlays on liquidity reserve balances. Additionally, from time to time the International, Emerging Markets, Fixed Income I and Fixed Income III Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at April 30, 2002, are presented on the Statement of Net Assets for the applicable Funds.

    FORWARD COMMITMENTS: The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days)(i.e., a "forward commitment," "delayed settlement" or "when issued" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

    INVESTMENT IN EMERGING MARKETS: Investing in emerging markets may involve special risks and considerations for the Emerging Markets Fund not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

    OPTIONS: The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. These Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

    When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

    If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

    The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

    FUTURES CONTRACTS: The domestic and international equity Funds utilize futures to equitize liquidity reserve balances. Fixed Income III Fund may utilize futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Changes in the initial settlement values of futures contracts are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

174 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2002 (Unaudited)

3. INVESTMENT TRANSACTIONS
   SECURITIES: During the period ended April 30, 2002, purchases and sales of investment securities (excluding US Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

                                                 PURCHASES            SALES
                                              ---------------    ---------------
   Equity I                                   $   449,162,270    $   563,358,978
   Equity II                                      369,559,935        361,507,216
   Equity III                                      27,849,258         38,630,128
   Equity Q                                       498,472,168        422,907,515
   International                                  394,106,539        350,909,133
   Fixed Income I                                 364,149,284        308,753,778
   Fixed Income III                           $   116,391,988    $   152,434,259
   Emerging Markets                               144,855,492        154,008,322
   Real Estate Securities                         220,292,054        215,147,868
   Short Term Bond                                135,319,410        106,288,807
   Select Growth                                   49,600,522         43,578,411
   Select Value                                    45,187,171         23,290,398


   Purchases and sales of US Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:



                                                PURCHASES             SALES
                                             ---------------     ---------------
   Short Term Bond                           $   402,110,980     $   361,561,341
   Fixed Income I                                774,795,092         852,562,701
   Fixed Income III                              204,799,569         248,451,582

   WRITTEN OPTIONS CONTRACTS: Fund transactions in written options contracts for the period ended April 30, 2002 were as follows:


                                                       FIXED INCOME I                            FIXED INCOME III
                                           --------------------------------------      --------------------------------------
                                           NOTIONAL VALUE (1)        PREMIUMS          NOTIONAL VALUE (1)        PREMIUMS
                                                 (000)               RECEIVED                (000)               RECEIVED
                                           ------------------    ----------------      ------------------    ----------------
   Outstanding October 31, 2001            $           32,275    $        106,371      $          116,086    $      1,885,089
   Opened                                               1,725              52,289                   2,372             440,511
   Closed                                             (34,000)           (158,660)               (106,612)           (839,523)
   Expired                                                 --                  --                    (345)           (117,882)
                                           ------------------    ----------------      ------------------    ----------------
   Outstanding April 30, 2002              $               --    $             --      $           11,501    $      1,368,195
                                           ==================    ================      ==================    ================


                                                       EMERGING MARKETS
                                           --------------------------------------
                                           NOTIONAL VALUE (1)        PREMIUMS
                                                 (000)               RECEIVED
                                           ------------------    ----------------
   Outstanding October 31, 2001            $            7,495    $        551,624
   Opened                                              15,052             936,130
   Closed                                             (22,514)         (1,128,949)
   Expired                                                 --                  --
                                           ------------------    ----------------
   Outstanding April 30, 2002              $               33    $        358,805
                                           ==================    ================

   (1) Each $100,000 notional value represents 1 contract.

                                               Notes to Financial Statements 175

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2002 (Unaudited)

   SECURITIES LENDING: The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and the securities lending agent and is recorded as income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of April 30, 2002, the value of outstanding securities on loan and the value of collateral amounted to as follows:

                                 VALUE OF               VALUE OF
                            SECURITIES ON LOAN         COLLATERAL
                            ------------------     ------------------
   Equity I                 $       29,707,447     $       30,586,398
   Equity II                        82,060,980             85,155,941
   Equity III                          684,010                704,707
   Equity Q                         54,230,201             56,348,393
   Fixed Income I                  231,607,221            234,731,950
   Fixed Income III                 17,505,147             18,137,643
   Real Estate Securities            4,037,023              4,173,620
   Select Growth                     1,848,831              1,924,532
   Select Value                      1,949,391              2,005,360


   As of April 30, 2002, the cash collateral received for the securities on loan are invested as follows:

                                 FRIC MONEY           DEUTSCHE BANK
                                   MARKET              IDA FUND (1)
                            ------------------     ------------------
   Equity I                         15,725,688             14,890,821
   Equity II                        43,782,069             41,457,706
   Equity III                          362,318                343,083
   Equity Q                         28,970,958             27,432,908
   Fixed Income I                  119,115,134            112,791,385
   Fixed Income III                  9,325,287              8,830,214
   Real Estate Securities            2,145,825              2,031,904
   Select Growth                       989,479                936,948
   Select Value                      1,031,036                976,299


   (1) The Deutsche Bank IDA Fund investment balance includes pending items that account for the difference between the total amount invested and the total cash collateral amount.

   As of April 30, 2002, the value of the non-cash collateral received for the securities on loan in the Fixed Income I Fund is $3,053,513. The non-cash collateral consists of a pool of US Government securities.

4. RELATED PARTIES
   ADVISOR AND ADMINISTRATOR: FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company, a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company. Frank Russell Company researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.

   The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the Frank Russell Investment Company Money Market Fund (a series of the Investment Company not presented herein). As of April 30, 2002, $534,233,000 of the Money Market Fund's net assets represents investments by these Funds and $519,397,000 represents the investments of other affiliated Funds not presented herein. In addition, a portion of the collateral received from the Investment Company's securities lending program in the amount of $395,000,000 is invested in the Money Market Fund.

176 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2002 (Unaudited)

   The advisory and administrative fees (excluding Class Y), which are based upon the average daily net assets of each Fund and the rates specified in the table below. Class Y shares pay administrative fees to FRIMCo at cost. The advisory and administrative fees are payable monthly and total $21,951,620 and $1,601,229, respectively, for the period ended April 30, 2002. Prior to April 8, 2002, FRIMCo reduced its advisory fees for each Fund by advisory fees incurred on assets invested in the Money Market Fund.

                                 ANNUAL RATE                                                   ANNUAL RATE
                        -----------------------------                                 ------------------------------
                          ADVISOR       ADMINISTRATOR                                   ADVISOR        ADMINISTRATOR
                        -----------     -------------                                 -----------      -------------
   Equity I                0.55%            0.05%       Fixed Income III                 0.50%             0.05%
   Equity II               0.70             0.05        Emerging Markets                 1.15              0.05
   Equity III              0.55             0.05        Real Estate Securities           0.80              0.05
   Equity Q                0.55             0.05        Short Term Bond                  0.45              0.05
   International           0.70             0.05        Select Growth                    0.80              0.05
   Fixed Income I          0.25             0.05        Select Value                     0.70              0.05

   The advisor has contractually agreed to waive up to the full amount of its 0.50% combined advisory and administrative fees for the Short Term Bond Fund, and to reimburse the Fund to the extent that fund level expenses exceed 0.52% of the Fund's average daily net assets on an annual basis. The total amount of the waiver for the period ended April 30, 2002 was $449,641. There were no reimbursements for the period ended April 30, 2002.

   The Advisor has contractually agreed to waive up to the full amount of its 0.85% combined advisory and administrative fees for the Select Growth Fund, and to reimburse the Fund to the extent that Fund level expenses exceed 0.83% of the Fund's average daily net assets on an annual basis. The total amount of the waiver for the period ended April 30, 2002 was $231,254. There were no reimbursements for the period ended April 30, 2002.

   The Advisor has contractually agreed to waive up to the full amount of its 0.75% combined advisory and administrative fees for the Select Value Fund, and to reimburse the Fund to the extent that Fund level expenses exceed 0.73% of the Fund's average daily net assets on an annual basis. The total amount of the waiver for the period ended April 30, 2002 was $220,211. There were no reimbursements for the period ended April 30, 2002.

   In accordance with the special servicing agreement entered into in February 1999 by the Advisor, the Fund of Funds (a group of five Fund of Funds and the Tax-Managed Global Equity Fund which invest in a combination of Class S shares of the Investment Company's portfolios) and the Funds listed below, the "Underlying Funds" in which the Fund of Funds invest, expenses from the operation of the Fund of Funds are borne by the Underlying Funds based on each Underlying Fund's proportionate share of assets owned by the Fund of Funds. No Underlying Funds will be charged expenses that exceed the estimated savings to each respective Underlying Fund. These estimated savings result from the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Underlying Funds. In the event that the financial benefits to the Underlying Funds do not exceed aggregate expenses of any Fund of Fund, the Advisor will reimburse the respective Underlying Funds.

   For the period ended April 30, 2002, the special servicing expense charged to the Underlying Funds amounted to:

                                 AMOUNT
       UNDERLYING FUNDS           PAID
   ------------------------     --------
   Emerging Markets             $ 14,566
   Short Term Bond                26,485
   Real Estate Securities         24,295

   CUSTODIAN: The Funds have entered into arrangements with their Custodian whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period ended April 30, 2002, the Fund's custodian fees were reduced by the following amounts under these arrangements:


   Equity I                     $    988    Fixed Income III                $ 6,459
   Equity II                       1,265    Emerging Markets                  1,318
   Equity III                         44    Real Estate Securities            1,522
   Equity Q                        1,875    Short Term Bond                   5,368
   International                   2,364    Select Growth                       198
   Fixed Income I                 15,253    Select Value                        192

                                              Notes to Financial Statements 177

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2002 (Unaudited)

   ANALYTIC SERVICES: Fees for analytic services provided to the Funds are paid or accrued to Russell/Mellon Analytical Services, an affiliate of the Investment Company. Russell/Mellon Analytical Services provides its TruVP System to the Funds, pursuant to a written Service Agreement. The TruVP System provides analytics used by the Advisor. The amount of this fee for the period ended April 30, 2002 was $80,945.

   TRANSFER AGENT: The Funds have a contract with FRIMCo to provide transfer agent services to the Investment Company. Total fees for the Funds reported herein for the period ended April 30, 2002 were $2,934,288.

   In addition, FRIMCo has contractually agreed to waive a portion of its transfer agency fees to the extent that those fees would affect "Other Expenses" of certain Funds by one basis point or more. The total transfer agent fee waiver for the period ended April 30, 2002 were as follows:

                                                   TA FEE
            FUND                               WAIVER AMOUNT
   -------------------------                   -------------
   Real Estate Securities                      $       1,513
   Select Growth                                       5,012
   Select Value                                        5,584


   DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company was authorized to make payments to the Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of FRIMCo, or any Selling Agents, as defined in the Plan, an amount for sales support services provided and related expenses incurred which were primarily intended to result in the sale of the Class C shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.75% of the average daily net assets of a Fund's Class C shares on an annual basis.

   In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Funds may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class C and Class E shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class C and Class E shares on an annual basis.

   BROKERAGE COMMISSIONS: The Funds may effect portfolio transactions through Frank Russell Securities, Inc., an affiliate of the Advisor, when a money manager determines that the Fund will receive competitive execution, price, and commissions. Amounts retained by Frank Russell Securities, Inc. for the period ended April 30, 2002 were as follows:


      UNDERLYING FUNDS         AMOUNT        UNDERLYING FUNDS          AMOUNT
   ---------------------     --------      ---------------------     --------
   Equity I                  $ 10,299      Emerging Markets          $ 31,138
   Equity II                   46,319      Real Estate Securities      21,055
   Equity III                   3,263      Select Growth                3,792
   Equity Q                    10,284      Select Value                 5,979
   International               67,594

   Additionally, the Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Advisor.

   BOARD OF TRUSTEES: The Investment Company pays each of its Trustees not affiliated with FRIMCo a retainer of $52,000 per year. Additionally, there is a retainer of $10,000 paid to the committee lead; a $6,000 retainer to each committee chair; a $5,000 retainer for each member attending a committee meeting in person and $2,000 for any special or additional meeting attended in person. The Trustee will receive a $500 retainer for attending the meeting by phone instead of receiving the full retainer had the member attended in person. Out of pocket expenses are also paid by the Investment Company.

178 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2002 (Unaudited)

5. FUND SHARE TRANSACTIONS
   Share transactions for the period ended April 30, 2002 and the year ended October 31, 2001 were as follows:

                                                            SHARES                   DOLLARS (000)
                                                 ---------------------------    -----------------------
                                                     2002           2001           2002         2001
                                                 ------------   ------------    ----------    ---------
EQUITY I
   CLASS E
   Proceeds from shares sold                          110,778        492,649    $    2,997    $  14,962
   Proceeds from reinvestment of distributions          3,718         18,775           100          573
   Payments for shares redeemed                      (281,980)      (523,801)       (7,649)     (15,760)
                                                 ------------   ------------    ----------    ---------
   Net increase (decrease)                           (167,484)       (12,377)       (4,552)        (225)
                                                 ------------   ------------    ----------    ---------
   CLASS I
   Proceeds from shares sold                        4,130,808      9,861,980       111,573      292,201
   Proceeds from reinvestment of distributions        126,125        641,926         3,385       19,561
   Payments for shares redeemed                    (7,799,911)   (19,617,361)     (211,398)    (586,263)
                                                 ------------   ------------    ----------    ---------
   Net increase (decrease)                         (3,542,978)    (9,113,455)      (96,440)    (274,501)
                                                 ------------   ------------    ----------    ---------
   CLASS Y
   Proceeds from shares sold                           26,921      4,752,542           710      142,206
   Proceeds from reinvestment of distributions         13,271         44,502           356        1,274
   Payments for shares redeemed                    (3,470,691)       (59,883)      (94,037)      (1,795)
                                                 ------------   ------------    ----------    ---------
   Net increase (decrease)                         (3,430,499)     4,737,161       (92,971)     141,685
                                                 ------------   ------------    ----------    ---------
   Total net increase (decrease)                   (7,140,961)    (4,388,671)   $ (193,963)   $(133,041)
                                                 ============   ============    ==========    =========

EQUITY II
   CLASS E
   Proceeds from shares sold                          162,908        500,042    $    5,219    $  15,775
   Proceeds from reinvestment of distributions          2,253        137,660            72        4,283
   Payments for shares redeemed                      (185,564)      (513,953)       (6,008)     (16,642)
                                                 ------------   ------------    ----------    ---------
   Net increase (decrease)                            (20,403)       123,749          (717)       3,416
                                                 ------------   ------------    ----------    ---------
   CLASS I
   Proceeds from shares sold                        3,313,228      7,140,976       106,715      225,472
   Proceeds from reinvestment of distributions         78,480      2,825,235         2,491       87,865
   Payments for shares redeemed                    (5,157,550)    (9,353,044)     (167,909)    (294,045)
                                                 ------------   ------------    ----------    ---------
   Net increase (decrease)                         (1,765,842)       613,167       (58,703)      19,292
                                                 ------------   ------------    ----------    ---------
   CLASS Y
   Proceeds from shares sold                        2,564,524      3,076,212        83,387       96,999
   Proceeds from reinvestment of distributions         14,751        204,656           468        6,367
   Payments for shares redeemed                    (1,936,179)      (107,217)      (58,610)      (3,456)
                                                 ------------   ------------    ----------    ---------
   Net increase (decrease)                            643,096      3,173,651        25,245       99,910
                                                 ------------   ------------    ----------    ---------
   Total net increase (decrease)                   (1,143,149)     3,910,567    $  (34,175)   $ 122,618
                                                 ============   ============    ==========    =========

                                               Notes to Financial Statements 179

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2002 (Unaudited)

                                                                  SHARES                    DOLLARS (000)
                                                        -------------------------    ------------------------
                                                           2002           2001          2002          2001
                                                        ----------     ----------    ----------    ----------
   EQUITY III
     CLASS E
     Proceeds from shares sold                              11,105         18,005    $      264    $      455
     Proceeds from reinvestment of distributions               688          1,691            16            42
     Payments for shares redeemed                          (42,852)       (82,674)       (1,019)       (2,049)
                                                        ----------     ----------    ----------    ----------
     Net increase (decrease)                               (31,059)       (62,978)         (739)       (1,552)
                                                        ----------     ----------    ----------    ----------
     CLASS I
     Proceeds from shares sold                             392,189      1,816,884         9,325        46,104
     Proceeds from reinvestment of distributions            14,145         32,910           331           808
     Payments for shares redeemed                       (1,073,947)    (3,388,076)      (25,592)      (85,430)
                                                        ----------     ----------    ----------    ----------
     Net increase (decrease)                              (667,613)    (1,538,282)      (15,936)      (38,518)
                                                        ----------     ----------    ----------    ----------
     Total net increase (decrease)                        (698,672)    (1,601,260)   $  (16,675)   $  (40,070)
                                                        ==========     ==========    ==========    ==========
   EQUITY Q
     CLASS E
     Proceeds from shares sold                              98,440        383,965    $    3,132    $   13,306
     Proceeds from reinvestment of distributions             2,539         23,637            80           838
     Payments for shares redeemed                         (136,215)      (288,267)       (4,330)       (9,887)
                                                        ----------     ----------    ----------    ----------
     Net increase (decrease)                               (35,236)       119,335        (1,118)        4,257
                                                        ----------     ----------    ----------    ----------
     CLASS I
     Proceeds from shares sold                           6,953,759     11,400,288       221,002       389,327
     Proceeds from reinvestment of distributions           149,402      1,248,635         4,734        44,164
     Payments for shares redeemed                       (5,509,768)   (12,910,464)     (175,319)     (445,884)
                                                        ----------     ----------    ----------    ----------
     Net increase (decrease)                             1,593,393       (261,541)       50,417       (12,393)
                                                        ----------     ----------    ----------    ----------
     CLASS Y
     Proceeds from shares sold                           5,799,114     14,772,890       183,320       498,306
     Proceeds from reinvestment of distributions            77,902         94,110         2,469         3,074
     Payments for shares redeemed                       (2,684,257)      (474,299)      (84,921)      (16,821)
                                                        ----------     ----------    ----------    ----------
     Net increase (decrease)                             3,192,759     14,392,701       100,868       484,559
                                                        ----------     ----------    ----------    ----------
     Total net increase (decrease)                       4,750,916     14,250,495    $  150,167    $  476,423
                                                        ==========     ==========    ==========    ==========

180 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2002 (Unaudited)

                                                             SHARES                     DOLLARS (000)
                                                  ---------------------------   ------------------------
                                                      2002           2001          2002          2001
                                                  -----------    ------------   ----------    ----------
   INTERNATIONAL
     CLASS E
     Proceeds from shares sold                         80,307         289,559   $    2,368    $    9,980
     Proceeds from reinvestment of distributions          930          30,084           27         1,107
     Payments for shares redeemed                    (253,601)       (291,193)      (7,406)       (9,989)
                                                  -----------    ------------   ----------    ----------
     Net increase (decrease)                         (172,364)         28,450       (5,011)        1,098
                                                  -----------    ------------   ----------    ----------
     CLASS I
     Proceeds from shares sold                      6,726,835      10,818,690      196,242       359,380
     Proceeds from reinvestment of distributions       88,965       1,344,057        2,568        49,433
     Payments for shares redeemed                  (8,534,375)    (16,834,122)    (250,641)     (568,258)
                                                  -----------    ------------   ----------    ----------
     Net increase (decrease)                       (1,718,575)     (4,671,375)     (51,831)     (159,445)
                                                  -----------    ------------   ----------    ----------
     CLASS Y
     Proceeds from shares sold                      4,788,736      11,741,983      138,573       388,248
     Proceeds from reinvestment of distributions       63,950         110,072        1,846         4,050
     Payments for shares redeemed                  (2,446,458)       (220,522)     (72,613)       (6,308)
                                                  -----------    ------------   ----------    ----------
     Net increase (decrease)                        2,406,228      11,631,533       67,806       385,990
                                                  -----------    ------------   ----------    ----------
     Total net increase (decrease)                    515,289       6,988,608   $   10,964    $  227,643
                                                  ===========    ============   ==========    ==========

   FIXED INCOME I
     CLASS E
     Proceeds from shares sold                        117,763         439,031   $    2,523    $    9,440
     Proceeds from reinvestment of distributions       49,560          86,139        1,049         1,840
     Payments for shares redeemed                    (435,587)       (554,449)      (9,383)      (11,933)
                                                  -----------    ------------   ----------    ----------
     Net increase (decrease)                         (268,264)        (29,279)      (5,811)         (653)
                                                  -----------    ------------   ----------    ----------
     CLASS I
     Proceeds from shares sold                      7,510,313      16,817,236      162,243       361,700
     Proceeds from reinvestment of distributions    1,248,965       2,217,992       26,425        47,346
     Payments for shares redeemed                  (9,348,857)    (25,395,832)    (201,231)     (549,198)
                                                  -----------    ------------   ----------    ----------
     Net increase (decrease)                         (589,579)     (6,360,604)     (12,563)     (140,152)
                                                  -----------    ------------   ----------    ----------
     CLASS Y
     Proceeds from shares sold                     11,225,978      18,533,028      242,292       399,111
     Proceeds from reinvestment of distributions      725,362         916,492       15,351        19,721
     Payments for shares redeemed                  (8,445,589)     (3,074,749)    (184,223)      (67,817)
                                                  -----------    ------------   ----------    ----------
     Net increase (decrease)                        3,505,751      16,374,771       73,420       351,015
                                                  -----------    ------------   ----------    ----------
     Total net increase (decrease)                  2,647,908       9,984,888   $   55,046    $  210,210
                                                  ===========    ============   ==========    ==========

                                               Notes to Financial Statements 181

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2002 (Unaudited)

                                                                    SHARES                         DOLLARS (000)
                                                      --------------------------------   ---------------------------------
                                                            2002             2001              2002             2001
                                                      ---------------   --------------   ---------------   ---------------
FIXED INCOME III
   CLASS E
   Proceeds from shares sold                                   62,591          649,990   $           624   $         6,540
   Proceeds from reinvestment of distributions                 19,438           35,736               192               359
   Payments for shares redeemed                              (134,160)        (652,317)           (1,344)           (6,561)
                                                      ---------------   --------------   ---------------   ---------------
   Net increase (decrease)                                    (52,131)          33,409              (528)              338
                                                      ---------------   --------------   ---------------   ---------------
   CLASS I
   Proceeds from shares sold                                3,747,907       10,393,451            37,447           104,693
   Proceeds from reinvestment of distributions              1,429,473        2,569,885            14,055            25,588
   Payments for shares redeemed                           (11,069,497)     (20,257,459)         (110,750)         (203,805)
                                                      ---------------   --------------   ---------------   ---------------
   Net increase (decrease)                                 (5,892,117)      (7,294,123)          (59,248)          (73,524)
                                                      ---------------   --------------   ---------------   ---------------
   CLASS Y
   Proceeds from shares sold                                       --               --                --                --
   Proceeds from reinvestment of distributions                     --          140,589                --             1,401
   Payments for shares redeemed                            (2,327,389)              --           (23,720)               --
                                                      ---------------   --------------   ---------------   ---------------
   Net increase (decrease)                                 (2,327,389)         140,589           (23,720)            1,401
                                                      ---------------   --------------   ---------------   ---------------
   Total net increase (decrease)                           (8,271,637)      (7,120,125)  $       (83,496)  $       (71,785)
                                                      ===============   ==============   ===============   ===============
EMERGING MARKETS
   CLASS C
   Proceeds from shares sold                                  138,612          137,117   $         1,181   $         1,123
   Proceeds from reinvestment of distributions                     --               --                --                --
   Payments for shares redeemed                               (27,961)         (35,899)             (236)             (284)
                                                      ---------------   --------------   ---------------   ---------------
   Net increase (decrease)                                    110,651          101,218               945               839
                                                      ---------------   --------------   ---------------   ---------------
   CLASS E
   Proceeds from shares sold                                  321,895          567,859             2,623             4,705
   Proceeds from reinvestment of distributions                     --               --                --                --
   Payments for shares redeemed                              (443,017)        (266,754)           (3,817)           (2,184)
                                                      ---------------   --------------   ---------------   ---------------
   Net increase (decrease)                                   (121,122)         301,105            (1,194)            2,521
                                                      ---------------   --------------   ---------------   ---------------
   CLASS S
   Proceeds from shares sold                                6,734,862       16,388,682            57,660           135,632
   Proceeds from reinvestment of distributions                 61,763              424               495                 3
   Payments for shares redeemed                            (8,980,342)     (16,408,954)          (77,003)         (136,160)
                                                      ---------------   --------------   ---------------   ---------------
   Net increase (decrease)                                 (2,183,717)         (19,848)          (18,848)             (525)
                                                      ---------------   --------------   ---------------   ---------------
   Total net increase (decrease)                           (2,194,188)         382,475   $       (19,097)  $         2,835
                                                      ===============   ==============   ===============   ===============

182 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2002 (Unaudited)


                                                                     SHARES                       DOLLARS (000)
                                                          --------------------------     ----------------------------
                                                              2002           2001            2002            2001
                                                          ------------   -----------     ------------    ------------
REAL ESTATE SECURITIES
   CLASS C
   Proceeds from shares sold                                   148,595       103,276     $      4,343    $      2,875
   Proceeds from reinvestment of distributions                   6,912         6,912              202             192
   Payments for shares redeemed                                (38,554)      (29,021)          (1,121)           (804)
                                                          ------------   -----------     ------------    ------------
   Net increase (decrease)                                     116,953        81,167            3,424           2,263
                                                          ------------   -----------     ------------    ------------
   CLASS E
   Proceeds from shares sold                                    69,130       212,123            2,022           5,932
   Proceeds from reinvestment of distributions                  11,624        16,648              339             465
   Payments for shares redeemed                               (125,406)     (156,979)          (3,695)         (4,398)
                                                          ------------   -----------     ------------    ------------
   Net increase (decrease)                                     (44,652)       71,792           (1,334)          1,999
                                                          ------------   -----------     ------------    ------------
   CLASS S
   Proceeds from shares sold                                 3,249,745     5,249,657           95,666         147,150
   Proceeds from reinvestment of distributions                 542,365       928,495           15,938          26,005
   Payments for shares redeemed                             (4,406,413)   (9,472,152)        (130,741)       (265,634)
                                                          ------------   -----------     ------------    ------------
   Net increase (decrease)                                    (614,303)   (3,294,000)         (19,137)        (92,479)
                                                          ------------   -----------     ------------    ------------
   Total net increase (decrease)                              (542,002)   (3,141,041)    $    (17,047)   $    (88,217)
                                                          ============   ===========     ============    ============
SHORT TERM BOND
   CLASS C
   Proceeds from shares sold                                   313,482        78,584     $      5,880    $      1,467
   Proceeds from reinvestment of distributions                   3,921         2,381               73              44
   Payments for shares redeemed                                (48,508)      (27,890)            (909)           (514)
                                                          ------------   -----------     ------------    ------------
   Net increase (decrease)                                     268,895        53,075            5,044             997
                                                          ------------   -----------     ------------    ------------
   CLASS E
   Proceeds from shares sold                                   291,423       564,628            5,474          10,581
   Proceeds from reinvestment of distributions                  18,910        36,645              352             680
   Payments for shares redeemed                               (245,165)     (214,143)          (4,612)         (4,004)
                                                          ------------   -----------     ------------    ------------
   Net increase (decrease)                                      65,168       387,130            1,214           7,257
                                                          ------------   -----------     ------------    ------------

   CLASS S
   Proceeds from shares sold                                11,307,497     8,965,303          212,360         167,732
   Proceeds from reinvestment of distributions                 424,986       970,821            7,895          17,951
   Payments for shares redeemed                             (6,792,420)  (12,032,878)        (127,315)       (224,412)
                                                          ------------   -----------     ------------    ------------
   Net increase (decrease)                                   4,940,063    (2,096,754)          92,940         (38,729)
                                                          ------------   -----------     ------------    ------------
   Total net increase (decrease)                             5,274,126    (1,656,549)    $     99,198    $    (30,475)
                                                          ============   ===========     ============    ============

                                               Notes to Financial Statements 183

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2002 (Unaudited)

                                                           SHARES                DOLLARS (000)
                                                   -----------------------   ---------------------
                                                      2002         2001         2002        2001
                                                   ----------   ----------   ---------   ---------

SELECT GROWTH (a)
   CLASS C
   Proceeds from shares sold                           65,842      166,964   $     474   $   1,561
   Proceeds from reinvestment of distributions             --           --          --          --
   Payments for shares redeemed                          (426)     (13,972)         (3)       (102)
                                                   ----------   ----------   ---------   ---------
   Net increase (decrease)                             65,416      152,992         471       1,459
                                                   ----------   ----------   ---------   ---------
   CLASS E
   Proceeds from shares sold                        1,156,994      406,916       8,495       3,499
   Proceeds from reinvestment of distributions             --           --          --          --
   Payments for shares redeemed                      (557,398)        (735)     (4,032)         (6)
                                                   ----------   ----------   ---------   ---------
   Net increase (decrease)                            599,596      406,181       4,463       3,493
                                                   ----------   ----------   ---------   ---------
   CLASS I
   Proceeds from shares sold                          117,190    3,258,910         849      31,629
   Proceeds from reinvestment of distributions             --           --          --          --
   Payments for shares redeemed                       (24,366)    (123,313)       (167)       (842)
                                                   ----------   ----------   ---------   ---------
   Net increase (decrease)                             92,824    3,135,597         682      30,787
                                                   ----------   ----------   ---------   ---------
   CLASS S
   Proceeds from shares sold                          235,712    3,737,572       1,711      35,271
   Proceeds from reinvestment of distributions             --           --          --          --
   Payments for shares redeemed                       (26,065)    (148,910)       (191)       (969)
                                                   ----------   ----------   ---------   ---------
   Net increase (decrease)                            209,647    3,588,662       1,520      34,302
                                                   ----------   ----------   ---------   ---------
   Total net increase (decrease)                      967,484    7,283,432   $   7,136   $  70,041
                                                   ==========   ==========   =========   =========

SELECT VALUE (a)
   Class C
   Proceeds from shares sold                           45,739      223,038   $     427   $   2,153
   Proceeds from reinvestment of distributions          1,314          181          12           2
   Payments for shares redeemed                        (2,499)      (6,468)        (23)        (55)
                                                   ----------   ----------   ---------   ---------
   Net increase (decrease)                             44,554      216,751         416       2,100
                                                   ----------   ----------   ---------   ---------
   CLASS E
   Proceeds from shares sold                        1,043,978      394,890       9,477       3,786
   Proceeds from reinvestment of distributions         20,118          811         182           7
   Payments for shares redeemed                      (516,988)     (25,822)     (4,669)       (250)
                                                   ----------   ----------   ---------   ---------
   Net increase (decrease)                            547,108      369,879       4,990       3,543
                                                   ----------   ----------   ---------   ---------
   CLASS I
   Proceeds from shares sold                           76,257    3,434,442         696      33,635
   Proceeds from reinvestment of distributions            223       19,957           2         180
   Payments for shares redeemed                       (36,910)     (58,864)       (334)       (515)
                                                   ----------   ----------   ---------   ---------
   Net increase (decrease)                             39,570    3,395,535         364      33,300
                                                   ----------   ----------   ---------   ---------
   CLASS S
   Proceeds from shares sold                        1,247,167    3,961,683      11,376      38,602
   Proceeds from reinvestment of distributions         13,781       24,255         125         216
   Payments for shares redeemed                       (46,744)    (317,533)       (429)     (2,826)
                                                   ----------   ----------   ---------   ---------
   Net increase (decrease)                          1,214,204    3,668,405      11,072      35,992
                                                   ----------   ----------   ---------   ---------
   Total net increase (decrease)                    1,845,436    7,650,570   $  16,842   $  74,935
                                                   ==========   ==========   =========   =========

(a) Share transactions for all Classes are for the period January 31, 2001 (commencement of operations) to April 30, 2002.

184 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2002 (Unaudited)

6. LINE OF CREDIT
   The Investment Company (the "Participants") share in a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .125% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus .50% annually, is calculated based on the market rates at the time of the borrowing. The Funds may borrow up to a maximum of 33.33% of the value of their net assets under the agreement. The agreement will expire December 26, 2002. The Funds did not have any drawdowns for the period ended April 30, 2002.

7. BENEFICIAL INTEREST
   As of April 30, 2002, the following Funds have one or more shareholders with shares of beneficial interest of greater than 10% of the total outstanding shares of each respective Fund:

                                    %           %           %
                                ---------   ---------   ---------
Equity I                          38.8         --          --
Equity II                         40.5         --          --
Equity III                        48.3         --          --
Equity Q                          35.5         25.4        --
International                     27.1         19.2        --
Fixed Income I                    19.6         17.5        12.8
Fixed Income III                  60.3         --          --
Emerging Markets                  29.7         --          --
Real Estate Securities            35.6         --          --
Short Term Bond                   30.4         --          --
Select Growth                     72.8         16.6        --
Select Value                      53.4         19.5        18.1

                                               Notes to Financial Statements 185

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

MATTER SUBMITTED TO A VOTE OF SHAREHOLDERS

April 30, 2002 (Unaudited)

There was a Special Meeting in Lieu of Annual Meeting of Shareholders of the Frank Russell Investment Company ("the Investment Company") held at 909 A Street, Tacoma, Washington held on December 13, 2001.

THE FOLLOWING MATTERS WERE VOTED UPON AT THE MEETING

THE RESULT OF EACH VOTE ACCOMPANY THE DESCRIPTION OF EACH MATTER
----------------------------------------------------------------

1.  Election of Trustees.
VOTE:
-----

                                   FOR                                ABSTAIN
                            -----------------                     -------------
Kristianne Blake            2,411,474,404.404                     8,451,167.148
Raymond P. Tennison, Jr.    2,411,476,320.327                     8,449,251.225

2. To amend the Equity Income and Equity III Funds' fundamental investment objective such that such Funds will seek to provide capital appreciation.
VOTE:
-----

                                   FOR               AGAINST          ABSTAIN
                            -----------------    -------------    -------------
Equity III                      1,938,339.173          722.982        4,692.000

3.a  To amend the fundamental investment restriction regarding borrowing.
VOTE:
-----

                                   FOR               AGAINST          ABSTAIN
                            -----------------    -------------    -------------
Emerging Markets               19,274,715.606    1,076,685.015      179,927.463
Equity I                       18,668,764.857      716,322.865       26,195.000
Equity II                      12,166,111.454      400,779.932       80,365.700
Equity III                      1,738,364.973      200,697.182        4,692.000
Equity Q                       24,636,444.254      663,544.112      301,021.560
Fixed Income I                 32,112,869.076      867,534.471      390,040.800
Fixed Income III               20,799,591.806      597,556.700       19,591.000
International                  22,969,608.791      442,835.000      135,879.000
Real Estate Securities          9,084,954.211      375,900.508       91,367.003
Select Growth                   6,729,950.110       14,120.510            0.000
Select Value                    6,242,607.336       17,766.080            0.000
Short Term Bond                10,498,374.489      602,141.470       57,133.315

3.b To amend the fundamental investment restriction regarding underwriting.
VOTE:
-----

                                   FOR               AGAINST          ABSTAIN
                            -----------------    -------------    -------------
Emerging Markets               20,163,686.036      215,284.982      152,357.066
Equity I                       19,283,932.487      100,964.235       26,386.000
Equity II                      12,498,074.754       68,816.632       80,365.700
Equity III                      1,938,339.173          722.982        4,692.000
Equity Q                       25,166,652.254      133,335.112      301,022.560
Fixed Income I                 32,726,032.976      254,370.571      390,040.800
Fixed Income III               21,040,166.506      353,788.000       22,785.000
International                  23,353,161.791       59,282.000      135,879.000
Real Estate Securities          9,353,269.642      116,898.507       82,053.573
Select Growth                   6,737,700.620        6,370.000            0.000
Select Value                    6,260,373.416            0.000            0.000
Short Term Bond                10,977,500.279      144,515.770       35,633.225

186 Matter Submitted to a Vote of Shareholders

FRANK RUSSELL INVESTMENT COMPANY INSTITUTIONAL FUNDS

April 30, 2002 (Unaudited)

  3.c To amend the fundamental investment restriction regarding lending.
  VOTE:



                                              FOR             AGAINST         ABSTAIN
                                        ---------------   -------------   -------------
  Emerging Markets                       20,082,371.743     241,270.003     207,686.338
  Equity I                               19,156,971.487     227,925.235      26,386.000
  Equity II                              12,484,876.554      82,014.832      80,365.700
  Equity III                              1,929,727.173       9,334.982       4,692.000
  Equity Q                               25,171,052.254     128,743.112     301,214.560
  Fixed Income I                         32,835,594.976     144,417.571     390,431.800
  Fixed Income III                       21,248,220.506     145,734.000      22,785.000
  International                          23,339,430.691      73,014.100     135,878.000
  Real Estate Securities                  9,326,828.312     124,008.750     101,384.660
  Select Growth                           6,732,047.620      12,023.000           0.000
  Select Value                            6,255,463.416       4,910.000           0.000
  Short Term Bond                        10,888,982.479     195,651.350      73,015.445

  3.d To amend the fundamental investment restriction regarding investing in commodities.
  VOTE:
                                              FOR             AGAINST         ABSTAIN
                                        ---------------   -------------   -------------
  Emerging Markets                       19,555,687.896     779,930.781     195,709.407
  Equity I                               18,783,516.257     600,996.465      26,770.000
  Equity II                              12,211,422.354     355,705.032      80,129.700
  Equity III                              1,738,364.973     200,697.182       4,692.000
  Equity Q                               24,748,147.254     551,440.112     301,422.560
  Fixed Income I                         32,115,688.976     863,748.571     391,006.800
  Fixed Income III                       20,688,869.506     707,282.000      20,588.000
  International                          23,067,897.991     344,546.800     135,878.000
  Real Estate Securities                  9,160,892.676     294,647.884      96,681.162
  Select Growth                           6,729,950.110      14,120.510           0.000
  Select Value                            6,247,871.246      12,502.170           0.000
  Short Term Bond                        10,797,677.434     290,562.950      69,408.890

  3.e To amend the fundamental investment restriction regarding issuing senior securities.
  VOTE:

                                              FOR             AGAINST         ABSTAIN
                                        ---------------   -------------   -------------
  Emerging Markets                       19,915,112.731     416,028.590     200,186.763
  Equity I                               18,941,804.487     442,709.235      26,769.000
  Equity II                              12,365,437.954     201,156.432      80,662.700
  Equity III                              1,767,610.173     171,451.982       4,692.000
  Equity Q                               24,890,669.254     408,124.112     302,216.560
  Fixed Income I                         32,394,873.976     584,173.571     391,396.800
  Fixed Income III                       21,081,727.506     314,424.000      20,588.000
  International                          23,133,844.791     278,600.000     135,878.000
  Real Estate Securities                  9,231,616.705     221,620.741      98,984.277
  Select Growth                           6,729,950.110      14,120.510           0.000
  Select Value                            6,247,871.246      12,502.170           0.000
  Short Term Bond                        10,860,736.374     228,051.140      68,861.760

                                  Matter Submitted to a Vote of Shareholders 187

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

MATTER SUBMITTED TO A VOTE OF SHAREHOLDERS - CONTINUED

April 30, 2002 (Unaudited)

  3.f To amend the fundamental investment restriction regarding industry concentration.
  VOTE:

                                        FOR             AGAINST         ABSTAIN
                                  ---------------    ------------    ------------
  Emerging Markets                 19,841,306.601     502,969.616     187,051.867
  Equity I                         19,192,232.857     192,280.865      26,769.000
  Equity II                        12,387,906.554     178,686.832      80,663.700
  Equity III                        1,909,093.973      29,968.182       4,692.000
  Equity Q                         25,089,395.254     209,397.112     302,217.560
  Fixed Income I                   32,665,786.976     313,259.571     391,397.800
  Fixed Income III                 21,062,419.506     333,732.000      20,588.000
  International                    23,294,276.991     118,167.800     135,878.000
  Real Estate Securities            9,301,660.990     155,042.341      95,518.392
  Select Growth                     6,732,047.620      12,023.000           0.000
  Select Value                      6,249,572.416      10,801.000           0.000
  Short Term Bond                  10,763,939.899     326,487.455      67,221.920

  5.a To eliminate the fundamental investment restriction regarding making investments in companies for the purpose of exercising control or management.
  VOTE:

                                        FOR             AGAINST         ABSTAIN
                                  ---------------    ------------    ------------
  Emerging Markets                 19,661,052.801     679,139.393     191,135.890
  Equity I                         19,278,995.257     107,604.465      24,683.000
  Equity II                        12,460,251.454     167,324.632      19,681.000
  Equity III                        1,900,481.973      38,580.182       4,692.000
  Equity Q                         25,348,036.814     230,311.112      22,662.000
  Fixed Income I                   32,930,374.776     421,740.571      18,329.000
  Fixed Income III                 20,855,907.506     545,361.000      15,471.000
  International                    23,413,866.291     110,056.500      24,400.000
  Real Estate Securities            9,181,990.361     275,099.334      95,132.028
  Select Growth                     6,737,700.620       6,370.000           0.000
  Select Value                      6,251,462.416       8,911.000           0.000
  Short Term Bond                  10,685,565.269     422,245.155      49,838.850

  5.b To eliminate the fundamental investment restriction regarding purchasing securities on margin and making short sales.
  VOTE:

                                        FOR             AGAINST         ABSTAIN
                                  ---------------    ------------    ------------
  Emerging Markets                 19,625,972.299     715,312.098     190,043.687
  Equity I                         19,153,300.857     233,297.865      24,684.000
  Equity II                        12,440,540.254     187,569.832      19,147.000
  Equity III                        1,901,783.973      37,278.182       4,692.000
  Equity Q                         25,317,081.814     261,367.112      22,561.000
  Fixed Income I                   32,927,615.776     424,498.571      18,330.000
  Fixed Income III                 20,855,038.506     546,230.000      15,471.000
  International                    23,147,669.191     376,253.600      24,400.000
  Real Estate Securities            9,208,892.437     249,689.024      93,640.262
  Select Growth                     6,732,047.620      12,023.000           0.000
  Select Value                      6,249,572.416      10,801.000           0.000
  Short Term Bond                  10,691,991.124     415,818.290      49,839.860

188 Matter Submitted to a Vote of Shareholders

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

MATTER SUBMITTED TO A VOTE OF SHAREHOLDERS - CONTINUED

April 30, 2002 (Unaudited)


  5.c To eliminate the fundamental investment restriction regarding purchasing securities of other investment companies.
  VOTE:

                                         FOR            AGAINST        ABSTAIN
                                   ---------------   ------------   ------------
  Emerging Markets                  20,107,946.674    244,934.157    178,447.253
  Equity I                          19,193,204.487    192,835.235     25,243.000
  Equity II                         12,552,932.254     74,507.832     19,817.000
  Equity III                         1,937,037.173      2,024.982      4,692.000
  Equity Q                          25,485,912.814     91,493.112     23,604.000
  Fixed Income I                    33,207,911.776    144,203.571     18,329.000
  Fixed Income III                  21,252,340.506    148,928.000     15,471.000
  International                     23,459,643.691     63,676.100     25,003.000
  Real Estate Securities             8,513,415.705    943,877.111     94,928.907
  Select Growth                      6,735,257.620      6,370.000      2,443.000
  Select Value                       6,254,482.416      5,891.000          0.000
  Short Term Bond                   10,922,619.589    185,156.735     49,872.950

  5.d To eliminate the fundamental investment restriction regarding investments in options.
  VOTE:

                                         FOR            AGAINST        ABSTAIN
                                   ---------------   ------------   ------------
  Emerging Markets                  19,782,885.076    550,164.415    198,278.593
  Equity I                          19,158,500.857    228,096.865     24,685.000
  Equity II                         12,428,314.054    199,262.032     19,681.000
  Equity III                         1,901,783.973     37,278.182      4,692.000
  Equity Q                          25,336,805.814    240,873.112     23,331.000
  Fixed Income I                    32,928,160.776    424,344.571     17,939.000
  Fixed Income III                  20,862,689.506    545,906.000      8,144.000
  International                     23,404,992.991    118,929.800     24,400.000
  Real Estate Securities             9,283,908.449    172,610.101     95,703.172
  Select Growth                      6,737,700.620      6,370.000          0.000
  Select Value                       6,260,373.416          0.000          0.000
  Short Term Bond                   10,848,374.649    248,098.935     61,175.690

  5.e To eliminate the fundamental investment restriction regarding participating in joint trading accounts.
  VOTE:

                                         FOR            AGAINST        ABSTAIN
                                   ---------------   ------------   ------------
  Emerging Markets                  19,893,528.091    447,453.846    190,346.147
  Equity I                          18,941,882.487    442,514.235     26,886.000
  Equity II                         12,424,013.654    203,288.432     19,955.000
  Equity III                         1,774,920.173    164,141.982      4,692.000
  Equity Q                          25,156,890.814    419,075.112     25,044.000
  Fixed Income I                    32,768,963.776    583,151.571     18,329.000
  Fixed Income III                  21,083,269.506    313,879.000     19,591.000
  International                     23,240,146.791    282,352.000     25,824.000
  Real Estate Securities             9,227,576.284    228,250.972     96,394.467
  Select Growth                      6,735,603.110      8,467.510          0.000
  Select Value                       6,258,672.246      1,701.170          0.000
  Short Term Bond                   10,880,845.484    226,181.910     50,621.880

                                  Matter Submitted to a Vote of Shareholders 189

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

MATTER SUBMITTED TO A VOTE OF SHAREHOLDERS - CONTINUED

April 30, 2002 (Unaudited)

  5.f To eliminate the fundamental investment restriction regarding purchases or sales of portfolio securities involving affiliates.
  VOTE:

                                        FOR            AGAINST         ABSTAIN
                                 ---------------    ------------    ------------
  Emerging Markets                20,096,453.806     240,420.796     194,453.482
  Equity I                        19,174,654.487     210,302.235      26,326.000
  Equity II                       12,546,132.254      81,170.832      19,954.000
  Equity III                       1,931,029.173       8,032.982       4,692.000
  Equity Q                        25,459,772.814     116,465.112      24,772.000
  Fixed Income I                  33,207,696.776     144,417.571      18,330.000
  Fixed Income III                21,248,220.506     148,928.000      19,591.000
  International                   23,450,199.691      72,623.100      25,500.000
  Real Estate Securities           9,333,471.062     122,828.815      95,921.845
  Select Growth                    6,729,604.620      12,023.000       2,443.000
  Select Value                     6,252,444.416       7,929.000           0.000
  Short Term Bond                 10,857,892.229     246,652.790      53,104.255

  5.g To eliminate the fundamental investment restriction regarding diversification of investments and regarding acquiring more than certain percentages of the securities of any one issuer.
  VOTE:

                                        FOR            AGAINST         ABSTAIN
                                 ---------------    ------------    ------------
  Emerging Markets                19,438,695.573     759,107.064     333,525.447
  Equity I                        18,795,570.257     574,609.865      41,102.600
  Equity II                       12,274,895.054     342,993.832      29,368.200
  Equity III                       1,745,674.973     193,387.182       4,692.000
  Equity Q                        25,020,872.814     543,502.112      36,635.000
  Fixed Income I                  32,488,402.776     753,971.571     128,070.000
  Fixed Income III                20,689,866.506     500,154.000     226,719.000
  International                   23,165,110.191     345,044.800      38,167.800
  Real Estate Securities           9,063,373.932     300,579.419     188,268.372
  Select Growth                    6,729,950.110      14,120.510           0.000
  Select Value                     6,244,851.246      15,522.170           0.000
  Short Term Bond                 10,794,531.294     276,670.520      86,447.460

  5.h To eliminate the Fixed Income I, Diversified Bond and Short Term Bond
      Funds' fundamental investment restriction regarding investments in convertible bonds.
  VOTE:

                                        FOR            AGAINST         ABSTAIN
                                 ----------------   -------------   ------------
  Fixed Income I                   33,100,739.776     251,766.571     17,938.000


190 Matter Submitted to a Vote of Shareholders

INSTITUTIONAL FUNDS

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

TRUSTEES
 Lynn L. Anderson, Chairman
 Paul E. Anderson
 Paul Anton, PhD
 William E. Baxter
 Kristianne Blake
 Lee C. Gingrich
 Eleanor W. Palmer
 Raymond P. Tennison, Jr.

TRUSTEES EMERITUS
 George F. Russell, Jr.

OFFICERS
 Lynn L. Anderson, Chairman of the Board and President
 Mark Amberson, Director of Short Term Investment Funds
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Randall P. Lert, Director of Investments
 Karl Ege, Secretary and General Counsel

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CONSULTANT
 Frank Russell Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Allan Forbes Building
 150 Newport Avenue AFB35
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) RUSSEL4
 (800) 787-7354

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

MONEY MANAGERS EQUITY I FUND
 Alliance Capital Management L.P., Minneapolis, MN
 Barclays Global Investors, San Francisco, CA
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 Marsico Capital Management Company, LLC, Denver, CO
 MFS Institutional Advisors, Inc., Boston, MA
 Peachtree Asset Management, Atlanta, GA
 Strong Capital Management, Inc., Menomonee Falls, WI
 Suffolk Capital Management, LLC, New York, NY
 Turner Investment Partners, Inc., Berwyn, PA
 Westpeak Global Advisors, L.P., Boulder, CO

EQUITY II FUND
 CapitalWorks Investment Partners, LLC, San Diego, CA
 David J. Greene and Company, LLC, New York, NY
 Delphi Management, Inc., Boston, MA
 GlobeFlex Capital, L.P., San Diego, CA
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 Sirach Capital Management, Inc., Seattle, WA
 Suffolk Capital Management, LLC, New York, NY
 TimesSquare Capital Management, Inc., New York, NY
 Westpeak Global Advisors, L.P., Boulder, CO

EQUITY III FUND
 Barclays Global Investors, San Francisco, CA
 Iridian Asset Management LLC, Westport, CT
 Westpeak Global Advisors, L.P., Boulder, CO

EQUITY Q FUND
 Barclays Global Investors, San Francisco, CA
 Franklin Portfolio Associates LLC, Boston, MA
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 J.P. Morgan Investment Management Inc., New York, NY

INTERNATIONAL FUND
 Alliance Capital Management L.P., Minneapolis, MN
 Capital International, Inc., Los Angeles, CA
 Delaware International Advisers Ltd., London, England
 Driehaus Capital Management, Inc., Chicago, IL
 Fidelity Management & Research Company, Boston, MA
 J.P. Morgan Investment Management Inc., New York, NY
 Marvin & Palmer Associates, Inc., Wilmington, DE
 Mastholm Asset Management, LLC, Bellevue, WA
 Oechsle International Advisors, LLC, Boston, MA
 The Boston Company Asset Management, LLC, Boston, MA

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

                               Manager, Money Managers and Service Providers 191

INSTITUTIONAL FUNDS

FRANK RUSSELL INVESTMENT COMPANY

909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001


EMERGING MARKETS FUND
  Alliance Capital Management L.P., Minneapolis, MN
  Foreign & Colonial Emerging Markets Limited,
    London, England
  Genesis Asset Managers Limited, London, England
  Nicholas Applegate Capital Management, San Diego, CA
  Schroder Investment Management North America Ltd.,
    New York, NY

REAL ESTATE SECURITIES FUND
  AEW Management and Advisors, L.P., Boston, MA
  RREEF America L.L.C., Chicago, IL
  Security Capital Research & Management Incorporated,
    Chicago, IL

SHORT TERM BOND FUND
  BlackRock Financial Management, Inc., New York, NY
  Merganser Capital Management LP, Cambridge, MA
  Pacific Investment Management Company LLC,
    Newport Beach, CA
  STW Fixed Income Management, Santa Barbara, CA

FIXED INCOME I FUND
  Lincoln Capital Management Company, Chicago, IL
  Pacific Investment Management Company LLC,
    Newport Beach, CA
  TimesSquare Capital Management, Inc., New York, NY

FIXED INCOME III FUND
  Delaware Management Company, a series of Delaware
    Management Business Trust, Philadelphia, PA
  Morgan Stanley Investments, LP, West Conshohocken, PA
  Pacific Investment Management Company LLC,
    Newport Beach, CA
  TimesSquare Capital Management, Inc., New York, NY

SELECT GROWTH FUND
  CapitalWorks Investment Partners, LLC, San Diego, CA
  Fuller & Thaler Asset Management, Inc., San Mateo, CA
  Strong Capital Management, Inc., Menomonee Falls, WI
  TCW Investment Management Co., Los Angeles, CA
  Turner Investment Partners, Inc., Berwyn, PA

SELECT VALUE FUND
  Iridian Asset Management LLC, Westport, CT
  MFS Institutional Advisors, Inc., Boston, MA
  Systematic Financial Management, L.P., Teaneck, NJ

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

192 Manager, Money Managers and Service Providers

[LOGO] RUSSELL
Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402
253-627-7001
800-787-7354
Fax: 253-591-3495
www.russell.com
                                                               36-08-068 (0402)

                                    [GRAPHIC]

                              Frank Russell Cover

                              MONEY MARKET FUNDS
FRANK RUSSELL INVESTMENT COMPANY





[LOGO] RUSSELL
2002 Semiannual Report
CLASS S SHARES
MONEY MARKET FUND
US GOVERNMENT MONEY MARKET FUND
TAX FREE MONEY MARKET FUND
APRIL 30, 2002

                FRANK RUSSELL INVESTMENT COMPANY

                Frank Russell Investment Company
                is a "series mutual fund" with 31
                different investment portfolios.
                These financial statements report
                on three Funds, each of which has
                distinct investment objectives and
                strategies.

                FRANK RUSSELL INVESTMENT
                MANAGEMENT COMPANY

                Responsible for overall management
                and administration of the Funds.

                FRANK RUSSELL COMPANY

                Consultant to Frank Russell
                Investment Management Company.

                        FRANK RUSSELL INVESTMENT COMPANY

                               MONEY MARKET FUNDS

                                SEMIANNUAL REPORT

                           APRIL 30, 2002 (UNAUDITED)


                                TABLE OF CONTENTS

                                                                             Page
Money Market Fund .........................................................    2

US Government Money Market Fund ...........................................    9

Tax Free Money Market Fund ................................................   14

Notes to Financial Statements .............................................   24

Matter Submitted to a Vote of Shareholders ................................   27

Manager, Money Managers and Service Providers .............................   30

FRANK RUSSELL INVESTMENT COMPANY - MONEY MARKET FUNDS
Copyright (c) Frank Russell Company 2002. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance quoted represents past performance and, except for a money market fund, the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. An investment in a money market fund is neither insured nor guaranteed by the US government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Income from tax-free funds may be subject to an alternative minimum tax, or state and local taxes. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

MONEY MARKET FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2002 (Unaudited)

                                                                       PRINCIPAL
                                                                        AMOUNT                DATE       VALUE
                                                                         (000)     RATE        OF        (000)
                                                                           $         %      MATURITY*      $
                                                                       ---------   ----     --------    -------
CORPORATE BONDS AND NOTES - 16.8%
Associates Corp. of North America                                        5,100     6.875    02/01/03       5,255
CitiFinancial                                                            5,155     5.875    01/15/03       5,270
Fleet National Bank (a)                                                  3,500     2.130    08/02/02       3,502
General Electric Capital Corp.                                           5,100     5.375    01/15/03       5,190
General Electric Capital Corp.                                          31,316     7.000    02/03/03      32,304
General Electric Capital Corp.                                           6,900     8.700    02/15/03       7,218
General Electric Capital Corp.                                           4,150     5.650    03/31/03       4,252
Grantor Trust Series 1998-T67 (a)                                       11,163     1.901    07/01/04      11,163
Grantor Trust Series 1997-11 (a)                                        20,505     1.901    12/01/04      20,505
Heller Financial, Inc. (a)                                               9,300     2.079    05/07/02       9,300
Heller Financial, Inc.                                                   1,500     6.400    01/15/03       1,538
Household Finance Corp. (a)                                             20,000     2.050    05/10/02      20,000
Household Finance Corp. (a)                                             20,000     2.070    05/16/02      20,001
Household Finance Corp. (a)                                             22,500     2.188    09/26/02      22,505
J.P. Morgan Chase & Co. (a)                                             15,000     2.030    03/06/03      15,012
New York Life Capital Corp. (a)                                         50,000     1.982    11/21/02      50,000
Salomon Smith Barney Holdings, Inc. (a)                                  6,500     2.160    09/10/02       6,504
Starbird Funding Corp.                                                  48,528     1.910    05/01/02      48,528
Starbird Funding Corp.                                                  11,000     1.820    05/14/02      10,993
Starbird Funding Corp.                                                  25,000     1.840    06/11/02      24,948
                                                                                                         -------
TOTAL CORPORATE BONDS AND NOTES (amortized cost $323,988)                                                323,988
                                                                                                         -------
MUNICIPAL BONDS - 3.8%
Illinois Health Facilities Authority Revenues (a)(c)                    46,600     2.000    07/01/24      46,600
Illinois Health Facilities Authority Revenues (a)(c)                    27,300     2.100    01/01/28      27,300
                                                                                                         -------
TOTAL MUNICIPAL BONDS (amortized cost $73,900)                                                            73,900
                                                                                                         -------
REGISTERED INVESTMENT COMPANY FUNDS - 9.9%
Merrill Lynch Premier Institutional Fund                                93,920                            93,921
Nations Cash Reserves                                                   97,588                            97,588
                                                                                                         -------
TOTAL REGISTERED INVESTMENT COMPANY FUNDS (amortized cost $191,509)                                      191,509
                                                                                                         -------
DOMESTIC COMMERCIAL PAPER - 61.5%
Atlantis One Funding Corp.                                               9,900     1.870    05/15/02       9,892
BankBoston Latino Americano                                             21,750     2.090    10/30/02      21,520
Black Forest Funding Corp.                                               5,005     1.820    05/01/02       5,005
Black Forest Funding Corp.                                               2,001     1.850    05/01/02       2,001
Black Forest Funding Corp.                                              20,000     2.000    07/01/02      19,932
Black Forest Funding Corp.                                              18,948     1.910    07/08/02      18,880
BNP Paribas Chicago                                                     28,275     1.780    05/01/02      28,275
Certain Funding Corp.                                                    7,000     1.880    05/01/02       7,000
Certain Funding Corp.                                                   12,000     1.900    05/10/02      11,994
Certain Funding Corp.                                                    4,000     1.820    06/12/02       3,992
Certain Funding Corp.                                                   11,240     1.980    06/12/02      11,214
Certain Funding Corp.                                                    5,260     1.980    06/20/02       5,246
Cofco Capital Corp. Series One                                          12,800     1.840    05/15/02      12,791
Co-Op Association of Tractor Dealers Series A                           15,276     1.850    05/02/02      15,275

2 Money Market Fund

MONEY MARKET FUND

                                                      April 30, 2002 (Unaudited)

                                                                       PRINCIPAL
                                                                        AMOUNT               DATE        VALUE
                                                                        (000)      RATE       OF         (000)
                                                                          $          %     MATURITY*       $
                                                                       -------    ------   --------     -------
Co-Op Association of Tractor Dealers Series A                           11,968    1.850    05/06/02      11,965
Co-Op Association of Tractor Dealers Series A                           10,700    1.950    06/17/02      10,673
Co-Op Association of Tractor Dealers Series A                            3,300    1.930    08/16/02       3,281
Co-Op Association of Tractor Dealers Series A                            5,100    2.080    09/09/02       5,061
Co-Op Association of Tractor Dealers Series B                           14,900    1.850    05/07/02      14,896
CSN Overseas                                                            25,000    1.880    06/20/02      24,935
EagleFunding Capital Corp.                                              18,586    1.920    05/03/02      18,584
EagleFunding Capital Corp.                                              23,000    1.850    05/06/02      22,994
EagleFunding Capital Corp.                                               7,500    1.840    05/09/02       7,497
EagleFunding Capital Corp.                                               1,131    1.860    05/10/02       1,131
EagleFunding Capital Corp.                                              39,060    1.850    05/13/02      39,036
EagleFunding Capital Corp.                                               9,500    1.840    05/20/02       9,491
Eiffel Funding LLC                                                      30,000    1.900    05/16/02      29,976
Eiffel Funding LLC                                                      19,700    1.950    06/26/02      19,640
Fairway Finance Corp.                                                    8,532    1.830    05/10/02       8,528
Fairway Finance Corp.                                                   45,034    1.850    05/13/02      45,006
Fairway Finance Corp.                                                   14,319    1.810    05/20/02      14,305
Fairway Finance Corp.                                                    3,005    1.850    05/24/02       3,002
Four Winds Funding Corp.                                                10,000    1.860    05/01/02      10,000
Four Winds Funding Corp.                                                10,000    1.820    05/14/02       9,993
General Electric Capital Corp.                                          10,000    2.200    12/16/02       9,860
Giro Balanced Funding Corp.                                             20,037    1.860    06/05/02      20,001
Hatteras Funding Corp.                                                  50,000    1.980    06/18/02      49,868
High Peak Funding LLC                                                   15,000    1.850    05/07/02      14,995
High Peak Funding LLC                                                   35,000    1.860    05/07/02      34,989
High Peak Funding LLC                                                   25,000    1.850    05/15/02      24,982
High Peak Funding LLC                                                   25,000    1.830    05/28/02      24,966
Lexington Parker Capital Corp.                                          48,000    1.940    06/11/02      47,894
Liberty Street Funding Corp.                                            53,500    1.920    05/01/02      53,500
Long Lane Master Trust IV                                                3,992    1.890    05/06/02       3,991
Long Lane Master Trust IV                                               12,696    1.890    05/13/02      12,688
Long Lane Master Trust IV                                                5,000    1.820    05/30/02       4,993
Long Lane Master Trust IV                                               15,000    1.830    05/31/02      14,977
Long Lane Master Trust IV                                               25,000    1.940    07/08/02      24,908
Long Lane Master Trust IV                                               10,046    1.940    07/15/02      10,005
Long Lane Master Trust IV (a)                                           15,000    2.200    11/12/02      15,000
Maximillian Capital Corp.                                               10,941    1.860    05/01/02      10,941
Maximillian Capital Corp.                                               24,262    1.830    05/15/02      24,245
Maximillian Capital Corp.                                                6,026    1.810    05/28/02       6,018
Maximillian Capital Corp.                                               21,084    1.830    05/28/02      21,055
Maximillian Capital Corp.                                               10,726    1.840    05/28/02      10,712
Maximillian Capital Corp.                                                6,694    1.940    06/03/02       6,682
Maximillian Capital Corp.                                               10,000    1.980    06/17/02       9,974
Maximillian Capital Corp.                                               17,000    2.000    06/17/02      16,956
Maximillian Capital Corp.                                                1,524    1.840    06/28/02       1,519
Moat Funding LLC                                                        20,000    1.970    06/10/02      19,956
River Fuel Trust No. 1                                                  10,128    1.860    05/01/02      10,128
Stellar Funding Group, Inc.                                              3,874    1.800    05/01/02       3,874
Stellar Funding Group, Inc.                                              5,764    1.850    05/07/02       5,762
Stellar Funding Group, Inc.                                              1,540    1.880    05/07/02       1,540
Stellar Funding Group, Inc.                                              9,890    1.830    06/28/02       9,861

                                                             Money Market Fund 3

MONEY MARKET FUND

                                                      April 30, 2002 (Unaudited)

                                                                       PRINCIPAL
                                                                         AMOUNT              DATE         VALUE
                                                                         (000)    RATE        OF          (000)
                                                                           $        %      MATURITY*        $
                                                                        -------   -----    --------      ------
Stellar Funding Group, Inc.                                              2,184    1.840    06/28/02       2,178
Stellar Funding Group, Inc.                                              7,051    1.850    06/28/02       7,030
Stellar Funding Group, Inc.                                              3,104    1.850    07/03/02       3,094
Stellar Funding Group, Inc.                                              1,026    2.020    09/03/02       1,019
Three Pillars Funding Corp.                                              5,371    2.070    08/12/02       5,339
Westways Funding I, Ltd.                                                50,000    1.910    05/14/02      49,966
Westways Funding I, Ltd.                                                17,000    1.850    05/28/02      16,976
Westways Funding I, Ltd.                                                27,254    1.880    06/17/02      27,187
Westways Funding II, Ltd.                                               15,000    1.910    05/08/02      14,994
Westways Funding II, Ltd.                                               13,578    1.850    05/15/02      13,568
Westways Funding II, Ltd.                                                5,000    1.950    05/15/02       4,996
Westways Funding II, Ltd.                                               27,000    1.830    06/24/02      26,926
                                                                                                      ---------
TOTAL DOMESTIC COMMERCIAL PAPER (amortized cost $1,183,124)                                           1,183,124
                                                                                                      ---------
UNITED STATES GOVERNMENT AGENCIES - 1.4%
Aid to Chile Guaranteed Note (LIBOR Floater)(a)                          6,620    2.281    06/01/05       6,622
Aid to INH Portugal Guaranteed Note (LIBOR Floater)(a)                  10,000    2.350    12/01/17      10,133
Federal Home Loan Bank                                                  10,000    2.500    04/02/03       9,962
                                                                                                      ---------
TOTAL UNITED STATES GOVERNMENT (amortized cost $26,717)                                                  26,717
                                                                                                      ---------
YANKEE CERTIFICATE OF DEPOSIT - 0.8%
UBS AG Stamford Branche                                                 15,000    2.780    3/24/03       14,971
                                                                                                      ---------
TOTAL YANKEE CERTIFICATE OF DEPOSIT (amortized cost $14,971)                                             14,971
                                                                                                      ---------
TOTAL INVESTMENTS - 94.2% (amortized cost $1,814,209)                                                 1,814,209
                                                                                                      ---------
REPURCHASE AGREEMENT - 5.7%
Agreement with ABN - AMRO Bank N.V. and The Industry Netherland Bank
  (Tri-Party) of $110,000 acquired on April 30, 2002 at 1.920% to be repurchased on May 1, 2002, collateralized by: $111,045
  United States Agency Obligations, valued at $ 112,200                                                 110,000
                                                                                                      ---------
TOTAL REPURCHASE AGREEMENT (identified cost $110,000)                                                   110,000
                                                                                                      ---------
TOTAL INVESTMENTS AND REPURCHASE AGREEMENT - 99.9% (cost $1,924,209)(b)                               1,924,209
OTHER ASSETS AND LIABILITIES, NET - 0.1%                                                                  2,089
                                                                                                      ---------
NET ASSETS - 100.0%                                                                                   1,926,298
                                                                                                      =========

 * The interest rate for all securities with a maturity date greater than thirteen months has an automatic reset feature resulting in an effective maturity of thirteen months or less.
(a) Adjustable or floating rate security.
(b) The identified cost for federal income tax purposes is the same as shown above.
(c) Taxable security.

Abbreviations:
LIBOR - London Interbank Offered Rate

See accompanying notes which are an integral part of the financial statements.

4 Money Market Fund

MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2002 (Unaudited)

ASSETS

Investments at amortized cost which approximates market .........   $ 1,814,209
Repurchase agreements (identified cost $110,000) ................       110,000
Receivables:
   Interest .....................................................         2,478
   Fund shares sold .............................................            32
                                                                    -----------
     Total assets ...............................................     1,926,719

LIABILITIES
Payables:
   Accrued fees to affiliates ......................  $       237
   Other accrued expenses ..........................           87
   Dividends .......................................           97
                                                      -----------
     Total liabilities ..........................................           421
                                                                    -----------
NET ASSETS ......................................................   $ 1,926,298
                                                                    ===========
NET ASSETS CONSIST OF:
Accumulated net realized gain (loss) ............................   $      (150)
Shares of beneficial interest ...................................        19,264
Additional paid-in capital ......................................     1,907,184
                                                                    -----------
NET ASSETS ......................................................   $ 1,926,298
                                                                    ===========
NET ASSET VALUE, offering and redemption price per share:
   ($1,926,298,373 divided by 1,926,446,794 shares of
   $.01 par value shares of beneficial interest
   outstanding) .................................................   $      1.00
                                                                    ===========

  See accompanying notes which are an integral part of the financial statements.

                                                             Money Market Fund 5

MONEY MARKET FUND

STATEMENT OF OPERATIONS

Amounts in thousands         For the Six Months Ended April 30, 2002 (Unaudited)

INVESTMENT INCOME
   Interest .........................................................   $ 19,577

EXPENSES
   Advisory fees .........................................   $  1,912
   Administrative fees ...................................        478
   Custodian fees ........................................        245
   Transfer agent fees ...................................        104
   Professional fees .....................................         30
   Registration fees .....................................         69
   Trustees' fees ........................................          6
   Miscellaneous .........................................         31
                                                             --------
   Expenses before reductions ............................      2,875
   Expense reductions ....................................     (1,437)
                                                             --------
     Expenses, net ..................................................      1,438
                                                                        --------
Net investment income ...............................................     18,139
                                                                        --------
NET REALIZED GAIN (LOSS)
Net realized gain (loss) on investments .............................          2
                                                                        --------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ...............   $ 18,141
                                                                        ========

See accompanying notes which are an integral part of the financial statements.

6 Money Market Fund

MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                 SIX MONTHS ENDED       FISCAL
                                                                  APRIL 30, 2002      YEAR ENDED
                                                                    (UNAUDITED)    OCTOBER 31, 2001
                                                                 ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income .......................................   $    18,139       $    93,018
   Net realized gain (loss) ....................................             2               (36)
                                                                   -----------       -----------
     Net increase (decrease) in net assets from operations .....        18,141            92,982
                                                                   -----------       -----------
DISTRIBUTIONS
    From net investment income ..................................      (18,139)          (93,018)
                                                                   -----------       -----------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions        39,555           129,347
                                                                   -----------       -----------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS ....................        39,557           129,311

NET ASSETS
   Beginning of period .........................................     1,886,741         1,757,430
                                                                   -----------       -----------
   End of period ...............................................   $ 1,926,298       $ 1,886,741
                                                                   ===========       ===========

See accompanying notes which are an integral part of the financial statements.

                                                           Money Market Fund 7

MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                       FISCAL YEARS ENDED
                                                           OCTOBER 31,                YEARS ENDED DECEMBER 31,
                                                      -------------------   ----------------------------------------
                                             2002*      2001      2000**      1999       1998      1997       1996
                                           --------   --------   --------   --------   --------   -------   --------
NET ASSET VALUE, BEGINNING OF PERIOD ..    $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $1.0000   $ 1.0000
                                           --------   --------   --------   --------   --------   -------   --------
INCOME FROM OPERATIONS
   Net investment income ..............       .0096      .0483      .0519      .0515      .0553     .0563      .0549
                                           --------   --------   --------   --------   --------   -------   --------
DISTRIBUTIONS
   From net investment income .........      (.0096)    (.0483)    (.0519)    (.0515)    (.0553)   (.0563)    (.0549)
                                           --------   --------   --------   --------   --------   -------   --------
NET ASSET VALUE, END OF PERIOD ........    $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $1.0000   $ 1.0000
                                           ========   ========   ========   ========   ========   =======   ========
TOTAL RETURN (%)(a) ...................         .96       4.94       5.32       5.27       5.69      5.79       5.63

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in
    thousands).........................   1,926,298  1,886,741  1,757,430  2,026,717  1,605,026   926,283    496,932

   Ratios to average net assets (%)(b):
      Operating expenses, net ..........        .14        .14        .17        .17        .16       .08        .05
      Operating expenses, gross ........        .30        .29        .32        .32        .31       .30        .30
      Net investment income ............       1.90       4.78       6.23       5.15       5.54      5.65       5.49

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
(a) Periods less than one year are not annualized.
(b) The ratios for periods less than one year are annualized.


8 Money Market Fund

US GOVERNMENT MONEY MARKET FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2002 (Unaudited)

                                                                          PRINCIPAL
                                                                           AMOUNT                    DATE         VALUE
                                                                            (000)        RATE         OF          (000)
                                                                              $            %       MATURITY*        $
                                                                          ----------     -----     ---------     ------
UNITED STATES GOVERNMENT AGENCIES - 52.3%
Aid to Chile Guaranteed Note (LIBOR Floater)(a)                               3,110       2.281     06/01/05      3,112
Aid to Sri Lanka Guaranteed Note (LIBOR Floater)(a)                           2,625       2.350     06/15/12      2,643
Federal Farm Credit Bank                                                      1,000       5.940     06/10/02      1,004
Federal Farm Credit Bank Discount Note Principal only Zero Coupon             5,000       0.000     05/01/02      5,000
Federal Home Loan Bank                                                        1,000       6.135     06/28/02      1,007
Federal Home Loan Bank                                                        4,000       6.030     11/06/02      4,076
Federal Home Loan Bank                                                        7,000       2.430     12/27/02      7,000
Federal Home Loan Bank                                                        1,000       2.500     04/02/03        996
Federal National Mortgage Association                                        10,000       6.300     08/19/02     10,125
Fresno, California Pension Obligations                                        1,185       7.040     06/01/02      1,190
                                                                                                                 ------
TOTAL INVESTMENTS - 52.3% (amortized cost $36,153)                                                               36,153
                                                                                                                 ------
REPURCHASE AGREEMENTS - 47.0%
Agreement with ABN-AMRO Bank N.V. and The Bank of New York (Tri-Party)
   of $17,000 acquired April 30, 2002 at 1.920% to be repurchased on
   May 1, 2002, collateralized by: $16,695 United States Agency
   Obligations, valued at $17,340                                                                                17,000

Agreement with HSBC Securities, Inc. and J.P. Morgan Chase & Co.
   (Tri-Party) of $15,435 acquired April 30, 2002 at 1.900% to be repurchased on May 1, 2002, collateralized by: $16,333 United States
   Agency Obligations, valued at $15,749                                                                         15,435
                                                                                                                 ------
TOTAL REPURCHASE AGREEMENTS (identified cost $32,435)                                                            32,435
                                                                                                                 ------
TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS - 99.3% (cost $68,588)(b)                                            68,588

OTHER ASSETS AND LIABILITIES, NET - 0.7%                                                                            465
                                                                                                                 ------
NET ASSETS - 100.0%                                                                                              69,053
                                                                                                                 ======

* The identified interest rate for all securities with a maturity greater than thirteen months has an automatic reset feature resulting in an effective maturity of thirteen months or less.
(a)  Adjustable or floating rate security.
(b) The identified cost for federal income tax purposes is the same as shown above.

Abbreviations:
LIBOR - London Interbank Offered Rate

  See accompanying notes which are an integral part of the financial statements.

                                               US Government Money Market Fund 9

US GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2002 (Unaudited)

ASSETS
Investments at amortized cost which approximates market ......   $36,153
Repurchase agreements (identified cost $32,435)...............    32,435
Receivables:
  Interest ...................................................       509
  Fund shares sold ...........................................         2
  From Advisor ...............................................        55
                                                                 -------
     Total assets ............................................    69,154

LIABILITIES
Payables:
  Accrued fees to affiliates .......................   $    64
  Other accrued expenses ...........................        34
  Dividends ........................................         3
                                                       -------
     Total liabilities .......................................       101
                                                                 -------
NET ASSETS ...................................................   $69,053
                                                                 =======
NET ASSETS CONSIST OF:
Accumulated net realized gain (loss) .........................   $   (26)
Shares of beneficial interest ................................       691
Additional paid-in capital ...................................    68,388
                                                                 -------
NET ASSETS ...................................................   $69,053
                                                                 =======
NET ASSET VALUE, offering and redemption price per share:
  ($69,053,200 divided by 69,078,774 shares of $.01 par
   value shares of beneficial interest outstanding) ..........   $  1.00
                                                                 =======

See accompanying notes which are an integral part of the financial statements.

10 US Government Money Market Fund

US GOVERNMENT MONEY MARKET FUND

STATEMENT OF OPERATIONS

Amounts in thousands         For the Six Months Ended April 30, 2002 (Unaudited)

INVESTMENT INCOME
   Interest .....................................................          $903

EXPENSES
   Advisory fees ......................................     $  89
   Administrative fees ................................        22
   Custodian fees .....................................        23
   Transfer agent fees ................................        67
   Professional fees ..................................         7
   Registration fees ..................................        26
   Trustees' fees .....................................         6
   Miscellaneous ......................................        18
                                                            -----
   Expenses before reductions .........................       258
   Expense reductions .................................      (112)
                                                            -----
     Expenses, net ..............................................           146
                                                                           ----
Net investment income ...........................................           757
                                                                           ----
NET REALIZED GAIN (LOSS)
Net realized gain (loss) on investments .........................            (2)
                                                                           ----
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ...........          $755
                                                                           ====


  See accompanying notes which are an integral part of the financial statements.

                                              US Government Money Market Fund 11

US GOVERNMENT MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                     SIX MONTHS ENDED        FISCAL
                                                                       APRIL 30, 2002      YEAR ENDED
                                                                         (UNAUDITED)     OCTOBER 31, 2001
                                                                     -----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income ...........................................      $    757            $  4,411
   Net realized gain (loss) ........................................            (2)                (15)
                                                                          --------            --------
     Net increase (decrease) in net assets from operations .........           755               4,396
                                                                          --------            --------
DISTRIBUTIONS
   From net investment income ......................................          (757)             (4,411)
                                                                          --------            --------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions....       (39,829)             27,583
                                                                          --------            --------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS ........................       (39,831)             27,568

NET ASSETS
   Beginning of period .............................................       108,884              81,316
                                                                          --------            --------
   End of period ...................................................      $ 69,053            $108,884
                                                                          ========            ========

See accompanying notes which are an integral part of the financial statements.

12 US Government Money Market Fund

US GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                       Fiscal Years Ended
                                                          October 31,                Years Ended December 31,
                                                       ------------------    ----------------------------------------
                                             2002*      2001      2000**       1999      1998       1997       1996
                                            -------    -------    -------    -------    -------    -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD ....   $1.0000    $1.0000    $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                            -------    -------    -------    -------    -------    -------    -------
INCOME FROM OPERATIONS
   Net investment income ................     .0084      .0446      .0500      .0483      .0520      .0545      .0526
                                            -------    -------    -------    -------    -------    -------    -------
DISTRIBUTIONS
   From net investment income ...........    (.0084)    (.0446)    (.0500)    (.0483)    (.0520)    (.0545)    (.0526)
                                            -------    -------    -------    -------    -------    -------    -------
NET ASSET VALUE, END OF PERIOD ..........   $1.0000    $1.0000    $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                            =======    =======    =======    =======    =======    =======    =======

TOTAL RETURN (%)(a) .....................       .85       4.55       5.12       4.93       5.34       5.59       5.40

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in
    thousands) ..........................    69,053    108,884     81,316    190,150    166,224    187,412    239,725

   Ratios to average net assets (%)(b):
     Operating expenses, net ............       .33        .37        .32        .30        .32        .20        .25
     Operating expenses, gross ..........       .58        .63        .58        .54        .55        .41        .50
     Net investment income ..............      1.69       4.43       5.91       4.83       5.20       5.44       5.27

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
(a) Periods less than one year are not annualized.
(b) The ratios for periods less than one year are annualized.

                                              US Government Money Market Fund 13

TAX FREE MONEY MARKET FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2002 (Unaudited)

                                                                            PRINCIPAL
                                                                              AMOUNT                  DATE         VALUE
                                                                              (000)       RATE         OF          (000)
                                                                                $           %       MATURITY*        $
                                                                            ---------     -----     ---------     ------
SHORT-TERM TAX-EXEMPT OBLIGATIONS - 99.6%
ALABAMA - 1.3%
Lauderdale County Public Park Recreation Board, daily demand                     800      1.700     12/01/20         800
Mobile Industrial Development Board, daily demand                              1,200      1.825     06/01/04       1,200
                                                                                                                  ------
                                                                                                                   2,000
                                                                                                                  ------

ARIZONA - 0.3%
Arizona Health Facilities Authority, daily demand                                 95      1.900     06/01/30          95
Maricopa County Industrial Development Authority, daily demand                   300      2.200     10/01/04         300
                                                                                                                  ------
                                                                                                                     395
                                                                                                                  ------

COLORADO - 1.7%
Castle Pines North Metropolitan District, daily demand                         1,000      1.800     12/01/28       1,000
SBC Metropolitan District, semi-annual demand                                  1,670      2.000     12/01/17       1,670
                                                                                                                  ------
                                                                                                                   2,670
                                                                                                                  ------

DELAWARE - 0.7%
Delaware State Economic Development Authority Economic Development Revenue,
   daily demand                                                                  500      1.800     05/01/15         500
Delaware State Economic Development Authority Economic Development Revenue,
   monthly demand                                                                650      1.850     12/01/15         650
                                                                                                                  ------
                                                                                                                   1,150
                                                                                                                  ------

DISTRICT OF COLUMBIA - 0.6%
District of Columbia, daily demand                                               900      1.800     12/01/23         900
                                                                                                                  ------

FLORIDA - 6.5%
Alachua County Florida, monthly demand                                           720      1.450     01/01/12         720
Capital Trust Agency, Series A, daily demand                                   5,400      1.830     12/01/32       5,400
Fort Pierce Florida Capital Improvement Revenue, daily demand                    400      1.700     10/01/17         400
Orange County Industrial Development Authority, annual demand                  2,740      3.800     10/01/15       2,740
Orange County Industrial Development Authority, daily demand                     950      1.450     01/01/11         950
                                                                                                                  ------
                                                                                                                  10,210
                                                                                                                  ------

GEORGIA - 3.3%
Clayton County Housing Authority, monthly demand                                 600      1.750     08/01/06         600
Fulton County Development Authority, daily demand                                400      1.700     02/01/16         400
Gwinnett County Development Authority, daily demand                               65      1.700     03/01/17          65
Macon-Bibb County Hospital Authority, daily demand                               900      1.700     12/01/18         900
Roswell Housing Authority, daily demand                                        3,150      1.700     06/01/25       3,150
                                                                                                                  ------
                                                                                                                   5,115
                                                                                                                  ------

ILLINOIS - 9.6%
East Peoria Illinois, daily demand                                             1,420      1.950     06/01/08       1,420
Illinois Development Finance Authority, daily demand                             900      1.850     04/01/21         900
Illinois Development Finance Authority, daily demand                             700      2.150     08/01/25         700
Illinois Educational Facilities Authority, daily demand                        4,000      1.700     08/01/30       4,000
Illinois Educational Facilities Authority, daily demand                          200      1.750     10/01/31         200
Illinois Health Facilities Authority, Series B, daily demand                   1,200      1.800     01/01/20       1,200
Kane McHenry Cook & De Kalb Counties Unit School District No.300               1,000      3.750     09/27/02       1,003

14 Tax Free Money Market Fund

TAX FREE MONEY MARKET FUND

                                                      April 30, 2002 (Unaudited)

                                                                            PRINCIPAL
                                                                              AMOUNT                  DATE          VALUE
                                                                              (000)       RATE         OF           (000)
                                                                                $           %       MATURITY*         $
                                                                            ---------     -----     ---------      ------
Oakbrook Terrace Illinois, daily demand                                       2,100       1.650     12/01/25        2,100
Rockford School District No.205                                               2,800       3.400     10/30/02        2,809
Troy Grove Illinois                                                             750       2.900     05/01/10          750
                                                                                                                   ------
                                                                                                                   15,082
                                                                                                                   ------

INDIANA - 1.4%
Indiana Development Finance Authority, daily demand                             700       1.700     09/01/26          700
Vigo County School Corp.                                                      1,500       2.300     12/30/02        1,502
                                                                                                                   ------
                                                                                                                    2,202
                                                                                                                   ------

IOWA - 7.3%
Chillicothe Iowa, daily demand                                                2,400       1.850     01/01/23        2,400
Council Bluffs Iowa, daily demand                                             1,500       1.850     01/01/25        1,500
Davenport Iowa, Series A                                                      1,595       4.000     06/01/02        1,596
Iowa Finance Authority, daily demand                                            775       1.850     04/01/05          775
Iowa Finance Authority, daily demand                                          2,000       1.700     06/01/28        2,000
Iowa Higher Education Loan Authority, daily demand                              200       1.700     03/01/30          200
Storm Lake Iowa, daily demand                                                 2,900       1.850     12/01/03        2,900
                                                                                                                   ------
                                                                                                                   11,371
                                                                                                                   ------

KENTUCKY - 5.3%
Jefferson County Kentucky, daily demand                                         895       1.850     01/01/19          895
Jefferson County Kentucky, daily demand                                       2,000       1.800     10/01/19        2,000
Johnson County Justice Center Corp., daily demand                             1,000       2.750     08/01/02        1,000
Kentucky Area Development Districts, daily demand                               490       1.900     12/01/31          490
Louisville Kentucky, daily demand                                               700       1.800     07/15/19          700
McCreary County Kentucky, daily demand                                        1,390       1.950     04/01/13        1,390
McCreary County Kentucky, Series B, daily demand                              1,790       1.950     04/01/13        1,790
                                                                                                                   ------
                                                                                                                    8,265
                                                                                                                   ------

LOUISIANA - 1.1%
Louisiana Offshore Terminal Authority, daily demand                           1,675       1.750     09/01/08        1,675
                                                                                                                   ------

MARYLAND - 1.0%
Maryland State Economic Development Corp., daily demand                         735       1.700     09/01/24          735
Montgomery County Maryland                                                      890       1.550     04/01/14          890
                                                                                                                   ------
                                                                                                                    1,625
                                                                                                                   ------

MICHIGAN - 8.3%
Farmington Hills, Michigan Hospital Finance Authority Revenue, Series B,
   daily demand (a)                                                           1,300       2.800     02/15/16        1,300
Gogebic County Michigan Ironwood Area Schools                                 1,000       3.400     05/20/02        1,000
Lakeville Community School District                                           1,300       3.400     06/28/02        1,301
Lansing Economic Development Corp., semi-annual demand                        1,730       2.250     05/01/15        1,730
Meridian Economic Development Corp., daily demand                               455       1.600     11/15/14          455
Michigan Municipal Bond Authority, Series C-2                                 1,000       3.500     08/22/02        1,003
Michigan State Housing Development Authority                                  1,000       1.825     06/01/04        1,000
Michigan State Job Development Authority, semi-annual demand                  1,900       1.650     11/01/14        1,900
Northern Michigan University, daily demand (a)                                  100       1.700     06/01/31          100
Northville Township Economic Development Corp., daily demand                    500       1.725     05/01/14          500

                                                   Tax Free Money Market Fund 15

TAX FREE MONEY MARKET FUND

                                                      April 30, 2002 (Unaudited)

                                                                             PRINCIPAL
                                                                               AMOUNT                 DATE          VALUE
                                                                               (000)      RATE         OF           (000)
                                                                                 $          %       MATURITY*         $
                                                                             ---------    -----     ---------      ------
Oakland County Economic Development Corp.                                         800     3.600      08/01/15         800
Whitehall District Schools                                                      1,900     3.300      06/30/02       1,901
                                                                                                                   ------
                                                                                                                   12,990
                                                                                                                   ------

MINNESOTA - 6.3%
Austin Minnesota, daily demand                                                  1,400     1.800      12/01/13       1,400
Mankato Minnesota, daily demand                                                 1,200     1.800      05/01/06       1,200
Mankato Minnesota, daily demand                                                 3,300     1.700      11/01/15       3,300
Minneapolis Minnesota, daily demand                                               900     1.800      05/01/26         900
St Paul Port Authority, Series 1, daily demand                                  1,800     1.850      06/01/19       1,800
St. Paul Housing & Redevelopment Authority, daily demand                        1,300     1.850      08/01/25       1,300
                                                                                                                   ------
                                                                                                                    9,900
                                                                                                                   ------

MISSISSIPPI - 0.3%
De Soto County Mississippi                                                        400     2.900      12/01/08         400
                                                                                                                   ------

MISSOURI - 6.9%
Clayton Industrial Development Authority, daily demand                          1,000     1.830      01/01/09       1,000
Jackson County Industrial Development Authority, daily demand                     385     1.800      11/01/16         385
Kansas City Industrial Development Authority, daily demand                      3,600     2.090      10/01/15       3,600
Missouri State Health & Educational Facilities Authority, daily demand            100     1.800      11/01/29         100
Missouri State Health & Educational Facilities Authority, Series A,
  daily demand                                                                    775     1.900      08/01/29         775
Missouri State Health & Educational Facilities Authority, Series N              2,635     3.000      10/21/02       2,644
St. Charles County Industrial Development Authority, daily demand               2,300     1.780      12/01/27       2,300
                                                                                                                   ------
                                                                                                                   10,804
                                                                                                                   ------

MULTI STATE - 3.1%
Greystone Municipal Lease Certificate Trust, Series A, daily demand (c)         1,185     1.520      07/01/05       1,185
Greystone Tax-Exempt Certificate Trust Revenue, Series 1998-1, weekly
  demand (d)                                                                    3,100     3.400      05/01/28       3,100
McDonald Tax-Exempt Mortgage Bond Trust, thirteen month demand (e)                580     4.100      01/15/09         580
                                                                                                                   ------
                                                                                                                    4,865
                                                                                                                   ------

OHIO - 6.0%
Allen County Ohio                                                               1,550     2.700      09/12/02       1,551
American Municipal Power-Ohio Inc.                                              1,575     2.300      11/26/02       1,575
American Municipal Power-Ohio Inc.                                              1,967     2.250      12/04/02       1,967
Athens County Port Authority, daily demand                                        900     1.800      06/01/32         900
Bellevue Ohio, semi-annual demand                                                 300     3.600      03/01/17         300
Clermont County Ohio, semi-annual demand                                          345     3.000      12/01/09         345
Clermont County Ohio, semi-annual demand                                          510     2.200      05/01/12         510
Scioto County Ohio, daily demand                                                  595     3.100      12/01/15         595
Stark County Ohio, daily demand                                                 1,445     1.600      09/15/16       1,445
Trumbull County Ohio, daily demand                                                215     1.800      04/01/04         215
                                                                                                                   ------
                                                                                                                    9,403
                                                                                                                   ------

OKLAHOMA - 0.8%
Tulsa County Industrial Authority, semi-annual demand                           1,250     2.800      12/15/08       1,250
                                                                                                                   ------

OREGON - 1.0%
Hillsboro Oregon, daily demand                                                  1,550     1.750      08/01/11       1,550
                                                                                                                   ------

16 Tax Free Money Market Fund

TAX FREE MONEY MARKET FUND

                                                      April 30, 2002 (Unaudited)

                                                                             PRINCIPAL
                                                                               AMOUNT                 DATE          VALUE
                                                                               (000)      RATE         OF           (000)
                                                                                 $          %       MATURITY*         $
                                                                             ---------    -----     ---------      ------
PENNSYLVANIA - 7.2%
Allegheny County Pennsylvania, Series B                                       2,500       3.250        12/20/02       2,517
Allegheny County Pennsylvania, Series C-50                                    1,500       3.150        05/01/27       1,500
Berks County Industrial Development Authority                                 1,350       1.825        12/01/04       1,350
Dauphin County General Authority, daily demand (a)                              695       1.800        10/01/27         695
Hazleton Area Industrial Development Authority, daily demand                    900       1.800        10/01/24         900
McCandless Industrial Development Authority, Series A                         1,730       1.800        01/01/30       1,730
Moon Industrial Development Authority                                         1,000       1.800        11/01/10       1,000
Philadelphia Hospitals & Higher Education Facilities Authority, Series B,
     daily demand                                                             1,600       1.800        06/01/14       1,600
                                                                                                                     ------
                                                                                                                     11,292
                                                                                                                     ------

SOUTH CAROLINA - 0.9%
South Carolina State Housing Finance & Development Authority, daily demand    1,400       1.750        08/01/31       1,400
                                                                                                                     ------

TENNESSEE - 7.2%
Franklin County Health & Educational Facilities Board, semi-annual demand     1,415       1.600        09/01/10       1,415
Knox County Health Educational & Housing Facilities Board, daily demand         320       1.700        03/01/19         320
Knox County Health Educational & Housing Facilities Board, daily demand       2,385       1.900        05/01/29       2,385
Knox County Industrial Development Board, daily demand (a)                    4,200       1.650        12/01/14       4,200
Memphis Health Educational & Housing Facility Board, daily demand             1,900       1.830        08/01/32       1,900
Wilson County Industrial Development Board                                    1,100       1.780        07/01/26       1,100
                                                                                                                     ------
                                                                                                                     11,320
                                                                                                                     ------

TEXAS - 2.6%
Bexar County Health Facilities Development Corp., Series B, daily demand        685       1.650        07/01/11         685
Tarrant County Housing Finance Corp., daily demand                            3,400       1.700        12/01/07       3,400
                                                                                                                     ------
                                                                                                                      4,085
                                                                                                                     ------

VIRGINIA - 0.3%
Richmond Industrial Development Authority                                       522       2.350        06/01/02         522
                                                                                                                     ------
WASHINGTON - 0.8%
Washington State Housing Finance Commission, daily demand                     1,200       1.800        08/01/24       1,200
                                                                                                                     ------
WEST VIRGINIA - 0.6%
Marshall County West Virginia, daily demand                                   1,000       2.100        03/01/26       1,000
                                                                                                                     ------
WISCONSIN - 7.2%
Douglas County Wisconsin, daily demand                                        1,300       3.000        12/01/02       1,305
Lakeland Unified High School District                                         2,200       2.450        10/03/02       2,200
Marshall Cottage Grove Wisconsin                                                845       2.940        08/22/02         845
Omro School District                                                          1,400       2.290        09/27/02       1,400
Wisconsin State Health & Educational Facilities Authority, daily demand       1,900       1.750        06/01/19       1,900
Wisconsin State Health & Educational Facilities Authority, daily demand         100       1.750        10/01/30         100
Wisconsin State Health & Educational Facilities Authority, Series A,
     daily demand                                                             1,000       1.750        10/01/29       1,000
Wisconsin State Health & Educational Facilities Authority, Series A,
   daily demand (a)                                                           2,500       1.700        12/01/29       2,501
                                                                                                                     ------
                                                                                                                     11,251
                                                                                                                     ------

                                                   Tax Free Money Market Fund 17

TAX FREE MONEY MARKET FUND

                                                      April 30, 2002 (Unaudited)

                                                                        Value
                                                                        (000)
                                                                          $
                                                                       -------
Total Investments - 99.6% (amortized cost $155,892)(b)                 155,892
Other Assets and Liabilities, Net - 0.4%                                   643
                                                                       -------
Net Assets - 100.0%                                                    156,535
                                                                       =======

 * All securities with a maturity date greater than thirteen months have a demand feature, or an optional or mandatory put, or are pre-refunded resulting in an effective maturity of thirteen months or less.
(a) Bond is insured by a guarantor.
(b) The cost for federal income tax purposes is the same as shown above.
(c) Multi-State bond issue including Alabama, California, Colorado, Connecticut, Florida, Georgia, Illinois, Indiana, Kansas, Kentucky, Massachusetts, Maine, Michigan, Minnesota, New Hampshire, New Jersey, New York, Ohio, Oklahoma, Pennsylvania, South Carolina, Texas, and Virginia.
(d) Multi-State bond issue including Arkansas, Florida, Georgia, Kansas, Kentucky, Tennessee, and Virginia.
(e) Multi-State bond issue including Michigan, Ohio, and Pennsylvania.


See accompanying notes which are an integral part of the financial statements.

18 Tax Free Money Market Fund

TAX FREE MONEY MARKET FUND

                                                      April 30, 2002 (Unaudited)
QUALITY RATINGS AS A % OF MARKET VALUE++

P-1 / A-1; MIG1 / SP-1 / F1 or equivalent         100%
                                                  ====

ECONOMIC SECTOR EMPHASIS AS A % OF MARKET VALUE

Corporate                                          20%
Multi-Family Housing Bond                          18
Cashflow Note                                      14
Hospital                                           12
Non-Profit                                         12
Education (colleges and universities)               9
Bond Anticipation Note                              5
General Obligation                                  5
Asset Backed                                        3
Investor Owned Utility                              2
                                                  ----
                                                  100%
                                                  ====

++ A-1: A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus (+) sign. This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.
F-1: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.
MIG1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the markets for refinancing.
P1: The highest tax-exempt commercial paper rating given by Moody's Investor Services to commercial paper with a "superior capacity for repayment."
SP-1:    The highest short-term municipal note credit rating given by Standard
         & Poor's Corporation to notes with a "very strong or strong capacity to pay principal and interest."

  See accompanying notes which are an integral part of the financial statements.

                                                   Tax Free Money Market Fund 19

TAX FREE MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)       April 30, 2002 (Unaudited)

ASSETS
Investments at amortized cost which approximates market ......................   $ 155,892
Interest receivables .........................................................         749
                                                                                 ---------
     Total assets ............................................................     156,641

LIABILITIES
Payables:
   Accrued fees to affiliates ......................................  $      51
   Other accrued expenses ..........................................         48
   Dividends .......................................................          7
                                                                      ---------

     Total liabilities .......................................................         106
                                                                                 ---------
NET ASSETS ...................................................................   $ 156,535
                                                                                 =========

NET ASSETS CONSIST OF:
Accumulated net realized gain (loss) .........................................   $    (122)
Shares of beneficial interest ................................................       1,567
Additional paid-in capital ...................................................     155,090
                                                                                 ---------
NET ASSETS ...................................................................   $ 156,535
                                                                                 =========
NET ASSET VALUE, offering and redemption price per share:
   ($156,535,068 divided by 156,657,239 shares of $.01 par value
     shares of beneficial interest outstanding)...............................   $    1.00
                                                                                 =========

See accompanying notes which are an integral part of the financial statements.

20 Tax Free Money Market Fund

TAX FREE MONEY MARKET FUND

STATEMENT OF OPERATIONS

Amounts in thousands         For the Six Months Ended April 30, 2002 (Unaudited)

INVESTMENT INCOME
   Interest .......................................................    $   1,617


EXPENSES
   Advisory fees .....................................   $      172
   Administrative fees................................           43
   Custodian fees ....................................           38
   Transfer agent fees ...............................           22
   Professional fees .................................            7
   Registration fees .................................           30
   Trustees' fees ....................................            6
   Miscellaneous .....................................           18
                                                         ----------

   Expenses before reductions.........................          336
   Expense reductions ................................          (87)
                                                         ----------
   Expenses, net ..................................................          249
                                                                       ---------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .............    $   1,368
                                                                       =========

  See accompanying notes which are an integral part of the financial statements.

                                                   Tax Free Money Market Fund 21

TAX FREE MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                           SIX MONTHS ENDED       FISCAL
                                                                            APRIL 30, 2002      YEAR ENDED
                                                                              (UNAUDITED)    OCTOBER 31, 2001
                                                                           ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income ...............................................   $          1,368   $         5,640
   Net realized gain (loss) ............................................                 --               (60)
                                                                           ----------------   ---------------
     Net increase (decrease) in net assets from operations .............              1,368             5,580
                                                                           ----------------   ---------------
DISTRIBUTIONS
   From net investment income ..........................................             (1,368)           (5,640)
                                                                           ----------------   ---------------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions .......            (24,164)           10,951
                                                                           ----------------   ---------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS ............................            (24,164)           10,891

NET ASSETS
   Beginning of period .................................................            180,699           169,808
                                                                           ----------------   ---------------
   End of period .......................................................   $        156,535   $       180,699
                                                                           ================   ===============

See accompanying notes which are an integral part of the financial statements.

22 Tax Free Money Market Fund

TAX FREE MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                           FISCAL YEARS ENDED
                                                              OCTOBER 31,                YEARS ENDED DECEMBER 31,
                                                           -------------------   -----------------------------------------
                                                  2002*      2001       2000**     1999       1998       1997       1996
                                                --------   --------   --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD            $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                                                --------   --------   --------   --------   --------   --------   --------
INCOME FROM OPERATIONS
   Net investment income .....................     .0079      .0317      .0333      .0326      .0331      .0355      .0329
                                                --------   --------   --------   --------   --------   --------   --------
DISTRIBUTIONS
   From net investment income ................    (.0079)    (.0317)    (.0333)    (.0326)    (.0331)    (.0355)    (.0329)
                                                --------   --------   --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD ...............  $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                                                ========   ========   ========   ========   ========   ========   ========
TOTAL RETURN (%)(a) ..........................       .80       3.22       3.38       3.31       3.36       3.61       3.35

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ..   156,535    180,699    169,808    246,695    194,663    130,725    102,207

   Ratios to average net assets (%)(b):
     Operating expenses, net .................       .29        .30        .34        .21        .34        .28        .42
     Operating expenses, gross ...............       .39        .40        .44        .31        .44        .38        .42
     Net investment income ...................      1.59       3.17       3.96       3.28       3.29       3.55       3.28

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
(a) Periods less than one year are not annualized.
(b) The ratios for periods less than one year are annualized.

                                                   Tax Free Money Market Fund 23

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2002 (Unaudited)

1.   ORGANIZATION
     Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 31 different investment portfolios, referred to as "Funds." These financial statements report on three Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES
     The Funds' financial statements are prepared in accordance with generally accepted accounting principles ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

     SECURITY VALUATION: The Money Market, US Government Money Market and the Tax Free Money Market Funds' portfolio investments are valued in accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount/ premium is assumed. The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     INVESTMENT TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost.

     INVESTMENT INCOME: Interest income is recorded on the accrual basis.

     FEDERAL INCOME TAXES: As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

     It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds.

     At October 31, 2001, certain Funds had net tax basis capital loss carryforwards which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

                                       10/31/02  10/31/03  10/31/04  10/31/05
                                       --------  --------  --------  --------
     Money Market                       $   --    $41,009   $  814    $   --
     US Government Money Market          1,309      4,913    3,331     1,570
     Tax Free Money Market                  --         --       --        --

                                       10/31/06  10/31/07  10/31/08  10/31/09   Totals
                                       --------  --------  --------  --------  ---------
     Money Market                       $3,246    $12,599   $106,731  $35,378   $199,777
     US Government Money Market            762      1,782      8,484    7,587     29,738
     Tax Free Money Market                  --         --     68,310   63,186    131,496

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Money Market, US Government Money Market and Tax Free Money Market Funds declare and record dividends daily and pay them monthly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in certain securities sold at a loss. Accordingly, a Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

24 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2002 (Unaudited)

     EXPENSES: The Funds will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Advisor"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed are allocated among all Funds principally based on their relative net assets.

     REPURCHASE AGREEMENTS: The Funds may engage in repurchase agreements with several financial institutions whereby a Fund, through its custodian, receives delivery of underlying securities as collateral. Each Fund's money manager will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities at Fedwire closing time remains at least equal to 102% of the repurchase price. The money manager will notify the Seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral value falls below 102%. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

3.   RELATED PARTIES
     ADVISOR AND ADMINISTRATOR: FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company, a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company. Frank Russell Company researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.

     The Investment Company Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the Money Market and Tax Free Money Market Funds. As of April 30, 2002, approximately $1,059,761,000 represents the investments of other affiliated Funds not presented herein. In addition, a portion of the collateral received from the Investment Company's securities lending program in the amount of $395,000,000 is invested in the Money Market Fund.

     The advisory and administrative fees, which are based upon the average daily net assets of each Fund and the rates specified in the table below, are payable monthly and total $2,173,769 and $543,360, respectively, for the period ended April 30, 2002. FRIMCo reduces its advisory fees for each Fund by advisory fees incurred on assets invested in the Money Market Fund or the Tax Free Money Market Fund thereby eliminating any duplication of fees.

                                             ANNUAL RATE
                                       -----------------------
                                       ADVISOR   ADMINISTRATOR
                                       -------   -------------

     Money Market                        0.20%        0.05%
     US Government Money Market          0.20         0.05
     Tax Free Money Market               0.20         0.05

     The Advisor has contractually agreed to waive 0.15% of its 0.25% combined advisory and administrative fees for the Money Market Fund. The amount of such waiver for the period ended April 30, 2002 was $1,434,212.

     The Advisor has contractually agreed to waive a portion of its combined advisory and administrative fees for the US Government Money Market Fund, up to the full amount of those fees, equal to the amount by which the Fund's total operating expenses exceed 0.30% of the Fund's average daily net assets on an annual basis. The amount of such waiver for the period ended April 30, 2002 was $111,720.

     The Advisor has contractually agreed to waive 0.10% of its 0.25% combined advisory and administrative fees for the Tax Free Money Market Fund. The amount of such waiver for the period ended April 30, 2002 was $86,086.

     CUSTODIAN: The Funds have entered into arrangements with their Custodian whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period ended April 30, 2002, the Fund's custodian fees were reduced by the following amounts under these arrangements:

     Money Market                       $3,009
     US Government Money Market             --
     Tax Free Money Market                 776

                                                Notes to Financial Statements 25

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2002 (Unaudited)

     TRANSFER AGENT: The Funds have a contract with FRIMCo to provide transfer agent services to the Investment Company. Total fees for the Funds listed for the period ended April 30, 2002 were $192,938.

     BOARD OF TRUSTEES: The Investment Company pays each of its Trustees not affiliated with FRIMCo a retainer of $52,000 per year. Additionally, there is a retainer of $10,000 paid to the committee lead; a $6,000 retainer to each committee chair; a $5,000 retainer for each member attending a committee meeting in person and $2,000 for any special or additional meeting attended in person. The Trustee will receive a $500 retainer for attending the meeting by phone instead of receiving the full retainer had the member attended in person. Out of pocket expenses are also paid by the Investment Company.

4.   FUND SHARE TRANSACTIONS
     Share transactions for the period ended April 30, 2002 and the year ended October 31, 2001 were as follows:


                                        ON A CONSTANT DOLLAR BASIS (000)
                                       ---------------------------------
                                           2002                2001
                                       ------------        -------------
     MONEY MARKET
       Proceeds from shares sold        $ 7,371,682         $ 21,213,174
       Proceeds from reinvestment
         of distributions                     3,450               35,318
       Payments for shares redeemed      (7,335,577)         (21,119,145)
                                        -----------         ------------
       Total net increase (decrease)    $    39,555         $    129,347
                                        ===========         ============

     US GOVERNMENT MONEY MARKET
       Proceeds from shares sold        $    55,893         $    302,041
       Proceeds from reinvestment
         of distributions                       734                4,089
       Payments for shares redeemed         (96,456)            (278,547)
                                        -----------         ------------
       Total net increase (decrease)    $   (39,829)        $     27,583
                                        ===========         ============

     TAX FREE MONEY MARKET
       Proceeds from shares sold        $   141,855         $    307,320
       Proceeds from reinvestment
         of distributions                       906                3,784
       Payments for shares redeemed        (166,925)            (300,153)
                                        -----------         ------------
       Total net increase (decrease)    $   (24,164)        $     10,951
                                        ===========         ============

5.   LINE OF CREDIT
     The Investment Company (the "Participants") share in a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .125% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus .50% annually, is calculated based on the market rates at the time of the borrowing. The Funds may borrow up to a maximum of 33.33% of the value of their net assets under the agreement. The agreement will expire December 26, 2002. The Funds did not have any drawdowns during the period ended April 30, 2002.

6.   BENEFICIAL INTEREST
     As of April 30, 2002, the following Funds had one or more shareholders with shares of beneficial interest of greater than 10% of the total outstanding shares of each respective Fund:

                                          %         %
                                       -------   -------
     Money Market                        20.6
     US Government Money Market          58.0
     Tax Free Money Market               44.9      29.3

 26 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKETS FUNDS

MATTER SUBMITTED TO A VOTE OF SHAREHOLDERS

April 30, 2002 (Unaudited)


There was a Special Meeting in Lieu of Annual Meeting of Shareholders of the Frank Russell Investment Company ("the Investment Company") held at 909 A Street, Tacoma, Washington held on December 13, 2001.

THE FOLLOWING MATTERS WERE VOTED UPON AT THE MEETING

THE RESULT OF EACH VOTE ACCOMPANY THE DESCRIPTION OF EACH MATTER

1. Election of Trustees.
VOTE:

                                      FOR                                                  WITHHELD
                               -----------------                                        --------------
Kristianne Blake               2,411,474,404.404                                         8,451,167.148
Raymond P. Tennison, Jr.       2,411,476,320.327                                         8,449,251.225

3.a  To amend the fundamental investment restriction regarding borrowing.
VOTE:

                                      FOR                      AGAINST                     ABSTAIN
                               -----------------           ---------------              --------------
Money Market                   1,410,712,318.142           102,019,025.660               9,816,411.330
Tax Free Money Market             78,781,568.930               595,463.635                 995,425.680
US Government Money Market        29,574,976.870             4,721,713.860                  16,413.810

3.b  To amend the fundamental investment restriction regarding underwriting.
VOTE:

                                      FOR                      AGAINST                     ABSTAIN
                               -----------------           ---------------              --------------
Money Market                   1,489,957,476.282            26,585,774.570               6,004,504.280
Tax Free Money Market             79,004,429.705               381,202.890                 986,825.650
US Government Money Market        32,988,564.050             1,308,126.680                  16,413.810

3.c  To amend the fundamental investment restriction regarding lending.
VOTE:

                                      FOR                      AGAINST                     ABSTAIN
                               -----------------           ---------------              --------------
Money Market                   1,488,707,721.072            17,902,121.020              15,937,913.040
Tax Free Money Market             78,973,428.114               385,923.130               1,013,107.000
US Government Money Market        30,049,262.280             4,167,741.680                  96,100.580

3.d To amend the fundamental investment restriction regarding investing in commodities.
VOTE:

                                      FOR                      AGAINST                     ABSTAIN
                               -----------------           ---------------              --------------
Money Market                   1,444,351,348.182            63,770,867.670              14,425,539.280
Tax Free Money Market             78,303,951.245             1,060,840.690               1,007,666.310
US Government Money Market        29,351,918.640             4,865,718.090                  95,467.810

3.e To amend the fundamental investment restriction regarding issuing senior securities.
VOTE:

                                      FOR                      AGAINST                     ABSTAIN
                               -----------------           ---------------              --------------
Money Market                   1,485,920,112.462            21,656,688.150              14,970,954.520
Tax Free Money Market             79,006,139.275               357,212.590               1,009,106.380
US Government Money Market        29,365,950.050             4,851,686.680                  95,467.810

                                   Matter Submitted to a Vote of Shareholders 27

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKETS FUNDS

MATTER SUBMITTED TO A VOTE OF SHAREHOLDERS - CONTINUED

April 30, 2002 (Unaudited)


3.f To amend the fundamental investment restriction regarding industry concentration.
VOTE:

                                                    FOR                  AGAINST             ABSTAIN
                                              -----------------       --------------      --------------
Money Market                                  1,464,190,510.942       44,068,058.710      14,289,185.480
Tax Free Money Market                            78,946,736.224          418,415.730       1,007,306.290
US Government Money Market                       33,429,493.110          788,143.620          95,467.810

5.a To eliminate the fundamental investment restriction regarding making investments in companies for the purpose of exercising control or management.
VOTE:

                                                    FOR                  AGAINST             ABSTAIN
                                              -----------------       --------------      --------------
Money Market                                  1,429,394,037.542       79,641,418.440      13,512,299.150
Tax Free Money Market                            72,448,742.150        6,918,733.875       1,004,982.220
US Government Money Market                       28,969,428.700        5,327,262.030          16,413.810

5.b To eliminate the fundamental investment restriction regarding purchasing securities on margin and making short sales.
VOTE:

                                                    FOR                  AGAINST             ABSTAIN
                                              -----------------       --------------      --------------
Money Market                                  1,434,860,513.782       74,174,942.200      13,512,299.150
Tax Free Money Market                            78,851,247.959          516,229.075       1,004,981.210
US Government Money Market                       28,993,626.700        5,303,064.030          16,413.810

5.c To eliminate the fundamental investment restriction regarding purchasing securities of other investment companies.
VOTE:

                                                    FOR                  AGAINST             ABSTAIN
                                              -----------------       --------------      --------------
Money Market                                  1,490,473,878.242       18,970,639.160      13,103,237.730
Tax Free Money Market                            79,013,649.920          354,022.165       1,004,786.160
US Government Money Market                       29,577,650.930        4,719,039.800          16,413.810

5.d To eliminate the fundamental investment restriction regarding investments in options.
VOTE:

                                                    FOR                  AGAINST             ABSTAIN
                                              -----------------       --------------      --------------
Money Market                                  1,452,622,665.962        5,705,120.090      14,219,969.080
Tax Free Money Market                            72,511,704.970        6,853,970.965       1,006,782.310
US Government Money Market                       28,818,917.870        5,477,772.860          16,413.810

5.e To eliminate the fundamental investment restriction regarding participating in joint trading accounts.
VOTE:

                                                    FOR                  AGAINST             ABSTAIN
                                              -----------------       --------------      --------------
Money Market                                  1,484,892,993.532       24,250,535.250      13,404,226.350
Tax Free Money Market                            78,965,178.360          401,773.685       1,005,506.200
US Government Money Market                       29,171,241.280        5,125,449.450          16,413.810

5.f To eliminate the fundamental investment restriction regarding purchases or sales of portfolio securities involving affiliates.
VOTE:

                                                    FOR                  AGAINST             ABSTAIN
                                              -----------------       --------------      --------------
Money Market                                  1,489,098,641.002       19,388,219.180      14,060,894.950
Tax Free Money Market                            79,022,416.830          342,735.135       1,007,306.280
US Government Money Market                       29,578,303.640        4,718,387.090          16,413.810

28 Matter Submitted to a Vote of Shareholders

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKETS FUNDS

MATTER SUBMITTED TO A VOTE OF SHAREHOLDERS - CONTINUED

April 30, 2002 (Unaudited)


5.g To eliminate the fundamental investment restriction regarding diversification of investments and regarding acquiring more than certain percentages of the securities of any one issuer.
VOTE:

                                                      FOR                 AGAINST             ABSTAIN
                                              -----------------       --------------      --------------
Money Market                                  1,420,727,134.682       50,311,321.370      51,509,299.080
Tax Free Money Market                            71,806,717.209        1,094,365.175       7,471,375.860
US Government Money Market                       32,782,897.640        1,342,264.090         187,942.810

5.h To eliminate the Fixed Income I, Diversified Bond and Short Term Bond Funds' fundamental investment restriction regarding investments in convertible bonds.
VOTE:

                                                      FOR                 AGAINST             ABSTAIN
                                              -----------------       --------------      --------------
Diversified Bond                                 18,025,739.821          679,545.173         185,210.444
Fixed Income I                                   33,100,739.776          251,766.571          17,938.000
Short Term Bond                                  10,906,581.994          219,561.520          31,505.760

                                   Matter Submitted to a Vote of Shareholders 29

MONEY MARKET FUNDS

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

TRUSTEES
  Lynn L. Anderson, Chairman
  Paul E. Anderson
  Paul Anton, PhD
  William E. Baxter
  Kristianne Blake
  Lee C. Gingrich
  Eleanor W. Palmer
  Raymond P. Tennison, Jr.

TRUSTEES EMERITUS
  George F. Russell, Jr.

OFFICERS
  Lynn L. Anderson, Chairman of the Board and President
  Mark Amberson, Director of Short Term Investment Funds
  Mark E. Swanson, Treasurer and Chief Accounting Officer
  Randall P. Lert, Director of Investments
  Karl Ege, Secretary and General Counsel

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, WA 98402

CONSULTANT
  Frank Russell Company
  909 A Street
  Tacoma, WA 98402

CUSTODIAN
  State Street Bank and Trust Company
  Allan Forbes Building
  150 Newport Avenue AFB35
  North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
  909 A Street
  Tacoma, WA 98402
  (800) RUSSEL4
  (800) 787-7354

LEGAL COUNSEL
  Stradley, Ronon, Stevens & Young, LLP
  2600 One Commerce Square
  Philadelphia, PA 19103-7098

DISTRIBUTOR
  Russell Fund Distributors, Inc.
  909 A Street
  Tacoma, WA 98402

MONEY MANAGERS
MONEY MARKET FUND
  Frank Russell Investment Management Company, Tacoma, WA

US GOVERNMENT MONEY MARKET FUND
  Frank Russell Investment Management Company, Tacoma, WA

TAX FREE MONEY MARKET FUND
  Weiss, Peck & Greer, LLC, New York, NY

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

30 Manager, Money Managers and Service Providers

[LOGO OF RUSSELL]


Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com
                                                               36-08-070 (0402)

                                    [GRAPHIC]

                              Frank Russell Cover

                             LIFEPOINTS (R) FUNDS
FRANK RUSSELL INVESTMENT COMPANY





[LOGO] RUSSELL
2002 Semiannual Report
CLASS C, D, E, AND S SHARES
EQUITY AGGRESSIVE STRATEGY FUND
AGGRESSIVE STRATEGY FUND
BALANCED STRATEGY FUND
MODERATE STRATEGY FUND
CONSERVATIVE STRATEGY FUND
APRIL 30, 2002

                   FRANK RUSSELL INVESTMENT
                   COMPANY

                   Frank Russell Investment Company
                   is a "series mutual fund" with 31
                   different investment portfolios.
                   These financial statements report
                   on five Funds, each of which has
                   distinct investment objectives and
                   strategies.

                   FRANK RUSSELL INVESTMENT
                   MANAGEMENT COMPANY

                   Responsible for overall management
                   and administration of the Funds.

                   FRANK RUSSELL COMPANY

                   Consultant to Frank Russell
                   Investment Management Company.

                        FRANK RUSSELL INVESTMENT COMPANY

                               LIFEPOINTS(R) FUNDS

                                SEMIANNUAL REPORT

                           APRIL 30, 2002 (UNAUDITED)




                                TABLE OF CONTENTS

                                                                  Page
      Equity Aggressive Strategy Fund ..........................    2

      Aggressive Strategy Fund .................................    9

      Balanced Strategy Fund ...................................   16

      Moderate Strategy Fund ...................................   23

      Conservative Strategy Fund ...............................   30

      Notes to Financial Statements ............................   37

      Matter Submitted to a Vote of Shareholders ...............   45

      Manager, Money Managers and Service Providers ............   48

FRANK RUSSELL INVESTMENT COMPANY - LIFEPOINTS(R) FUNDS
Copyright (c) Frank Russell Company 2002. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

EQUITY AGGRESSIVE STRATEGY FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2002 (Unaudited)

                                                                          MARKET
                                                           NUMBER         VALUE
                                                             OF           (000)
                                                           SHARES           $
                                                          ---------      -------
INVESTMENTS
Portfolios of the Frank Russell
  Investment Company Series
  Mutual Fund - Class S Shares

DOMESTIC EQUITIES - 73.7%
Diversified Equity Fund                                   2,249,083       84,949
Quantitative Equity Fund                                  2,574,299       84,900
Real Estate Securities Fund                                 465,469       14,322
Special Growth Fund                                         622,819       29,148
                                                                         -------
                                                                         213,319
                                                                         -------

INTERNATIONAL EQUITIES - 25.2%
Emerging Markets Fund                                     1,528,008       14,333
International Securities Fund                             1,193,260       58,613
                                                                         -------
                                                                          72,946
                                                                         -------

TOTAL INVESTMENTS - 98.9%
(identified cost $313,956)                                               286,265
                                                                         -------

OTHER ASSETS AND LIABILITIES
Other assets                                                               3,965
Liabilities                                                                 (890)
                                                                         -------
TOTAL OTHER ASSETS AND LIABILITIES,
Net - 1.1%                                                                 3,075
                                                                         -------

NET ASSETS - 100.0%                                                      289,340
                                                                         =======



NET ASSETS CONSIST OF:
Accumulated distributions in excess of
   net investment income                                                    (386)
Accumulated distributions in excess of
   net realized gain (loss)                                              (23,037)
Unrealized appreciation (depreciation)
   on investments                                                        (27,691)
Shares of beneficial interest                                                354
Additional paid-in capital                                               340,100
                                                                         -------
NET ASSETS                                                               289,340
                                                                         =======
NET ASSET VALUE, offering and redemption price
   per share:
   Class C ($51,714,947 divided by 6,386,763
     shares of $.01 par value shares of
     beneficial interest outstanding)                                    $  8.10
                                                                         =======
   Class D ($29,381,584 divided by 3,581,692
     shares of $.01 par value shares of
     beneficial interest outstanding)                                    $  8.20
                                                                         =======
   Class E ($144,548,939 divided by 17,666,328
     shares of $.01 par value shares of
     beneficial interest outstanding)                                    $  8.18
                                                                         =======
   Class S ($63,694,302 divided by 7,718,254
     shares of $.01 par value shares of
     beneficial interest outstanding)                                    $  8.25
                                                                         =======

See accompanying notes which are an integral part of the financial statements.

2 Equity Aggressive Strategy Fund

EQUITY AGGRESSIVE STRATEGY FUND

STATEMENT OF OPERATIONS


Amounts in thousands         For the Six Months Ended April 30, 2002 (Unaudited)

INVESTMENT INCOME
   Income distributions from Underlying Funds ................................    $   1,008

EXPENSES
   Advisory fees .................................................   $     281
   Distribution fees - Class C ...................................         175
   Distribution fees - Class D ...................................          26
   Shareholder servicing fees - Class C ..........................          58
   Shareholder servicing fees - Class D ..........................          26
   Shareholder servicing fees - Class E ..........................         194
                                                                     ---------
   Expenses before reductions ....................................         760
   Expense reductions ............................................        (281)
                                                                     ---------
      Expenses, net ..........................................................          479
                                                                                  ---------
Net investment income ........................................................          529
                                                                                  ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ......................................      (14,510)
Net change in unrealized appreciation (depreciation) on investments ..........       33,468
                                                                                  ---------
Net realized and unrealized gain (loss) ......................................       18,958
                                                                                  ---------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ........................    $  19,487
                                                                                  =========

  See accompanying notes which are an integral part of the financial statements.

                                               Equity Aggressive Strategy Fund 3

EQUITY AGGRESSIVE STRATEGY FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands


                                                                        SIX MONTHS ENDED           FISCAL
                                                                         APRIL 30, 2002          YEAR ENDED
                                                                           (UNAUDITED)        OCTOBER 31, 2001
                                                                        ----------------      ----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income ............................................          $     529             $     588
   Net realized gain (loss) .........................................            (14,510)                2,492
   Net change in unrealized appreciation (depreciation) .............             33,468               (73,658)
                                                                               ---------             ---------
     Net increase (decrease) in net assets from operations ..........             19,487               (70,578)
                                                                               ---------             ---------
DISTRIBUTIONS
   From net investment income
     Class C ........................................................                (68)                 (531)
     Class D ........................................................                (41)                 (166)
     Class E ........................................................               (543)               (2,943)
     Class S ........................................................               (263)                 (473)
   From net realized gain
     Class C ........................................................               (743)                 (338)
     Class D ........................................................               (243)                  (94)
     Class E ........................................................             (2,718)               (1,530)
     Class S ........................................................             (1,106)                 (215)
                                                                               ---------             ---------
          Net decrease in net assets from distributions .............             (5,725)               (6,290)
                                                                               ---------             ---------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions ....             19,661                61,391
                                                                               ---------             ---------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS .........................             33,423               (15,477)

NET ASSETS
   Beginning of period ..............................................            255,917               271,394
                                                                               ---------             ---------
   End of period (including accumulated distributions in excess
     of $386 at April 30, 2002) .....................................          $ 289,340             $ 255,917
                                                                               =========             =========

See accompanying notes which are an integral part of the financial statements.

4 Equity Aggressive Strategy Fund

EQUITY AGGRESSIVE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                              FISCAL YEARS ENDED
                                                                                 OCTOBER 31,
                                                                          ---------------------------
                                                              2002*          2001           2000**         1999***
                                                           -----------    ----------     ------------   -------------

NET ASSET VALUE, BEGINNING OF PERIOD ..................       $  7.70        $ 10.24        $ 11.38        $  9.80
                                                              -------        -------        -------        -------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)(b) ..................          (.01)          (.04)          (.04)           .06
  Net realized and unrealized gain (loss) .............           .56          (2.30)          (.35)          1.98
                                                              -------        -------        -------        -------
     Total income from operations .....................           .55          (2.34)          (.39)          2.04
                                                              -------        -------        -------        -------
DISTRIBUTIONS
  From net investment income ..........................          (.01)          (.12)          (.14)          (.30)
  From net realized gain ..............................          (.14)          (.08)          (.61)          (.16)
                                                              -------        -------        -------        -------
     Total distributions ..............................          (.15)          (.20)          (.75)          (.46)
                                                              -------        -------        -------        -------
NET ASSET VALUE, END OF PERIOD ........................       $  8.10        $  7.70        $ 10.24        $ 11.38
                                                              =======        =======        =======        =======

TOTAL RETURN (%)(c) ...................................          7.10         (23.24)         (3.37)         21.26

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) ............        51,715         40,982         43,005         15,860

  Ratios to average net assets (%):
    Operating expenses, net (d) .......................          1.00           1.00           1.00           1.00
    Operating expenses, gross (d) .....................          1.20           1.20           1.25           1.25
    Net investment income (loss)(c) ...................          (.15)          (.45)          (.35)           .59

  Portfolio turnover rate (%) .........................         20.20          47.86          58.41          76.20

*    For the six months ended April 30, 2002 (Unaudited).
**   For the ten months ended October 31, 2000.
***  For the period February 11, 1999 (commencement of sale) to December 31,
     1999.
(a)  Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying companies in which the Fund invests.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.

                                               Equity Aggressive Strategy Fund 5

EQUITY AGGRESSIVE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS D

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                         FISCAL YEARS ENDED                YEARS ENDED
                                                                             OCTOBER 31,                   DECEMBER 31,
                                                                     ---------------------------   ----------------------------
                                                         2002*          2001           2000**         1999           1998***
                                                      -----------    ----------     ------------   ----------     -------------
NET ASSET VALUE, BEGINNING OF PERIOD ............       $  7.79        $ 10.33        $ 11.43         $  9.81        $   9.92
                                                        -------        -------        -------         -------        --------
INCOME FROM OPERATIONS
  Net investment income (a)(b)(e) ...............           .01             --             --             .06             .01
  Net realized and unrealized gain (loss) .......           .56          (2.32)          (.34)           2.01             .10
                                                        -------        -------        -------         -------        --------
     Total income from operations ...............           .57          (2.32)          (.34)           2.07             .11
                                                        -------        -------        -------         -------        --------
DISTRIBUTIONS
  From net investment income ....................          (.02)          (.14)          (.15)           (.29)           (.17)
  From net realized gain ........................          (.14)          (.08)          (.61)           (.16)           (.05)
                                                        -------        -------        -------         -------        --------
     Total distributions ........................          (.16)          (.22)          (.76)           (.45)           (.22)
                                                        -------        -------        -------         -------        --------
NET ASSET VALUE, END OF PERIOD ..................       $  8.20        $  7.79        $ 10.33         $ 11.43        $   9.81
                                                        =======        =======        =======         =======        ========

TOTAL RETURN (%)(c) .............................          7.28         (22.91)         (2.90)          21.58            1.17

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) ......        29,382         12,208         12,592           3,732           4,923

  Ratios to average net assets (%):
    Operating expenses, net (d) .................           .50            .50            .50             .50             .50
    Operating expenses, gross (d) ...............           .70            .70            .75             .75             .89
    Net investment income (c) ...................           .09            .05            .01             .64             .01

  Portfolio turnover rate (%) ...................         20.20          47.86          58.41           76.20           73.95

*    For the six months ended April 30, 2002 (Unaudited).
**   For the ten months ended October 31, 2000.
***  For the period March 24, 1998 (commencement of sale) to December 31, 1998.
(a)  Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying companies in which the Fund invests.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.
(e) Less than $.01 per share for the periods ended October 31, 2000 and October 31, 2001.

6 Equity Aggressive Strategy Fund

EQUITY AGGRESSIVE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                               FISCAL YEARS ENDED
                                                                  OCTOBER 31,        YEARS ENDED DECEMBER 31,
                                                               -------------------  ----------------------------
                                                        2002*     2001      2000**     1999     1998   1997***
                                                      -------  --------   --------  --------  ------- ----------
NET ASSET VALUE, BEGINNING OF PERIOD ..............  $   7.76  $  10.28   $  11.39  $   9.80  $   8.83  $  10.00
                                                     --------  --------   --------  --------  --------  --------
INCOME FROM OPERATIONS
   Net investment income (a)(b) ...................       .02       .03        .03       .10       .03       .09
   Net realized and unrealized gain (loss) ........       .57     (2.32)      (.35)     2.00      1.18      (.33)
                                                     --------  --------   --------  --------  --------  --------
     Total income from operations .................       .59     (2.29)      (.32)     2.10      1.21      (.24)
                                                     --------  --------   --------  --------  --------  --------
DISTRIBUTIONS
   From net investment income .....................      (.03)     (.15)      (.18)     (.35)     (.19)     (.33)
   From net realized gain .........................      (.14)     (.08)      (.61)     (.16)     (.05)     (.60)
                                                     --------  --------   --------  --------  --------  --------
     Total distributions ..........................      (.17)     (.23)      (.79)     (.51)     (.24)     (.93)
                                                     --------  --------   --------  --------  --------  --------
NET ASSET VALUE, END OF PERIOD ....................  $   8.18  $   7.76   $  10.28  $  11.39  $   9.80  $   8.83
                                                     ========  ========   ========  ========  ========  ========
TOTAL RETURN (%)(c) ...............................      7.49    (22.72)     (2.75)    21.96     13.75     (2.42)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) .......   144,549   156,698    190,273   202,066    91,459     2,985

   Ratios to average net assets (%):
     Operating expenses, net (d) ..................       .25       .25        .25       .25       .25       .25
     Operating expenses, gross (d)(e) .............       .45       .45        .50       .50       .62        --
     Net investment income (c) ....................       .23       .30        .24       .99       .28       .45

   Portfolio turnover rate (%) ....................     20.20     47.86      58.41     76.20     73.95     48.30

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period September 30, 1997 (commencement of operations) to December
    31, 1997.
(a) For the periods subsequent to December 31, 1999, average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying companies in which the Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.
(e) The ratio for the period ended December 31, 1997 is not meaningful due to the Class's short period of operation.

                                               Equity Aggressive Strategy Fund 7

EQUITY AGGRESSIVE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                        Fiscal Years Ended
                                                                           October 31,
                                                                        ------------------
                                                               2002*      2001      2000**
                                                              ------    -------     ------
NET ASSET VALUE, BEGINNING OF PERIOD ......................  $  7.83    $ 10.34    $ 10.91
                                                             -------    -------    -------
INCOME FROM OPERATIONS
   Net investment income (a)(b) ...........................      .03        .05        .04
   Net realized and unrealized gain (loss) ................      .56      (2.33)       .17
                                                             -------    -------    -------
     Total income from operations .........................      .59      (2.28)       .21
                                                             -------    -------    -------
DISTRIBUTIONS
   From net investment income .............................     (.03)      (.15)      (.17)
   From net realized gain .................................     (.14)      (.08)      (.61)
                                                             -------    -------    -------
     Total distributions ..................................     (.17)      (.23)      (.78)
                                                             -------    -------    -------
NET ASSET VALUE, END OF PERIOD ............................  $  8.25    $  7.83    $ 10.34
                                                             =======    =======    =======
TOTAL RETURN (%)(c) .......................................     7.49     (22.43)      1.93

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ...............   63,694     46,029     25,524

   Ratios to average net assets (%):
     Operating expenses, net (d) ..........................      .00        .00        .00
     Operating expenses, gross (d) ........................      .20        .20        .25
     Net investment income (c) ............................      .38        .59        .45

   Portfolio turnover rate (%) ............................    20.20      47.86      58.41

*   For the six months ended April 30, 2002 (Unaudited).
**  For the period January 31, 2000 (commencement of sale) to October 31, 2000.
(a) Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying companies in which the Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.

8 Equity Aggressive Strategy Fund

AGGRESSIVE STRATEGY FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2002 (Unaudited)

                                                                        MARKET
                                                            NUMBER      VALUE
                                                              OF        (000)
                                                            SHARES        $
                                                          ----------  ---------
INVESTMENTS
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares

DOMESTIC EQUITIES - 57.4%
Diversified Equity Fund                                    2,433,226     91,903
Quantitative Equity Fund                                   2,786,793     91,909
Real Estate Securities Fund                                  723,152     22,251
Special Growth Fund                                        1,043,971     48,858
                                                                       --------
                                                                        254,921
                                                                       --------

INTERNATIONAL EQUITIES - 24.2%
Emerging Markets Fund                                      2,347,785     22,022
International Securities Fund                              1,742,857     85,609
                                                                       --------
                                                                        107,631
                                                                       --------

BONDS - 18.3%
Multistrategy Bond Fund                                    8,223,164     81,245
                                                                       --------
TOTAL INVESTMENTS - 99.9%
(identified cost $483,803)                                              443,797

OTHER ASSETS AND LIABILITIES
Other assets                                                              1,843
Liabilities                                                              (1,428)
                                                                       --------
TOTAL OTHER ASSETS AND LIABILITIES,
NET - 0.1%                                                                  415
                                                                       --------
NET ASSETS - 100.0%                                                     444,212
                                                                       ========

NET ASSETS CONSIST OF:
Accumulated distributions in excess of
   net investment income                                                   (156)
Accumulated net realized gain (loss)                                    (11,106)
Unrealized appreciation (depreciation)
   on investments                                                       (40,006)
Shares of beneficial interest                                               502
Additional paid-in capital                                              494,978
                                                                       --------
NET ASSETS                                                              444,212
                                                                       ========
NET ASSET VALUE, offering and redemption price
   per share:
   Class C ($103,513,372 divided by 11,732,366
     shares of $.01 par value shares of
     beneficial interest outstanding)                                  $   8.82
                                                                       ========
   Class D ($38,549,278 divided by 4,340,997
     shares of $.01 par value shares of
     beneficial interest outstanding)                                  $   8.88
                                                                       ========
   Class E ($180,538,565 divided by 20,397,229
     shares of $.01 par value shares of
     beneficial interest outstanding)                                  $   8.85
                                                                       ========
   Class S ($121,610,851 divided by 13,684,653
     shares of $.01 par value shares of
     beneficial interest outstanding)                                  $   8.89
                                                                       ========

  See accompanying notes which are an integral part of the financial statements.

                                                      Aggressive Strategy Fund 9

AGGRESSIVE STRATEGY FUND

STATEMENT OF OPERATIONS

Amounts in thousands         For the Six Months Ended April 30, 2002 (Unaudited)

INVESTMENT INCOME
   Income distributions from Underlying Funds ..................................  $ 3,425

EXPENSES
   Advisory fees ..................................................  $  401
   Distribution fees - Class C ....................................     344
   Distribution fees - Class D ....................................      32
   Shareholder servicing fees - Class C ...........................     114
   Shareholder servicing fees - Class D ...........................      32
   Shareholder servicing fees - Class E ...........................     224
                                                                     ------
   Expenses before reductions .....................................   1,147
   Expense reductions .............................................    (401)
                                                                     ------

     Expenses, net .............................................................      746
                                                                                  -------
Net investment income ..........................................................    2,679
                                                                                  -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ........................................   (7,307)
Net change in unrealized appreciation (depreciation) on investments ............   29,877
                                                                                  -------
Net realized and unrealized gain (loss) ........................................   22,570
                                                                                  -------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ..........................  $25,249
                                                                                  =======

See accompanying notes which are an integral part of the financial statements.

10 Aggressive Strategy Fund

AGGRESSIVE STRATEGY FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                             SIX MONTHS ENDED         FISCAL
                                                                              APRIL 30, 2002        YEAR ENDED
                                                                               (UNAUDITED)      OCTOBER 31, 2001
                                                                             ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income .....................................................   $    2,679          $    3,920
  Net realized gain (loss) ..................................................       (7,307)              6,514
  Net change in unrealized appreciation (depreciation) ......................       29,877             (72,147)
                                                                                ----------          ----------
    Net increase (decrease) in net assets from operations ...................       25,249             (61,713)
                                                                                ----------          ----------
DISTRIBUTIONS
  From net investment income
    Class C .................................................................         (391)               (730)
    Class D .................................................................         (138)               (176)
    Class E .................................................................       (1,402)             (3,256)
    Class S .................................................................         (904)             (1,165)
  From net realized gain
    Class C .................................................................       (1,704)               (297)
    Class D .................................................................         (336)                (51)
    Class E .................................................................       (3,532)               (818)
    Class S .................................................................       (1,810)               (173)
                                                                                ----------          ----------
     Net decrease in net assets from distributions ..........................      (10,217)             (6,666)
                                                                                ----------          ----------
SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions .............       68,901             119,798
                                                                                ----------          ----------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS .................................       83,933              51,419

NET ASSETS
  Beginning of period .......................................................      360,279             308,860
                                                                                ----------          ----------
  End of period (including accumulated distributions in excess of net
   investment income of $156 at April 30, 2002) .............................   $  444,212          $  360,279
                                                                                ==========          ==========

  See accompanying notes which are an integral part of the financial statements.

                                                     Aggressive Strategy Fund 11

AGGRESSIVE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                          FISCAL YEARS ENDED
                                                                              OCTOBER 31,
                                                                         --------------------
                                                                2002*      2001        2000**   1999***
                                                              --------  --------     --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD ......................   $   8.46   $  10.35    $  11.15  $  10.11
                                                              --------   --------    --------  --------
INCOME FROM OPERATIONS
   Net investment income (a)(b) ...........................        .03        .05         .05       .13
   Net realized and unrealized gain (loss) ................        .54      (1.80)       (.29)     1.36
                                                              --------   --------    --------  --------
     Total income from operations .........................        .57      (1.75)       (.24)     1.49
                                                              --------   --------    --------  --------
DISTRIBUTIONS
   From net investment income .............................       (.04)      (.10)       (.18)     (.29)
   From net realized gain .................................       (.17)      (.04)       (.38)     (.16)
                                                              --------   --------    --------  --------
     Total distributions ..................................       (.21)      (.14)       (.56)     (.45)
                                                              --------   --------    --------  --------
NET ASSET VALUE, END OF PERIOD ............................   $   8.82   $   8.46    $  10.35  $  11.15
                                                              ========   ========    ========  ========
TOTAL RETURN (%)(c) .......................................       6.74     (17.06)      (2.15)    15.21

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ...............    103,513     80,514      67,296    29,365

   Ratios to average net assets (%):
     Operating expenses, net (d) ..........................       1.00       1.00        1.00      1.00
     Operating expenses, gross (d) ........................       1.20       1.20        1.25      1.25
     Net investment income (c) ............................        .35        .53         .43      1.50

   Portfolio turnover rate (%) ............................       7.24      13.12       40.57     71.44

*    For the six months ended April 30, 2002 (Unaudited).
**   For the ten months ended October 31, 2000.
***  For the period January 29, 1999 (commencement of sale) to December 31,
     1999.
(a)  Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying companies in which the Fund invests.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.

12 Aggressive Strategy Fund

AGGRESSIVE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS D

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                    FISCAL YEARS ENDED     YEARS ENDED
                                                                        OCTOBER 31,        DECEMBER 31,
                                                                    ------------------  -----------------
                                                           2002*      2001     2000**     1999    1998***
                                                          -------   -------   --------  -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD ..................   $  8.52   $ 10.41   $ 11.20   $  9.95   $ 10.09
                                                          -------   -------   -------   -------   -------
INCOME FROM OPERATIONS
   Net investment income (a)(b) .......................       .05       .10       .09       .15       .13
   Net realized and unrealized gain (loss) ............       .54     (1.81)     (.28)     1.57      (.05)
                                                          -------   -------   -------   -------   -------
     Total income from operations .....................       .59     (1.71)     (.19)     1.72       .08
                                                          -------   -------   -------   -------   -------
DISTRIBUTIONS
   From net investment income .........................      (.06)     (.14)     (.22)     (.31)     (.21)
   From net realized gain .............................      (.17)     (.04)     (.38)     (.16)     (.01)
                                                          -------   -------   -------   -------   -------
     Total distributions ..............................      (.23)     (.18)     (.60)     (.47)     (.22)
                                                          -------   -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD ........................   $  8.88   $  8.52   $ 10.41   $ 11.20   $  9.95
                                                          =======   =======   =======   =======   =======
TOTAL RETURN (%)(c) ...................................      6.94    (16.58)    (1.72)    17.69       .96

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ...........    38,549    15,307    12,628     6,096     3,649

   Ratios to average net assets (%):
     Operating expenses, net (d) ......................       .50       .50       .50       .50       .50
     Operating expenses, gross (d) ....................       .70       .70       .75       .75       .93
     Net investment income (c) ........................       .51      1.02       .81      1.48      1.35

   Portfolio turnover rate (%) ........................      7.24     13.12     40.57     71.44     93.08

*    For the six months ended April 30, 2002 (Unaudited).
**   For the ten months ended October 31, 2000.
***  For the period March 24, 1998 (commencement of sale) to December 31, 1998.
(a)  Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying companies in which the Fund invests.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.

                                                     Aggressive Strategy Fund 13

AGGRESSIVE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                 FISCAL YEARS ENDED
                                                                     OCTOBER 31,           YEARS ENDED DECEMBER 31,
                                                                 -------------------    -----------------------------
                                                        2002*      2001      2000**      1999       1998    1997***
                                                      --------   -------    --------   --------   -------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD ...............  $   8.49   $  10.38   $  11.17   $   9.94   $   9.14   $  10.00
                                                      --------   --------   --------   --------   --------   --------
INCOME FROM OPERATIONS
   Net investment income (a)(b) ....................       .07        .12        .11        .18        .19        .10
   Net realized and unrealized gain (loss) .........       .53      (1.80)      (.28)      1.56        .87       (.11)
                                                      --------   --------   --------   --------   --------   --------
     Total income from operations ..................       .60      (1.68)      (.17)      1.74       1.06       (.01)
                                                      --------   --------   --------   --------   --------   --------
DISTRIBUTIONS
   From net investment income ......................      (.07)      (.17)      (.24)      (.35)      (.25)      (.31)
   From net realized gain ..........................      (.17)      (.04)      (.38)      (.16)      (.01)      (.54)
                                                      --------   --------   --------   --------   --------   --------
     Total distributions ...........................      (.24)      (.21)      (.62)      (.51)      (.26)      (.85)
                                                      --------   --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD .....................  $   8.85   $   8.49   $  10.38   $  11.17   $   9.94   $   9.14
                                                      ========   ========   ========   ========   ========   ========
TOTAL RETURN (%)(c) ................................      7.06     (16.40)     (1.50)     17.95      11.69       (.19)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ........   180,539    177,992    193,351    167,677     62,188      5,307

   Ratios to average net assets (%):
     Operating expenses, net (d) ...................       .25        .25        .25        .25        .25        .25
     Operating expenses, gross (d)(e) ..............       .45        .45        .50        .50        .66         --
     Net investment income (c) .....................       .74       1.30       1.04       1.73       1.88        .97

   Portfolio turnover rate (%) .....................      7.24      13.12      40.57      71.44      93.08      56.88

*    For the six months ended April 30, 2002 (Unaudited).
**   For the ten months ended October 31, 2000.

*** For the period September 16, 1997 (commencement of operations) to December 31, 1997.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying companies in which the Fund invests.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.
(e) The ratio for the period ended December 31, 1997 is not meaningful due to the Class's short period of operation.

14 Aggressive Strategy Fund

AGGRESSIVE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                        FISCAL YEARS ENDED
                                                                           OCTOBER 31,
                                                                        ------------------
                                                               2002*     2001      2000**
                                                             --------   ------    --------
NET ASSET VALUE, BEGINNING OF PERIOD ......................  $   8.52   $ 10.41   $ 10.82
                                                             --------   -------   -------
INCOME FROM OPERATIONS
   Net investment income (a)(b) ...........................       .07       .14       .11
   Net realized and unrealized gain (loss) ................       .55     (1.80)      .09
                                                             --------   -------   -------
     Total income from operations .........................       .62     (1.66)      .20
                                                             --------   -------   -------
DISTRIBUTIONS
   From net investment income .............................      (.08)     (.19)     (.23)
   From net realized gain .................................      (.17)     (.04)     (.38)
                                                             --------   -------   -------
     Total distributions ..................................      (.25)     (.23)     (.61)
                                                             --------   -------   -------
NET ASSET VALUE, END OF PERIOD ............................  $   8.89   $  8.52   $ 10.41
                                                             ========   =======   =======
TOTAL RETURN (%)(c) .......................................      7.29    (16.15)     1.59

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ...............   121,611    86,466    35,585

   Ratios to average net assets (%):
     Operating expenses, net (d) ..........................       .00       .00       .00
     Operating expenses, gross (d) ........................       .20       .20       .25
     Net investment income (c) ............................       .84      1.50      1.15

   Portfolio turnover rate (%) ............................      7.24     13.12     40.57

*    For the six months ended April 30, 2002 (Unaudited).
**   For the period February 1, 2000 (commencement of sale) to October 31, 2000.
(a)  Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying companies in which the Fund invests.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.

                                                     Aggressive Strategy Fund 15

BALANCED STRATEGY FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2002 (Unaudited)

                                                                                 MARKET
                                                                  NUMBER         VALUE
                                                                    OF           (000)
                                                                  SHARES           $
                                                                 --------       -------
INVESTMENTS
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S

DOMESTIC EQUITIES - 41.8%
Diversified Equity Fund                                         2,904,467       109,702
Quantitative Equity Fund                                        3,324,394       109,639
Real Estate Securities Fund                                     1,142,644        35,159
Special Growth Fund                                               736,293        34,458
                                                                                -------
                                                                                288,958
                                                                                -------
INTERNATIONAL EQUITIES - 16.9%
Emerging Markets Fund                                           2,144,508        20,115
International Securities Fund                                   1,958,269        96,190
                                                                                -------
                                                                                116,305
                                                                                -------
BONDS - 41.1%
Diversified Bond Fund                                           7,393,572       172,862
Multistrategy Bond Fund                                        11,220,962       110,863
                                                                                -------
                                                                                283,725
                                                                                -------
TOTAL INVESTMENTS - 99.8%
(identified cost $717,334)                                                      688,988

OTHER ASSETS AND LIABILITIES
Other assets                                                                      5,796
Liabilities                                                                      (4,099)
                                                                                -------
TOTAL OTHER ASSETS AND LIABILITIES,
NET - 0.2%                                                                        1,697
                                                                                -------
NET ASSETS - 100.0%                                                             690,685
                                                                                =======

NET ASSETS CONSIST OF:
Accumulated distributions in excess of
   net investment income                                                           (246)
Accumulated net realized gain (loss)                                            (14,630)
Unrealized appreciation (depreciation)
   on investments                                                               (28,346)
Shares of beneficial interest                                                       746
Additional paid-in capital                                                      733,161
                                                                                -------
NET ASSETS                                                                      690,685
                                                                                =======
NET ASSET VALUE, offering and redemption price
   per share:
   Class C ($170,024,684 divided by 18,426,218
     shares of $.01 par value shares of
     beneficial interest outstanding)                                           $  9.23
                                                                                =======
   Class D ($70,626,132 divided by 7,619,776
     shares of $.01 par value shares of
     beneficial interest outstanding)                                           $  9.27
                                                                                =======
   Class E ($301,346,400 divided by 32,563,196
     shares of $.01 par value shares of
     beneficial interest outstanding)                                           $  9.25
                                                                                =======
   Class S ($148,688,131 divided by 16,017,989
     shares of $.01 par value shares of
     beneficial interest outstanding)                                           $  9.28
                                                                                =======


See accompanying notes which are an integral part of the financial statements.

16 Balanced Strategy Fund

BALANCED STRATEGY FUND

STATEMENT OF OPERATIONS

Amounts in thousands         For the Six Months Ended April 30, 2002 (Unaudited)

INVESTMENT INCOME
  Income distributions from Underlying Funds ...............................................    $      8,218

EXPENSES
  Advisory fees .............................................................   $        624
  Distribution fees - Class C ...............................................            572
  Distribution fees - Class D ...............................................             68
  Shareholder servicing fees - Class C ......................................            191
  Shareholder servicing fees - Class D ......................................             68
  Shareholder servicing fees - Class E ......................................            360
                                                                                ------------
  Expenses before reductions ................................................          1,883
  Expense reductions ........................................................           (624)
                                                                                ------------
    Expenses, net ..........................................................................           1,259
                                                                                                ------------
Net investment income ......................................................................           6,959
                                                                                                ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ....................................................          (8,787)
Net change in unrealized appreciation (depreciation) on investments ........................          27,201
                                                                                                ------------
Net realized and unrealized gain (loss) ....................................................          18,414
                                                                                                ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ......................................    $     25,373
                                                                                                ============

  See accompanying notes which are an integral part of the financial statements.

                                                       Balanced Strategy Fund 17

BALANCED STRATEGY FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                                SIX MONTHS ENDED        FISCAL
                                                                                 APRIL 30, 2002       YEAR ENDED
                                                                                  (UNAUDITED)      OCTOBER 31, 2001
                                                                                ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income ......................................................  $          6,959   $         11,783
  Net realized gain (loss) ...................................................            (8,787)             5,002
  Net change in unrealized appreciation (depreciation) .......................            27,201            (62,470)
                                                                                ----------------   ----------------
    Net increase (decrease) in net assets from operations ....................            25,373            (45,685)
                                                                                ----------------   ----------------
DISTRIBUTIONS
  From net investment income
    Class C ..................................................................            (1,310)            (2,121)
    Class D ..................................................................              (567)              (571)
    Class E ..................................................................            (3,534)            (8,209)
    Class S ..................................................................            (1,794)            (2,029)
  From net realized gain
    Class C ..................................................................            (1,689)              (258)
    Class D ..................................................................              (505)               (50)
    Class E ..................................................................            (3,386)              (905)
    Class S ..................................................................            (1,461)              (141)
                                                                                ----------------   ----------------
      Net decrease in net assets from distributions ..........................           (14,246)           (14,284)
                                                                                ----------------   ----------------
SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions ..............           119,464            188,246
                                                                                ----------------   ----------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS ..................................           130,591            128,277

NET ASSETS
  Beginning of period ........................................................           560,094            431,817
                                                                                ----------------   ----------------
  End of period (including accumulated distributions in excess of net
   investment income of $246 at April 30, 2002) ..............................  $        690,685   $        560,094
                                                                                ================   ================

See accompanying notes which are an integral part of the financial statements.

18 Balanced Strategy Fund

BALANCED STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                           FISCAL YEARS ENDED
                                                                               OCTOBER 31,
                                                                          -------------------
                                                                  2002*     2001       2000**   1999***
                                                                --------  --------   --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $   9.04  $  10.20   $  10.72  $  10.26
                                                                --------  --------   --------  --------
INCOME FROM OPERATIONS
   Net investment income (a)(b).............................         .07       .16        .15       .25
   Net realized and unrealized gain (loss)..................         .31     (1.09)      (.11)      .70
                                                                --------  --------   --------  --------
     Total income from operations...........................         .38      (.93)       .04       .95
                                                                --------  --------   --------  --------
DISTRIBUTIONS
   From net investment income...............................        (.08)     (.20)      (.24)     (.37)
   From net realized gain...................................        (.11)     (.03)      (.32)     (.12)
                                                                --------  --------   --------  --------
     Total distributions....................................        (.19)     (.23)      (.56)     (.49)
                                                                --------  --------   --------  --------
NET ASSET VALUE, END OF PERIOD..............................    $   9.23  $   9.04   $  10.20  $  10.72
                                                                ========  ========   ========  ========
TOTAL RETURN (%)(c).........................................        4.17     (9.25)       .43      9.53

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands).................     170,025   136,748     81,188    39,325

   Ratios to average net assets (%):
     Operating expenses, net (d)............................        1.00      1.00       1.00      1.00
     Operating expenses, gross (d)..........................        1.20      1.20       1.25      1.25
     Net investment income (c)..............................         .80      1.71       1.43      2.96

   Portfolio turnover rate (%)..............................        7.93     33.42      31.70     64.63

*    For the six months ended April 30, 2002 (Unaudited).
**   For the ten months ended October 31, 2000.
***  For the period January 29, 1999 (commencement of sale) to December 31,
     1999.
(a)  Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying companies in which the Fund invests.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.

                                                      Balanced Strategy Fund 19

BALANCED STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS D

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.



                                                                        FISCAL YEARS ENDED         YEARS ENDED
                                                                            OCTOBER 31,            DECEMBER 31,
                                                                      --------------------    ---------------------
                                                             2002*       2001      2000**      1999       1998***
                                                           --------   ---------   --------    --------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD ...................   $   9.08    $  10.25   $  10.77    $  10.13    $   10.22
                                                           --------    --------   --------    --------    ---------
INCOME FROM OPERATIONS
   Net investment income (a)(b) ........................        .09         .21        .17         .30          .24
   Net realized and unrealized gain (loss) .............        .31       (1.10)      (.09)        .84          .07
                                                           --------    --------   --------    --------    ---------
     Total income from operations ......................        .40        (.89)       .08        1.14          .31
                                                           --------    --------   --------    --------    ---------
DISTRIBUTIONS
   From net investment income ..........................       (.10)       (.25)      (.28)       (.38)        (.37)
   From net realized gain ..............................       (.11)       (.03)      (.32)       (.12)        (.03)
                                                           --------    --------   --------    --------    ---------
     Total distributions ...............................       (.21)       (.28)      (.60)       (.50)        (.40)
                                                           --------    --------   --------    --------    ---------
NET ASSET VALUE, END OF PERIOD .........................   $   9.27    $   9.08   $  10.25    $  10.77    $   10.13
                                                           ========    ========   ========    ========    =========
TOTAL RETURN (%)(c) ....................................       4.41       (8.83)       .84       11.64         3.23

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ............     70,626      38,381     17,296       9,075        4,953

   Ratios to average net assets (%):
     Operating expenses, net (d) .......................        .50         .50        .50         .50          .50
     Operating expenses, gross (d) .....................        .70         .70        .75         .75          .86
     Net investment income (c) .........................        .97        2.25       1.67        3.07         2.46

   Portfolio turnover rate (%) .........................       7.93       33.42      31.70       64.63        78.85

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period March 24, 1998 (commencement of sale) to December 31, 1998.
(a) Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying companies in which the Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.

20 Balanced Strategy Fund

BALANCED STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.



                                                               FISCAL YEARS ENDED
                                                                  OCTOBER 31,      YEARS ENDED DECEMBER 31,
                                                               ------------------  -------------------------
                                                        2002*    2001     2000**   1999     1998     1997***
                                                       -------  -------  -------  -------  -------  --------
NET ASSET VALUE, BEGINNING OF PERIOD................   $  9.06  $ 10.22  $ 10.74  $ 10.12  $  9.46  $  10.00
                                                       -------  -------  -------  -------  -------  --------
INCOME FROM OPERATIONS
   Net investment income (a)(b).....................       .11      .24      .21      .30      .31       .09
   Net realized and unrealized gain (loss)..........       .30    (1.11)    (.11)     .86      .78       .02
                                                       -------  -------  -------  -------  -------  --------
     Total income from operations...................       .41     (.87)     .10     1.16     1.09       .11
                                                       -------  -------  -------  -------  -------  --------
DISTRIBUTIONS
   From net investment income.......................      (.11)    (.26)    (.30)    (.42)    (.40)     (.24)
   From net realized gain...........................      (.11)    (.03)    (.32)    (.12)    (.03)     (.41)
                                                       -------  -------  -------  -------  -------  --------
     Total distributions............................      (.22)    (.29)    (.62)    (.54)    (.43)     (.65)
                                                       -------  -------  -------  -------  -------  --------
NET ASSET VALUE, END OF PERIOD......................   $  9.25  $  9.06  $ 10.22  $ 10.74  $ 10.12  $   9.46
                                                       =======  =======  =======  =======  =======  ========
TOTAL RETURN (%)(c).................................      4.52    (8.59)    1.04    11.80    11.66      1.04

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands).........   301,346  288,164  296,435  295,542  161,108     3,554

   Ratios to average net assets (%):................
     Operating expenses, net (d)....................       .25      .25      .25      .25      .25       .25
     Operating expenses, gross (d)(e)...............       .45      .45      .50      .50      .61        --
     Net investment income (c)......................      1.20     2.51     2.02     2.89     3.05      1.30

   Portfolio turnover rate (%)......................      7.93    33.42    31.70    64.63    78.85     29.58

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period September 16, 1997 (commencement of operations) to
    December 31, 1997.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying companies in which the Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.
(e) The ratio for the period ended December 31, 1997 is not meaningful due to the Class's short period of operation.

                                                       Balanced Strategy Fund 21

BALANCED STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.



                                                                           FISCAL YEARS ENDED
                                                                               OCTOBER 31,
                                                                          -------------------
                                                                  2002*     2001       2000**
                                                                --------  --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD.........................   $   9.09  $  10.25   $  10.45
                                                                --------  --------   --------
INCOME FROM OPERATIONS
   Net investment income (a)(b)..............................        .12       .28        .19
   Net realized and unrealized gain (loss)...................        .30     (1.12)       .23
                                                                --------  --------   --------
     Total income from operations............................        .42      (.84)       .42
                                                                --------  --------   --------
DISTRIBUTIONS
   From net investment income................................       (.12)     (.29)      (.30)
   From net realized gain....................................       (.11)     (.03)      (.32)
                                                                ---------  --------  --------
     Total distributions.....................................       (.23)     (.32)      (.62)
                                                                --------  --------   --------
NET ASSET VALUE, END OF PERIOD...............................   $   9.28  $   9.09   $  10.25
                                                                ========  ========   ========
TOTAL RETURN (%)(c)..........................................       4.64     (8.35)      4.09

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)..................    148,688    96,801     36,898

   Ratios to average net assets (%):
     Operating expenses, net (d).............................        .00       .00        .00
     Operating expenses, gross (d)...........................        .20       .20        .25
     Net investment income (c)...............................       1.33      2.64       2.05

   Portfolio turnover rate (%)...............................       7.93     33.42      31.70

*   For the six months ended April 30, 2002 (Unaudited).
**  For the period January 31, 2000 (commencement of sale) to October 31, 2000.
(a) Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying companies in which the Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.

22 Balanced Strategy Fund

MODERATE STRATEGY FUND

STATEMENT OF NET ASSETS
                                                      April 30, 2002 (Unaudited)

                                                                           MARKET
                                                               NUMBER      VALUE
                                                                 OF         (000)
                                                               SHARES         $
                                                             ---------    --------
INVESTMENTS
Portfolios of the Frank Russell
Investment Company Series
Mutual Fund - Class S Shares

DOMESTIC EQUITIES - 29.1%
Diversified Equity Fund                                        408,367      15,424
Quantitative Equity Fund                                       467,429      15,416
Real Estate Securities Fund                                    228,405       7,028
Special Growth Fund                                             59,714       2,795
                                                                          --------
                                                                            40,663
                                                                          --------

INTERNATIONAL EQUITIES - 10.9%
Emerging Markets Fund                                          292,597       2,745
International Securities Fund                                  254,098      12,481
                                                                          --------
                                                                            15,226
                                                                          --------

BONDS - 59.8%
Diversified Bond Fund                                        1,608,575      37,608
Short Term Bond Fund                                         2,452,348      45,982
                                                                          --------
                                                                            83,590
                                                                          --------

TOTAL INVESTMENTS - 99.8%
(identified cost $140,301)                                                 139,479
                                                                          --------

OTHER ASSETS AND LIABILITIES
Other assets                                                                 1,090
Liabilities                                                                   (762)
                                                                          --------

TOTAL OTHER ASSETS AND LIABILITIES,
NET - 0.2%                                                                     328
                                                                          --------

NET ASSETS - 100.0%                                                        139,807
                                                                          ========

NET ASSETS CONSIST OF:
Accumulated distributions in excess of
  net investment income                                                        (52)
Accumulated distributions in excess of
  net realized gain                                                         (2,978)
Unrealized appreciation (depreciation)
  on investments                                                              (822)
Shares of beneficial interest                                                  144
Additional paid-in capital                                                 143,515
                                                                          --------

NET ASSETS                                                                 139,807
                                                                          ========

NET ASSET VALUE, offering and redemption price
  per share:
  Class C ($27,610,500 divided by 2,844,378
    shares of $.01 par value shares of
    beneficial interest outstanding)                                      $   9.71
                                                                          ========
  Class D ($17,695,298 divided by 1,814,574
    shares of $.01 par value shares of
    beneficial interest outstanding)                                      $   9.75
                                                                          ========
  Class E ($60,332,549 divided by 6,211,791
    shares of $.01 par value shares of
    beneficial interest outstanding)                                      $   9.71
                                                                          ========
  Class S ($34,168,222 divided by 3,511,501
    shares of $.01 par value shares of
    beneficial interest outstanding)                                      $   9.73
                                                                          ========

  See accompanying notes which are an integral part of the financial statements.

                                                       Moderate Strategy Fund 23

MODERATE STRATEGY FUND

STATEMENT OF OPERATIONS

Amounts in thousands         For the Six Months Ended April 30, 2002 (Unaudited)

INVESTMENT INCOME
   Income distributions from Underlying Funds .................................................   $ 2,002

EXPENSES
   Advisory fees .......................................................................  $ 122
   Distribution fees - Class C .........................................................     89
   Distribution fees - Class D .........................................................     13
   Shareholder servicing fees - Class C ................................................     30
   Shareholder servicing fees - Class D ................................................     13
   Shareholder servicing fees - Class E ................................................     71
                                                                                          -----
   Expenses before reductions ..........................................................    338
   Expense reductions ..................................................................   (122)
                                                                                          -----
     Expenses, net ............................................................................       216
                                                                                                  -------
Net investment income .........................................................................     1,786
                                                                                                  -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments .......................................................    (1,591)
Net change in unrealized appreciation (depreciation) on investments ...........................     3,556
                                                                                                  -------
Net realized and unrealized gain (loss) .......................................................     1,965
                                                                                                  -------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .........................................   $ 3,751
                                                                                                  =======

See accompanying notes which are an integral part of the financial statements.

24 Moderate Strategy Fund

MODERATE STRATEGY FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                                SIX MONTHS ENDED       FISCAL
                                                                                 APRIL 30, 2002       YEAR ENDED
                                                                                  (UNAUDITED)      OCTOBER 31, 2001
                                                                                ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income .....................................................    $     1,786      $      3,238
   Net realized gain (loss) ..................................................         (1,591)              (12)
   Net change in unrealized appreciation (depreciation) ......................          3,556            (5,349)
                                                                                  -----------      ------------
      Net increase (decrease) in net assets from operations ..................          3,751            (2,123)
                                                                                  -----------      ------------
DISTRIBUTIONS
   From net investment income
      Class C ................................................................           (285)             (457)
      Class D ................................................................           (150)             (117)
      Class E ................................................................           (898)           (2,092)
      Class S ................................................................           (505)             (677)
   From net realized gain
      Class C ................................................................           (118)              (19)
      Class D ................................................................            (37)               (5)
      Class E ................................................................           (311)              (92)
      Class S ................................................................           (146)              (14)
                                                                                  -----------      ------------
         Net decrease in net assets from distributions .......................         (2,450)           (3,473)
                                                                                  -----------      ------------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions .............         30,139            43,012
                                                                                  -----------      ------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS ..................................         31,440            37,416

NET ASSETS
   Beginning of period .......................................................        108,367            70,951
                                                                                  -----------      ------------
   End of period (including accumulated distributions in excess of net
    investment income of $52 at April 30, 2002) ..............................    $   139,807      $    108,367
                                                                                  ===========      ============

  See accompanying notes which are an integral part of the financial statements.

                                                       Moderate Strategy Fund 25

MODERATE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                    FISCAL YEARS ENDED
                                                                       OCTOBER 31,
                                                                    ------------------
                                                           2002*      2001     2000**    1999***
                                                          -------   -------    -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD ...................  $  9.59   $ 10.20    $ 10.46   $ 10.15
                                                          -------   -------    -------   -------
INCOME FROM OPERATIONS
   Net investment income (a)(b) ........................      .11       .29        .24       .32
   Net realized and unrealized gain (loss) .............      .18      (.58)      (.02)      .48
                                                          -------   -------    -------   -------
     Total income from operations ......................      .29      (.29)       .22       .80
                                                          -------   -------    -------   -------
DISTRIBUTIONS
   From net investment income ..........................     (.12)     (.30)      (.28)     (.40)
   From net realized gain ..............................     (.05)     (.02)      (.20)     (.09)
                                                          -------   -------    -------   -------
     Total distributions ...............................     (.17)     (.32)      (.48)     (.49)
                                                          -------   -------    -------   -------
NET ASSET VALUE, END OF PERIOD .........................  $  9.71   $  9.59    $ 10.20   $ 10.46
                                                          =======   =======    =======   =======
TOTAL RETURN (%)(c) ....................................     3.00     (2.87)      2.20      8.03

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ............   27,611    20,859     10,392     4,139

   Ratios to average net assets (%):
     Operating expenses, net (d) .......................     1.00      1.00       1.00      1.00
     Operating expenses, gross (d) .....................     1.20      1.20       1.25      1.25
     Net investment income (c) .........................     1.13      2.95       2.30      3.35

   Portfolio turnover rate (%) .........................    10.58     42.49      39.55    120.04

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period February 11, 1999 (commencement of sale) to December 31,
    1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying companies in which the Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.

26 Moderate Strategy Fund

MODERATE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS D

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                    FISCAL YEARS ENDED     YEARS ENDED
                                                                       OCTOBER 31,         DECEMBER 31,
                                                                    ------------------  -----------------
                                                           2002*     2001      2000**    1999     1998***
                                                          -------   -------   -------   -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD ...................  $  9.64   $ 10.24   $ 10.49   $ 10.15   $ 10.18
                                                          -------   -------   -------   -------   -------
INCOME FROM OPERATIONS
   Net investment income (a)(b) ........................      .13       .33       .28        33       .26
   Net realized and unrealized gain (loss) .............      .17      (.56)     (.02)      .50       .09
                                                          -------   -------   -------   -------   -------
     Total income from operations ......................      .30      (.23)      .26       .83       .35
                                                          -------   -------   -------   -------   -------
DISTRIBUTIONS
   From net investment income ..........................     (.14)     (.35)     (.31)     (.40)     (.37)
   From net realized gain ..............................     (.05)     (.02)     (.20)     (.09)     (.01)
                                                          -------   -------   -------   -------   -------
     Total distributions ...............................     (.19)     (.37)     (.51)     (.49)     (.38)
                                                          -------   -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD .........................  $  9.75   $  9.64   $ 10.24   $ 10.49   $ 10.15
                                                          =======   =======   =======   =======   =======
TOTAL RETURN (%)(c) ....................................     3.16     (2.33)     2.65      8.40      3.57

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ............   17,695     5,545     3,157     1,367     1,780

   Ratios to average net assets (%):
     Operating expenses, net (d) .......................      .50       .50       .50       .50       .50
     Operating expenses, gross (d) .....................      .70       .70       .75       .75      1.01
     Net investment income (c) .........................     1.35      3.39      2.66      3.28      2.65

   Portfolio turnover rate (%) .........................    10.58     42.49     39.55    120.04    175.58

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period March 24, 1998 (commencement of sale) to December 31, 1998.
(a) Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying companies in which the Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.

                                                       Moderate Strategy Fund 27

MODERATE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                   FISCAL YEARS ENDED
                                                                       OCTOBER 31,        YEARS ENDED DECEMBER 31,
                                                                   ------------------   ---------------------------
                                                           2002*     2001     2000**      1999     1998     1997***
                                                          -------  --------   -------   -------   -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD ...................  $  9.59  $  10.20   $ 10.46   $ 10.15   $  9.61   $ 10.00
                                                          -------  --------   -------   -------   -------   -------
INCOME FROM OPERATIONS
   Net investment income (a)(b) ........................      .15       .36       .28       .40       .39       .07
   Net realized and unrealized gain (loss)(f) ..........      .17      (.58)       --       .46       .57      (.08)
                                                          -------  --------   -------   -------   -------   -------
     Total income from operations ......................      .32      (.22)      .28       .86       .96      (.01)
                                                          -------  --------   -------   -------   -------   -------
DISTRIBUTIONS
   From net investment income ..........................     (.15)     (.37)     (.34)     (.46)     (.41)     (.14)
   From net realized gain ..............................     (.05)     (.02)     (.20)     (.09)     (.01)     (.24)
                                                          -------  --------   -------   -------   -------   -------
     Total distributions ...............................     (.20)     (.39)     (.54)     (.55)     (.42)     (.38)
                                                          -------  --------   -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD .........................  $  9.71  $   9.59   $ 10.20   $ 10.46   $ 10.15   $  9.61
                                                          =======  ========   =======   =======   =======   =======
TOTAL RETURN (%)(c) ....................................     3.36     (2.19)     2.81      8.65     10.19      (.06)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ............   60,333    57,885    49,818    45,350    18,573       385

   Ratios to average net assets (%):
     Operating expenses, net (d) .......................      .25       .25       .25       .25       .25       .25
     Operating expenses, gross (d)(e) ..................      .45       .45       .50       .50       .94        --
     Net investment income (c) .........................     1.55      3.60      2.77      3.87      3.71      1.01

   Portfolio turnover rate (%) .........................    10.58     42.49     39.55    120.04    175.58      9.66

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period October 2, 1997 (commencement of operations) to December 31,
    1997.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying companies in which the Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.
(e) The ratio for the period ended December 31, 1997 is not meaningful due to the Class's short period of operation.
(f) Less than $.01 per share for the period ended October 31, 2000.

28 Moderate Strategy Fund

MODERATE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                    FISCAL YEARS ENDED
                                                                        OCTOBER 31,
                                                                    ------------------
                                                           2002*     2001      2000**
                                                          -------   -------   --------
NET ASSET VALUE, BEGINNING OF PERIOD ...................  $  9.61   $ 10.21   $  10.27
                                                          -------   -------   --------
INCOME FROM OPERATIONS
   Net investment income (a)(b) ........................      .15       .39        .29
   Net realized and unrealized gain (loss) .............      .18      (.58)       .19
                                                          -------   -------   --------
     Total income from operations ......................      .33      (.19)       .48
                                                          -------   -------   --------
DISTRIBUTIONS
   From net investment income ..........................     (.16)     (.39)      (.34)
   From net realized gain ..............................     (.05)     (.02)      (.20)
                                                          -------   -------   --------
     Total distributions ...............................     (.21)     (.41)      (.54)
                                                          -------   -------   --------
NET ASSET VALUE, END OF PERIOD .........................  $  9.73   $  9.61   $  10.21
                                                          =======   =======   ========
TOTAL RETURN (%)(c) ....................................     3.48     (1.87)      4.09

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ............   34,168    24,078      7,584

   Ratios to average net assets (%):
     Operating expenses, net (d) .......................     0.00      0.00       0.00
     Operating expenses, gross (d) .....................      .20       .20        .25
     Net investment income (c) .........................     1.57      3.97       3.12

   Portfolio turnover rate (%) .........................    10.58     42.49      39.55

*   For the six months ended April 30, 2002 (Unaudited).
**  For the period February 2, 2000 (commencement of sale) to October 31, 2000.
(a) Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying companies in which the Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.

                                                       Moderate Strategy Fund 29

CONSERVATIVE STRATEGY FUND

STATEMENT OF NET ASSETS
                                                      April 30, 2002 (Unaudited)

                                                                           MARKET
                                                           NUMBER          VALUE
                                                             OF            (000)
                                                           SHARES            $
                                                         ---------        -------
INVESTMENTS
Portfolios of the Frank Russell
  Investment Company Series
  Mutual Fund - Class S Shares

DOMESTIC EQUITIES - 16.0%
Diversified Equity Fund                                     88,692          3,350
Quantitative Equity Fund                                   121,824          4,018
Real Estate Securities Fund                                108,866          3,350
                                                                          -------
                                                                           10,718
                                                                          -------

INTERNATIONAL EQUITIES - 6.0%
Emerging Markets Fund                                       70,593            662
International Securities Fund                               67,486          3,315
                                                                          -------
                                                                            3,977
                                                                          -------

BONDS - 77.3%
Diversified Bond Fund                                      510,535         11,936
Short Term Bond Fund                                     2,121,115         39,771
                                                                          -------
                                                                           51,707
                                                                          -------

TOTAL INVESTMENTS - 99.3%
(identified cost $65,384)                                                  66,402
                                                                          -------

OTHER ASSETS AND LIABILITIES
Other assets                                                                1,255
Liabilities                                                                  (787)
                                                                          -------

TOTAL OTHER ASSETS AND LIABILITIES,
NET - 0.7%                                                                    468
                                                                          -------

NET ASSETS - 100.0%                                                        66,870
                                                                          =======

NET ASSETS CONSIST OF:
Accumulated distributions in excess of
  net investment income                                                       (33)
Accumulated net realized gain (loss)                                       (1,186)
Unrealized appreciation (depreciation)
  on investments                                                            1,018
Shares of beneficial interest                                                  66
Additional paid-in capital                                                 67,005
                                                                          -------

NET ASSETS                                                                 66,870
                                                                          =======

NET ASSET VALUE, offering and redemption price
  per share:
  Class C ($13,048,899 divided by 1,287,884
    shares of $.01 par value shares of
    beneficial interest outstanding)                                      $ 10.13
                                                                          =======
  Class D ($11,187,538 divided by 1,096,430
    shares of $.01 par value shares of
    beneficial interest outstanding)                                      $ 10.20
                                                                          =======
  Class E ($29,153,837 divided by 2,868,855
    shares of $.01 par value shares of
    beneficial interest outstanding)                                      $ 10.16
                                                                          =======
  Class S ($13,479,565 divided by 1,322,375
    shares of $.01 par value shares of
    beneficial interest outstanding)                                      $ 10.19
                                                                          =======

See accompanying notes which are an integral part of the financial statements.

30 Conservative Strategy Fund

CONSERVATIVE STRATEGY FUND

STATEMENT OF OPERATIONS

Amounts in thousands         For the Six Months Ended April 30, 2002 (Unaudited)

INVESTMENT INCOME
   Income distributions from Underlying Funds .......................................   $  1,144

EXPENSES
   Advisory fees .............................................................  $  55
   Distribution fees - Class C ...............................................     43
   Distribution fees - Class D ...............................................      7
   Shareholder servicing fees - Class C ......................................     14
   Shareholder servicing fees - Class D ......................................      7
   Shareholder servicing fees - Class E ......................................     33
                                                                                -----
   Expenses before reductions ................................................    159
   Expense reductions ........................................................    (55)
                                                                                -----

     Expenses, net ..................................................................        104
                                                                                        --------
Net investment income ...............................................................      1,040
                                                                                        --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments .............................................       (562)
Net change in unrealized appreciation) depreciation on investments ..................        785
                                                                                        --------
Net realized and unrealized gain (loss) .............................................        223
                                                                                        --------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ...............................   $  1,263
                                                                                        ========

  See accompanying notes which are an integral part of the financial statements.

                                                   Conservative Strategy Fund 31

CONSERVATIVE STRATEGY FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands


                                                                                        SIX MONTHS ENDED
                                                                                         APRIL 30, 2002       FISCAL YEAR ENDED
                                                                                          (UNAUDITED)          OCTOBER 31, 2001
                                                                                        ----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income .......................................................         $   1,040               $   1,543
   Net realized gain (loss) ....................................................              (562)                   (253)
   Net change in unrealized appreciation (depreciation) ........................               785                     (10)
                                                                                         ---------               ---------
     Net increase (decrease) in net assets from operations .....................             1,263                   1,280
                                                                                         ---------               ---------
DISTRIBUTIONS
   From net investment income
     Class C ...................................................................              (184)                   (246)
     Class D ...................................................................              (117)                    (85)
     Class E ...................................................................              (521)                   (880)
     Class S ...................................................................              (251)                   (349)
   From net realized gain
     Class C ...................................................................               (12)                     --
     Class D ...................................................................                (4)                     --
     Class E ...................................................................               (25)                     --
     Class S ...................................................................               (12)                     --
                                                                                         ---------               ---------
        Net decrease in net assets from distributions ..........................            (1,126)                 (1,560)
                                                                                         ---------               ---------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions ...............            18,318                  28,314
                                                                                         ---------               ---------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS ....................................            18,455                  28,034

NET ASSETS
   Beginning of period .........................................................            48,415                  20,381
                                                                                         ---------               ---------
   End of period (including accumulated distributions in excess net
    investment income of $33 at April 30, 2002) ................................         $  66,870               $  48,415
                                                                                         =========               =========

See accompanying notes which are an integral part of the financial statements.

32 Conservative Strategy Fund

CONSERVATIVE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                          FISCAL YEARS ENDED
                                                                             OCTOBER 31,
                                                                         --------------------
                                                                2002*      2001      2000**      1999***
                                                              ---------  --------  ----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD .......................  $   10.10  $  10.17  $    10.12  $     10.26
                                                              ---------  --------  ----------  -----------
INCOME FROM OPERATIONS
   Net investment income (a)(b) ............................        .15       .42         .31          .43
   Net realized and unrealized gain (loss) .................        .05      (.07)        .07          .04
                                                              ---------  --------  ----------  -----------
     Total income from operations ..........................        .20       .35         .38          .47
                                                              ---------  --------  ----------  -----------
DISTRIBUTIONS
   From net investment income ..............................       (.16)     (.42)       (.33)        (.56)
   From net realized gain ..................................       (.01)       --          --         (.05)
                                                              ---------  --------  ----------  -----------
     Total distributions ...................................       (.17)     (.42)       (.33)        (.61)
                                                              ---------  --------  ----------  -----------
NET ASSET VALUE, END OF PERIOD .............................  $   10.13  $  10.10  $    10.17  $     10.12
                                                              =========  ========  ==========  ===========
TOTAL RETURN (%)(c) ........................................       2.00      3.49        3.76         4.67

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ................     13,049     9,850       2,500        1,697

   Ratios to average net assets (%):
     Operating expenses, net (d) ...........................       1.00      1.00        1.00         1.00
     Operating expenses, gross (d) .........................       1.20      1.20        1.25         1.25
     Net investment income (c) .............................       1.53      4.20        3.04         4.77

   Portfolio turnover rate (%) .............................      17.57     54.86       53.89       125.01

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period February 11, 1999 (commencement of sale) to December 31,
    1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying companies in which the Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.

                                                   Conservative Strategy Fund 33

CONSERVATIVE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS D

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                      FISCAL YEARS ENDED        YEARS ENDED
                                                                          OCTOBER 31,           DECEMBER 31,
                                                                      ------------------   ----------------------
                                                             2002*      2001     2000**       1999       1998***
                                                           ---------  --------  --------   ---------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD ...................   $   10.17  $  10.21  $  10.16   $   10.25   $    10.20
                                                           ---------  --------  --------   ---------   ----------
INCOME FROM OPERATIONS
   Net investment income (a)(b) ........................         .19       .44       .33         .44          .32
   Net realized and unrealized gain (loss) .............         .04      (.03)      .09         .08          .06
                                                           ---------  --------  --------   ---------   ----------
     Total income from operations ......................         .23       .41       .42         .52          .38
                                                           ---------  --------  --------   ---------   ----------
DISTRIBUTIONS
   From net investment income ..........................        (.19)     (.45)     (.37)       (.56)        (.33)
   From net realized gain ..............................        (.01)       --        --        (.05)          --
                                                           ---------  --------  --------   ---------   ----------
     Total distributions ...............................        (.20)     (.45)     (.37)       (.61)        (.33)
                                                           ---------  --------  --------   ---------   ----------
NET ASSET VALUE, END OF PERIOD .........................   $   10.20  $  10.17  $  10.21   $   10.16   $    10.25
                                                           =========  ========  ========   =========   ==========
TOTAL RETURN (%)(c) ....................................        2.28      4.11      4.20        5.18         3.77

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ............      11,187     3,066     1,162       1,001          618

   Ratios to average net assets (%):
     Operating expenses, net (d) .......................         .50       .50       .50         .50          .50
     Operating expenses, gross (d) .....................         .70       .70       .75         .75         1.73
     Net investment income (c) .........................        1.99      4.06      3.27        4.24         3.09

   Portfolio turnover rate (%) .........................       17.57     54.86     53.89      125.01       169.79

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period March 24, 1998 (commencement of sale) to December 31, 1998.
(a) Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying companies in which the Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.

34 Conservative Strategy Fund

CONSERVATIVE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                 FISCAL YEARS ENDED
                                                                     OCTOBER 31,          YEARS ENDED DECEMBER 31,
                                                                --------------------  ------------------------------
                                                       2002*       2001     2000**       1999      1998     1997***
                                                     ---------  ---------  ---------  ---------  --------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD ..............  $   10.13  $   10.19  $   10.14  $   10.24  $   9.88  $   10.00
                                                     ---------  ---------  ---------  ---------  --------  ---------
INCOME FROM OPERATIONS
   Net investment income (a)(b) ...................        .19        .49        .34        .49       .46        .07
   Net realized and unrealized gain (loss) ........        .05       (.07)       .10        .06       .29        .07
                                                     ---------  ---------  ---------  ---------  --------  ---------
     Total income from operations .................        .24        .42        .44        .55       .75        .14
                                                     ---------  ---------  ---------  ---------  --------  ---------
DISTRIBUTIONS
   From net investment income .....................       (.20)      (.48)      (.39)      (.60)     (.39)      (.10)
   From net realized gain .........................       (.01)        --         --       (.05)       --       (.16)
                                                     ---------  ---------  ---------  ---------  --------  ---------
     Total distributions ..........................       (.21)      (.48)      (.39)      (.65)     (.39)      (.26)
                                                     ---------  ---------  ---------  ---------  --------  ---------
NET ASSET VALUE, END OF PERIOD ....................  $   10.16  $   10.13  $   10.19  $   10.14  $  10.24  $    9.88
                                                     =========  =========  =========  =========  ========  =========
TOTAL RETURN (%)(c) ...............................       2.35       4.21       4.44       5.54      7.70       1.36

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) .......     29,154     24,070     14,076     16,875     4,411        23

   Ratios to average net assets (%):
     Operating expenses, net (d) ..................        .25        .25        .25        .25       .25       .25
     Operating expenses, gross (d)(e) .............        .45        .45        .50        .50      2.50        --
     Net investment income (c) ....................       1.92       4.83       3.40       4.76      4.41       .67

   Portfolio turnover rate (%) ....................      17.57      54.86      53.89     125.01    169.79       .00

*   For the six months ended April 30, 2002 (Unaudited).
**  For the ten months ended October 31, 2000.
*** For the period November 7, 1997 (commencement of operations) to December 31,
    1997.
(a) For the periods subsequent to December 31, 1999, average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying companies in which the Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.
(e) The ratio for the period ended December 31, 1997 is not meaningful due to the Class's short period of operation.

                                                   Conservative Strategy Fund 35

CONSERVATIVE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                             FISCAL YEARS ENDED
                                                                                OCTOBER 31,
                                                                            --------------------
                                                                   2002*       2001      2000**
                                                                 ---------  ---------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD .........................   $   10.16  $   10.21  $   10.09
                                                                 ---------  ---------  ---------
INCOME FROM OPERATIONS
   Net investment income (a)(b) ..............................         .20        .55        .37
   Net realized and unrealized gain (loss) ...................         .05       (.10)       .14
                                                                 ---------  ---------  ---------
     Total income from operations ............................         .25        .45        .51
                                                                 ---------  ---------  ---------
DISTRIBUTIONS
   From net investment income ................................        (.21)      (.50)      (.39)
   From net realized gain ....................................        (.01)        --         --
                                                                 ---------  ---------  ---------
     Total distributions .....................................        (.22)      (.50)      (.39)
                                                                 ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD ...............................   $   10.19  $   10.16  $   10.21
                                                                 =========  =========  =========
TOTAL RETURN (%)(c) ..........................................        2.46       4.52       5.17

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ..................      13,480     11,429      2,643

   Ratios to average net assets (%):
     Operating expenses, net (d) .............................         .00        .00        .00
     Operating expenses, gross (d) ...........................         .20        .20        .25
     Net investment income (c) ...............................        2.05       5.49       3.71

   Portfolio turnover rate (%) ...............................       17.57      54.86      53.89

*   For the six months ended April 30, 2002 (Unaudited).
**  For the period February 14, 2000 (commencement of sale) to October 31, 2000.
(a) Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying companies in which the Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.

36 Conservative Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2002 (Unaudited)

1. ORGANIZATION
   Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 31 different investment portfolios, referred to as "Funds." These financial statements report on five LifePoints(R) Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

   Each of the LifePoints Funds allocates its assets by investing in a combination of Class S shares of the Investment Company's portfolios (the "Underlying Funds"). Each of the LifePoints Funds will adjust its investments within set limits based on Frank Russell Investment Management Company's ("FRIMCo" or "Advisor") outlook for the economy, financial markets and relative market valuation of the asset classes represented by each Underlying Fund. However, the LifePoints Funds may deviate from set limits when, in FRIMCo's opinion, it is necessary to do so to pursue a LifePoints Fund's investment objective. The amounts allocated to each Underlying Fund by each LifePoints Fund will generally vary within 10% of the percentages specified below:

                                                          ASSET ALLOCATION RANGES
                                     ------------------------------------------------------------
                                       EQUITY
                                     AGGRESSIVE   AGGRESSIVE   BALANCED   MODERATE   CONSERVATIVE
                                      STRATEGY     STRATEGY    STRATEGY   STRATEGY     STRATEGY
   ASSET CLASS/UNDERLYING FUNDS         FUND         FUND        FUND       FUND         FUND
   ------------------------------    ----------   ----------   --------   --------   ------------
   Equities
      US Equities
        Diversified Equity                  30%          21%        16%       11%              5%
        Special Growth                      10           11          5         2              --
        Quantitative Equity                 30           21         16        11               6
        Real Estate Securities               5            5          5         5               5
      International Equities
        International Securities            20           19         14         9               5
        Emerging Markets                     5            5          3         2               1
   Bonds
        Diversified Bond                    --           --         25        27              18
        Short-Term Bond                     --           --         --        33              60
        Multistrategy Bond                  --           18         16        --              --

   OBJECTIVES OF THE UNDERLYING FUNDS:
   DIVERSIFIED EQUITY FUND: To provide income and capital growth by investing principally in equity securities.

   SPECIAL GROWTH FUND: To maximize total return primarily through capital appreciation and assuming a higher level of volatility than the Diversified Equity Fund.

   QUANTITATIVE EQUITY FUND: To provide a total return greater than the total return of the US stock market (as measured by the Russell 1000(R) Index over a market cycle of four to six years), while maintaining volatility and diversification similar to the Index.

   REAL ESTATE SECURITIES FUND: To generate a high level of total return through above average current income while maintaining the potential for capital appreciation by investing primarily in the equity securities of companies in the real estate industry.

   INTERNATIONAL SECURITIES FUND: To provide favorable total return and additional diversification for US investors by investing primarily in equity securities of non-US companies.

   EMERGING MARKETS FUND: To provide maximum total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

                                                Notes to Financial Statements 37

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2002 (Unaudited)

   DIVERSIFIED BOND FUND: To provide effective diversification against equities and a stable level of cash flow by investing in fixed-income securities.

   SHORT TERM BOND FUND: The preservation of capital and the generation of current income consistent with preservation of capital by investing primarily in fixed-income securities with low-volatility characteristics.

   MULTISTRATEGY BOND FUND: To provide maximum total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios, by investing in fixed-income securities.

   Financial statements of the Underlying Funds can be obtained by calling the Office of Shareholder Inquiries at (800) RUSSEL4, (800) 787-7354.

2. SIGNIFICANT ACCOUNTING POLICIES
   The Funds' financial statements are prepared in accordance with generally accepted accounting principles ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

   SECURITY VALUATION: Investments in Underlying Funds and the Money Market Fund are valued at the net asset value per share of each Underlying Fund as of 4:00 p.m. or the close of regular trading on the New York Stock Exchange, if earlier.

   INVESTMENT TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost.

   INVESTMENT INCOME: Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

   FEDERAL INCOME TAXES: As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds.

   The aggregate cost of investments and the composition of gross unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2002 were as follows:

                                                                                                 NET
                                                           GROSS             GROSS           UNREALIZED
                                        FEDERAL TAX      UNREALIZED       UNREALIZED        APPRECIATION
                                           COST         APPRECIATION    (DEPRECIATION)     (DEPRECIATION)
                                       -------------    ------------    --------------     --------------
   Equity Aggressive Strategy          $ 322,484,111     $ 4,527,456    $ (40,747,264)     $ (36,219,808)
   Aggressive Strategy                   487,552,797       7,587,738      (51,343,699)       (43,755,961)
   Balanced Strategy                     723,178,279      11,989,563      (46,179,492)       (34,189,929)
   Moderate Strategy                     141,681,450       2,101,541       (4,304,671)        (2,203,130)
   Conservative Strategy                  66,007,036       1,398,758       (1,004,037)           394,721

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in the Underlying Funds sold at a loss. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset value.

38 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2002 (Unaudited)

   EXPENSES: Expenses, other than Class specific expenses, are allocated to each Class of shares based principally upon their relative net assets. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds.

3. INVESTMENT TRANSACTIONS
   SECURITIES: During the period ended April 30, 2002, purchases and sales of the Underlying Funds were as follows:


                                                 PURCHASES            SALES
                                               ------------       ------------
   Equity Aggressive Strategy                  $ 70,655,024       $ 57,345,053
   Aggressive Strategy                           92,232,516         29,286,615
   Balanced Strategy                            159,484,105         49,777,934
   Moderate Strategy                             41,945,829         13,050,825
   Conservative Strategy                         26,755,826          9,877,655

4. RELATED PARTIES
   ADVISOR AND ADMINISTRATOR: FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company, a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company.

   The Funds are charged an advisory fee equal to 0.20% and an administrative fee equal to 0.05% of average daily net assets. For the period ended April 30, 2002, the Advisor contractually agreed to waive the advisory fee. The administrative fees were charged to the Underlying Funds in accordance with the Special Servicing Agreements discussed below.

   No LifePoints Fund will bear any operating expenses. Operating expenses include those expenses arising from accounting, administrative, custody, auditing, legal and transfer agent services. They do not include expenses attributable to advisor (which are currently waived by FRIMCo), any Rule 12b-1 distribution fee, any shareholder service fees, or any nonrecurring extraordinary expenses. A LifePoints Fund's operating expenses are borne either by the Underlying Funds in which the LifePoints Fund invests or by FRIMCo. This arrangement is governed by Special Servicing Agreements among each of the affected Funds and FRIMCo. Those agreements are entered into on a yearly basis and must be re-approved annually by the Investment Company's Board of Trustees.

   TRANSFER AGENT: The Funds have a contract with FRIMCo to provide transfer agent services to the Investment Company. The Underlying Funds have borne this expense.

   DISTRIBUTOR AND SHAREHOLDER SERVICING: Pursuant to the Distribution Agreement with the Investment Company, Russell Fund Distributors, Inc. ("Distributor"), a wholly-owned subsidiary of FRIMCo, serves as distributor for all Investment Company portfolio shares, including Class E, Class D, and Class C shares of the Funds.

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor or any Selling Agents, as defined in the Plan for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the Class D and Class C shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.25% of the average daily net assets of a Fund's Class D shares or 0.75% of the average daily net assets of a Fund's Class C shares on an annual basis.

   In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Funds may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class E, Class D, and Class C shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class E, Class D, and Class C shares on an annual basis.

                                                Notes to Financial Statements 39

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2002 (Unaudited)

   ACCRUED SHAREHOLDER SERVICING AND DISTRIBUTION FEES PAYABLE TO AFFILIATES AS OF APRIL 30, 2002 WERE AS FOLLOWS:

   Equity Aggressive Strategy        $  46,834
   Aggressive Strategy                  65,678
   Balanced Strategy                   107,488
   Moderate Strategy                    20,878
   Conservative Strategy                10,435
                                     ---------
                                     $ 251,313
                                     =========

   BOARD OF TRUSTEES: The Investment Company pays each of its Trustees not affiliated with FRIMCo a retainer of $52,000 per year. Additionally there is a retainer of $10,000 paid to the committee lead; a $6,000 retainer to each committee chair; a $5,000 retainer for each member attending a committee meeting in person and $2,000 for any special or additional meeting attended in person. The Trustee will receive a $500 retainer for attending the meeting by phone instead of receiving the full retainer had the member attended in person. Out of pocket expenses are also paid by the Investment Company.

5. FUND SHARE TRANSACTIONS
   Share transactions for the period ended April 30, 2002 and the fiscal year ended October 31, 2001, respectively, were as follows:

                                                     SHARES                         DOLLARS (000)
                                         -------------------------------   -------------------------------
                                              2002              2001            2002             2001
                                         --------------   --------------   --------------   --------------
   EQUITY AGGRESSIVE STRATEGY
     CLASS C
     Proceeds from shares sold                1,512,676        1,920,429   $       12,417   $       17,080
     Proceeds from reinvestment
       of distributions                          97,374           89,859              794              862
     Payments for shares redeemed              (546,709)        (886,546)          (4,456)          (7,730)
                                         --------------   --------------   --------------   --------------
     Net increase (decrease)                  1,063,341        1,123,742            8,755           10,212
                                         --------------   --------------   --------------   --------------
     CLASS D
     Proceeds from shares sold                2,866,100        1,198,196           23,602           10,637
     Proceeds from reinvestment
       of distributions                          34,497           26,912              284              259
     Payments for shares redeemed              (886,233)        (877,174)          (7,400)          (7,622)
                                         --------------   --------------   --------------   --------------
     Net increase (decrease)                  2,014,364          347,934           16,486            3,274
                                         --------------   --------------   --------------   --------------
     CLASS E
     Proceeds from shares sold                2,803,516        7,678,134           23,178           70,624
     Proceeds from reinvestment
       of distributions                         392,570          461,720            3,223            4,400
     Payments for shares redeemed            (5,714,816)      (6,465,324)         (47,187)         (58,530)
                                         --------------   --------------   --------------   --------------
     Net increase (decrease)                 (2,518,730)       1,674,530          (20,786)          16,494
                                         --------------   --------------   --------------   --------------
     CLASS S
     Proceeds from shares sold                5,142,874        4,825,310           42,925           43,591
     Proceeds from reinvestment
       of distributions                         164,368           73,213            1,361              688
     Payments for shares redeemed            (3,471,232)      (1,485,912)         (29,080)         (12,868)
                                         --------------   --------------   --------------   --------------
     Net increase (decrease)                  1,836,010        3,412,611           15,206           31,411
                                         --------------   --------------   --------------   --------------
     Total increase (decrease)                2,394,985        6,558,817   $       19,661   $       61,391
                                         ==============   ==============   ==============   ==============

40 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2002 (Unaudited)

5. FUND SHARE TRANSACTIONS (CONTINUED)


                                                     SHARES                         DOLLARS (000)
                                         -------------------------------   -------------------------------
                                              2002             2001             2002             2001
                                         --------------   --------------   --------------   --------------
   AGGRESSIVE STRATEGY
     CLASS C
     Proceeds from shares sold                3,130,600        4,131,306   $       27,739   $       38,621
     Proceeds from reinvestment
       of distributions                         236,772          105,897            2,074            1,018
     Payments for shares redeemed            (1,147,556)      (1,228,359)         (10,140)         (11,360)
                                         --------------   --------------   --------------   --------------
     Net increase (decrease)                  2,219,816        3,008,844           19,673           28,279
                                         --------------   --------------   --------------   --------------
     CLASS D
     Proceeds from shares sold                3,310,136        1,319,267           29,430           11,795
     Proceeds from reinvestment
       of distributions                          53,774           23,773              474              228
     Payments for shares redeemed              (820,221)        (758,973)          (7,343)          (7,122)
                                         --------------   --------------   --------------   --------------
     Net increase (decrease)                  2,543,689          584,067           22,561            4,901
                                         --------------   --------------   --------------   --------------
     CLASS E
     Proceeds from shares sold                3,679,983        8,123,013           32,724           77,272
     Proceeds from reinvestment
       of distributions                         555,664          423,458            4,878            4,013
     Payments for shares redeemed            (4,810,833)      (6,208,804)         (42,498)         (58,698)
                                         --------------   --------------   --------------   --------------
     Net increase (decrease)                   (575,186)       2,337,667           (4,896)          22,587
                                         --------------   --------------   --------------   --------------
     CLASS S
     Proceeds from shares sold                5,919,590        8,392,238           52,859           78,777
     Proceeds from reinvestment
       of distributions                         293,458          137,988            2,590            1,277
     Payments for shares redeemed            (2,677,842)      (1,797,932)         (23,886)         (16,023)
                                         --------------   --------------   --------------   --------------
     Net increase (decrease)                  3,535,206        6,732,294           31,563           64,031
                                         --------------   --------------   --------------   --------------
     Total increase (decrease)                7,723,525       12,662,872   $       68,901   $      119,798
                                         ==============   ==============   ==============   ==============


                                                Notes to Financial Statements 41

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2002 (Unaudited)

5. FUND SHARE TRANSACTIONS (CONTINUED)

                                                     SHARES                         DOLLARS (000)
                                          -------------------------------   -------------------------------
                                               2002             2001             2002             2001
                                          --------------   --------------   --------------   --------------
   BALANCED STRATEGY
     CLASS C
     Proceeds from shares sold                 4,735,707        8,911,382   $       43,877   $       85,085
     Proceeds from reinvestment
       of distributions                          320,603          242,492            2,941            2,306
     Payments for shares redeemed             (1,759,797)      (1,983,224)         (16,263)         (18,761)
                                          --------------   --------------   --------------   --------------
     Net increase (decrease)                   3,296,513        7,170,650           30,555           68,630
                                          --------------   --------------   --------------   --------------
     CLASS D
     Proceeds from shares sold                 5,072,082        3,042,017           47,045           28,163
     Proceeds from reinvestment
       of distributions                          116,260           65,633            1,071              621
     Payments for shares redeemed             (1,796,152)        (567,232)         (16,707)          (5,500)
                                          --------------   --------------   --------------   --------------
     Net increase (decrease)                   3,392,190        2,540,418           31,409           23,284
                                          --------------   --------------   --------------   --------------
     CLASS E
     Proceeds from shares sold                 6,296,213       11,085,778           58,594          108,327
     Proceeds from reinvestment
       of distributions                          738,746          932,857            6,794            8,917
     Payments for shares redeemed             (6,270,663)      (9,216,662)         (58,064)         (89,523)
                                          --------------   --------------   --------------   --------------
     Net increase (decrease)                     764,296        2,801,973            7,324           27,721
                                          --------------   --------------   --------------   --------------
     CLASS S
     Proceeds from shares sold                 8,482,460        8,239,300           79,142           79,812
     Proceeds from reinvestment
       of distributions                          343,097          222,637            3,164            2,109
     Payments for shares redeemed             (3,456,588)      (1,411,795)         (32,130)         (13,310)
                                          --------------   --------------   --------------   --------------
     Net increase (decrease)                   5,368,969        7,050,142           50,176           68,611
                                          --------------   --------------   --------------   --------------
     Total increase (decrease)                12,821,968       19,563,183   $      119,464   $      188,246
                                          ==============   ==============   ==============   ==============

42 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2002 (Unaudited)

5. FUND SHARE TRANSACTIONS (CONTINUED)

                                                     SHARES                         DOLLARS (000)
                                         -------------------------------   -------------------------------
                                              2002             2001             2002             2001
                                         --------------   --------------   --------------   --------------
   MODERATE STRATEGY
     CLASS C
     Proceeds from shares sold                  988,137        1,431,084   $        9,612   $       14,129
     Proceeds from reinvestment
       of distributions                          40,563           46,670              392              456
     Payments for shares redeemed              (359,545)        (321,738)          (3,501)          (3,160)
                                         --------------   --------------   --------------   --------------
     Net increase (decrease)                    669,155        1,156,016            6,503           11,425
                                         --------------   --------------   --------------   --------------
     CLASS D
     Proceeds from shares sold                1,369,624          365,964           13,375            3,574
     Proceeds from reinvestment
       of distributions                          19,206           12,403              187              122
     Payments for shares redeemed              (149,647)        (111,309)          (1,460)          (1,115)
                                         --------------   --------------   --------------   --------------
     Net increase (decrease)                  1,239,183          267,058           12,102            2,581
                                         --------------   --------------   --------------   --------------
     CLASS E
     Proceeds from shares sold                1,793,147        2,956,253           17,450           29,341
     Proceeds from reinvestment
       of distributions                         122,350          219,958            1,181            2,153
     Payments for shares redeemed            (1,738,109)      (2,028,033)         (16,887)         (20,159)
                                         --------------   --------------   --------------   --------------
     Net increase (decrease)                    177,388        1,148,178            1,744           11,335
                                         --------------   --------------   --------------   --------------
     CLASS S
     Proceeds from shares sold                1,555,639        2,270,262           15,169           22,667
     Proceeds from reinvestment
       of distributions                          63,601           70,447              615              686
     Payments for shares redeemed              (613,135)        (578,023)          (5,994)          (5,682)
                                         --------------   --------------   --------------   --------------
     Net increase (decrease)                  1,006,105        1,762,686            9,790           17,671
                                         --------------   --------------   --------------   --------------
     Total increase (decrease)                3,091,831        4,333,938   $       30,139   $       43,012
                                         ==============   ==============   ==============   ==============

                                                Notes to Financial Statements 43

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2002 (Unaudited)

5. FUND SHARE TRANSACTIONS (CONTINUED)

                                                     SHARES                         DOLLARS (000)
                                         -------------------------------   -------------------------------
                                              2002              2001            2002             2001
                                         --------------   --------------   --------------   --------------
   CONSERVATIVE STRATEGY
     CLASS C
     Proceeds from shares sold                  511,436          960,984   $        5,186   $        9,760
     Proceeds from reinvestment
       of distributions                          18,789           23,263              189              233
     Payments for shares redeemed              (217,743)        (254,544)          (2,207)          (2,575)
                                         --------------   --------------   --------------   --------------
     Net increase (decrease)                    312,482          729,703            3,168            7,418
                                         --------------   --------------   --------------   --------------
     CLASS D
     Proceeds from shares sold                  956,977          544,598            9,769            5,557
     Proceeds from reinvestment
       of distributions                          11,957            8,393              121               85
     Payments for shares redeemed              (173,955)        (365,272)          (1,772)          (3,748)
                                         --------------   --------------   --------------   --------------
     Net increase (decrease)                    794,979          187,719            8,118            1,894
                                         --------------   --------------   --------------   --------------
     CLASS E
     Proceeds from shares sold                1,304,163        1,879,750           13,260           19,161
     Proceeds from reinvestment
       of distributions                          54,080           87,228              546              878
     Payments for shares redeemed              (866,160)        (971,725)          (8,783)          (9,931)
                                         --------------   --------------   --------------   --------------
     Net increase (decrease)                    492,083          995,253            5,023           10,108
                                         --------------   --------------   --------------   --------------
     CLASS S
     Proceeds from shares sold                  577,895        1,076,370            5,894           11,033
     Proceeds from reinvestment
       of distributions                          25,672           34,564              260              348
     Payments for shares redeemed              (406,467)        (244,475)          (4,145)          (2,487)
                                         --------------   --------------   --------------   --------------
     Net increase (decrease)                    197,100          866,459            2,009            8,894
                                         --------------   --------------   --------------   --------------
     Total increase (decrease)                1,796,644        2,779,134   $       18,318   $       28,314
                                         ==============   ==============   ==============   ==============

6. LINE OF CREDIT
   The Investment Company (the "Participants") share in a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .125% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus .50% annually, is calculated based on the market rates at the time of the borrowing. The Funds may borrow up to a maximum of 33.33% of the value of their net assets under the agreement. The agreement will expire December 26, 2002. The Investment Company did not have any drawdowns during the period ended April 30, 2002.

7. BENEFICIAL INTEREST
   As of April 30, 2002, the following Funds have one or more shareholders with shares of beneficial interest of greater than 10% of the total outstanding shares of each respective Fund:

                                            %               %
                                        ---------       ---------
   Equity Aggressive Strategy             36.7             --
   Aggressive Strategy                    27.5             --
   Balanced Strategy                      22.3             --
   Moderate Strategy                      25.8             --
   Conservative Strategy                  30.8            10.0

44 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

MATTER SUBMITTED TO A VOTE OF SHAREHOLDERS

April 30, 2002

There was a Special Meeting in Lieu of Annual Meeting of Shareholders of the Frank Russell Investment Company ("the Investment Company") held at 909 A Street, Tacoma, Washington held on December 13, 2001.

THE FOLLOWING MATTERS WERE VOTED UPON AT THE MEETING

THE RESULT OF EACH VOTE ACCOMPANY THE DESCRIPTION OF EACH MATTER

   1. Election of Trustees.
   VOTE:

                                                                FOR                               WITHHELD
                                                          -----------------                    -------------
   Kristianne Blake                                       2,411,474,404.404                    8,451,167.148
   Raymond P. Tennison, Jr.                               2,411,476,320.327                    8,449,251.225

   4.a To amend the fundamental investment restriction regarding borrowing.
   VOTE:

                                                                FOR               AGAINST         ABSTAIN
                                                          -----------------    -------------   -------------
   Aggressive Strategy                                       10,814,636.280      630,193.142     172,426.000
   Balanced Strategy                                         22,526,902.937    1,109,581.796     306,290.413
   Conservative Strategy                                      1,027,940.196       21,018.000       8,074.000
   Equity Aggressive Strategy                                11,142,494.465      498,567.783      95,957.979
   Moderate Strategy                                          2,927,699.515      104,387.000      71,744.000

   4.b To amend the fundamental investment restriction regarding underwriting.
   VOTE:

                                                                FOR               AGAINST         ABSTAIN
                                                          -----------------    -------------   -------------
   Aggressive Strategy                                       10,779,175.190      670,335.232     167,745.000
   Balanced Strategy                                         22,522,494.737    1,110,152.996     310,127.413
   Conservative Strategy                                      1,030,995.196       19,073.000       6,964.000
   Equity Aggressive Strategy                                11,059,496.167      581,566.081      95,957.979
   Moderate Strategy                                          2,892,265.445      139,821.070      71,744.000

   4.c To amend the fundamental investment restriction regarding lending.
   VOTE:

                                                                FOR               AGAINST         ABSTAIN
                                                          -----------------    -------------   -------------
   Aggressive Strategy                                       10,753,594.110      696,044.312     167,617.000
   Balanced Strategy                                         22,016,442.137    1,608,438.596     317,894.413
   Conservative Strategy                                        986,053.196       64,015.000       6,964.000
   Equity Aggressive Strategy                                11,115,949.237      525,113.011      95,957.979
   Moderate Strategy                                          2,752,369.485      279,717.030      71,744.000

                                   Matter Submitted to a Vote of Shareholders 45

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

MATTER SUBMITTED TO A VOTE OF SHAREHOLDERS - CONTINUED

April 30, 2002

   4.d To amend the fundamental investment restriction regarding investing in commodities.
   VOTE:

                                                               FOR            AGAINST       ABSTAIN
                                                         --------------   -------------   -----------
   Aggressive Strategy                                   10,666,813.142     779,418.280   171,024.000
   Balanced Strategy                                     21,943,153.733   1,711,998.000   287,623.413
   Conservative Strategy                                    965,026.386      85,041.810     6,964.000
   Equity Aggressive Strategy                            11,093,480.248     536,584.000   106,955.979
   Moderate Strategy                                      2,729,031.515     297,153.000    77,646.000

   4.e To amend the fundamental investment restriction regarding issuing senior securities.
   VOTE:

                                                               FOR            AGAINST       ABSTAIN
                                                         --------------   -------------   -----------
   Aggressive Strategy                                   10,903,728.422     437,955.000   275,572.000
   Balanced Strategy                                     22,529,319.933   1,021,914.800   391,540.413
   Conservative Strategy                                  1,030,607.386      19,460.810     6,964.000
   Equity Aggressive Strategy                            11,125,574.248     508,815.000   102,630.979
   Moderate Strategy                                      2,885,992.485     140,192.030    77,646.000

   4.f To amend the fundamental investment restriction regarding industry concentration.
   VOTE:

                                                               FOR            AGAINST       ABSTAIN
                                                         --------------   -------------   -----------
   Aggressive Strategy                                   10,932,239.622     508,141.800   176,874.000
   Balanced Strategy                                     22,605,099.933   1,044,774.800   292,900.413
   Conservative Strategy                                  1,028,663.386      21,404.810     6,964.000
   Equity Aggressive Strategy                            11,212,226.418     422,162.830   102,630.979
   Moderate Strategy                                      2,905,575.485     125,522.030    72,733.000

   5.a To eliminate the fundamental investment restriction regarding making investments in companies for the purpose of exercising control or management.
   VOTE:

                                                               FOR            AGAINST       ABSTAIN
                                                         --------------   -------------   -----------
   Aggressive Strategy                                   10,800,478.410     650,236.012   166,541.000
   Balanced Strategy                                     22,424,771.737   1,224,514.996   293,488.413
   Conservative Strategy                                  1,021,077.016      28,991.180     6,964.000
   Equity Aggressive Strategy                            11,100,552.367     540,509.881    95,957.979
   Moderate Strategy                                      2,848,377.915     178,795.600    76,657.000

   5.b To eliminate the fundamental investment restriction regarding purchasing securities on margin and making short sales.
   VOTE:

                                                               FOR            AGAINST       ABSTAIN
                                                         --------------   -------------   -----------
   Aggressive Strategy                                   10,585,832.580     868,324.841   163,098.000
   Balanced Strategy                                     21,812,211.737   1,838,685.996   291,877.413
   Conservative Strategy                                    960,145.206      89,922.990     6,964.000
   Equity Aggressive Strategy                            11,069,709.367     571,513.881    95,796.979
   Moderate Strategy                                      2,673,379.885     357,681.630    72,769.000

46 Matter Submitted to a Vote of Shareholders

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

MATTER SUBMITTED TO A VOTE OF SHAREHOLDERS - CONTINUED

April 30, 2002

   5.c To eliminate the fundamental investment restriction regarding purchasing securities of other investment companies.
   VOTE:

                                                                  FOR           AGAINST        ABSTAIN
                                                            --------------   -------------   -----------
   Aggressive Strategy                                      10,903,729.592     538,990.830   174,535.000
   Balanced Strategy                                        22,593,962.733   1,048,538.000   300,274.413
   Conservative Strategy                                     1,030,206.196      17,331.000     9,495.000
   Equity Aggressive Strategy                               11,137,586.248     503,476.000    95,957.979
   Moderate Strategy                                         2,895,005.515     135,067.000    73,758.000

   5.d To eliminate the fundamental investment restriction regarding investments in options.
   VOTE:

                                                                  FOR           AGAINST        ABSTAIN
                                                            --------------   -------------   -----------
   Aggressive Strategy                                      10,583,342.410     864,777.012   169,136.000
   Balanced Strategy                                        21,783,938.737   1,814,688.996   344,147.413
   Conservative Strategy                                       957,977.206      89,559.990     9,495.000
   Equity Aggressive Strategy                               11,059,721.367     567,742.881   109,555.979
   Moderate Strategy                                         2,721,628.915     309,432.600    72,769.000

   5.e To eliminate the fundamental investment restriction regarding participating in joint trading accounts.
   VOTE:

                                                                  FOR           AGAINST        ABSTAIN
                                                            --------------   -------------   -----------
   Aggressive Strategy                                      10,887,778.142     458,264.280   271,213.000
   Balanced Strategy                                        22,525,012.733     993,220.000   424,542.413
   Conservative Strategy                                     1,018,117.386      29,419.810     9,495.000
   Equity Aggressive Strategy                               11,124,348.248     503,116.000   109,555.979
   Moderate Strategy                                         2,890,091.515     136,057.000    77,682.000

   5.f To eliminate the fundamental investment restriction regarding purchases or sales of portfolio securities involving affiliates.
   VOTE:

                                                                  FOR           AGAINST        ABSTAIN
                                                            --------------   -------------   -----------
   Aggressive Strategy                                      11,012,803.142     436,238.280   168,214.000
   Balanced Strategy                                        22,628,790.733     985,014.000   328,970.413
   Conservative Strategy                                     1,023,535.196      24,002.000     9,495.000
   Equity Aggressive Strategy                               11,131,415.248     511,140.000    94,464.979
   Moderate Strategy                                         2,866,987.515     133,328.000   103,515.000

   5.g To eliminate the fundamental investment restrictions regarding diversification of investments and regarding acquiring more than certain percentages of the securities of any one issuer.
   VOTE:

                                                                  FOR           AGAINST        ABSTAIN
                                                            --------------   -------------   -----------
   Aggressive Strategy                                      10,916,880.390     527,140.032   173,235.000
   Balanced Strategy                                        22,556,551.137   1,042,566.596   343,657.413
   Conservative Strategy                                     1,019,315.386      30,752.810     6,964.000
   Equity Aggressive Strategy                               11,133,685.237     507,377.011    95,957.979
   Moderate Strategy                                         2,857,676.485     172,396.030    73,758.000

                                   Matter Submitted to a Vote of Shareholders 47

LIFEPOINTS(R) FUNDS

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

TRUSTEES
 Lynn L. Anderson, Chairman
 Paul E. Anderson
 Paul Anton, PhD
 William E. Baxter
 Kristianne Blake
 Lee C. Gingrich
 Eleanor W. Palmer
 Raymond P. Tennison, Jr.

TRUSTEES EMERITUS
 George F. Russell, Jr.

OFFICERS
 Lynn L. Anderson, Chairman of the Board and President
 Mark Amberson, Director of Short Term Investment Funds
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Randall P. Lert, Director of Investments
 Karl Ege, Secretary and General Counsel

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CONSULTANT
 Frank Russell Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Allan Forbes Building
 150 Newport Avenue AFB35
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) RUSSEL4
 (800) 787-7354

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

MONEY MANAGERS OF UNDERLYING FUNDS DIVERSIFIED EQUITY FUND
 Alliance Capital Management L.P., Minneapolis, MN
 Barclays Global Investors, San Francisco, CA
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 Marsico Capital Management Company, LLC, Denver, CO
 MFS Institutional Advisors, Inc., Boston, MA
 Peachtree Asset Management, Atlanta, GA
 Strong Capital Management, Inc., Menomonee Falls, WI
 Suffolk Capital Management, LLC, New York,
 Turner Investment Partners, Inc., Berwyn, PA
 Westpeak Global Advisors, L.P., Boulder, CO

SPECIAL GROWTH FUND
 CapitalWorks Investment Partners, LLC, San Diego, CA
 David J. Greene and Company, LLC, New York, NY
 Delphi Management, Inc., Boston, MA
 GlobeFlex Capital, L.P., San Diego, CA
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 Sirach Capital Management, Inc., Seattle, WA
 Suffolk Capital Management, LLC, New York, NY
 TimesSquare Capital Management, Inc., New York, NY
 Westpeak Global Advisors, L.P., Boulder, CO

QUANTITATIVE EQUITY FUND
 Barclays Global Investors, San Francisco, CA
 Franklin Portfolio Associates LLC, Boston, MA
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 J.P. Morgan Investment Management Inc., New York, NY

INTERNATIONAL SECURITIES FUND
 Alliance Capital Management L.P., Minneapolis, MN
 Capital International, Inc., Los Angeles, CA
 Delaware International Advisers Ltd., London, England
 Driehaus Capital Management, Inc., Chicago, IL
 Fidelity Management & Research Company, Boston, MA
 J.P. Morgan Investment Management Inc., New York, NY
 Marvin & Palmer Associates, Inc., Wilmington, DE
 Mastholm Asset Management, LLC, Bellevue, WA
 Oechsle International Advisors, LLC, Boston, MA
 The Boston Company Asset Management, LLC, Boston, MA

EMERGING MARKETS FUND
 Alliance Capital Management L.P., Minneapolis, MN
 Foreign & Colonial Emerging Markets Limited, London, England
 Genesis Asset Managers Limited, London, England
 Nicholas Applegate Capital Management, San Diego, CA
 Schroder Investment Management North America Ltd., New York, NY

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

48 Manager, Money Managers and Service Providers

LIFEPOINTS(R) FUNDS

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

REAL ESTATE SECURITIES FUND
 AEW Management and Advisors, L.P., Boston, MA
 RREEF America L.L.C., Chicago, IL
 Security Capital Research & Management Incorporated, Chicago, IL

SHORT TERM BOND FUND
 BlackRock Financial Management, Inc., New York, NY
 Merganser Capital Management LP, Cambridge, MA
 Pacific Investment Management Company LLC, Newport Beach, CA
 STW Fixed Income Management, Santa Barbara, CA

DIVERSIFIED BOND FUND
 Lincoln Capital Management Company, Chicago, IL
 Pacific Investment Management Company LLC, Newport Beach, CA
 TimesSquare Capital Management, Inc., New York, NY

MULTISTRATEGY BOND FUND
 Delaware Management Company, a series of Delaware Management Business Trust,
  Philadelphia, PA
 Morgan Stanley Investments, LP, West Conshohocken, PA
 Pacific Investment Management Company LLC, Newport Beach, CA
 TimesSquare Capital Management, Inc., New York, NY

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

                                Manager, Money Managers and Service Providers 49

[LOGO] RUSSELL
Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402
253-627-7001
800-787-7354
Fax: 253-591-3495
www.russell.com
                                                               36-08-071 (0402)

                                    [GRAPHIC]

                              Frank Russell Cover

                        TAX-MANAGED GLOBAL EQUITY FUND
FRANK RUSSELL INVESTMENT COMPANY





[LOGO] RUSSELL
2002 Semiannual Report
CLASS C, E, AND S SHARES
TAX-MANAGED GLOBAL EQUITY FUND
APRIL 30, 2002

                    FRANK RUSSELL INVESTMENT
                    COMPANY

                    Frank Russell Investment Company
                    is a "series mutual fund" with 31
                    different investment portfolios.
                    These financial statements report
                    on one Fund, which has distinct
                    investment objectives and
                    strategies.

                    FRANK RUSSELL INVESTMENT
                    MANAGEMENT COMPANY

                    Responsible for overall management
                    and administration of the Funds.

                    FRANK RUSSELL COMPANY

                    Consultant to Frank Russell
                    Investment Management Company.

                        FRANK RUSSELL INVESTMENT COMPANY

                         TAX-MANAGED GLOBAL EQUITY FUND

                                SEMIANNUAL REPORT

                           APRIL 30, 2002 (UNAUDITED)



                                TABLE OF CONTENTS

                                                                    Page
Statement of Net Assets ..........................................     2

Statement of Operations ..........................................     3

Statement of Changes in Net Assets ...............................     4

Financial Highlights - Class C ...................................     5

Financial Highlights - Class S ...................................     6

Notes to Financial Statements ....................................     7

Matter Submitted to a Vote of Shareholders .......................    11

Manager, Money Managers and Service Providers ....................    13

FRANK RUSSELL INVESTMENT COMPANY - TAX-MANAGED GLOBAL EQUITY FUND
Copyright (c) Frank Russell Company 2002. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

TAX-MANAGED GLOBAL EQUITY FUND

STATEMENT OF NET ASSETS

                                                      April 30, 2002 (Unaudited)

                                                          MARKET
                                            NUMBER        VALUE
                                              OF          (000)
                                            SHARES          $
                                          ---------       ------
INVESTMENTS
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares

DOMESTIC EQUITIES - 74.0%
Quantitative Equity Fund                    153,370        5,058
Tax-Managed Large Cap Fund                1,610,501       25,623
Tax-Managed Mid & Small Cap Fund            877,948        8,033
                                                       ---------
                                                          38,714
                                                       ---------
INTERNATIONAL EQUITIES - 25.8%
Emerging Markets Fund                       288,303        2,704
International Securities Fund               218,966       10,756
                                                       ---------
                                                          13,460
                                                       ---------
TOTAL INVESTMENTS - 99.8%
(identified cost $55,782)                                 52,174
                                                       ---------
OTHER ASSETS AND LIABILITIES
Other assets                                                 336
Liabilities                                                 (222)
                                                       ---------
TOTAL OTHER ASSETS AND LIABILITIES,
NET - 0.2%                                                   114
                                                       ---------
NET ASSETS - 100.0%                                       52,288
                                                       =========

                                                          MARKET
                                                          VALUE
                                                          (000)
                                                            $
                                                          ------
NET ASSETS CONSIST OF:
Accumulated distributions in excess of
   net investment income                                     (16)
Accumulated net realized gain (loss)                      (7,408)
Unrealized appreciation (depreciation)
   on investments                                         (3,608)
Shares of beneficial interest                                 68
Additional paid-in capital                                63,252
                                                       ---------
NET ASSETS                                                52,288
                                                       =========
NET ASSET VALUE, offering and redemption price
   per share:
   Class C ($9,695,576 divided by 1,273,773
     shares of $.01 par value shares of
     beneficial interest outstanding)                  $    7.61
                                                       =========
   Class S ($42,592,488 divided by 5,517,961
     shares of $.01 par value shares of
     beneficial interest outstanding)                  $    7.72
                                                       =========

See accompanying notes which are an integral part of the financial statements.

2 Tax-Managed Global Equity Fund

TAX-MANAGED GLOBAL EQUITY FUND

STATEMENT OF OPERATIONS

Amounts in thousands         For the Six Months Ended April 30, 2002 (Unaudited)

INVESTMENT INCOME
   Income distributions from Underlying Funds ...................................................      $     177

EXPENSES
   Advisory fees .......................................................................  $      55
   Distribution fees - Class C .........................................................         34
   Shareholder servicing fees - Class C ................................................         11
                                                                                          ---------
   Expenses before reductions ..........................................................        100
   Expense reductions ..................................................................        (55)
                                                                                          ---------
     Expenses, net ...............................................................................            45
                                                                                                       ---------
Net investment income ............................................................................           132
                                                                                                       ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ..........................................................        (4,828)
Net change in unrealized appreciation (depreciation) on investments ..............................         7,264
                                                                                                       ---------
Net realized and unrealized gain (loss) ..........................................................         2,436
                                                                                                       ---------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ............................................     $   2,568
                                                                                                       =========

  See accompanying notes which are an integral part of the financial statements.

                                                Tax-Managed Global Equity Fund 3

TAX-MANAGED GLOBAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands


                                                                            SIX MONTHS ENDED
                                                                             APRIL 30, 2002     FISCAL YEAR ENDED
                                                                              (UNAUDITED)        OCTOBER 31, 2001
                                                                            ----------------    ------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income ..................................................     $    132             $      41
   Net realized gain (loss) ...............................................       (4,828)               (1,876)
   Net change in unrealized appreciation (depreciation) ...................        7,264               (10,119)
                                                                                --------             ---------
     Net increase (decrease) in net assets from operations ................        2,568               (11,954)
                                                                                --------             ---------
DISTRIBUTIONS
   From net investment income
     Class S ..............................................................         (148)                  (82)
   From net realized gain
     Class C ..............................................................          (70)                   --
     Class S ..............................................................         (417)                   --
                                                                                --------             ---------
     Net decrease in net assets from distributions ........................         (635)                  (82)
                                                                                --------             ---------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions ..........        7,590                20,866
                                                                                --------             ---------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS ...............................        9,523                 8,830

NET ASSETS
   Beginning of period ....................................................       42,765                33,935
                                                                                --------             ---------
   End of period (including accumulated distributions in excess of net
   investment income of $16 at April 30, 2002) ............................     $ 52,288             $  42,765
                                                                                ========             =========

See accompanying notes which are an integral part of the financial statements.

4 Tax-Managed Global Equity Fund

TAX-MANAGED GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                            FISCAL YEARS ENDED
                                                                                OCTOBER 31,
                                                                           --------------------
                                                                 2002*       2001       2000**
                                                               --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD .......................   $   7.29    $   9.73    $  10.00
                                                               --------    --------    --------
INCOME FROM OPERATIONS
   Net investment income (loss)(a)(b) ......................       (.02)       (.06)       (.06)
   Net realized and unrealized gain (loss) .................        .40       (2.38)       (.19)
                                                               --------    --------    --------
     Total income from operations ..........................        .38       (2.44)       (.25)
                                                               --------    --------    --------
DISTRIBUTIONS
   From net investment income ..............................         --          --        (.02)
   From net realized gain ..................................       (.06)         --          --
                                                               --------    --------    --------
     Total distributions ...................................       (.06)         --        (.02)
                                                               --------    --------    --------
NET ASSET VALUE, END OF PERIOD .............................   $   7.61    $   7.29    $   9.73
                                                               ========    ========    ========
TOTAL RETURN (%)(c) ........................................       5.25      (25.08)      (2.55)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ................      9,696       8,104       7,133

   Ratios to average net assets (%):
     Operating expenses, net (d) ...........................       1.00        1.00        1.00
     Operating expenses, gross (d) .........................       1.20        1.20        1.20
     Net investment income (loss)(c) .......................       (.21)       (.73)       (.68)

   Portfolio turnover rate (%) .............................      31.53       30.55       44.04

*    For the six months ended April 30, 2002 (Unaudited).
** For the period January 31, 2000 (commencement of operations) to October 31, 2000.
(a)  Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying companies in which the Fund invests.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.

                                                Tax-Managed Global Equity Fund 5

TAX-MANAGED GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                      FISCAL YEARS ENDED
                                                                          OCTOBER 31,
                                                                     --------------------
                                                            2002*       2001      2000**
                                                          ---------  ---------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD ...................  $    7.38   $   9.77  $   10.00
                                                          ---------  ---------  ---------
INCOME FROM OPERATIONS
  Net investment income (a)(b) .........................        .03        .02        .01
  Net realized and unrealized gain (loss) ..............        .39      (2.39)      (.22)
                                                          ---------   --------  ---------
    Total income from operations .......................        .42      (2.37)      (.21)
                                                          ---------   --------  ---------
DISTRIBUTIONS
  From net investment income ...........................       (.02)      (.02)      (.02)
  From net realized gain ...............................       (.06)        --         --
                                                          ---------   --------  ---------
    Total distributions ................................       (.08)      (.02)      (.02)
                                                          ---------   --------  ---------
NET ASSET VALUE, END OF PERIOD .........................  $    7.72   $   7.38  $    9.77
                                                          =========   ========  =========
TOTAL RETURN (%)(c) ....................................       5.77     (24.27)     (2.12)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) .............     42,592     34,661     26,802

  Ratios to average net assets (%):
    Operating expenses, net (d) ........................        .00        .00        .00
    Operating expenses, gross (d) ......................        .20        .20        .20
    Net investment income (c) ..........................        .32        .29        .06

  Portfolio turnover rate (%) ..........................      31.53      30.55      44.04

*   For the six months ended April 30, 2002 (Unaudited).
**  For the period February 1, 2000 (commencement of sale) to October 31, 2000.
(a) Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying companies in which the Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.

6 Tax-Managed Global Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2002 (Unaudited)

1. ORGANIZATION
   Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 31 different investment portfolios, referred to as "Funds." These financial statements report on one Fund, which has a distinct investment objective and strategy. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

   The Fund allocates its assets by investing in a combination of Class S shares of the Investment Company's portfolios (the "Underlying Funds"). The Fund will adjust its investments within set limits based on Frank Russell Investment Management Company's ("FRIMCo" or "Advisor") outlook for the economy, financial markets and relative market valuation of the asset classes represented by each Underlying Fund. However, the Fund may deviate from set limits when, in FRIMCo's opinion, it is necessary to do so to pursue the Fund's investment objective. The amounts allocated to each Underlying Fund by the Fund will generally vary within 10% of the percentages specified below:

                                                  ASSET ALLOCATION
            ASSET CLASS/UNDERLYING FUNDS               RANGES
            ----------------------------          ----------------
            Equities
               US Equities
                 Tax-Managed Large Cap                  50%
                 Tax-Managed Mid & Small Cap            15
                 Quantitative Equity                    10
               International Equities
                 International Securities               20
                 Emerging Markets                        5


   OBJECTIVES OF THE UNDERLYING FUNDS:
   TAX-MANAGED LARGE CAP FUND: To provide capital growth on an after-tax basis by investing principally in equity securities.

   TAX-MANAGED MID & SMALL CAP FUND: To provide capital growth on an after-tax basis by investing principally in equity securities of small capitalization companies.

   QUANTITATIVE EQUITY FUND: To provide a total return greater than the total return of the US stock market (as measured by the Russell 1000(R) Index over a market cycle of four to six years), while maintaining volatility and diversification similar to the Index.

   INTERNATIONAL SECURITIES FUND: To provide favorable total return and additional diversification for US investors by investing primarily in equity securities of non-US companies.

   EMERGING MARKETS FUND: To provide maximum total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

   Financial statements of the Underlying Funds can be obtained by calling the Office of Shareholder Inquiries at (800) RUSSEL4, (800) 787-7354.

                                                 Notes to Financial Statements 7

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2002 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES
   The Fund's financial statements are prepared in accordance with generally accepted accounting principles ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of these financial statements.

   SECURITY VALUATION: Investments in Underlying Funds are valued at the net asset value per share of each Underlying Fund as of 4:00 p.m., or the close of regular trading on the New York Stock Exchange, if earlier.

   INVESTMENT TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost.

   INVESTMENT INCOME: Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

   FEDERAL INCOME TAXES: As a Massachusetts business trust, the Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to the Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is the Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Fund.

   The aggregate cost of investments and the composition of gross unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2002 were as follows:


                                                                                            NET
                                                        GROSS            GROSS           UNREALIZED
                                    FEDERAL TAX      UNREALIZED       UNREALIZED        APPRECIATION
                                       COST         APPRECIATION    (DEPRECIATION)     (DEPRECIATION)
                                   ------------     ------------    --------------     --------------

   Tax-Managed Global Equity       $ 58,326,426     $     52,066    $   (6,204,121)    $   (6,152,055)

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition federal income and excise tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

   EXPENSES: Expenses, other than Class specific expenses, are allocated to each Class of shares based upon their relative net assets. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds.

3. INVESTMENT TRANSACTIONS
   SECURITIES: During the period ended April 30, 2002, purchases and sales of the Underlying Funds were as follows:

                                          PURCHASES            SALES
                                        ------------       ------------
   Tax-Managed Global Equity            $ 26,890,690       $ 20,065,140

8 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2002 (Unaudited)

4. RELATED PARTIES
   ADVISOR AND ADMINISTRATOR: FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company, a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company.

   The Fund is permitted to invest its cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Fund's objectives) in the Frank Russell Investment Company Money Market Fund. As of April 30, 2002, the Fund had no amount invested in the Money Market Fund.

   The Fund is charged an advisory fee equal to 0.20% and an administrative fee equal to 0.05% of average daily net assets. For the period ended April 30, 2002, the Advisor contractually agreed to waive the advisory fee. The administrative fee was charged to the Underlying Funds in accordance with the Special Servicing Agreements discussed below.

   The Fund will not bear any operating expenses. Operating expenses include those expenses arising from accounting, administrative custody, auditing, legal and transfer agent services. They do not include expenses attributable to advisory fees (which are currently waived by FRIMCo), any Rule 12b-1 distribution fee, any shareholder service fees, or any nonrecurring extraordinary expenses. The Fund's operating expenses are borne either by the Underlying Funds in which the Fund invests or by FRIMCo. This arrangement is governed by Special Servicing Agreements among each of the affected Funds and FRIMCo. Those agreements are entered into on a yearly basis and must be re-approved annually by the Investment Company's Board of Trustees.

   TRANSFER AGENT: The Fund has a contract with FRIMCo to provide transfer agent services to the Investment Company. The Underlying Funds have borne this expense.

   DISTRIBUTOR AND SHAREHOLDER SERVICING: Pursuant to the Distribution Agreement with the Investment Company, Russell Fund Distributors, Inc. ("Distributor"), a wholly-owned subsidiary of FRIMCo, serves as distributor for all Investment Company portfolio shares, including Class C and Class S shares of the Fund.

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor or any Selling Agents, as defined in the Plan for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of Class C shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.75% of the average daily net assets of the Fund's Class C shares on an annual basis.

   In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Fund may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class C shares of the Fund. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class C shares on an annual basis.

   Accrued shareholders servicing and distribution fees payable to affiliates as of April 30, 2002 were $8,056.

   BOARD OF TRUSTEES: The Investment Company pays each of its Trustees not affiliated with FRIMCo a retainer of $52,000 per year. Additionally, there is a retainer of $10,000 paid to the committee lead; a $6,000 retainer to each committee chair; a $5,000 retainer for each member attending a committee meeting in person and $2,000 for any special or additional meeting attended in person. The Trustee will receive a $500 retainer for attending the meeting by phone instead of receiving the full retainer had the member attended in person. Out of pocket expenses are also paid by the Investment Company.

                                                 Notes to Financial Statements 9

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED

April 30, 2002 (Unaudited)

5. FUND SHARE TRANSACTIONS
   Share transactions for the period ended April 30, 2002 and the fiscal year ended October 31, 2001 were as follows:

                                                                     SHARES                            DOLLARS (000)
                                                        --------------------------------    --------------------------------
TAX-MANAGED GLOBAL EQUITY                                     2002             2001               2002             2001
                                                        --------------    --------------    --------------    --------------
   CLASS C
   Proceeds from shares sold                                   322,142           621,061    $        2,507    $        5,367
   Proceeds from reinvestment of distributions                   8,882             4,228                69                39
   Payments for shares redeemed                               (168,705)         (246,918)           (1,302)           (2,076)
                                                        --------------    --------------    --------------    --------------
   Net increase (decrease)                                     162,319           378,371             1,274             3,330
                                                        --------------    --------------    --------------    --------------
   CLASS S
   Proceeds from shares sold                                 3,554,443         3,229,542            27,722            27,988
   Proceeds from reinvestment of distributions                  70,843             8,483               559                78
   Payments for shares redeemed                             (2,805,439)       (1,284,364)          (21,965)          (10,530)
                                                        --------------    --------------    --------------    --------------
   Net increase (decrease)                                     819,847         1,953,661             6,316            17,536
                                                        --------------    --------------    --------------    --------------
   Total increase (decrease)                                   982,166         2,332,032    $        7,590    $       20,866
                                                        ==============    ==============    ==============    ==============

 6. LINE OF CREDIT
    The Investment Company (the "Participants") share in a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .125% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus .50% annually, is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33.33% of the value of its net assets under the agreement. The agreement will expire December 26, 2002. The Funds did not have any drawdowns during the period ended April 30, 2002.

 7. BENEFICIAL INTEREST
    As of April 30, 2002, the Fund has one shareholder with shares of beneficial interest of greater than 10% of the total outstanding shares of the Fund:

                                               %
                                           ---------
    Tax-Managed Global Equity                17.4

 10 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

MATTER SUBMITTED TO A VOTE OF SHAREHOLDERS

April 30, 2002 (Unaudited)

There was a Special Meeting in Lieu of Annual Meeting of Shareholders of the Frank Russell Investment Company ("the Investment Company") held at 909 A Street, Tacoma, Washington held on December 13, 2001.

THE FOLLOWING MATTERS WERE VOTED UPON AT THE MEETING

THE RESULT OF EACH VOTE ACCOMPANY THE DESCRIPTION OF EACH MATTER
----------------------------------------------------------------

  1. Election of Trustees.
  VOTE:
  -----
                                                             FOR                                 WITHHELD
                                                      -----------------                     -----------------
  Kristianne Blake                                    2,411,474,404.404                      8,451,167.148
  Raymond P. Tennison, Jr.                            2,411,476,320.327                      8,449,251.225

  4.a To amend the fundamental investment
  restriction regarding borrowing.
  VOTE:
  -----

                                                             FOR              AGAINST            ABSTAIN
                                                      -----------------  -----------------  -----------------
  Tax-Managed Global Equity                                 938,301.174      55,668.593         59,047.000

  4.b To amend the fundamental investment
  restriction regarding underwriting.
  VOTE:
  -----
                                                             FOR              AGAINST           ABSTAIN
                                                      -----------------  -----------------  -----------------
  Tax-Managed Global Equity                                 956,304.174      45,313.593         51,399.000

  4.c To amend the fundamental investment
  restriction regarding lending.
  VOTE:
  -----
                                                             FOR              AGAINST           ABSTAIN
                                                      -----------------  -----------------  -----------------
  Tax-Managed Global Equity                                 955,283.174      46,334.593         51,399.000

  4.d To amend the fundamental investment
  restriction regarding investing in commodities.
  VOTE:
  -----
                                                             FOR              AGAINST           ABSTAIN
                                                      -----------------  -----------------  -----------------
  Tax-Managed Global Equity                                 944,653.767      56,964.000         51,399.000

  4.e To amend the fundamental investment
  restriction regarding issuing senior securities.
  VOTE:
  -----
                                                             FOR              AGAINST           ABSTAIN
                                                      -----------------  -----------------  -----------------
  Tax-Managed Global Equity                                 959,657.159      51,284.608         42,075.000

  4.f To amend the fundamental investment
  restriction regarding industry concentration.
  VOTE:
  -----
                                                             FOR              AGAINST           ABSTAIN
                                                      -----------------  -----------------  -----------------
  Tax-Managed Global Equity                                 971,843.159      39,098.608         42,075.000

  5.a To eliminate the fundamental investment
  restriction regarding making investments in
  companies for the purpose of exercising control
  or management.
  VOTE:
  -----
                                                             FOR              AGAINST           ABSTAIN
                                                      -----------------  -----------------  -----------------
  Tax-Managed Global Equity                                 971,665.174      33,127.593         48,224.000

                                  Matter Submitted to a Vote of Shareholders  11

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

MATTER SUBMITTED TO A VOTE OF SHAREHOLDERS - CONTINUED

April 30, 2002 (Unaudited)

  5.b To eliminate the fundamental investment restriction regarding purchasing securities on margin and making short sales.
  VOTE:
  -----
                                                           FOR              AGAINST            ABSTAIN
                                                    -----------------  -----------------  -----------------
  Tax-Managed Global Equity                               943,259.174         67,682.593         42,075.000

  5.c To eliminate the fundamental investment
  restriction regarding purchasing securities
  of other investment companies.
  VOTE:
  -----
                                                           FOR              AGAINST            ABSTAIN
                                                    -----------------  -----------------  -----------------
  Tax-Managed Global Equity                               966,001.767         44,940.000         42,075.000

  5.d To eliminate the fundamental investment
  restriction regarding investments in options.
  VOTE:
  -----
                                                           FOR              AGAINST            ABSTAIN
                                                    -----------------  -----------------  -----------------
  Tax-Managed Global Equity                               950,155.174         51,462.593         51,399.000

  5.e To eliminate the fundamental investment
  restriction regarding participating in joint
  trading accounts.
  VOTE:
  -----
                                                           FOR              AGAINST            ABSTAIN
                                                    -----------------  -----------------  -----------------
  Tax-Managed Global Equity                               955,656.767         55,285.000         42,075.000

  5.f To eliminate the fundamental investment
  restriction regarding purchases or sales of
  portfolio securities involving affiliates.
  VOTE:
  -----
                                                           FOR              AGAINST            ABSTAIN
                                                    -----------------  -----------------  -----------------
  Tax-Managed Global Equity                               949,507.767         61,434.000         42,075.000

  5.g To eliminate the fundamental investment
  restrictions regarding diversification of
  investments and regarding acquiring more than
  certain percentages of the securities of any
  one issuer.
  VOTE:
  -----
                                                           FOR              AGAINST            ABSTAIN
                                                    -----------------  -----------------  -----------------
  Tax-Managed Global Equity                               964,573.566         46,368.201         42,075.000

12   Matter Submitted to a Vote of Shareholders

TAX MANAGED GLOBAL EQUITY FUND

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

TRUSTEES
 Lynn L. Anderson, Chairman
 Paul E. Anderson
 Paul Anton, PhD
 William E. Baxter
 Kristianne Blake
 Lee C. Gingrich
 Eleanor W. Palmer
 Raymond P. Tennison, Jr.

TRUSTEES EMERITUS
 George F. Russell, Jr.

OFFICERS
 Lynn L. Anderson, Chairman of the Board and President
 Mark Amberson, Director of Short Term Investment Funds
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Randall P. Lert, Director of Investments
 Karl Ege, Secretary and General Counsel

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CONSULTANT
 Frank Russell Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Allan Forbes Building
 150 Newport Avenue AFB35
 North Quincy, MA 02171

OfFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) RUSSEL4
 (800) 787-7354

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

MONEY MANAGERS OF UNDERLYING FUNDS
QUANTITATIVE EQUITY FUND
 Barclays Global Investors, San Francisco, CA
 Franklin Portfolio Associates LLC, Boston, MA
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 J.P. Morgan Investment Management Inc., New York, NY

TAX-MANAGED LARGE CAP FUND
 J.P. Morgan Investment Management Inc., New York, NY

TAX-MANAGED MID & SMALL CAP FUND
 Geewax, Terker & Company, Chadds Ford, PA

EMERGING MARKETS FUND
 Alliance Capital Management L.P., Minneapolis, MN
 Foreign & Colonial Emerging Markets Limited, London, England
 Genesis Asset Managers Limited, London, England
 Nicholas Applegate Capital Management, San Diego, CA
 Schroder Investment Management North America Ltd., New York, NY

INTERNATIONAL SECURITIES FUND
 Alliance Capital Management L.P., Minneapolis, MN
 Capital International, Inc., Los Angeles, CA
 Delaware International Advisers Ltd., London, England
 Driehaus Capital Management, Inc., Chicago, IL
 Fidelity Management & Research Company, Boston, MA
 J.P. Morgan Investment Management Inc., New York, NY
 Marvin & Palmer Associates, Inc., Wilmington, DE
 Mastholm Asset Management, LLC, Bellevue, WA
 Oechsle International Advisors, LLC, Boston, MA
 The Boston Company Asset Management, LLC, Boston, MA

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

                                Manager, Money Managers and Service Providers 13

[LOGO OF RUSSELL]

Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com                                                 36-08-092 (0402)